UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine New York, NY 10017
(Address of principal executive offices) (Zip code)

Eric M. Rubin
President and Principal Executive Officer
335 Madison Avenue, Mezzanine New York, NY 10017

(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end: 10/31/2008

Date of reporting period: 10/31/2008

Item 1. Reports to Stockholders.

     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e -1).

Stock Fund
Financial Services Fund
International Equity Fund
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund
U.S. Inflation-Indexed Fund

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by Foreside Distribution Services, L.P.

American Independence Funds
Annual Report	- October 31, 2008

President’s Letter to Shareholders		1
Management Fund Commentaries and Fund Performance		2

Stock Fund
Schedule of Portfolio Investments		16
Financial Services Fund
Schedule of Portfolio Investments		19
International Equity Fund
Schedule of Portfolio Investments		21
Short-Term Bond Fund
Schedule of Portfolio Investments		26
Intermediate Bond Fund
Schedule of Portfolio Investments		32
Kansas Tax-Exempt Bond Fund
Schedule of Portfolio Investments		37
U.S. Inflation-Indexed Fund
Schedule of Portfolio Investments		43

Statements of Assets and Liabilities		45
Statements of Operations		46
Statements of Changes in Net Assets		48
Financial Highlights		51
Notes to Financial Statements		55

Report of Independent Registered Public Accounting Firm		63

Additional Information
Portfolio Summaries		64
Table of Shareholder Expenses		66
Trustees and Officers		68

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge on the Securities and Exchange Commission's website at http://www.sec.gov.

December 30, 2008

Dear Fellow Shareholders:

I am pleased to present you with the Annual Report for the American Independence Funds (the “Funds” or for each fund separately, a “Fund”) for the fiscal year ended October 31, 2008.

This past year has certainly been a challenging one as we have witnessed an unsettling market environment that has affected all types of asset classes and sectors, both domestic and international. The credit crisis, which started in the late summer of 2007, has caused a historical draining of liquidity in the bond markets, and consumer confidence has waned due to the current economic conditions: an ailing housing market, bailout of financial institutions and the auto industry, high unemployment, and a steady rise in inflation which has given way to fears of deflation. We saw record high oil prices during the past year, which have since come down in dramatic fashion, and the Federal Reserve has tried to quell the economic issues with a cut in short-term interest rates (essentially to zero) and using its powers to inject liquidity into the system in unprecedented fashion.

Despite these disappointing economic conditions and increasing uncertainty, our Funds have performed well compared to their peers and benchmarks. The following pages offer insight into the Funds’ performance, with each Portfolio Manager commenting on the specific factors that impacted their respective Fund during the reporting period and an outlook for the year to come.

We continue to see steady improvement to the Funds’ performance and are pleased to report that as of November 30, 2008, five (5) of the seven (7) Funds presented in this Annual Report have an overall Morningstar rating of four or five stars(1). The Financial Services Fund, which does not have a three-year track record and therefore is not yet rated by Morningstar, continues to perform well against its peers. The NestEgg Target Date Funds, which are presented in a separate report, have also performed well and have ratings of either four or five stars from Morningstar(1).

We continue to strive to improve the cost and efficiency of service as well as the performance of the Funds. During the past year, we made some portfolio management changes which we feel will help improve the Funds’ performance. On July 1, 2008, American Independence Financial Services, LLC, which had previously utilized a sub-advisor, assumed the sole management duties for the International Equity Fund. Also, an additional sub-advisor for the Short-Term Bond and Intermediate Bond Funds was retained. On May 12, 2008, Fischer Francis Trees and Watts, Inc., and its affiliates, took over the portfolio management of these two bond Funds. In addition, we broadened the fund line up by adding the American Independence U.S. Inflation-Indexed Fund and the American Independence International Bond Fund.

We thank you for your continued support, and American Independence will continue to seek to provide additional services, improve existing ones, and build upon the existing strong foundation. Please do not hesitate to contact us with any questions at 866-410-2006. I hope to see the markets improve during 2009 and wish you a happy and healthy year.

Sincerely,

Eric M. Rubin

(1) Source: Morningstar. Morningstar ratings are based on the Institutional Class shares.

Past performance does not guarantee future results.

This material is authorized for distribution only when preceded or accompanied by a prospectus. American Independence Financial Services, LLC provides investment advisory and other services to the Funds and receives a fee for those services. The Funds are distributed by Foreside Distribution Services L.P. Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter and accompanying commentaries are through the end of the period covered by the report, as stated on the cover. These views are subject to change based on market and other conditions.

The Russell 1000 Value Index and the Russell 2000 Value Index are sub-indices of the Russell 3000 Index which is an unmanaged index of common stocks for companies that make-up the 3,000 largest U.S. companies based on total market capitalization. The common stocks for the largest 1000 of these companies constitute the Russell 1000 Index and those for the remaining 2000 companies make-up the Russell 2000 Index. The Russell 1000 Value Index and the Russell 2000 Value Index are compiled from the common stocks of companies identified by the Russell Investment Group as offering lower price-to-book ratios and lower forecasted growth values in those two respective groupings. The Standard & Poor 500 Stock Index (“S&P 500”) is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Standard & Poor 500 Equal-Weight Financial Index (“S&P 500 EWFI”) is an equally-weighted index of common stocks for financial companies that make-up the S&P 500. The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE”) is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data are calculated in U.S. Dollars and in local currency. The indices are unmanaged and do not reflect the expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index; however, they can invest in the underlying securities.

Stock Fund Commentary

Jeffrey Miller – Portfolio Manager

The American Independence Stock Fund finished its fiscal year ended October 31, 2008 down 22.26% (Class I shares), outperforming the S&P 500 by 13.7% and the Russell 1000 Value Index by 14.4% . The S&P 500 plunged 36.0% and the Russell 1000 Value Index fell 36.7% in what was one of the worst years in recent history for the stock market.

Most financial and commodity markets have experienced dramatic declines in value over the past 12 months. Nationally, Case-Shiller estimates that the average price of a home has fallen 20%, oil and other commodities have decreased significantly since the “shortages” of the summer, and leveraged loans have fallen about 30%. Liquidity has dried up for almost all assets except U.S. Treasuries, prompting unprecedented stimulus and actions from not only the U.S. Federal Reserve and Treasury, but also among foreign central banks. The list of companies that have either failed, been taken over by the government, or forced to merge with a competitor is somewhat breathtaking: Merrill Lynch, Lehman, Brothers, AIG, Wachovia, Washington Mutual, Fannie Mae, Freddie Mac make up a partial list. The Big Three automakers claim to be on the verge of failure without government aid, rating agencies like Moody’s and S&P are facing multiple questions about their businesses, and bond insurers like Ambac and MBIA dominated the news earlier in the year with talk of their potential failure. Retailers are reporting sharp declines in sales, while gaming stocks, once viewed as recession resistant, have fallen sharply, with Las Vegas Sands falling from over $130 last October a share to under $5 at one point in October 2008. In short, there haven’t been many places to hide in the markets in the past year.

During this turbulent market, we were able to outperform our benchmarks by such wide margins by sticking to our fundamental strategy of purchasing solid companies at what we believe to be low prices (aka buying broken stocks, not broken companies) while actively managing risks. A large portion of our performance comes from eliminating, as best we can, mistakes. As a large cap value fund, it is almost a given that we will own significant stakes in large financial companies. However, by not owning AIG, Citigroup, Fannie Mae, etc, we were able to add significant value for our shareholders. We call this “addition by subtraction”, meaning we actively choose not to own companies with bad business models. There are very few excellent companies, many pretty good companies, and a lot of fairly mediocre companies available for sale in the stock markets. We try to do our best to choose companies from the first two groups that are trading at a low valuation relative to free cash flow, and to avoid companies from the last group no matter what their price. Often “value” investors mistake a low price to earnings ratio or low price to book value ratio for “value” – we prefer to pay a fair price for a great company than a low price for a terrible one as these bad businesses frequently become value traps, eating up capital while producing little, if any, return on investment. Usually cheap stocks are cheap for a reason. Our ideal company is one that generates high returns on invested capital on a free cash flow basis, and that trades for a low price to that free cash flow. Companies with large gross revenues that are required to reinvest back into the business most of those revenues just to stay open are not attractive to us (see General Motors for an example of what we don’t like).

As mentioned above, we also actively manage for risk, both in terms of company fundamentals and in terms of the price of the shares in the market. In our mind, the two risks are separate. Fundamental risk is the risk that we have the “story” wrong in some way: that sales will be weaker than we expect, that the company’s debt load will become overwhelming, that pricing for its products or inputs will vary greatly from our expectations. When we realize we are wrong in our assumptions, we are quick to sell a position. Hoping for a different result, or waiting for a turn in the business that may never come, doesn’t tend to work out well for us. Instead, we would rather sell, reevaluate our reasoning, and wait for a better time to purchase the stock. We try to be very quick to recognize our mistakes and take a small loss, instead of stubbornly insisting that we are right and taking a large loss later.

We are also proponents of truly actively managing our portfolio for price risk, instead of closet indexing. If we purchase a company at $20 and it quickly rises to $30, it is not nearly as attractive to us, even if there is no change in the fundamentals. In these instances we will usually trim back our position, possibly even eliminating it, and wait for a better price. However, we are the first to acknowledge that we were not as good at this as we would have liked with some of our holdings this past year, particularly our railroad stocks and some financials. Price is very important to us –not all great companies make great stocks all the time, a lesson that many “buy and hold” investors have learned the hard way over the years. General Electric is a great company in our opinion – we own it now for the fund. However, it traded for $34 at the end of 1998, versus $19.51 on October 31, 2008, a decline of 42% over nearly a decade. Similar examples abound.

However, there is opportunity in even the worst sectors, if you can buy the right companies at the right price. In fact, the 3 largest contributors to our performance last year were financial stocks, the fourth was a railroad, and the fifth a homebuilder. At year-end our top 5 holdings were Occidental Petroleum, an oil company, Walt Disney, a media and entertainment company, McDonald’s, a fast food company, PNC Financial Services, a bank that also owns a significant asset manager, and Microsoft, a software company, although positions can change at any time. We are actively looking at new investments in the retail, asset management, infrastructure, and hotel industries, among others, but there is no guarantee we will find companies that meet our requirements for purchase. We will continue to search the available universe of companies for those stocks that fit our investment criteria: sustainable business models that cannot be made obsolete overnight, with high returns on invested capital, and that are trading for a low price to free cash flows. The current highly-volatile environment provides us with the chance to purchase excellent companies at attractive prices, and we look forward to the opportunity to serve your investment needs in the years ahead.

Stock Fund Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1998. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
	1 Year	5 Year	10 Year
Stock Fund
Institutional Class	(22.26%)	7.01%	5.15%
Class A Shares(1)	(27.11%)	5.25%	4.05%
Class C Shares(2)	(20.58%)	6.60%	4.63%
Russell 1000 Value Index	(36.73%)	1.94%	1.91%
S & P 500 Index	(36.02%)	0.26%	0.40%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1) Reflects maximum sales charge of 5.75%.
(2) Reflects Contingent Deferred Sales Charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the Stock Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund's Institutional Class shares known as Service Class shares. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund, prior to commencement of operations on March 20, 2006, includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses. The performance of the Class C shares of the fund, prior to commencement of operations on September 24, 2007, includes the performance of the Fund’s Class A shares from March 20, 2006 through September 23, 2007 and the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

The Russell 1000 Value Index is an unmanaged index of common stocks for companies that make-up the Russell 1000 Index and have been identified by the Russell Investment Group as offering lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor’s 500 Stock Index (“S&P 500”) is an unmanaged index of 500 selected common stocks most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two thirds of the total market value of all domestic common stocks.

The above referenced indices do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

Financial Services Fund Commentary

Jeffrey Miller – Portfolio Manager

The American Independence Financial Services Fund finished its fiscal year ended October 31, 2008 down 22.26%, outperforming the S&P Equal Weighted Financials Index by 38.60% and the Lipper Financial Services Fund Index by 29.42% . The S&P Equal Weighted Financials Index plunged 51.98% and the Lipper Financial Services Fund Index fell 36.8% in what was one of the worst years in recent history for the stock market in general and financial services in particular.

Most financial and commodity markets have experienced dramatic declines in value over the past 12 months. Nationally, Case-Shiller estimates that the average price of a home has fallen 20%, oil and other commodities have decreased significantly since the “shortages” of the summer, and leveraged loans have fallen about 30%. Liquidity has dried up for almost all assets except U.S. Treasuries, prompting unprecedented stimulus and actions from not only the U.S. Federal Reserve and Treasury, but also among foreign central banks. The list of companies that have either failed, been taken over by the government, or forced to merge with a competitor is somewhat breathtaking: Merrill Lynch, Lehman Brothers, AIG, Wachovia, Washington Mutual, Fannie Mae, Freddie Mac make up a partial list. The Big Three automakers claim to be on the verge of failure without government aid, rating agencies like Moody’s and S&P are facing multiple questions about their businesses, and bond insurers like Ambac and MBIA dominated the news earlier in the year with talk of their potential downgrade or failure.

During this turbulent market, we were able to outperform our benchmarks by such wide margins by sticking to our fundamental strategy of purchasing solid companies at what we believe to be low prices (aka buying broken stocks, not broken companies) while actively managing risks. A large portion of our performance comes from eliminating, as best we can, mistakes. As a financial services fund, it is almost a given that we will own significant stakes in large financial companies. However, by not owning AIG, Citigroup, Fannie Mae, etc, we were able to add significant value for our shareholders. We call this “addition by subtraction”, meaning we actively choose not to own companies with bad business models. There are very few excellent companies, many pretty good companies, and a lot of fairly mediocre companies available for sale in the stock markets. We try to do our best to choose companies from the first two groups that are trading at a low valuation relative to free cash flow, and to avoid companies from the last group no matter what their price. Often “value” investors mistake a low price to earnings ratio or low price to book value ratio for “value” – we prefer to pay a fair price for a great company than a low price for a terrible one, as these bad businesses frequently become value traps, eating up capital while producing little, if any, return on investment. Usually cheap stocks are cheap for a reason. Our ideal company is one that generates high returns on invested capital on a free cash flow basis, and that trades for a low price to that free cash flow. Companies with large gross revenues that are required to reinvest back into the business most of those revenues just to stay open are not attractive to us.

As mentioned above, we also actively manage for risk, both in terms of company fundamentals and in terms of the price of the shares in the market. In our mind, the two risks are separate. Fundamental risk is the risk that we have the “story” wrong in some way: that sales will be weaker than we expect, that the company’s debt load will become overwhelming, that pricing for its products or costs will vary greatly from our expectations. When we realize we are wrong in our assumptions, we are quick to sell a position. Hoping for a different result, or waiting for a turn in the business that may never come, doesn’t tend to work out well for us. Instead, we would rather sell, reevaluate our reasoning, and wait for a better time to purchase the stock. We try to be very quick to recognize our mistakes and take a small loss, instead of stubbornly insisting that we are right and taking a large loss later.

We are also proponents of truly actively managing our portfolio for price risk, instead of closet indexing. If we purchase a company at $20 and it quickly rises to $30, it is not nearly as attractive to us, even if there is no change in the fundamentals. In these instances we will usually trim back our position, possibly even eliminating it, and wait for a better price. However, we are the first to acknowledge that we were not as good at this as we would have liked with some of our holdings this past year, particularly some of our banks. Price is very important to us – not all great companies make great stocks all the time, a lesson that many “buy and hold” investors have learned the hard way over the years, and not just in finanicals. General Electric is a great company in our opinion. However, it traded for $34 at the end of 1998, versus $19.51 on October 31st, 2008, a decline of 42% over nearly a decade. The XLF, which is the S&P Financials Sector ETF, began trading in April 1999. It ended that month at $26.66 per share. On October 31st, 2008 it closed trading at $15.53 a share, a decline of 41.7% over 9 ½ years.

However, there is opportunity in even the worst sectors, if you can buy the right companies at the right price. In fact, the 5 largest contributors to our performance last year were commercial banks, despite the fact that we avoided them for a large portion of the year, because we bought them right. Active management is vital to success in this market. At year-end our top 5 holdings were State Street Corp, an asset manager and trust company, Metlife, a life insurance company, SEI Investments, an investment processing and fund processing company, ACE Ltd, a prop-cat insurer and reinsurer, and PNC Financial Services, a commercial bank with a large stake in Blackrock, the asset manager. We are actively looking at new investments in the asset management, retail brokerage, and select regional banks, but there is no guarantee we will find companies that meet our requirements for purchase. We will continue to search the available universe of companies for those stocks that fit our investment criteria: sustainable business models that cannot be made obsolete overnight, with high returns on invested capital, and that are trading for a low price to free cash flows. The current highly-volatile environment provides us with the chance to purchase excellent companies at attractive prices, and we look forward to the opportunity to serve your investment needs in the years ahead.

This chart assumes an initial investment of $10,000 in the Institutional Class made on March 1, 2007 (commencement of operations). Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
		Since
	1 Year	Inception(3)
Financial Services Fund
Institutional Class	(13.38%)	(9.99%)
Class A Shares(1)	(18.74%)	(13.51%)
Class C Shares(2)	(15.20%)	(10.72%)
Russell 2000 Value Index	(30.47%)	(20.41%)
S&P 500 Equal-Weighted Financial Index	(51.98%)	(38.09%)

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 5.75%.
(2)	Reflects Contingent Deferred Sales Charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.
(3)	For the period March 1, 2007 (commencement of operations) through October 31, 2008.

The performance of the Class C shares of the fund, prior to commencement of operations on September 24, 2007, includes the performance of the Fund’s Class A shares from March 1, 2007, which has been restated to reflect differences in any applicable sales charges and expenses.

The Standard & Poor’s 500 Equal-Weight Financial Index (“S&P 500 EWFI”) is an unmanaged, equally-weighted index of common stocks for financial companies that make-up the Standard & Poor’s 500 Index (“S&P 500”). The S&P 500 Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all U.S. common stocks. The S&P 500 Index is, itself, compiled on the basis of market weighting. The equal-weight versions of the S&P 500 indices have been re-compiled to give equal weighting to its constituent companies. The S&P 500 EWFI does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

International Equity Fund Commentary

John J. Holmgren – Chief Investment Officer, Equities

The American Independence International Equity Fund (the “Fund”) finished the fiscal year, October 31, 2008, down 42.55% (Class I shares) but ahead of its primary benchmark, the MSCI EAFE Index with net dividends reinvested by 3.71% . The investment management of the Fund was changed effective July 1, 2008. Since the new team took over, the Fund was down 33.97% (Class I shares) outperforming the MSCI EAFE Index with net dividends reinvested by 2.61% .

The outperformance since July has been achieved in a period of turmoil in global investment markets. We have seen unprecedented levels of volatility not only in the global financial markets but also in the credit, commodity and real estate markets. The global equity, real estate and commodity markets have declined dramatically while the prices of U.S. Treasury Bonds and the U.S. Dollar, relative to the European currencies, have appreciated significantly. The global financial services industry received a severe shock over the weekend of September 13th and 14th when Lehman Brothers declared bankruptcy, AIG was acquired by the U.S. Treasury and Merrill Lynch was acquired by Bank of America. These events have caused unprecedented global governmental and central bank co-ordination and intervention around the world. Reflecting this chaotic environment, credit spreads widened dramatically as global liquidity dried up seemingly overnight.

The AIFS investment management team utilizes a quantitatively disciplined approach to manage the Fund. The Team’s approach attempts to identify undervalued securities with improving growth prospects. The team began to transition the Fund immediately after assuming management responsibilities on July 1, 2008 while attempting to mitigate capital gains distributions and transaction costs.

During the period since the new team took over the management of the Fund, the International Markets as measured by the MSCI EAFE Index with net dividends reinvested declined by 36.59% . The best performing countries in the Index during this time period were Switzerland, New Zealand and Japan while the three worst were Austria, Luxembourg and Norway. The Fund’s overweight in France and underweights in Japan and Austria markets were beneficial while overweights in Hong Kong, Singapore and Norway markets hindered performance. The best performing sectors in the Index were Health Care, Consumer Staples, and Consumer Discretionary while the worst performing sectors were Materials, Industrials, and Financials. The Fund’s over weights in Banking and Beverages and Tobacco as well as underweights in Non-Ferrous metals and Energy Equipment and Services were beneficial while overweights in Gold Mining and Metals – Steel and underweights in Retail Merchandising and Transportation detracted from return.

The individual equities that contributed the most to the Fund’s relative outperformance were Wing Lung Bank, Royal Dutch Shell and Astrazeneca while positions in Rallye, ArcelorMittal, Industrial and Commercial Bank subtracted from the return.

We expect the current levels of volatility in the markets to continue for the foreseeable future. We believe that during periods of high volatility that there are many opportunities for our disciplined approach to stock selection to capitalize upon the dispersion of returns to companies in the global marketplace. As a result, we believe that the current portfolio is positioned well for potential continuation of the challenging investment environment.

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1998. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
	1 Year	5 Year	10 Year
International Equity Fund
Institutional Class	(42.55%)	5.00%	4.30%
Class A Shares(1)	(46.11%)	3.40%	3.34%
Class C Shares(2)	(44.66%)	3.90%	3.34%
MSCI EAFE Index	(46.26%)	4.11%	1.67%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 5.75%.
(2)	Reflects Contingent Deferred Sales Charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the International Multi-Manager Stock Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund's Institutional Class shares known as Service Class shares. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund, prior to commencement of operations on March 20, 2006, includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses. The performance of the Class C shares of the fund, prior to commencement of operations on September 24, 2007, includes the performance of the Fund’s Class A shares from March 20, 2006 through September 23, 2007 and the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index is an unmanaged, arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East. The above referenced index does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

Short-Term Bond Fund Commentary

Robert Campbell, CFA – Portfolio Manager

Performance

From Inception through October 31, the portfolio returned 0.44% while the benchmark, the Merrill Lynch Treasury Sub-Index 1-3 Year, returned 2.44% .

Fund performance can be attributed mainly to non-government securities held in the portfolio. The Treasury sector outperformed comparable duration non-government credit sectors throughout the year. The Fund holds a substantial allocation to non-government securities, although given market unease with spread products, we have worked to concentrate our exposure to shorter-term spread product with a very high quality rating. Proceeds from maturing spread product are being reinvested in government securities and cash instruments. Interest rate strategies also detracted from incremental performance. Portfolio duration was kept shorter than benchmark duration as a means of capturing more attractive yields at the short end of the yield curve. As prices of U.S. Treasury securities climbed the capital contribution of the price change more than offset the yield disadvantage of holding longer term securities.

Outlook and Strategy

Fed Funds futures contracts are beginning to forecast an end to this rate cycle in 2009. More extreme government and Federal Reserve action may be necessary to help stimulate the economy. Despite low funding levels, instability in the credit markets has limited lending by the banking sector. Tight credit markets may prolong the economic contraction. As conditions unfold, the portfolio duration may be gradually extended to a level that is more neutral to the benchmark duration of 1.6 years. Opportunities in the credit markets exceed historical norms as spreads have been driven to extremes. Liquidity, however, has declined significantly. We are reluctant to increase our non-government exposure until liquidity improves and the markets stabilize. We intend to continue managing the portfolio with a focus on long-term performance while remaining mindful of the short-term risks that are inherent with owning spread securities.

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1998. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
	1 Year	5 Year	10 Year
Short-Term Bond Fund
Institutional Class	1.66%	2.84%	3.71%
Class A Shares(1)	(0.76%)	2.18%	3.33%
Class C Shares(2)	1.74%	2.33%	3.03%
Merrill Lynch 1-3 Year Treasury Index	6.85%	3.81%	4.56%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 2.25%.
(2)	Reflects Contingent Deferred Sales Charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the UltraShort Bond Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund's Institutional Class shares known as Service Class shares. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund, prior to commencement of operations on March 20, 2006, includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses. The performance of the Class C shares of the fund, prior to commencement of operations on April 8, 2008, includes the performance of the Fund’s Class A shares from May 5, 2006 through April 7, 2008 and the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

The Lehman Brothers Aggregate 1-3 Year Index is an index of U.S. bonds with maturities of one to three years, which includes reinvestment of any earnings, is widely used to measure the overall performance of the U.S. bond market. Return and principal of stocks and bonds will vary with market conditions. This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in their underlying securities.

Intermediate Bond Fund Commentary

Robert Campbell, CFA – Portfolio Manager

Performance

From Inception through October 31, the portfolio returned -1.41% while the benchmark, the Barclays/Lehman Brothers Aggregate Index returned -3.89% for a relative outperformance of 2.48% .

The broad bond market has been volatile during the period under review. The Lehman Aggregate Index provided negative total returns during five months out of the six. The portfolio resisted the trend with positive returns for three of the six months, reflecting the conservative implementation of the manager’s strategy and emphasis on high quality, summarized below. Unfortunately, there were few safe harbors as non-Treasury securities underperformed direct government obligations. October witnessed extreme volatility in the bond market, reflecting investor concerns about the stability of the global banking system and worsening economic news.

Outlook and Strategy

Fed Funds futures contracts are beginning to forecast an end to this rate cycle in 2009. More extensive government and Federal Reserve action may be necessary to help stimulate the economy. We will continue to monitor the ongoing market developments and position the portfolio based on opportunities as they arise. At present, we believe our positions in U.S. government Agency mortgage backed securities and AAA rated Commercial Mortgage Backed Securities will benefit the portfolio as ongoing policy initiatives help to ease pricing pressure on these securities. We feel similarly about corporate credit, particularly the banking sector, which benefits from various ongoing support from the U.S. Treasury and the Federal Reserve.

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1998. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
	1 Year	5 Year	10 Year
Intermediate Bond Fund
Institutional Class	1.81%	3.07%	4.54%
Class A Shares(1)	(2.84%)	1.98%	3.94%
Barclay’s U.S. Aggregate Fixed Income Index	0.30%	3.48%	5.00%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1) Reflects maximum sales charge of 4.25% .

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the Intermediate Bond Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund's Institutional Class shares known as Service Class shares. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund, prior to commencement of operations on March 20, 2006, includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

The Barclay’s Aggregate Bond Index is representative of U.S. bonds, which includes reinvestment of any earnings, is widely used to measure the overall performance of the U.S. bond market. This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in their underlying securities.

Kansas Tax-Exempt Bond Fund Commentary

Robert Campbell, CFA – Portfolio Manager

This year has been a year of extremes, low interest rates and high interest rates; low volatility and high volatility. The financial events of 2008 impacted the Kansas municipal market although Kansas was a bit more insulated than other parts of the country. At the beginning of the year things looked reasonably rosy in Kansas and elsewhere in the country, but as the year progressed the sub-prime mess began to impact the municipal markets including Kansas. The initial impact here was through the municipal bond insurers which had large exposures to the subprime business. Consequently, the insurers came under renewed scrutiny and most were downgraded from their lofty “AAA” ratings. At American Independence, we began starting to avoid using insured bonds at the first hint of a problem but as the year progressed it became more and more difficult to follow this strategy as Kansas municipalities continued to add insurance protection to their issues. Historically 50+% of all municipal issues came to market with insurance, but in 2008 this dropped to 20% although Kansas insured volume did not decline as much. Unfortunately, many of the non insured Kansas issues did not carry a rating either and were still aggressively priced. The Fund adapted to fewer bonds to invest in until the Fund started to grow towards the end of the year. Then we invested in a few insured bond issues where the rating of the underlying issuer was the same or greater than that of the insurer.

2008 was also a year of phenomenal growth. In a span of 3 months the fund grew close to 14% in size due to the expansion of its shareholder base. At the beginning of fiscal year 2008 the Fund had net assets of $180 million. At the end of the year it had assets of $204 million, but it was as high as $213 million before the weakened market dropped it back to $194 million. Even during this period of substantial growth we did not stray from our strategy of quality, income, and protection of Shareholder value. The Fund continues to seek non alternative minimum taxed exposed municipal investments. We stress investing in Kansas rather than in exempt securities based in Puerto Rico and other specialty locations, because we want to invest in Kansas to help Kansans. We also focus on premium structure securities that insulate the Fund from downdrafts when interest rates rise as they did towards the end of the year. We also use our proximity to issuers to seek out hidden values not evident to non Kansas based investors.

How have we done? Relatively well even though the total return for the year was low this year at 0.38% . Compared to other Kansas oriented funds we generated a better return for the year (the other 4 Kansas funds averaged -4.13% total return for the 12 month period) and when compared to the implied return on selective individual Kansas bonds we did well, too (Lehman Kansas Bond Index showed a total return of -1.66%) . During the year the Morningstar mutual fund rating service upgraded their opinion of the Fund reflecting this year’s performance as well as past results.

Where are we going from here? Vigilance and continued sticking to our investment approach is the plan. As the state of Kansas and its hundreds of counties and municipalities struggle to weather the storms of an economic slowdown, we need to be vigilant in monitoring the investments of the fund. We will also need to be aggressive in seizing opportunities when they present themselves for new investments as the Fund hopes to build upon its past growth going into 2009.

This chart assumes an initial investment of $10,000 in the Institutional Class made on October 31, 1998. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
	1 Year	5 Year	10 Year
Kansas Tax-Exempt Bond Fund
Institutional Class	0.38%	2.53%	3.54%
Class A Shares(1)	(4.23%)	1.26%	2.42%
Class C Shares(2)	(1.84%)	1.56%	2.23%
Barclay’s 7-Year Municipal Bond Index	1.91%	3.15%	4.41%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 4.25%.
(2)	Reflects Contingent Deferred Sales Charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the Kansas Tax-Exempt Bond Fund (the predecessor fund) on March 2, 2006. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund's Institutional Class shares known as Service Class shares. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund, prior to commencement of operations on March 20, 2006, includes the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses. The performance of the Class C shares of the fund, prior to commencement of operations on May 22, 2007, includes the performance of the Fund’s Class A shares from March 20, 2006 through May 21, 2007 and the performance of the predecessor fund's Service Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

Barclay’s 7-Year Municipal Bond Index is a total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6 to 8 years. This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in their underlying securities.

U.S. Inflation-Indexed Fund Commentary

Robert Campbell, CFA

Performance

From inception through October 31st, the Barclays/Lehman Brothers U.S. Inflation-Linked Bonds benchmark returned -11.37%, while the fund has returned -11.22% gross of fees for a relative outperformance of 0.15% .

U.S. Treasury Inflation-Linked Bonds (TIPS) have performed poorly due to a number of factors. First, investor concerns over prospects for long-term inflation have reversed amid a sudden deterioration in the global growth outlook. With the global economy weakening amid the credit crunch, investors’ need for inflation-protected assets became less urgent. Second, the reversal since June in food and energy price pressures has meaningfully reduced the near-term inflation accrual on inflation-linked bonds. Third, forced position unwinds by levered investors (such as hedge funds) and a reduction of market-making capacity by brokerage firms has significantly harmed liquidity in this market, particularly in the aftermath of the Lehman Brothers bankruptcy. The severe underperformance of TIPS has evidenced itself in a sharp rise in real yields (which move inversely to prices), and a sharp narrowing in breakeven inflation rates (the difference between nominal and index-linked yields, which represent the market price of inflation compensation).

Outlook and Strategy

It is the manager’s belief that the sell-off in TIPS has been excessive, and that the asset class currently offers tremendous value, both on an outright basis and relative to conventional Treasuries. TIPS are currently discounting many years of persistent and deep deflation, even though fiscal and monetary authorities are engaged in all-out efforts to support economic growth and avoid a deflationary spiral. Real yields are also currently at levels well above long-term trend economic growth rates – historically a reliable indicator of value. Consequently, the manager is looking to return the portfolio to an overweight stance to benefit from a decline in real yields. In addition, the deterioration in liquidity has opened up unprecedented opportunities within the asset class. The manager expects these relative dislocations to be unwound as liquidity conditions gradually improve, as has already begun to in funding and conventional Treasury markets.

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 2, 2001 (commencement of operations). Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
			Since
	1 Year	5 Year	Inception(2)
U.S. Inflation-Indexed Fund
Institutional Class	(3.92%)	3.62%	5.98%
Class A Shares(1)	(7.99%)	2.71%	5.30%
Barclay’s U.S. Treasury Inflation Notes Index	(4.11%)	3.15%	5.85%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 4.25%.
(2)	For the period January 2, 2001 (commencement of operations) through October 31, 2008.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the FFTW U.S. Inflation-Indexed Portfolio (the predecessor fund) on May 9, 2008. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class shares known as Advisor Class. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the fund includes the performance of the predecessor fund’s Advisor Class shares prior to the reorganization, but has not been restated to reflect differences in expenses. If the performance had been adjusted to reflect all differences in expenses, the performance of the fund would be higher. The performance of the Class A shares of the Fund includes the performance of the Institutional Class shares from May 10, 2008 through May 16, 2008 and the performance of the FFTW U.S. Inflation-Indexed Portfolio’s Advisor Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses. The Barclay’s U.S. Treasury Inflation Note Index is an unmanaged index that tracks the performance of U.S. Treasuries the cash flows for which are linked to an inflation index. This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in their underlying securities.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund		October 31, 2008

Security Description	Shares	Value ($)
Common Stocks (88.35%)
Basic Materials (1.99%)
Freeport-McMoRan Copper & Gold, Inc.	55,000	$ 1,600,500
Brokerage (1.12%)
Lazard Ltd.	30,000	905,100
Communications (6.82%)
American Tower Corp. (a)	45,000	1,453,950
Walt Disney Co.	156,000	4,040,400
		5,494,350
Consumer Discretionary (10.89%)
GameStop Corp. (a)	10,000	273,900
JC Penney Co., Inc.	75,000	1,794,000
McDonald's Corp.	66,197	3,834,792
Nike, Inc.	31,103	1,792,466
Wal-Mart Stores, Inc.	19,250	1,074,343
		8,769,501
Consumer Staples (13.25%)
Diageo PLC - ADR	40,000	2,487,600
Imperial Tobacco Group PLC - ADR	43,100	2,297,230
Kraft Foods, Inc.	72,416	2,110,202
The Kroger Co.	33,000	906,180
Macquarie Infrastructure Group	35,000	355,250
Philip Morris International, Inc.	57,868	2,515,522
		10,671,984
Energy (7.21%)
Chevron Corp.	12,400	925,040
Occidental Petroleum Corp.	74,300	4,126,622
Spectra Energy Corp.	39,143	756,634
		5,808,296
Financial (18.84%)
Comerica, Inc.	105,720	2,916,815
Federated Investors, Inc.	70,000	1,694,000
Fifth Third BanCorp.	149,867	1,626,057
Hartford Financial Services, Inc.	38,000	392,160
JPMorgan Chase & Co.	25,000	1,031,250
PNC Financial Services Group, Inc.	50,000	3,333,500
Raymond James Financial, Inc.	33,000	768,570
SVB Financial Group (a)	47,635	2,450,821
Webster Financial Corp.	51,500	954,810
		15,167,983

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Stock Fund		October 31, 2008

Security Description	Shares	Value ($)
Healthcare (6.08%)
Baxter International, Inc.	50,500	$ 3,054,745
Johnson & Johnson	30,000	1,840,200
		4,894,945
Industrial (10.93%)
Burlington Northern Santa Fe Corporation	14,000	1,246,840
General Electric Co.	144,500	2,819,195
Honeywell International, Inc.	46,700	1,422,015
Kansas City Southern Railway Company (a)	33,000	1,018,710
McDermott International, Inc. (a)	35,000	599,550
Owens-Illinois, Inc. (a)	55,000	1,258,400
Ryder System, Inc.	11,000	435,820
		8,800,530
Specialty Insurance (2.89%)
MetLife, Inc.	70,000	2,325,400
Technology (5.16%)
Microsoft Corp.	136,964	3,058,406
Oracle Corp. (a)	60,000	1,097,400
		4,155,806
Utilities (3.17%)
Entergy Corp.	32,700	2,552,235
Total Common Stocks (Cost $ 68,570,410)		71,146,630

Investment Companies (0.58%)

Consumer Discretionary Select Sector SPDR Fund - ETF	20,000	462,600
Total Investment Companies (Cost $ 443,882)		462,600

Equity Options (1.31%)

Call Options (0.55%)
The Mosaic Co., 12/20/08, Exercise Price $30	400	444,000

Put Options (0.76%)
Occidental Petroleum Corp., 1/17/09, Exercise Price $70	370	610,500
Total Equity Options (Cost $ 641,159)		1,054,500

Money Markets (10.05%)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Stock Fund		October 31, 2008

Security Description	Shares	Value ($)

American Beacon Money Market Fund (b)	5,031,401	$ 5,031,401
Federated Government Obligation Fund	3,064,303	3,064,303
Total Money Markets (Cost $ 8,095,704)		8,095,704

Total Investments
(Cost $ 77,751,155) (c) 100.29%		80,759,434

Liabilities in excess of other assets (0.29%)		(240,791)

NET ASSETS 100.00%		$ 80,518,643

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $5,031,401 represents 6.25% of net assets.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund		October 31, 2008

Security Description	Shares	Value ($)
Common Stocks (89.12%)
Asset Management (10.24%)
AllianceBernstein Holding LP	25	$ 586
Federated Investors, Inc.	1,975	47,795
Franklin Resources, Inc.	285	19,379
SEI Investments Co.	3,700	65,416
		133,176
Banks (50.25%)
Bank of New York Mellon Corp.	1,600	52,160
Banner Corp.	1,350	17,240
Citizens Republic Bancorp, Inc.	5,700	16,815
Comerica, Inc.	1,444	39,840
Cullen/Frost Bankers, Inc.	602	33,694
Fifth Third BanCorp.	1,768	19,183
JPMorgan Chase & Co.	750	30,938
Marshall & Ilsley Corp.	1,125	20,284
Northern Trust Corp.	900	50,679
People's United Financial, Inc.	2,900	50,750
PNC Financial Services Group, Inc.	800	53,336
Regions Financial Corp.	2,900	32,161
Sovereign Bancorp, Inc.	4,125	11,963
State Street Corp.	1,713	74,258
SVB Financial Group (a)	660	33,957
Webster Financial Corp.	2,360	43,753
Wells Fargo & Co.	950	32,348
Zions Bancorporation	1,050	40,016
		653,375
Brokerage (9.40%)
Charles Schwab Corp.	2,640	50,477
Lazard Ltd.	1,568	47,307
Raymond James Financial, Inc.	1,050	24,454
		122,238
Insurance (5.48%)
AON Corp.	698	29,525
RenaissanceRe Holdings Ltd.	908	41,677
		71,202

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund		October 31, 2008

Security Description	Shares	Value ($)

Specialty Insurance (13.75%)
ACE Ltd.	953	$ 54,664
Hartford Financial Services, Inc.	620	6,398
MetLife, Inc.	2,030	67,437
Zenith National Insurance Corp.	1,530	50,276
		178,775

Total Common Stocks (Cost $ 1,250,746)		1,158,766

Total Investments
(Cost $ 1,250,746) (b) 89.12%		1,158,766

Other assets in excess of liabilities 10.88%		141,409

NET ASSETS 100.00%		$ 1,300,175

(a)	Non-income producing security.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund		October 31, 2008

Security Description	Shares	Value ($)
Common Stocks (93.36%)

Australia (1.16%)
BHP Billiton Ltd.	4,200	$ 78,099
BlueScope Steel Ltd.	17,900	52,442
Brambles Ltd.	61,200	322,821
Computershare Ltd.	58,000	323,667
CSL Ltd.	3,200	77,382
		854,411
Austria (0.29%)
Voestalpine AG	8,860	214,514

Belgium (0.66%)
UCB SA	19,170	487,464

China (1.31%)
China Yurun Food Group Ltd.	745,400	865,603
Yanzhou Coal Mining Co. Ltd.	164,300	100,697
		966,300
France (9.18%)
AXA SA	17,300	327,372
BNP Paribas SA	18,200	1,298,758
Sanofi-Aventis SA	22,200	1,398,337
Total SA	37,100	2,024,131
Vinci SA	19,400	691,948
Vivendi	40,000	1,040,076
		6,780,622
Germany (11.32%)
BASF SE	35,200	1,189,107
Bayer AG	4,200	236,024
Deutsche Telekom AG	89,800	1,341,135
E.ON AG	44,400	1,713,763
Fresenius Medical Care AG & Co.	15,000	680,471
MAN AG	13,800	676,503
Muenchener Rueckversicherungs AG	7,000	936,604
SAP AG	6,200	219,874
Siemens AG	20,000	1,209,557
ThyssenKrupp AG	8,200	155,170
		8,358,208

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund		October 31, 2008

Security Description	Shares	Value ($)

Hong Kong (5.00%)
ICBC Asia Ltd.	634,000	$ 654,435
Jardine Matheson Holdings Ltd.	47,800	1,123,300
VTech Holdings Ltd.	179,000	662,860
Wing Lung Bank Ltd.	63,300	1,253,716
		3,694,311
Italy (6.32%)
Enel SpA	148,900	990,453
ENI SpA	11,800	278,629
Snam Rete Gas SpA	193,000	974,530
Terna Rete Elettrica Nazionale SpA	379,500	1,221,074
UniCredit SpA	195,900	471,558
Unione di Banche Italiane SCPA	43,700	731,164
		4,667,408
Japan (21.65%)
Amada Co. Ltd.	151,000	679,013
Asahi Kasei Corp.	54,000	198,975
Canon, Inc.	31,500	1,067,959
Chubu Electric Power Co., Inc.	36,000	931,838
Cosmo Oil Co. Ltd.	94,000	193,696
Hitachi Koki Co. Ltd.	32,900	247,130
JGC Corp.	7,000	72,832
Kaneka Corp.	42,000	193,981
Marui Group Co. Ltd.	26,000	154,393
Mitsubishi Chemical Holdings Corp.	44,000	174,187
Mitsubishi Corp.	82,600	1,344,037
Mitsubishi Tanabe Pharma Corp.	41,000	424,920
Mitsubishi UFJ Financial Group	138,700	841,929
Mizuho Financial Group, Inc.	114	268,467
Namco Bandai Holdings, Inc.	18,000	182,348
NEC Corp.	52,000	149,378
Nintendo Co. Ltd.	3,400	1,056,083
Nippon Express Co. Ltd.	50,000	197,939
Nippon Oil Corp.	44,000	175,080
NTT Corp.	400	1,591,636
NTT DoCoMo, Inc.	580	912,551
Omron Corp.	14,000	194,123
Panasonic Corp.	12,000	184,175
Rohm Co. Ltd.	4,000	187,180
Seiko Epson Corp.	8,000	117,830
Seven & i Holdings Co., Ltd.	6,000	165,356
Showa Shell Sekiyu K.K.	22,000	174,187
Sumitomo Electric Industries Ltd.	11,000	86,870
Sumitomo Mitsui Financial Group, Inc.	94	364,493

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund		October 31, 2008

Security Description	Shares	Value ($)

Japan - continued
Taisho Pharmaceutical Co. Ltd.	10,000	$ 178,755
Takeda Pharmaceutical Co. Ltd.	28,500	1,397,300
Tokio Marine Holdings, Inc.	13,000	387,961
Toppan Printing Co. Ltd.	26,000	187,383
Toshiba TEC Corp.	242,000	736,944
Toyota Motor Corp.	9,700	367,264
Yamato Holdings Co. Ltd.	18,000	195,503
		15,983,696
Luxembourg (1.09%)
ArcelorMittal	31,431	803,248

Netherlands (3.43%)
Koninklijke KPN NV	20,400	285,561
Nutreco Holding NV	15,300	485,662
Royal Dutch Shell PLC	64,000	1,763,211
		2,534,434
Norway (1.67%)
DnB NOR ASA	100	572
StatoilHydro ASA	63,400	1,231,050
		1,231,622
Portugal (2.08%)
Banco Espirito Santo SA	70,800	676,649
Energias de Portugal SA	250,700	858,082
		1,534,731
Singapore (2.88%)
Jardine Cycle & Carriage Ltd.	140,900	879,794
United Overseas Bank Ltd.	141,700	1,244,055
		2,123,849
Spain (1.35%)
Abertis Infraestructuras SA	10,800	184,278
Banco Bilbao Vizcaya Argentaria	26,400	302,435
Banco Santander SA	27,900	297,576
Iberdrola SA	29,600	212,358
		996,647
Sweden (1.61%)
Alfa Laval AB	31,500	222,200
Nordea Bank AB	81,500	665,709
Scania AB	37,400	301,162
		1,189,071

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund		October 31, 2008

Security Description	Shares	Value ($)

Switzerland (4.47%)
Novartis AG	43,000	$ 2,164,454
Pargesa Holding SA	7,280	555,318
Swiss Reinsurance Co.	14,100	580,431
		3,300,203
United Kingdom (17.19%)
Anglo American PLC	35,581	877,285
AstraZeneca PLC	31,500	1,333,307
BAE Systems PLC	108,780	610,558
BP PLC	120,400	982,907
British American Tobacco PLC	55,900	1,529,412
Diageo PLC	92,300	1,412,687
HSBC Holdings PLC	137,300	1,684,347
Imperial Tobacco Group PLC	32,100	860,167
Royal & Sun Alliance Insurance Group PLC	205,200	454,092
Standard Chartered PLC	50,400	823,304
Venture Production PLC	44,500	289,517
Vodafone Group PLC	955,962	1,832,382
		12,689,965
United States (0.70%)
Philip Morris International, Inc.	11,800	512,946

Total Common Stocks (Cost $ 87,992,182)		68,923,650

Warrants (0.00%)

Hong Kong (0.00%)
ICBC Asia Ltd. (a)	444	1
Total Warrants (Cost $ 0)		1

Money Markets (5.96%)

Dreyfus Cash Management	2,198,724	2,198,724
Dreyfus Cash Management Plus	2,198,724	2,198,724

Total Money Markets (Cost $ 4,397,448)		4,397,448

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	October 31, 2008

Security Description	Shares	Value ($)

Total Investments
(Cost $ 92,389,630) (b) 99.32%		$ 73,321,099

Other assets in excess of liabilities 0.68%		504,991

NET ASSETS 100.00%	$ 73,826,090

(a)	Non-income producing security.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)
Asset Backed Securities (20.48%)
Aerco Limited, Series 2A, Class A4, 5.08%, 7/15/25 † (b)	$ 2,069,550	$ 1,945,377
Bank One Issuance Trust, Series 2004-A1, Class A1, 3.45%, 10/17/11	2,000,000	1,980,106
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-1, Class 2M1, 4.23%, 9/25/32 †	684,295	356,586
Series 2003-4, Class 2M1, 4.16%, 3/25/33 †	1,443,131	929,531
Series 2003-5, Class 2M1, 3.86%, 5/25/33 †	2,182,079	791,026
Chase Issuance Trust, Series 2005-A9, Class A, 4.58%, 11/15/11 †	4,000,000	3,850,228
Chase Issuance Trust, series 2006-A1, Class A, 4.60%, 4/15/13 †	1,560,000	1,393,792
Citibank Credit Card Issuance, Series 2006-A5, Class A5, 5.30%, 5/20/11	4,500,000	4,460,918
Citibank Credit Card Master Trust, Series 1997-4, Class A, 2.93%, 3/10/11 †	2,000,000	1,972,698
Countrywide Asset-Backed Certificates, Series 2005-13, Class MV1, 3.70%, 4/25/36 †	2,000,000	1,220,012
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 4.85%, 2/15/34 †	61,950	44,793
Credit-Based Asset Servicing & Securitization LLC, Series 2001-CB4, Class 1A1, 4.16%, 11/25/33 †	1,799,885	1,616,434
Fannie Mae Grantor Trust Series 2003-T4, Class 1A, 3.37%, 9/26/33 †	14,607	13,264
Fannie Mae Whole Loan,
Series 2001-W1, Class AV1, 3.50%, 8/25/31 †	19,904	17,788
Series 2002-W2, Class AF5, 6.46%, 6/25/32	1,798,784	1,690,523
First Horizon ABS Trust,
Series 2004-HE1, Class A, 3.47%, 1/25/24 †	40,535	21,790
Series 2004-HE3, Class A, 3.55%, 10/25/34 †	78,294	39,603
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 4.53%, 1/20/33 †	65,164	40,181
Freddie Mac Structured Pass Through Securities,
Series T-31, Class A7, 3.51%, 5/25/31 †	212,996	209,786
Series T-32, Class A1, 3.52%, 8/25/31 †	47,465	42,800
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 3.82%, 3/25/27 †	30,228	17,931
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 3.72%, 7/25/29 †	57,504	40,304
MBNA Credit Card Master Note Trust,
Series 2003-A4, Class A4, 4.78%, 9/17/12 †	3,000,000	2,814,167
Series 2006-A1, Class A1, 4.90%, 7/15/11	3,000,000	2,982,561
MSDWCC Heloc Trust, Series 2003-1, Class A, 3.53%, 11/25/15 †	57,753	45,703
Navistar Financial Corp. Owner Trust, Series 2005-A, Class A3, 4.22%, 2/15/10	25,225	25,206
Option One Mortgage Loan Trust,
Series 2002-6, Class A2, 4.06%, 11/25/32 †	2,190,151	1,910,152
Series 2003-1, Class A2, 4.10%, 2/25/33 †	33,410	26,188
Residential Asset Mortgage Products, Inc.,
Series 2003-RS4, Class AIIB, 3.92%, 5/25/33 †	1,746,091	1,036,288
Series 2003-RS5, Class AI6, 4.02%, 4/25/33 †	1,577,369	1,309,045
Residential Asset Securities Certificates, Series 2004-KS4, Class A2B3, 4.02%, 5/25/34 †	2,248,358	1,562,719
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 3.55%, 8/25/33 †	56,066	40,415
Wachovia Asset Securitization, Inc.,
Series 2002-HE2, Class A, 3.69%, 12/25/32 †	251,755	196,489
Series 2003-HE2, Class AII1, 3.52%, 6/25/33 †	35,809	27,921
Total Asset Backed Securities (Cost $ 40,401,303)		34,672,325

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations (17.48%)
Banc of America Mortgage Securites,
Series 2003-E, Class 2A2, 4.71%, 6/25/33 †	$ 1,481,945	$ 1,342,568
Series 2004-L, Class 1A1, 6.23%, 1/25/35 †	424,221	384,419
Series 2002-G, Class 2A1, 6.29%, 7/20/32 †	2,792	2,564
Bear Stearns Alt-A Trust,
Series 2004-9, Class 3A1, 5.22%, 9/25/34 †	1,369,926	994,038
Series 2005-2, Class 2A5, 4.65%, 4/25/35 †	1,003,529	765,832
Citicorp Mortgage Securities, Series 2004-5, Class 1A29, 4.75%, 8/25/34	1,762,500	1,717,331
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2, 5.50%, 2/25/36	1,519,445	1,318,012
Countrywide Home Equity Loan Trust,
Series 2004-25, Class 1A3, 3.62%, 2/25/35 †	103,252	56,806
Series 2005-11, Class 4A1, 3.53%, 4/25/35 †	249,306	146,682
Fannie Mae,
Series 1993-9, Class FB, 4.65%, 1/25/23 †	1,620,936	1,649,251
Series 2003-6, Class JE, 5.50%, 9/25/28	678,711	684,019
Series 2005-57, Class CK, 5.00%, 7/25/35	723,258	724,068
Fannie Mae Grantor Trust, Series 2002-T5, Class A1, 3.50%, 5/25/32 †	231,433	204,545
Federal Home Loan Banks, Series 0582, Class H, 4.75%, 10/25/10	1,774,206	1,780,859
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA6, Class 2A1, 6.25%, 11/25/36	1,139,901	1,028,849
Freddie Mac Structured Pass Through Securities,
Series T-54, Class 4A, 5.78%, 2/25/43 †	102,142	100,851
Series T-57, Class 1A2, 7.00%, 7/25/43	535,913	565,350
Series T-63, Class 1A1, 4.06%, 2/25/45 †	230,312	209,301
Freddie Mac,
Series 2522 Class TE, 5.00%, 10/15/20	5,839,597	5,868,460
Series 1689, Class F, 5.28%, 3/15/24 †	1,333,725	1,320,473
Series 1689, Class FG, 5.28%, 3/15/24 †	629,235	623,941
Series 2736, Class DB, 3.30%, 11/15/26	1,518,397	1,506,117
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 6.00%, 4/25/32 †	1,515,297	990,216
Lehman Mortgage Trust, Series 2006-1, Class 1A3, 5.50%, 2/25/36	1,684,001	1,449,886
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.61%, 2/25/33 †	34,147	34,367
MLCC Mortgage Investors, Inc.,
Series 1999-A, Class A, 4.94%, 3/15/25 †	81,337	64,963
Series 2003-B, Class A1, 3.60%, 4/25/28 †	70,716	60,331
Residential Accredit Loans, Inc., Series 2006-QS7, Class A1, 6.00%, 6/25/36	1,652,939	1,246,410
Residential Asset Securities Corp., Series 2006-A1, Class 1A6, 3.76%, 4/25/36 †	1,844,609	1,402,596
Sequoia Mortgage Trust,
Series 10, Class 1A, 4.68%, 10/20/27 †	74,112	71,078
Series 9, Class 1A, 4.98%, 9/20/32 †	89,748	83,553
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A1, 5.19%, 1/25/35 †	457,621	331,364

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)

Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 5.16%, 3/25/33 †	$ 28,281	$ 25,623
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1B, 3.61%, 4/25/46 †	1,923,302	752,272
Washington Mutual, Series 2005-AR1, Class A1A, 3.58%, 1/25/45 †	137,564	86,849

Total Collateralized Mortgage Obligations (Cost $ 33,850,825)		29,593,844

Corporate Bonds (2.75%)
Basic Materials (0.10%)
Alcan, Inc., 6.25%, 11/1/08	170,000	170,000

Communications (0.15%)
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	250,212

Consumer Staples (0.38%)
Target Corp., 6.35%, 1/15/11	200,000	197,885
WM Wrigley Jr Co., 4.30%, 7/15/10	500,000	446,135
		644,020
Energy (0.21%)
Halliburton Company, 5.5%, 10/15/10	350,000	351,580

Financial (1.74%)
Amsouth Bancorp, 6.13%, 3/1/09	100,000	98,685
Caterpillar Financial Services Corp., 3.75%, 5/15/09	250,000	246,618
General Electric Co.,
5.25%, 10/27/09	1,250,000	1,243,266
3.75%, 12/15/09	500,000	490,726
Hartford Life Global Funding, 2.99%, 9/15/09 †	200,000	183,698
IBM International Group Capital, 5.05%, 10/22/12	700,000	683,243
		2,946,236
Healthcare (0.17%)
Abbott Laboratories, 5.15%, 11/30/12	300,000	296,527

Total Corporate Bonds (Cost $ 4,793,467)		4,658,575

Medium-Term/Senior Note (0.44%)

Financial (0.44%)
Goldman Sachs Group, Inc., 6.65%, 5/15/09	750,000	742,268

Total Medium-Term/Senior Note (Cost $ 756,110)		742,268

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)
Taxable Municipal Bonds (1.10%)

Missouri (0.19%)
Higher Education Loan Authority Revenue, Series N, 3.36%, 7/1/32 (c) †	$ 400,000	$ 320,000

Pennsylvania (0.32%)
Higher Education Assistance Agency, 2.65%, 9/1/43 (c) †	600,000	540,000

Texas (0.59%)
Brazos, Series A-11, 3.91%, 12/1/38 (c) †	600,000	540,000
Panhandle-Plains, Series A-3, 3.50%, 4/1/31 (c) †	500,000	470,000
		1,010,000
Total Taxable Municipal Bonds (Cost $ 2,100,000)		1,870,000

U.S. Government Agency Pass-Through Securities (4.76%)

Federal Home Loan Mortgage Corporation (0.01%)
5.67%, 4/1/29, Pool #846367 †	11,545	11,571

Federal National Mortgage Association (4.74%)
5.50%, 1/1/10, Pool #687086	58,104	58,551
4.50%, 4/1/13, Pool #254717	514,058	516,613
5.20%, 11/1/21, Pool #365421 †	53,792	55,230
4.11%, 5/1/34, Pool #784365 †	91,808	93,100
4.35%, 6/1/34, Pool #789463 †	288,022	285,937
4.42%, 9/1/34, Pool # 725897 †	900,546	900,647
4.83%, 1/1/35, Pool #810896 †	435,654	437,657
5.03%, 7/1/35, Pool #834933 †	645,712	647,586
5.14%, 10/1/35, Pool #840667 †	4,868,981	5,024,819
4.26%, 6/1/40, Pool #557072 †	13,802	13,701
		8,033,841
Small Business Administration (0.01%)
6.22%, 5/25/15, Pool #502966 †	13,152	13,489

Total U.S. Government Agency Pass-Through Securities (Cost $ 7,948,642)		8,058,901

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)
U.S. Government Agency Securities (27.59%)

Federal Farm Credit Bank (0.59%)
5.08%, 3/16/09	$ 1,000,000	$ 1,009,644

Federal Home Loan Bank (1.51%)
5.00%, 10/2/09	500,000	508,372
4.88%, 5/14/10	2,000,000	2,047,260
		2,555,632
Federal Home Loan Mortgage Corporation (4.77%)
4.13%, 11/30/09	1,000,000	1,011,444
3.25%, 2/25/11	1,500,000	1,501,064
5.88%, 3/21/11	1,000,000	1,029,498
2.75%, 4/11/11	2,000,000	1,982,908
4.63%, 10/25/12	2,500,000	2,546,603
		8,071,517
Federal National Mortgage Association (20.70%)
4.25%, 5/15/09	3,382,000	3,409,472
2.50%, 4/9/10	10,000,000	9,907,760
4.50%, 2/15/11	5,000,000	5,150,725
5.13%, 4/15/11	9,000,000	9,353,502
5.00%, 10/15/11	3,000,000	3,126,906
4.88%, 5/18/12	4,000,000	4,098,980
		35,047,345
Small Business Administration - SBA (0.02%)
SBA Participation Certificates, Series 2000-10C, Class 1, 7.88%, 5/1/10	26,785	27,115

Total U.S. Government Agency Securities (Cost $ 46,388,597)		46,711,253

U.S. Treasury Obligations (24.78%)

U.S. Treasury Note (24.78%)
2.00%, 2/28/10	12,600,000	12,682,681
2.88%, 6/30/10	15,000,000	15,343,365
4.25%, 1/15/11	13,100,000	13,915,685

Total U.S. Treasury Obligations (Cost $ 41,074,172)		41,941,731

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)
Money Market (0.06%)

	Shares
Dreyfus Cash Management Plus	96,857	$ 96,857

Total Money Market (Cost $ 96,857)		96,857

Total Investments
(Cost $ 177,409,973) (a) 99.44%		168,345,754

Other assets in excess of liabilities 0.56%		941,007

NET ASSETS 100.00%		$ 169,286,761

(a)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(b)

Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be illiquid. Its value of $1,945,377 represents 1.15% of net assets.

(c)	Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of securities fair-valued is $1,870,000, which represents 1.10% of net assets.

† - Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at October 31, 2008.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)
Asset-Backed Securities (2.55%)

Harley-Davidson Motorcycle Trust, Series 2005-3, Class A2, 4.41%, 6/15/12	$ 339,496	$ 333,650
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	81,884	81,182
MSDWCC Heloc Trust, Series 2003-1, Class A, 3.53%, 11/25/15 †	57,753	45,703
Triad Auto Receivables Owner Trust, Series 2005-B, Class A3, 4.28%, 6/14/10	29,799	29,621
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 3.52%, 6/25/33 †	35,809	27,921
WFS Financial Owner Trust, Series 2005-3, Class A4, 4.39%, 5/17/13	248,824	246,143

Total Asset-Backed Securities (Cost $ 793,498)		764,220

Collateralized Mortgage Obligations (15.77%)

CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 5.01%, 6/25/34 †	96,889	67,005
Fannie Mae,
Series 2002-16, Class XU, 5.50%, 4/25/17	2,348,195	2,387,309
Series 2002-49, Class KG, 5.50%, 8/25/17	445,067	451,341
Series 2003-92, Class HP, 4.50%, 9/25/18	379,138	373,311
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	411,541	414,548
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	163,978	168,846
Freddie Mac, Series 3195, Class PN, 6.50%, 8/15/30	199,834	204,700
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	253,086	264,737
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 3.60%, 4/25/28 †	58,930	50,276
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 3.71%, 3/25/18 †	152,262	145,434
Sequoia Mortgage Trust, Series 10, Class 1A, 4.68%, 10/20/27 †	74,112	71,078
Washington Mutual, Series 2003-AR1, Class A6, 5.76%, 3/25/33 †	135,266	131,499

Total Collateralized Mortgage Obligations (Cost $ 4,686,552)		4,730,084

Corporate Bonds (20.04%)

Basic Materials (0.51%)
Alcoa, Inc., 6.00%, 1/15/12	165,000	151,554

Communications (0.55%)
Thomson Corp., 6.20%, 1/5/12	175,000	164,747

Consumer Discretionary (2.93%)
FedEx Corp., 7.52%, 1/15/18	107,992	111,971
Honeywell International, 6.13%, 11/1/11	250,000	250,906
Ingersoll-Rand Co. Ltd., 4.75%, 5/15/15	125,000	103,859
Masco Corp., 5.88%, 7/15/12	175,000	163,449
McDonald's Corp., 8.88%, 4/1/11	125,000	136,880
Thermo Fisher Scientific, 5.00%, 6/1/15	125,000	110,000
		877,065

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)

Consumer Staples (1.51%)
ConAgra Foods, Inc., 7.88%, 9/15/10	$ 99,000	$ 98,519
Kellogg Co., 6.60%, 4/1/11	210,000	211,639
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	143,551
		453,709
Energy (0.55%)
Marathon Oil Corp., 6.13%, 3/15/12	165,000	165,767

Financial (11.24%)
American Express Credit Corp. 5.00%, 12/2/10	175,000	157,510
Bank of America Corp., 7.40%, 1/15/11	300,000	295,219
Bank One Corp., 10.00%, 8/15/10	230,000	239,851
Berkley Corp., 5.13%, 9/30/10	150,000	149,930
Citigroup, Inc., 6.50%, 1/18/11	115,000	111,943
City National Bank, 6.75%, 9/1/11	250,000	242,447
First Tennessee Bank, 5.05%, 1/15/15	200,000	114,193
First Union National Bank NA, 7.80%, 8/18/10	300,000	293,390
Firstar Bank NA, 7.13%, 12/1/09	150,000	149,281
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	219,371
IBM International Group Capital, 5.05%, 10/22/12	300,000	292,818
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	173,096
Merrill Lynch & Co., 6.11%, 1/29/37	190,000	125,722
MetLife, Inc., 5.38%, 12/15/12	80,000	72,323
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	233,280
PNC Funding Corp., 6.13%, 2/15/09	150,000	150,124
ProLogis, 5.25%, 11/15/10 (b)	85,000	55,440
Safeco Corp., 4.88%, 2/1/10	150,000	146,412
U.S. Bank NA Minnesota, 6.38%, 8/1/11	150,000	148,488
		3,370,838
Healthcare (1.66%)
Abbott Laboratories, 5.60%, 11/30/17	200,000	184,194
American Home Products (WYETH), 6.95%, 3/15/11	135,000	138,163
Schering-Plough Corp., 5.55%, 12/1/13	185,000	175,450
		497,807
Utilities (0.53%)
General Electric Co., 5.00%, 2/1/13	170,000	160,359

Total Corporate Bonds (Cost $ 6,475,065)		6,010,939

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)
Medium-Term/Senior Note (0.81%)

Consumer Discretionary (0.81%)
Stanford University, Series A, 6.16%, 4/30/11	$ 225,000	$ 243,877

Total Medium-Term/Senior Note (Cost $ 225,000)		243,877

U.S. Government Agency Pass-Through Securities (67.25%)

Federal Government Loan Mortgage Corporation (20.27%)
5.50%, TBA 30 years	1,000,000	975,312
6.50%, TBA 30 years	2,000,000	2,026,875
7.00%, TBA 30 years	3,000,000	3,075,936
		6,078,123
Federal Home Loan Mortgage Corporation (2.10%)
4.50%, 11/1/18, Pool #B10834	645,403	618,822
5.67%, 4/1/29, Pool #846367 †	11,645	11,670
		630,492
Federal National Mortgage Association (41.56%)
4.17%, 2/1/09, Pool #386844	447,427	446,221
4.67%, 1/1/10, Pool #385732	442,208	443,395
5.01%, 4/1/11, Pool #387392	716,947	722,549
4.61%, 7/1/12, Pool #387461	1,250,000	1,231,388
4.73%, 12/1/12, Pool #385682	443,446	435,513
5.20%, 11/1/21, Pool #365421 †	111,318	114,294
4.47%, 6/1/33, Pool #708318 †	92,875	93,764
4.00%, 1/1/34, Pool #765657 †	96,312	95,062
4.29%, 3/1/34, Pool #776486 †	158,670	160,217
4.83%, 1/1/35, Pool #810896 †	871,308	875,313
4.50%, 5/1/35, Pool #888482	988,657	899,905
5.50%, 1/1/36, Pool #745428	2,950,852	2,886,866
6.00%, 1/1/38, Pool #968675	1,149,634	1,132,330
6.00%, 6/1/38, Pool #889656	968,865	968,814
6.50%, 8/1/38, Pool #988060	708,762	718,773
6.50%, 8/1/38, Pool #988065	284,391	288,408
5.00%, TBA 30 years	1,000,000	947,188
		12,460,000
Government National Mortgage Association (3.32%)
6.50%, 7/20/38, Pool #G24196	985,941	996,622

Total U.S. Government Agency Pass-Through Securities (Cost $ 20,458,102)		20,165,237

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund		October 31, 2008

Security Description	Principal ($)	Value ($)
U.S. Government Agency Securities (8.43%)

Fannie Mae, 4.63%, 10/15/14	$ 350,000	$ 352,690
Federal Farm Credit Bank, 5.00%, 9/21/09	500,000	508,691
Federal Home Loan Bank, 4.13%, 2/22/13	750,000	743,713
Freddie Mac, 5.00%, 12/14/18	500,000	454,220
Tennessee Valley Authority Note, 4.50%, 4/1/18	500,000	467,726

Total U.S. Government Agency Securities (Cost $ 2,601,629)		2,527,040

U.S. Treasury Obligations (0.61%)

U.S. Treasury Bond (0.61%)
5.00%, 5/15/37	165,000	181,732

Total U.S. Treasury Obligations (Cost $ 174,457)		181,732

Money Markets (7.77%)

	Shares
American Beacon Money Market Fund (c)	2,027,807	2,027,807
Federated Government Obligation Fund	302,065	302,065
		2,329,872
Total Money Markets (Cost $ 2,329,872)		2,329,872

Total Investments
(Cost $ 37,744,175) (a) 123.23%		36,953,001

Liabilities in excess of other assets (23.23%)		(6,965,939)

NET ASSETS 100.00%		$ 29,987,062

(a)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
(b)

Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be illiquid. Its value of $55,440 represents 0.18% of net assets.

(c)	This security has been determined to be illiquid. Its value of $2,027,807 represents 6.76% of net assets.

† - Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at October 31, 2008.

See Notes to Financial Statements

American Independence Funds		Schedule of Investments
Intermediate Bond Fund			October 31, 2008

Futures Contracts (-0.43%)

			Unrealized
			Appreciation
Number of Contracts	Futures Contract	Notional Value	(Depreciation)

Futures Contracts Purchased
1	December 2008 5-Year U.S.Treasury Note	$ 113,258	$ 451
19	December 2008 10-Year U.S.Treasury Note	2,148,484	(36,713)
19	December 2008 U.S. Long Bond	2,149,375	(82,400)

Futures Contracts Sold
-4	December 2008 2-Year U.S.Treasury Note	859,313	(10,697)

			$ (129,359)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	October 31, 2008

Security Description	Principal ($)	Value ($)
Municipal Bonds (95.87%)

Augusta Waterworks Revenue, Series A, 5.00%, 4/1/19, Callable 10/1/14 @ 100, RADIAN	$ 1,180,000	$1,102,580
Basehor Kansas Property Tax Revenue, GO, 4.00%, 9/1/10, Callable 9/1/09 @ 100	750,000	754,073
Bel Aire Kansas Public Building Commission Revenue, GO, Series A, 4.50%, 6/1/12, Callable 12/1/09 @ 100	1,000,000	1,007,780
Burlington Environmental Improvement Revenue, Series K, 5.25%, 12/1/23, Putable, XLCA †	1,000,000	972,670
Butler & Sedgwick County, School District #385
5.60%, 9/1/12, FSA	1,775,000	1,915,083
5.00%, 9/1/18, Callable 9/1/15 @ 100, GO, MBIA	2,000,000	2,014,800
5.00%, 9/1/19, Pre-refunded 9/1/10 @ 100, FGIC	100,000	104,459
Butler County, School District #490
5.00%, 9/1/23, Callable 9/1/15 @ 100, FSA	500,000	493,275
5.00%, 9/1/24, Callable 9/1/15 @ 100, FSA	395,000	387,357
5.00%, 9/1/24, Pre-refunded 9/1/15 @ 100, FSA	690,000	742,751
Cherokee County, COP, 5.00%, 12/1/21, Callable 12/1/15 @ 100, FGIC	1,170,000	1,188,053
Chisholm Creek, Water & Sewer Revenue
5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA	710,000	762,732
5.25%, 9/1/15, Pre-refunded 9/1/12 @ 100, MBIA	400,000	429,708
Coffeyville Community College, Series A, 5.05%, 10/1/25, Pre-refunded 10/1/15 @ 100	1,975,000	2,121,170
Cowley County, School District #465, GO , 5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	1,310,000	1,379,247
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100, AMBAC	1,935,000	1,965,844
Ellis Water System Revenue, 5.00%, 10/1/26, Callable 10/1/16 @ 100	700,000	537,026
Franklin County, COP, Mental Health, 4.75%, 9/1/21, Callable 9/1/13 @ 100	750,000	699,750
Franklin County, School District #289, GO, 5.35%, 9/1/11, Sinkable, FSA	175,000	186,237
Fredonia Kansas Property Tax Revenue, GO, 5.25%, 10/1/28, Callable 10/1/18 @ 100	500,000	470,660
Garnett Combined Utility Revenue, 5.00%, 10/1/17, Callable 12/1/08 @ 100, MBIA, OID	455,000	455,309
Geary County, School District #475, GO
5.25%, 9/1/18, Callable 9/1/15 @ 100, MBIA	795,000	828,692
5.25%, 9/1/20, Pre-refunded 9/1/15 @ 100, MBIA	2,025,000	2,203,706
5.25%, 9/1/22, Pre-refunded 9/1/15 @ 100, MBIA	1,650,000	1,795,613
Gray County, School District #102
5.00%, 9/1/15, Callable 12/1/08 @ 100	800,000	800,248
6.80%, 9/1/15, Callable 12/1/08 @ 100 GO	10,000	10,016
Harvey County, School Distric # 373, 4.80%, 9/1/18, Callable 12/1/08 @ 100, FSA, OID	635,000	635,013
Hoisington Public Building Corp., Health Care Facilities Revenue, 5.00%, 11/1/23, Callable 11/1/14 @ 100, AMBAC	1,700,000	1,710,472
Johnson County Community College, Student Commons & Parking Revenue, 5.00%, 11/15/24,
Callable 11/15/12 @ 100, AMBAC	1,000,000	980,540
Johnson County, Park & Recreation Foundation Revenue
Series B, 5.00%, 9/1/23, Callable 9/1/13 @ 100	870,000	861,857
5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,024,210
Johnson County, Property Tax Revenue, GO, 4.50%, 9/01/13	1,230,000	1,286,875
Johnson County, School District #231, GO
5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC	1,080,000	982,012
5.00%, 10/1/25, Callable 10/1/16 @ 100, AMBAC	1,070,000	997,069
Johnson County, School District #232
4.35%, 9/1/14, Callable 9/1/13 @ 100, FGIC	600,000	607,782
GO, 5.00%, 3/1/15, MBIA	500,000	528,230
GO, 5.25%, 9/1/20, Callable 9/1/15 @ 100, FSA	1,325,000	1,366,247
GO, 5.25%, 9/1/23, Callable 9/1/15 @ 100, FSA	1,000,000	1,013,070

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	October 31, 2008

Security Description	Principal ($)	Value ($)

Johnson County, School District #233, GO,
5.50%, 9/1/14, FGIC	$ 325,000	$ 353,951
5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,009,410
Johnson County, Water District #1
5.00%, 6/1/12, Callable 12/1/11 @ 100	1,000,000	1,049,850
5.00%, 12/1/13, Callable 12/1/11 @ 100	750,000	781,590
Junction City, Water & Sewer, GO
4.80%, 9/1/16, Callable12/1/08 @ 100, MBIA, OID	1,620,000	1,620,454
Series A, 4.00%, 6/1/09	1,000,000	1,004,490
Series B, 4.00%, 6/1/09	1,000,000	1,001,800
Kingman County Electric Utility System Revenue, 5.50%, 9/1/23, Pre-refunded 9/01/12 @ 100, OID	300,000	324,399
Kingman County Public Building Common Revenue, 5.00%, 3/1/25, Callable 3/1/12 @ 100	265,000	212,347
Kingman County School District #331, GO, 5.80%, 10/1/16, Pre-refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,636,881
La Cygne, Environmental Improvements Revenue, Kansas City Power and Light, 4.05%, 3/1/15, XLCA	382,000	379,246
Lawrence, GO, 3.63%, 9/1/19, Callable 9/1/18 @ 100, OID	500,000	445,945
Lawrence Water and Sewer System Revenue
4.30%, 11/1/22, Callable 11/1/18 @ 100	235,000	206,871
4.40%, 11/1/23, Callable 11/1/18 @ 100	245,000	215,419
4.50%, 11/1/24, Callable 11/1/18 @ 100	255,000	224,660
Lawrence Hospital Revenue, Lawrence Memorial Hospita
5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	964,210
6.00%, 7/1/19, Pre-refunded 7/1/09 @ 100, RADIAN	1,000,000	1,028,550
5.25%, 7/1/21, Callable 7/1/16 @ 100	610,000	532,353
Leavenworth County School District #464, GO, 5.00%, 9/1/25, Pre-refunded 9/1/15 @ 100, MBIA	1,380,000	1,485,501
Leavenworth County School District #469, 5.00%, 9/1/24, Pre-refunded 9/1/15 @ 100, FGIC	2,400,000	2,575,992
Leawood, GO
Series A, 5.25%, 9/1/16, Pre-refunded 9/1/09 @ 100	340,000	350,373
Series B, 4.05%, 9/1/21, Callable 9/1/17 @ 100	515,000	462,527
Series B, 4.20%, 9/1/23, Callable 9/1/17 @ 100	565,000	505,404
Lenexa Health Care Facilities Revenue, 6.88%, 5/15/32, Pre-refunded 5/15/12 @ 101, OID	1,500,000	1,694,835
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	263,113
Maize Public Building Commission Revenue, 5.25%, 5/1/25, Callable 5/1/11 @ 100	1,000,000	903,820
Maize Water System Revenue, 5.25%, 8/1/26, Callable 8/1/16 @ 100	1,000,000	899,520
Manhattan Kansas, GO, Series A
3.50%, 11/1/12	580,000	581,717
4.50%, 11/1/17	400,000	404,424
Miami County School District #367, GO, Class A, 5.00%, 9/1/25, Callable 9/1/15 @ 100, FSA	1,310,000	1,275,036
Miami County School District #416, GO,
4.00%, 9/1/15, MBIA	900,000	901,557
5.00%, 9/1/20, Callable 9/1/16 @ 100, MBIA	1,125,000	1,117,980
Mulvane Kansas, Multiple Utility Revenue, 4.60%, 11/1/27, Callable 11/1/15 @ 100, MBIA	250,000	231,948
Newton, GO, Series A, 5.00%, 9/1/24, Callable 9/1/14 @ 100, MBIA	1,000,000	985,960
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable 12/1/08 @ 100	700,000	700,490
Olathe, Health Facilities Revenue, Olathe County Hospital
5.13%, 9/1/22, Callable 9/1/17 @ 100	1,315,000	1,181,751
Series A, 4.13%, 9/1/37, Callable 3/1/12 @ 100 †	1,500,000	1,453,425

 See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	October 31, 2008

Security Description	Principal ($)	Value ($)

Olathe, Special Obligation, Tax Increment Revenue
4.75%, 3/1/11	$ 790,000	$739,630
5.00%, 3/1/16	500,000	408,590
5.45%, 9/1/22, Callable 3/1/17 @ 100, OID	660,000	542,751
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	645,126
Pittsburg, Special Obligation, Tax Increment Revenue, 4.90%, 4/1/24, Callable 4/1/16 @ 100, OID	1,245,000	1,023,290
Pratt, Kansas Electric System Revenue, Series 2001-1, 5.25%, 5/1/18, Pre-refunded 5/1/10 @ 100, AMBAC	250,000	261,370
Pratt, Public Building Commission Revenue, 4.75%, 12/1/18, Callable 12/1/11 @ 100	275,000	226,611

Reno County, School District #308,GO, Series A, 5.00%, 9/1/16, MBIA	1,000,000	1,053,490
Rice County Certificate of Participation, 5.30%, 12/1/19, Pre-refunded 12/1/09 @ 100, MBIA, OID	1,425,000	1,481,587
Rice County School District #444, GO, 5.08%, 9/1/14, Callable 12/1/08 @ 100	755,000	755,618
Riley County, School District #383, 5.00%, 11/1/14, Callable 11/1/11 @ 100, MBIA	1,000,000	1,031,600
Roeland, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @ 100, OID	500,000	445,560
Salina, Hospial Revenue, Salina Regional Health Center
5.00%, 10/1/20, Callable 4/1/16 @ 100	460,000	419,755
5.00%, 10/1/23, Callable 4/1/16 @ 100	470,000	416,867
Saline County, School District #305, GO,
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA - Pre-refunded 9/1/11	780,000	823,688
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA - Not-refunded	220,000	227,227
Scott County, School District #466, GO, 5.25%, 9/1/17, Pre-refunded 9/1/12 @ 100, FGIC	400,000	428,220
Sedgwick & Shawnee, Single Family Revenue
Series A-2, 6.70%, 6/1/29, GNMA	140,000	136,041
Series B-1, 8.05%, 5/1/14, GNMA	20,000	20,053
Sedgwick County, Public Building Common Revenue, Series 1
3.88%, 8/1/13	450,000	456,701
4.00%, 8/1/15, Callable 8/1/14 @ 100	500,000	494,445
Sedgwick County, School District #260, GO
5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,649,947
5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,732,704
Sedgwick County, School District #261, GO
4.00%, 11/1/13, FSA	500,000	509,975
4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	1,525,000	1,573,465
5.00%, 11/1/19, Callable 11/1/17 @ 100 FSA	1,000,000	1,016,650
Sedgwick County, School District #266, GO, 5.00%, 9/1/16, MBIA	150,000	158,023
Sedgwick County, Single Family Revenue, Series A-2, 6.50%, 12/1/16, GNMA	20,000	19,342
Seneca, Kansas Public Building Common Revenue, 4.88%, 9/1/27, Callable 9/1/14 @ 100	1,000,000	873,720
Shawnee County Kansas Certificate of Participation,
4.50%, 12/1/08	515,000	515,793
5.00%, 9/1/22, Callable 9/1/15 @ 100	1,640,000	1,560,427
Shawnee County Kansas Correction Lake Project, 5.00%, 9/1/23, Callable 9/1/15 @ 100	1,840,000	1,709,838
Shawnee County Kansas School District #501, 5.00%, 8/1/13, FSA	1,000,000	1,063,580
Shawnee County Kansas, Series A, GO
5.13%, 9/1/10	405,000	421,524
5.00%, 9/1/19, Callable 9/1/15 @ 100, FSA	700,000	712,908

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	October 31, 2008

Security Description	Principal ($)	Value ($)

State, Department of Transportation, Highway Revenue
5.50%, 9/1/14, Escrowed to maturity	$ 1,000,000	$ 1,100,050
Series A, 5.00%, 9/1/11	415,000	437,858
Series B-2, 5.00%, 9/1/22, Callable 9/1/18 @ 100	2,500,000	2,521,075
Series C-1, 9.00%, 9/1/21, Callable 11/3/08 @ 100 †	1,600,000	1,600,000
Series C-3, 9.00%, 9/1/23, Callable 11/3/08 @ 100 †	600,000	600,000
State, Development Finance Authority Health Facilities Revenue
Hays Medical Center, Inc., 3.75%, 5/15/26 †	1,470,000	1,456,313
Hays Medical Center, Inc., Series B, 5.00%, 11/15/22, Callable 11/15/15 @ 100	500,000	443,110
St. Lukes/Shawnee Mission Health System, Inc., 5.38%, 11/15/16, Callable 12/1/08 @ 100, MBIA, OID	500,000	500,695
Stormont-Vail Healthcare Inc., 5.00%, 11/15/27, Callable 11/15/17 @ 100, MBIA	1,875,000	1,654,368
Stormont-Vail Healthcare, Inc., Series E, 5.25%, 11/15/23 †	1,000,000	931,740
Stormont-Vail Healthcare Inc., Series K, 5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,062,910
State, Development Finance Authority Housing Development Revenue, 5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	895,950
State, Development Finance Authority Revenue
5.25%, 11/1/10	650,000	683,695
5.25%, 5/1/11, Callable 12/1/08 @ 100	320,000	323,811
5.25%, 5/1/11, Pre-refunded 11/1/08 @ 100	680,000	680,000
5.00%, 8/1/11, AMBAC	380,000	399,312
5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	506,715
5.00%, 8/1/11, Escrowed to maturity, AMBAC	120,000	126,908
5.00%, 4/1/13, Escrowed to maturity, FGIC	150,000	160,435
5.00%, 5/1/13, MBIA	500,000	529,840
5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	524,345
5.00%, 10/1/14	350,000	372,208
5.00%, 4/1/15, FGIC	250,000	263,273
5.50%, 8/1/15, Pre-refunded 8/1/11 @ 100, MBIA	1,500,000	1,601,895
5.50%, 3/1/16, Callable 3/1/11 @ 100, AMBAC	650,000	671,229
5.00%, 5/1/16, Callable 5/1/15 @ 100, MBIA	205,000	213,993
5.00%, 10/1/16	1,585,000	1,674,948
5.00%, 4/1/17, Callable 4/1/14 @ 101, FGIC	595,000	613,713
5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	370,000	377,703
5.00%, 4/1/18, Pre-refunded 4/1/14 @ 101, FGIC	130,000	140,735
5.25%, 10/1/18, Callable 10/1/12 @ 100, AMBAC	1,610,000	1,653,325
5.50%, 11/1/18, Pre-refunded 11/1/12 @ 100	925,000	1,005,161
5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	1,000,000	1,000,870
5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	515,000	517,215
5.00%, 10/1/20, Callable 4/1/13 @ 102, AMBAC	200,000	203,632
5.00%, 11/1/20, Callable 11/1/16 @ 100, FGIC	750,000	753,923
5.00%, 5/1/21, Callable 5/1/15 @ 100, AMBAC	2,090,000	2,015,575
5.00%, 10/1/21, Callable 4/1/13 @ 102, AMBAC	2,750,000	2,770,515
5.00%, 11/1/21, Callable 11/1/16 @ 100, FGIC	500,000	498,105
5.00%, 10/1/22, Callable 10/1/15 @ 100	1,140,000	1,137,686
5.00%, 11/1/25, Callable 11/1/16 @ 100, FGIC	1,000,000	967,750
5.00%, 2/1/26, Callable 2/1/16 @ 100, XLCA	2,000,000	1,876,940
Energy Conservation Project, 5.40%, 4/1/10, Callable 12/1/08 @ 100	245,000	245,186
Series A, 4.00%, 3/1/16	700,000	692,524
Series C, 5.00%, 6/1/28, Callable 6/1/15 @ 100	2,475,000	2,233,613
Series K, 5.25%, 11/1/21, Callable 11/1/17 @ 100, MBIA	250,000	252,855
Series K, 5.25%, 11/1/26, Callable 11/1/17 @ 100, MBIA	1,200,000	1,188,972

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	October 31, 2008

Security Description	Principal ($)	Value ($)

State, Development Finance Authority Revenue - continued
Sisters of Charity Leavenworth, 5.00%, 12/1/25, Callable 12/1/08 @ 101, MBIA, OID	$ 735,000	$715,229
State, Development Finance Authority Revenue, University of Kansas Athletic Facility
5.00%, 6/1/15, Callable 6/1/14 @ 100	930,000	960,523
5.00%, 6/1/18, Callable 6/1/14 @ 100	1,000,000	1,006,240
5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,201,260
State, Development Finance Authority Water Pollution Control Revenue
5.50%, 11/1/13, Callable 11/1/12 @ 100	900,000	970,290
5.50%, 11/1/15	200,000	220,180
5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,023,760
5.50%, 11/1/19, Callable 11/1/12 @ 100	960,000	1,000,022
State, Development Finance Authority, Lease Revenue
Department of Administaration, Series J2, 1.45%, 12/1/34, Callable 11/3/08 @ 100 †	4,190,000	4,190,000
Department of Juvenile Justice Authority, Series D, 5.25%, 5/1/16, Callable 5/1/11 @ 100 MBIA	1,275,000	1,310,573
State, Development Finance Authority, Water Supply Revenue
5.00%, 4/1/10	1,000,000	1,035,980
5.00%, 4/1/23, Callable 4/1/14 @ 100	1,725,000	1,719,653
6.00%, 4/1/27, Callable 4/1/13 @ 100	2,000,000	2,066,920
State, Independent College Finance Authority
Newman University, 6.00%, 10/1/21, Callable 12/1/08 @ 100	1,500,000	1,502,070
Friends University, 4.75%, 10/1/21, Callable 10/1/11 @ 100	750,000	606,420
State, Turnpike Authority, Turnpike Revenue, Series A-2, 5.00%, 9/1/20, Callable 9/1/14 @ 101, FSA	500,000	503,830
Sumner County, School District #357, GO, 5.55%, 9/1/13, Callable 12/1/08 @ 100, AMBAC, OID	95,000	95,097
Topeka Public Building Common Revenue, 5.00%, 6/1/13, MBIA	1,140,000	1,208,674
University of Kansas Hospital Authority Health Facilities Revenue
5.50%, 9/1/11, Escrowed to maturity	300,000	321,399
5.25%, 9/1/13, Pre-refunded 9/1/12 @ 100	450,000	483,422
5.40%, 9/1/13, Pre-refunded 9/1/09 @ 100, AMBAC, OID	275,000	283,725
5.50%, 9/1/15, Pre-refunded 9/1/09 @ 100, AMBAC, OID	1,645,000	1,698,528
6.00%, 9/1/16, Pre-refunded 9/1/12 @ 100	1,120,000	1,233,198
5.00%, 9/1/21, Callable 9/1/16 @ 100	1,000,000	874,010
5.63%, 9/1/27, Pre-refunded 9/1/12 @ 100, OID	275,000	299,109
5.63%, 9/1/32, Pre-refunded 9/1/12 @ 100, OID	1,100,000	1,196,437
1.45%, 9/1/34, Callable 10/31/08 @ 100 †	1,565,000	1,565,000
Wichita, Hospital Facilities Revenue
5.40%, 11/15/08, OID	2,085,000	2,086,501
5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	293,186
6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,029,340
5.25%, 11/15/15, Callable 11/15/11 @ 101, OID	335,000	331,704
5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	502,495
6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	771,150
6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	700,000	714,895
6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,051,580
Wichita, Sales Tax Revenue, GO
5.00%, 10/1/12	2,325,000	2,469,522
5.00%, 4/1/17, Callable 4/1/09 @ 101	200,000	202,614
Wichita, Water & Sewer Utility Revenue
4.70%, 10/1/12, Callable 12/1/08 @ 100, MBIA, OID	2,000,000	2,000,980
5.00%, 10/1/12, FGIC, GO	1,000,000	1,046,100
5.00%, 10/1/13, MBIA	800,000	846,976

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	October 31, 2008

Security Description	Principal ($)	Value ($)

Wichita, Water & Sewer Utility Revenue - continued
5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	$ 350,000	$366,915
5.00%, 10/1/16, Callable 10/1/14 @ 100, FGIC	500,000	517,535
5.25%, 10/1/17, Callable 10/1/13 @ 100, MBIA	1,000,000	1,030,420
Winfield, Educational Facilities Revenue, 5.00%, 10/1/18, Callable 10/1/11 @ 100, OID	875,000	748,038
Wyandotte County, Government Transportation Development Revenue
Cabelas Project, 5.00%, 12/1/21, Callable 6/1/16 @ 100, OID	1,240,000	1,003,172
Legends Village West Project, 4.60%, 10/1/16	225,000	193,732
Legends Village West Project, 4.88%, 10/1/28, Callable 10/1/16 @ 100, OID	480,000	343,003
Wyandotte County, Government Utility System Revenue
6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,078,213
4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,004,440
5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	250,000	249,170
4.75%, 8/1/34, Callable 8/1/11 @ 103 †	2,480,000	2,387,248
Wyandotte County, School District #202, GO, 5.00%, 9/1/13, AMBAC	1,000,000	1,058,690
Wyandotte County, School District #204, GO, 5.00%, 9/1/24, Callable 9/1/15 @ 100, FGIC	1,000,000	923,530
Wyandotte County, School District #500, GO
5.25%, 9/1/12, Pre-refunded 9/1/11 @ 100, FSA	1,805,000	1,924,130
5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,075,370
5.50%, 9/1/16, Pre-refunded 9/1/12 @ 100, FSA	300,000	325,524

Total Municipal Bonds (Cost $ 202,455,141)		196,796,527

Money Market (2.83%)

	Shares
Federated Tax-Exempt Money Market Fund	5,801,831	5,801,831

Total Money Market (Cost $ 5,801,831)		5,801,831

Total Investments
(Cost $ 208,256,972) (a) 98.70%		202,598,358

Other assets in excess of liabilities 1.30%		2,673,599

NET ASSETS 100.00%	$ 205,271,957
(a) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
† - Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2008.
AMBAC - Insured by American Municipal Bond Insurance Corp.
COP - Certificate of Participation
FGIC - Insured by Financial Guaranty Insurance Co.
FSA - Insured by Federal Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Insured by Municipal Bond Insurance Organization
OID - Original Issue Discount
RADIAN - Insured by RADIAN Guaranty, Inc.
XLCA - Insured by XL Capital Assurance

 See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund		October 31, 2008

Security Description	Principal ($)	Value ($)

2.38%, 1/15/25	$ 9,880,655	$ 8,557,576
2.00%, 1/15/26	8,506,166	6,982,364
2.38%, 1/15/27	1,955,754	1,692,337
3.63%, 4/15/28	5,161,521	5,326,447
3.88%, 4/15/29	4,198,541	4,491,128
		27,049,852

U.S. Treasury Inflation-Indexed Notes (67.50%)
2.38%, 4/15/11	12,860,668	12,192,518
3.00%, 7/15/12	20,558,794	20,049,635
1.88%, 7/15/15	11,152,350	9,848,919
2.00%, 1/15/16	13,302,959	11,738,824
1.38%, 7/15/18	4,979,907	4,258,597
		58,088,493

Total U.S. Treasury Inflation-Indexed Securities (Cost $ 91,399,496)		85,138,345

Money Market (0.24%)

	Shares
Dreyfus Cash Management Plus	204,709	204,709
Total Money Market (Cost $ 204,709)		204,709

Total Investments
(Cost $ 91,604,205) (a) 99.17%		85,343,054

Other assets in excess of liabilities 0.83%		717,522

NET ASSETS 100.00%		$ 86,060,576

(a) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

American Independence Funds		Schedule of Investments
U.S. Inflation-Indexed Fund			October 31, 2008

Futures Contracts (-0.05%)

			Unrealized
			Appreciation
Number of Contracts	Futures Contract	Notional Value	(Depreciation)

Futures Contracts Purchased
106	December 2008 10-Year U.S.Treasury Note	$ 11,986,281	$ (411,313)

Futures Contracts Sold
-48	December 2008 2-Year U.S.Treasury Note	10,311,750	16
-7	December 2008 5-Year U.S.Treasury Note	792,805	3,227
-50	Dectember 2008 U.S. Long Bond	5,656,250	361,406
			$ (46,664)

See Notes to Financial Statements

American Independence Funds

Statements of Assets and Liabilities
October 31, 2008
	Stock Fund	Financial Services Fund	International Equity Fund	Short-Term Bond Fund	Intermediate Bond Fund	Kansas Tax- Exempt Bond Fund	U.S. Inflation-Indexed Fund

Assets
Investments, at cost	$ 77,751,155	$ 1,250,746	$ 92,389,630	$ 177,409,973	$ 37,744,175	$ 208,256,972	$ 91,604,205

Investments, at value	$ 80,759,434	$ 1,158,766	$ 73,321,099	$ 168,345,754	$ 36,953,001	$ 202,598,358	$ 85,343,054
Cash	-	50,974	-	-	-	-	-
Foreign currency, at value (costs at $0; $0; $108,648; $0; $0; and $0)	-	-	102,306	-	-	-	-
Collateral held at broker	-	-	-	200,000	188,258	-	280,804
Interest and dividends receivable	79,031	3,015	217,350	1,100,054	211,104	2,448,084	526,678
Receivable for capital shares issued	514,333	-	100,181	96,006	57,242	946,869	173,390
Receivable for investments sold	134,564	162,025	-	-	4,101,445	-	3,811,284
Reclaims receivable	-	-	102,974	-	-	-	-
Receivable from Investment Adviser	-	2,400	-	-	-	-	4,306
Prepaid expenses	9,285	-	52,305	16,956	3,051	18,696	9,978
Total assets	$ 81,496,647	$ 1,377,180	$ 73,896,215	$ 169,758,770	$ 41,514,101	$ 206,012,007	$ 90,149,494
Liabilities
Distributions payable	$ -	$ -	$ -	$ 271,854	$ 68,961	$ 614,940	$ 108
Payable for investments purchased	880,885	13,816	-	-	11,251,406	-	-
Payable for for capital shares redeemed	-	-	1,431	-	-	-	4,000,574
Unrealized depreciation on futures contracts	-	-	-	-	129,359	-	46,664
Accrued expenses and other payables:
Investment advisory	44,686	-	20,597	54,698	2,698	26,353	-
Administration	15,012	228	15,353	22,945	5,541	31,149	9,112
Distribution and Service	203	140	22	4	3	228	205
Other	37,218	62,821	32,722	122,508	69,071	67,380	32,255
Total liabilities	978,004	77,005	70,125	472,009	11,527,039	740,050	4,088,918

Net Assets	$ 80,518,643	$ 1,300,175	$ 73,826,090	$ 169,286,761	$ 29,987,062	$ 205,271,957	$ 86,060,576
Composition of Net Assets
Capital	$ 78,540,396	$ 1,646,941	$ 94,201,512	$ 183,439,489	$ 31,123,329	$ 213,221,602	$ 95,514,276
Accumulated net investment income (loss)	1,625,532	27,394	1,978,240	2,913	55,632	83,651	(108)
Accumulated net realized gains (losses)
from investments, futures contracts and options transactions	(2,655,564)	(282,180)	(3,292,468)	(5,091,422)	(271,366)	(2,374,682)	(3,145,777)
Net unrealized appreciation (depreciation)	3,008,279	(91,980)	(19,061,194)	(9,064,219)	(920,533)	(5,658,614)	(6,307,815)
Net Assets	$ 80,518,643	$ 1,300,175	$ 73,826,090	$ 169,286,761	$ 29,987,062	$ 205,271,957	$ 86,060,576

Net Assets By Share Class:
Institutional Class	$ 80,102,484	$ 798,433	$ 73,763,607	$ 169,255,910	$ 29,970,339	$ 204,236,448	$ 85,370,985
Class A Shares	384,835	478,169	56,519	17,267	16,723	1,003,073	689,591
Class C Shares	31,324	23,573	5,964	13,584	-	32,436	-
Net Assets	$ 80,518,643	$ 1,300,175	$ 73,826,090	$ 169,286,761	$ 29,987,062	$ 205,271,957	$ 86,060,576

Shares Outstanding (unlimited number of shares authorized @
$0.001 par value):
Institutional Class Shares	7,275,377	95,735	8,264,938	17,154,373	3,010,140	20,005,200	8,966,755
Class A Shares	35,193	57,566	6,374	1,751	1,680	98,261	71,854
Class C Shares	2,793	2,857	677	1,376	-	3,177	-

Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$ 11.01	$ 8.34	$ 8.92	$ 9.87	$ 9.96	$ 10.21	$ 9.52
Class A Shares	$ 10.93	$ 8.31	$ 8.87	$ 9.86	$ 9.95	$ 10.21	$ 9.60
Class C Shares	$ 11.22	$ 8.25	$ 8.81	$ 9.87	NA	$ 10.21	$ -

Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	2.25%	4.25%	4.25%	4.25%

Maximum Offering Price per share (Net Asset
Value/100% minus maximum sales charge of net asset
value, adjusted to the nearest cent)
Class A Shares	$ 11.60	$ 8.82	$ 9.41	$ 10.09	$ 10.39	$ 10.66	$ 10.03

See Notes to Financial Statements.

American Independence Funds

Statements of Operations
For the year ended October 31, 2008
			Stock Fund	Financial Services Fund	International Equity Fund	Short-Term Bond Fund

Investment Income:
Dividend			$ 2,748,842	$ 55,695	$ 3,899,543	$ -
Interest			262,605	2,314	110,283	4,354,882
Foreign tax withholding			-	-	(460,099)	-
Total Investment Income			3,011,447	58,009	3,549,727	4,354,882

Expenses:
Investment advisory			996,904	23,719	887,574	436,066
Administration			124,918	2,377	137,347	136,935
Distribution - Class A Shares			965	1,236	195	120
Distribution - Class C Shares			243	125	67	21
Service - Class A Shares			965	1,236	195	120
Service - Class C Shares			81	42	22	15
Accounting			36,963	35,082	44,741	50,770
Custodian			22,781	2,881	20,228	18,075
Compliance services			16,477	3,158	20,048	17,962
Transfer Agent			46,218	24,688	18,134	18,349
Trustees/Directors			23,693	458	15,741	26,318
State registration expenses			28,038	22,693	18,263	21,299
Legal expenses			33,351	731	24,191	16,785
Audit Fees			21,340	22,340	21,907	14,220
Shareholder Reporting			8,877	4,215	11,653	17,475
Other			9,918	7,959	11,309	20,244
Total expenses before fee reductions			1,371,732	152,940	1,231,615	794,774
Expenses reduced by:	Adviser		(482,245)	(126,584)	(146,314)	(303,888)
	Distributor		-	-	-	(96)
Net Expenses			889,487	26,356	1,085,301	490,790

Net Investment Income			2,121,960	31,653	2,464,426	3,864,092

Realized and unrealized gains (losses) from investments, options, and foreign currency transactions:
Net realized gain (loss) from investment transactions			(2,388,056)	(210,596)	(3,147,691)	696,129
Net realized gain (loss) from futures contracts			-	-	-	78,571
Net realized gain (loss) from options transactions			(58,463)	10,953	-	-
Net realized gain (loss) from foreign currency transactions			-	-	(471,051)	-
Net change in unrealized appreciation/depreciation from investments			(22,630,215)	(94,713)	(53,252,506)	(9,335,358)
Net change in unrealized appreciation/depreciation		from futures contracts	-	-	-	-
Net change in unrealized appreciation/depreciation		from options contracts	413,342	-	-	-
Net change in unrealized appreciation/depreciation from foreign currency translation			-	-	(6,637)	-
Net realized and unrealized gains (losses)			(24,663,392)	(294,356)	(56,877,885)	(8,560,658)

Net Increase (Decrease) in Net Assets Resulting from Operations			$ (22,541,432)	$ (262,703)	$ (54,413,459)	$ (4,696,566)

*	For the period from January 1, 2008 through October 31, 2008
**	For the year ended December 31, 2007

See Notes to Financial Statements.

American Independence Funds

Statements of Operations - (continued)
For the year ended October 31, 2008
		Intermediate Bond Fund	Kansas Tax- Exempt Bond Fund	U.S. Inflation- Indexed Fund 2008*	U.S. Inflation- Indexed Fund 2007**

Investment Income:
Dividend		$ 4,910	$ -	$ -
Interest		1,675,298	8,233,996	3,154,142	4,832,678
Foreign tax withholding		-	-	-	-
Total Investment Income		1,680,208	8,233,996	3,154,142	4,832,678

Expenses:
Investment advisory		140,210	567,560	266,020	336,961
Administration		43,913	236,980	86,016	51,351
Distribution - Class A Shares		37	2,371	446	46
Distribution - Class C Shares		-	247	-	-
Service - Class A Shares		37	2,371	41	-
Service - Class C Shares		-	83	-	-
Accounting		51,218	67,965	18,895	-
Custodian		7,790	40,866	14,044	42,299
Compliance services		6,222	29,157	22,981	22,395
Transfer Agent		25,184	41,790	7,876	86
Trustees/Directors		7,841	46,524	39,016	57,063
State registration expenses		30,037	24,092	27,328	13,913
Legal expenses		13,955	55,081	10,770	30,646
Audit Fees		18,118	26,843	11,425	43,699
Shareholder Reporting		7,006	20,638	11,136	3,281
Other		7,025	20,250	9,578	10,340
Total expenses before fee reductions		358,593	1,182,818	525,572	612,080
Expenses reduced by:	Adviser	(161,953)	(420,993)	(240,589)	(317,016)
	Distributor	(27)	(948)	-	-
Net Expenses		196,613	760,877	284,983	295,064

Net Investment Income		1,483,595	7,473,119	2,869,159	4,537,614

Realized and unrealized gains (losses) from investments, options, and foreign currency transactions:
Net realized gain (loss) from investment transactions		114,830	29,380	657,973	(685,173)
Net realized gain (loss) from futures contracts		28,678	-	(48,327)	(150,123)
Net realized gains from options transactions		-	-	-	-
Net realized gain (loss) from foreign currency transactions		-	-	-	-
Net change in unrealized appreciation/depreciation from investments		(834,677)	(7,561,231)	(10,308,172)	5,607,430
Net change in unrealized appreciation/depreciation from futures contracts		(129,359)	-	-	64,622
Net change in unrealized appreciation/depreciation from options contracts		-	-	-	-
Net change in unrealized appreciation/depreciation from foreign currency translation		-	-	-	-
Net realized and unrealized gains (losses)		(820,528)	(7,531,851)	(9,698,526)	4,836,756

Net Increase (Decrease) in Net Assets Resulting from Operations		$ 663,067	$ (58,732)	$ (6,829,367)	$ 9,374,370

*	For the period from January 1, 2008 through October 31, 2008
**	For the year ended December 31, 2007

See Notes to Financial Statements.

American Independence Funds

Statements of Changes in Net Assets
	Stock Fund			Financial Services Fund			International Equity Fund
				For the Year Ended	For the Period
	For the Years Ended October 31,			October 31,	Ended October 31,		For the Years Ended October 31,
	2008	2007		2008	2007 (a)		2008	2007
Investment Operations:
Net investment income	$ 2,121,960	$ 2,002,197		$ 31,653	$ 4,232		$ 2,464,426	$ 2,406,912
Net realized gains (losses)	(2,446,519)	18,138,163		(199,643)	(82,537)		(3,618,742)	7,390,417
Net change in unrealized appreciation/depreciation	(22,216,873)	(1,664,727)		(94,713)	2,733		(53,259,143)	20,727,661
Net increase (decrease) in net assets resulting from operations	(22,541,432)	18,475,633		(262,703)	(75,572)		(54,413,459)	30,524,990

Distributions:
From net investment income:
Institutional Class Shares	(2,069,401)	(1,870,856)		(7,812)	-		(1,970,894)	(1,176,859)
Class A Shares	(4,574)	(4,287)		(673)	-		(811)	(579)
Class C Shares	(313)	-		(12)	-		(113)	-
From net realized gains:
Institutional Class Shares	(17,928,868)	(7,446,004)		-	-		(7,641,238)	(23,423,313)
Class A Shares	(54,986)	(19,198)		-	-		(4,925)	(14,553)
Class C Shares	(4,145)	-		-	-		(595)	-
Decrease in net assets from distributions	(20,062,287)	(9,340,345)		(8,497)	-		(9,618,576)	(24,615,304)

Net increase (decrease) in net assets from capital transactions	10,043,868	(3,627,385)		(440,375)	2,087,322		(485,734)	17,317,178
Total increase (decrease) in net assets	(32,559,851)	5,507,903		(711,575)	2,011,750		(64,517,769)	23,226,864

Net Assets:
Beginning of period	113,078,494	107,570,591		2,011,750	-		138,343,859	115,116,995
End of period	$ 80,518,643	$ 113,078,494		$ 1,300,175	$ 2,011,750		$ 73,826,090	$ 138,343,859
Undistributed net investment income (loss)	$ 1,625,532	$ 1,591,956		$ 27,394	$ 4,232		$ 1,978,240	$ 1,968,676

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$ 28,690,194	$ 24,158,356		$ 364,778	$ 2,032,277		$ 25,020,400	$ 27,040,921
Dividends reinvested	9,981,747	-		7,812	-		4,754,692	13,360,434
Cost of shares redeemed	(28,878,416)	(27,832,864)		(863,545)	(495,937)		(30,270,634)	(23,114,531)
Capital transactions in Institutional Class Shares	9,793,525	(3,674,508)		(490,955)	1,536,340		(495,542)	17,286,824
Class A Shares
Proceeds from shares issued	258,644	70,524		70,661	546,967		42,625	30,087
Dividends reinvested	59,560	-		625	-		5,735	15,132
Cost of shares redeemed	(96,219)	(38,401)		(42,997)	(985)		(39,127)	(24,898)
Capital transactions in Class A Shares	221,985	32,123		28,289	545,982		9,233	20,321
Class C Shares
Proceeds from shares issued	23,900	15,000	(b)	33,533	5,000	(b)	-	10,033 (b)
Dividends reinvested	4,458	-		12	-		607	-
Cost of shares redeemed	-	-		(11,254)	-		(32)	-
Class C Shares capital transactions	28,358	15,000		22,291	5,000		575	10,033
Net increase (decrease) in net assets from capital transactions	$ 10,043,868	$ (3,627,385)		$ (440,375)	$ 2,087,322		$ (485,734)	$ 17,317,178

Share Transactions:
Institutional Class Shares
Issued	2,128,362	1,521,428		40,092	203,155		1,976,515	1,814,692
Reinvested	709,435	-		821	-		330,416	947,549
Redeemed	(2,084,243)	(1,675,176)		(98,333)	(50,000)		(2,270,435)	(1,501,087)
Change in Institutional Class Shares	753,554	(153,748)		(57,420)	153,155		36,496	1,261,154
Class A Shares
Issued	18,953	4,471		7,972	54,418		3,216	2,039
Reinvested	4,245	-		66	-		399	1,076
Redeemed	(7,123)	(2,290)		(4,791)	(99)		(2,940)	(1,611)
Change in Class A Shares	16,075	2,181		3,247	54,319		675	1,504
Class C Shares
Issued	1,573	902	(b)	3,531	508 (b)		-	637
Reinvested	318	-		1	-		42	-
Redeemed	-	-		(1,183)	-		(2)	-
Change in Class C Shares	1,891	902		2,349	508		40	637

(a)	For the period from March 1, 2007 (date of commencement of operations) through October 31, 2007.
(b)	Class C Shares commenced operations on September 24, 2007

See Notes to Financial Statements.

American Independence Funds

Statements of Changes in Net Assets - (continued)

	Short-Term Bond Fund			Intermediate Bond Fund		Kansas Tax-Exempt Bond Fund
	For the Years Ended October 31,			For the Years Ended October 31,		For the Years Ended October 31,
	2008		2007	2008	2007	2008	2007
Investment Operations:
Net investment income	$ 3,864,092		$ 2,580,504	$ 1,483,595	$ 1,664,078	$ 7,473,119	$ 6,985,191
Net realized gains (losses)	774,700		2,438	143,508	(187,253)	29,380	(13,099)
Net change in unrealized appreciation/depreciation	(9,335,358)		625,045	(964,036)	490,602	(7,561,231)	(1,743,011)
Net increase (decrease) in net assets resulting from operations	(4,696,566)		3,207,987	663,067	1,967,427	(58,732)	5,229,081

Distributions:
From net investment income:
Institutional Class Shares	(3,848,453)		(2,595,890)	(1,527,243)	(1,688,462)	(7,438,615)	(6,961,088)
Class A Shares	(1,678)		(540)	(613)	(466)	(33,692)	(28,456)
Class C Shares	(179)		-	-	-	(974)	(451)
Decrease in net assets from distributions	(3,850,310)		(2,596,430)	(1,527,856)	(1,688,928)	(7,473,281)	(6,989,995)

Net increase (decrease) in net assets from capital transactions	115,304,669		5,658,133	(4,446,388)	(13,202,115)	32,223,049	23,354,186
Total increase (decrease) in net assets	106,757,793		6,269,690	(5,311,177)	(12,923,616)	24,691,036	21,593,272

Net Assets:
Beginning of year	62,528,968		56,259,278	35,298,239	48,221,855	180,580,921	158,987,649
End of year	$ 169,286,761		$ 62,528,968	$ 29,987,062	$ 35,298,239	$ 205,271,957	$ 180,580,921
Undistributed net investment income (loss)	$ 2,913		$ (7,598)	$ 55,632	$ 88,032	$ 83,651	$ 86,334

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$ 20,197,070		$ 12,441,668	$ 6,204,552	$ 5,675,219	$ 48,034,287	$ 36,991,920
Value of assets (net of liabilities) received pursuant to the
reorganization of FFTW Limited Duration Portfolio	116,288,737		-	-	-	-	-
Dividends reinvested	1,961,535		985,713	648,805	705,119	1,122,221	1,282,653
Cost of shares redeemed	(23,160,105)		(7,772,388)	(11,303,991)	(19,584,408)	(17,130,440)	(15,042,439)
Capital transactions in Institutional Class Shares	115,287,237		5,654,993	(4,450,634)	(13,204,070)	32,026,068	23,232,134
Class A Shares
Proceeds from shares issued	133,981		2,465	3,635	1,482	278,739	118,049
Dividends reinvested	727		675	614	473	30,472	23,302
Cost of shares redeemed	(131,356)		-	(3)	-	(113,205)	(51,996)
Capital transactions in Class A Shares	3,352		3,140	4,246	1,955	196,006	89,355
Class C Shares
Proceeds from shares issued	13,900	(c)	-	-	-	-	32,365
Dividends reinvested	180	(c)	-	-	-	975	332
Cost of shares redeemed	-		-	-	-	-	-
Class C Shares capital transactions	14,080		-	-	-	975	32,697

Net increase (decrease) in net assets from capital transactions	$ 115,304,669		$ 5,658,133	$ (4,446,388)	$ (13,202,115)	$ 32,223,049	$ 23,354,186

Share Transactions:
Institutional Class Shares
Issued	1,434,509		1,245,945	598,515	560,661	4,549,522	3,489,565
Issued pursuant to the re-organization of the FFTW Funds, Inc. -
Limited Duration Portfolio	11,622,527		-	-	-	-	-
Reinvested	195,438		98,624	64,773	69,532	106,702	120,861
Redeemed	(2,308,468)		(778,124)	(1,104,477)	(1,936,896)	(1,628,646)	(1,419,547)
Change in Institutional Class Shares	10,944,006		566,445	(441,189)	(1,306,703)	3,027,578	2,190,879
Class A Shares
Issued	13,033		247	352	146	26,274	11,245
Reinvested	72		67	60	47	2,899	2,197
Redeemed	(12,857)		-	-	-	(10,769)	(4,864)
Change in Class A Shares	248		314	412	193	18,404	8,578
Class C Shares
Issued	1,358	(c)	-	-	-	-	3,053
Reinvested	18	(c)	-	-	-	92	32
Redeemed	-		-	-	-	-	-
Change in Class C Shares	1,376		-	-	-	92	3,085

(c)	Class C Shares commenced operations on April 8, 2008
(d)	Class C Shares commenced operations on May 22, 2007

See Notes to Financial Statements.

American Independence Funds

Statements of Changes in Net Assets - (continued)
	U.S. Inflation-Indexed Fund
	For the Period Ended
	October 31,	For the Years Ended December 31,
	2008 (e)	2007	2006
Investment Operations:
Net investment income	$ 2,869,159	$ 4,537,614	$ 3,587,113
Net realized gains (losses)	609,646	(835,296)	(2,044,499)
Net change in unrealized appreciation/depreciation	(10,308,172)	5,672,052	(514,244)
Net increase (decrease) in net assets resulting from operations	(6,829,367)	9,374,370	1,028,370

Distributions:
From net investment income:
Institutional Class Shares (f)	(3,035,048)	(4,502,780)	(3,587,113)
Class A Shares (g)	(4,852)	(721)	-
From net realized gains:
Institutional Class Shares (f)	-	-	(49,747)
Class A Shares (g)	-	-	-
From capital:
Institutional Class Shares (f)	-	-	(687,872)
Decrease in net assets from distributions	(3,039,900)	(4,503,501)	(4,324,732)

Net increase (decrease) in net assets from capital transactions	857,651	(17,628,848)	2,704,731
Total increase (decrease) in net assets	(9,011,616)	(12,757,979)	(591,631)

Net Assets:
Beginning of period	95,072,192	107,830,171	108,421,802
End of period	$ 86,060,576	$ 95,072,192	$ 107,830,171
Undistributed net investment income (loss)	$ (108)	$ 34,113	$ -

Capital Transactions:
Institutional Class Shares (f)
Proceeds from shares issued	$ 9,839,480	$ 8,836,825	$ 2,580,000
Proceeds from shares issued in connection with the tax-free transfer of
assets from FFTW - U.S. Inflation-Indexed Portfolio Investor Class	440,107	-	-
Dividends reinvested	3,034,874	4,502,780	4,324,731
Cost of shares redeemed	(13,147,865)	(31,009,026)	(4,200,000)
Capital transactions in Institutional Class Shares	166,596	(17,669,421)	2,704,731
Class A Shares (g)
Proceeds from shares issued	1,281,828	48,337	-
Dividends reinvested	5,560	721	-
Cost of shares redeemed	(596,333)	(8,485)	-
Capital transactions in Class A Shares	691,055	40,573	-
Net increase (decrease) in net assets from capital transactions	$ 857,651	$ (17,628,848)	$ 2,704,731

Share Transactions:
Institutional Class Shares (f)
Issued	921,490	876,029	253,722
Issued to holders of Investor Class shares pursuant to tax-free transfer of
assets from FFTW U.S. Inflation-Indexed Portfolio Investor Class	40,675	-	-
Reinvested	282,431	445,215	430,030
Redeemed	(1,272,199)	(3,081,923)	(413,668)
Change in Institutional Class Shares	(27,603)	(1,760,679)	270,084
Class A Shares (g)
Issued	121,629	4,825	-
Reinvested	448	71	-
Redeemed	(54,307)	(812)	-
Change in Class A Shares	67,770	4,084	-
(e)	For the period from January 1, 2008 through October 31, 2008. Prior to January 1, 2008, the fiscal year-end was December 31.
(f)	The activity for the U.S. Inflation-Indexed Fund’s Institutional Class Shares includes that of the predecessor class, which was the FFTW U.S. Inflation-Indexed Portfolio’s Advisor Class (see Note 1).
(g)

The U.S. Inflation-Indexed Fund’s Class A commenced operations on May 16, 2008. For the years ended December 31, 2006 and 2007, the Class A activity shown is that of the predecessor class, which was the FFTW U.S. Inflation-Indexed Portfolio’s Investor Class. The FFTW U.S. Inflation-Indexed Portfolio’s Investor Class commenced operations on April 12, 2007.

See Notes to Financial Statements.

American Independence Funds

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

				Per Share Data								Ratios/Supplemental Data
		Investment Operations				Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)**	Portfolio turnover rate(b)*

Stock Fund

Institutional Class Shares
For the year ended
10/31/2008	$ 17.29	$ 0.30	$ (3.47)	$ (3.17)	$ (0.32)	$ (2.79)	$ -	$ (3.11)	$ 11.01	(22.26%)	$ 80,102	0.89%	2.13%	1.37%	283.50%
10/31/2007	$ 16.07	$ 0.31	$ 2.31	$ 2.62	$ (0.28)	$ (1.12)	$ -	$ (1.40)	$ 17.29	17.31%	$ 112,735	0.89%	1.75%	1.41%	219.31%
10/31/2006	$ 14.39	$ 0.27	$ 1.63	$ 1.90	$ (0.22)	$ -	$ -	$ (0.22)	$ 16.07	13.34%	$ 107,299	1.02%	1.79%	1.52%	49.31%
10/31/2005	$ 12.77	$ 0.21	$ 1.58	$ 1.79	$ (0.17)	$ -	$ -	$ (0.17)	$ 14.39	14.06%	$ 93,294	1.29%	1.42%	1.88%	28.27%
10/31/2004	$ 10.91	$ 0.18	$ 1.88	$ 2.06	$ (0.20)	$ -	$ -	$ (0.20)	$ 12.77	19.07%	$ 84,425	1.29%	1.42%	1.87%	16.29%

Class A Shares
For the year ended
10/31/2008	$ 17.17	$ 0.28	$ (3.50)	$ (3.22)	$ (0.23)	$ (2.79)	$ -	$ (3.02)	$ 10.93	(22.65%)	$ 385	1.39%	1.70%	1.88%	283.50%
10/31/2007	$ 16.03	$ 0.22	$ 2.29	$ 2.51	$ (0.25)	$ (1.12)	$ -	$ (1.37)	$ 17.17	16.59%	$ 328	1.39%	1.24%	1.91%	219.31%
For the period from 3/20/2006 (c)
Thru 10/31/2006	$ 15.09	$ 0.05	$ 0.89	$ 0.94	$ -	$ -	$ -	$ -	$ 16.03	6.23%	$ 271	1.73%	1.20%	2.30%	49.31%

Class C Shares
For the year ended
10/31/2008	$ 17.16	$ 0.24	$ (3.18)	$ (2.94)	$ (0.21)	$ (2.79)	$ -	$ (3.00)	$ 11.22	(20.65%)	$ 31	1.89%	1.19%	2.38%	283.50%
For the period from 9/24/2007 (c)
Thru 10/31/2007	$ 16.63	$ (0.01)	$ 0.54	$ 0.53	$ -	$ -	$ -	$ -	$ 17.16	3.19%	$ 15	1.89%	(0.35%)	2.36%	219.31%

Financial Services Fund

Institutional Class Shares
10/31/2008	$ 9.68	$ 0.25	$ (1.54)	$ (1.29)	$ (0.05)	$ -	$ -	$ (0.05)	$ 8.34	(13.38%)	$ 798	1.25%	1.81%	8.86%	593.53%
For the period from 3/1/2007 (c)
Thru 10/31/2007	$ 10.00	$ 0.03	$ (0.35)	$ (0.32)	$ -	$ -	$ -	$ -	$ 9.68	(3.20%)	$ 1,482	1.25%	0.40%	4.09%	555.54%

Class A Shares
For the year ended
10/31/2008	$ 9.65	$ 0.11	$ (1.44)	$ (1.33)	$ (0.01)	$ -	$ -	$ (0.01)	$ 8.31	(13.77%)	$ 478	1.75%	1.29%	9.74%	593.53%
For the period from 3/1/2007 (c)
Thru 10/31/2007	$ 10.00	$ (0.01)	$ (0.34)	$ (0.35)	$ -	$ -	$ -	$ -	$ 9.65	(3.50%)	$ 524	1.75%	-0.10%	4.60%	555.54%

Class C Shares
For the year ended
10/31/2008	$ 9.64	$ 0.08	$ (1.45)	$ (1.37)	$ (0.02)	$ -	$ -	$ (0.02)	$ 8.25	(14.20%)	$ 24	2.25%	0.88%	10.13%	593.53%
For the period from 9/24/2007 (c)
Thru 10/31/2007	$ 9.85	$ -	$ (0.21)	$ (0.21)	$ -	$ -	$ -	$ -	$ 9.64	(2.13%)	$ 5	2.25%	(0.46%)	4.67%	555.54%

See Notes to Financial Statements

American Independence Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

				Per Share Data								Ratios/Supplemental Data
		Investment Operations				Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)**	Portfolio turnover rate(b)*

International Equity Fund

Institutional Class Shares
For the year ended
10/31/2008	$ 16.80	$ 0.24	$ (6.94)	$ (6.70)	$ (0.24)	$ (0.94)	$ -	$ (1.18)	$ 8.92	(42.55%)	$ 73,764	0.99%	1.82%	1.12%	46.76%
10/31/2007	$ 16.51	$ 0.29	$ 3.55	$ 3.84	$ (0.17)	$ (3.38)	$ -	$ (3.55)	$ 16.80	27.34%	$ 138,238	0.99%	1.75%	1.24%	35.24%
10/31/2006	$ 14.29	$ 0.26	$ 3.15	$ 3.41	$ (0.27)	$ (0.92)	$ -	$ (1.19)	$ 16.51	25.21%	$ 115,048	1.07%	1.72%	1.34%	110.04%
10/31/2005	$ 12.72	$ 0.22	$ 1.60	$ 1.82	$ (0.25)	$ -	$ -	$ (0.25)	$ 14.29	14.41%	$ 95,519	1.26%	1.61%	1.62%	37.00%
10/31/2004	$ 10.60	$ 0.13	$ 2.16	$ 2.29	$ (0.17)	$ -	$ -	$ (0.17)	$ 12.72	21.81%	$ 81,751	1.28%	1.16%	1.67%	36.00%

Class A Shares
For the year ended
10/31/2008	$ 16.69	$ 0.15	$ (6.88)	$ (6.73)	$ (0.15)	$ (0.94)	$ -	$ (1.09)	$ 8.87	(42.81%)	$ 57	1.49%	1.11%	1.61%	46.76%
For the year ended
10/31/2007	$ 16.45	$ 0.26	$ 3.49	$ 3.75	$ (0.13)	$ (3.38)	$ -	$ (3.51)	$ 16.69	26.79%	$ 95	1.49%	1.39%	1.74%	35.24%
For the period from 3/20/2006 (c)
Thru 10/31/2006	$ 15.42	$ 0.07	$ 0.96	$ 1.03	$ -	$ -	$ -	$ -	$ 16.45	6.68%	$ 69	1.49%	1.20%	1.73%	110.04%

Class C Shares
For the year ended
10/31/2008	$ 16.68	$ (0.04)	$ (6.87)	$ (6.91)	$ (0.02)	$ (0.94)	$ -	$ (0.96)	$ 8.81	(43.66%)	$ 6	1.99%	0.85%	2.13%	46.76%
For the period from 9/24/2007 (c)
Thru 10/31/2007	$ 15.75	$ (0.01)	$ 0.94	$ 0.93	$ -	$ -	$ -	$ -	$ 16.68	5.90%	$ 11	1.99%	(0.70%)	2.03%	35.24%

Short-Term Bond Fund

For the year ended
10/31/2008	$ 10.07	$ 0.38	$ (0.21)	$ 0.17	$ (0.37)	$ -	$ -	$ (0.37)	$ 9.87	1.66%	$ 169,256	0.45%	3.53%	0.73%	44.92%
10/31/2007	$ 9.97	$ 0.43	$ 0.10	$ 0.53	$ (0.43)	$ -	$ -	$ (0.43)	$ 10.07	5.48%	$ 62,514	0.45%	4.32%	0.94%	66.52%
10/31/2006	$ 9.97	$ 0.39	$ 0.01	$ 0.40	$ (0.40)	$ -	$ -	$ (0.40)	$ 9.97	4.13%	$ 56,247	0.52%	3.94%	1.00%	32.38%
10/31/2005	$ 10.09	$ 0.26	$ (0.08)	$ 0.18	$ (0.29)	$ (0.01)	$ -	$ (0.30)	$ 9.97	1.76%	$ 56,862	0.65%	2.70%	1.34%	63.43%
10/31/2004	$ 10.17	$ 0.17	$ (0.05)	$ 0.12	$ (0.18)	$ (0.02)	$ -	$ (0.20)	$ 10.09	1.23%	$ 58,125	0.65%	1.69%	1.33%	68.14%

For the year ended
10/31/2008	$ 10.07	$ 0.36	$ (0.20)	$ 0.16	$ (0.37)	$ -	$ -	$ (0.37)	$ 9.86	1.50%	$ 17	0.73%	3.47%	1.35%	44.92%
10/31/2007	$ 9.96	$ 0.40	$ 0.11	$ 0.51	$ (0.40)	$ -	$ -	$ (0.40)	$ 10.07	5.20%	$ 15	0.75%	4.03%	1.44%	66.52%
For the period from 5/3/2006 (c)
Thru 10/31/2006	$ 9.94	$ 0.20	$ 0.02	$ 0.22	$ (0.20)	$ -	$ -	$ (0.20)	$ 9.96	2.21%	$ 12	0.75%	4.01%	1.34%	32.38%

Class C Shares
For the period from 4/08/2008 (c)
Thru 10/31/2008	$ 10.24	$ 0.32	$ (0.37)	$ (0.05)	$ (0.32)	$ -	$ -	$ (0.32)	$ 9.87	(0.49%)	$ 14	1.45%	4.20%	2.18%	44.92%

See Notes to Financial Statements

American Independence Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

				Per Share Data								Ratios/Supplemental Data
		Investment Operations				Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)**	Portfolio turnover rate(b)*

Intermediate Bond Fund

Institutional Class Shares
For the year ended
10/31/2008	$ 10.22	$ 0.43	$ (0.24)	$ 0.19	$ (0.45)	$ -	$ -	$ (0.45)	$ 9.96	1.81%	$ 29,970	0.56%	4.18%	1.02%	288.64%
10/31/2007	$ 10.13	$ 0.44	$ 0.09	$ 0.53	$ (0.44)	$ -	$ -	$ (0.44)	$ 10.22	5.38%	$ 35,285	0.56%	4.29%	1.07%	17.76%
10/31/2006	$ 10.17	$ 0.43	$ (0.04)	$ 0.39	$ (0.43)	$ -	$ -	$ (0.43)	$ 10.13	3.99%	$ 48,211	0.63%	4.28%	0.99%	20.93%
10/31/2005	$ 10.59	$ 0.39	$ (0.35)	$ 0.04	$ (0.41)	$ (0.05)	$ -	$ (0.46)	$ 10.17	0.36%	$ 50,009	0.76%	3.81%	1.35%	61.83%
10/31/2004	$ 10.69	$ 0.39	$ 0.02	$ 0.41	$ (0.40)	$ (0.11)	$ -	$ (0.51)	$ 10.59	3.91%	$ 49,742	0.76%	3.66%	1.34%	85.91%

Class A Shares
For the year ended
10/31/2008	$ 10.22	$ 0.41	$ (0.26)	$ 0.15	$ (0.42)	$ -	$ -	$ (0.42)	$ 9.95	1.44%	$ 17	0.86%	3.90%	1.53%	288.64%
10/31/2007	$ 10.13	$ 0.40	$ 0.09	$ 0.49	$ (0.40)	$ -	$ -	$ (0.40)	$ 10.22	5.08%	$ 13	0.86%	4.01%	1.56%	17.76%
For the period from 5/3/2006 (c)
Thru 10/31/2006	$ 10.00	$ 0.22	$ 0.13	$ 0.35	$ (0.22)	$ -	$ -	$ (0.22)	$ 10.13	3.45%	$ 11	0.86%	4.00%	1.29%	20.93%

Kansas Tax-Exempt Bond Fund

Institutional Class Shares
For the year ended
10/31/2008	$ 10.58	$ 0.41	$ (0.37)	$ 0.04	$ (0.41)	$ -	$ -	$ (0.41)	$ 10.21	0.38%	$ 204,236	0.40%	3.94%	0.62%	6.72%
10/31/2007	$ 10.70	$ 0.44	$ (0.12)	$ 0.32	$ (0.44)	$ -	$ -	$ (0.44)	$ 10.58	3.07%	$ 179,703	0.40%	4.14%	0.69%	8.90%
10/31/2006	$ 10.67	$ 0.44	$ 0.03	$ 0.47	$ (0.44)	$ -	$ -	$ (0.44)	$ 10.70	4.47%	$ 158,225	0.47%	4.10%	0.75%	37.10%
10/31/2005	$ 10.93	$ 0.41	$ (0.26)	$ 0.15	$ (0.41)	$ -	$ -	$ (0.41)	$ 10.67	1.26%	$ 150,963	0.60%	3.83%	0.96%	22.23%
10/31/2004	$ 10.98	$ 0.41	$ (0.04)	$ 0.37	$ (0.42)	$ -	$ -	$ (0.42)	$ 10.93	3.56%	$ 147,471	0.60%	3.80%	0.93%	14.26%

Class A Shares
For the year ended
10/31/2008	$ 10.58	$ 0.38	$ (0.37)	$ 0.01	$ (0.38)	$ -	$ -	$ (0.38)	$ 10.21	0.03%	$ 1,003	0.80%	3.54%	1.13%	6.72%
10/31/2007	$ 10.70	$ 0.40	$ (0.13)	$ 0.27	$ (0.39)	$ -	$ -	$ (0.39)	$ 10.58	2.62%	$ 845	0.80%	3.74%	1.19%	8.90%
10/31/2006	$ 10.66	$ 0.41	$ 0.03	$ 0.44	$ (0.40)	$ -	$ -	$ (0.40)	$ 10.70	4.17%	$ 762	0.85%	3.71%	1.28%	37.10%
10/31/2004	$ 10.98	$ 0.38	$ (0.05)	$ 0.33	$ (0.39)	$ -	$ -	$ (0.39)	$ 10.92	3.11%	$ 1,913	0.95%	3.47%	1.67%	14.26%

Class C Shares
For the year ended
10/31/2008	$ 10.58	$ 0.29	$ (0.37)	$ (0.08)	$ (0.29)	$ -	$ -	$ (0.29)	$ 10.21	(0.84%)	$ 32	1.40%	2.94%	1.63%	6.72%
For the period from 5/22/2007 (c)
Thru 10/31/2007	$ 10.60	$ 0.15	$ (0.02)	$ 0.13	$ (0.15)	$ -	$ -	$ (0.15)	$ 10.58	1.40%	$ 33	1.40%	3.15%	1.68%	8.90%

See Notes to Financial Statements

American Independence Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

					Per Share Data							Ratios/Supplemental Data
		Investment Operations				Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Asset at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)**	Portfolio turnover rate(b)*

U.S. Inflation-Indexed Fund

Institutional Class
For the period from 1/1/2008
Thru 10/31/2008	$ 10.57	$ 0.30	$ (1.03)	$ (0.73)	$ (0.32)	$ -	$ -	$ (0.32)	$ 9.52	(7.24%)	$ 85,371	0.33%	3.37%	0.61%	203.93%

Adviser Class Shares
For the year ended
12/31/2007 †	$ 10.03	$ 0.56	$ 0.53	$ 1.09	$ (0.55)	$ -	$ -	$ (0.55)	$ 10.57	11.25%	$ 95,029	0.35%	5.38%	0.73%	316.00%
12/31/2005 †	$ 10.67	$ 0.53	$ (0.17)	$ 0.36	$ (0.53)	$ (0.16)	$ -	$ (0.69)	$ 10.34	3.44%	$ 108,422	0.35%	5.08%	0.60%	637.00%
12/31/2004 †	$ 10.71	$ 0.42	$ 0.59	$ 1.01	$ (0.42)	$ (0.63)	$ -	$ (1.05)	$ 10.67	9.71%	$ 99,981	0.35%	4.06%	0.64%	774.00%
12/31/2003 †	$ 10.82	$ 0.40	$ 0.42	$ 0.82	$ (0.41)	$ (0.52)	$ -	$ (0.93)	$ 10.71	7.65%	$ 86,162	0.35%	3.65%	0.60%	154.00%

Class A
For the period from 5/16/2008 (c)
Thru 10/31/2008	$ 10.81	$ 0.06	$ (1.22)	$ (1.16)	$ (0.05)	$ -	$ -	$ (0.05)	$ 9.60	(7.12%)	$ 690	0.57%	7.72%	3.03%	203.93%

(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Net investment income per share claculated using average shares method.

^ Less than $0.005 per share.

† Information provided is that of the Advisor Class shares of the predecessor fund, the FFTW U.S. Inflation-Indexed Portfolio.

See Notes to Financial Statements

Notes to Financial Statements
October 31, 2008

1. Organization

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of October 31, 2008, the Trust offered twelve (12) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other five funds can be found in a separate report.

Stock Fund Financial Services Fund International Equity Fund

Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax Exempt Bond Fund
U.S. Inflation-Indexed Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Prior to the March 2, 2006 reorganization of the Trust described above, the predecessor funds offered Premium and Service Class shares (except for the predecessor Kansas Tax-Exempt Bond Fund, which offered Institutional Class and Class A shares, and the U.S. Inflation-Indexed Fund, which was part of a different reorganization as described below and offered Advisor Class and Investor Class shares). The Service Class shares of the each of the predecessor funds reorganized into the Institutional Class of the Trust’s Funds. The Institutional Class and Class A shares of the predecessor Kansas Tax-Exempt Bond Fund reorganized into the Institutional Class and Class A shares of the Kansas Tax-Exempt Bond Fund. The Investor Class and Advisor Class shares of the predecessor fund (FFTW U.S. Inflation-Indexed Portfolio) reorganized into the Institutional Class shares of the U.S. Inflation-Indexed Fund.

The U.S. Inflation-Indexed Fund is the successor and accounting survivor of the FFTW U.S. Inflation-Indexed Portfolio (the “Portfolio”) pursuant to a reorganization that took place on May 9, 2008. As part of this reorganization, the assets, liabilities, and the tax nature of the components of net assets of the Portfolio as of May 9, 2008 were transferred to the U.S. Inflation-Indexed Fund in exchange for Institutional Class shares issued by the U.S. Inflation-Indexed Fund to the shareholders of the Portfolio’s Advisor Class and Investor Class.

On June 13, 2008, Short-Term Bond Fund received a tax-free transfer of assets and liabilities from the FFTW Limited Duration Portfolio, a series of the FFTW Funds, Inc. in exchange for Institutional Class Shares issued by the Short-Term Bond Fund to the shareholders of FFTW Limited Duration Portfolio. The net assets received and the shares issued were as follows:

Shares of Short- Term Bond Fund Issued	FFTW Limited Duration Portfolio Net Assets Received	Net Assets of Short- Term Bond Fund Prior to Combination	Net Assets of FFTW Limited Duration Portfolio Immediately Prior to Combination	Net Assets of Short- Term Bond Fund Immediately After Combination

11,622,527	$116,288,737	$64,145,708	$116,288,737	$180,434,445

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Basis of Presentation

Excepting the information for the U.S. Inflation-Indexed Fund (and for its accounting predecessor, the U.S. Inflation-Indexed Portfolio), the amounts presented for each Fund in the Statements of Operations, the Statements of Changes in Net Assets, the Financial Highlights schedules, and these notes are for the current and prior years ended October 31st or, if applicable, for the period from the date operations commenced for a particular Fund through the next October 31st. As the successor and accounting survivor the amounts presented for the U.S. Inflation-Indexed Fund in these same statements, schedules, and notes are for the period from January 1, 2008 (the day subsequent to the end of the most recent prior accounting year for the U.S. Inflation-Indexed Portfolio) through October 31, 2008. The amounts presented for the U.S. Inflation-Indexed Portfolio are for years which ended on December 31st of those years.

2. Significant Accounting Policies (Continued):

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions, such as banks or broker-dealers which AIFS deems creditworthy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized, and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income, a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Short-Term Bond Fund, Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund are declared and paid monthly. Distributions from net investment income for the Stock Fund, the Financial Services Fund, and the International Equity Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

2. Significant Accounting Policies (Continued):

Distributions to Shareholders - continued

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 was applied to all open tax years as of October 31, 2007. The adoption of FIN 48 did not have an effect on the net asset value, financial condition or results of operations of the Funds as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the period ended October 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. Management’s determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Funds’ financial statements for the upcoming fiscal year beginning November 1, 2008. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, of the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115". SFAS No. 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS No. 159 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Funds’ financial statements for the upcoming fiscal year beginning November 1, 2008. The Funds do not believe that the adoption of SFAS No. 159 will have a material impact on their financial statements.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133". SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why and the entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity’s financial position and results of operations. SFAS No. 161 becomes effective for financial statements issued for fiscal years beginning after November 15, 2008 and for interim periods within those fiscal years. Therefore, the Funds are required to adopt SFAS No. 161 for financial statements for the fiscal year beginning November 1, 2009. The Funds are currently assessing the impact that the adoption of SFAS No. 161 will have on their financial statements.

3. Related Party Transactions:

AIFS serves as an investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds’ average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

AIFS
Fees
Stock Fund	1.00%
Financial Services Fund	1.25%
International Equity Fund	0.81%
Short-Term Bond Fund	0.40%
Intermediate Bond Fund	0.40%
Kansas Tax-Exempt Bond Fund	0.30%
U.S. Inflation-Indexed Fund	0.40%

3. Related Party Transactions (Continued):

The Trust has engaged American Independence Capital Management, LLC (“AICM”) as the sub-adviser for the Stock Fund and the Financial Services Fund; and American Independence Financial Counselors, LLC (“AIFC”) and Fischer Francis Trees & Watts, Inc., and its affiliates, as sub-advisers for the Short-Term Bond Fund and Intermediate Bond Fund. Fischer Francis Trees & Watts, Inc., and its affiliates, also serve as sub-advisor to the U.S. Inflation-Indexed Fund.

AICM is a jointly-owned, affiliated, and registered investment advisor of the Adviser and Miller & Jacobs Capital, LLC, and AIFC is a wholly owned subsidiary of the Adviser. The Board of Trustees has approved each of these agreements on behalf of the Trust. Please see section of the semi-annual report, dated April 30, 2008, entitled Additional Fund Information for details regarding the deliberations of the Board with respect to these agreements.

Fischer Francis Trees & Watts, Inc. is a New York corporation and its three affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fisher Francis Trees & Watts, PTD Ltd, a Singapore corporation, and Fischer Francis Trees & Watts, Ltd Kabushiki Kasha, a Japanese corporation, are collectively referred to as “FFTW’. The agreements between FFTW and AIFS on behalf of the Trust were approved by shareholders at meetings held during the year for each applicable Fund.

Prior to July 1, 2008, Barrow, Hanley, Mewhinney & Strauss, Inc. served as the sub-adviser for the International Equity Fund.

AIFS has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets:

Fund	Institutional	Class A	Class C
Class
Stock Fund	0.89%(1)	1.39%(1)	1.89%(1)
Financial Services Fund	1.25%(2)	1.75%(2)	2.25%(2)
International Equity Fund	0.99%(1)	1.49%(1)	1.99%(1)
Short-Term Bond Fund	0.45%(1)	0.70%(1)	1.45%(1)
Intermediate Bond Fund	0.56%(1)	0.86%(1)	1.56%(1)
Kansas Tax-Exempt Bond Fund	0.40%(3)	0.90%(3)	1.40%(3)
U.S. Inflation-Indexed Fund	0.32%(4)	0.57%(5)	1.32%(5)

(1)	Effective thru March 1, 2009
(2)	Effective thru February 28, 2009
(3)	Effective thru March 1, 2011
(4)	Effective thru March 1, 2013
(5)	Effective thru March 31, 2009

Prior to May 10, 2008, FFTW served as the investment adviser to the predecessor fund of the U.S. Inflation-Indexed Fund pursuant to an investment advisory agreement between FFTW and the predecessor fund. Under that agreement, the predecessor fund paid a monthly fee for advisory services received computed daily at the annual rate of 0.40% of the predecessor fund’s average daily net assets. FFTW voluntarily agreed to waive its management fee at 0.20% of the predecessor fund’s average daily net assets. FFTW also voluntarily agreed to waive a portion of its management fee and to reimburse expenses of the predecessor fund in order to maintain total operating expenses at 0.35% and 0.60% of average net assets of the Advisor Class and Investor Class, respectively.

AIFS also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at annual rate of 0.125% .

AIFS has entered into an agreement with Vastardis Fund Services LLC (“Vastardis”) whereby Vastardis provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, Vastardis earns a fee based on the aggregate net assets of all Funds in the Trust, at the following annual fee rates:

Based on Average Daily Net Assets of	Fee Rate
Up to $3 billion	0.050%
In excess of $3 billion but not exceeding $5 billion	0.040%
In excess of $5 billion	0.030%

Other principal service providers of the Funds include the following:

JP Morgan Worldwide Securities Services (“JP Morgan”) serves as the Trust’s fund accounting agent. Prior to May 10, 2008, State Street Bank and Trust Company served as the U.S. Inflation-Indexed Fund’s fund accounting agent.

Foreside Distribution Services, L.P. is the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Peter Wilson as the Trust’s Chief Compliance Officer. For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Fund pays a pro rata portion of the fees based on its share of the fund’s average monthly net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

4. Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5. Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, and U.S. Government securities) were as follows:

	Purchases	Sales
Stock Fund*	$ 256,653,398	$ 255,764,550
Financial Services Fund*	9,340,393	9,575,542
International Equity Fund*	49,752,876	58,083,068
Short-Term Bond Fund*	56,825,796	8,478,261
Intermediate Bond Fund*	56,876,417	52,509,681
Kansas Tax-Exempt Bond Fund*	45,888,444	11,577,130
* Information is for the year ended October 31, 2008.

The cost of purchases and the proceeds from sales of U.S. Government securities were as follows:
	Purchases	Sales
Short-Term Bond Fund*	$ 70,768,036	$ 31,866,875
Intermediate Bond Fund*	47,326,573	48,926,003
U.S. Inflation-Indexed Fund**	203,432,674	202,403,870

*	Information is for the year ended October 31, 2008.
**	Information is for the period from January 1, 2008 through October 31, 2008.

During the fiscal year ended December 31, 2007, the U.S. Inflation-Indexed Fund predecessor fund made purchases and sales of U.S. Government securities in the amounts of $266,272,521 and $287,009,021, respectively.

6. Concentration of Credit Risk:

Sector Risk: The Financial Services Fund invests primarily in equity securities of companies in the financial services sector. Being invested in this section, the Fund is more susceptible to government regulation, changes in interest rates and changes in general economic conditions. The financial services industry is exposed to several risks that may impact the value of investments in the financial services sector more severely than investments outside the sector. In addition, businesses in the financial sector often operate with substantial financial leverage.

Credit Risk: The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent

7.	Federal Income Tax Information:

	At October 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as
	follows:
		Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

	Stock Fund	$ 78,502,872	$ 11,773,811	$ 9,517,249	$ 2,256,562
	Financial Services Fund	1,273,989	69,230	184,453	(115,223)
	International Equity Fund	92,413,897	2,393,176	21,485,974	(19,092,798)
	Short-Term Bond Fund	177,409,973	1,612,655	10,676,874	(9,064,219)
	Intermediate Bond Fund	37,744,176	148,803	939,978	(791,175)
	Kansas Tax-Exempt Bond Fund	208,250,993	1,663,000	7,315,635	(5,652,635)
	U.S. Inflation-Indexed Fund	91,662,244	767,154	7,086,344	(6,319,190)

7. Federal Income Tax Information (Continued):

The tax character of dividends paid to shareholders during the fiscal periods ended October 31, 2008 was as follows:

	Dividends paid from
	Ordinary Income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Dividends	Total Distributions Paid

Stock Fund*	$3,183,585	$16,878,702	$ 20,062,287	$ -	$ 20,062,287
Financial Services Fund*	8,497	-	8,497	-	8,497
International Equity Fund*	4,079,476	5,539,100	9,618,576	-	9,618,576
Short-Term Bond Fund*	3,850,310	-	3,850,310	-	3,850,310
Intermediate Bond Fund*	1,527,856	-	1,527,856	-	1,527,856
Kansas Tax-Exempt Bond Fund*	-	-	-	7,473,281	7,473,281
U.S. Inflation-Indexed Fund**	3,039,900	-	3,039,900	-	3,039,900

*	Information is for the year ended October 31, 2008.
**	Information is for the period from January 1, 2008 through October 31, 2008.

The tax character of dividends paid to shareholders during the prior fiscal year (ended December 31, 2007 for the U.S. Inflation-Indexed Portfolio and ended October 31, 2007 for the other Funds) was as follows:

	Dividends paid from
	Ordinary Income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Dividends	Total Distributions Paid

Stock Fund	$ 2,029,198	$ 7,311,147	$ 9,340,345	$ -	$ 9,340,345
Financial Services Fund	-	-	-	-	-
International Equity Fund	2,200,415	22,414,889	24,615,304	-	24,615,304
Short-Term Bond Fund	2,596,430	-	2,596,430	-	2,596,430
Intermediate Bond Fund	1,688,928	-	1,688,928	-	1,688,928
Kansas Tax-Exempt Bond Fund*	-	-	-	6,857,913	6,857,913
Kansas Tax-Exempt Bond Fund**	-	-	-	1,237,495	1,237,495
U.S. Inflation-Indexed Portfolio***	4,503,501	-	-	-	-

*	Information is as of the Fund’s tax year ended August 31, 2007.
**	The Fund changed its tax year-end to October 31, 2007. The information is for the short tax period September 1, 2007 through October 31, 2007.
***	Information is for the tax year ended December 31, 2007.

As of October 31, 2008 the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Earnings	Other Timing Differences	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Deficit)

Stock Fund	$ 1,625,534	$ -	$ 1,625,534	$ -	$ (1,903,846)	$ 2,256,562	$ 1,978,250
Financial Services Fund	27,262	-	27,262	-	(258,806)	(115,223)	(346,767)
International Equity Fund	1,978,238	-	1,978,238	-	(3,147,691)	(19,085,461)	(20,254,914)
Short-Term Bond Fund	443,490	-	443,490	(440,570)	(5,091,430)	(9,064,219)	(14,152,729)
Intermediate Bond Fund	124,593	-	124,593	(68,960)	(400,724)	(791,175)	(1,136,266)
Kansas Tax-Exempt Bond Fund	-	698,591	698,591	(614,940)	(2,380,661)	(5,652,635)	(7,949,645)
U.S. Inflation-Indexed Fund	-	-	-	(108)	(3,134,402)	(6,319,190)	(9,453,700)

7. Federal Income Tax Information (Continued):

At October 31, 2008, the following Funds had net capital loss carry-forwards which are available to offset future net capital gains, if any:

	Amount	Expires
Stock Fund	$1,903,846	2016

Financial Services Fund	77,627	2015
	181,179	2016

International Equity Fund	3,147,691	2016

Short-Term Bond Fund†	1,402,721	2012
	1,356,853	2013
	2,548,173	2015

Intermediate Bond Fund	185,644	2014
	215,080	2015

Kansas Tax-Exempt Bond Fund	562,887	2009
	1,379,613	2010
	2,495	2011
	122,004	2012
	88,129	2013
	225,533	2015

U.S. Inflation-Indexed Fund	1,937,679	2014
	1,196,723	2015
*

Capital loss carry-forwards are related to the acquisition of FFTW Funds, Inc. - Limited Duration Portfolio. This amount is subject to an annual limitation of $5,477,200 under tax rules that was further limited to $300,468 in the year of acquisition.

The Short-Term Bond Fund utilized $567,046 of capital losses in the current fiscal year. The Intermediate Bond Fund utilized $2,288 of capital losses in the current fiscal year. The Kansas Tax-Exempt Bond Fund utilized $29,798 of capital losses in the current fiscal year. The U.S. Inflation Indexed Fund utilized $350,546 of capital losses in the current fiscal year.

For the fiscal year ended October 31, 2008, 95.71% of the income dividends paid by the Stock Fund qualify for the dividends received deduction available to corporate shareholders.

For the fiscal year ended October 31, 2008, dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxes at a maximum rate of 15%. Completed information will be reported in conjunction with the 2008 Form 1099-DIV.

8. Financial Futures Contracts

Some of the Funds may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.

The details of each Fund’s open futures contracts at October 31, 2008 (where applicable) are contained at the end of that Fund’s Schedule of Investments.

9. Options Transactions

For hedging purposes, certain Funds (Stock Fund, Short-Term Bond Fund, Intermediate Bond Fund, Financial Services Fund and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

9. Options Transactions (Continued):

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value.

10. Subsequent Events

Acquisition of FFTW Funds, Inc.

Effective November 21, 2008, the FFTW International Portfolio reorganized into the American Independence Funds Trust as the American Independence International Bond Fund. This Fund was the remaining Portfolio of the FFTW Funds, Inc. to reorganize into the Trust.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
American Independence Funds Trust:

We have audited the accompanying statements of assets and liabilities of The American Independence Funds Trust, including the Stock Fund, Financial Services Fund, International Equity Fund, Short-Term Bond Fund, Intermediate Bond Fund, Kansas Tax-Exempt Bond Fund and U.S. Inflation-Indexed Fund (collectively, the “Funds”), including the schedules of investments as of October 31, 2008 and the related statements of operations for the year then ended (period then ended and year ended December 31, 2007 for the U.S. Inflation-Indexed Fund, whose fiscal year-end changed from December 31 to October 31) and changes in net assets for each of the two years then ended (year then ended and period ended October 31, 2007 for the Financial Services Fund, whose inception date was March 1, 2007; period then ended and each of the two years ended December 31, 2007 for the U.S. Inflation-Indexed Fund, whose fiscal year-end changed from December 31 to October 31), and the financial highlights for each of the three years then ended (year then ended and period ended October 31, 2007 for the Financial Services Fund, whose inception date was March 1, 2007; period then ended and each of the three years ended December 31, 2007 for the U.S. Inflation-Indexed Fund, whose fiscal year-end changed from December 31 to October 31). These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for all Funds for each of the two years in the period ended October 31, 2005 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 21, 2005. The financial highlights presented for the U.S. Inflation-Indexed Fund for the each of the two years ended December 31, 2004 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 28, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Funds were not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of American Independence Funds Trust as of October 31, 2008, the results of their operations for the year then ended (period then ended and year ended December 31, 2007 for the U.S. Inflation-Indexed Fund, whose fiscal year-end changed from December 31 to October 31), the changes in their net assets for each of the two years then ended (year then ended and period ended October 31, 2007 for the Financial Services Fund, whose inception date was March 1, 2007; period then ended and each of the two years ended December 31, 2007 for the U.S. Inflation-Indexed Fund, whose fiscal year-end changed from December 31 to October 31), and the financial highlights for each of the three years then ended (year then ended and period ended October 31, 2007 for the Financial Services Fund, whose inception date was March 1, 2007; period then ended and each of the three years ended December 31, 2007 for the U.S. Inflation-Indexed Fund, whose fiscal year-end changed from December 31 to October 31), in conformity with accounting principles generally accepted in the United States of America.

Grant Thornton LLP

Chicago, Illinois
December 30, 2008

Additional Fund Information (Unaudited)

Portfolio Summaries. The American Independence Funds invested, as a percentage of net assets, in the following as of October 31, 2008.

Stock Fund
% of Net
Portfolio Diversification	Assets

Financials	18.8%
Consumer Discretionary	10.9
Industrials	10.9
Consumer Staples	13.2
Money Market	10.1
Energy	7.2
Communications	6.8
Healthcare	6.1
Technology	5.2
Utilities	3.2
Specialty Insurance	2.9
Basic Materials	2.0
Equity Options	1.3
Brokerage	1.1
Investment Companies	0.6
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Financial Services Fund
% of Net
Portfolio Diversification	Assets

Banks	50.3%
Specialty Insurance	13.7
Asset Management	10.2
Brokerage	9.4
Insurance	5.5
Total Investments	89.1%
Other Assets in Excess of Liabilities	10.9
Net Assets	100.0%

International Equity Fund
% of Net
Portfolio Diversification	Assets

Financial	20.1%
Consumer, Non-cyclical	19.6
Communications	10.4
Energy	9.8
Utilities	9.2
Industrial	8.0
Consumer, Cyclical	6.4
Money Market	6.0
Basic Materials	5.7
Technology	2.6
Diversified	1.5
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

Additional Fund Information (Unaudited) (Continued)

Portfolio Summaries (continued)

Short-Term Bond Fund
% of Net
Portfolio Diversification	Assets

U.S. Government and Agency Securities	57.1%
Asset Backed Securities	20.5
Collateralized Mortgage Obligations	17.5
Corporate Bonds	2.7
Taxable Municipal Bonds	1.1
Medium Term Notes	0.4
Money Market	0.1
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

Intermediate Bond Fund
% of Net
Portfolio Diversification	Assets

U.S. Government and Agency Securities	76.3%
Asset Backed Securities	2.5
Collateralized Mortgage Obligations	15.8
Corporate Bonds	20.0
Medium Term Notes	0.8
Money Market	7.8
Total Investments	123.2%
Liabilities in Excess of Other Assets	(23.2)
Net Assets	100.0%

Kansas Tax-Exempt Bond Fund
% of Net
Portfolio Diversification	Assets

Miscellaneous	29.2%
Refunded Bonds	18.9
Industrial Development	18.5
Hospitals	11.9
Utilities	3.9
General Obligations	8.3
Transportation	3.5
Money Market	2.8
Housing	1.7
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3
Net Assets	100.0%

U.S. Inflation-Indexed Fund
% of Net
Portfolio Diversification	Assets

U.S. Treasury Inflation-Indexed Bonds	31.4%
U.S. Treasury Inflation-Indexed Notes	67.6
Money Market	0.2
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested on May 1, 2008 and held for the entire period from May 1, 2008 through October 31, 2008.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period* 5/1/08 - 10/31/08	Expense Ratio During Period** 5/1/08 - 10/31/08

Stock Fund	Institutional Class Shares	$1,000.00	$778.64	$3.96	0.89%
	Class A Shares	$1,000.00	$776.28	$6.17	1.39%
	Class C Shares	$1,000.00	$767.96	$8.35	1.89%
Financial Servcies Fund	Institutional Class Shares	$1,000.00	$910.48	$5.98	1.25%
	Class A Shares	$1,000.00	$909.19	$8.36	1.75%
	Class C Shares	$1,000.00	$905.60	$10.69	2.25%
International Equity Fund	Institutional Class Shares	$1,000.00	$629.06	$4.04	0.99%
	Class A Shares	$1,000.00	$627.74	$6.07	1.49%
	Class C Shares	$1,000.00	$626.60	$8.10	1.99%
Short-Term Bond Fund	Institutional Class Shares	$1,000.00	$984.31	$2.23	0.45%
	Class A Shares	$1,000.00	$982.82	$3.65	0.73%
	Class C Shares***	$1,000.00	$997.68	$12.81	1.45%
Intermediate Bond Fund	Institutional Class Shares	$1,000.00	$981.01	$2.78	0.56%
	Class A Shares	$1,000.00	$978.73	$4.26	0.86%
Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$982.53	$1.98	0.40%
	Class A Shares	$1,000.00	$980.53	$3.96	0.80%
	Class C Shares	$1,000.00	$977.56	$6.93	1.40%
U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$901.30	$1.58	0.33%
	Class A Shares****	$1,000.00	$901.95	$2.71	0.57%

*

Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half- year divided by the number of days in the fiscal year.

**	Annualized
***	Information shown reflects values using the expense ratios and rates of returns for the period from the date operations commenced (i.e., April 8, 2008) through October 31, 2008.
****	Information shown reflects values using the expense ratios and rates of returns for the period from the date operations commenced (i.e., May 13, 2008) through October 31, 2008.

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period* 5/1/08 - 10/31/08	Expense Ratio During Period** 5/1/08 - 10/31/08

Stock Fund	Institutional Class Shares	$1,000.00	$1,020.56	$4.51	0.89%
	Class A Shares	$1,000.00	$1,018.03	$7.04	1.39%
	Class C Shares	$1,000.00	$1,015.50	$9.57	1.89%
Financial Servcies Fund	Institutional Class Shares	$1,000.00	$1,018.73	$6.34	1.25%
	Class A Shares	$1,000.00	$1,016.20	$8.87	1.75%
	Class C Shares	$1,000.00	$1,013.71	$11.36	2.25%
International Equity Fund	Institutional Class Shares	$1,000.00	$1,020.05	$5.02	0.99%
	Class A Shares	$1,000.00	$1,017.52	$7.55	1.49%
	Class C Shares	$1,000.00	$1,014.98	$10.09	1.99%
Short-Term Bond Fund	Institutional Class Shares	$1,000.00	$1,022.79	$2.28	0.45%
	Class A Shares	$1,000.00	$1,021.34	$3.73	0.73%
	Class C Shares***	$1,000.00	$1,012.08	$12.99	1.45%
Intermediate Bond Fund	Institutional Class Shares	$1,000.00	$1,022.23	$2.84	0.56%
	Class A Shares	$1,000.00	$1,020.71	$4.36	0.86%
Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$1,023.04	$2.03	0.40%
	Class A Shares	$1,000.00	$1,021.02	$4.05	0.80%
	Class C Shares	$1,000.00	$1,017.98	$7.09	1.40%
U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,023.39	$1.68	0.33%
	Class A Shares****	$1,000.00	$1,022.18	$2.89	0.57%

*

Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half- year divided by the number of days in the fiscal year.

**	Annualized
***	Information shown reflects values using the expense ratios for the period from the date operations commenced (i.e., April 8, 2008) through October 31, 2008.
****	Information shown reflects values using the expense ratios for the period from the date operations commenced (i.e., May 13, 2008) through October 31, 2008.

Additional Fund Information (Unaudited) (Continued) Information About the Trustees and Officers

Information pertaining to the Trustees and Officers of the Trust is set forth below. The address for each Trustee and Officer is 335 Madison Avenue, Mezzanine, New York, NY 10017 unless otherwise stated. Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information and is available, without charge, upon request, by calling 1-866-410-2006.

INDEPENDENT TRUSTEES
	Position(s) Held with Company	Term of Office and Length of Time Served		Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee

Name, Address and Age			Principal Occupation(s) During Past Five Years
Terry L. Carter* (2)	Trustee	Indefinite	Retired. Director, QuikTrip Corporation (2008-Present).	13	None
Age: 59			Formerly President of QuikTrip Corporation (1980-2008)
Joseph Hankin* (1)	Trustee	Indefinite	President, Westchester Community College since 1971	13	None
Age: 67
Jeffrey Haas*(1)	Trustee	Indefinite	Professor of Law, New York Law School 1996-Present	13	None
Age: 46
Thomas F. Kice*(2)	Trustee	Indefinite	President of Kice Industries, Inc.	13	None
Age: 58
George Mileusnic*(2)	Trustee	Indefinite	Retired. Formerly, Chief Financial Officer of Caribou	13	None
Age: 53			Coffee, Inc. (2001-2008). Chief Financial Officer of Dean
			and DeLuca (2000-2001). Executive Vice President of The
			Coleman Company (September 1989 - September 1998).
Peter Ochs*(3)	Trustee	Indefinite	Manager of Ochs & Associates, Inc.	13	None
Age: 57
Richard Wedemeyer*(1)	Chairman of the	Indefinite	Retired.	13	None
Age: 71	Board and
	Trustee

INTERESTED TRUSTEES
Ronald L. Baldwin*(2)	Trustee	Indefinite	Retired. From 1980 to 2005, Director INTRUST Financial	13	None
Age: 51			Services, Inc. Director of INTRUST Brokerage, Inc., and
			Chief Operating Officer and President of INTRUST Bank,
			N.A.
John J. Pileggi*	Trustee	Indefinite	Managing Partner of American Independence Financial	13	None
Age: 49			Services, LLC since 2004. Formerly President and Chief
			Executive Officer, Mercantile Capital Advisors Inc. (2002-
			2004). Formerly, President and Chief Executive Officer,
			PLUSFunds.com (2000-2002). Formerly, President and
			Chief Executive Officer of ING Mutual Fund Management
			Co. LLC (1998-2000).

OFFICERS
Eric Rubin*	President	7/2005-Present	President, American Independence Financial Services,	N/A	N/A
Age: 42			LLC (2/05-Present). Formerly Senior Vice President
			Mercantile Capital Advisers (4/03-4/04). Formerly Senior
			Vice President DST International (01/02-04/03). Formerly
			President EMR Financial Services (06/00-02/01).
			Formerly Senior Vice President ING Funds 06/98-12/99).
Susan Silva	Treasurer	10/2007 – Present	Vice-President of Vastardis Fund Services LLC since	N/A	N/A
41 Madison Avenue,			August 2006; Treasurer of The FBR Funds from 2002
30th Floor			through 2006 and officer of FBR National Trust Company
New York, NY 10010			from 2001 through 2005.
Age: 41
Peter W. Wilson	Chief	10/2007 – Present	Director of Alaric Compliance Services, LLC 2007 to	N/A	N/A
800 Third Avenue,	Compliance		Present;
11th floor	Officer		Attorney, U.S. Army JAG Corps - 2003 to 2007.
New York, NY 10022
Age: 30
Theresa Donovan*	Secretary	7/2005 – Present	Senior Director Compliance and Administration American	N/A	N/A
Age: 58			Independence Financial Services, LLC (05/05-Present).
			Formerly Senior Corporate Paralegal, Paul, Weiss,
			Rifkind, Wharton & Garrison, LLP (04/98-05/05).

* Each Trustee and Officer may be contacted by writing to the Trustee or Officer, c/o American Independence Financial Services, LLC, 335 Madison Avenue, Mezzanine, New York, NY 10017.

(1)	Each Trustee and Officer has served from the inception of the Funds.
(2)	Messrs. Carter, Kice, Mileusnic, Baldwin and Pileggi have served as Trustees to the Predecessor Funds advised by Intrust Financial Services, Inc. since November, 1996.
(3)	Mr. Ochs has served as a Trustee to the Predecessor Funds advised by Intrust Financial Services, Inc. since August 2000.

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodians:
INTRUST Bank NA
105 North Main Street
Wichita, KS 67202

BNY Mellon Asset Servicing
One Boston Place, 11th Floor
AIM 024-0112
Boston, MA 02108

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied by a
current prospectus.

AIF AR 103108

October 31, 2008

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by Foreside Distribution Services, L.P.

NestEgg Target Date Funds
Annual Report	- October 31, 2008

President’s Letter		1
Management Discussion of Fund Performance		2

NestEgg 2010 Fund
Condensed Schedule of Portfolio Investments		8
NestEgg 2015 Fund
Condensed Schedule of Portfolio Investments		12
NestEgg 2020 Fund
Condensed Schedule of Portfolio Investments		16
NestEgg 2030 Fund
Condensed Schedule of Portfolio Investments		20
NestEgg 2040 Fund
Condensed Schedule of Portfolio Investments		24

Statements of Assets and Liabilities		28
Statements of Operations		29
Statements of Changes in Net Assets		30
Financial Highlights		32
Notes to Financial Statements		35
Report of Independent Registered Public Accounting Firm		40
Additional Information
Portfolio Summaries		41
Table of Shareholder Expenses		42
Approval of Investment Advisory Agreement		44
Trustees and Officers		45

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

The complete Schedules of Portfolio Investments are available (i) without charge, upon request, by calling toll-free 1-866-410-2006; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

NestEgg Target Date Funds

December 30, 2008

Dear Fellow Shareholders:

I am pleased to present you with the Annual Report for the NestEgg Target Date Funds (the “Funds” or for each fund separately, a “Fund”), which are part of the American Independence Family, for the fiscal year ended October 31, 2008.

This past year has certainly been a challenging one, as we have witnessed an unsettling market environment that has affected all types of asset classes and sectors, both domestic and international. The credit crisis, which started in the late summer of 2007, has caused a historical draining of liquidity in the bond markets, and consumer confidence has waned due to the current economic conditions: an ailing housing market, bailout of financial institutions and the auto industry, high unemployment, and a steady rise in inflation, which has given way to fears of deflation. We saw record high oil prices during the past year, which have since come down in dramatic fashion, and the Federal Reserve has tried to quell the economic issues with a cut in the interest rates (essentially to zero) and using its powers to inject liquidity into the system in unprecedented fashion.

Despite these disappointing economic conditions and increasing uncertainty, our Funds have performed well compared to their peers and benchmarks. The following pages offer insight into the Funds’ performance, with a commentary on the specific factors that impacted the Funds during the reporting period and an outlook for the year to come.

We continue to see steady improvement to the Funds’ performance and are pleased to report that as of November 30, 2008, the NestEgg Target Date Funds have a rating of either four or five stars from Morningstar(1). Also, five (5) of seven (7) American Independence Funds, which are presented in a separate annual report, have an overall Morningstar rating of four or five stars(1).

We continue to strive to improve the cost and efficiency of service as well as performance of the Funds. During the year, the Funds added new portfolio management and shareholders approved a change in the investment objective of each of the Funds to no longer require a Fund’s asset allocation strategy to conform to a third-party methodology. The new objective employs a glide path, which uses a quantitative asset allocation model to tactically allocate the major asset classes relative to the strategic asset allocation based upon the approaching target date. The broad based investment characteristics of the Funds will be similar to those of the Standard and Poor’s/CitiGroup Broad Market World Index as the equity benchmark and the Barclay’s U.S. Treasury Index as the benchmark for fixed income over a market cycle. For further information on this new strategic model, please refer to the Funds’ prospectus. We have adhered to our investment philosophy during these turbulent times and shareholders have certainly benefitted relative to their peers.

We thank you for your continued support, and American Independence will continue to seek to provide additional services, improve existing ones, and build upon the existing strong foundation. Please do not hesitate to contact us with any questions at 866-410-2006. I hope to see the markets improve during 2009 and wish you a happy and healthy year.

Sincerely,

/s/ Eric M. Rubin

Eric M. Rubin
President

(1) Source: Morningstar. Morningstar ratings are based on the Institutional Class shares.

Past performance does not guarantee future results.

This material is authorized for distribution only when preceded or accompanied by a prospectus. American Independence Financial Services, LLC provides investment advisory and other services to the Funds and receives a fee for those services. The Funds are distributed by Foreside Distribution Services, L.P. Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter and accompanying commentaries are through the end of the period covered by the report, as stated on the cover. These views are subject to change based on market and other conditions.

The S&P/Citigroup Broad Market Index (BMI) is a market-capitalization-weighted index providing a broad measure of the global equities markets and includes approximately 11,000 companies in more than 52 countries covering both developed and emerging markets. The Barclay’s U.S. Treasury Index provides a measure of the performance of investments in the public obligations of the U.S. Treasury with a maturity of one year or more.

1

NestEgg Target Date Funds

NestEgg Target Date Funds Commentary

Robert Campbell, CFA – Chief Investment Officer, Municipal Securities and Portfolio Manager

A little over a year ago the NestEgg Target Date Funds (“NestEgg Funds”) incorporated international securities into our asset mix. The new international assets included both international stocks and bonds. With this addition the funds took on new characteristics and additional risks. Besides adding new diversification to the funds we also added foreign currency exposure. Over the next couple of months this foreign currency added to our returns as the U.S. dollar underperformed many foreign currencies. But over the last quarter of the year the situation changed and the foreign currency exposure worked against us as the U.S. dollar rallied from its weakened position during the summer.

The total returns of the NestEgg Funds reflect their broad diversification across a wide spectrum of assets in the global economy. Most stock indexes were down throughout the year going back to October 2007. Some sectors did better than others but in general, results were negative. International stocks, like domestic stocks, matched the downturn and actually in total did a bit worse than U.S. stocks. Close scrutiny of the individual equity holdings shows that returns varied appreciably and that equity returns within a specific country were somewhat more correlated. As indicators of the various returns in the global universe the Standard & Poor’s 500 Index had a total return of -36.08%, while an index for United Kingdom equities, the FTSE 100 had a total return of -47.19% and the Swiss market index, SMI, had a total return of -30.24% for the same time period.

Fixed income securities had mixed results for the year ending October 31, 2008. U.S. Treasuries did well, while other bond sectors performed subpar. The strains in the various financial markets were factors that impacted both equities and non treasury fixed income markets. U.S. Treasuries benefited from these strains as non-traditional bond investors moved into U.S. Treasury bonds as a safe haven, thereby driving up their prices and total return. Within our universe of fixed income securities Treasuries and Sovereign bonds did the best and had positive returns, mortgages had slightly less positive returns but corporate bonds were the worse sector and had negative returns.

The composition of each of the various NestEgg Funds was in general invested in the same securities but with varying weights of exposure to each security. Overall returns for each fund reflected the weightings within the general sectors: equities, fixed income and cash reserves. The shorter dated funds had more exposure to fixed income and less to equities. Relatively equities had more negative returns than fixed income securities so the shorter date funds had noticeably better total returns.

Comparatively all the funds did well given the financial environment during 2008 when compared to their benchmarks and other similar target date funds. But it should be remembered that all target date funds are not comparable to each other as the imbedded risks within each fund vary due to their individual investment strategies.

2

NestEgg Target Date Funds

NestEgg 2010 Fund - Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
			Since Inception
	1 Year	5 Year	(1/4/1999)
NestEgg 2010 Fund
Institutional Class	(13.33%)	2.03%	2.82%
Class A Shares(1)	(17.96%)	0.51%	1.60%
Class C Shares(2)	(15.31%)	1.71%	1.96%
Dow Jones Target 2010 Index	(15.38%)	3.45%	4.41%
Dow Jones U.S. Target 2010 Index	(13.63%)	2.90%	4.15%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 4.75%.
(2)	Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

The Fund changed its standardized benchmark from the former Dow Jones U.S. Target 2010 Index to the Dow Jones Target 2010 Index on July 26, 2007. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2010 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among U.S. stock, bond and cash sub-indexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

3

NestEgg Target Date Funds

NestEgg 2015 Fund - Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
			Since Inception
	1 Year	5 Year	(1/4/1999)
NestEgg 2015 Fund
Institutional Class	(20.56%)	1.01%	1.52%
Class A Shares(1)	(24.70%)	(0.45%)	0.39%
Class C Shares(2)	(22.40%)	0.02%	0.36%
Dow Jones Target 2015 Index	(20.94%)	3.36%	4.18%
Dow Jones U.S. Target 2015 Index	(18.18%)	2.79%	3.87%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 4.75%.
(2)	Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

The Fund changed its standardized benchmark from the former Dow Jones U.S. Target 2015 Index to the Dow Jones Target 2015 Index on July 26, 2007. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2015 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among U.S. stock, bond and cash sub-indexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

4

NestEgg Target Date Funds

NestEgg 2020 Fund - Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
			Since Inception
	1 Year	5 Year	(1/4/1999)
NestEgg 2020 Fund
Institutional Class	(24.63%)	0.99%	0.68%
Class A Shares(1)	(28.54%)	(0.49%)	(0.44%)
Class C Shares(2)	(26.47%)	(0.23%)	(0.48%)
Dow Jones Target 2020 Index	(26.15%)	3.42%	4.01%
Dow Jones U.S. Target 2020 Index	(22.65%)	2.58%	3.52%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 4.75%.
(2)	Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

The Fund changed its standardized benchmark from the former Dow Jones U.S. Target 2020 Index to the Dow Jones Target 2020 Index on July 26, 2007. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2020 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among U.S. stock, bond and cash sub-indexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

5

NestEgg Target Date Funds

NestEgg 2030 Fund - Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
			Since Inception
	1 Year	5 Year	(1/4/1999)
NestEgg 2030 Fund
Institutional Class	(31.33%)	0.28%	(0.15%)
Class A Shares(1)	(34.98%)	(1.22%)	(1.26%)
Class C Shares(2)	(33.16%)	(0.87%)	(0.93%)
Dow Jones Target 2030 Index	(34.73%)	3.05%	3.48%
Dow Jones U.S. Target 2030 Index	(31.60%)	1.49%	2.57%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 4.75%.
(2)	Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

The Fund has changed its standardized benchmark from the former Dow Jones U.S. Target 2030 Index to the Dow Jones Target 2030 Index on July 26, 2007. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2030 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among U.S. stock, bond and cash sub-indexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

6

NestEgg Target Date Funds

NestEgg 2040 Fund - Performance

This chart assumes an initial investment of $10,000 in the Institutional Class made on January 4, 1999. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2008		Annualized
			Since Inception
	1 Year	5 Year	(1/4/1999)
NestEgg 2040 Fund
Institutional Class	(34.50%)	0.31%	(0.65%)
Class A Shares(1)	(37.86%)	(1.17%)	(1.70%)
Class C Shares(2)	(36.11%)	(1.01%)	(1.69%)
Dow Jones Target 2040 Index	(38.88%)	2.51%	3.13%
Dow Jones U.S. Target 2040 Index	(35.48%)	0.83%	2.16%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. To obtain performance information current to the most recent month-end, please call 866-410-2006, or go to www.aifunds.com.

(1)	Reflects maximum sales charge of 4.75%.
(2)	Reflects contingent deferred sales charge (“CDSC”) of 1.00% assessed on shares redeemed within one year of purchase.

The Fund changed its standardized benchmark from the former Dow Jones U.S. Target 2040 Index to the Dow Jones Target 2040 Index on July 26, 2007. This was done to permit an asset allocation which includes non-U.S. securities. Like its U.S.-only counterpart, the Dow Jones Target 2040 Index represents a balanced portfolio whose allocations are automatically adjusted to reduce potential risk over time. Target Date refers to the date that the invested capital will be needed. The index allocates among U.S. stock, bond and cash sub-indexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index although they can invest in its underlying securities.

During the period shown, certain fees and expenses of the Fund may have been reduced and/ or reimbursed. If such fee reductions and/ or reimbursements had not occurred, the performance of the Fund would have been lower.

7

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund	October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (22.80%)
Basic Materials (1.05%)		$ 74,891
Communications (1.93%)
AT&T, Inc.	358	9,584
Cisco Systems, Inc. (a)	520	9,240
Google, Inc. (a)	19	6,828
NTT DoCoMo, Inc.	3	4,720
Qualcomm, Inc.	141	5,395
Verizon Communications, Inc.	174	5,163
Other Communications		97,064
		137,994
Consumer, Cyclical (2.59%)
Honda Motor Co. Ltd.	195	4,751
Toyota Motor Corp.	318	12,040
Wal-Mart Stores, Inc.	134	7,479
Other Consumer, Cyclical		161,024
		185,294
Consumer, Non-cyclical (2.57%)
Coca-Cola Co.	111	4,891
PepsiCo, Inc.	137	7,810
Philip Morris International, Inc.	260	11,302
Procter & Gamble Co.	248	16,006
Other Consumer, Non-cyclical		144,427
		184,436
Energy (2.04%)
Chevron Corp.	111	8,281
Exxon Mobil Corp.	318	23,570
Schlumberger Ltd.	101	5,217
Other Energy		108,722
		145,790
Financial (4.29%)
Bank of America Corp.	272	6,574
Health Care REIT, Inc.	106	4,718
JPMorgan Chase & Co.	202	8,333
Mitsubishi UFJ Financial Group	1,684	10,222
Mizuho Financial Group, Inc.	2	4,710
Wells Fargo & Co.	185	6,299
Other Financial		266,287
		307,143

See Notes to Financial Statements

8

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Healthcare (2.00%)
Abbott Laboratories	85	$ 4,688
Johnson & Johnson	154	9,446
Pfizer, Inc.	361	6,393
Other Healthcare		122,611
		143,138
Holding Companies (0.03%)		2,415
Industrial (2.83%)
East Japan Railway Co.	1	7,034
General Electric Co.	591	11,530
Other Industrial		183,932
		202,496
Technology (2.11%)
Apple, Inc. (a)	75	8,069
Hewlett-Packard Co.	222	8,498
IBM Corp.	81	7,531
Intel Corp.	494	7,904
Microsoft Corp.	661	14,760
Oracle Corp. (a)	336	6,145
Other Technology		98,425
		151,332
Utilities (1.36%)		97,494
Total Common Stocks (Cost $ 2,504,407)		1,632,423

Investment Companies (1.90%)
BB Biotech AG	1	63
BLDRS Emerging Markets 50 ADR Index Fund - ETF	1,000	27,340
iShares MSCI Emerging Markets Index Fund - ETF	3,225	82,205
Vanguard Emerging Markets - ETF	1,050	26,471
Total Investment Companies (Cost $ 240,299)		136,079

See Notes to Financial Statements

9

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund	October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Preferred Stocks (0.01%)
Communications	$ 9
Consumer, Cyclical		167
Consumer, Non-cyclical		97
Financial		37
Healthcare		64
Utilities		63
Total Preferred Stocks (Cost $ 905)		437

Rights and Options (0.00%)^
Industrial		3
Utilities		73
Total Rights and Options (Cost $ 103)		76

U.S. Treasury Obligations (56.94%)
U.S. Treasury Bonds (10.61%)
6.25%, 8/15/23	443,000	507,166
5.00%, 5/15/37	229,000	252,222
		759,388
U.S. Treasury Notes (46.33%)
6.50%, 2/15/10	623,000	662,035
2.13%, 4/30/10	115,000	116,276
5.00%, 8/15/11	574,000	627,588
4.38%, 8/15/12	328,000	355,649
4.25%, 8/15/13	459,000	491,381
4.75%, 5/15/14	574,000	629,831
4.50%, 11/15/15	205,000	216,868
4.75%, 8/15/17	205,000	216,980
		3,316,608
Total U.S. Treasury Obligations (Cost $ 4,103,727)		4,075,996

See Notes to Financial Statements

10

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Money Markets (21.79%)
American Beacon Money Market Fund (b)	527,804	$ 527,804
Dreyfus Cash Management	12,118	12,118
Dreyfus Cash Management Plus	182,489	182,489
Federated Government Obligation Fund	837,765	837,765
Total Money Markets (Cost $ 1,560,176)		1,560,176

Total Investments
(Cost $ 8,409,617) (c) 103.44%		7,405,187

Liabilities in excess of other assets (3.44%)		(246,424)

NET ASSETS 100.00%		$ 7,158,763

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $527,804 represents 7.37% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund
^ Rounds to less than 0.01% .

See Notes to Financial Statements

11

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (35.86%)
Basic Materials (1.70%)
Rohm & Haas Co.	122	$ 8,583
Other Basic Materials		162,088
		170,671
Communications (3.09%)
AT&T, Inc.	717	19,194
Cisco Systems, Inc. (a)	1,057	18,783
Google, Inc. (a)	41	14,734
Qualcomm, Inc.	286	10,942
Verizon Communications, Inc.	317	9,405
Other Communications		236,783
		309,841
Consumer, Cyclical (3.77%)
McDonald's Corp.	165	9,558
Toyota Motor Corp.	507	19,196
Wal-Mart Stores, Inc.	305	17,022
Other Consumer, Cyclical		331,992
		377,768
Consumer, Non-cyclical (4.13%)
Coca-Cola Co.	233	10,266
PepsiCo, Inc.	280	15,963
Philip Morris International, Inc.	445	19,344
Procter & Gamble Co.	542	34,981
Other Consumer, Non-cyclical		334,278
		414,832
Energy (3.15%)
BP PLC	1,069	8,727
Chevron Corp.	251	18,725
Exxon Mobil Corp.	638	47,289
Schlumberger Ltd.	207	10,692
Other Energy		230,435
		315,868
Financial (7.02%)
Bank of America Corp.	541	13,076
Health Care REIT, Inc.	204	9,080
JPMorgan Chase & Co.	414	17,078

See Notes to Financial Statements

12

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Financial - continued
Mitsubishi UFJ Financial Group	2,458	$ 14,920
Sumitomo Mitsui Financial Group, Inc.	4	15,510
Wells Fargo & Co.	363	12,360
Other Financial		621,811
		703,835
Healthcare (3.18%)
Abbott Laboratories	177	9,762
Johnson & Johnson	346	21,224
Pfizer, Inc.	749	13,265
Other Healthcare		274,499
		318,750
Holding Companies (0.09%)		9,054
Industrial (4.42%)
General Electric Co.	1,179	23,002
Other Industrial		420,492
		443,494
Technology (3.10%)
Apple, Inc. (a)	151	16,246
Hewlett-Packard Co.	450	17,226
IBM Corp.	149	13,853
Intel Corp.	1,011	16,176
Microsoft Corp.	1,450	32,379
Oracle Corp. (a)	682	12,474
Other Technology		202,996
		311,350
Utilities (2.21%)		221,550
Total Common Stocks (Cost $ 5,536,072)		3,597,013

Investment Companies (3.26%)
BLDRS Emerging Markets 50 ADR Index Fund - ETF	2,483	67,885
iShares MSCI Emerging Markets Index Fund - ETF	7,806	198,975
Vanguard Emerging Markets - ETF	2,396	60,403
Total Investment Companies (Cost $ 564,647)		327,263

See Notes to Financial Statements

13

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2015 Fund	October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Preferred Stocks (0.02%)
Communications	$ 34
Consumer, Cyclical		542
Consumer, Non-cyclical		319
Financial		131
Healthcare		321
Utilities		251
Total Preferred Stocks (Cost $ 3,258)		1,598

Rights and Options (0.00%)^
Industrial		12
Utilities		293
Total Rights and Options (Cost $ 412)		305

U.S. Treasury Obligations (50.40%)
U.S. Treasury Bonds (9.40%)
6.25%, 8/15/23	549,000	628,519
5.00%, 5/15/37	285,000	313,901
		942,420
U.S. Treasury Notes (41.00%)
6.50%, 2/15/10	773,000	821,433
2.13%, 4/30/10	142,000	143,575
5.00%, 8/15/11	712,000	778,473
4.38%, 8/15/12	407,000	441,309
4.25%, 8/15/13	569,000	609,141
4.75%, 5/15/14	712,000	781,253
4.50%, 11/15/15	254,000	268,704
4.75%, 8/15/17	254,000	268,843
		4,112,731
Total U.S. Treasury Obligations (Cost $ 5,089,554)		5,055,151

See Notes to Financial Statements

14

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Money Markets (10.85%)
American Beacon Money Market Fund (b)	396,013	$ 396,013
Dreyfus Cash Management	61,169	61,169
Dreyfus Cash Management Plus	61,397	61,397
Federated Government Obligation Fund	569,182	569,182
Total Money Markets (Cost $ 1,087,761)		1,087,761

Total Investments
(Cost $ 12,281,704) (c) 100.39%		10,069,091

Liabilities in excess of other assets (0.39%)		(39,227)

NET ASSETS 100.00%		$ 10,029,864

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $396,013 represents 3.95% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund
^ Rounds to less than 0.01% .

See Notes to Financial Statements

15

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (42.93%)
Basic Materials (2.10%)
Monsanto Co.	307	$ 27,317
Other Basic Materials		553,511
		580,828
Communications (3.60%)
AT&T, Inc.	2,283	61,116
Cisco Systems, Inc. (a)	3,453	61,360
Google, Inc. (a)	130	46,717
Qualcomm, Inc.	914	34,970
Verizon Communications, Inc.	1,089	32,311
Other Communications		757,403
		993,877
Consumer, Cyclical (4.64%)
Toyota Motor Corp.	1,463	55,392
Wal-Mart Stores, Inc.	914	51,010
Other Consumer, Cyclical		1,174,984
		1,281,386
Consumer, Non-cyclical (4.72%)
Coca-Cola Co.	800	35,248
Nestle SA	710	27,538
PepsiCo, Inc.	942	53,703
Procter & Gamble Co.	1,759	113,526
Other Consumer, Non-cyclical		1,075,043
		1,305,058
Energy (3.83%)
BP PLC	4,402	35,937
Chevron Corp.	798	59,531
ConocoPhillips Co.	539	28,039
Exxon Mobil Corp.	2,147	159,136
Schlumberger Ltd.	694	35,845
Other Energy		740,636
		1,059,124

See Notes to Financial Statements

16

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Financial (8.34%)
Bank of America Corp.	1,856	$ 44,860
Health Care REIT, Inc.	716	31,869
HSBC Holdings PLC	2,770	33,981
JPMorgan Chase & Co.	1,277	52,676
Mitsubishi UFJ Financial Group	5,027	30,515
Wells Fargo & Co.	1,121	38,170
Other Financial		2,072,458
		2,304,529
Healthcare (3.78%)
Abbott Laboratories	561	30,939
Johnson & Johnson	1,141	69,989
Pfizer, Inc.	2,487	44,045
Other Healthcare		900,158
		1,045,131
Holding Companies (0.09%)		25,835
Industrial (5.30%)
General Electric Co.	3,857	75,250
Other Industrial		1,388,417
		1,463,667
Technology (3.84%)
Apple, Inc. (a)	505	54,333
Hewlett-Packard Co.	1,504	57,573
IBM Corp.	551	51,226
Intel Corp.	3,177	50,832
Microsoft Corp.	4,732	105,666
Oracle Corp. (a)	2,228	40,750
Other Technology		699,215
		1,059,595
Utilities (2.69%)		743,268
Total Common Stocks (Cost $ 18,231,118)		11,862,298

See Notes to Financial Statements

17

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Investment Companies (4.01%)
BLDRS Emerging Markets 50 ADR Index Fund - ETF	8,256	$ 225,719
iShares MSCI Emerging Markets Index Fund - ETF	26,688	680,277
Vanguard Emerging Markets - ETF	8,020	202,184
Total Investment Companies (Cost $ 1,911,545)		1,108,180

Preferred Stocks (0.02%)
Communications		106
Consumer, Cyclical		3,475
Consumer, Non-cyclical		1,047
Financial		421
Healthcare		1,025
Utilities		816
Total Preferred Stocks (Cost $ 13,989)		6,890

Rights and Options (0.00%)^
Industrial		38
Utilities		933
Total Rights and Options (Cost $ 1,312)		971

U.S. Treasury Obligations (39.92%)
U.S. Treasury Bonds (7.44%)
6.25%, 8/15/23	1,198,000	1,371,523
5.00%, 5/15/37	621,000	683,973
		2,055,496
U.S. Treasury Notes (32.48%)
6.50%, 2/15/10	1,686,000	1,791,638
2.13%, 4/30/10	311,000	314,450
5.00%, 8/15/11	1,553,000	1,697,987
4.38%, 8/15/12	887,000	961,771
4.25%, 8/15/13	1,243,000	1,330,690

See Notes to Financial Statements

18

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

U.S. Treasury Notes - continued
4.75%, 5/15/14	1,553,000	$ 1,704,054
4.50%, 11/15/15	555,000	587,130
4.75%, 8/15/17	555,000	587,433
		8,975,153
Total U.S. Treasury Obligations (Cost $ 11,105,713)		11,030,649

Money Markets (12.66%)
American Beacon Money Market Fund (b)	1,540,298	1,540,298
Dreyfus Cash Management	309,529	309,529
Dreyfus Cash Management Plus	459,577	459,577
Federated Government Obligation Fund	1,187,805	1,187,805
Total Money Markets (Cost $ 3,497,209)		3,497,209

Total Investments
(Cost $ 34,760,886) (c) 99.54%		27,506,197

Other assets in excess of liabilities 0.46%		127,987

NET ASSETS 100.00%		$ 27,634,184

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $1,540,298 represents 5.57% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund
^ Rounds to less than 0.01% .

See Notes to Financial Statements

19

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund	October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (58.31%)
Basic Materials (2.77%)		$ 513,905
Communications (4.88%)
AT&T, Inc.	2,195	58,760
Cisco Systems, Inc. (a)	3,099	55,069
Google, Inc. (a)	123	44,201
Qualcomm, Inc.	846	32,368
Verizon Communications, Inc.	1,055	31,302
Other Communications		683,528
		905,228
Consumer, Cyclical (6.23%)
Toyota Motor Corp.	1,196	45,283
Wal-Mart Stores, Inc.	899	50,173
Other Consumer, Cyclical		1,059,821
		1,155,277
Consumer, Non-cyclical (6.55%)
Coca-Cola Co.	774	34,102
PepsiCo, Inc.	840	47,888
Philip Morris International, Inc.	695	30,212
Procter & Gamble Co.	1,600	103,264
Other Consumer, Non-cyclical		998,640
		1,214,106
Energy (5.24%)
BP PLC	3,597	29,365
Chevron Corp.	754	56,248
ConocoPhillips Co.	527	27,415
Exxon Mobil Corp.	1,955	144,905
Schlumberger Ltd.	619	31,971
Other Energy		682,482
		972,386
Financial (11.24%)
Bank of America Corp.	1,886	45,585
Citigroup, Inc.	1,973	26,931
Health Care REIT, Inc.	651	28,976
HSBC Holdings PLC	2,264	27,774
JPMorgan Chase & Co.	1,232	50,820
Mitsubishi UFJ Financial Group	4,763	28,912
Wells Fargo & Co.	1,165	39,668
Other Financial		1,835,526
		2,084,192

See Notes to Financial Statements

20

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Healthcare (5.21%)
Abbott Laboratories	564	$ 31,105
Johnson & Johnson	1,029	63,119
Pfizer, Inc.	2,485	44,009
Other Healthcare		827,394
		965,627
Holding Companies (0.13%)		23,257
Industrial (7.25%)
General Electric Co.	3,628	70,782
Other Industrial		1,272,924
		1,343,706
Technology (5.26%)
Apple, Inc. (a)	455	48,953
Hewlett-Packard Co.	1,340	51,295
IBM Corp.	497	46,206
Intel Corp.	3,026	48,416
Microsoft Corp.	4,335	96,801
Oracle Corp. (a)	2,065	37,769
Other Technology		645,979
		975,419
Utilities (3.55%)		658,270
Total Common Stocks (Cost $ 16,496,379)		10,811,373

Investment Companies (5.56%)
BLDRS Emerging Markets 50 ADR Index Fund - ETF	7,408	202,535
iShares MSCI Emerging Markets Index Fund - ETF	25,386	647,089
Vanguard Emerging Markets - ETF	7,226	182,167
Total Investment Companies (Cost $ 1,782,701)		1,031,791

See Notes to Financial Statements

21

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund	October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Preferred Stocks (0.03%)
Communications	$ 93
Consumer, Cyclical		2,332
Consumer, Non-cyclical		911
Financial		369
Healthcare		897
Utilities		690

Total Preferred Stocks (Cost $ 10,770)		5,292

Rights and Options (0.01%)
Industrial		33
Utilities		805

Total Rights and Options (Cost $ 1,135)		838

U.S. Treasury Obligations (18.81%)
U.S. Treasury Bonds (3.51%)
6.25%, 8/15/23	379,000	433,896
5.00%, 5/15/37	197,000	216,977
		650,873
U.S. Treasury Notes (15.30%)
6.50%, 2/15/10	533,000	566,396
2.13%, 4/30/10	98,000	99,087
5.00%, 8/15/11	491,000	536,839
4.38%, 8/15/12	281,000	304,687
4.25%, 8/15/13	393,000	420,725
4.75%, 5/15/14	491,000	538,758
4.50%, 11/15/15	175,000	185,131
4.75%, 8/15/17	175,000	185,227
		2,836,850

Total U.S. Treasury Obligations (Cost $ 3,511,467)		$ 3,487,723

See Notes to Financial Statements

22

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Money Markets (17.52%)
American Beacon Money Market Fund (b)	2,135,962	$ 2,135,962
Dreyfus Cash Management	114,343	114,343
Dreyfus Cash Management Plus	173,594	173,594
Federated Government Obligation Fund	824,218	824,218

Total Money Markets (Cost $ 3,248,117)		3,248,117

Total Investments
(Cost $ 25,050,569) (c) 100.24%		18,585,134

Liabilities in excess of other assets (0.24%)		(43,699)

NET ASSETS 100.00%		$ 18,541,435

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $2,135,962 represents 11.52% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund

See Notes to Financial Statements

23

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (64.72%)
Basic Materials (3.17%)
Monsanto Co.	338	$ 30,075
Other Basic Materials		585,267
		615,342
Communications (5.44%)
AT&T, Inc.	2,559	68,504
Cisco Systems, Inc. (a)	3,587	63,741
Google, Inc. (a)	140	50,310
Qualcomm, Inc.	1,005	38,451
Verizon Communications, Inc.	1,230	36,494
Other Communications		798,872
		1,056,372
Consumer, Cyclical (6.93%)
Toyota Motor Corp.	1,434	54,294
Wal-Mart Stores, Inc.	1,050	58,601
Other Consumer, Cyclical		1,232,720
		1,345,615
Consumer, Non-cyclical (7.24%)
Coca-Cola Co.	903	39,786
PepsiCo, Inc.	956	54,502
Philip Morris International, Inc.	935	40,644
Procter & Gamble Co.	1,829	118,044
UST, Inc.	438	29,604
Other Consumer, Non-cyclical		1,122,483
		1,405,063
Energy (5.79%)
BP PLC	4,311	35,194
Chevron Corp.	880	65,648
Exxon Mobil Corp.	2,282	169,142
Schlumberger Ltd.	724	37,395
Other Energy		816,456
		1,123,835
Financial (12.52%)
Bank of America Corp.	2,065	49,911
Citigroup, Inc.	2,209	30,153
Health Care REIT, Inc.	682	30,356
HSBC Holdings PLC	2,712	33,270
JPMorgan Chase & Co.	1,435	59,194

See Notes to Financial Statements

24

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)
Financial - continued
Wells Fargo & Co.	1,268	$ 43,175
Other Financial		2,184,125
		2,430,184
Healthcare (5.82%)
Abbott Laboratories	654	36,068
Johnson & Johnson	1,201	73,669
Pfizer, Inc.	2,897	51,306
Other Healthcare		968,993
		1,130,036
Holding Companies (0.14%)		27,227
Industrial (7.91%)
General Electric Co.	4,234	82,605
Other Industrial		1,452,774
		1,535,379
Technology (5.81%)
Apple, Inc. (a)	520	55,947
Hewlett-Packard Co.	1,518	58,109
IBM Corp.	580	53,923
Intel Corp.	3,426	54,816
Microsoft Corp.	4,968	110,935
Oracle Corp. (a)	2,205	40,329
Other Technology		752,686
		1,126,745
Utilities (3.95%)		766,777
Total Common Stocks (Cost $ 19,323,979)		12,562,575

Investment Companies (6.33%)
BLDRS Emerging Markets 50 ADR Index Fund - ETF	8,970	245,240
iShares MSCI Emerging Markets Index Fund - ETF	29,916	762,559
Vanguard Emerging Markets - ETF	8,742	220,386
Total Investment Companies (Cost $ 2,121,052)		1,228,185

See Notes to Financial Statements

25

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund	October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Preferred Stocks (0.04%)
Communications	$ 112
Consumer, Cyclical		3,579
Consumer, Non-cyclical		1,076
Financial		443
Healthcare		1,025
Utilities		879
Total Preferred Stocks (Cost $ 14,488)		7,114

Rights and Options (0.00%)^
Industrial		39
Utilities		970
Total Rights and Options (Cost $ 1,363)		1,009

U.S. Treasury Obligations (6.22%)
U.S. Treasury Bonds (1.16%)
6.25%, 8/15/23	131,000	149,975
5.00%, 5/15/37	68,000	74,896
		224,871
U.S. Treasury Notes (5.06%)
6.50%, 2/15/10	185,000	196,591
2.13%, 4/30/10	34,000	34,377
5.00%, 8/15/11	170,000	185,871
4.38%, 8/15/12	97,000	105,177
4.25%, 8/15/13	136,000	145,594
4.75%, 5/15/14	170,000	186,535
4.50%, 11/15/15	61,000	64,531
4.75%, 8/15/17	61,000	64,565
		983,241
Total U.S. Treasury Obligations (Cost $ 1,216,332)		1,208,112

See Notes to Financial Statements

26

NestEgg Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Money Markets (22.07%)
American Beacon Money Market Fund (b)	3,196,305	$ 3,196,305
Dreyfus Cash Management	107,777	107,777
Dreyfus Cash Management Plus	289,458	289,458
Federated Government Obligation Fund	689,414	689,414
Total Money Markets (Cost $ 4,282,954)		4,282,954

Total Investments
(Cost $ 26,960,168) (c) 99.38%		19,289,949

Other assets in excess of liabilities 0.62%		119,877

NET ASSETS 100.00%		$ 19,409,826

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $3,196,305 represents 16.47% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund
^ Rounds to less than 0.01% .

See Notes to Financial Statements

27

NestEgg Target Date Funds
Statements of Assets and Liabilities
October 31, 2008
	NestEgg 2010 Fund	NestEgg 2015 Fund	NestEgg 2020 Fund	NestEgg 2030 Fund	NestEgg 2040 Fund

Assets
Investments, at cost	$ 8,409,617	$ 12,281,704	$ 34,760,886	$ 25,050,569	$ 26,960,168
Investments, at value	$ 7,405,187	$ 10,069,091	$ 27,506,197	$ 18,585,134	$ 19,289,949
Foreign currency, at value (cost at $1,070,137; $1,605,518; $3,485,633; $1,011,422; and $433,253)	1,068,479	1,601,456	3,473,662	1,003,911	423,395
Interest and dividends receivable	57,271	73,024	167,656	68,852	45,318
Receivable for capital shares issued	11,843	23,101	301,457	67,202	53,831
Reclaims receivable	1,233	2,301	4,795	1,548	1,894
Receivable from Investment Adviser	26,883	15,585	10,121	10,892	9,722
Prepaid expenses	31,980	31,154	34,866	48,655	46,572
Total assets	$ 8,602,876	$ 11,815,712	$ 31,498,754	$ 19,786,194	$ 19,870,681
Liabilities
Dividends payable	$ 3	$ -	$ -	$ -	$ -
Payable for investments purchased	1,407,526	1,745,498	3,808,478	1,203,714	417,322
Payable for for capital shares redeemed	264	600	1,235	7,414	18,290
Other payables	15,173	18,823	41,057	12,980	4,501
Accrued expenses and other payables:
Administration	1,147	1,927	4,912	3,247	3,410
Distribution and Service	81	9	45	85	125
Other	19,919	18,991	8,843	17,319	17,207
Total liabilities	1,444,113	1,785,848	3,864,570	1,244,759	460,855
Net Assets	$ 7,158,763	$ 10,029,864	$ 27,634,184	$ 18,541,435	$ 19,409,826
Composition of Net Assets
Capital	$ 8,266,713	$ 12,017,398	$ 34,497,124	$ 24,753,152	$ 26,693,296
Accumulated net investment income	55,644	396,542	881,681	394,644	318,153
Accumulated net realized gain (loss) from investment transactions	(157,349)	(167,170)	(477,647)	(133,656)	78,171
Net unrealized depreciation	(1,006,245)	(2,216,906)	(7,266,974)	(6,472,705)	(7,679,794)
Net Assets	$ 7,158,763	$ 10,029,864	$ 27,634,184	$ 18,541,435	$ 19,409,826
Net Assets By Share Class:
Institutional Class Shares	$ 6,804,241	$ 9,998,444	$ 27,445,473	$ 18,004,861	$ 18,906,757
Class A Shares	343,569	16,069	154,776	330,093	481,865
Class C Shares	10,953	15,351	33,935	206,481	21,204
Net Assets	$ 7,158,763	$ 10,029,864	$ 27,634,184	$ 18,541,435	$ 19,409,826
Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	795,299	1,227,801	3,312,109	2,474,059	2,639,264
Class A Shares	40,413	1,987	18,832	45,893	68,457
Class C Shares	1,285	1,920	4,156	28,984	3,024
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$ 8.56	$ 8.14	$ 8.29	$ 7.28	$ 7.16
Class A Shares	$ 8.50	$ 8.09	$ 8.22	$ 7.19	$ 7.04
Class C Shares	$ 8.52	$ 7.99	$ 8.16	$ 7.12	$ 7.01
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%	4.75%	4.75%
Maximum Offering Price (Net Asset Value/100% minus maximum sale charge of net asset value, adjusted to the nearest cent):
Class A Shares	$ 8.92	$ 8.49	$ 8.63	$ 7.55	$ 7.39
See Notes to Financial Statements.

28

NestEgg Target Date Funds
Statements of Operations
For the year ended October 31, 2008
	NestEgg	NestEgg	NestEgg	NestEgg	NestEgg
	2010 Fund	2015 Fund	2020 Fund	2030 Fund	2040 Fund
Investment Income:
Dividend	$ 41,859	$ 110,445	$ 363,313	$ 320,851	$ 387,777
Interest	236,968	323,432	716,470	274,252	186,961
Foreign tax withholding	(313)	(4,110)	(15,635)	(14,487)	(16,927)
Total Investment Income	278,514	429,767	1,064,148	580,616	557,811
Expenses:
Investment advisory	45,130	74,138	199,843	133,420	139,677
Administration	9,420	15,484	41,730	27,859	29,164
Distribution - Class A Shares	899	144	679	1,163	1,668
Distribution - Class C Shares	57	82	141	864	101
Service - Class A Shares	899	144	679	1,163	1,668
Service - Class C Shares	80	115	136	787	54
Accounting	46,533	46,705	47,276	47,412	47,712
Custodian	26,065	25,808	26,186	22,906	22,510
Compliance services	1,719	2,539	4,872	3,342	3,463
Transfer Agent	23,340	27,354	20,478	27,725	27,520
Trustee	1,413	2,542	8,114	3,505	3,688
State registration expenses	24,939	24,946	26,647	25,884	26,421
Audit expenses	16,169	11,592	15,442	16,310	15,993
Legal expenses	1,569	2,538	7,957	3,907	4,202
Other	3,892	5,649	10,857	7,539	8,015
Total expenses before fee reductions	202,124	239,780	411,037	323,786	331,856
Expenses reduced by: Adviser	(166,345)	(183,717)	(225,101)	(164,156)	(153,687)
Net Expenses	35,779	56,063	185,936	159,630	178,169
Net Investment Income	242,735	373,704	878,212	420,986	379,642
Realized and unrealized gains (losses) from investments
and foreign currency transactions:
Net realized gain (loss) from investment transactions	(155,317)	(156,875)	(447,609)	(121,634)	92,797
Net realized gain from foreign currency transactions	50,625	102,166	161,582	53,616	14,128
Net change in unrealized appreciation/depreciation from investments	(1,233,117)	(2,972,469)	(9,514,842)	(8,378,932)	(9,990,926)
Net change in unrealized appreciation/depreciation from foreign currency translation	(2,571)	(6,471)	(12,339)	(10,661)	(10,445)
Net realized and unrealized gains (losses)	(1,340,380)	(3,033,649)	(9,813,208)	(8,457,611)	(9,894,446)
Net Decrease in Net Assets Resulting from Operations	$ (1,097,645)	$ (2,659,945)	$ (8,934,996)	$ (8,036,625)	$ (9,514,804)
See Notes to Financial Statements.

29

NestEgg Target Date Funds
Statements of Changes in Net Assets
	NestEgg 2010 Fund		NestEgg 2015 Fund		NestEgg 2020 Fund
	For the Years Ended October 31,		For the Years Ended October 31,		For the Years Ended October 31,
	2008	2007	2008	2007	2008	2007
Investment Operations:
Net investment income	$ 242,735	$ 234,597	$ 373,704	$ 439,770	$ 878,212	$ 827,384
Net realized gain (loss)	(104,692)	124,000	(54,709)	450,496	(286,027)	1,284,533
Net change in unrealized appreciation/depreciation	(1,235,688)	110,637	(2,978,940)	400,799	(9,527,181)	1,411,812
Net increase (decrease) in net assets resulting from operations	(1,097,645)	469,234	(2,659,945)	1,291,065	(8,934,996)	3,523,729
Distributions:
From net investment income:
Institutional Class Shares	(231,013)	(203,144)	(400,550)	(419,432)	(761,433)	(691,073)
Class A Shares	(9,925)	(9,301)	(3,005)	(2,882)	(6,183)	(4,685)
Class C Shares	(287)	(403)	(537)	(631)	(100)	(104)
From net realized gains:
Institutional Class Shares	(134,951)	(197,627)	(489,719)	(913,618)	(1,366,544)	(1,130,591)
Class A Shares	(7,952)	(10,485)	(4,356)	(7,768)	(14,222)	(9,950)
Class C Shares	(452)	(636)	(1,012)	(1,533)	(304)	(252)
Decrease in net assets from distributions	(384,580)	(421,596)	(899,179)	(1,345,864)	(2,148,786)	(1,836,655)
Net increase (decrease) in net assets from capital
transactions	1,991,544	359,066	(516,717)	(931,409)	3,417,687	2,190,167
Total increase (decrease) in net assets	509,319	406,704	(4,075,841)	(986,208)	(7,666,095)	3,877,241
Net Assets:
Beginning of year	6,649,444	6,242,740	14,105,705	15,091,913	35,300,279	31,423,038
End of year	7,158,763	6,649,444	10,029,864	14,105,705	27,634,184	35,300,279
Undistributed net investment income	$ 55,644	$ 2,970	$ 396,542	$ 323,695	$ 881,681	$ 608,077
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$ 3,705,541	$ 2,411,482	$ 3,768,195	$ 3,581,953	$ 6,740,492	$ 10,825,279
Dividends reinvested	365,945	400,703	890,426	-	2,128,008	-
Cost of shares redeemed	(2,129,795)	(2,497,211)	(5,060,659)	(4,550,863)	(5,376,937)	(8,701,035)
Institutional Class Shares capital transactions	1,941,691	314,974	(402,038)	(968,910)	3,491,563	2,124,244
Class A Shares
Proceeds from shares issued	53,809	27,331	1,142	123,382	34,995	157,814
Dividends reinvested	17,881	19,786	7,361	-	19,463	-
Cost of shares redeemed	(15,291)	(4,064)	(117,419)	(105,984)	(163,834)	(92,246)
Class A Shares capital transactions	56,399	43,053	(108,916)	17,398	(109,376)	65,568
Class C Shares
Proceeds from shares issued	-	-	-	20,107	35,185	355
Dividends reinvested	739	1,039	1,549	-	404	-
Cost of shares redeemed	(7,285)	-	(7,312)	(4)	(89)	-
Class C Shares capital transactions	(6,546)	1,039	(5,763)	20,103	35,500	355
Net increase (decrease) in net assets from capital
transactions	$ 1,991,544	$ 359,066	$ (516,717)	$ (931,409)	$ 3,417,687	$ 2,190,167
Share Transactions:
Institutional Class Shares
Issued	377,590	235,881	381,972	342,679	662,788	977,409
Reinvested	37,160	39,450	88,776	-	199,813	-
Redeemed	(220,150)	(243,684)	(509,659)	(430,486)	(525,376)	(771,982)
Change in Institutional Class Shares	194,600	31,647	(38,911)	(87,807)	337,225	205,427
Class A Shares
Issued	5,527	2,692	119	11,747	3,400	14,275
Reinvested	1,809	1,959	736	-	1,834	-
Redeemed	(1,511)	(399)	(11,882)	(10,382)	(16,496)	(8,313)
Change in Class A Shares	5,825	4,252	(11,027)	1,365	(11,262)	5,962
Class C Shares
Issued	-	-	-	1,867	3,475	33
Reinvested	74	103	155	-	38	-
Redeemed	(727)	-	(733)	-	(8)	-
Change in Class C Shares	(653)	103	(578)	1,867	3,505	33
See Notes to Financial Statements.

30

NestEgg Target Date Funds
Statements of Changes in Net Assets, continued
	NestEgg 2030 Fund		NestEgg 2040 Fund
	For the Years Ended October 31,		For the Years Ended October 31,
	2008	2007	2008	2007
Investment Operations:
Net investment income	$ 420,986	$ 352,623	$ 379,642	$ 280,690
Net realized gain (loss)	(68,018)	1,241,541	106,925	1,467,901
Net change in unrealized appreciation/depreciation	(8,389,593)	1,294,711	(10,001,371)	1,601,505
Net increase (decrease) in net assets resulting from operations	(8,036,625)	2,888,875	(9,514,804)	3,350,096
Distributions:
From net investment income:
Institutional Class Shares	(317,278)	(261,618)	(248,926)	(191,123)
Class A Shares	(4,902)	(3,264)	(4,452)	(2,974)
Class C Shares	(60)	(39)	-	(11)
From net realized gains:
Institutional Class Shares	(1,266,364)	(2,270,496)	(1,467,243)	(2,546,624)
Class A Shares	(29,571)	(43,187)	(47,941)	(76,748)
Class C Shares	(583)	(774)	(1,128)	(814)
Decrease in net assets from distributions	(1,618,758)	(2,579,378)	(1,769,690)	(2,818,294)
Net increase (decrease) in net assets from capital
transactions	4,979,059	2,575,292	6,506,324	1,585,856
Total increase (decrease) in net assets	(4,676,324)	2,884,789	(4,778,170)	2,117,658
Net Assets:
Beginning of year	23,217,759	20,332,970	24,187,996	22,070,338
End of year	18,541,435	23,217,759	19,409,826	24,187,996
Undistributed net investment income	$ 394,644	$ 243,574	$ 318,153	$ 177,593
Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$ 7,388,843	$ 9,244,008	$ 10,561,150	$ 8,813,614
Dividends reinvested	1,584,434	-	1,716,355	2,737,747
Cost of shares redeemed	(4,253,409)	(6,800,659)	(5,790,331)	(10,105,891)
Institutional Class Shares capital transactions	4,719,868	2,443,349	6,487,174	1,445,470
Class A Shares
Proceeds from shares issued	70,669	176,064	143,008	129,406
Dividends reinvested	34,634	-	52,520	79,721
Cost of shares redeemed	(102,586)	(47,524)	(189,476)	(79,065)
Class A Shares capital transactions	2,717	128,540	6,052	130,062
Class C Shares
Proceeds from shares issued	320,003	3,413	19,290	9,500
Dividends reinvested	644	-	1,128	824
Cost of shares redeemed	(64,173)	(10)	(7,320)	-
Class C Shares capital transactions	256,474	3,403	13,098	10,324
Net increase (decrease) in net assets from capital
transactions	$ 4,979,059	$ 2,575,292	$ 6,506,324	$ 1,585,856
Share Transactions:
Institutional Class Shares
Issued	775,085	860,340	1,114,286	785,977
Reinvested	156,256	-	165,992	256,824
Redeemed	(443,395)	(614,526)	(618,642)	(890,426)
Change in Institutional Class Shares	487,946	245,814	661,636	152,375
Class A Shares
Issued	7,488	16,651	16,802	11,778
Reinvested	3,439	-	5,139	7,571
Redeemed	(11,389)	(4,352)	(20,757)	(7,135)
Change in Class A Shares	(462)	12,299	1,184	12,214
Class C Shares
Issued	34,674	324	2,082	880
Reinvested	64	-	110	78
Redeemed	(6,684)	-	(720)	-
Change in Class C Shares	28,054	324	1,472	958
See Notes to Financial Statements.

31

NestEgg Target Date Funds
Financial Highlights
Selected data for a share outstanding throughout the period indicated.
				Per Share data							Ratios/Supplemental Data
		Investment Operations			Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from investment operations					Total Return (excludes sales charge)*	Net Asset at end of period (000's)	Ratio of expenses to average net assets(d)**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)(d)**
					Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period						Portfolio turnover rate(b)*

NestEgg 2010 Fund
Institutional Class Shares
For the year ended
10/31/2008	10.44	0.38	(1.71)	(1.33)	(0.32)	(0.23)	(0.55)	8.56	(13.33%)	6,804	0.45%	3.90%	2.66%	88%
10/31/2007	10.39	0.34	0.39	0.73	(0.33)	(0.35)	(0.68)	10.44	7.34%	6,270	0.83%	3.34%	2.73%	66%
10/31/2006 (c)	10.33	0.34	0.50	0.84	(0.36)	(0.42)	(0.78)	10.39	8.55%	5,910	0.97%	3.33%	2.32%	191%
10/31/2005	10.51	0.27	0.08	0.35	(0.27)	(0.26)	(0.53)	10.33	3.37%	5,779	1.00%	2.57%	2.47%	33%
10/31/2004	10.16	0.25	0.35	0.60	(0.25)	-	(0.25)	10.51	5.95%	6,075	1.00%	2.38%	2.00%	35%
Class A Shares
For the year ended
10/31/2008	10.38	0.33	(1.71)	(1.38)	(0.27)	(0.23)	(0.50)	8.50	(13.84%)	344	0.95%	3.44%	3.10%	88%
10/31/2007	10.34	0.29	0.38	0.67	(0.28)	(0.35)	(0.63)	10.38	6.75%	359	1.32%	2.84%	3.24%	66%
10/31/2006 (e)	10.28	0.28	0.50	0.78	(0.30)	(0.42)	(0.72)	10.34	8.00%	314	1.48%	2.82%	2.81%	191%
10/31/2005	10.46	0.21	0.08	0.29	(0.21)	(0.26)	(0.47)	10.28	2.80%	261	1.55%	2.01%	2.97%	33%
10/31/2004	10.12	0.18	0.37	0.55	(0.21)	-	(0.21)	10.46	5.43%	128	1.55%	1.74%	2.51%	35%
Class C Shares
For the year ended
10/31/2008	10.38	0.28	(1.72)	(1.44)	(0.19)	(0.23)	(0.42)	8.52	(14.31%)	11	1.45%	2.94%	3.63%	88%
10/31/2007	10.32	0.24	0.38	0.62	(0.21)	(0.35)	(0.56)	10.38	6.24%	20	1.82%	2.35%	3.78%	66%
10/31/2006 (f)	10.18	0.18	0.18	0.36	(0.22)	-	(0.22)	10.32	3.62%	19	1.95%	2.52%	3.34%	191%
NestEgg 2015 Fund
Institutional Class Shares
For the year ended
10/31/2008	11.00	0.40	(2.52)	(2.12)	(0.33)	(0.41)	(0.74)	8.14	(20.56%)	9,998	0.45%	3.84%	1.93%	61%
10/31/2007	11.04	0.31	0.63	0.94	(0.31)	(0.67)	(0.98)	11.00	9.17%	13,937	0.83%	2.74%	1.70%	59%
10/31/2006 (c)	10.45	0.31	0.61	0.92	(0.08)	(0.25)	(0.33)	11.04	9.01%	14,957	0.97%	2.94%	1.64%	140%
10/31/2005	10.25	0.25	0.19	0.44	(0.24)	-	(0.24)	10.45	4.31%	17,159	1.00%	2.35%	1.86%	30%
10/31/2004	9.82	0.22	0.43	0.65	(0.22)	-	(0.22)	10.25	6.66%	18,765	0.94%	2.12%	1.71%	34%
Class A Shares
For the year ended
10/31/2008	10.93	1.02	(3.17)	(2.15)	(0.28)	(0.41)	(0.69)	8.09	(20.91%)	16	0.95%	3.12%	2.35%	61%
10/31/2007	10.96	0.26	0.63	0.89	(0.25)	(0.67)	(0.92)	10.93	8.71%	142	1.33%	2.11%	2.22%	59%
10/31/2006 (e)	10.41	0.28	0.59	0.87	(0.07)	(0.25)	(0.32)	10.96	8.51%	128	1.48%	2.44%	2.13%	140%
10/31/2005	10.22	0.19	0.18	0.37	(0.18)	-	(0.18)	10.41	3.64%	142	1.55%	1.79%	2.37%	30%
10/31/2004	9.79	0.15	0.45	0.60	(0.17)	-	(0.17)	10.22	6.16%	123	1.49%	1.56%	2.22%	34%
Class C Shares
For the year ended
10/31/2008	10.80	0.22	(2.41)	(2.19)	(0.21)	(0.41)	(0.62)	7.99	(21.40%)	15	1.45%	2.85%	2.89%	61%
10/31/2007	10.93	0.11	0.71	0.82	(0.28)	(0.67)	(0.95)	10.80	8.05%	27	1.83%	1.72%	2.71%	59%
10/31/2006 (f)	10.56	0.13	0.24	0.37	-	-	-	10.93	3.50%	7	1.95%	1.97%	2.50%	140%

32

NestEgg Target Date Funds
Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.
				Per Share data							Ratios/Supplemental Data
		Investment Operations			Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from investment operations					Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets(d)**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)(d)**
					Net Investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period						Portfolio turnover rate(b)*

NestEgg 2020 Fund
Institutional Class Shares
For the year ended
10/31/2008	11.75	0.32	(3.05)	(2.73)	(0.26)	(0.47)	(0.73)	8.29	(24.63%)	27,445	0.55%	3.11%	1.23%	52%
10/31/2007	11.25	0.25	0.91	1.16	(0.25)	(0.41)	(0.66)	11.75	10.77%	34,942	0.85%	2.19%	1.24%	66%
10/31/2006 (c)	10.27	0.26	0.79	1.05	(0.07)	-	(0.07)	11.25	10.28%	31,147	0.97%	2.44%	1.40%	161%
10/31/2005	9.88	0.20	0.38	0.58	(0.19)	-	(0.19)	10.27	5.91%	30,078	0.97%	1.93%	1.75%	35%
10/31/2004	9.32	0.16	0.56	0.72	(0.16)	-	(0.16)	9.88	7.75%	29,702	0.90%	1.68%	1.68%	44%
Class A Shares
For the year ended
10/31/2008	11.65	0.33	(3.09)	(2.76)	(0.20)	(0.47)	(0.67)	8.22	(24.98%)	155	1.05%	2.52%	1.71%	52%
10/31/2007	11.16	0.18	0.91	1.09	(0.19)	(0.41)	(0.60)	11.65	10.19%	351	1.35%	1.67%	1.74%	66%
10/31/2006 (e)	10.23	0.22	0.77	0.99	(0.06)	-	(0.06)	11.16	9.68%	269	1.48%	1.93%	1.89%	161%
10/31/2005	9.85	0.14	0.39	0.53	(0.15)	-	(0.15)	10.23	5.35%	259	1.53%	1.36%	2.26%	35%
10/31/2004	9.30	0.10	0.57	0.67	(0.12)	-	(0.12)	9.85	7.19%	184	1.44%	1.12%	2.17%	44%
Class C Shares
For the year ended
10/31/2008	11.59	0.23	(3.04)	(2.81)	(0.15)	(0.47)	(0.62)	8.16	(25.47%)	34	1.55%	2.28%	2.22%	52%
10/31/2007	11.13	0.13	0.91	1.04	(0.17)	(0.41)	(0.58)	11.59	9.68%	8	1.85%	1.18%	2.25%	66%
10/31/2006 (f)	10.78	0.10	0.25	0.35	-	-	-	11.13	3.25%	7	1.95%	1.43%	2.22%	161%
NestEgg 2030 Fund
Institutional Class Shares
For the year ended
10/31/2008	11.42	0.19	(3.54)	(3.35)	(0.16)	(0.63)	(0.79)	7.28	(31.33%)	18,005	0.70%	2.14%	1.44%	29%
10/31/2007	11.46	0.16	1.23	1.39	(0.15)	(1.28)	(1.43)	11.42	13.33%	22,684	0.90%	1.39%	1.44%	72%
10/31/2006 (c)	10.42	0.18	1.01	1.19	(0.07)	(0.08)	(0.15)	11.46	11.51%	19,940	0.97%	1.64%	1.57%	165%
10/31/2005	9.82	0.14	0.60	0.74	(0.14)	-	(0.14)	10.42	7.59%	17,778	1.00%	1.45%	1.90%	43%
10/31/2004	9.14	0.10	0.69	0.79	(0.11)	-	(0.11)	9.82	8.62%	16,547	1.00%	1.06%	1.79%	49%
Class A Shares
For the year ended
10/31/2008	11.30	0.16	(3.54)	(3.38)	(0.10)	(0.63)	(0.73)	7.19	(31.76%)	330	1.20%	1.64%	1.91%	29%
10/31/2007	11.35	0.09	1.24	1.33	(0.10)	(1.28)	(1.38)	11.30	12.83%	524	1.38%	0.88%	1.95%	72%
10/31/2006 (e)	10.36	0.12	1.00	1.12	(0.05)	(0.08)	(0.13)	11.35	10.95%	386	1.48%	1.10%	2.05%	165%
10/31/2005	9.78	0.09	0.59	0.68	(0.10)	-	(0.10)	10.36	6.96%	252	1.55%	0.86%	2.42%	43%
10/31/2004	9.11	0.06	0.67	0.73	(0.06)	-	(0.06)	9.78	8.00%	161	1.55%	0.46%	2.29%	49%
Class C Shares
For the year ended
10/31/2008	11.23	0.13	(3.54)	(3.41)	(0.07)	(0.63)	(0.70)	7.12	(32.16%)	206	1.70%	1.23%	2.41%	29%
10/31/2007	11.31	0.04	1.22	1.26	(0.06)	(1.28)	(1.34)	11.23	12.14%	10	1.87%	0.37%	2.45%	72%
10/31/2006 (f)	11.00	0.03	0.28	0.31	-	-	-	11.31	2.82%	7	1.95%	0.42%	2.40%	165%

33

NestEgg Target Date Funds
Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.
				Per Share data							Ratios/Supplemental Data
		Investment Operations			Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from investment operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets(d)**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)(d)**	Portfolio turnover rate(b)*

NestEgg 2040 Fund
Institutional Class Shares
For the year ended
10/31/2008	11.83	0.16	(3.98)	(3.82)	(0.12)	(0.73)	(0.85)	7.16	(34.50%)	18,907	0.75%	1.70%	1.41%	21%
10/31/2007	11.74	0.12	1.44	1.56	(0.10)	(1.37)	(1.47)	11.83	14.69%	23,388	0.90%	1.01%	1.40%	70%
10/31/2006 (c)	10.45	0.13	1.22	1.35	(0.06)	-	(0.06)	11.74	12.97%	21,426	0.97%	1.23%	1.54%	164%
10/31/2005	9.67	0.10	0.80	0.90	(0.12)	-	(0.12)	10.45	9.29%	18,156	1.00%	0.98%	1.90%	48%
10/31/2004	8.89	0.05	0.79	0.84	(0.06)	-	(0.06)	9.67	9.51%	15,977	1.00%	0.56%	1.78%	57%
Class A Shares
For the year ended
10/31/2008	11.63	0.12	(3.91)	(3.79)	(0.07)	(0.73)	(0.80)	7.04	(34.76%)	482	1.25%	1.21%	1.88%	21%
10/31/2007	11.57	0.06	1.42	1.48	(0.05)	(1.37)	(1.42)	11.63	14.11%	783	1.40%	0.49%	1.91%	70%
10/31/2006 (e)	10.34	0.08	1.20	1.28	(0.05)	-	(0.05)	11.57	12.38%	637	1.48%	0.65%	2.02%	164%
10/31/2005	9.60	0.05	0.78	0.83	(0.09)	-	(0.09)	10.34	8.63%	395	1.55%	0.40%	2.41%	48%
10/31/2004	8.86	0.01	0.78	0.79	(0.05)	-	(0.05)	9.60	8.88%	231	1.55%	0.06%	2.28%	57%
Class C Shares
For the year ended
10/31/2008	11.57	0.06	(3.89)	(3.83)	-	(0.73)	(0.73)	7.01	(35.11%)	21	1.75%	0.71%	2.11%	21%
10/31/2007	11.54	- ^	1.42	1.42	(0.02)	(1.37)	(1.39)	11.57	13.49%	18	1.89%	(0.09%)	2.42%	70%
10/31/2006 (f)	11.23	- ^	0.31	0.31	-	-	-	11.54	2.76%	7	1.95%	(0.01%)	2.35%	164%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Prior to March 2, 2006, Institutional Class Shares were named Service Shares.
(d)	Does not include expenses of the investment companies in which the Funds invested.
(e)	Prior to March 2, 2006, Class A Shares were named Premium Shares.
(f)	Class C Shares commenced operations on March 15, 2006.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Net investment income per share calculated using average shares method.
^	Less than $0.005 per share.

34

NestEgg Target Date Funds

Notes to Financial Statements
October 31, 2008

1. Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust, now named the INTRUST Funds Trust.

The Trust currently offers twelve (12) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other funds can be found in a separate report.

The Funds were known as the NestEgg Dow Jones Target Date Funds, with each of the Funds seeking to track the performance of one of the Dow Jones Target Date indices, a unique group of target date indices, less operating expenses. On September 26, 2008, the shareholders approved a change to the fundamental investment objectives of each of these Funds so as to not have the Funds’ operations be controlled by the Dow Jones Target Date methodology. Although the performances of these Funds will not strictly target those of the Dow Jones Target Date indices, the general intent remains that the risk profiles of each of these Funds become more conservative over time and are more conservative with respect to each other the less distant the stated target date is into the future.

The names of the individual Funds were changed accordingly with an effective date of October 31, 2008. The history of this nomenclature is as follows:

Former Fund Names	Current Fund Name
NestEgg Dow Jones 2010 Fund	NestEgg 2010 Fund
NestEgg Dow Jones 2015 Fund	NestEgg 2015 Fund
NestEgg Dow Jones 2020 Fund	NestEgg 2020 Fund
NestEgg Dow Jones 2030 Fund	NestEgg 2030 Fund
NestEgg Dow Jones 2040 Fund	NestEgg 2040 Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

Prior to the March 2, 2006 reorganization, each Fund had been established as a “fund of funds”, which means that each Fund invested in other mutual funds, primarily passively-managed index funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollars, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as

35

NestEgg Target Date Funds

2. Significant Accounting Policies (Continued):

Investment Valuation - continued

natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day after following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

The NestEgg 2010 Fund declares and pays dividends from net investment income monthly. Each of the other NestEgg Target Date Funds declares and pays dividends from net investment income annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 was applied to all open tax years as of October 31, 2007. The adoption of FIN No. 48 did not have an effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the year ended October 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. Management’s determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Funds’ financial statements for the upcoming fiscal year beginning November 1, 2008. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, of the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115". SFAS No. 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS No. 159 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Funds’ financial statements for the upcoming fiscal year beginning November 1, 2008. The Funds do not believe that the adoption of SFAS No. 159 will have a material impact on their financial statements.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133". SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why and the entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity’s financial position and results of operations. SFAS No. 161 becomes effective for financial statements issued for fiscal years beginning after November 15, 2008 and for interim periods within those fiscal years. Therefore, the Funds are required to adopt SFAS No. 161 for financial statements for the fiscal year beginning November 1, 2009. The Funds are currently assessing the impact that the adoption of SFAS No. 161 will have on their financial statements.

36

NestEgg Target Date Funds

3. Related Party Transactions:

AIFS serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.60% of each Fund’s average daily net assets. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets through March 1, 2009.:

	Institutional Class	Class A	Class C
NestEgg 2010 Fund	0.45%	0.95%	1.45%
NestEgg 2015 Fund	0.45%	0.95%	1.45%
NestEgg 2020 Fund	0.55%	1.05%	1.55%
NestEgg 2030 Fund	0.70%	1.20%	1.70%
NestEgg 2040 Fund	0.75%	1.25%	1.75%

AIFS also provides certain administrative services necessary for the Funds’ operations. Subsequent to March 2, 2006, the fees for the services provided under such agreement were calculated based on each Fund’s average daily net assets at an annual rate of 0.125% .

AIFS has entered into an agreement with Vastardis Fund Services LLC (“Vastardis”) whereby Vastardis provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, Vastardis earns a fee based on the aggregate net assets of all Funds in the Trust, at the following annual fee rates:

Based on Average Daily Net Assets of Fee Rate	Fee Rate
Up to $3 billion	0.050%
In excess of $3 billion but not exceeding $5 billion	0.040%
In excess of $5 billion	0.030%

Other principal service providers of the Funds include the following:

JP Morgan Worldwide Securities Services (“JP Morgan”) serves as the Funds’ fund accountant.

Foreside Distribution Services, L.P. is the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Peter Wilson as the Trust’s Chief Compliance Officer. For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Fund pays a pro rata portion of the fees based on a combination of its share of the fund’s average monthly net assets and evenly based on the number of funds in the complex.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

4. Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5. Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, and U.S. Government securities) during the year ended October 31, 2008 were as follows:

	Purchases	Sales
NestEgg 2010 Fund	$ 1,996,205	$ 4,234,241
NestEgg 2015 Fund	1,754,637	6,772,496
NestEgg 2020 Fund	5,149,961	12,610,662
NestEgg 2030 Fund	4,502,037	4,813,014
NestEgg 2040 Fund	5,253,253	4,094,227

37

NestEgg Target Date Funds

5 Securities Transactions - continued:

The cost of purchases and the proceeds from sales of U.S. Government securities for the year ended October 31, 2008 were as follows:

	Purchases	Sales
NestEgg 2010 Fund	$ 4,636,509	$ 1,566,062
NestEgg 2015 Fund	5,394,079	1,994,524
NestEgg 2020 Fund	11,459,113	3,497,945
NestEgg 2030 Fund	3,542,010	976,224
NestEgg 2040 Fund	1,236,671	358,876

At October 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
	Tax Cost
NestEgg 2010 Fund	$ 8,415,274	$ 23,964	$ (1,034,051)	$ (1,010,087)
NestEgg 2015 Fund	12,289,502	81,264	(2,301,675)	(2,220,411)
NestEgg 2020 Fund	34,829,286	275,922	(7,599,011)	(7,323,089)
NestEgg 2030 Fund	25,080,322	268,196	(6,763,384)	(6,495,188)
NestEgg 2040 Fund	27,050,202	321,304	(8,081,557)	(7,760,253)

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2008 was as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Dividends	Tax Return of Capital	Total Distributions Paid

NestEgg 2010 Fund	$ 289,984	$ 94,596	$ 384,580	$ -	$ -	$ 384,580
NestEgg 2015 Fund	577,441	321,738	899,179	-	-	899,179
NestEgg 2020 Fund	1,186,281	962,505	2,148,786	-	-	2,148,786
NestEgg 2030 Fund	638,723	980,035	1,618,758	-	-	1,618,758
NestEgg 2040 Fund	624,078	1,145,612	1,769,690	-	-	1,769,690

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2007 was as follows:
		Net Long-Term Gains				Total Distributions Paid
	Ordinary Income		Total Taxable Distributions	Tax Exempt Dividends	Tax Return of Capital

NestEgg 2010 Fund (a)	$ 285,484	$ 136,112	$ 421,596	$ -	$ -	$ 421,596
NestEgg 2015 Fund (b)	640,297	705,567	1,345,864	-	-	1,345,864
NestEgg 2020 Fund (c)	695,846	1,140,809	1,836,655	-	-	1,836,655
NestEgg 2030 Fund (d)	645,729	1,933,649	2,579,378	-	-	2,579,378
NestEgg 2040 Fund (e)	289,425	2,528,869	2,818,294	-	-	2,818,294

a)	The name was changed during the 2008 reporting period. Previous name was NestEgg Dow Jones 2010 Fund
b)	The name was changed during the 2008 reporting period. Previous name was NestEgg Dow Jones 2015 Fund
c)	The name was changed during the 2008 reporting period. Previous name was NestEgg Dow Jones 2020 Fund
d)	The name was changed during the 2008 reporting period. Previous name was NestEgg Dow Jones 2030 Fund
e)	The name was changed during the 2008 reporting period. Previous name was NestEgg Dow Jones 2040 Fund

38

NestEgg Target Date Funds

6 Federal Income Tax Information – continued:

As of October 31, 2008 the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Deficit)

NestEgg 2010 Fund	$ 55,651	$ -	$ 55,651	$ (151,696)	$ (1,011,905)	$ (1,107,950)
NestEgg 2015 Fund	396,732	-	396,732	(159,562)	(2,224,704)	(1,987,534)
NestEgg 2020 Fund	882,428	-	882,428	(409,994)	(7,335,374)	(6,862,940)
NestEgg 2030 Fund	395,394	-	395,394	(104,653)	(6,502,458)	(6,211,717)
NestEgg 2040 Fund	352,661	133,697	352,661	-	(7,769,828)	(7,283,470)

At October 31, 2008, the following Funds had net capital loss carry-forwards which are available to offset future net capital gains, if any:

	Amount	Expires
Nest Egg 2010 Fund	$151,696	2016
Nest Egg 2015 Fund	159,562	2016
Nest Egg 2020 Fund	409,994	2016
Nest Egg 2030 Fund	104,653	2016

39

NestEgg Target Date Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
American Independence Funds Trust:

We have audited the accompanying statements of assets and liabilities of The American Independence Funds Trust, including the NestEgg 2010 Fund, NestEgg 2015 Fund, NestEgg 2020 Fund, NestEgg 2030 Fund, and the NestEgg 2040 Fund (collectively, the “Funds”), including the schedules of investments as of October 31, 2008 and the related statements of operations for the year then ended and changes in net assets for each of the two years then ended, and the financial highlights for each of the three years then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years ended October 31, 2005 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 21, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Funds were not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of American Independence Funds Trust as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the three years then ended, in conformity with accounting principles generally accepted in the United States of America.

Grant Thornton LLP

Chicago, Illinois
December 30, 2008

40

NestEgg Target Date Funds

Additional Fund Information (Unaudited)

Portfolio Summaries. The NestEgg Target Date Funds invested, as a percentage of net assets, in the following as of October 31, 2008:

NestEgg 2010 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	22.8%
U.S. Treasury Obligations	56.9
Money Markets	21.8
Investment Companies	1.9
Rights and Options	- ^
Preferred Stocks	- ^
Total Investments	103.4%
Other Assets in Excess of Liabilities	(3.4)
Net Assets	100.0%

NestEgg 2015 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	35.9%
U.S. Treasury Obligations	50.4
Money Markets	10.8
Investment Companies	3.3
Rights and Options	- ^
Preferred Stocks	- ^
Total Investments	100.4%
Other Assets in Excess of Liabilities	(0.4)
Net Assets	100.0%

NestEgg 2020 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	42.9%
U.S. Treasury Obligations	39.9
Money Markets	12.7
Investment Companies	4.0
Preferred Stocks	- ^
Rights and Options	- ^
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5
Net Assets	100.0%

NestEgg 2030 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	58.3%
U.S. Treasury Obligations	18.8
Money Markets	17.5
Investment Companies	5.6
Rights and Options	- ^
Preferred Stocks	- ^
Total Investments	100.2%
Other Assets in Excess of Liabilities	(0.2)
Net Assets	100.0%

NestEgg 2040 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	64.7%
Money Markets	22.1
Investment Companies	6.3
U.S. Treasury Obligations	6.2
Rights and Options	- ^
Preferred Stocks	0.1 ^
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

^ Rounds to less than 0.1%.

41

NestEgg Target Date Funds

Additional Fund Information (Unaudited) (Continued)
Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on May 1, 2008 at the beginning of the period and held for the entire period from May 1, 2008 through October 31, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expense Paid During Period* 5/1/08 - 10/31/08	Expense Ratio During Period** 5/1/08 - 10/31/08
NestEgg 2010 Fund	Institutional Class Shares	$1,000.00	$862.10	$2.10	0.45%
	Class A Shares	$1,000.00	$858.39	$4.42	0.95%
	Class C Shares	$1,000.00	$855.67	$6.75	1.45%
NestEgg 2015 Fund	Institutional Class Shares	$1,000.00	$803.55	$2.03	0.45%
	Class A Shares	$1,000.00	$802.58	$4.31	0.95%
	Class C Shares	$1,000.00	$799.80	$6.53	1.45%
NestEgg 2020 Fund	Institutional Class Shares	$1,000.00	$782.81	$2.47	0.55%
	Class A Shares	$1,000.00	$780.63	$4.70	1.05%
	Class C Shares	$1,000.00	$777.88	$6.88	1.55%
NestEgg 2030 Fund	Institutional Class Shares	$1,000.00	$739.09	$3.05	0.70%
	Class A Shares	$1,000.00	$737.44	$5.22	1.20%
	Class C Shares	$1,000.00	$735.54	$7.35	1.70%
NestEgg 2040 Fund	Institutional Class Shares	$1,000.00	$720.32	$3.23	0.75%
	Class A Shares	$1,000.00	$719.10	$5.38	1.25%
	Class C Shares	$1,000.00	$716.77	$7.51	1.75%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

42

NestEgg Target Date Funds

Additional Fund Information (Unaudited) (Continued)
Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expense Paid During Period* 5/1/08 - 10/31/08	Expense Ratio During Period** 5/1/08 - 10/31/08

NestEgg	2010 Fund	Institutional Class Shares	$1,000.00	$1,022.79	$2.28	0.45%
		Class A Shares	$1,000.00	$1,020.26	$4.81	0.95%
		Class C Shares	$1,000.00	$1,017.71	$7.36	1.45%
NestEgg	2015 Fund	Institutional Class Shares	$1,000.00	$1,022.79	$2.28	0.45%
		Class A Shares	$1,000.00	$1,020.23	$4.84	0.95%
		Class C Shares	$1,000.00	$1,017.72	$7.35	1.45%
NestEgg	2020 Fund	Institutional Class Shares	$1,000.00	$1,022.27	$2.80	0.55%
		Class A Shares	$1,000.00	$1,019.72	$5.35	1.05%
		Class C Shares	$1,000.00	$1,017.23	$7.84	1.55%
NestEgg	2030 Fund	Institutional Class Shares	$1,000.00	$1,021.52	$3.55	0.70%
		Class A Shares	$1,000.00	$1,018.98	$6.09	1.20%
		Class C Shares	$1,000.00	$1,016.49	$8.58	1.70%
NestEgg	2040 Fund	Institutional Class Shares	$1,000.00	$1,021.27	$3.80	0.75%
		Class A Shares	$1,000.00	$1,018.73	$6.34	1.25%
		Class C Shares	$1,000.00	$1,016.21	$8.86	1.75%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

43

NestEgg Target Date Funds

Additional Fund Information (Unaudited) (Continued)

Approval of the Investment Advisory Agreement

At a meeting held on June 23, 2008, the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act), approved the continuation of the Investment Advisory Agreement and Expense Limitation Agreement (the “Agreements”) between the Trust and American Independence Financial Services, LLC (“AIFS” or the “Adviser”) with respect to the NestEgg Funds (“the Funds”). In determining whether to approve the Agreement, the Board considered information about the Adviser, the performance of the Funds’ portfolios and certain additional factors described below that the Board deemed relevant. The following summary describes certain of the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreements.

In an Executive Session, the Trustees had discussed the responsibilities and fiduciary duties of the Trustees in connection with the approval of the Agreements, during which management answered questions from the Trustees. During the executive session, the Trustees reviewed a wide variety of information that they had requested and received from AIFS, and data and analysis from an outside data provider. The Trustees reviewed various industry trends and regulatory developments in their deliberations. In considering the continuation of the Agreements, and in evaluating the fairness of the compensation to be paid by the Funds under the Agreements, the Trustees considered the nature, extent and quality of the services to be provided by the Adviser. The Trustees reviewed the services the Adviser has historically provided to the Funds, and also generally to the other series of the Trust. These services include, among others, investment management services and administrative services, such as working with other service providers of the Trust, maintaining certain Fund records, providing office space, performing clerical and bookkeeping services for the Fund, preparing Board materials and Fund filings, and otherwise managing the Trust’s operations. AIFS is responsible for the day-to-day portfolio management of the Funds, including determining the composition of assets of the Funds and the timing of each Fund’s execution of the purchase and sale of assets.

The Trustees also considered the Adviser’s personnel, resources, operations and portfolio management capabilities. The Trustees received information about the Adviser's supervision of the Funds’ service providers, the Adviser’s attention to its compliance program and those of the Trust.

The Trustees reviewed the investment performance of the Funds over various time periods and compared that performance to that of funds in groups that the Trustees concluded, were appropriate comparison groups for the Funds. The Trustees considered the cost to the Adviser and the profitability to the Adviser and its affiliates of the relationship with the Funds over various time periods. In reviewing profitability information, the Trustees reviewed, among other things, information about the allocation of expenses among the Adviser and its affiliates. The Trustees were provided information indicating that the Adviser was not making a profit from the overall relationship with the Funds.

The Trustees discussed the extent to which economies of scale were projected by the Adviser to be realized as the Funds’ assets, or the assets of the Trust overall, increase. The Trustees discussed the plans of the Adviser and its affiliates for marketing and distributing the shares of the various series of the Trust. The Trustees reviewed information about the potential effect of asset growth on Funds expenses, the difficulty of forecasting its effect on the profitability of the Adviser and its affiliates, and the management fee breakpoints applicable to the Funds and certain other funds in comparison groups. It was noted that, to the extent the Funds gross expenses currently were higher than their net expenses, the reduction of the Funds gross expenses through the achievement of economies of scale might benefit the Adviser by reducing the expenses the Adviser must reimburse to the Funds, rather than directly benefiting the Funds by reducing their net expenses.

It was noted that the materials and other information discussed were considered by the Trustees throughout the past year during in-person and telephonic meetings, with personnel of the Adviser, Funds Counsel and third party consultants. The Trustees did not identify any particular information or any single factor that was controlling, or the particular weight any Trustee placed on any one factor for purposes of determining whether to vote in approval of the Agreement.

The Trustees, including all of the Independent Trustees, unanimously concluded that each factor they considered, in the context of all the other factors they considered, favored renewal of the Agreement, and it was the unanimous judgment of the Trustees and the Independent Trustees that approval of the Agreement was in the best interests of the Funds and their shareholders.

44

NestEgg Target Date Funds

Additional Fund Information (Unaudited) (Continued)

Information About the Trustees and Officers

Information pertaining to the Trustees and Officers of the Trust is set forth below. The address for each Trustee and Officer is 335 Madison Avenue, Mezzanine, New York, NY 10017 unless otherwise stated. Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information and is available, without charge, upon request, by calling 1-866-410-2006.

INDEPENDENT TRUSTEES
		Term of Office and Length of Time Served		Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
	Position(s) Held with Company
Name, Address and Age			Principal Occupation(s) During Past Five Years
Terry L. Carter* (2)	Trustee	Indefinite	Retired. Director, QuikTrip Corporation (2008-Present).	13	None
Age: 59			Formerly President of QuikTrip Corporation (1980-2008)
Joseph Hankin* (1)	Trustee	Indefinite	President, Westchester Community College since 1971	13	None
Age: 67
Jeffrey Haas*(1)	Trustee	Indefinite	Professor of Law, New York Law School 1996-Present	13	None
Age: 46
Thomas F. Kice*(2)	Trustee	Indefinite	President of Kice Industries, Inc.	13	None
Age: 58
George Mileusnic*(2)	Trustee	Indefinite	Retired. Formerly, Chief Financial Officer of Caribou Coffee,	13	None
Age: 53			Inc. (2001-2008). Chief Financial Officer of Dean and
			DeLuca (2000-2001). Executive Vice President of The
			Coleman Company (September 1989 - September 1998).
Peter Ochs*(3)	Trustee	Indefinite	Manager of Ochs & Associates, Inc.	13	None
Age: 57
Richard Wedemeyer*(1)	Chairman of the	Indefinite	Retired.	13	None
Age: 71	Board and
	Trustee

INTERESTED TRUSTEES
Ronald L. Baldwin*(2)	Trustee	Indefinite	Retired. From 1980 to 2005, Director INTRUST Financial	13	None
Age: 51			Services, Inc. Director of INTRUST Brokerage, Inc., and
			Chief Operating Officer and President of INTRUST Bank,
			N.A.
John J. Pileggi*	Trustee	Indefinite	Managing Partner of American Independence Financial	13	None
Age: 49			Services, LLC since 2004. Formerly President and Chief
			Executive Officer, Mercantile Capital Advisors Inc. (2002-
			2004). Formerly, President and Chief Executive Officer,
			PLUSFunds.com (2000-2002). Formerly, President and Chief
			Executive Officer of ING Mutual Fund Management Co. LLC
			(1998-2000).

OFFICERS
Eric Rubin*	President	7/2005-Present	President, American Independence Financial Services, LLC	N/A	N/A
Age: 42			(2/05-Present). Formerly Senior Vice President Mercantile
			Capital Advisers (4/03-4/04). Formerly Senior Vice President
			DST International (01/02-04/03). Formerly President EMR
			Financial Services (06/00-02/01). Formerly Senior Vice
President ING Funds 06/98-12/99).
Susan Silva	Treasurer	10/2007 – Present	Vice-President of Vastardis Fund Services LLC since August	N/A	N/A
41 Madison Avenue,			2006; Treasurer of The FBR Funds from 2002 through 2006
30th Floor			and officer of FBR National Trust Company from 2001
New York, NY 10010			through 2005.
Age: 41
Peter W. Wilson	Chief	10/2007 – Present	Director of Alaric Compliance Services, LLC 2007 to Present;	N/A	N/A
800 Third Avenue,	Compliance		Attorney, U.S. Army JAG Corps - 2003 to 2007.
11th floor	Officer
New York, NY 10022
Age: 30
Theresa Donovan*	Secretary	7/2005 – Present	Senior Director Compliance and Administration American	N/A	N/A
Age: 58			Independence Financial Services, LLC (05/05-Present).
			Formerly Senior Corporate Paralegal, Paul, Weiss, Rifkind,
			Wharton & Garrison, LLP (04/98-05/05).

* Each Trustee and Officer may be contacted by writing to the Trustee or Officer, c/o American Independence Financial Services, LLC, 335 Madison Avenue, Mezzanine, New York, NY 10017.

(1) Each Trustee and Officer has served from the inception of the Funds.
(2) Messrs. Carter, Kice, Mileusnic, Baldwin and Pileggi have served as Trustees to the Predecessor Funds advised by Intrust Financial Services, Inc. since November 1996.
(3) Mr. Ochs has served as a Trustee to the Predecessor Funds advised by Intrust Financial Services, Inc. since August 2000.

45

NestEgg Target Date Funds

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodians:
INTRUST Bank NA
105 North Main Street
Wichita, Kansas 67202

BNY Mellon Asset Servicing
One Boston Place, 11th Floor
AIM 024-0112
Boston, MA 02108

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied
by a current prospectus.

NE AR 103108

46

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Mr. George Mileusnic, who is “independent” for purposes of this
Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Grant Thornton LLP served as the Trust’s independent registered public accounting firm for 2007 and 2008.
(a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Grant Thornton LLP, for the audit of the Registrant’s annual financial statements for 2008 and 2007 were $170,000 and $139,700, respectively.
(b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Grant Thornton LLP for 2008 and
2007.
(c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Grant
Thornton LLP for the review of Form 1120-RIC, Form 8613, Form CT-3, Form CT-3M/4M, Form NYC 3L,
review of excise tax distribution calculations, IRS diversification testing and preparation of estimated tax reporting factors for 2008 and 2007 were $80,400 and $38,500, respectively.
(d) ALL OTHER FEES: There were no such other fees billed to the Registrant by Grant Thornton LLP for 2007 and 2006.
(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant’s Audit Committee shall have, among other things, the following specific duties and responsibilities (1) to pre-approve all audit services to be provided to the Trust by the Trust’s independent auditors and (2) to pre-approve all permitted non-audit services, including tax services, to be provided to the Trust by the independent auditors. The Audit Committee may delegate to one or more members the authority to grant such pre-approvals. The actions taken by such member or members shall be reported to the full Audit Committee.
(2) Not applicable.
(f) Not applicable.
(g) There were no non-audit services fees billed by the Registrant’s accountant to the Registrant other than those described above. There were no non-audit services fees billed by the Registrant’s accountant to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant over the past two years.
(h) Not applicable.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments
The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the following American
Independence Funds: Stock Fund, Financial Services Fund, International Fund, Short-Term Bond Fund, Intermediate
Bond Fund and Kansas Tax-Exempt Fund. The full Schedules of Investments for the NestEgg Dow Jones Series are
provided below.

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (22.80%)

Basic Materials (1.05%)
Acerinox SA	4	$ 50
Agnico-Eagle Mines Ltd.	3	83
Agrium, Inc.	3	115
Air Products & Chemicals, Inc.	6	349
Air Water, Inc.	9	83
Airgas, Inc.	26	997
AK Steel Holding Corp.	28	390
Akzo Nobel NV	4	165
Albemarle Corp.	12	292
Alcoa, Inc.	58	668
Allegheny Technologies, Inc.	35	929
Alumina Ltd.	38	54
Antofagasta PLC	7	43
ArcelorMittal	12	307
Arkema, Inc.	2	45
Asahi Kasei Corp.	46	170
Ashland, Inc.	31	700
Barrick Gold Corp.	13	297
BASF SE	16	541
Bayer AG	12	674
BHP Billiton Ltd.	111	2,064
BHP Billiton PLC	36	610
BlueScope Steel Ltd.	24	70
Boehler-Uddeholm AG	1	94
Cabot Corp.	11	291
Cameco Corp.	5	82
Carpenter Technology Corp.	38	688
Celanese Corp.	47	651
CF Industries Holdings, Inc.	16	1,027
Chemtura Corp.	44	76
Ciba Specialty Chemicals AG	2	83
Citic Pacific Ltd.	25	20
Clariant AG	7	43
Cliffs Natural Resources, Inc.	30	810
Coeur d'Alene Mines Corp. (a)	530	382
Cytec Industries, Inc.	28	793
Daicel Chemical Industries Ltd.	16	57
Daido Steel Co. Ltd.	15	46
Dainippon Ink and Chemicals, Inc.	28	44
Denki Kagaku Kogyo K K	22	47
Domtar Corp. (a)	108	268
Dow Chemical Co.	40	1,067
Dowa Holdings Co. Ltd.	10	29
Eastman Chemical Co.	38	1,535
Ecolab, Inc.	60	2,236

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

EI Du Pont de Nemours & Co.	59	1,888
Energy Resources of Australia	6	57
Equinox Minerals Ltd. (a)	28	25
Ferro Corp.	23	356
First Quantum Minerals Ltd.	1	21
FMC Corp.	19	827
Fortescue Metals Group Ltd. (a)	40	78
Gold Corp., Inc.	11	206
HB Fuller Co.	68	1,202
Hercules, Inc.	111	1,866
Hitachi Chemical Co. Ltd.	5	50
Hitachi Metals Ltd.	9	66
Hokuetsu Paper Mills Ltd.	21	77
HudBay Minerals, Inc. (a)	4	18
Huntsman Corp.	16	162
Iamgold Corp.	13	43
Iluka Resources Ltd.	21	50
Inmet Mining Corp.	1	22
International Flavors & Fragra, Inc.	17	542
International Paper Co.	13	224
Ivanhoe Mines Ltd. (a)	8	21
JFE Holdings, Inc.	20	496
Johnson Matthey PLC	3	45
JSR Corp.	7	78
K+S AG	4	157
Kagara Ltd. (a)	19	7
Kaneka Corp.	13	60
Kansai Paint Co. Ltd.	12	65
Kazakhmys PLC	4	18
Kingboard Chemical Holdings Ltd.	19	37
Kinross Gold Corp.	9	94
Kloeckner & Co. AG	1	15
Kobe Steel Ltd.	103	163
Koninklijke DSM NV	3	83
Lanxess AG	2	30
Lee & Man Paper Manufacturing Ltd.	25	8
Lihir Gold Ltd. (a)	60	78
Linde AG	2	169
Lintec Corp.	5	57
Lonmin PLC	2	37
Lonza Group AG	1	83
Lubrizol Corp.	25	940
Lundin Mining Corp. (a)	8	9
MeadWestvaco Corp.	88	1,235
Methanex Corp.	4	45
Minara Resources Ltd.	20	14
Minerals Technologies, Inc.	24	1,362
Mitsubishi Chemical Holdings Co.	45	178
Mitsubishi Gas Chemical Co., Inc.	15	54

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Mitsubishi Materials Corp.	41	90
Mitsui Chemicals, Inc.	26	88
Mitsui Mining & Smelting Co. Ltd	22	39
Monsanto Co.	46	4,093
Mosaic Co.	15	591
Newcrest Mining Ltd.	11	152
Newmont Mining Corp.	27	711
Nihon Parkerizing Co. Ltd.	6	69
Nine Dragons Paper Holdings Ltd.	38	6
Nippon Kayaku Co. Ltd.	12	53
Nippon Light Metal Co. Ltd.	42	39
Nippon Paint Co. Ltd.	21	79
Nippon Shokubai Co. Ltd.	12	68
Nippon Steel Corp.	620	2,039
Nippon Yakin Kogyo Co. Ltd.	9	24
Nissan Chemical Industries Ltd.	9	71
Nisshin Steel Co. Ltd.	28	37
Nitto Denko Corp.	5	109
NOF Corp.	23	63
Norske Skogindustrier ASA	8	27
Nova Chemicals Corp.	3	39
Nucor Corp.	27	1,094
Nufarm Ltd.	10	72
OJI Paper Co. Ltd.	33	125
Olin Corp.	100	1,816
OM Group, Inc. (a)	29	619
OneSteel Ltd.	37	85
Orica Ltd.	10	129
Osaka Titanium Technologies Co.	1	26
Outokumpu OYJ	3	31
Oxiana Ltd.	101	63
Pacific Metals Co. Ltd.	6	26
Paladin Energy Ltd. (a)	18	27
PaperlinX Ltd.	40	37
Plum Creek Timber Co., Inc.	76	2,833
Potash Corporation of Saskatchewan, Inc.	5	354
PPG Industries, Inc.	5	248
Praxair, Inc.	30	1,955
Rautaruukki OYJ	2	32
Rayonier, Inc.	41	1,356
Rio Tinto Ltd.	11	567
Rio Tinto PLC	16	737
Rohm & Haas Co.	65	4,573
RPM International, Inc.	159	2,258
RTI International Metals, Inc. (a)	28	442
Salzgitter AG	1	67
Schulman A, Inc.	13	233
Sensient Technologies Corp.	52	1,312
SGL Carbon AG (a)	2	40

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Shin-Etsu Chemical Co. Ltd.	13	669
Showa Denko KK	39	57
Sigma-Aldrich Corp.	29	1,272
Silver Standard Resources, Inc. (a)	3	26
Solvay SA	1	93
Ssab Svenskt Stal AB	3	30
Stillwater Mining Co. (a)	75	297
Stora Enso Oyj	9	83
Sumitomo Bakelite Co. Ltd.	15	54
Sumitomo Chemical Co. Ltd.	55	164
Sumitomo Forestry Co. Ltd.	12	77
Sumitomo Metal Industries Ltd.	145	364
Sumitomo Metal Mining Co. Ltd.	19	139
Syngenta AG	2	372
Taiyo Nippon Sanso Corp.	13	81
Teck Cominco Ltd.	7	72
ThyssenKrupp AG	6	114
Titanium Metals Corp.	11	102
Toagosei Co. Ltd.	28	59
Toho Titanium Co. Ltd.	3	34
Tokai Carbon Co. Ltd.	10	51
Tokuyama Corp.	9	44
Tokyo Ohka Kogyo Co Ltd.	5	67
Tokyo Steel Manufacturing Co.	7	53
Tosoh Corp.	20	39
UBE Industries Ltd.	36	73
United States Steel Corp.	39	1,438
UPM-Kymmene Oyj	8	113
Uranium One, Inc. (a)	9	8
USEC, Inc. (a)	47	194
Valspar Corp.	90	1,841
Vedanta Resources PLC	3	41
Voestalpine AG	2	48
Vulcan Materials Co.	36	1,954
Wausau Paper Corp.	31	287
Weyerhaeuser Co.	6	229
WR Grace & Co. (a)	56	505
Xstrata PLC	10	170
Yamana Gold, Inc.	10	48
Yamato Kogyo Co. Ltd.	2	46
Yara International ASA	4	83
Yodogawa Steel Works Ltd.	19	79
Zeon Corp.	10	27
Zep, Inc.	8	167
		74,891

Communications (1.93%)
3Com Corp. (a)	69	188
Adaptec, Inc. (a)	65	209

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Aegis Group PLC	42	44
AH Belo Corp.	24	79
Akamai Technologies, Inc. (a)	66	949
Alcatel-Lucent	36	92
Amazon.Com, Inc. (a)	18	1,030
American Tower Corp. (a)	46	1,486
Anixter International, Inc. (a)	22	739
APN News & Media Ltd.	22	35
Arris Group, Inc. (a)	10	69
Asatsu-DK, Inc.	3	66
AT&T, Inc.	358	9,584
Atheros Communications, Inc. (a)	54	970
Avocent Corp. (a)	70	1,051
BCE, Inc.	13	378
Belgacom SA	3	102
Belo Corp.	120	256
Black Box Corp.	9	274
British Sky Broadcasting Group PLC	17	104
BT Group PLC	133	246
Cable & Wireless PLC	38	75
Cablevision Systems Corp.	90	1,596
CBS Corp.	15	146
CenturyTel, Inc.	28	703
Charter Communications, Inc. (a)	144	63
China Mobile Ltd.	138	1,207
China Unicom Ltd.	293	416
Ciena Corp. (a)	57	548
Cincinnati Bell, Inc. (a)	394	942
Cisco Systems, Inc. (a)	520	9,240
Cogeco Cable, Inc.	2	52
Comcast Corp. - A Shares	190	2,994
Comcast Corp. - SPL	110	1,696
CommScope, Inc. (a)	46	677
Consolidated Media Holdings Ltd.	14	19
Corning, Inc.	155	1,679
Corus Entertainment, Inc.	4	47
Crown Castle International Corp. (a)	66	1,397
CTC Media, Inc. (a)	4	30
Daily Mail & General Trust PLC	7	33
Deutsche Telekom AG	46	687
Digital River, Inc. (a)	31	768
DIRECTV Group, Inc. (a)	76	1,664
Discovery Communications, Inc. - A Shares (a)	27	368
Discovery Communications, Inc. - C Shares (a)	27	360
DISH Network Corp. (a)	76	1,196
Earthlink, Inc. (a)	204	1,408
eBay, Inc. (a)	115	1,756
EchoStar Corp. (a)	48	932
Elisa OYJ	4	60

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Embarq Corp.	68	2,040
Eniro AB	9	21
Entercom Communications Corp.	17	11
Equinix, Inc. (a)	33	2,060
Ericsson	45	313
Expedia, Inc. (a)	58	552
Extreme Networks (a)	77	142
F5 Networks, Inc. (a)	56	1,390
Factset Research Systems, Inc.	7	272
Fairfax Media Ltd.	45	57
Fairpoint Communications, Inc.	3	12
Foxconn International Holdings Ltd. (a)	62	22
France Telecom SA	27	678
Frontier Communications Corp.	120	913
Gannett Co., Inc.	98	1,078
Gestevision Telecinco SA	4	32
GN Store Nord AS	9	20
Google, Inc. (a)	19	6,828
Hakuhodo DY Holdings, Inc.	2	90
Harmonic, Inc. (a)	54	384
Harris Corp.	35	1,258
Harte-Hanks, Inc.	33	232
Hellenic Telecommunications Organisation SA	5	70
Hitachi Kokusai Electric, Inc.	8	38
HLTH Corp. (a)	73	605
Hutchison Telecommunications, Inc. (a)	87	94
IAC/InteractiveCorp. (a)	42	704
Idearc, Inc.	27	10
IDT Corp. (a)	34	35
Iliad SA	1	79
Independent News & Media PLC	24	19
Informa PLC	10	34
InterDigital, Inc. (a)	21	457
Interpublic Group of Companies, Inc. (a)	167	867
Interwoven, Inc. (a)	19	240
ITV PLC	52	25
j2 Global Communications, Inc. (a)	18	290
JC Decaux SA	3	52
JDS Uniphase Corp. (a)	33	180
John Wiley & Sons, Inc.	32	1,113
Johnston Press PLC	14	6
Juniper Networks, Inc. (a)	29	543
Lagardere SCA	2	79
Lamar Advertising Co. (a)	11	167
Leap Wireless International, Inc. (a)	8	224
Lee Enterprises, Inc.	21	53
Liberty Media Corp. - Capital † (a)	5	34
Liberty Media Corp. - Interactive † (a)	25	122
Liberty Media Corp. (Entertainment) † (a)	20	322

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Matsui Securities Co. Ltd.	13	83
McAfee, Inc. (a)	52	1,693
McClatchy Co.	30	92
The McGraw-Hill Companies, Inc.	38	1,020
Media General, Inc.	10	76
Mediaset SpA	11	60
Meredith Corp.	26	504
Mobistar SA	1	66
Modern Times Group AB	2	43
NetFlix, Inc. (a)	61	1,510
NeuStar, Inc. (a)	11	217
News Corp. - A Shares	180	1,915
News Corp. - B Shares	17	181
The New York Times Co.	79	790
NII Holdings, Inc. (a)	37	953
Nippon Telegraph & Telephone Corp.	1	3,979
Nokia OYJ	60	931
NTT DoCoMo, Inc.	3	4,720
NutriSystem, Inc.	12	170
Oki Electric Industry Co. Ltd.	56	45
PagesJaunes Groupe	5	47
PCCW Ltd.	175	65
Pearson PLC	12	117
Plantronics, Inc.	31	448
Polycom, Inc. (a)	16	336
Portugal Telecom SGPS SA	14	92
Premiere AG (a)	4	10
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	1	5
Publicis Groupe SA	2	45
Qualcomm, Inc.	141	5,395
Radio One, Inc. (a)	47	4
RCN Corp. (a)	17	110
RealNetworks, Inc. (a)	67	287
Reed Elsevier NV	8	106
Reed Elsevier PLC	17	149
RF Micro Devices, Inc. (a)	214	426
RH Donnelley Corp. (a)	11	9
Rogers Communications, Inc.	7	203
Royal KPN NV	28	392
S1 Corp. (a)	26	163
Sanoma-Wsoy Oyj	3	46
SAVVIS, Inc. (a)	13	112
SBA Communications Corp. (a)	67	1,406
Schibsted ASA	2	24
Seat Pagine Gialle SpA	194	17
Seek Ltd.	15	33
SES SA	5	89
Seven Network Ltd.	11	46
Shaw Communications, Inc.	6	105

See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sinclair Broadcast Group, Inc.	34	110
Singapore Press Holdings Ltd.	52	112
Singapore Telecommunications Ltd.	175	287
Sirius XM Radio, Inc. (a)	570	193
Societe Television Francaise 1	3	38
Softbank Corp.	24	231
SonicWALL, Inc. (a)	36	161
Sprint Nextel Corp.	120	376
StarHub Ltd.	60	96
Sycamore Networks, Inc. (a)	125	418
Symantec Corp. (a)	97	1,220
Tandberg ASA	5	61
Tekelec (a)	42	533
Tele2 AB - B shares	6	51
Telecom Corp. of New Zealand Ltd.	59	81
Telecom Italia RNC	93	78
Telecom Italia SpA	169	193
Telefonica SA	66	1,213
Telekom Austria AG	5	61
Telenor ASA	12	71
Telephone & Data Systems, Inc.	9	242
Telephone & Data Systems, Inc. - Special Common Shares	9	247
Television Broadcasts Ltd.	16	44
TeliaSonera AB	28	122
Tellabs, Inc. (a)	220	933
Telstra Corp. Ltd.	122	334
Telus Corp.	3	106
Telus Corp. - Non Voting Shares	2	65
Tencent Holdings Ltd.	24	170
Thomson Corp.	3	71
Thomson Reuters PLC	3	52
Tibco Software, Inc. (a)	203	1,045
Time Warner, Inc.	354	3,572
Tokyo Broadcasting System, Inc.	4	70
Trend Micro, Inc.	4	95
Trinity Mirror PLC	10	6
TW Telecom, Inc. (a)	25	177
United Internet AG	6	54
United Online, Inc.	42	311
US Cellular Corp. (a)	3	115
Valueclick, Inc. (a)	66	488
VeriSign, Inc. (a)	71	1,505
Verizon Communications, Inc.	174	5,163
Viacom, Inc. (a)	57	1,153
Vignette Corp. (a)	20	162
Virgin Media, Inc.	118	680
Vivendi SA	18	468
Vodafone Group PLC	823	1,578
VTech Holdings Ltd.	12	44

See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

The Walt Disney Co.	141	3,652
The Washington Post Co.	2	854
Websense, Inc. (a)	14	273
West Australian Newspapers Holdings Ltd.	9	37
Windstream Corp.	229	1,720
Wolters Kluwer NV	5	87
WPP Group PLC	19	114
Yahoo!, Inc. (a)	126	1,614
Yell Group PLC	12	11
Yellow Pages Income Fund	9	64
		137,994

Consumer, Cyclical (2.59%)
99 Cents Only Stores (a)	32	390
Abercrombie & Fitch Co.	22	637
Accor SA	3	116
Adidas AG	3	104
Advance Auto Parts, Inc.	41	1,279
Aeon Co. Ltd.	26	244
Aeropostale, Inc. (a)	53	1,283
Air France-KLM	3	43
Aisin Seiki Co. Ltd.	7	120
Alaska Air Group, Inc. (a)	47	1,161
Alimentation Couche Tard, Inc.	6	81
All Nippon Airways Co. Ltd.	29	110
Amer Sports OYJ	4	27
American Axle & Manufacturing Holdings, Inc.	30	108
AMR Corp. (a)	59	602
Aoyama Trading Co. Ltd.	4	46
Aristocrat Leisure Ltd.	16	40
ArvinMeritor, Inc.	47	278
Ascent Media Corp. - A Shares (a)	2	51
Asics Corp.	8	50
Autogrill SpA	5	40
AutoNation, Inc. (a)	26	179
Autozone, Inc. (a)	17	2,164
Bally Technologies, Inc. (a)	48	1,063
Barratt Developments PLC	6	7
Bayerische Motoren Werke AG	5	128
Bed Bath & Beyond, Inc. (a)	83	2,139
Bellway PLC	4	35
Berkeley Group Holdings PLC	3	36
Best Buy Co., Inc.	37	992
Big Lots, Inc. (a)	82	2,003
Billabong International Ltd.	8	63
BJ's Wholesale Club, Inc. (a)	12	422
Blockbuster, Inc. (a)	78	119
Bob Evans Farms, Inc.	42	877
Borders Group, Inc.	31	105

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

BorgWarner, Inc.	24	539
Boyd Gaming Corp.	9	61
Bridgestone Corp.	23	395
Brightpoint, Inc. (a)	34	196
Brinker International, Inc.	23	214
British Airways PLC	13	28
Brunswick Corp.	119	413
Bulgari SpA	7	52
Burberry Group PLC	8	35
Callaway Golf Co.	69	722
Canadian Tire Corp. Ltd.	1	38
Canon Marketing Japan, Inc.	6	99
Carmax, Inc. (a)	85	903
Carnival Corp.	13	330
Carnival PLC	3	65
Carphone Warehouse Group PLC	15	32
Casey's General Stores, Inc.	48	1,450
Cathay Pacific Airways Ltd.	41	49
The Cato Corp.	20	310
The Cheesecake Factory (a)	54	475
Charming Shoppes, Inc. (a)	83	91
Chico's FAS, Inc. (a)	245	833
China Travel International Investment Ltd.	162	22
Choice Hotels International, Inc.	4	109
Christian Dior SA	1	60
Christopher & Banks Corp.	24	125
Cintas Corp.	58	1,375
Circuit City Stores, Inc.	222	58
Citizen Holdings Co. Ltd.	13	71
Coach, Inc. (a)	16	330
Compagnie Financiere Richemont SA - A Shares	8	168
Compass Group PLC	31	144
Continental AG	2	86
Continental Airlines, Inc. (a)	18	341
Cooper Tire & Rubber Co.	98	748
Copart, Inc. (a)	64	2,234
Costco Wholesale Corp.	43	2,451
Crown Ltd.	14	62
CVS Caremark Corp.	125	3,831
Daihatsu Motor Co. Ltd.	11	81
Daimler AG	15	519
Daiwa House Industry Co. Ltd.	20	174
Darden Restaurants, Inc.	57	1,264
David Jones Ltd.	22	45
DCM Japan Holdings Co. Ltd.	12	86
Debenhams PLC	44	27
Deckers Outdoor Corp. (a)	13	1,103
Denso Corp.	17	322
Denway Motors Ltd.	231	56

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Deutsche Lufthansa AG	4	56
Dick's Sporting Goods, Inc. (a)	56	858
Dillard's, Inc.	71	378
DineEquity, Inc.	6	108
Don Quijote Co. Ltd.	5	90
DR Horton, Inc.	103	760
Dress Barn, Inc. (a)	31	296
DSG International PLC	34	18
easyJet PLC (a)	10	50
Edion Corp.	10	66
Esprit Holdings Ltd.	34	189
Ethan Allen Interiors, Inc.	16	286
Family Dollar Stores, Inc.	28	753
FamilyMart Co. Ltd.	4	157
Fast Retailing Co. Ltd.	3	312
Fastenal Co.	54	2,174
Faurecia	1	14
Fiat SpA	11	87
Fiat SpA RNC	4	18
Finish Line, Inc	3	29
Foot Locker, Inc.	29	424
Ford Motor Co. (a)	87	191
Fossil, Inc. (a)	47	853
Fred's, Inc.	25	306
Fuji Heavy Industries Ltd.	23	78
Furniture Brands International, Inc.	24	137
Futaba Industrial Co. Ltd.	4	24
Galaxy Entertainment Group Ltd. (a)	106	8
GameStop Corp. (a)	52	1,424
Gaylord Entertainment Co. (a)	49	1,049
General Motors Corp.	15	87
Genesco, Inc. (a)	10	248
Genuine Parts Co.	52	2,046
Gildan Activewear, Inc. (a)	3	70
GKN PLC	14	27
GOME Electrical Appliances Holdings Ltd.	268	52
Grafton Group PLC	8	25
Group 1 Automotive, Inc.	16	161
Guess ?, Inc.	8	174
Gunze Ltd.	20	65
Gymboree Corp. (a)	39	1,009
H2O Retailing Corp.	11	67
Hanwa Co. Ltd.	21	54
Harman International Industries, Inc.	10	184
Harvey Norman Holdings Ltd.	29	50
Hasbro, Inc.	67	1,948
Haseko Corp.	41	36
Hennes & Mauritz AB	8	284
Herman Miller, Inc.	8	176

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Hermes International SA	1	129
Hino Motors Ltd.	15	34
Hitachi High-Technologies Corp.	4	64
Home Depot, Inc.	104	2,453
Home Retail Group PLC	14	44
Honda Motor Co. Ltd.	195	4,751
The Hongkong & Shanghai Hotels Ltd.	65	60
HSN, Inc. (a)	16	98
Iberia Lineas Aereas de Espana SA	23	54
Imperial Hotel Ltd.	2	43
Inchcape PLC	11	14
Inditex SA	4	134
Ingram Micro, Inc. (a)	27	360
Interface, Inc.	20	141
International Game Technology	37	518
International Speedway Corp.	38	1,193
Interval Leisure Group, Inc. (a)	16	116
Isetan Mitsukoshi Holdings Ltd.	14	129
Isuzu Motors Ltd.	51	87
Itochu Corp.	52	267
Izumi Co. Ltd.	7	90
J Crew Group, Inc. (a)	29	587
J Front Retailing Co. Ltd.	27	118
Jack in the Box, Inc. (a)	48	965
Jakks Pacific, Inc. (a)	18	403
Japan Airlines Corp.	56	126
Jardine Cycle & Carriage Ltd.	10	62
JB Hi-Fi Ltd.	11	64
JC Penney Co., Inc.	85	2,033
JetBlue Airways Corp. (a)	219	1,215
JFE Shoji Holdings, Inc.	14	43
Johnson Controls, Inc.	22	390
Jones Apparel Group, Inc.	114	1,267
JTEKT Corp.	7	52
Kayaba Industry Co. Ltd.	21	40
Kesa Electricals PLC	16	20
Kingfisher PLC	36	66
Kohl's Corp. (a)	33	1,159
Koito Manufacturing Co. Ltd.	9	69
Komeri Co. Ltd.	4	89
K's Holdings Corp.	4	65
Kuraray Co. Ltd.	12	89
Ladbrokes PLC	13	33
Las Vegas Sands Corp. (a)	4	57
Lawson, Inc.	3	145
La-Z-Boy, Inc.	35	202
Lear Corp. (a)	62	125
Li & Fung Ltd.	72	141
Li Ning Co. Ltd.	45	54

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Life Time Fitness, Inc. (a)	24	457
Lifestyle International Holdings Ltd.	54	35
Limited Brands, Inc.	131	1,569
Liz Claiborne, Inc.	19	155
Lottomatica SpA	3	70
Lowe's Companies, Inc.	147	3,190
Macy's, Inc.	14	172
Magna International, Inc.	2	67
Marks & Spencer Group PLC	26	92
Marriott International, Inc.	13	271
Marubeni Corp.	53	200
Marui Group Co. Ltd.	11	65
Matsushita Electric Industrial Co. Ltd.	71	1,090
Mattel, Inc.	163	2,448
Mazda Motor Corp.	31	67
McDonald's Corp.	76	4,403
McDonald's Japan	6	91
Men's Wearhouse, Inc.	61	933
MGM Mirage (a)	6	99
Michelin	2	102
Mitchells & Butlers PLC	7	18
Mitsubishi Corp.	163	2,652
Mitsubishi Logistics Corp.	7	62
Mitsubishi Motors Corp. (a)	128	174
Mitsubishi Rayon Co. Ltd.	20	42
Mitsui & Co. Ltd.	57	536
Modine Manufacturing Co.	17	126
Mohawk Industries, Inc. (a)	24	1,161
MSC Industrial Direct Co.	32	1,148
Nagase & Co. Ltd.	9	77
Namco Bandai Holdings, Inc.	8	81
Newell Rubbermaid, Inc.	124	1,705
Next PLC	3	51
NGK Spark Plug Co. Ltd.	6	56
NHK Spring Co. Ltd.	12	47
Nintendo Co. Ltd.	4	1,242
Nippon Seiki Co. Ltd.	4	26
Nissan Motor Co. Ltd.	83	415
Nisshinbo Industries, Inc.	9	51
Nitori Co. Ltd.	2	124
NOK Corp.	5	47
Nokian Renkaat OYJ	3	39
Nordstrom, Inc.	58	1,049
Nu Skin Enterprises, Inc.	88	1,134
OfficeMax, Inc.	104	837
Okamura Corp.	12	69
Onward Holdings Co. Ltd.	9	64
OPAP SA	3	65
O'Reilly Automotive, Inc. (a)	18	488

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Orient-Express Hotels Ltd.	28	344
Oshkosh Truck Corp.	11	84
Pacific Sunwear Of California (a)	45	154
Panera Bread Co. (a)	38	1,715
Parkson Retail Group Ltd. (a)	70	97
Penn National Gaming, Inc. (a)	11	212
PEP Boys-Manny Moe & Jack	22	106
Persimmon PLC	5	24
PetSmart, Inc.	21	413
Peugeot SA	3	80
PF Chang's China Bistro, Inc. (a)	9	184
Phillips-Van Heusen Corp.	38	931
Pier 1 Imports, Inc. (a)	54	75
Pinnacle Entertainment, Inc. (a)	22	123
Pioneer Corp.	8	23
Pirelli & C SpA	95	33
Point, Inc.	2	97
Polo Ralph Lauren Corp.	10	472
Pool Corp.	19	331
PPR	1	63
Praktiker Bau-und Heimwerkerm AG	2	16
Punch Taverns PLC	5	13
Qantas Airways Ltd.	32	51
Quiksilver, Inc. (a)	200	518
RadioShack Corp.	25	317
Reece Australia Ltd.	5	58
Regal Entertainment Group	87	1,117
Regis Corp.	54	668
Renault SA	3	91
Rite Aid Corp. (a)	122	59
RONA, Inc. (a)	5	49
Ross Stores, Inc.	67	2,190
Royal Caribbean Cruises Ltd.	43	583
Ruby Tuesday, Inc. (a)	32	77
Ryland Group, Inc.	55	1,033
Ryohin Keikaku Co. Ltd.	2	94
Saint Marc Holdings Co. Ltd.	2	51
Saks, Inc. (a)	119	714
Sally Beauty Holdings, Inc. (a)	57	290
Sankyo Co. Ltd.	3	132
Sanyo Shokai Ltd.	13	60
Scientific Games Corp. (a)	11	198
Sears Holdings Corp. (a)	2	115
Sega Sammy Holdings, Inc.	8	60
Sekisui Chemical Co. Ltd.	16	92
Sekisui House Ltd.	19	186
Select Comfort Corp. (a)	13	6
Seven & I Holdings Co. Ltd.	91	2,508
Shangri-La Asia Ltd.	47	65

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Shimachu Co. Ltd.	4	89
Shimamura Co. Ltd.	1	69
Shimano, Inc.	3	85
Shoppers Drug Mart Corp.	3	116
Singapore Airlines Ltd.	16	120
Sky City Entertainment Group Ltd.	29	56
Skywest, Inc.	67	1,032
Sodexho Alliance SA	2	96
Sojitz Corp.	31	50
Sonae SGPS SA	37	23
Sony Corp.	68	1,532
Southwest Airlines Co.	31	365
Staples, Inc.	52	1,010
Starbucks Corp. (a)	83	1,090
Starwood Hotels & Resorts Worldwide, Inc.	55	1,240
Steelcase, Inc.	28	260
Stockmann Oyj ABP	2	27
Sumitomo Corp.	41	351
Sumitomo Rubber Industries, Inc.	9	78
The Sumitomo Warehouse Co. Ltd.	18	72
Superior Industries International, Inc.	14	200
Suzuki Motor Corp.	15	214
Swatch Group AG REG	2	57
TABCorp. Holdings Ltd.	17	77
Takashimaya Co. Ltd.	10	75
Takata Corp.	3	21
Target Corp.	73	2,929
Tatts Group Ltd.	42	70
Taylor Wimpey PLC	18	3
Tech Data Corp. (a)	52	1,115
Teijin Ltd.	31	79
Thomson	7	11
Tim Hortons, Inc.	4	100
TJX Companies, Inc.	50	1,338
Tod's SpA	1	41
Toho Co. Ltd.	6	112
Tokai Rika Co. Ltd.	4	40
Tokyo Style Co. Ltd.	9	66
Toll Brothers, Inc. (a)	51	1,179
Toray Industries, Inc.	46	211
Toro Co.	26	875
Toyo Tire & Rubber Co. Ltd.	23	56
Toyobo Co. Ltd.	40	56
Toyoda Gosei Co. Ltd.	3	41
Toyota Boshoku Corp.	4	35
Toyota Industries Corp.	7	156
Toyota Motor Corp.	318	12,040
Toyota Tsusho Corp.	8	75
Tractor Supply Co. (a)	40	1,662

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

TUI AG	4	48
TUI Travel PLC	17	52
Under Armour, Inc. (a)	38	988
United Stationers, Inc. (a)	29	1,084
UNY Co. Ltd.	10	76
Urban Outfitters, Inc. (a)	20	435
US Airways Group, Inc. (a)	18	183
USS Co. Ltd.	2	122
Vail Resorts, Inc. (a)	36	1,197
Valeo SA	2	35
VF Corp.	38	2,094
Virgin Blue Holdings Ltd.	20	5
Volkswagen AG	2	1,211
Wacoal Holdings Corp.	9	96
Walgreen Co.	97	2,470
Wal-Mart Stores, Inc.	134	7,479
Watsco, Inc.	9	370
Wendy's/Arby's Group, Inc.	105	380
Wesco International, Inc. (a)	41	815
Westjet Airlines Ltd. (a)	7	61
Whirlpool Corp.	25	1,166
William Hill PLC	9	28
WMS Industries, Inc. (a)	31	775
Wolseley PLC	10	54
Wolverine World Wide, Inc.	79	1,857
World Fuel Services Corp.	11	236
WW Grainger, Inc.	25	1,964
Wyndham Worldwide Corp.	78	639
Wynn Resorts Ltd. (a)	6	362
Xinyi Glass Holdings Co. Ltd.	105	29
Yamada Denki Co. Ltd.	3	160
Yamaha Corp.	7	66
Yamaha Motor Co. Ltd.	7	76
The Yokohama Rubber Co. Ltd.	15	72
Yum! Brands, Inc.	57	1,654
Zale Corp. (a)	79	1,348
		185,294

Consumer, Non-cyclical (2.57%)
ABB Grain Ltd.	14	77
ABC Learning Centres Ltd.	18	6
Abertis Infraestructuras SA	4	68
ACCO Brands Corp. (a)	36	102
Adecco SA	2	69
Administaff, Inc.	7	140
Aggreko PLC	10	70
Ajinomoto Co., Inc.	21	178
Alberto-Culver Co.	19	489
Alexion Pharmaceuticals, Inc. (a)	78	3,179

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Alliance Data Systems Corp. (a)	32	1,605
Altria Group, Inc.	109	2,092
American Greetings Corp.	55	642
Anheuser-Busch Co., Inc.	49	3,039
Apollo Group, Inc. (a)	45	3,128
Arbitron, Inc.	35	1,140
Archer-Daniels-Midland Co.	60	1,244
Aryzta AG (a)	2	71
Asahi Breweries Ltd.	16	260
Associated British Foods PLC	6	67
Atkins WS PLC	5	43
Atlantia SpA	4	73
Avery Dennison Corp.	41	1,436
Avis Budget Group, Inc. (a)	114	187
AWB Ltd.	35	61
Babcock International Group PLC	10	62
BearingPoint, Inc. (a)	129	27
Beiersdorf AG	2	108
Benesse Corp.	4	166
Biogen Idec, Inc. (a)	22	936
Bio-Rad Laboratories, Inc. (a)	12	1,025
Blyth, Inc.	20	172
Bowne & Co., Inc.	19	148
Brisa-Auto Estradas de Portugal, SA (BRISA)	8	61
British American Tobacco PLC	27	736
Brown-Forman Corp.	18	795
Bunzl PLC	8	80
C&C Group PLC	13	18
Cadbury PLC	20	183
Capita Group PLC	9	92
Carlsberg A/S	1	39
Carrefour SA	8	336
Casino Guichard Perrachon SA	1	69
Celera Corp. (a)	121	1,369
Celgene Corp. (a)	28	1,799
Central European Distribution Corp. (a)	32	921
Chaoda Modern Agriculture Ltd.	146	100
Charles River Laboratories International, Inc. (a)	22	788
Chemed Corp.	20	876
China Mengniu Dairy Co. Ltd.	31	29
Church & Dwight Co., Inc.	48	2,836
Cintra Concesiones de Infraest	7	62
Clorox Co.	45	2,736
Coca Cola Hellenic Bottling Co.	3	42
Coca-Cola Amatil Ltd.	17	91
Coca-Cola Co.	111	4,891
Coca-Cola West Holdings Co. Ltd.	5	99
Colgate-Palmolive Co.	48	3,012
ConAgra Foods, Inc.	15	261

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Constellation Brands, Inc. (a)	69	865
Convergys Corp. (a)	25	192
Corinthian Colleges, Inc. (a)	55	785
Corn Products International, Inc.	71	1,727
Corporate Executive Board Co.	6	179
Corrections Corporation of America (a)	117	2,236
Cosco Pacific Ltd.	41	29
CSL Ltd.	18	435
Cubist Pharmaceuticals, Inc. (a)	21	533
Dai Nippon Printing Co. Ltd.	23	266
Dairy Crest Group PLC	7	35
Dairy Farm International Holdings Ltd.	38	154
Danisco A/S	1	43
Davis Service Group PLC	9	32
Dean Foods Co. (a)	65	1,421
Del Monte Foods Co.	45	284
Delhaize Group	1	56
Deluxe Corp.	49	596
Diageo PLC	41	628
Dr Pepper Snapple Group, Inc. (a)	3	69
Empire Co. Ltd.	2	76
Enzon Pharmaceuticals, Inc. (a)	30	149
Experian Group Ltd.	16	88
Ezaki GliCo. Co. Ltd.	11	109
Fimalac SA	1	43
Fortune Brands, Inc.	5	191
Foster's Group Ltd.	66	251
Fresh Del Monte Produce, Inc. (a)	63	1,330
FTI Consulting, Inc. (a)	34	1,981
G4S PLC	24	72
Genentech, Inc. (a)	46	3,815
General Mills, Inc.	10	677
Genzyme Corp. (a)	19	1,385
Gilead Sciences, Inc. (a)	92	4,218
Global Payments, Inc.	12	486
Golden Agri-Resources Ltd.	264	34
Goodman Fielder Ltd.	50	55
H&R Block, Inc.	108	2,130
Hansen Natural Corp. (a)	27	684
Hays PLC	33	36
Heineken Holding NV	2	60
Heineken NV	4	134
Henkel KGaA	2	49
Henkel KGaA	-	-
Hershey Co.	51	1,899
Hewitt Associates, Inc. (a)	71	1,980
Hillenbrand, Inc.	13	247
HJ Heinz Co.	9	394
Homeserve PLC	3	61

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Hormel Foods Corp.	17	480
House Foods Corp.	7	112
Human Genome Sciences, Inc. (a)	51	165
Husqvarna AB	8	55
Imperial Tobacco Group PLC	10	268
InBev NV	3	120
InterMune, Inc. (a)	14	206
Intertek Group PLC	5	59
Invitrogen Corp. (a)	38	1,094
Iron Mountain, Inc. (a)	46	1,117
Ito En Ltd.	4	63
ITT Educational Services, Inc. (a)	15	1,315
J Sainsbury PLC	23	105
The JM Smucker Co.	31	1,381
Kagome Co. Ltd.	7	112
Kamigumi Co. Ltd.	13	103
Kao Corp.	17	487
Kerry Group PLC	4	91
Kesko OYJ	2	47
Kikkoman Corp.	8	79
Kimberly-Clark Corp.	16	981
Kirin Holdings Co. Ltd.	32	347
Kokuyo Co. Ltd.	10	70
Koninklijke Ahold NV	19	203
Kose Corp.	4	103
Kraft Foods, Inc.	95	2,768
Lender Processing Services, Inc.	33	761
Lion Corp.	20	129
Lion Nathan Ltd.	15	88
Loblaw Companies Ltd.	2	49
L'Oreal SA	4	301
MacDonald, Dettwiler and Associates Ltd. (a)	2	36
Macquarie Infrastructure Group	89	116
Marine Harvest (a)	85	14
Mastercard, Inc.	1	148
McCormick & Co., Inc.	55	1,851
McKesson Corp.	32	1,177
The Medicines Co. (a)	19	331
Meiji Dairies Corp.	18	81
Meiji Seika Kaisha Ltd.	25	100
Metcash Ltd.	28	75
Metro AG	2	64
Metro, Inc.	3	76
Michael Page International PLC	10	32
Millipore Corp. (a)	22	1,142
Monster Worldwide, Inc. (a)	18	256
Moody's Corp.	9	230
MPS Group, Inc. (a)	167	1,301
Myriad Genetics, Inc. (a)	31	1,956

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Nestle SA	60	2,327
Nichirei Corp.	23	96
Nippon Meat Packers, Inc.	10	134
Nippon Suisan Kaisha Ltd.	19	46
Nissha Printing Co. Ltd.	4	218
Nisshin Seifun Group, Inc.	12	128
Nissin Food Products Co. Ltd.	4	113
Novozymes A/S	1	71
Nutreco Holding NV	1	32
Olam International Ltd.	55	47
Oriflame Cosmetics SA	2	62
OSI Pharmaceuticals, Inc. (a)	8	304
Pacific Brands Ltd.	36	24
Parexel International Corp. (a)	46	478
Park24 Co. Ltd.	11	44
Parmalat SpA	30	52
Paychex, Inc.	13	371
PDL BioPharma, Inc. (a)	18	176
Pepsi Bottling Group, Inc.	42	971
PepsiAmericas, Inc.	14	265
PepsiCo, Inc.	137	7,810
Pernod-Ricard SA	2	129
Pharmaceutical Product Development, Inc.	41	1,270
PHH Corp. (a)	76	613
Philip Morris International, Inc.	260	11,302
Premier Foods PLC	21	9
Pre-Paid Legal Services, Inc. (a)	3	118
Procter & Gamble Co.	248	16,006
QP Corp.	11	126
Quanta Services, Inc. (a)	54	1,067
RalCorp Holdings, Inc. (a)	20	1,354
Randstad Holding NV	3	58
Reckitt Benckiser Group PLC	9	378
Regeneron Pharmaceuticals, Inc. (a)	45	869
Remy Cointreau SA	1	41
Rent-A-Center, Inc. (a)	105	1,533
Rentokil Initial PLC	34	25
Resources Connection, Inc. (a)	17	295
Reynolds American, Inc.	4	196
Robert Half International, Inc.	64	1,208
RR Donnelley & Sons Co.	94	1,558
SABMiller PLC	13	206
Safeway, Inc.	13	277
SAIC, Inc. (a)	174	3,214
Sapporo Holdings Ltd.	18	97
Saputo, Inc.	4	84
Sara Lee Corp.	17	190
SECOM Co. Ltd.	7	261
Securitas AB	7	66

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Serco Group PLC	12	71
Service Corporation International	290	2,001
Shiseido Co. Ltd.	13	260
Smithfield Foods, Inc. (a)	47	494
Societe BIC SA	1	53
Societe Des Autoroutes SA	1	65
Sohgo Security Services Co. Ltd.	7	65
Sotheby's	44	410
Spherion Corp. (a)	42	134
Stantec, Inc. (a)	3	40
Stewart Enterprises, Inc.	62	321
Strayer Education, Inc.	10	2,263
Supervalu, Inc.	96	1,367
Swedish Match AB	6	82
Sysco Corp.	45	1,179
Takara Holdings, Inc.	17	79
Tate & Lyle PLC	9	53
TeleTech Holdings, Inc. (a)	15	136
Tesco PLC	122	666
Thai Beverage PCL	602	83
Ticketmaster (a)	16	155
Tingyi Cayman Islands Holding Corp.	123	129
Toppan Printing Co. Ltd.	22	159
Total System Services, Inc.	85	1,168
Toyo Suisan Kaisha Ltd.	7	179
Transurban Group	32	115
Tree.Com, Inc. (a)	2	5
Tyson Foods, Inc.	142	1,241
Unicharm Corp.	2	142
Unilever NV	26	624
Unilever PLC	20	449
United Rentals, Inc. (a)	77	789
United Therapeutics Corp. (a)	14	1,221
Universal Corp./Richmond VA	26	1,029
UST, Inc.	68	4,596
Valassis Communications, Inc. (a)	32	142
Vertex Pharmaceuticals, Inc. (a)	20	524
Viad Corp.	14	306
VistaPrint Ltd. (a)	33	563
Watson Wyatt Worldwide, Inc.	28	1,189
WD-40 Co.	11	320
Weight Watchers International, Inc.	5	156
The Western Union Co.	86	1,312
Whole Foods Market, Inc.	54	579
Wilmar International Ltd.	81	135
WM Morrison Supermarkets PLC	35	149
Woolworths Ltd.	40	739
Yakult Honsha Co. Ltd.	5	122
Yamazaki Baking Co. Ltd.	14	183

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

		184,436

Energy (2.04%)
Acergy SA	4	26
Advantage Energy Income Fund	3	19
Alpha Natural Resources, Inc. (a)	45	1,610
Amec PLC	8	67
Anadarko Petroleum Corp.	32	1,130
APA Group	31	60
Apache Corp.	22	1,811
ARC Energy Trust	5	76
Arch Coal, Inc.	36	771
Arrow Energy Ltd. (a)	44	72
Atwood Oceanics, Inc. (a)	36	989
Australian Worldwide Exploration Ltd. (a)	37	61
Baker Hughes, Inc.	34	1,188
BG Group PLC	55	808
BJ Services Co.	127	1,632
BP PLC	299	2,441
Cabot Oil & Gas Corp.	6	168
Caltex Australia Ltd.	5	31
Cameron International Corp. (a)	74	1,795
Canadian Natural Resources Ltd.	8	404
Canadian Oil Sands Trust	4	107
Chesapeake Energy Corp.	33	725
Chevron Corp.	111	8,281
China Gas Holdings Ltd.	293	23
Cia Espanola de Petroleos SA	1	88
Cimarex Energy Co.	31	1,254
CNOOC Ltd.	480	390
CNPC (Hong Kong) Ltd.	175	52
ConocoPhillips Co.	80	4,162
Consol Energy, Inc.	43	1,350
Core Laboratories NV	23	1,695
Cosmo Oil Co. Ltd.	22	45
Covanta Holding Corp. (a)	17	367
Crosstex Energy, Inc.	37	378
Delta Petroleum Corp. (a)	77	724
Denbury Resources, Inc. (a)	62	788
Devon Energy Corp.	21	1,698
Diamond Offshore Drilling, Inc.	3	266
Dril-Quip, Inc. (a)	26	642
El Paso Corp.	233	2,260
Enbridge, Inc.	5	174
EnCana Corp.	12	610
Enerplus Resources Fund	2	54
ENI SpA	38	897
ENSCO International, Inc.	36	1,368
Ensign Energy Services, Inc.	6	77

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

EOG Resources, Inc.	18	1,457
Equitable Resources, Inc.	37	1,284
EXCO Resources, Inc. (a)	91	836
Exterran Holdings, Inc. (a)	20	448
Exxon Mobil Corp.	318	23,570
First Solar, Inc. (a)	8	1,150
FMC Technologies, Inc. (a)	33	1,155
Forest Oil Corp. (a)	25	730
Foundation Coal Holdings, Inc.	44	913
Fugro NV	2	71
Global Industries Ltd. (a)	68	173
Grey Wolf, Inc. (a)	283	1,817
Halliburton Co.	86	1,702
Headwaters, Inc. (a)	22	233
Helix Energy Solutions Group, Inc. (a)	11	116
Helmerich & Payne, Inc.	39	1,338
Hercules Offshore, Inc. (a)	34	248
Holly Corp.	30	589
Husky Energy, Inc.	4	120
Idemitsu Kosan Co. Ltd.	1	57
Imperial Oil Ltd.	4	142
ION Geophysical Corp. (a)	37	243
Japan Petroleum Exploration Co.	2	76
John Wood Group PLC	16	62
Lundin Petroleum AB (a)	10	47
Marathon Oil Corp.	30	873
Mariner Energy, Inc. (a)	108	1,554
Murphy Oil Corp.	57	2,886
National Oilwell Varco, Inc. (a)	50	1,495
Neste Oil OYJ	3	47
Nexen, Inc.	7	93
Niko Resources Ltd.	1	44
Nippon Mining Holdings, Inc.	31	91
Nippon Oil Corp.	48	191
Noble Corp.	63	2,029
Noble Energy, Inc.	55	2,850
Occidental Petroleum Corp.	51	2,833
Oceaneering International, Inc. (a)	13	366
Oil Search Ltd.	33	99
Oilexco, Inc. (a)	9	38
OMV AG	2	64
Oneok, Inc.	35	1,117
OPTI Canada, Inc. (a)	5	13
Origin Energy Ltd.	29	302
Parker Drilling Co. (a)	72	369
Patriot Coal Corp. (a)	30	475
Peabody Energy Corp.	20	690
Pengrowth Energy Trust	6	65
Penn Virginia Corp.	30	1,115

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Penn West Energy Trust	3	54
Petro-Canada	8	200
Petrofac Ltd.	12	83
Pride International, Inc. (a)	64	1,203
Q-Cells AG (a)	1	40
Questar Corp.	59	2,033
Quicksilver Resources, Inc. (a)	32	335
Range Resources Corp.	36	1,520
Renewable Energy Corp. AS (a)	3	28
Repsol YPF SA	12	227
Rowan Companies, Inc.	35	635
Royal Dutch Shell PLC - A Shares	38	1,047
Royal Dutch Shell PLC - B Shares	42	1,121
Saint Mary Land & Exploration Co.	41	1,020
Saipem SpA	4	74
Santos Ltd.	20	179
Saras SpA	18	63
SBM Offshore NV	3	52
Schlumberger Ltd.	101	5,217
Seacor Holdings, Inc. (a)	16	1,075
Seadrill Ltd.	5	48
Showa Shell Sekiyu KK	9	71
Singapore Petroleum Co. Ltd.	25	35
Smith International, Inc.	60	2,069
Solarworld AG	2	50
Southwestern Energy Co. (a)	108	3,847
Spectra Energy Corp.	19	367
StatoilHydro ASA	19	369
Suncor Energy, Inc.	14	336
Sunoco, Inc.	52	1,586
Superior Energy Services, Inc. (a)	77	1,642
Talisman Energy, Inc.	16	158
Technip SA	2	59
Tesoro Corp.	65	629
Tetra Technologies, Inc. (a)	90	626
TonenGeneral Sekiyu KK	11	92
Total SA	35	1,910
TransCanada Corp.	8	242
Transocean, Inc.	28	2,305
Trican Well Service Ltd.	6	56
Tullow Oil PLC	11	93
Ultra Petroleum Corp. (a)	48	2,234
UTS Energy Corp. (a)	19	15
Valero Energy Corp.	27	556
Verbund AG	2	94
Walter Industries, Inc.	50	1,938
Weatherford International Ltd. (a)	72	1,215
Westernzagros Resources Ltd. (a)	3	2
Whiting Petroleum Corp. (a)	41	2,132

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Williams Companies, Inc.	60	1,258
Woodside Petroleum Ltd.	15	417
XTO Energy, Inc.	34	1,223
		145,790

Financial (4.29%)
The 77 Bank Ltd.	16	74
Aareal Bank AG	2	16
ACE Ltd.	10	574
Acom Co. Ltd.	3	113
Admiral Group PLC	7	103
Aegon NV	22	89
Aeon Credit Service Co. Ltd.	8	84
Aeon Mall Co. Ltd.	4	97
Affiliated Managers Group, Inc. (a)	5	232
AGF Management Ltd.	3	33
Agile Property Holdings Ltd.	61	19
The Aichi Bank Ltd.	1	72
Aiful Corp.	4	18
Aioi Insurance Co. Ltd.	18	72
The Akita Bank Ltd.	22	91
Alexandria Real Estate Equities, Inc.	22	1,529
Allco Finance Group Ltd.	12	1
Alleanza Assicurazioni SpA	9	60
Alleghany Corp. (a)	1	282
Allgreen Properties Ltd.	91	24
Allianz SE	7	531
Allied Irish Banks PLC	14	76
Allied World Assurance Co.	6	192
The Allstate Corp.	21	554
Alpha Bank AE	6	87
AMB Property Corp.	25	601
AMBAC Financial Group, Inc.	397	1,064
Amcore Financial, Inc.	15	70
American Express Co.	101	2,778
American Financial Group, Inc.	13	295
American National Insurance Co.	3	205
AmeriCredit Corp. (a)	155	908
Ameriprise Financial, Inc.	6	130
Amlin PLC	16	82
AMP Ltd.	62	223
Anchor BanCorp. Wisconsin, Inc.	13	74
Anglo Irish Bank Corp. PLC	11	34
Annaly Capital Management, Inc.	158	2,196
Aon Corp.	5	212
Apartment Investment & Management Co.	18	263
Arch Capital Group Ltd. (a)	24	1,674
Arthur J Gallagher & Co.	18	438
Ascendas Real Estate Investment Trust	61	65

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Aspen Insurance Holdings Ltd.	17	390
Assicurazioni Generali SpA	19	476
Associated Banc Corp.	45	993
Assurant, Inc.	31	790
Assured Guaranty Ltd.	82	921
Astoria Financial Corp.	16	304
ASX Ltd.	6	119
Australia & New Zealand Banking Group	60	692
AvalonBay Communities, Inc.	20	1,420
Aviva PLC	40	237
The Awa Bank Ltd.	23	142
AXA Asia Pacific Holdings Ltd.	30	88
AXA SA	28	530
Axis Capital Holdings Ltd.	43	1,225
Azimut Holding SpA	6	34
Babcock & Brown Ltd.	9	8
Baloise Holding AG	1	53
Banca Carige SpA	23	49
Banca Monte dei Paschi di Sien EU	19	37
Banca Popolare di Milano Scarl	7	41
Banco Bilbao Vizcaya Arg.	55	630
Banco BPI SA	12	25
Banco Comercial Portugues SA	52	61
Banco de Valencia SA	8	74
Banco Espirito Santo SA	5	48
Banco Pastor SA	5	41
Banco Popular Espanol SA	12	108
Banco Santander SA	98	1,049
BanCorpsouth, Inc.	73	1,772
Bank of America Corp.	272	6,574
Bank of East Asia Ltd.	51	99
Bank of Ireland	15	45
The Bank of Ikeda Ltd.	2	80
The Bank of Kyoto Ltd.	12	124
The Bank of Nagoya Ltd.	17	100
Bank of Montreal	8	286
Bank of New York Mellon Corp.	71	2,315
Bank of Nova Scotia	15	418
Bank of Queensland Ltd.	7	62
The Bank of Yokohama Ltd.	46	216
Bankinter SA	6	64
Barclays PLC	101	291
BB&T Corp.	16	574
Bellevue Group AG	1	34
Bendigo Bank Ltd.	16	140
BioMed Realty Trust, Inc.	64	899
BNP Paribas SA	14	999
BOC Hong Kong Holdings Ltd.	118	131
BOK Financial Corp.	5	239

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Bolsas Y Mercados Espanoles SA	2	49
Boston Properties, Inc.	5	354
Bradford & Bingley PLC	13	4
Brandywine Realty Trust	83	717
BRE Properties, Inc.	34	1,184
Brit Insurance Holdings PLC	16	47
British Land Co. PLC	8	79
Brookfield Asset Management, Inc.	9	158
Cambridge Industrial Trust	60	10
Camden Property Trust	9	303
Canadian Imperial Bank of Commerce	5	227
CapitaCommercial Trust	62	41
Capital One Financial Corp.	13	509
CapitaLand Ltd.	55	106
CapitalSource, Inc.	61	451
CapitaMall Trust	44	56
Cathay General BanCorp.	53	1,297
Catlin Group Ltd.	11	61
Cattles PLC	14	7
CB Richard Ellis Group, Inc. (a)	83	582
CBL & Associates Properties, Inc.	91	840
Centro Properties Group	28	1
CFS Retail Property Trust	66	89
Challenger Financial Services Group Ltd.	23	25
The Charles Schwab Corp.	54	1,032
Cheung Kong Holdings Ltd.	48	449
Cheung Kong Infrastructure Holdings Co.	30	109
The Chiba Bank Ltd.	30	143
China Everbright Ltd.	46	41
China Insurance International Holdings Co.	44	101
China Overseas Land & Investments Ltd.	116	127
China Resources Land Ltd.	59	58
Chinese Estates Holdings Ltd.	59	44
Chubb Corp.	12	622
The Chugoku Bank Ltd.	8	108
Chuo Mitsui Trust Holdings, Inc.	33	125
Cincinnati Financial Corp.	46	1,196
CIT Group, Inc.	90	373
CITIC International Financial Holdings Ltd.	129	82
Citigroup, Inc.	271	3,699
Citizens Republic BanCorp., Inc.	49	145
City Developments Ltd.	16	68
City National Corp.	7	375
CME Group, Inc.	5	1,411
CNP Assurances SA	1	80
Colonial BancGroup, Inc.	28	115
Colonial Properties Trust	52	548
Comerica, Inc.	58	1,600
Commerce Bancshares, Inc.	26	1,229

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Commerzbank AG	9	98
Commonwealth Bank of Australia	43	1,151
Commonwealth Property Office Fund	79	69
Conseco, Inc. (a)	38	71
Corio NV	1	53
Corporacion Financiera Alba, SA	1	29
Corporate Office Properties Trust	38	1,181
Credit Agricole SA	11	157
Credit Saison Co. Ltd.	6	62
Credit Suisse Group	16	599
Cullen/Frost Bankers, Inc.	13	728
Dah Sing Financial Holdings Ltd.	12	29
Daishi Bank Ltd.	25	96
Daito Trust Cons Ltd.	3	125
Daiwa Securities Group, Inc.	46	252
Danske Bank A/S	7	103
DB RREEF Trust	95	47
DBS Group Holdings Ltd.	37	275
DCT Industrial Trust, Inc.	160	789
Delphi Financial Group, Inc.	59	929
Derwent London PLC	3	35
Deutsche Bank AG	8	305
Deutsche Boerse AG	3	238
Deutsche Postbank AG	1	20
Developers Diversified Realty Corp.	52	685
Dexia SA	9	47
DiamondRock Hospitality Co.	94	487
Digital Realty Trust, Inc.	41	1,373
Dime Community Bancshares, Inc.	47	785
DnB NOR ASA	11	63
Duke Realty Corp.	53	748
E*Trade Financial Corp. (a)	584	1,063
EFG Eurobank Ergasias SA	4	43
Endurance Specialty Holdings Ltd.	11	333
Equity Lifestyle Properties, Inc.	28	1,176
Equity Residential Property Trust	9	314
Erie Indemnity Co.	10	372
Erste Bank der Oesterreichisch AG	3	79
Essex Property Trust, Inc.	25	2,433
Eurazeo	1	60
Eurocommercial Properties NV	2	66
Everest Re Group Ltd.	28	2,092
Fannie Mae	34	32
Federal Realty Investment Trust	22	1,348
Federated Investors, Inc.	36	871
FelCor Lodging Trust, Inc.	40	120
Fidelity National Financial, Inc.	81	730
Fifth Third BanCorp.	14	152
First American Corp.	42	857

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

First BanCorp.	41	419
First Horizon National Corp.	24	282
First Industrial Realty Trust, Inc.	61	631
First Marblehead Corp.	13	22
First Midwest BanCorp., Inc.	54	1,199
First Niagara Financial Group	114	1,798
FirstFed Financial Corp. (a)	7	63
FirstMerit Corp.	81	1,889
FKP Property Group	18	14
FNB Corp.	71	930
Fondiaria-Sai SpA	2	37
Forest City Enterprises, Inc.	9	107
Forestar Real Estate Group, Inc. (a)	38	333
Fortis (a)	20	23
Franklin Resources, Inc.	19	1,292
Franklin Street Properties Corp.	75	887
Fraser and Neave Ltd.	36	66
Freddie Mac	20	21
Fremont General Corp. (a)	40	2
Friedman Billings Ramsey Group	80	50
Friends Provident PLC	33	37
Frontier Financial Corp.	30	200
Fuji Fire & Marine Insurance Co.	28	55
Fulton Financial Corp.	165	1,733
Fuyo General Lease Co. Ltd.	3	42
Genting International PLC (a)	184	45
Genworth Financial, Inc.	13	63
Goldcrest Co. Ltd.	2	29
Goldman Sachs Group, Inc.	22	2,035
Goodman Group	48	30
GPT Group	68	34
Gramercy Capital Corp.	24	64
Great Eagle Holdings Ltd.	29	32
Great Eastern Holdings Ltd.	9	56
Great Portland Estates PLC	8	36
Great-West Lifeco, Inc.	4	85
Greentown China Holdings Ltd.	45	13
Guaranty Financial Group, Inc. (a)	4	8
The Gunma Bank Ltd.	16	80
Guoco Group Ltd.	7	41
GZI Real Estate Investment Trust	90	17
Hachijuni Bank Ltd.	17	82
Hammerson PLC	4	46
Hang Lung Group Ltd.	28	87
Hang Lung Properties Ltd.	60	142
Hang Seng Bank Ltd.	23	282
Hannover Rueckversicherung AG	2	50
Hartford Financial Services Group, Inc.	23	237
Hbos PLC	59	94

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

HCC Insurance Holdings, Inc.	60	1,324
HCP, Inc.	70	2,095
Health Care REIT, Inc.	106	4,718
Healthcare Realty Trust, Inc.	56	1,431
Heiwa Real Estate Co. Ltd.	15	41
Henderson Group PLC	27	23
Henderson Investment Ltd.	66	3
Henderson Land Development Corp.	35	122
Higo Bank Ltd.	16	87
Hiroshima Bank Ltd.	21	76
The Hokkoku Bank Ltd.	25	93
Hokuhoku Financial Group, Inc.	46	89
Home Properties, Inc.	26	1,053
Hong Kong Exchanges and Clearing Ltd.	35	342
Hongkong Land Holdings Ltd.	61	162
Hopewell Holdings Ltd.	25	76
Hopson Development Holdings Ltd.	30	10
Horace Mann Educators Corp.	29	231
Hospitality Properties Trust	35	355
Host Hotels & Resorts, Inc.	222	2,295
HRPT Properties Trust	224	809
HSBC Holdings PLC	180	2,208
Hudson City BanCorp., Inc.	207	3,894
Huntington Bancshares, Inc.	114	1,077
The Hyakugo Bank Ltd.	17	94
The Hyakujushi Bank Ltd.	21	104
Hypo Real Estate Holding AG	1	6
Hysan Development Co. Ltd.	42	64
ICAP PLC	11	54
ICBC Asia	44	45
IG Group Holdings PLC	16	74
IGM Financial, Inc.	2	60
Immoeast AG (a)	8	10
Immofinanz AG	9	10
Industrial Alliance Insurance	3	62
IndyMac BanCorp., Inc.	39	2
ING Canada, Inc.	2	54
ING Groep NV	32	295
ING Industrial Fund	51	11
ING Office Fund	75	55
Insurance Australia Group Ltd.	59	149
IntercontinentalExchange, Inc. (a)	24	2,053
International Bancshares Corp.	75	1,948
Intesa Sanpaolo RNC	15	44
Intesa Sanpaolo SpA	148	536
Invesco Ltd.	135	2,013
Investec PLC	9	34
Investment Technology Group, Inc. (a)	29	592
Investor AB - A Shares	4	57

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Investor AB - B Shares	7	103
IPC Holdings Ltd.	14	387
Irish Life & Permanent PLC	4	12
iStar Financial, Inc.	27	29
IVG Immobilien AG	3	20
Iyo Bank Ltd.	12	127
JafCo. Co. Ltd.	2	53
Janus Capital Group, Inc.	52	610
Japan Securities Finance Co. Ltd.	8	36
Jefferies Group, Inc.	20	317
Jones Lang LaSalle, Inc.	6	198
The Joyo Bank Ltd.	27	125
The Juroku Bank Ltd.	18	65
JPMorgan Chase & Co.	202	8,333
Jyske Bank A/S (a)	1	30
The Kagoshima Bank Ltd.	15	94
KBC Groep NV	3	128
The Keiyo Bank Ltd.	19	84
Keppel Land Ltd.	20	25
Kerry Properties Ltd.	15	37
KeyCorp.	159	1,945
Kilroy Realty Corp.	26	836
Kimco Realty Corp.	68	1,535
Kinnevik Investment AB	6	46
Kiyo Holdings, Inc.	71	113
Knight Capital Group, Inc. (a)	99	1,432
Kowloon Development Co. Ltd.	49	16
Kungsleden AB	8	38
Land Securities Group PLC	7	123
LaSalle Hotel Properties	49	690
Legal & General Group PLC	101	116
Lend Lease Corp. Ltd.	11	51
Leopalace21 Corp.	4	29
Lexington Realty Trust	40	321
Liberty International PLC	5	55
Liberty Property Trust	50	1,193
Lincoln National Corp.	8	138
Link REIT	55	95
Lloyds TSB Group PLC	87	277
Loews Corp.	13	432
London Stock Exchange Group PLC	4	36
M&T Bank Corp.	34	2,757
The Macerich Co.	29	853
Mack-Cali Realty Corp.	12	273
Macquarie Communications Infrastructure Group	21	22
Macquarie CountryWide Trust	64	10
Macquarie Group Ltd.	8	156
Macquarie Office Trust	83	16
Man Group PLC	25	143

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Manulife Financial Corp.	24	480
Mapfre SA	23	73
Markel Corp. (a)	2	702
Marsh & McLennan Companies, Inc.	16	469
Marshall & Ilsley Corp.	77	1,388
Max Capital Group Ltd.	69	1,101
MBIA, Inc.	128	1,258
Mediobanca SpA	6	68
Meinl European Land Ltd. (a)	5	23
Mercury General Corp.	6	308
Merrill Lynch & Co., Inc.	42	781
Merrill Lynch Canada, Inc.	1	18
MetLife, Inc.	32	1,063
MGIC Investment Corp.	15	58
MI Developments, Inc.	3	36
Mid-America Apartment Communities	30	1,057
Millea Holdings, Inc.	27	806
Mirvac Group	33	29
Mitsubishi Estate Co. Ltd.	45	780
Mitsubishi UFJ Financial Group	1,684	10,222
Mitsubishi UFJ Lease & Finance Co. Ltd.	2	47
Mitsui Fudosan Co. Ltd.	29	491
Mitsui Sumitomo Insurance Group	14	380
Mizuho Financial Group, Inc.	2	4,710
Mizuho Trust & Banking Co. Ltd.	56	64
Montpelier Re Holdings Ltd.	16	229
Morgan Stanley	60	1,048
Muenchener Rueckversicherungs AG	3	401
Musashino Bank Ltd.	2	59
The Nanto Bank Ltd.	21	97
The Nasdaq Stock Market, Inc. (a)	28	909
National Australia Bank Ltd.	53	845
National Bank of Canada	2	75
National Bank of Greece SA	7	153
National Financial Partners Co.	26	173
National Retail Properties, Inc.	71	1,266
Nationwide Financial Services, Inc.	66	3,122
Nationwide Health Properties, Inc.	95	2,835
New World Development Ltd.	74	60
New York Community BanCorp., Inc.	108	1,691
NewAlliance Bancshares, Inc.	115	1,587
Newcastle Investment Corp.	29	117
Nexity Financial Corp.	1	9
Nipponkoa Insurance Co. Ltd.	27	159
The Nishi-Nippon City Bank Ltd.	32	68
Nissay Dowa General Insurance Co. Ltd.	19	83
Nomura Holdings, Inc.	163	1,492
Nomura Real Estate Holdings	4	76
Nordea Bank AB	32	251

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Northern Rock PLC (a)	7	10
NYSE Euronext, Inc.	10	302
Ogaki Kyoritsu Bank Ltd.	22	107
Oita Bank Ltd.	17	104
Okasan Holdings, Inc.	17	72
OKO Bank PLC	6	80
Old Mutual PLC	85	69
Old National BanCorp.	107	2,027
Old Republic International Corp.	120	1,105
Onex Corp.	3	52
ORIX Corp.	3	300
Oversea-Chinese Banking Corp.	82	271
Pacific Capital BanCorp. NA	75	1,473
Pargesa Holding SA	1	76
Park National Corp.	4	291
PartnerRe Ltd.	20	1,354
Pennsylvania Real Estate Investment Trust	62	784
People's United Financial, Inc.	73	1,278
Perpetual Ltd.	2	46
Philadelphia Consolidated Holding Corp. (a)	39	2,281
The Phoenix Companies, Inc.	165	1,068
Piper Jaffray Companies (a)	6	237
Piraeus Bank SA	5	63
Platinum Underwriters Holdings Ltd.	54	1,714
The PMI Group, Inc.	16	40
PNC Financial Services Group, Inc.	10	667
Popular, Inc.	96	730
Post Properties, Inc.	42	937
Power Corporation of Canada	5	109
Power Financial Corp.	4	100
Principal Financial Group, Inc.	8	152
ProAssurance Corp. (a)	21	1,154
Promise Co. Ltd.	4	70
Prosperity Bancshares, Inc.	61	2,026
Prosperity REIT	172	18
Protective Life Corp.	15	125
Provident Bankshares Corp.	17	181
Provident Financial Services, Inc.	33	484
Prudential Financial, Inc.	30	900
Prudential PLC	38	193
PSP Swiss Property AG	2	86
Public Storage, Inc.	5	408
QBE Insurance Group Ltd.	28	474
Quintain Estates & Development PLC	6	8
Radian Group, Inc.	15	54
Raiffeisen International Bank-Holding AG	1	31
RAIT Financial Trust	34	130
Ratos AB	3	52
Raymond James Financial, Inc.	18	419

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Realty, Income Corp.	96	2,220
Redwood Trust, Inc.	31	472
Regency Centers Corp.	28	1,105
Regions Financial Corp.	21	233
Reinet Investments SCA (a)	1	11
Reinsurance Group Of America, Inc. - A Shares	7	261
RenaissanceRe Holdings Ltd.	33	1,515
RioCan REIT	5	70
RLI Corp.	8	459
Royal & Sun Alliance Insurance Group PLC	46	102
Royal Bank of Canada	20	778
Royal Bank of Scotland Group PLC	149	162
Saint George Bank Ltd.	18	331
Sampo Oyj	8	159
San-In Godo Bank Ltd.	12	85
Schroders PLC	4	51
Segro PLC	9	41
Selective Insurance Group	53	1,259
Senior Housing Properties Trust	79	1,514
The Senshu Bank Ltd.	43	75
Shenzhen Investment Ltd.	125	13
The Shiga Bank Ltd.	17	105
Shimao Property Holdings Ltd.	40	21
Shinko Securities Co. Ltd.	22	53
Shinsei Bank Ltd.	49	73
The Shizuoka Bank Ltd.	23	198
Shui On Land Ltd.	103	23
Shun Tak Holdings Ltd.	69	13
Simon Property Group, Inc.	16	1,072
Singapore Exchange Ltd.	35	120
Sino Land Co	48	40
Skandinaviska Enskilda Banken AB	8	77
SL Green Realty Corp.	15	631
Societa Cattolica di Assicuraz	2	73
Societe Generale	7	376
Sompo Japan Insurance, Inc.	33	223
The South Financial Group, Inc.	112	651
Sovereign BanCorp., Inc.	124	360
Standard Chartered PLC	22	359
Standard Life PLC	32	123
State Street Corp.	18	780
Sterling Bancshares, Inc.	39	310
Sterling Financial Corp.	85	722
Stockland Trust Group	47	124
Storebrand ASA	7	16
Strategic Hotels & Resorts, Inc.	119	589
Sumitomo Mitsui Financial Group, Inc.	1	3,878
Sumitomo Real Estate Sales Co.	1	27
Sumitomo Realty & Development Ltd.	16	253

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sumitomo Trust & Banking Co. Ltd.	55	245
Sun Hung Kai Properties Ltd.	45	380
Sun Life Financial, Inc.	9	212
SunCorp.-Metway Ltd.	31	165
Sunstone Hotel Investors, Inc.	69	452
Suntec REIT	87	41
SunTrust Banks, Inc.	18	723
Suruga Bank Ltd.	9	82
Susquehanna Bancshares, Inc.	130	2,014
SVB Financial Group (a)	26	1,338
Svenska Handelsbanken AB	8	144
Swedbank AB	6	48
Swiss Reinsurance AG	6	247
SWS Group, Inc.	19	353
Sydbank A/S	2	31
Synovus Financial Corp.	141	1,457
T Rowe Price Group, Inc.	62	2,451
T&D Holdings, Inc.	8	296
Takefuji Corp.	4	31
Taubman Centers, Inc.	35	1,163
TCF Financial Corp.	23	408
TD Ameritrade Holding Corp. (a)	9	120
The Toho Bank Ltd.	25	105
Tokai Tokyo Securities Co. Ltd.	19	51
Tokyo Tatemono Co. Ltd.	10	40
The Tokyo Tomin Bank Ltd.	3	40
Tokyu Land Corp.	15	41
Torchmark Corp.	29	1,211
Toronto-Dominion Bank	35	1,367
The Travelers Companies, Inc.	24	1,021
Trustco Bank Corp.	50	609
Trustmark Corp.	81	1,662
TrygVesta AS	1	60
UBS AG (a)	29	484
UCBH Holdings, Inc.	116	612
UDR, Inc.	50	988
Umpqua Holdings Corp.	100	1,702
Unibail-Rodamco	1	149
UniCredit SpA	189	455
UnionBanCal Corp.	10	734
Unione di Banche Italiane SCPA	10	167
Unipol Gruppo Finanziario SpA	32	56
United Bankshares, Inc.	48	1,531
United Industrial Corp. Ltd.	53	47
United Overseas Bank Ltd.	40	351
Unitrin, Inc.	10	210
Unum Group	164	2,583
UOL Group Ltd.	30	38
Urban Corp.	7	-

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

US BanCorp.	108	3,219
Valad Property Group	68	4
Valley National BanCorp	22	418
Van Lanschot NV	1	57
Vastned Retail NV	1	51
Ventas, Inc.	59	2,128
Wachovia Corp.	119	763
Washington Federal, Inc.	83	1,462
Washington Mutual, Inc.	26	2
Webster Financial Corp.	60	1,112
Weingarten Realty Investors	15	307
Wells Fargo & Co.	185	6,299
Westfield Group	60	654
Westpac Banking Corp.	61	822
Wheelock & Co. Ltd.	42	62
White Mountains Insurance Group Ltd.	3	1,034
Whitney Holding Corp.	65	1,235
Willis Group Holdings Ltd.	100	2,624
Wilmington Trust Corp.	12	345
Wing Hang Bank Ltd.	9	41
Wing Lung Bank Ltd.	10	197
Wing Tai Holdings Ltd.	44	19
WR Berkley Corp.	117	3,073
XL Capital Ltd.	5	48
Yamaguchi Financial Group, Inc.	9	84
The Yamanashi Chuo Bank Ltd.	17	94
Yanlord Land Group Ltd.	51	24
Zenith National Insurance Corp.	40	1,313
Zions Bancorporation	46	1,752
Zurich Financial Services AG	2	401
		307,143

Healthcare (2.00%)
Abbott Laboratories	85	4,688
Advanced Medical Optics, Inc. (a)	9	56
Aetna, Inc.	48	1,194
Affymetrix, Inc. (a)	9	33
Alcon, Inc.	3	264
Alfresa Holdings Corp.	2	86
Alkermes, Inc. (a)	80	790
Allergan, Inc.	22	873
American Medical Systems Holdings, Inc. (a)	27	292
Amerigroup Corp. (a)	35	875
AmerisourceBergen Corp.	59	1,845
Amylin Pharmaceuticals, Inc. (a)	21	214
Arthrocare Corp. (a)	34	707
Astellas Pharma, Inc.	18	711
AstraZeneca PLC	23	974
Barr Pharmaceuticals, Inc. (a)	41	2,635

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Baxter International, Inc.	61	3,690
Beckman Coulter, Inc.	25	1,248
Becton Dickinson & Co.	17	1,180
BioMarin Pharmaceutical, Inc. (a)	91	1,667
Biovail Corp.	6	52
Boston Scientific Corp. (a)	101	912
Bristol-Myers Squibb Co.	122	2,507
Brookdale Senior Living, Inc.	6	52
Celesio AG	2	59
Cephalon, Inc. (a)	26	1,865
Cepheid, Inc. (a)	53	629
Chugai Pharmaceutical Co. Ltd.	9	126
Cigna Corp.	9	147
Cochlear Ltd.	2	76
Coloplast A/S	1	73
Community Health Systems, Inc. (a)	42	861
Covance, Inc. (a)	25	1,250
Coventry Health Care, Inc. (a)	55	725
CR Bard, Inc.	25	2,206
CV Therapeutics, Inc. (a)	23	215
Daiichi Sankyo Co. Ltd.	23	467
Dainippon Sumitomo Pharma Co.	11	86
DaVita, Inc. (a)	27	1,532
Dentsply International, Inc.	36	1,094
Edwards Lifesciences Corp. (a)	39	2,061
Eisai Co. Ltd.	9	288
Elan Corp. PLC (a)	7	52
Elekta AB	6	75
Eli Lilly & Co.	60	2,029
Endo Pharmaceuticals Holdings (a)	21	389
Essilor International SA	3	134
Express Scripts, Inc. (a)	24	1,455
Fisher & Paykel Healthcare Corp.	42	73
Forest Laboratories, Inc. (a)	37	860
Fresenius Medical Care AG & Co.	3	136
Fresenius SE	1	59
Gen-Probe, Inc. (a)	36	1,694
Getinge AB	5	69
GlaxoSmithKline PLC	94	1,811
Grifols SA	5	99
Haemonetics Corp. (a)	30	1,772
Health Management Associates, Inc. (a)	327	687
Health Net, Inc. (a)	43	554
Healthscope Ltd.	23	66
Healthsouth Corp. (a)	54	677
Healthways, Inc. (a)	24	242
Hengan International Group Co.	32	88
Henry Schein, Inc. (a)	23	1,077
Herbalife Ltd.	7	171

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Hill-Rom Holdings, Inc.	13	296
Hisamitsu Pharmaceutical Co., Inc.	4	166
Hologic, Inc. (a)	22	269
Idexx Laboratories, Inc. (a)	59	2,076
Immucor, Inc. (a)	47	1,248
Intuitive Surgical, Inc. (a)	13	2,246
Invacare Corp.	17	309
Inverness Medical Innovations, Inc. (a)	54	1,034
Johnson & Johnson	154	9,446
Kinetic Concepts, Inc. (a)	8	194
King Pharmaceuticals, Inc. (a)	133	1,169
Kobayashi Pharmaceutical Co. Ltd.	3	96
Kyowa Hakko Kogyo Co. Ltd.	8	65
Laboratory Corporation of America Holdings (a)	29	1,783
LifePoint Hospitals, Inc. (a)	80	1,918
Luxottica Group SpA	3	60
Magellan Health Services, Inc. (a)	26	960
Medarex, Inc. (a)	151	1,062
Medco Health Solutions, Inc. (a)	52	1,973
Mediceo Paltac Holdings Co. Ltd.	7	75
Medtronic, Inc.	90	3,630
Mentor Corp.	12	203
Merck & Co., Inc.	131	4,054
Merck KGAA	1	89
Miraca Holdings, Inc.	6	95
Mitsubishi Tanabe Pharma Corp.	9	93
Mochida Pharmaceutical Co. Ltd.	12	112
Mylan, Inc. (a)	107	917
NBTY, Inc. (a)	48	1,122
Nektar Therapeutics (a)	30	166
Nipro Corp.	5	76
Novartis AG	38	1,913
Novo Nordisk A/S	6	320
NuVasive, Inc. (a)	33	1,554
Odyssey HealthCare, Inc. (a)	26	249
Omega Pharma SA	1	37
Omnicare, Inc.	27	744
Ono Pharmaceutical Co. Ltd.	4	176
Onyx Pharmaceuticals, Inc. (a)	36	971
Orion Oyj	4	59
Parkway Holdings Ltd.	42	44
Patterson Companies, Inc. (a)	52	1,317
Pediatrix Medical Group, Inc. (a)	34	1,314
Pfizer, Inc.	361	6,393
PharMerica Corp. (a)	8	164
Psychiatric Solutions, Inc. (a)	37	1,232
Qiagen NV (a)	6	86
Quest Diagnostics, Inc.	6	281
Resmed, Inc. (a)	12	411

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Rhoen Klinikum AG	4	87
Roche Holding AG Genus	11	1,676
Rohto Pharmaceutical Co. Ltd.	10	112
Saint Jude Medical, Inc. (a)	40	1,521
Sanofi-Aventis SA	16	1,008
Santen Pharmaceutical Co. Ltd.	5	126
Savient Pharmaceuticals, Inc. (a)	23	109
Schering-Plough Corp.	107	1,550
Sepracor, Inc. (a)	16	213
Shimadzu Corp.	10	67
Shionogi & Co. Ltd.	11	185
Shire Ltd.	9	119
Sigma Pharmaceuticals Ltd.	68	57
Smith & Nephew PLC	14	128
Sonic Healthcare Ltd.	9	82
Sonova Holding AG	1	41
Stada Arzneimittel AG	2	61
STERIS Corp.	60	2,042
Stryker Corp.	32	1,711
Sunrise Senior Living, Inc. (a)	54	163
Suzuken Co. Ltd.	3	64
Synthes, Inc.	1	129
Sysmex Corp.	3	92
Taisho Pharmaceutical Co. Ltd.	8	143
Takeda Pharmaceutical Co. Ltd.	27	1,324
Techne Corp.	27	1,864
Tenet Healthcare Corp. (a)	679	2,974
Terumo Corp.	7	286
Theravance, Inc. (a)	18	122
Tsumura & Co.	6	152
UCB SA	2	51
UnitedHealth Group, Inc.	112	2,658
Universal Health Services, Inc.	8	336
Valeant Pharmaceuticals International (a)	110	2,065
Varian Medical Systems, Inc. (a)	31	1,411
VCA Antech, Inc. (a)	56	1,014
Watson Pharmaceuticals, Inc. (a)	56	1,465
WellCare Health Plans, Inc. (a)	5	120
WellPoint, Inc. (a)	24	932
West Pharmaceutical Services, Inc.	27	1,077
William Demant Holding A/S (a)	1	37
Wyeth	83	2,670
Zimmer Holdings, Inc. (a)	27	1,253
		143,138

Holding Companies (0.03%)
Ackermans & Van Haaren NV	1	57
Beijing Enterprises Holdings LLC	25	97
China Merchants Holdings International Co.	33	77

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

China Resources Enterprise Ltd.	35	68
Citic Resources Holdings Ltd. (a)	148	11
First Pacific Co.	148	59
GEA Group AG	3	43
Greene King PLC	5	26
Groupe Bruxelles Lambert SA	1	73
Guangdong Investment Ltd.	162	48
Guangzhou Investment Co. Ltd.	339	24
Hutchison Whampoa Ltd.	70	370
IFIL - Investments SpA	10	31
Inmarsat PLC	13	88
Jardine Matheson Holdings Ltd.	14	329
Jardine Strategic Holdings Ltd.	13	155
LVMH Moet Hennessy Louis Vuitton	4	264
Melco International Development Ltd.	75	13
Noble Group Ltd.	116	81
NWS Holdings Ltd.	45	46
Shanghai Industrial Holdings Ltd.	25	39
Sherritt International Corp.	7	22
Swire Pacific Ltd. - A Shares	26	179
Swire Pacific Ltd. - B Shares	47	61
Washington H Soul Pattinson & Co.	13	76
Wharf Holdings Ltd.	40	78
		2,415

Industrial (2.83%)
3M Co.	40	2,572
AAR Corp. (a)	14	224
ABB Ltd.	35	451
Actividades de Construccion y Servicios SA (ACS)	3	111
Actuant Corp.	38	681
Acuity Brands, Inc.	34	1,189
Advantest Corp.	6	84
Aeroports de Paris	1	59
AGFA-Gevaert NV	5	21
Agilent Technologies, Inc. (a)	16	355
Albany International Corp.	31	451
Alfa Laval AB	8	56
Alliant Techsystems, Inc. (a)	23	1,895
Allied Waste Industries, Inc. (a)	155	1,615
Alps Electric Co. Ltd.	11	59
Alstom SA	4	195
Amada Co. Ltd.	13	58
Amcor Ltd.	30	116
Ametek, Inc.	42	1,397
Amphenol Corp.	45	1,289
Ansell Ltd.	11	92
Applied Biosystems, Inc. †	77	2,374
Aptargroup, Inc.	43	1,304

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Arkansas Best Corp.	15	438
Arriva PLC	7	68
Asahi Glass Co. Ltd.	39	240
Asahi Pretec Corp.	3	27
Assa Abloy AB	5	55
Astec Industries, Inc. (a)	8	203
Auckland International Airport	43	46
Avnet, Inc. (a)	39	653
BAE Systems PLC	52	292
Balfour Beatty PLC	12	48
BE Aerospace, Inc. (a)	89	1,145
Belden, Inc.	30	625
Bemis Co., Inc.	21	522
Benchmark Electronics, Inc. (a)	83	995
Bilfinger Berger AG	1	46
Boeing Co.	67	3,502
Bombardier, Inc.	22	85
Boral Ltd.	20	60
Bouygues	4	169
Briggs & Stratton Corp.	32	504
The Brink's Co.	25	1,212
Brother Industries Ltd.	9	60
Bucyrus International, Inc.	52	1,255
Burlington Northern Santa Fe	22	1,959
Buzzi Unicem SpA	3	36
Cabcharge Australia Ltd.	10	46
CAE, Inc.	8	47
Campbell Brothers Ltd.	5	80
Canadian National Railway Co.	7	304
Canadian Pacific Railway Ltd.	2	91
Cargotec Corp.	2	28
Carillion PLC	13	43
Carlisle Companies, Inc.	42	977
Casio Computer Co. Ltd.	9	57
Central Glass Co. Ltd.	19	59
Ceradyne, Inc. (a)	10	235
CH Robinson Worldwide, Inc.	57	2,951
Charter International PLC	5	33
Checkpoint Systems, Inc. (a)	47	593
China Grand Forestry Resources (a)	264	9
Chiyoda Corp.	6	34
Cie de Saint-Gobain SA	6	230
Cimpor Cimentos de Portugal SG	11	50
Clarcor, Inc.	49	1,734
Cobham PLC	28	85
Cognex Corp.	55	881
Coherent, Inc. (a)	10	253
ComfortDelgro Corp. Ltd.	80	64
Commercial Metals Co.	44	488

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Comsys Holdings Corp.	10	70
Cookson Group PLC	8	26
Cosco Corp. Singapore Ltd.	32	17
CRH PLC	8	175
CSR Ltd.	38	55
CSX Corp.	41	1,875
CTS Corp.	24	168
Cummins, Inc.	42	1,086
Curtiss-Wright Corp.	43	1,587
Cymer, Inc. (a)	14	343
Daifuku Co. Ltd.	9	47
Daiichi Chuo Kisen Kaisha	15	47
Daikin Industries Ltd.	9	199
Dainippon Screen Manufacturing Co.	15	31
Danaher Corp.	26	1,540
Deutsche Post AG	13	143
Dionex Corp. (a)	15	807
Disco Corp.	2	47
Donaldson Co., Inc.	47	1,652
Dover Corp.	83	2,637
Downer EDI Ltd.	18	58
EADS	5	82
Eagle Materials, Inc.	51	903
East Japan Railway Co.	1	7,034
Eastman Kodak Co.	127	1,166
Eaton Corp.	62	2,765
Ebara Corp.	23	45
Eiffage SA	1	38
Electrocomponents PLC	21	48
EMCOR Group, Inc. (a)	51	906
Energizer Holdings, Inc. (a)	22	1,075
Energy Conversion Devices, Inc. (a)	26	888
ESCO Technologies, Inc. (a)	10	345
Esterline Technologies Corp. (a)	21	757
Expeditors International Washington, Inc.	73	2,383
Fanuc Ltd.	7	452
FedEx Corp.	14	915
Finmeccanica SpA	4	49
Finning International, Inc.	4	49
Firstgroup PLC	8	53
Fletcher Building Ltd.	16	54
Flextronics International Ltd. (a)	265	1,108
Flir Systems, Inc. (a)	45	1,445
Flowserve Corp.	22	1,252
FLSmidth & Co.	1	37
Fluor Corp.	42	1,677
Fomento de Construcciones y Contratas (FCC)	1	40
Forward Air Corp.	10	262
Foster Wheeler Ltd. (a)	49	1,343

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Fuji Electric Holdings Co. Ltd.	26	37
FUJIFILM Holdings Corp.	17	370
Fujikura Ltd.	17	47
Fukuyama Transporting Co. Ltd.	21	88
Funai Electric Co. Ltd.	2	25
Furukawa Electric Co. Ltd.	23	68
Futuris Corp. Ltd.	54	42
Gamesa Corporacion Tecnologica SA	3	49
Gardner Denver, Inc. (a)	41	1,050
Garmin Ltd.	12	269
GATX Corp.	59	1,684
General Cable Corp. (a)	50	854
General Dynamics Corp.	23	1,387
General Electric Co.	591	11,530
General Maritime Corp.	18	273
Gentex Corp.	26	249
Glory Ltd.	4	57
Go-Ahead Group PLC	2	43
Goodrich Corp.	40	1,462
GrafTech International Ltd. (a)	99	803
Grupo Ferrovial SA	1	31
GS Yuasa Corp.	40	99
GWA International Ltd.	29	46
Hamamatsu Photonics KK	3	66
Hankyu Hanshin Holdings, Inc.	42	196
Harsco Corp.	33	781
Heidelberger Druckmaschinen AG	2	19
Hirose Electric Co. Ltd.	1	85
Hitachi Cable Ltd.	18	37
Hitachi Construction Machinery Co. Ltd.	3	34
Hitachi Koki Co. Ltd.	6	45
Hitachi Ltd.	110	506
Hitachi Zosen Corp. (a)	56	47
Hochtief AG	1	31
Holcim Ltd.	3	170
Honeywell International, Inc.	43	1,309
Hong Kong Aircraft Engineering Co. Ltd.	6	47
Horiba Ltd.	3	43
Hosiden Corp.	7	71
HOYA Corp.	14	249
Hubbell, Inc.	9	323
Ibiden Co. Ltd.	5	91
IDEX Corp.	54	1,252
IHI Corp.	48	57
Iino Kaiun Kaisha Ltd.	8	40
Imerys SA	1	45
IMI PLC	9	40
Impregilo SpA (a)	13	34
Ingersoll-Rand Co. Ltd.	9	166

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Insituform Technologies, Inc. (a)	18	242
Intermec, Inc. (a)	18	233
Invensys PLC (a)	14	35
Itron, Inc. (a)	21	1,018
ITT Corp.	43	1,914
Jacobs Engineering Group, Inc. (a)	41	1,494
Japan Airport Terminal Co. Ltd.	6	72
Japan Aviation Electronics Industry Ltd.	7	26
Japan Steel Works Ltd.	12	83
JGC Corp.	8	83
John Bean Technologies Corp.	7	59
Joy Global, Inc.	27	782
JS Group Corp.	9	116
Juki Corp.	12	18
Kajima Corp.	35	98
Kawasaki Heavy Industries Ltd.	51	91
Kawasaki Kisen Kaisha Ltd.	19	73
Kaydon Corp.	34	1,136
Keihan Electric Railway Co. Ltd.	30	136
Keihin Electric Express Railway Co. Ltd.	18	139
Keio Corp.	19	97
Keisei Electric Railway Co. Ltd.	21	101
Kemet Corp. (a)	56	33
Keyence Corp.	1	188
Kinden Corp.	12	99
Kingspan Group PLC	4	23
Kintetsu Corp.	56	213
Kirby Corp. (a)	8	275
Kitz Corp.	11	32
Komatsu Ltd.	31	332
Komori Corp.	5	56
Kone OYJ	4	89
Konica Minolta Holdings, Inc.	18	115
Koninklijke BAM Groep NV	4	35
Kubota Corp.	38	186
Kuehne & Nagel International AG	1	60
Kurita Water Industries Ltd.	4	89
Kyocera Corp.	6	344
Kyowa Exeo Corp.	9	87
L-3 Communications Holdings, Inc.	28	2,273
Lafarge SA	2	131
Landstar System, Inc.	35	1,351
Leggett & Platt, Inc.	90	1,562
Legrand SA	3	50
Leighton Holdings Ltd.	4	66
Lincoln Electric Holdings, Inc.	27	1,165
Littelfuse, Inc. (a)	8	149
Louisiana-Pacific Corp.	140	672
Mabuchi Motor Co. Ltd.	2	78

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Macquarie Airports	54	77
Makino Milling Machine Co. Ltd.	8	23
Makita Corp.	5	89
MAN AG	2	98
The Manitowoc Co., Inc.	34	335
Martin Marietta Materials, Inc.	17	1,332
Maruichi Steel Tube Ltd.	4	90
Masco Corp.	148	1,502
Matsushita Electric Works Ltd.	12	102
Matthews International Corp.	25	1,116
McDermott International, Inc. (a)	53	908
Meggitt PLC	17	37
Methode Electronics, Inc.	27	205
Metso Oyj	2	26
Mettler Toledo International, Inc. (a)	6	459
Mine Safety Appliances Co.	10	270
Minebea Co. Ltd.	20	53
MISUMI Group, Inc.	6	91
Mitsubishi Electric Corp.	71	431
Mitsubishi Heavy Industries Ltd.	111	349
Mitsui Engineering & Shipbuilding Co. Ltd.	26	35
Mitsui OSK Lines Ltd.	39	196
Mitsumi Electric Co. Ltd.	3	38
Miura Co. Ltd.	3	60
Molex, Inc.	14	180
Monadelphous Group Ltd.	8	43
Moog, Inc. (a)	26	913
Mori Seiki Co. Ltd.	3	25
MTR Corp.	43	93
Mueller Industries, Inc.	43	983
Mueller Water Products, Inc.	32	211
Murata Manufacturing Co. Ltd.	7	234
Nabtesco Corp.	7	42
Nachi-Fujikoshi Corp.	21	42
Nagoya Railroad Co. Ltd.	37	114
Nankai Electric Railway Co. Ltd.	36	156
National Express Group PLC	5	46
National Instruments Corp.	39	991
NCI Building Systems, Inc. (a)	6	112
NEC Corp.	67	192
Neptune Orient Lines Ltd.	29	24
Newport Corp. (a)	16	115
NGK Insulators Ltd.	10	101
Nichias Corp.	11	25
Nichicon Corp.	7	43
Nidec Corp.	4	203
Nikon Corp.	11	151
Nippon Chemi-Con Corp.	10	19
Nippon Electric Glass Co. Ltd.	12	70

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Nippon Express Co. Ltd.	31	123
Nippon Konpo Unyu Soko Co. Ltd.	8	78
Nippon Sheet Glass Co. Ltd.	22	70
Nippon Yusen KK	40	189
Nishimatsu Co.nstruction Co. Ltd.	31	63
Nishi-Nippon Railroad Co. Ltd.	30	110
NKT Holding A/S	1	36
Nordson Corp.	24	886
Norfolk Southern Corp.	30	1,798
Norsk Hydro ASA	11	46
Northrop Grumman Corp.	22	1,032
NSK Ltd.	16	64
NTN Corp.	15	55
Obayashi Corp.	24	115
Odakyu Electric Railway Co. Ltd.	20	145
Oesterreichische Post AG	2	58
Okuma Corp.	7	30
Okumura Corp.	20	77
Old Dominion Freight Line, Inc. (a)	13	394
Olympus Corp.	8	150
Omron Corp.	8	111
Orbotech Ltd. (a)	22	71
Orient Overseas (International) Ltd.	9	16
OSG Corp.	8	57
Overseas Shipholding Group, Inc.	39	1,466
Owens-Illinois, Inc. (a)	65	1,487
Pacer International, Inc.	18	203
Pacific Basin Shipping Ltd.	73	37
Packaging Corporation of America	17	286
Pall Corp.	59	1,558
Park Electrochemical Corp.	6	130
Parker Hannifin Corp.	39	1,512
Peace Mark Holdings Ltd.	69	13
Pentair, Inc.	38	1,050
Precision Castparts Corp.	15	972
Regal-Beloit Corp.	39	1,270
Rengo Co. Ltd.	20	102
Republic Services, Inc.	79	1,872
Rexam PLC	11	66
Rheinmetall AG	1	31
Rockwell Automation, Inc.	42	1,162
Rockwell Collins, Inc.	55	2,048
Rolls-Royce Group PLC	28	147
Roper Industries, Inc.	34	1,542
Royal Philips NV	18	329
Ryder System, Inc.	30	1,189
Ryobi Ltd.	16	32
Ryosan Co. Ltd.	4	75
Sacyr Vallehermoso SA	2	18

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Safran SA	4	50
Sagami Railway Co. Ltd.	33	132
Sankyu, Inc.	22	68
Sanmina-SCI Corp. (a)	691	518
Sanwa Holdings Corp.	18	59
Sanyo Electric Co. Ltd. (a)	70	103
Schindler Holding AG	2	86
Schneider Electric SA	4	238
Sealed Air Corp.	70	1,184
Seino Holdings Corp.	11	52
SembCorp. Industries Ltd.	29	47
SembCorp. Marine Ltd.	40	48
Sharp Corp.	36	251
The Shaw Group, Inc. (a)	25	447
Shima Seiki Manufacturing Ltd.	2	36
Shimizu Corp.	24	115
Siemens AG	13	786
SIG PLC	4	16
Sims Group Ltd.	5	47
Singapore Post Ltd.	132	63
Singapore Technologies Engineering Ltd.	44	68
Sintokogio Ltd.	7	42
Skanska AB	6	52
SMC Corp.	2	185
Smurfit-Stone Container Corp. (a)	46	62
Snap-On, Inc.	39	1,441
SNC-Lavalin Group, Inc.	3	79
SonoCo. Products Co.	38	957
Spectris PLC	6	48
Spirit Aerosystems Holdings, Inc. (a)	72	1,161
SPX Corp.	17	659
Stanley Electric Co. Ltd.	6	74
The Stanley Works	40	1,310
Star Micronics Co. Ltd.	4	43
Stericycle, Inc. (a)	35	2,045
STX Pan Ocean Co. Ltd.	70	36
Sumitomo Electric Industries Ltd.	25	197
Sumitomo Heavy Industries Ltd.	20	58
Sumitomo Osaka Cement Co. Ltd.	43	66
Sunpower Corp. - B Shares (a)	13	385
Sunpower Corp. (a)	6	234
Tadano Ltd.	7	30
Taiheiyo Cement Corp.	31	35
Taisei Corp.	35	79
Taiyo Yuden Co. Ltd.	5	23
Takasago Thermal Engineering Co. Ltd.	10	92
Techtronic Industries Co.	91	33
Teekay Corp.	10	214
Teledyne Technologies, Inc. (a)	22	1,003

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Teleflex, Inc.	26	1,378
Tenaris SA	7	68
Terex Corp. (a)	22	367
Tetra Tech, Inc. (a)	93	2,045
Texas Industries, Inc.	22	696
Textron, Inc.	8	142
Thales SA	2	80
THK Co. Ltd.	5	67
Thomas & Betts Corp. (a)	9	214
Tidewater, Inc.	23	1,003
Timken Co.	14	222
Titan Cement Co. SA	2	34
TNT NV	6	125
Tobu Railway Co. Ltd.	28	141
Toda Corp.	20	72
Toho Zinc Co. Ltd.	11	22
Tokyo Seimitsu Co. Ltd.	3	30
Tokyu Corp.	35	135
Toll Holdings Ltd.	20	79
Tomkins PLC	22	41
Toshiba Corp.	106	378
Toto Ltd.	13	89
Toyo Seikan Kaisha Ltd.	6	72
Toyo Tanso Co. Ltd.	1	34
Transfield Services Ltd.	11	30
Transpacific Industries Group Ltd.	9	21
Transport International Holding Ltd.	20	48
Travis Perkins PLC	3	14
Tredegar Corp.	20	294
Trelleborg AB	4	24
Trimble Navigation Ltd. (a)	32	658
Trinity Industries, Inc.	12	203
Tsubakimoto Chain Co.	15	41
Tyco International Ltd.	15	379
Ulvac, Inc.	3	55
Union Pacific Corp.	20	1,335
Union Tool Co.	2	44
United Group Ltd.	7	44
United Technologies Corp.	42	2,308
URS Corp. (a)	62	1,822
Ushio, Inc.	6	80
UTi Worldwide, Inc.	10	118
Vallourec SA	1	111
Varian, Inc. (a)	20	737
Venture Corp. Ltd.	11	39
Vestas Wind Systems A/S (a)	3	122
Vishay Intertechnology, Inc. (a)	31	134
Wabtec Corp.	39	1,551
Wartsila Oyj	2	50

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Waste Connections, Inc. (a)	52	1,760
Waste Management, Inc.	15	468
Waters Corp. (a)	36	1,577
The Weir Group PLC	7	39
Werner Enterprises, Inc.	83	1,628
Wesfarmers Ltd.	23	329
Wienerberger AG	2	33
WorleyParsons Ltd.	6	60
Worthington Industries, Inc.	104	1,255
Yamatake Corp.	4	75
Yamato Holdings Co. Ltd.	15	163
Yaskawa Electric Corp.	9	39
YIT OYJ	3	19
Yokogawa Electric Corp.	8	36
YRC Worldwide, Inc. (a)	68	311
Zardoya Otis SA	3	57
Zebra Technologies Corp. (a)	9	181
		202,496

Technology (2.11%)
Accenture Ltd.	38	1,256
ACI Worldwide, Inc. (a)	21	288
Actel Corp. (a)	19	230
Activision Blizzard, Inc. (a)	200	2,492
Adobe Systems, Inc. (a)	59	1,572
Advanced Micro Devices, Inc. (a)	220	770
Advent Software, Inc. (a)	15	281
Affiliated Computer Services, Inc. (a)	37	1,517
Agilysys, Inc.	14	56
Altera Corp.	66	1,145
Amkor Technology, Inc. (a)	169	686
Ansys, Inc. (a)	51	1,460
Apple, Inc. (a)	75	8,069
Applied Materials, Inc.	133	1,717
Ariba, Inc. (a)	49	524
ARM Holdings PLC	36	56
ASM Pacific Technology Ltd.	12	39
ASML Holding NV	6	104
ATMI, Inc. (a)	44	535
Atos Origin SA	2	46
Autodesk, Inc. (a)	79	1,683
Autonomy Corp. PLC (a)	6	94
Avid Technology, Inc. (a)	15	222
Axcelis Technologies, Inc. (a)	66	29
BMC Software, Inc. (a)	75	1,937
Broadcom Corp. (a)	48	820
Broadridge Financial Solutions, Inc.	60	726
Brocade Communications Systems, Inc. (a)	196	739
Brooks Automation, Inc. (a)	108	740

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

CA, Inc.	20	356
Cabot Microelectronics Corp. (a)	8	230
CACI International, Inc. (a)	36	1,482
Canon, Inc.	81	2,746
Cap Gemini SA	2	64
Cerner Corp. (a)	10	372
CGI Group, Inc. (a)	11	88
Check Point Software Technologies Ltd. (a)	65	1,314
Citrix Systems, Inc. (a)	49	1,263
Cognizant Technology Solutions (a)	101	1,939
Computer Sciences Corp. (a)	74	2,232
Computershare Ltd.	16	89
Compuware Corp. (a)	59	376
Conexant Systems, Inc. (a)	25	39
Cree, Inc. (a)	75	1,472
CSG Systems International, Inc. (a)	24	399
CSK Holdings Corp.	3	25
CSR PLC (a)	7	23
Cypress Semiconductor Corp. (a)	51	256
Dassault Systemes SA	2	82
Dell, Inc. (a)	192	2,333
DSP Group, Inc. (a)	19	120
DST Systems, Inc. (a)	8	325
Dun & Bradstreet Corp.	23	1,695
Electronic Arts, Inc. (a)	37	843
Electronics for Imaging (a)	34	360
EMC Corp. (a)	208	2,450
Entegris, Inc. (a)	193	519
Fidelity National Information Services, Inc.	66	996
Fiserv, Inc. (a)	56	1,868
Formfactor, Inc. (a)	40	697
Fujitsu Ltd.	68	260
Hewlett-Packard Co.	222	8,498
Hutchinson Technology, Inc. (a)	14	96
IBM Corp.	81	7,531
Ikon Office Solutions, Inc.	58	999
Imation Corp.	58	715
Indra Sistemas SA	4	77
Infineon Technologies AG (a)	12	38
Informatica Corp. (a)	69	969
Insight Enterprises, Inc. (a)	33	321
Intel Corp.	494	7,904
International Rectifier Corp. (a)	9	139
Intersil Corp.	71	972
Intuit, Inc. (a)	106	2,656
Itochu Techno-Solutions Corp.	3	69
Jack Henry & Associates, Inc.	78	1,483
Kla-Tencor Corp.	56	1,302
Konami Corp.	5	87

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Kulicke & Soffa Industries, Inc. (a)	41	121
Lam Research Corp. (a)	32	716
Lattice Semiconductor Corp. (a)	70	132
Lenovo Group Ltd.	162	47
Lexmark International, Inc. (a)	41	1,059
Linear Technology Corp.	65	1,474
LogicaCMG PLC	34	38
Logitech International SA (a)	4	60
Maxim Integrated Products, Inc.	13	177
MEMC Electronic Materials, Inc. (a)	25	460
Metavante Technologies, Inc. (a)	40	671
Micrel, Inc.	38	279
Micron Technology, Inc. (a)	242	1,140
Micros Systems, Inc. (a)	56	954
Microsemi Corp. (a)	56	1,217
Microsoft Corp.	661	14,760
Misys PLC	22	39
NCR Corp. (a)	73	1,334
Neopost SA	1	83
NetApp, Inc. (a)	107	1,448
Nomura Research Institute Ltd.	5	80
Novell, Inc. (a)	62	289
Novellus Systems, Inc. (a)	21	332
Nvidia Corp. (a)	54	473
ON Semiconductor Corp. (a)	39	199
Oracle Corp. (a)	336	6,145
Oracle Corp. Japan	2	85
Otsuka Corp.	1	49
Palm, Inc. (a)	64	255
Parametric Technology Corp. (a)	108	1,403
Perot Systems Corp. (a)	139	2,000
Photronics, Inc. (a)	26	18
Pitney Bowes, Inc.	92	2,280
PMC - Sierra, Inc. (a)	246	1,151
QLogic Corp. (a)	33	397
Quantum Corp. (a)	115	33
Rambus, Inc. (a)	16	146
Red Hat, Inc. (a)	30	399
Research In Motion Ltd. (a)	6	304
RiCoh Co. Ltd.	24	250
Rohm Co. Ltd.	4	187
Sage Group PLC	23	64
Salesforce.com, Inc. (a)	23	712
Sanken Electric Co. Ltd.	14	49
SAP AG	14	496
SEI Investments Co.	22	389
Seiko Epson Corp.	5	74
Semiconductor Manufacturing, Inc. (a)	834	16
Semtech Corp. (a)	39	473

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Shinko Electric Industries Co.	4	25
Silicon Laboratories, Inc. (a)	43	1,116
Skyworks Solutions, Inc. (a)	173	1,233
Software AG	1	50
Square Enix Co. Ltd.	4	99
SRA International, Inc. (a)	16	296
STMicroelectronics NV	10	82
Sun Microsystems, Inc. (a)	26	120
Take-Two Interactive Software, Inc. (a)	85	1,008
TDK Corp.	4	131
Teradata Corp. (a)	46	708
Teradyne, Inc. (a)	40	204
Tessera Technologies, Inc. (a)	37	639
Texas Instruments, Inc.	135	2,641
Tietoenator Oyj	4	44
Tokyo Electron Ltd.	5	163
Trident Microsystems, Inc. (a)	22	40
TriQuint Semiconductor, Inc. (a)	76	340
Unisys Corp. (a)	469	713
Varian Semiconductor Equipment Associates, Inc. (a)	52	1,020
VeriFone Holdings, Inc. (a)	10	114
Western Digital Corp. (a)	97	1,601
Wincor Nixdorf AG	1	44
Wind River Systems, Inc. (a)	50	438
Xerox Corp.	103	827
Xilinx, Inc.	91	1,677
		151,332

Utilities (1.36%)
A2A SpA	32	58
The AES Corp. (a)	77	614
AGL Energy Ltd.	14	130
AGL Resources, Inc.	79	2,402
Algonquin Power Income Fund	4	8
Allegheny Energy, Inc.	42	1,266
Allete, Inc.	41	1,435
Alliant Energy Corp.	35	1,028
Ameren Corp.	88	2,856
American Electric Power Co., Inc.	12	392
Aqua America, Inc.	29	522
Atco Ltd.	2	65
Atmos Energy Corp.	121	2,937
Avista Corp.	84	1,668
Babcock & Brown Infrastructure Group	79	10
Black Hills Corp.	41	1,035
British Energy Group PLC	16	191
Canadian Utilities Ltd.	2	70
Centerpoint Energy, Inc.	136	1,567
Centrica PLC	57	279

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

China Resources Power Holdings Ltd.	42	78
Chubu Electric Power Co., Inc.	24	621
Chugoku Electric Power Co., Inc.	10	241
Cleco Corp.	65	1,496
CLP Holdings Ltd.	54	362
CMS Energy Corp.	72	738
Consolidated Edison, Inc.	9	390
Contact Energy Ltd.	15	63
Dominion Resources, Inc.	29	1,052
DPL, Inc.	60	1,369
DTE Energy Co.	50	1,765
Duke Energy Corp.	92	1,507
Dynegy, Inc. (a)	215	783
E.ON AG	33	1,274
Edison International	9	320
El Paso Electric Co. (a)	30	556
Electric Power Development Co.	5	147
Electricite de France	4	239
Enagas SA	5	97
Endesa SA	7	231
Enel SpA	65	432
Energen Corp.	21	705
Energias de Portugal SA	35	120
Entergy Corp.	6	468
Exelon Corp.	40	2,170
FirstEnergy Corp.	9	469
Fortis, Inc.	4	87
Fortum Oyj	7	171
FPL Group, Inc.	27	1,275
Gas Natural SDG SA	2	61
Gaz de France SA	3	132
Great Plains Energy, Inc.	66	1,283
Hawaiian Electric Industries, Inc.	78	2,076
Hokkaido Electric Power Co., Inc.	7	156
Hokuriku Electric Power Co.	7	184
Hong Kong & China Gas Co.	132	228
HongKong Electric Holdings Ltd.	43	229
Iberdrola SA	60	430
IdaCorp., Inc.	49	1,306
Infratil Ltd.	45	51
Integrys Energy Group, Inc.	24	1,142
International Power PLC	23	82
ITC Holdings Corp.	47	1,907
Kansai Electric Power Co., Inc.	28	696
Kyushu Electric Power Co., Inc.	15	342
MDU Resources Group, Inc.	59	1,074
National Fuel Gas Co.	26	941
National Grid PLC	42	476
Nicor, Inc.	8	370

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

NiSource, Inc.	132	1,711
Northeast Utilities	40	902
Northumbrian Water Group PLC	18	90
Northwest Natural Gas Co.	29	1,476
NorthWestern Corp.	76	1,485
NRG Energy, Inc. (a)	83	1,930
NSTAR	51	1,686
OGE Energy Corp.	34	928
Osaka Gas Co. Ltd.	70	244
Pennon Group PLC	9	78
Pepco Holdings, Inc.	92	1,900
PG&E Corp.	10	367
Piedmont Natural Gas Co.	65	2,140
Pinnacle West Capital Corp.	50	1,583
PNM Resources, Inc.	76	741
Portland General Electric Co.	87	1,785
PPL Corp.	11	361
Progress Energy, Inc.	8	315
Public Power Corp. SA	4	49
Public Service Enterprise Group, Inc.	25	704
Puget Energy, Inc.	61	1,429
Red Electrica de Espana SA	2	87
Reliant Energy, Inc. (a)	150	788
RWE AG	7	586
SCANA Corp.	37	1,218
Scottish & Southern Energy PLC	13	254
Sempra Energy	7	298
Severn Trent PLC	4	88
Shikoku Electric Power Co., Inc.	8	232
Sierra Pacific Resources	47	390
Snam Rete Gas SpA	19	96
Southern Co.	33	1,133
Southwest Gas Corp.	64	1,672
TECO Energy, Inc.	78	900
Terna Rete Elettrica Nazionale SpA	32	103
Toho Gas Co. Ltd.	23	132
Tohoku Electric Power Co., Inc.	17	380
Tokyo Electric Power Co., Inc.	45	1,265
Tokyo Gas Co. Ltd.	79	337
TransAlta Corp.	4	80
TrustPower Ltd.	17	73
UGI Corp.	105	2,506
Union Fenosa SA	6	127
Unisource Energy Corp.	22	607
United Utilities Group PLC	10	113
Vectren Corp.	72	1,814
Veolia Environnement SA	6	147
Westar Energy, Inc.	99	1,930
WGL Holdings, Inc.	54	1,738

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Wisconsin Energy Corp.	56	2,436
Xcel Energy, Inc.	180	3,135
		97,494

Total Common Stock (Cost $ 2,504,407)		1,632,423

Investment Companies (1.90%)

BB Biotech AG	1	63
BLDRS Emerging Markets 50 ADR Index Fund - ETF	1,000	27,340
iShares MSCI Emerging Markets Index Fund - ETF	3,225	82,205
Vanguard Emerging Markets ETF	1,050	26,471

Total Investment Companies (Cost $ 240,299)		136,079

Preferred Stocks (0.01%)

Bayerische Motoren Werke AG	2	40
Fresenius SE	1	64
Henkel KGaA	3	86
Ito En Ltd.	1	11
ProSiebenSat.1 Media AG	3	9
RWE AG	1	63
Unipol Gruppo Finanziario SpA	34	37
Volkswagen	2	127

Total Preferred Stocks (Cost $ 905)		437

Rights and Options (0.00%)^

Finmeccanica SpA (a)	4	2
Industrial & Commercial Bank of China (a)	4	-
Sacyr Vallehermoso SA (a)	2	1
Suez Environnement SA (a)	16	73

Total Rights and Options (Cost $ 103)		76

U.S. Treasury Obligations (56.94%)

U.S. Treasury Bonds (10.61%)
6.25%, 8/15/23	443,000	507,166
5.00%, 5/15/37	229,000	252,222
		759,388

U.S. Treasury Notes (46.33%)
6.50%, 2/15/10	623,000	662,035

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

2.13%, 4/30/10	115,000	116,276
5.00%, 8/15/11	574,000	627,588
4.38%, 8/15/12	328,000	355,649
4.25%, 8/15/13	459,000	491,381
4.75%, 5/15/14	574,000	629,831
4.50%, 11/15/15	205,000	216,868
4.75%, 8/15/17	205,000	216,980
		3,316,608

Total U.S. Treasury Obligations (Cost $ 4,103,727)		4,075,996

Money Markets (21.79%)

American Beacon Money Market Fund (b)	527,804	527,804
Dreyfus Cash Management	12,118	12,118
Dreyfus Cash Management Plus	182,489	182,489
Federated Government Obligation Fund	837,765	837,765

Total Money Markets (Cost $ 1,560,176)		1,560,176

Total Investments
(Cost $ 8,409,617) (c) 103.44%		7,405,187

Liabilities in excess of other assets (3.44%)		(246,424)

NET ASSETS 100.00%	$ 7,158,763

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $527,804 represents 7.37% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund
^ Rounds to less than 0.01% .

                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (35.86%)

Basic Materials (1.70%)
Acerinox SA	15	$ 187
Adeka Corp.	38	236
Agnico-Eagle Mines Ltd.	9	248
Agrium, Inc.	9	345
Air Products & Chemicals, Inc.	21	1,221
Air Water, Inc.	32	295
Airgas, Inc.	65	2,493
AK Steel Holding Corp.	57	793
Akzo Nobel NV	15	620
Albemarle Corp.	41	998
Alcoa, Inc.	89	1,024
Allegheny Technologies, Inc.	51	1,354
Alumina Ltd.	140	197
Antofagasta PLC	26	159
ArcelorMittal	42	1,073
Arkema, Inc.	6	136
Asahi Kasei Corp.	165	608
Ashland, Inc.	35	791
Barrick Gold Corp.	47	1,075
BASF SE	54	1,824
Bayer AG	42	2,360
BHP Billiton Ltd.	396	7,364
BHP Billiton PLC	130	2,203
BlueScope Steel Ltd.	88	258
Cabot Corp.	36	952
Cameco Corp.	18	295
Carpenter Technology Corp.	91	1,647
Celanese Corp.	152	2,107
CF Industries Holdings, Inc.	23	1,476
Chemtura Corp.	150	260
Ciba Specialty Chemicals AG	6	249
Citic Pacific Ltd.	88	69
Clariant AG	25	154
Cliffs Natural Resources, Inc.	42	1,134
Coeur d'Alene Mines Corp. (a)	758	546
Cytec Industries, Inc.	98	2,775
Daicel Chemical Industries Ltd.	58	207
Daido Steel Co. Ltd.	53	164
Dainippon Ink and Chemicals, Inc.	99	157
Denki Kagaku Kogyo K K	77	166
Domtar Corp. (a)	373	925
Dow Chemical Co.	144	3,840
Dowa Holdings Co. Ltd.	36	106
Eastman Chemical Co.	59	2,383
Ecolab, Inc.	109	4,061
EI Du Pont de Nemours & Co.	101	3,232
Energy Resources of Australia	22	209
Ferro Corp.	99	1,533
First Quantum Minerals Ltd.	4	84
FMC Corp.	66	2,874
FNX Mining Co., Inc. (a)	13	53

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Fortescue Metals Group Ltd. (a)	140	274
Gold Corp., Inc.	39	730
Harry Winston Diamond Corp.	10	98
HB Fuller Co.	130	2,297
Hercules, Inc.	249	4,186
Hitachi Chemical Co. Ltd.	18	181
Hitachi Metals Ltd.	32	236
Hokuetsu Paper Mills Ltd.	74	272
Holmen AB - B Shares	9	253
HudBay Minerals, Inc. (a)	16	72
Huntsman Corp.	68	687
Iamgold Corp.	47	156
Iluka Resources Ltd.	76	182
Inmet Mining Corp.	4	90
International Flavors & Fragra, Inc.	52	1,658
International Paper Co.	45	775
Ivanhoe Mines Ltd. (a)	27	71
JFE Holdings, Inc.	72	1,787
Johnson Matthey PLC	12	180
JSR Corp.	25	277
K+S AG	12	471
Kagara Ltd. (a)	69	24
Kaneka Corp.	47	217
Kansai Paint Co. Ltd.	45	245
Kazakhmys PLC	15	69
Kingboard Chemical Holdings Ltd.	70	135
Kinross Gold Corp.	32	333
Kloeckner & Co. AG	5	74
Kobe Steel Ltd.	367	581
Koninklijke DSM NV	11	304
Lanxess AG	7	106
Lee & Man Paper Manufacturing Ltd.	90	29
Lihir Gold Ltd. (a)	215	279
Linde AG	7	590
Lonmin PLC	5	92
Lonza Group AG	4	331
Lubrizol Corp.	44	1,654
Lundin Mining Corp. (a)	30	32
MeadWestvaco Corp.	129	1,810
Minara Resources Ltd.	71	49
Minerals Technologies, Inc.	24	1,362
Mitsubishi Chemical Holdings Co.	162	641
Mitsubishi Gas Chemical Co., Inc.	55	198
Mitsubishi Materials Corp.	148	326
Mitsui Chemicals, Inc.	93	316
Mitsui Mining & Smelting Co. Ltd	80	143
Monsanto Co.	94	8,364
Mosaic Co.	21	828
Newcrest Mining Ltd.	39	539
Newmont Mining Corp.	99	2,608
Newmont Mining Corp. of Canada	9	236
Nihon Parkerizing Co. Ltd.	22	254
Nine Dragons Paper Holdings Ltd.	137	23
Nippon Kayaku Co. Ltd.	44	195

                                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Nippon Light Metal Co. Ltd.	149	138
Nippon Paint Co. Ltd.	77	289
Nippon Shokubai Co. Ltd.	44	251
Nippon Steel Corp.	785	2,582
Nippon Yakin Kogyo Co. Ltd.	33	89
Nissan Chemical Industries Ltd.	31	244
Nisshin Steel Co. Ltd.	100	131
Nitto Denko Corp.	19	413
Norske Skogindustrier ASA	28	96
Nova Chemicals Corp.	10	130
Nucor Corp.	38	1,539
Nufarm Ltd.	35	254
OJI Paper Co. Ltd.	119	451
Olin Corp.	140	2,542
OneSteel Ltd.	136	312
Orica Ltd.	37	476
Osaka Titanium Technologies Co.	4	102
Outokumpu OYJ	12	124
Oxiana Ltd.	367	230
Pacific Metals Co. Ltd.	22	94
Paladin Energy Ltd. (a)	63	95
PaperlinX Ltd.	142	132
Plum Creek Timber Co., Inc.	137	5,107
Potash Corporation of Saskatchewan, Inc.	16	1,132
PPG Industries, Inc.	19	942
Praxair, Inc.	56	3,648
Rautaruukki OYJ	6	97
Rayonier, Inc.	49	1,621
Rio Tinto Ltd.	39	2,011
Rio Tinto PLC	55	2,535
Rohm & Haas Co.	122	8,583
RPM International, Inc.	294	4,175
RTI International Metals, Inc. (a)	30	474
Salzgitter AG	2	133
Schulman A, Inc.	54	967
Sensient Technologies Corp.	94	2,372
SGL Carbon AG (a)	7	139
Shin-Etsu Chemical Co. Ltd.	48	2,470
Showa Denko KK	139	205
Sigma-Aldrich Corp.	60	2,632
Silver Standard Resources, Inc. (a)	11	94
Solvac SA	2	203
Solvay SA	3	278
Ssab Svenskt Stal AB	11	109
Stillwater Mining Co. (a)	85	337
Stora Enso Oyj	31	287
Sumitomo Bakelite Co. Ltd.	54	195
Sumitomo Chemical Co. Ltd.	195	580
Sumitomo Forestry Co. Ltd.	42	269
Sumitomo Metal Industries Ltd.	519	1,301
Sumitomo Metal Mining Co. Ltd.	68	498
Syngenta AG	5	931
Taiyo Nippon Sanso Corp.	45	279
Teck Cominco Ltd.	25	249

                                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

ThyssenKrupp AG	21	397
Titanium Metals Corp.	42	391
Toho Titanium Co. Ltd.	10	114
Tokai Carbon Co. Ltd.	35	179
Tokuyama Corp.	30	148
Tokyo Steel Manufacturing Co.	24	182
Tosoh Corp.	71	137
UBE Industries Ltd.	128	261
Umicore Group	10	178
United States Steel Corp.	85	3,135
UPM-Kymmene Oyj	29	409
Uranium One, Inc. (a)	33	28
USEC, Inc. (a)	111	458
Valspar Corp.	202	4,131
Vedanta Resources PLC	11	150
Voestalpine AG	6	145
Vulcan Materials Co.	48	2,605
Wacker Chemie AG	2	220
Wausau Paper Corp.	99	917
Weyerhaeuser Co.	22	841
WR Grace & Co. (a)	81	730
Xstrata PLC	34	577
Yamana Gold, Inc.	35	167
Yamato Kogyo Co. Ltd.	8	184
Yara International ASA	14	289
Zeon Corp.	37	103
Zep, Inc.	28	588
		170,671

Communications (3.09%)
3Com Corp. (a)	251	685
Adaptec, Inc. (a)	228	732
AH Belo Corp.	51	169
Akamai Technologies, Inc. (a)	87	1,251
Alcatel-Lucent	127	325
Amazon.Com, Inc. (a)	53	3,034
American Tower Corp. (a)	56	1,809
Anixter International, Inc. (a)	77	2,588
APN News & Media Ltd.	79	126
Arris Group, Inc. (a)	42	290
Asatsu-DK, Inc.	12	265
AT&T, Inc.	717	19,194
Atheros Communications, Inc. (a)	77	1,384
BCE, Inc.	45	1,308
Belgacom SA	9	307
Belo Corp.	259	552
Black Box Corp.	33	1,004
British Sky Broadcasting Group PLC	59	359
BT Group PLC	475	880
Cable & Wireless PLC	135	267
Cablevision Systems Corp.	119	2,110
CBS Corp.	64	621
CenturyTel, Inc.	77	1,933
Charter Communications, Inc. (a)	492	216

                                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

China Mobile Ltd.	492	4,304
China Unicom Ltd.	1,051	1,492
Ciena Corp. (a)	139	1,336
Cincinnati Bell, Inc. (a)	448	1,071
Cisco Systems, Inc. (a)	1,057	18,783
Comcast Corp. - A Shares	406	6,399
Comcast Corp. - SPL	145	2,236
CommScope, Inc. (a)	144	2,118
Consolidated Media Holdings Ltd.	51	70
Corning, Inc.	277	3,000
Crown Castle International Corp. (a)	175	3,705
CTC Media, Inc. (a)	16	118
Daily Mail & General Trust PLC	26	122
Deutsche Telekom AG	165	2,464
Digital River, Inc. (a)	54	1,338
DIRECTV Group, Inc. (a)	176	3,853
Discovery Communications, Inc. - A Shares (a)	117	1,596
Discovery Communications, Inc. - C Shares (a)	117	1,558
DISH Network Corp. (a)	109	1,716
Earthlink, Inc. (a)	225	1,553
eBay, Inc. (a)	250	3,818
EchoStar Corp. (a)	59	1,146
Elisa OYJ	14	210
Embarq Corp.	121	3,630
Eniro AB	31	71
Entercom Communications Corp.	55	37
Equinix, Inc. (a)	72	4,494
Ericsson	163	1,134
Expedia, Inc. (a)	170	1,617
Extreme Networks (a)	218	401
F5 Networks, Inc. (a)	190	4,716
Factset Research Systems, Inc.	22	853
Fairfax Media Ltd.	161	205
Fairpoint Communications, Inc.	5	20
Foxconn International Holdings Ltd. (a)	221	78
France Telecom SA	97	2,435
Frontier Communications Corp.	219	1,667
Gannett Co., Inc.	145	1,595
Gestevision Telecinco SA	14	112
GN Store Nord AS	32	70
Google, Inc. (a)	41	14,734
Hakuhodo DY Holdings, Inc.	6	270
Harmonic, Inc. (a)	160	1,138
Harris Corp.	103	3,703
Harte-Hanks, Inc.	94	660
Hellenic Telecommunications Organisation SA	17	239
HLTH Corp. (a)	147	1,219
Hutchison Telecommunications, Inc. (a)	310	335
IAC/InteractiveCorp. (a)	60	1,006
Idearc, Inc.	92	35
Informa PLC	36	122
InterDigital, Inc. (a)	55	1,198
Interpublic Group of Companies, Inc. (a)	300	1,557
Interwoven, Inc. (a)	76	958

                                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

ITV PLC	186	89
j2 Global Communications, Inc. (a)	64	1,032
JC Decaux SA	12	207
JDS Uniphase Corp. (a)	112	612
John Wiley & Sons, Inc.	117	4,069
Juniper Networks, Inc. (a)	76	1,424
KDDI Corp.	1	5,908
Lagardere SCA	7	277
Lamar Advertising Co. (a)	37	561
Leap Wireless International, Inc. (a)	26	729
Lee Enterprises, Inc.	72	180
Liberty Global, Inc. - A Shares (a)	31	511
Liberty Global, Inc. - C Shares (a)	31	501
Liberty Media Corp. - Capital † (a)	18	123
Liberty Media Corp. - Interactive † (a)	84	410
Liberty Media Corp. (Entertainment) † (a)	72	1,159
Manitoba Telecom Services, Inc.	9	318
Matsui Securities Co. Ltd.	46	292
McAfee, Inc. (a)	74	2,409
McClatchy Co.	123	378
The McGraw-Hill Companies, Inc.	46	1,235
Media General, Inc.	38	290
Mediaset SpA	40	216
Meredith Corp.	93	1,801
Mobistar SA	5	331
Modern Times Group AB	6	128
NetFlix, Inc. (a)	70	1,733
NeuStar, Inc. (a)	39	768
The New York Times Co.	90	900
News Corp. - A Shares	320	3,405
News Corp. - B Shares	58	616
NII Holdings, Inc. (a)	130	3,349
Nippon Telegraph & Telephone Corp.	2	7,958
Nokia OYJ	216	3,353
NTT DoCoMo, Inc.	2	3,147
NutriSystem, Inc.	42	594
Oki Electric Industry Co. Ltd.	201	163
PagesJaunes Groupe	19	179
PCCW Ltd.	625	234
Pearson PLC	44	431
Plantronics, Inc.	103	1,487
Polycom, Inc. (a)	59	1,240
Portugal Telecom SGPS SA	51	334
Priceline.com, Inc. (a)	19	1,000
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	7	36
Publicis Groupe SA	9	202
Qualcomm, Inc.	286	10,942
Radio One, Inc. (a)	166	13
Rakuten, Inc.	1	491
RCN Corp. (a)	63	406
RealNetworks, Inc. (a)	251	1,074
Reed Elsevier NV	29	386
Reed Elsevier PLC	60	526
RF Micro Devices, Inc. (a)	603	1,200

                                                                                  See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

RH Donnelley Corp. (a)	37	31
Rogers Communications, Inc.	26	755
Royal KPN NV	100	1,400
RTL Group SA	3	158
S1 Corp. (a)	108	677
Sanoma-Wsoy Oyj	12	183
SAVVIS, Inc. (a)	37	318
SBA Communications Corp. (a)	175	3,673
SBI Holdings, Inc./Japan	1	117
Seat Pagine Gialle SpA	692	60
Seek Ltd.	54	118
SES SA	20	358
Seven Network Ltd.	40	166
Shaw Communications, Inc.	21	368
Sinclair Broadcast Group, Inc.	104	336
Singapore Press Holdings Ltd.	186	401
Singapore Telecommunications Ltd.	625	1,024
Sirius XM Radio, Inc. (a)	749	253
Societe Television Francaise 1	11	140
Softbank Corp.	85	820
SonicWALL, Inc. (a)	124	556
Sprint Nextel Corp.	262	820
Swisscom AG	1	304
Sycamore Networks, Inc. (a)	435	1,453
Symantec Corp. (a)	124	1,560
Tandberg ASA	17	209
Tekelec (a)	121	1,535
Tele2 AB - B shares	22	186
Telecom Corp. of New Zealand Ltd.	212	290
Telecom Italia RNC	331	276
Telecom Italia SpA	603	688
Telefonica SA	237	4,355
Telekom Austria AG	18	220
Telenor ASA	43	255
Teleperformance (TP)	9	193
Telephone & Data Systems, Inc.	26	698
Telephone & Data Systems, Inc. - Special Common Shares	26	712
Television Broadcasts Ltd.	56	153
TeliaSonera AB	101	440
Tellabs, Inc. (a)	254	1,077
Telstra Corp. Ltd.	441	1,207
Telus Corp.	10	353
Telus Corp. - Non Voting Shares	9	294
Tencent Holdings Ltd.	87	617
Thomson Corp.	10	236
Thomson Reuters PLC	11	190
Tibco Software, Inc. (a)	383	1,972
Time Warner, Inc.	634	6,397
Tokyo Broadcasting System, Inc.	14	245
Trend Micro, Inc.	13	310
Trinity Mirror PLC	37	21
TW Telecom, Inc. (a)	73	517
United Internet AG	22	199
United Online, Inc.	121	895

                                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

US Cellular Corp. (a)	7	268
Valueclick, Inc. (a)	238	1,761
VeriSign, Inc. (a)	101	2,141
Verizon Communications, Inc.	317	9,405
Viacom, Inc. (a)	101	2,042
Vignette Corp. (a)	52	422
Virgin Media, Inc.	143	824
Vivendi SA	64	1,664
Vodafone Group PLC	2,943	5,641
VTech Holdings Ltd.	43	159
The Walt Disney Co.	312	8,081
The Washington Post Co.	3	1,280
Websense, Inc. (a)	57	1,113
West Australian Newspapers Holdings Ltd.	32	131
Windstream Corp.	336	2,523
Wolters Kluwer NV	17	299
WPP Group PLC	67	404
Yahoo! Japan Corp.	2	647
Yahoo!, Inc. (a)	226	2,898
Yell Group PLC	43	42
Yellow Pages Income Fund	31	226
		309,841

Consumer, Cyclical (3.77%)
99 Cents Only Stores (a)	138	1,684
Abercrombie & Fitch Co.	47	1,361
Accor SA	11	425
Adidas AG	11	380
Aeon Co. Ltd.	94	883
Aeropostale, Inc. (a)	108	2,615
Air France-KLM	11	157
Aisin Seiki Co. Ltd.	25	427
Alaska Air Group, Inc. (a)	79	1,951
Alimentation Couche Tard, Inc.	20	270
All Nippon Airways Co. Ltd.	102	386
American Axle & Manufacturing Holdings, Inc.	81	291
AMR Corp. (a)	163	1,664
Aoyama Trading Co. Ltd.	13	149
Arcandor AG (a)	13	32
Aristocrat Leisure Ltd.	56	141
ArvinMeritor, Inc.	156	924
Ascent Media Corp. - A Shares (a)	11	278
Asics Corp.	28	174
Autogrill SpA	18	143
AutoNation, Inc. (a)	96	660
Autozone, Inc. (a)	28	3,564
Bally Technologies, Inc. (a)	68	1,506
Barratt Developments PLC	20	25
Bayerische Motoren Werke AG	18	462
Bed Bath & Beyond, Inc. (a)	192	4,948
Bellway PLC	15	130
Berkeley Group Holdings PLC	12	144
Best Buy Co., Inc.	52	1,394
Big Lots, Inc. (a)	131	3,200

                                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Billabong International Ltd.	28	222
BJ's Wholesale Club, Inc. (a)	41	1,443
Blockbuster, Inc. (a)	233	354
Bob Evans Farms, Inc.	67	1,399
Borders Group, Inc.	108	366
BorgWarner, Inc.	58	1,303
Boyd Gaming Corp.	38	258
Bridgestone Corp.	84	1,441
Brightpoint, Inc. (a)	98	564
Brinker International, Inc.	68	632
British Airways PLC	48	105
Brunswick Corp.	184	638
Bulgari SpA	26	193
Burberry Group PLC	30	133
Callaway Golf Co.	123	1,287
Canadian Tire Corp. Ltd.	5	190
Canon Marketing Japan, Inc.	21	348
Carmax, Inc. (a)	115	1,221
Carnival Corp.	43	1,092
Carnival PLC	9	196
Carphone Warehouse Group PLC	53	114
Casey's General Stores, Inc.	108	3,262
Cathay Pacific Airways Ltd.	147	177
The Cato Corp.	60	931
Charming Shoppes, Inc. (a)	277	305
The Cheesecake Factory (a)	88	774
Chico's FAS, Inc. (a)	351	1,193
China Travel International Investment Ltd.	578	80
Choice Hotels International, Inc.	16	437
Christian Dior SA	3	181
Christopher & Banks Corp.	92	480
Cintas Corp.	82	1,943
Circuit City Stores, Inc.	495	129
Citizen Holdings Co. Ltd.	45	245
Coach, Inc. (a)	50	1,030
Compagnie Financiere Richemont SA - A Shares	29	609
Compass Group PLC	110	509
Continental AG	8	346
Continental Airlines, Inc. (a)	61	1,154
Cooper Tire & Rubber Co.	131	1,000
Copart, Inc. (a)	91	3,176
Costco Wholesale Corp.	77	4,390
Crown Ltd.	51	227
CVS Caremark Corp.	258	7,908
Daihatsu Motor Co. Ltd.	38	279
Daimler AG	53	1,835
Daiwa House Industry Co. Ltd.	71	618
Darden Restaurants, Inc.	81	1,796
David Jones Ltd.	79	161
Deckers Outdoor Corp. (a)	18	1,527
Denso Corp.	62	1,173
Denway Motors Ltd.	824	199
Deutsche Lufthansa AG	14	196
Dick's Sporting Goods, Inc. (a)	187	2,865

                                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Dillard's, Inc.	141	752
DineEquity, Inc.	23	415
DR Horton, Inc.	173	1,277
Dress Barn, Inc. (a)	89	851
DSG International PLC	122	63
Edion Corp.	36	239
Esprit Holdings Ltd.	122	677
Ethan Allen Interiors, Inc.	55	984
Family Dollar Stores, Inc.	92	2,476
FamilyMart Co. Ltd.	15	589
Fast Retailing Co. Ltd.	9	937
Fastenal Co.	74	2,979
Fiat SpA	38	299
Finish Line, Inc	9	86
Foot Locker, Inc.	98	1,433
Ford Motor Co. (a)	314	688
Fossil, Inc. (a)	68	1,234
Fred's, Inc.	72	882
Fuji Heavy Industries Ltd.	83	283
Furniture Brands International, Inc.	94	535
Futaba Industrial Co. Ltd.	16	97
Galaxy Entertainment Group Ltd. (a)	380	27
GameStop Corp. (a)	92	2,520
Gaylord Entertainment Co. (a)	53	1,135
General Motors Corp.	44	254
Genesco, Inc. (a)	29	719
Genuine Parts Co.	134	5,273
Gildan Activewear, Inc. (a)	11	257
GKN PLC	49	94
GOME Electrical Appliances Holdings Ltd.	956	185
Grafton Group PLC	28	87
Group 1 Automotive, Inc.	48	482
Guess ?, Inc.	29	631
Gunze Ltd.	71	231
Gymboree Corp. (a)	39	1,009
H2O Retailing Corp.	40	244
Hanwa Co. Ltd.	77	199
Harman International Industries, Inc.	35	643
Harvey Norman Holdings Ltd.	104	178
Hasbro, Inc.	89	2,587
Haseko Corp.	145	128
Hennes & Mauritz AB	27	960
Herman Miller, Inc.	34	748
Hermes International SA	4	515
Hino Motors Ltd.	55	124
Hitachi High-Technologies Corp.	16	255
Home Depot, Inc.	232	5,473
Home Retail Group PLC	48	152
Honda Motor Co. Ltd.	216	5,262
The Hongkong & Shanghai Hotels Ltd.	231	215
HSN, Inc. (a)	24	148
Iberia Lineas Aereas de Espana SA	82	192
Inchcape PLC	41	52
Inditex SA	14	470

                                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Ingram Micro, Inc. (a)	93	1,240
Interface, Inc.	69	486
International Game Technology	44	616
International Speedway Corp.	40	1,256
Interval Leisure Group, Inc. (a)	24	174
Isetan Mitsukoshi Holdings Ltd.	54	499
Isuzu Motors Ltd.	183	312
Itochu Corp.	187	960
Izumi Co. Ltd.	24	307
J Crew Group, Inc. (a)	105	2,126
J Front Retailing Co. Ltd.	95	415
Jack in the Box, Inc. (a)	147	2,955
Jakks Pacific, Inc. (a)	50	1,119
Japan Airlines Corp.	199	448
Jardine Cycle & Carriage Ltd.	37	231
JB Hi-Fi Ltd.	38	221
JC Penney Co., Inc.	121	2,894
JetBlue Airways Corp. (a)	486	2,697
JFE Shoji Holdings, Inc.	52	159
Johnson Controls, Inc.	49	869
Jones Apparel Group, Inc.	68	755
JTEKT Corp.	27	202
Kayaba Industry Co. Ltd.	76	145
Kesa Electricals PLC	59	76
Kingfisher PLC	129	237
Kohl's Corp. (a)	38	1,335
Koito Manufacturing Co. Ltd.	33	253
Komeri Co. Ltd.	14	311
K's Holdings Corp.	14	229
Kuraray Co. Ltd.	43	319
Ladbrokes PLC	46	117
Las Vegas Sands Corp. (a)	14	199
Lawson, Inc.	11	533
La-Z-Boy, Inc.	122	705
Lear Corp. (a)	138	277
Lennar Corp. - B Shares	13	77
Li & Fung Ltd.	257	504
Li Ning Co. Ltd.	161	193
Life Time Fitness, Inc. (a)	86	1,637
Lifestyle International Holdings Ltd.	192	124
Limited Brands, Inc.	187	2,240
Liz Claiborne, Inc.	65	530
Lottomatica SpA	10	233
Lowe's Companies, Inc.	263	5,707
Macy's, Inc.	47	578
Magna International, Inc.	6	201
Marks & Spencer Group PLC	94	331
Marriott International, Inc.	45	939
Marubeni Corp.	190	717
Marui Group Co. Ltd.	40	238
Matsumotokiyoshi Holdings Co. Ltd.	17	330
Matsushita Electric Industrial Co. Ltd.	253	3,883
Mattel, Inc.	299	4,491
Mazda Motor Corp.	110	238

                                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

McDonald's Corp.	165	9,558
Men's Wearhouse, Inc.	64	979
MGM Mirage (a)	21	346
Michelin	8	409
Mitchells & Butlers PLC	24	60
Mitsubishi Corp.	188	3,059
Mitsubishi Logistics Corp.	26	230
Mitsubishi Motors Corp. (a)	458	623
Mitsubishi Rayon Co. Ltd.	71	149
Mitsui & Co. Ltd.	202	1,899
Modine Manufacturing Co.	57	422
Mohawk Industries, Inc. (a)	34	1,645
MSC Industrial Direct Co.	114	4,088
Nagase & Co. Ltd.	31	265
Namco Bandai Holdings, Inc.	29	294
Newell Rubbermaid, Inc.	196	2,695
Next PLC	12	204
NGK Spark Plug Co. Ltd.	23	215
NHK Spring Co. Ltd.	43	169
Nifco, Inc./Japan	16	228
Nintendo Co. Ltd.	13	4,038
Nippon Seiki Co. Ltd.	14	91
Nissan Motor Co. Ltd.	297	1,486
Nisshinbo Industries, Inc.	31	176
Nissin Kogyo Co. Ltd.	13	117
Nitori Co. Ltd.	8	497
NOK Corp.	19	178
Nokian Renkaat OYJ	12	156
Nordstrom, Inc.	90	1,628
Nu Skin Enterprises, Inc.	124	1,598
OfficeMax, Inc.	149	1,199
Onward Holdings Co. Ltd.	32	228
OPAP SA	12	261
O'Reilly Automotive, Inc. (a)	60	1,627
Orient-Express Hotels Ltd.	103	1,267
Oshkosh Truck Corp.	39	299
Pacific Sunwear Of California (a)	129	441
Panera Bread Co. (a)	40	1,805
Parkson Retail Group Ltd. (a)	255	352
Penn National Gaming, Inc. (a)	39	751
PEP Boys-Manny Moe & Jack	77	371
Persimmon PLC	16	77
PetSmart, Inc.	71	1,398
Peugeot SA	9	239
PF Chang's China Bistro, Inc. (a)	33	675
Phillips-Van Heusen Corp.	100	2,451
Pier 1 Imports, Inc. (a)	187	258
Pinnacle Entertainment, Inc. (a)	77	431
Pioneer Corp.	29	84
Pirelli & C SpA	340	119
Polo Ralph Lauren Corp.	32	1,509
Pool Corp.	64	1,114
PPR	4	253
Praktiker Bau-und Heimwerkerm AG	9	71

                                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Puma AG Rudolf Dassler Sport	1	168
Punch Taverns PLC	16	41
Qantas Airways Ltd.	115	185
Quiksilver, Inc. (a)	266	689
RadioShack Corp.	86	1,089
Reece Australia Ltd.	16	186
Regal Entertainment Group	168	2,157
Regis Corp.	59	730
Renault SA	11	334
Resorttrust, Inc.	16	155
Rite Aid Corp. (a)	332	161
RONA, Inc. (a)	18	176
Ross Stores, Inc.	88	2,877
Royal Caribbean Cruises Ltd.	100	1,356
Ruby Tuesday, Inc. (a)	100	241
Ryland Group, Inc.	120	2,255
Ryohin Keikaku Co. Ltd.	6	282
Saks, Inc. (a)	304	1,824
Sally Beauty Holdings, Inc. (a)	166	843
Sankyo Co. Ltd.	10	439
Scientific Games Corp. (a)	37	666
Sears Holdings Corp. (a)	9	520
Sega Sammy Holdings, Inc.	27	201
Sekisui Chemical Co. Ltd.	59	339
Sekisui House Ltd.	68	666
Select Comfort Corp. (a)	64	31
Seven & I Holdings Co. Ltd.	77	2,122
Shangri-La Asia Ltd.	167	231
Shimachu Co. Ltd.	14	313
Shimamura Co. Ltd.	4	274
Shimano, Inc.	12	340
Shoppers Drug Mart Corp.	12	462
Singapore Airlines Ltd.	59	441
Sky City Entertainment Group Ltd.	109	209
Skywest, Inc.	126	1,942
Sodexho Alliance SA	6	287
Sojitz Corp.	111	180
Sonae SGPS SA	132	81
Sony Corp.	118	2,659
Southwest Airlines Co.	106	1,249
Staples, Inc.	95	1,846
Starbucks Corp. (a)	100	1,313
Starwood Hotels & Resorts Worldwide, Inc.	84	1,893
Steelcase, Inc.	81	753
Sumitomo Corp.	148	1,268
Sumitomo Rubber Industries, Inc.	32	279
The Sumitomo Warehouse Co. Ltd.	63	251
Superior Industries International, Inc.	41	586
Suzuki Motor Corp.	53	755
Swatch Group AG BR	2	310
Swatch Group AG REG	7	199
TABCorp. Holdings Ltd.	63	287
Takashimaya Co. Ltd.	37	279
Takata Corp.	12	85

                                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Target Corp.	132	5,296
Tatts Group Ltd.	149	247
Taylor Wimpey PLC	63	10
Tech Data Corp. (a)	118	2,531
Teijin Ltd.	109	277
Thomson	23	32
Tim Hortons, Inc.	13	325
TJX Companies, Inc.	60	1,606
Toho Co. Ltd.	21	392
Tokai Rika Co. Ltd.	15	149
Tokyo Style Co. Ltd.	31	228
Toll Brothers, Inc. (a)	85	1,965
Toray Industries, Inc.	165	755
Toro Co.	92	3,095
Toyobo Co. Ltd.	143	199
Toyoda Gosei Co. Ltd.	12	166
Toyota Boshoku Corp.	15	131
Toyota Industries Corp.	26	578
Toyota Motor Corp.	507	19,196
Toyota Tsusho Corp.	27	252
Tractor Supply Co. (a)	45	1,870
TUI AG	14	170
TUI Travel PLC	62	188
Under Armour, Inc. (a)	41	1,066
United Stationers, Inc. (a)	36	1,346
UNY Co. Ltd.	37	282
Urban Outfitters, Inc. (a)	57	1,239
US Airways Group, Inc. (a)	62	629
USS Co. Ltd.	6	365
Vail Resorts, Inc. (a)	40	1,330
Valeo SA	7	121
VF Corp.	54	2,975
Virgin Blue Holdings Ltd.	71	16
Volkswagen AG	8	4,843
Wacoal Holdings Corp.	31	331
Walgreen Co.	177	4,506
Wal-Mart Stores, Inc.	305	17,022
Watsco, Inc.	31	1,274
Wendy's/Arby's Group, Inc.	311	1,126
Wesco International, Inc. (a)	24	477
Whirlpool Corp.	79	3,685
William Hill PLC	31	95
WMS Industries, Inc. (a)	112	2,800
Wolseley PLC	36	196
Wolverine World Wide, Inc.	166	3,901
World Fuel Services Corp.	37	793
WW Grainger, Inc.	43	3,379
Wyndham Worldwide Corp.	111	909
Wynn Resorts Ltd. (a)	16	966
Yamada Denki Co. Ltd.	11	587
Yamaha Corp.	24	228
Yamaha Motor Co. Ltd.	26	282
The Yokohama Rubber Co. Ltd.	54	259
Yum! Brands, Inc.	71	2,061

                                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Zale Corp. (a)	96	1,639
		377,768

Consumer, Non-cyclical (4.13%)
ABB Grain Ltd.	50	274
ABC Learning Centres Ltd.	68	24
Abertis Infraestructuras SA	13	222
ACCO Brands Corp. (a)	105	296
Adecco SA	7	242
Administaff, Inc.	30	600
Aggreko PLC	35	244
Ajinomoto Co., Inc.	77	654
Alberto-Culver Co.	55	1,415
Alexion Pharmaceuticals, Inc. (a)	132	5,379
Alliance Data Systems Corp. (a)	68	3,411
Altria Group, Inc.	229	4,395
American Greetings Corp.	93	1,086
Amylin Pharmaceuticals, Inc. (a)	63	643
Anheuser-Busch Co., Inc.	73	4,528
Apollo Group, Inc. (a)	85	5,908
Arbitron, Inc.	39	1,271
Archer-Daniels-Midland Co.	86	1,783
Aryzta AG (a)	9	321
Asahi Breweries Ltd.	56	911
Associated British Foods PLC	23	257
Atkins WS PLC	18	154
Atlantia SpA	16	292
Avery Dennison Corp.	58	2,031
Avis Budget Group, Inc. (a)	218	358
AWB Ltd.	126	219
Babcock International Group PLC	37	230
BearingPoint, Inc. (a)	471	99
Beiersdorf AG	6	324
Benesse Corp.	13	540
Biogen Idec, Inc. (a)	40	1,702
Bio-Rad Laboratories, Inc. (a)	43	3,671
Blyth, Inc.	55	473
Bowne & Co., Inc.	53	413
Brisa-Auto Estradas de Portugal, SA (BRISA)	28	215
British American Tobacco PLC	98	2,674
Brown-Forman Corp.	31	1,419
Bunzl PLC	29	291
C&C Group PLC	47	66
Cadbury PLC	74	676
Capita Group PLC	32	329
Carlsberg A/S	3	118
Carrefour SA	30	1,258
Casino Guichard Perrachon SA	4	278
Celera Corp. (a)	266	3,008
Celgene Corp. (a)	58	3,727
Central European Distribution Corp. (a)	45	1,296
Chaoda Modern Agriculture Ltd.	522	356
Chemed Corp.	33	1,445
China Mengniu Dairy Co. Ltd.	110	104

                                                                                  See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Church & Dwight Co., Inc.	114	6,736
Cintra Concesiones de Infraest	26	230
Clorox Co.	83	5,047
Coca Cola Hellenic Bottling Co.	13	181
Coca-Cola Amatil Ltd.	61	326
Coca-Cola Co.	233	10,266
Coca-Cola West Holdings Co. Ltd.	19	378
Colgate-Palmolive Co.	92	5,774
Colruyt SA	2	449
ConAgra Foods, Inc.	51	888
Constellation Brands, Inc. (a)	133	1,668
Convergys Corp. (a)	86	661
Corinthian Colleges, Inc. (a)	168	2,399
Corn Products International, Inc.	102	2,481
Corporate Executive Board Co.	17	507
Corrections Corporation of America (a)	214	4,090
Cosco Pacific Ltd.	146	104
CSL Ltd.	66	1,596
CSM NV	10	184
Cubist Pharmaceuticals, Inc. (a)	71	1,803
Dai Nippon Printing Co. Ltd.	82	950
Dairy Farm International Holdings Ltd.	137	553
Danisco A/S	5	216
Dean Foods Co. (a)	93	2,033
Del Monte Foods Co.	111	700
Delhaize Group	5	280
Deluxe Corp.	110	1,338
Diageo PLC	148	2,265
Dr Pepper Snapple Group, Inc. (a)	13	298
Enzon Pharmaceuticals, Inc. (a)	111	552
Experian Group Ltd.	56	308
Ezaki GliCo. Co. Ltd.	39	388
Forrester Research, Inc. (a)	33	926
Fortune Brands, Inc.	16	610
Foster's Group Ltd.	238	904
Fresh Del Monte Produce, Inc. (a)	89	1,879
FTI Consulting, Inc. (a)	73	4,252
G4S PLC	87	262
Genentech, Inc. (a)	82	6,801
General Mills, Inc.	30	2,032
Genzyme Corp. (a)	59	4,300
George Weston Ltd.	5	255
Gilead Sciences, Inc. (a)	165	7,565
Global Payments, Inc.	42	1,701
Golden Agri-Resources Ltd.	952	122
Goodman Fielder Ltd.	178	196
H&R Block, Inc.	235	4,634
Hansen Natural Corp. (a)	67	1,696
Hays PLC	120	132
Heineken Holding NV	7	211
Heineken NV	13	436
Henkel KGaA	8	196
Hershey Co.	114	4,245
Hewitt Associates, Inc. (a)	173	4,825

                                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Hillenbrand, Inc.	38	722
HJ Heinz Co.	31	1,358
Hormel Foods Corp.	56	1,583
House Foods Corp.	26	417
Human Genome Sciences, Inc. (a)	174	562
Husqvarna AB	28	192
Illumina, Inc. (a)	62	1,911
Imperial Tobacco Group PLC	37	991
InBev NV	11	441
InterMune, Inc. (a)	37	545
Intertek Group PLC	19	224
Invitrogen Corp. (a)	50	1,440
Iron Mountain, Inc. (a)	96	2,331
Ito En Ltd.	13	205
ITT Educational Services, Inc. (a)	36	3,155
J Sainsbury PLC	82	373
The JM Smucker Co.	36	1,604
Kagome Co. Ltd.	23	369
Kamigumi Co. Ltd.	45	357
Kao Corp.	61	1,746
Kerry Group PLC	15	340
Kesko OYJ	7	163
Kikkoman Corp.	28	275
Kimberly-Clark Corp.	67	4,106
Kirin Holdings Co. Ltd.	113	1,224
Kokuyo Co. Ltd.	35	244
Koninklijke Ahold NV	68	725
Kose Corp.	14	359
Kraft Foods, Inc.	210	6,119
Lender Processing Services, Inc.	51	1,177
Lighthouse Caledonia ASA (a)	2	1
Lion Corp.	70	453
Lion Nathan Ltd.	53	310
Loblaw Companies Ltd.	8	195
L'Oreal SA	14	1,053
Macquarie Infrastructure Group	317	413
Marine Harvest (a)	305	49
Mastercard, Inc.	13	1,922
McCormick & Co., Inc.	68	2,289
McKesson Corp.	39	1,435
The Medicines Co. (a)	85	1,482
Meiji Dairies Corp.	66	295
Meiji Seika Kaisha Ltd.	88	354
Metcash Ltd.	101	270
Metro AG	9	287
Metro, Inc.	11	277
Michael Page International PLC	35	113
Millipore Corp. (a)	28	1,453
Monster Worldwide, Inc. (a)	62	883
Moody's Corp.	31	794
MPS Group, Inc. (a)	200	1,558
Myriad Genetics, Inc. (a)	105	6,624
Nestle SA	220	8,533
Nichirei Corp.	81	337

                                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Nippon Meat Packers, Inc.	36	483
Nippon Suisan Kaisha Ltd.	69	169
Nisshin Seifun Group, Inc.	42	446
Nissin Food Products Co. Ltd.	13	368
Novozymes A/S	3	212
Nutreco Holding NV	5	159
Olam International Ltd.	196	167
OSI Pharmaceuticals, Inc. (a)	26	987
Pacific Brands Ltd.	131	87
Parexel International Corp. (a)	138	1,435
Park24 Co. Ltd.	38	151
Parmalat SpA	108	189
Paychex, Inc.	45	1,284
PDL BioPharma, Inc. (a)	62	605
Pepsi Bottling Group, Inc.	152	3,514
PepsiAmericas, Inc.	41	776
PepsiCo, Inc.	280	15,963
Pernod-Ricard SA	10	647
Pharmaceutical Product Development, Inc.	55	1,704
PHH Corp. (a)	108	870
Philip Morris International, Inc.	445	19,344
Premier Foods PLC	75	33
Pre-Paid Legal Services, Inc. (a)	11	434
Procter & Gamble Co.	542	34,981
QP Corp.	40	458
Quanta Services, Inc. (a)	78	1,541
RalCorp Holdings, Inc. (a)	35	2,369
Randstad Holding NV	10	193
Reckitt Benckiser Group PLC	33	1,386
Regeneron Pharmaceuticals, Inc. (a)	79	1,525
Rent-A-Center, Inc. (a)	129	1,883
Rentokil Initial PLC	121	88
Resources Connection, Inc. (a)	60	1,040
Reynolds American, Inc.	15	734
Robert Half International, Inc.	89	1,679
RR Donnelley & Sons Co.	171	2,833
SABMiller PLC	47	744
Safeway, Inc.	45	957
SAIC, Inc. (a)	369	6,815
Sapporo Holdings Ltd.	64	346
Saputo, Inc.	16	335
Sara Lee Corp.	65	727
SECOM Co. Ltd.	27	1,009
Securitas AB	25	237
Serco Group PLC	43	256
Service Corporation International	644	4,444
Shiseido Co. Ltd.	46	920
Smithfield Foods, Inc. (a)	80	842
Societe BIC SA	5	263
Societe Des Autoroutes SA	4	259
Sohgo Security Services Co. Ltd.	24	222
Sotheby's	159	1,480
Spherion Corp. (a)	107	340
Stewart Enterprises, Inc.	186	962

                                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Strayer Education, Inc.	25	5,657
Supervalu, Inc.	169	2,407
Swedish Match AB	20	273
Sysco Corp.	138	3,616
Takara Holdings, Inc.	62	290
Tate & Lyle PLC	34	202
TeleTech Holdings, Inc. (a)	52	470
Tesco PLC	436	2,382
Thai Beverage PCL	2,152	297
Ticketmaster (a)	24	232
Tingyi Cayman Islands Holding Corp.	441	461
Toppan Printing Co. Ltd.	79	569
Total System Services, Inc.	121	1,663
Toyo Suisan Kaisha Ltd.	24	613
Transurban Group	114	408
Tree.Com, Inc. (a)	4	11
Tyson Foods, Inc.	299	2,613
Unicharm Corp.	7	495
Unilever NV	94	2,257
Unilever PLC	72	1,618
United Rentals, Inc. (a)	158	1,620
United Therapeutics Corp. (a)	48	4,187
Universal Corp./Richmond VA	59	2,336
UST, Inc.	126	8,516
Valassis Communications, Inc. (a)	91	404
Vertex Pharmaceuticals, Inc. (a)	70	1,835
Viad Corp.	36	787
VistaPrint Ltd. (a)	100	1,707
Watson Wyatt Worldwide, Inc.	101	4,289
WD-40 Co.	32	931
Weight Watchers International, Inc.	19	594
The Western Union Co.	103	1,572
Whole Foods Market, Inc.	74	793
Wilmar International Ltd.	288	479
WM Morrison Supermarkets PLC	127	538
Woolworths Ltd.	142	2,622
Yakult Honsha Co. Ltd.	19	467
Yamazaki Baking Co. Ltd.	48	629
		414,832

Energy (3.15%)
Acergy SA	14	92
Advantage Energy Income Fund	10	62
Alpha Natural Resources, Inc. (a)	115	4,114
Amec PLC	30	250
Anadarko Petroleum Corp.	48	1,694
Apache Corp.	33	2,717
Arch Coal, Inc.	76	1,627
Arrow Energy Ltd. (a)	159	262
Atwood Oceanics, Inc. (a)	94	2,583
Australian Worldwide Exploration Ltd. (a)	131	218
Baker Hughes, Inc.	57	1,992
BG Group PLC	196	2,880
BJ Services Co.	182	2,339

                                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Bourbon SA	6	168
BP PLC	1,069	8,727
Cabot Oil & Gas Corp.	55	1,544
Caltex Australia Ltd.	18	112
Cameron International Corp. (a)	134	3,251
Canadian Natural Resources Ltd.	30	1,514
Canadian Oil Sands Trust	13	349
CGG-Veritas (a)	10	159
Cheniere Energy, Inc. (a)	58	217
Chesapeake Energy Corp.	63	1,384
Chevron Corp.	251	18,725
Cimarex Energy Co.	52	2,104
CNOOC Ltd.	1,716	1,395
CNPC (Hong Kong) Ltd.	625	186
ConocoPhillips Co.	164	8,531
Consol Energy, Inc.	112	3,516
Core Laboratories NV	37	2,727
Cosmo Oil Co. Ltd.	79	163
Covanta Holding Corp. (a)	56	1,207
Crosstex Energy, Inc.	60	613
DCC PLC	13	203
Delta Petroleum Corp. (a)	84	790
Denbury Resources, Inc. (a)	130	1,652
Devon Energy Corp.	42	3,396
Diamond Offshore Drilling, Inc.	9	799
Dril-Quip, Inc. (a)	37	914
El Paso Corp.	536	5,199
Enbridge, Inc.	18	625
EnCana Corp.	42	2,135
Enerplus Resources Fund	9	242
ENI SpA	135	3,188
ENSCO International, Inc.	90	3,421
EOG Resources, Inc.	44	3,560
Equitable Resources, Inc.	53	1,840
EXCO Resources, Inc. (a)	180	1,654
Exterran Holdings, Inc. (a)	34	762
Exxon Mobil Corp.	638	47,289
First Solar, Inc. (a)	19	2,730
FMC Technologies, Inc. (a)	68	2,379
Forest Oil Corp. (a)	36	1,052
Foundation Coal Holdings, Inc.	62	1,287
Fugro NV	6	212
Global Industries Ltd. (a)	210	536
Grey Wolf, Inc. (a)	612	3,929
Halliburton Co.	156	3,087
Headwaters, Inc. (a)	82	869
Helix Energy Solutions Group, Inc. (a)	44	465
Helmerich & Payne, Inc.	48	1,647
Hercules Offshore, Inc. (a)	104	758
Holly Corp.	107	2,100
Husky Energy, Inc.	14	421
Idemitsu Kosan Co. Ltd.	4	227
Imperial Oil Ltd.	16	566
ION Geophysical Corp. (a)	129	846

                                                                                 See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Japan Petroleum Exploration Co.	6	227
John Wood Group PLC	59	228
Lundin Petroleum AB (a)	36	168
Marathon Oil Corp.	55	1,601
Mariner Energy, Inc. (a)	172	2,475
Murphy Oil Corp.	81	4,102
National Oilwell Varco, Inc. (a)	111	3,318
Neste Oil OYJ	11	173
Nexen, Inc.	26	345
Niko Resources Ltd.	4	175
Nippon Mining Holdings, Inc.	110	323
Nippon Oil Corp.	172	684
Noble Corp.	165	5,315
Noble Energy, Inc.	78	4,042
Occidental Petroleum Corp.	93	5,165
Oceaneering International, Inc. (a)	50	1,409
Oil Search Ltd.	117	350
Oilexco, Inc. (a)	32	135
OMV AG	8	255
Oneok, Inc.	65	2,074
OPTI Canada, Inc. (a)	18	48
Origin Energy Ltd.	103	1,074
Parker Drilling Co. (a)	220	1,126
Patriot Coal Corp. (a)	118	1,868
Peabody Energy Corp.	35	1,208
Pengrowth Energy Trust	21	227
Penn Virginia Corp.	89	3,308
Penn West Energy Trust	12	214
Petro-Canada	27	675
Pride International, Inc. (a)	88	1,654
Q-Cells AG (a)	4	158
Questar Corp.	91	3,136
Quicksilver Resources, Inc. (a)	54	565
Range Resources Corp.	79	3,335
Renewable Energy Corp. AS (a)	10	93
Repsol YPF SA	44	832
Rowan Companies, Inc.	71	1,288
Royal Dutch Shell PLC - A Shares	137	3,774
Royal Dutch Shell PLC - B Shares	153	4,085
Saint Mary Land & Exploration Co.	100	2,489
Saipem SpA	14	261
Santos Ltd.	70	627
SBM Offshore NV	9	157
Schlumberger Ltd.	207	10,692
Seacor Holdings, Inc. (a)	56	3,762
Seadrill Ltd.	19	181
Showa Shell Sekiyu KK	31	245
Singapore Petroleum Co. Ltd.	90	126
Smith International, Inc.	167	5,758
Solarworld AG	8	202
Southwestern Energy Co. (a)	208	7,409
Spectra Energy Corp.	64	1,237
StatoilHydro ASA	69	1,340
Suncor Energy, Inc.	50	1,201
                                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sunoco, Inc.	94	2,867
Superior Energy Services, Inc. (a)	141	3,006
Talisman Energy, Inc.	58	573
Technip SA	6	178
Tesoro Corp.	96	928
Tetra Technologies, Inc. (a)	94	654
TonenGeneral Sekiyu KK	40	334
Total SA	125	6,820
TransCanada Corp.	29	877
Transocean, Inc.	48	3,952
Trican Well Service Ltd.	21	197
Tullow Oil PLC	40	337
Ultra Petroleum Corp. (a)	93	4,329
UTS Energy Corp. (a)	67	51
Valero Energy Corp.	56	1,152
Verbund AG	8	377
Walter Industries, Inc.	72	2,790
Weatherford International Ltd. (a)	120	2,026
Westernzagros Resources Ltd. (a)	11	7
Whiting Petroleum Corp. (a)	58	3,015
Williams Companies, Inc.	85	1,782
Woodside Petroleum Ltd.	53	1,475
XTO Energy, Inc.	84	3,020
		315,868

Financial (7.02%)
The 77 Bank Ltd.	59	271
ACE Ltd.	33	1,893
Acom Co. Ltd.	11	413
Admiral Group PLC	23	338
Aegon NV	80	323
Aeon Credit Service Co. Ltd.	27	284
Aeon Mall Co. Ltd.	13	314
Affiliated Managers Group, Inc. (a)	16	742
AGF Management Ltd.	11	121
Agile Property Holdings Ltd.	218	69
Aiful Corp.	15	68
Aioi Insurance Co. Ltd.	65	261
Alexandria Real Estate Equities, Inc.	68	4,727
Allco Finance Group Ltd.	42	4
Alleanza Assicurazioni SpA	30	199
Alleghany Corp. (a)	3	846
Allianz SE	25	1,895
Allied Irish Banks PLC	51	276
Allied World Assurance Co.	21	673
The Allstate Corp.	55	1,451
Alpha Bank AE	22	319
AMB Property Corp.	52	1,250
AMBAC Financial Group, Inc.	72	193
Amcore Financial, Inc.	39	181
American Express Co.	181	4,978
American Financial Group, Inc.	44	1,000
American National Insurance Co.	11	751
AmeriCredit Corp. (a)	238	1,395

                                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Ameriprise Financial, Inc.	21	454
Amlin PLC	61	311
AMP Ltd.	221	794
Anchor BanCorp. Wisconsin, Inc.	36	205
Anglo Irish Bank Corp. PLC	40	124
Annaly Capital Management, Inc.	312	4,337
Aon Corp.	26	1,100
Apartment Investment & Management Co.	54	790
Arch Capital Group Ltd. (a)	34	2,372
Ardepro Co. Ltd.	1	16
Arthur J Gallagher & Co.	62	1,510
Ascendas Real Estate Investment Trust	216	230
Aspen Insurance Holdings Ltd.	56	1,286
Assicurazioni Generali SpA	66	1,653
Associated Banc Corp.	75	1,655
Assurant, Inc.	101	2,573
Assured Guaranty Ltd.	124	1,393
Astoria Financial Corp.	56	1,065
ASX Ltd.	20	397
Australia & New Zealand Banking Group	216	2,491
AvalonBay Communities, Inc.	42	2,983
Aviva PLC	143	847
The Awa Bank Ltd.	81	499
AXA Asia Pacific Holdings Ltd.	106	310
AXA SA	99	1,873
Axis Capital Holdings Ltd.	143	4,073
Babcock & Brown Ltd.	34	29
Baloise Holding AG	4	213
Banca Carige SpA	83	176
Banca Monte dei Paschi di Sien EU	69	133
Banca Piccolo Credito Valtellinese	27	203
Banca Popolare di Milano Scarl	27	157
Banco Bilbao Vizcaya Arg.	195	2,234
Banco BPI SA	42	87
Banco Comercial Portugues SA	184	214
Banco de Valencia SA	28	258
Banco Espirito Santo SA	16	153
Banco Pastor SA	19	157
Banco Popular Espanol SA	42	378
Banco Santander SA	352	3,754
BanCorpsouth, Inc.	165	4,005
Bank of America Corp.	541	13,076
Bank of East Asia Ltd.	183	357
Bank of Ireland	54	162
The Bank of Ikeda Ltd.	9	358
The Bank of Kyoto Ltd.	41	425
The Bank of Nagoya Ltd.	62	366
The Bank of Yokohama Ltd.	166	780
Bank of Montreal	28	1,000
Bank of New York Mellon Corp.	151	4,923
Bank of Nova Scotia	54	1,503
Bank of Queensland Ltd.	26	230
Bankinter SA	22	235
Barclays PLC	360	1,037

                                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

BB&T Corp.	55	1,972
Bendigo Bank Ltd.	61	534
BioMed Realty Trust, Inc.	206	2,894
BNP Paribas SA	48	3,425
BOC Hong Kong Holdings Ltd.	422	467
BOK Financial Corp.	19	909
Bolsas Y Mercados Espanoles SA	7	170
Boston Properties, Inc.	16	1,134
Bradford & Bingley PLC	45	14
Brandywine Realty Trust	187	1,616
BRE Properties, Inc.	122	4,247
Brit Insurance Holdings PLC	56	164
British Land Co. PLC	29	288
Brookfield Asset Management, Inc.	32	560
Brookfield Properties Corp.	126	1,271
Cambridge Industrial Trust	215	36
Camden Property Trust	30	1,011
Canadian Imperial Bank of Commerce	19	862
CapitaCommercial Trust	221	146
Capital One Financial Corp.	43	1,682
CapitaLand Ltd.	197	379
CapitalSource, Inc.	87	644
CapitaMall Trust	156	200
Cathay General BanCorp.	110	2,693
Catlin Group Ltd.	40	221
Cattles PLC	51	27
CB Richard Ellis Group, Inc. (a)	108	757
CBL & Associates Properties, Inc.	130	1,200
Centro Properties Group	100	5
CFS Retail Property Trust	236	320
Challenger Financial Services Group Ltd.	81	88
The Charles Schwab Corp.	172	3,289
Cheung Kong Holdings Ltd.	172	1,610
Cheung Kong Infrastructure Holdings Co.	108	391
The Chiba Bank Ltd.	106	505
China Everbright Ltd.	164	146
China Insurance International Holdings Co.	157	361
China Overseas Land & Investments Ltd.	415	454
China Resources Land Ltd.	211	207
Chinese Estates Holdings Ltd.	212	158
Chubb Corp.	41	2,125
The Chugoku Bank Ltd.	29	393
Chuo Mitsui Trust Holdings, Inc.	116	440
Cincinnati Financial Corp.	125	3,249
CIT Group, Inc.	135	559
CITIC International Financial Holdings Ltd.	461	291
Citigroup, Inc.	619	8,449
Citizens Republic BanCorp., Inc.	140	413
City Developments Ltd.	56	238
City National Corp.	25	1,338
Close Brothers Group PLC	23	198
CME Group, Inc.	8	2,257
CNP Assurances SA	3	241
Colonial BancGroup, Inc.	97	397

                                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Colonial Properties Trust	98	1,033
Comerica, Inc.	123	3,394
Commerce Bancshares, Inc.	50	2,364
Commerzbank AG	33	358
Commonwealth Bank of Australia	152	4,069
Commonwealth Property Office Fund	283	248
CompuCredit Corp. (a)	34	88
Conseco, Inc. (a)	138	257
Corio NV	4	213
Corporacion Financiera Alba, SA	5	146
Corporate Office Properties Trust	61	1,896
Credit Agricole SA	41	587
Credit Saison Co. Ltd.	20	206
Credit Suisse Group	58	2,171
Cullen/Frost Bankers, Inc.	39	2,183
Dah Sing Financial Holdings Ltd.	42	100
Daishi Bank Ltd.	91	349
Daito Trust Cons Ltd.	11	458
Daiwa Securities Group, Inc.	164	897
Danske Bank A/S	26	383
DB RREEF Trust	341	169
DBS Group Holdings Ltd.	131	973
DCT Industrial Trust, Inc.	360	1,775
Delphi Financial Group, Inc.	85	1,339
Derwent London PLC	11	128
Deutsche Bank AG	29	1,107
Deutsche Boerse AG	11	873
Deutsche Postbank AG	5	102
Developers Diversified Realty Corp.	74	975
Dexia SA	31	161
DiamondRock Hospitality Co.	186	963
Digital Realty Trust, Inc.	107	3,582
Dime Community Bancshares, Inc.	59	985
DnB NOR ASA	41	234
Duke Realty Corp.	161	2,272
E*Trade Financial Corp. (a)	833	1,516
EFG Eurobank Ergasias SA	15	162
Endurance Specialty Holdings Ltd.	37	1,119
Equity Lifestyle Properties, Inc.	28	1,176
Equity Residential Property Trust	33	1,153
Erie Indemnity Co.	33	1,227
Erste Bank der Oesterreichisch AG	12	317
Essex Property Trust, Inc.	40	3,892
Eurazeo	3	179
Everest Re Group Ltd.	60	4,482
Fairfax Financial Holdings Ltd.	2	549
Fannie Mae	91	84
Federal Realty Investment Trust	30	1,838
Federated Investors, Inc.	62	1,500
FelCor Lodging Trust, Inc.	133	400
Fidelity National Financial, Inc.	138	1,243
Fifth Third BanCorp.	48	521
First American Corp.	54	1,102
First BanCorp.	141	1,441

                                                                   See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

First Horizon National Corp.	81	970
First Industrial Realty Trust, Inc.	87	900
First Marblehead Corp.	46	78
First Midwest BanCorp., Inc.	107	2,376
First Niagara Financial Group	225	3,548
FirstFed Financial Corp. (a)	27	242
FirstMerit Corp.	160	3,731
FKP Property Group	65	50
FNB Corp.	110	1,441
Fondiaria-Sai SpA	8	149
Forest City Enterprises, Inc.	31	369
Forestar Real Estate Group, Inc. (a)	93	814
Fortis (a)	72	83
Franklin Resources, Inc.	23	1,564
Franklin Street Properties Corp.	117	1,384
Fraser and Neave Ltd.	129	237
Freddie Mac	2	2
Fremont General Corp. (a)	169	8
Friedman Billings Ramsey Group	400	252
Friends Provident PLC	118	133
Frontier Financial Corp.	86	573
Fulton Financial Corp.	371	3,896
Gecina SA	2	138
Genting International PLC (a)	657	159
Genworth Financial, Inc.	44	213
Goldman Sachs Group, Inc.	40	3,700
Goodman Group	173	107
GPT Group	246	122
Gramercy Capital Corp.	28	74
Great Eagle Holdings Ltd.	102	114
Great Eastern Holdings Ltd.	32	197
Great Portland Estates PLC	29	129
Great-West Lifeco, Inc.	14	297
Greentown China Holdings Ltd.	161	48
The Gunma Bank Ltd.	59	295
Guoco Group Ltd.	26	151
GZI Real Estate Investment Trust	323	63
Hachijuni Bank Ltd.	61	295
Hammerson PLC	16	183
Hang Lung Group Ltd.	99	309
Hang Lung Properties Ltd.	216	513
Hang Seng Bank Ltd.	81	993
Hannover Rueckversicherung AG	9	226
Hartford Financial Services Group, Inc.	32	330
Hbos PLC	211	337
HCC Insurance Holdings, Inc.	70	1,544
HCP, Inc.	155	4,639
Health Care REIT, Inc.	204	9,080
Healthcare Realty Trust, Inc.	102	2,606
Heiwa Real Estate Co. Ltd.	55	149
Henderson Group PLC	96	81
Henderson Investment Ltd.	235	11
Henderson Land Development Corp.	129	451
Higo Bank Ltd.	58	316

                                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Hiroshima Bank Ltd.	74	269
The Hokkoku Bank Ltd.	90	333
Hokuhoku Financial Group, Inc.	164	318
Home Properties, Inc.	79	3,199
Hong Kong Exchanges and Clearing Ltd.	125	1,222
Hongkong Land Holdings Ltd.	219	583
Hopewell Holdings Ltd.	89	270
Hopson Development Holdings Ltd.	107	35
Horace Mann Educators Corp.	101	804
Hospitality Properties Trust	60	609
Host Hotels & Resorts, Inc.	330	3,412
HRPT Properties Trust	699	2,523
HSBC Holdings PLC	644	7,900
Hudson City BanCorp., Inc.	346	6,508
Huntington Bancshares, Inc.	260	2,457
The Hyakugo Bank Ltd.	60	333
The Hyakujushi Bank Ltd.	76	375
Hypo Real Estate Holding AG	5	32
Hysan Development Co. Ltd.	149	228
ICAP PLC	40	198
IGM Financial, Inc.	8	242
Immoeast AG (a)	29	35
Immofinanz AG	30	33
Industrial Alliance Insurance	10	208
IndyMac BanCorp., Inc.	156	9
ING Groep NV	115	1,060
ING Industrial Fund	185	41
ING Office Fund	269	197
Insurance Australia Group Ltd.	212	535
IntercontinentalExchange, Inc. (a)	43	3,679
International Bancshares Corp.	153	3,973
Intesa Sanpaolo RNC	54	158
Intesa Sanpaolo SpA	530	1,920
Invesco Ltd.	197	2,937
Investec PLC	31	117
Investment Technology Group, Inc. (a)	106	2,163
Investor AB - A Shares	15	213
Investor AB - B Shares	25	369
IPC Holdings Ltd.	52	1,436
Irish Life & Permanent PLC	16	49
iStar Financial, Inc.	80	85
IVG Immobilien AG	11	74
Iyo Bank Ltd.	44	466
JafCo. Co. Ltd.	8	211
Janus Capital Group, Inc.	118	1,385
Japan Securities Finance Co. Ltd.	28	125
Jefferies Group, Inc.	68	1,076
Jones Lang LaSalle, Inc.	19	625
The Joyo Bank Ltd.	95	441
The Juroku Bank Ltd.	64	231
JPMorgan Chase & Co.	414	17,078
Jyske Bank A/S (a)	5	148
The Kagoshima Bank Ltd.	53	331
KBC Groep NV	9	384

                                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

The Keiyo Bank Ltd.	69	304
Keppel Land Ltd.	70	87
Kerry Properties Ltd.	53	129
KeyCorp.	237	2,899
Kilroy Realty Corp.	77	2,476
Kimco Realty Corp.	174	3,929
Kinnevik Investment AB	20	152
Klepierre SA	6	137
Knight Capital Group, Inc. (a)	320	4,627
Kowloon Development Co. Ltd.	175	58
Land Securities Group PLC	24	421
LaSalle Hotel Properties	52	732
Legal & General Group PLC	360	413
Lend Lease Corp. Ltd.	41	191
Leopalace21 Corp.	16	117
Lexington Realty Trust	135	1,084
Liberty International PLC	18	199
Liberty Property Trust	58	1,383
Lincoln National Corp.	28	483
Link REIT	196	339
Lloyds TSB Group PLC	310	987
Loews Corp.	47	1,561
London Stock Exchange Group PLC	14	126
M&T Bank Corp.	49	3,974
The Macerich Co.	38	1,118
Mack-Cali Realty Corp.	43	977
Macquarie Communications Infrastructure Group	76	81
Macquarie CountryWide Trust	229	36
Macquarie Group Ltd.	30	586
Macquarie Office Trust	296	56
Man Group PLC	90	516
Manulife Financial Corp.	85	1,702
Mapfre SA	82	259
Markel Corp. (a)	5	1,754
Marsh & McLennan Companies, Inc.	56	1,642
Marshall & Ilsley Corp.	261	4,706
Max Capital Group Ltd.	98	1,563
MBIA, Inc.	82	806
Mediobanca SpA	21	238
Meinl European Land Ltd. (a)	17	77
Mercury General Corp.	16	822
MetLife, Inc.	46	1,528
MGIC Investment Corp.	53	206
Mid-America Apartment Communities	33	1,163
Millea Holdings, Inc.	97	2,895
Mirvac Group	121	108
Mitsubishi Estate Co. Ltd.	162	2,807
Mitsubishi UFJ Financial Group	2,458	14,920
Mitsubishi UFJ Lease & Finance Co. Ltd.	9	211
Mitsui Fudosan Co. Ltd.	104	1,762
Mitsui Sumitomo Insurance Group	50	1,358
Mizuho Financial Group, Inc.	3	7,065
Mizuho Trust & Banking Co. Ltd.	202	232
Montpelier Re Holdings Ltd.	58	830

                                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Morgan Stanley	133	2,324
Muenchener Rueckversicherungs AG	12	1,606
Musashino Bank Ltd.	8	237
The Nanto Bank Ltd.	77	357
The Nasdaq Stock Market, Inc. (a)	52	1,688
National Australia Bank Ltd.	189	3,012
National Bank of Canada	9	338
National Bank of Greece SA	27	588
National Financial Partners Co.	49	326
National Retail Properties, Inc.	219	3,905
Nationwide Financial Services, Inc.	117	5,535
Nationwide Health Properties, Inc.	274	8,176
New World Development Ltd.	264	213
New York Community BanCorp., Inc.	265	4,150
NewAlliance Bancshares, Inc.	226	3,119
Newcastle Investment Corp.	105	425
Nexity Financial Corp.	5	43
Nipponkoa Insurance Co. Ltd.	95	558
The Nishi-Nippon City Bank Ltd.	115	245
Nissay Dowa General Insurance Co. Ltd.	69	300
Nomura Holdings, Inc.	225	2,060
Nomura Real Estate Holdings	13	248
Nordea Bank AB	114	896
Northern Rock PLC (a)	23	33
NYSE Euronext, Inc.	26	785
Ogaki Kyoritsu Bank Ltd.	77	376
Okasan Holdings, Inc.	61	257
OKO Bank PLC	22	293
Old Mutual PLC	303	244
Old National BanCorp.	122	2,311
Old Republic International Corp.	164	1,510
Onex Corp.	12	208
ORIX Corp.	11	1,101
Oversea-Chinese Banking Corp.	291	962
Pacific Capital BanCorp. NA	94	1,846
Park National Corp.	15	1,091
PartnerRe Ltd.	39	2,640
Pennsylvania Real Estate Investment Trust	84	1,063
Perpetual Ltd.	6	139
Philadelphia Consolidated Holding Corp. (a)	142	8,306
The Phoenix Companies, Inc.	231	1,495
Piper Jaffray Companies (a)	24	947
Piraeus Bank SA	19	240
Platinum Underwriters Holdings Ltd.	173	5,491
The PMI Group, Inc.	54	134
PNC Financial Services Group, Inc.	35	2,333
Popular, Inc.	160	1,216
Post Properties, Inc.	59	1,317
Power Corporation of Canada	17	370
Power Financial Corp.	13	326
Principal Financial Group, Inc.	27	513
ProAssurance Corp. (a)	43	2,363
Promise Co. Ltd.	14	246
Prosperity Bancshares, Inc.	87	2,889

                                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Prosperity REIT	615	65
Protective Life Corp.	41	342
Provident Bankshares Corp.	59	630
Provident Financial Services, Inc.	115	1,686
Prudential Financial, Inc.	44	1,320
Prudential PLC	134	679
PSP Swiss Property AG	7	302
Public Storage, Inc.	18	1,467
QBE Insurance Group Ltd.	102	1,728
Quintain Estates & Development PLC	21	29
Radian Group, Inc.	50	180
Raiffeisen International Bank-Holding AG	3	94
RAIT Financial Trust	118	451
Ratos AB	12	208
Raymond James Financial, Inc.	60	1,397
Realty, Income Corp.	244	5,641
Redwood Trust, Inc.	90	1,372
Regency Centers Corp.	36	1,421
Regions Financial Corp.	72	798
Reinet Investments SCA (a)	4	41
Reinsurance Group Of America, Inc. - A Shares	18	672
RenaissanceRe Holdings Ltd.	42	1,928
RioCan REIT	18	251
RLI Corp.	28	1,607
Royal & Sun Alliance Insurance Group PLC	164	363
Royal Bank of Canada	70	2,721
Royal Bank of Scotland Group PLC	533	579
Saint George Bank Ltd.	63	1,159
Sampo Oyj	27	536
San-In Godo Bank Ltd.	44	311
Schroders PLC	15	191
Segro PLC	32	144
Selective Insurance Group	104	2,470
Senior Housing Properties Trust	179	3,431
The Senshu Bank Ltd.	152	265
Shenzhen Investment Ltd.	445	45
The Shiga Bank Ltd.	60	369
Shimao Property Holdings Ltd.	145	77
Shinko Securities Co. Ltd.	79	189
Shinsei Bank Ltd.	174	260
The Shizuoka Bank Ltd.	84	725
Shui On Land Ltd.	369	82
Shun Tak Holdings Ltd.	248	48
Silic	2	177
Simon Property Group, Inc.	34	2,279
Singapore Exchange Ltd.	125	430
Sino Land Co	171	144
Skandinaviska Enskilda Banken AB	30	287
SL Green Realty Corp.	31	1,303
Societa Cattolica di Assicuraz	7	254
Societe Generale	25	1,344
Sompo Japan Insurance, Inc.	116	784
The South Financial Group, Inc.	156	906
Sovereign BanCorp., Inc.	232	673

                                                                   See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Standard Chartered PLC	78	1,274
Standard Life PLC	116	446
State Street Corp.	48	2,081
Sterling Bancshares, Inc.	134	1,067
Sterling Financial Corp.	109	925
Stockland Trust Group	169	446
Storebrand ASA	25	58
Strategic Hotels & Resorts, Inc.	159	787
Sumitomo Mitsui Financial Group, Inc.	4	15,510
Sumitomo Realty & Development Ltd.	56	884
Sumitomo Trust & Banking Co. Ltd.	197	876
Sun Hung Kai Properties Ltd.	162	1,369
Sun Life Financial, Inc.	32	753
SunCorp.-Metway Ltd.	113	601
Sunstone Hotel Investors, Inc.	115	753
Suntec REIT	310	145
SunTrust Banks, Inc.	36	1,445
Suruga Bank Ltd.	31	284
Susquehanna Bancshares, Inc.	233	3,609
SVB Financial Group (a)	44	2,264
Svenska Handelsbanken AB	28	503
Swedbank AB	20	160
Swiss Life Holding	2	179
Swiss Reinsurance AG	21	864
SWS Group, Inc.	58	1,076
Sydbank A/S	8	123
Synovus Financial Corp.	165	1,704
T Rowe Price Group, Inc.	162	6,405
T&D Holdings, Inc.	29	1,072
Takefuji Corp.	16	126
Taubman Centers, Inc.	84	2,790
TCF Financial Corp.	79	1,401
TD Ameritrade Holding Corp. (a)	33	439
Tokai Tokyo Securities Co. Ltd.	69	184
Tokyo Tatemono Co. Ltd.	37	149
The Tokyo Tomin Bank Ltd.	11	145
Tokyu Land Corp.	54	148
Topdanmark A/S (a)	2	216
Torchmark Corp.	95	3,968
Toronto-Dominion Bank	122	4,763
The Travelers Companies, Inc.	100	4,255
Trustco Bank Corp.	175	2,130
Trustmark Corp.	94	1,929
TSX Group, Inc.	10	234
UBS AG (a)	105	1,751
UCBH Holdings, Inc.	224	1,183
UDR, Inc.	85	1,680
Umpqua Holdings Corp.	117	1,991
Unibail-Rodamco	4	596
UniCredit SpA	675	1,625
UnionBanCal Corp.	33	2,423
Unione di Banche Italiane SCPA	35	586
Unipol Gruppo Finanziario SpA	115	202
United Bankshares, Inc.	94	2,999

                                                                            See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

United Industrial Corp. Ltd.	190	169
United Overseas Bank Ltd.	143	1,255
Unitrin, Inc.	37	777
Unum Group	259	4,079
UOL Group Ltd.	109	138
Urban Corp.	24	-
US BanCorp.	239	7,125
Valad Property Group	244	14
Valley National BanCorp	78	1,482
Ventas, Inc.	94	3,390
Verwalt & Privat-Bank AG	1	138
Wachovia Corp.	272	1,744
Washington Federal, Inc.	185	3,260
Washington Mutual, Inc.	90	6
Webster Financial Corp.	116	2,151
Weingarten Realty Investors	50	1,023
Wells Fargo & Co.	363	12,360
Wereldhave NV	1	83
Westfield Group	219	2,386
Westpac Banking Corp.	216	2,910
Wheelock & Co. Ltd.	149	220
White Mountains Insurance Group Ltd.	4	1,378
Whitney Holding Corp.	146	2,774
Willis Group Holdings Ltd.	138	3,621
Wilmington Trust Corp.	43	1,241
Wing Hang Bank Ltd.	31	144
Wing Lung Bank Ltd.	37	733
Wing Tai Holdings Ltd.	157	71
WR Berkley Corp.	258	6,778
XL Capital Ltd.	18	175
Yamaguchi Financial Group, Inc.	31	291
The Yamanashi Chuo Bank Ltd.	62	348
Yanlord Land Group Ltd.	181	89
Zenith National Insurance Corp.	80	2,629
Zions Bancorporation	66	2,515
Zurich Financial Services AG	8	1,606
		703,835

Healthcare (3.18%)
Abbott Laboratories	177	9,762
Advanced Medical Optics, Inc. (a)	27	167
Aetna, Inc.	90	2,238
Affymetrix, Inc. (a)	32	118
Alcon, Inc.	10	881
Alfresa Holdings Corp.	6	258
Alkermes, Inc. (a)	131	1,294
Allergan, Inc.	54	2,142
American Medical Systems Holdings, Inc. (a)	94	1,017
Amerigroup Corp. (a)	126	3,150
AmerisourceBergen Corp.	107	3,346
Arthrocare Corp. (a)	35	727
Astellas Pharma, Inc.	65	2,567
AstraZeneca PLC	83	3,513
Barr Pharmaceuticals, Inc. (a)	58	3,727

                                                                   See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Baxter International, Inc.	113	6,835
Beckman Coulter, Inc.	32	1,597
Becton Dickinson & Co.	50	3,470
BioMarin Pharmaceutical, Inc. (a)	167	3,059
Biovail Corp.	20	172
Boston Scientific Corp. (a)	185	1,671
Bristol-Myers Squibb Co.	272	5,590
Brookdale Senior Living, Inc.	27	233
Celesio AG	6	177
Cephalon, Inc. (a)	35	2,510
Chugai Pharmaceutical Co. Ltd.	32	448
Cigna Corp.	29	473
Cochlear Ltd.	7	265
Community Health Systems, Inc. (a)	59	1,210
Covance, Inc. (a)	33	1,650
Coventry Health Care, Inc. (a)	96	1,266
CR Bard, Inc.	63	5,560
CV Therapeutics, Inc. (a)	67	625
Daiichi Sankyo Co. Ltd.	82	1,665
Dainippon Sumitomo Pharma Co.	41	319
DaVita, Inc. (a)	56	3,178
Dentsply International, Inc.	75	2,279
Edwards Lifesciences Corp. (a)	103	5,443
Eisai Co. Ltd.	34	1,087
Elan Corp. PLC (a)	26	193
Eli Lilly & Co.	108	3,653
Endo Pharmaceuticals Holdings (a)	71	1,314
Essilor International SA	11	491
Express Scripts, Inc. (a)	30	1,818
Fisher & Paykel Healthcare Corp.	149	258
Forest Laboratories, Inc. (a)	42	976
Fresenius Medical Care AG & Co.	10	454
Galenica AG	1	302
Gen-Probe, Inc. (a)	96	4,518
Getinge AB	17	235
GlaxoSmithKline PLC	335	6,454
Grifols SA	18	356
Haemonetics Corp. (a)	34	2,008
Health Management Associates, Inc. (a)	707	1,485
Health Net, Inc. (a)	59	760
Healthscope Ltd.	83	238
Healthsouth Corp. (a)	101	1,267
Healthways, Inc. (a)	87	879
Hengan International Group Co.	114	313
Henry Schein, Inc. (a)	47	2,200
Herbalife Ltd.	25	611
Hill-Rom Holdings, Inc.	38	865
Hisamitsu Pharmaceutical Co., Inc.	14	580
Hologic, Inc. (a)	141	1,726
Humana, Inc. (a)	31	917
Idexx Laboratories, Inc. (a)	107	3,765
Immucor, Inc. (a)	169	4,487
Intuitive Surgical, Inc. (a)	24	4,147
Invacare Corp.	59	1,073

                                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Inverness Medical Innovations, Inc. (a)	127	2,432
Johnson & Johnson	346	21,224
Kinetic Concepts, Inc. (a)	28	678
King Pharmaceuticals, Inc. (a)	151	1,327
Kobayashi Pharmaceutical Co. Ltd.	11	351
Kyowa Hakko Kogyo Co. Ltd.	27	220
Laboratory Corporation of America Holdings (a)	71	4,366
LifePoint Hospitals, Inc. (a)	115	2,757
Luxottica Group SpA	11	221
Magellan Health Services, Inc. (a)	93	3,435
MDS, Inc. (a)	20	209
Medarex, Inc. (a)	163	1,146
Medco Health Solutions, Inc. (a)	118	4,478
Mediceo Paltac Holdings Co. Ltd.	26	278
Medtronic, Inc.	198	7,985
Mentor Corp.	45	761
Merck & Co., Inc.	238	7,366
Merck KGAA	4	355
Miraca Holdings, Inc.	21	333
Mitsubishi Tanabe Pharma Corp.	33	342
Mylan, Inc. (a)	225	1,928
NBTY, Inc. (a)	144	3,365
Nektar Therapeutics (a)	108	597
Nipro Corp.	18	274
Nobel Biocare Holding AG	5	85
Novartis AG	137	6,896
Novo Nordisk A/S	22	1,175
Odyssey HealthCare, Inc. (a)	97	930
Omega Pharma SA	4	147
Omnicare, Inc.	78	2,150
Ono Pharmaceutical Co. Ltd.	14	615
Onyx Pharmaceuticals, Inc. (a)	95	2,563
Parkway Holdings Ltd.	151	159
Patterson Companies, Inc. (a)	69	1,748
Pediatrix Medical Group, Inc. (a)	84	3,247
Pfizer, Inc.	749	13,265
PharMerica Corp. (a)	61	1,252
Psychiatric Solutions, Inc. (a)	129	4,294
Qiagen NV (a)	22	315
Quest Diagnostics, Inc.	20	936
Resmed, Inc. (a)	40	1,370
Rhoen Klinikum AG	13	281
Roche Holding AG BR	2	308
Roche Holding AG Genus	39	5,943
Rohto Pharmaceutical Co. Ltd.	37	414
Saint Jude Medical, Inc. (a)	46	1,749
Sanofi-Aventis SA	57	3,590
Santen Pharmaceutical Co. Ltd.	16	403
Savient Pharmaceuticals, Inc. (a)	88	419
Schering-Plough Corp.	273	3,956
Sepracor, Inc. (a)	56	746
Shimadzu Corp.	35	234
Shionogi & Co. Ltd.	38	639
Shire Ltd.	30	395

                                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sigma Pharmaceuticals Ltd.	244	204
Smith & Nephew PLC	51	467
Sonic Healthcare Ltd.	32	291
Sonova Holding AG	4	165
Stada Arzneimittel AG	6	184
STERIS Corp.	138	4,698
Straumann Holding AG	1	169
Stryker Corp.	56	2,994
Sunrise Senior Living, Inc. (a)	57	172
Suzuken Co. Ltd.	12	255
Synthes, Inc.	3	386
Sysmex Corp.	10	308
Taisho Pharmaceutical Co. Ltd.	28	501
Takeda Pharmaceutical Co. Ltd.	98	4,805
Techne Corp.	71	4,900
Tenet Healthcare Corp. (a)	1,136	4,976
Terumo Corp.	24	979
Theravance, Inc. (a)	61	414
Tsumura & Co.	22	557
UCB SA	7	178
UnitedHealth Group, Inc.	226	5,363
Universal Health Services, Inc.	27	1,135
Valeant Pharmaceuticals International (a)	157	2,947
Varian Medical Systems, Inc. (a)	67	3,049
VCA Antech, Inc. (a)	146	2,643
Watson Pharmaceuticals, Inc. (a)	64	1,675
WellCare Health Plans, Inc. (a)	18	435
WellPoint, Inc. (a)	77	2,993
West Pharmaceutical Services, Inc.	42	1,677
William Demant Holding A/S (a)	4	152
Wyeth	183	5,888
Zimmer Holdings, Inc. (a)	54	2,506
		318,750

Holding Companies (0.09%)
Ackermans & Van Haaren NV	4	229
Beijing Enterprises Holdings LLC	89	345
China Merchants Holdings International Co.	116	269
China Resources Enterprise Ltd.	126	244
First Pacific Co.	531	212
GEA Group AG	12	174
Greene King PLC	19	98
Groupe Bruxelles Lambert SA	5	364
Guangdong Investment Ltd.	578	172
Guangzhou Investment Co. Ltd.	1,210	87
Hutchison Whampoa Ltd.	252	1,333
IFIL - Investments SpA	36	110
Inmarsat PLC	46	312
Jardine Matheson Holdings Ltd.	52	1,222
Jardine Strategic Holdings Ltd.	45	537
LVMH Moet Hennessy Louis Vuitton	14	925
Melco International Development Ltd.	267	47
Noble Group Ltd.	415	291
NWS Holdings Ltd.	159	164

                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Shanghai Industrial Holdings Ltd.	89	138
Sherritt International Corp.	25	77
Sofina SA	3	207
Swire Pacific Ltd. - A Shares	92	635
Swire Pacific Ltd. - B Shares	169	220
Washington H Soul Pattinson & Co.	46	267
Wendel	2	94
Wharf Holdings Ltd.	145	281
		9,054

Industrial (4.42%)
3M Co.	93	5,980
AAR Corp. (a)	47	752
ABB Ltd.	124	1,598
Acciona SA	1	94
Actividades de Construccion y Servicios SA (ACS)	11	406
Actuant Corp.	135	2,421
Acuity Brands, Inc.	99	3,461
Advantest Corp.	20	279
Aeroports de Paris	3	177
AGFA-Gevaert NV	18	75
Agilent Technologies, Inc. (a)	55	1,220
Albany International Corp.	47	684
Alfa Laval AB	24	169
Alliant Techsystems, Inc. (a)	52	4,285
Allied Waste Industries, Inc. (a)	182	1,896
Alps Electric Co. Ltd.	39	209
Alstom SA	12	586
Amada Co. Ltd.	46	207
Amcor Ltd.	108	416
Ametek, Inc.	56	1,862
Amphenol Corp.	94	2,693
Ansell Ltd.	38	318
Applied Biosystems, Inc. †	138	4,255
Aptargroup, Inc.	102	3,093
Arkansas Best Corp.	44	1,284
Arriva PLC	24	232
Asahi Glass Co. Ltd.	138	849
Assa Abloy AB	18	198
Astec Industries, Inc. (a)	21	534
Auckland International Airport	152	162
Avnet, Inc. (a)	75	1,256
BAE Systems PLC	185	1,038
Balfour Beatty PLC	44	176
BE Aerospace, Inc. (a)	161	2,072
Belden, Inc.	108	2,251
Bemis Co., Inc.	67	1,664
Benchmark Electronics, Inc. (a)	141	1,691
Bilfinger Berger AG	4	183
Boeing Co.	121	6,325
Bombardier, Inc.	79	305
Boral Ltd.	71	213
Bouygues	15	634
Briggs & Stratton Corp.	91	1,434

                                                                    See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

The Brink's Co.	72	3,491
Brother Industries Ltd.	33	221
Bucyrus International, Inc.	128	3,089
Burlington Northern Santa Fe	29	2,583
Buzzi Unicem SpA	12	145
Cabcharge Australia Ltd.	36	164
CAE, Inc.	30	176
Campbell Brothers Ltd.	17	272
Canadian National Railway Co.	26	1,129
Canadian Pacific Railway Ltd.	8	362
Cargotec Corp.	7	97
Carillion PLC	48	160
Carlisle Companies, Inc.	151	3,511
Casio Computer Co. Ltd.	31	195
Central Glass Co. Ltd.	69	214
Central Japan Railway Co.	1	8,110
Ceradyne, Inc. (a)	33	776
CH Robinson Worldwide, Inc.	105	5,437
Charter International PLC	16	104
Checkpoint Systems, Inc. (a)	72	908
China Grand Forestry Resources (a)	945	32
Chiyoda Corp.	21	118
Cie de Saint-Gobain SA	20	765
Cimpor Cimentos de Portugal SG	39	179
Clarcor, Inc.	70	2,477
Cobham PLC	99	300
ComfortDelgro Corp. Ltd.	285	229
Commercial Metals Co.	75	833
Comsys Holdings Corp.	35	244
Cookson Group PLC	27	87
Cosco Corp. Singapore Ltd.	114	60
CRH PLC	30	658
CSR Ltd.	135	194
CSX Corp.	59	2,697
CTS Corp.	91	636
Cummins, Inc.	113	2,921
Curtiss-Wright Corp.	61	2,251
Cymer, Inc. (a)	46	1,126
Daifuku Co. Ltd.	31	163
Daiichi Chuo Kisen Kaisha	53	165
Daikin Industries Ltd.	31	684
Dainippon Screen Manufacturing Co.	53	111
Danaher Corp.	37	2,192
Deutsche Post AG	46	506
Dionex Corp. (a)	25	1,346
Disco Corp.	7	164
Donaldson Co., Inc.	122	4,288
Dover Corp.	119	3,781
Downer EDI Ltd.	65	211
EADS	19	313
Eagle Materials, Inc.	63	1,116
Eastman Kodak Co.	201	1,845
Eaton Corp.	113	5,040
Ebara Corp.	81	157

                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Eiffage SA	3	115
EMCOR Group, Inc. (a)	82	1,457
Energizer Holdings, Inc. (a)	30	1,466
Energy Conversion Devices, Inc. (a)	50	1,707
ESCO Technologies, Inc. (a)	33	1,139
Esterline Technologies Corp. (a)	46	1,658
Expeditors International Washington, Inc.	131	4,277
Fanuc Ltd.	23	1,485
FedEx Corp.	26	1,700
Finmeccanica SpA	16	197
Finning International, Inc.	15	182
Firstgroup PLC	30	197
Fletcher Building Ltd.	57	192
Flextronics International Ltd. (a)	379	1,584
Flir Systems, Inc. (a)	68	2,183
Flowserve Corp.	30	1,708
FLSmidth & Co.	4	149
Fluor Corp.	108	4,312
Fomento de Construcciones y Contratas (FCC)	4	158
Forward Air Corp.	37	968
Foster Wheeler Ltd. (a)	76	2,082
Fuji Electric Holdings Co. Ltd.	93	132
FUJIFILM Holdings Corp.	61	1,328
Fujikura Ltd.	62	173
Fukuyama Transporting Co. Ltd.	75	316
Funai Electric Co. Ltd.	7	89
Furukawa Electric Co. Ltd.	83	244
Futuris Corp. Ltd.	192	150
Gamesa Corporacion Tecnologica SA	9	146
Gardner Denver, Inc. (a)	124	3,177
Garmin Ltd.	33	741
GATX Corp.	84	2,398
General Cable Corp. (a)	91	1,554
General Dynamics Corp.	34	2,051
General Electric Co.	1,179	23,002
General Maritime Corp.	67	1,015
Gentex Corp.	91	873
Glory Ltd.	14	198
Go-Ahead Group PLC	7	152
Goodrich Corp.	57	2,084
GrafTech International Ltd. (a)	225	1,825
Grupo Ferrovial SA	4	122
GWA International Ltd.	102	161
Hamamatsu Photonics KK	12	263
Hankyu Hanshin Holdings, Inc.	150	700
Harsco Corp.	45	1,065
Heidelberger Druckmaschinen AG	8	76
Hirose Electric Co. Ltd.	4	341
Hitachi Cable Ltd.	63	131
Hitachi Construction Machinery Co. Ltd.	11	123
Hitachi Koki Co. Ltd.	22	165
Hitachi Ltd.	393	1,807
Hitachi Zosen Corp. (a)	200	166
Hochtief AG	4	125

                                                                  See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Holcim Ltd.	11	623
Honeywell International, Inc.	66	2,010
Hong Kong Aircraft Engineering Co. Ltd.	22	171
Horiba Ltd.	10	144
Hosiden Corp.	25	252
HOYA Corp.	51	908
Hubbell, Inc.	32	1,148
Ibiden Co. Ltd.	17	309
IDEX Corp.	129	2,990
IHI Corp.	173	205
Iino Kaiun Kaisha Ltd.	30	150
Imerys SA	4	181
IMI PLC	32	142
Impregilo SpA (a)	48	127
Ingersoll-Rand Co. Ltd.	25	461
Insituform Technologies, Inc. (a)	52	698
Intermec, Inc. (a)	61	791
Invensys PLC (a)	50	124
Itron, Inc. (a)	54	2,618
ITT Corp.	111	4,940
Jacobs Engineering Group, Inc. (a)	64	2,332
Japan Airport Terminal Co. Ltd.	22	265
Japan Steel Works Ltd.	44	304
JGC Corp.	30	312
JM AB	13	69
John Bean Technologies Corp.	14	117
Joy Global, Inc.	58	1,681
JS Group Corp.	32	412
Juki Corp.	44	67
Kaba Holding AG - B Shares	1	215
Kajima Corp.	124	349
Kawasaki Heavy Industries Ltd.	184	327
Kawasaki Kisen Kaisha Ltd.	69	265
Kaydon Corp.	37	1,236
Keihan Electric Railway Co. Ltd.	108	490
Keihin Electric Express Railway Co. Ltd.	64	492
Keio Corp.	68	348
Keisei Electric Railway Co. Ltd.	76	366
Kemet Corp. (a)	204	120
Keyence Corp.	4	752
Kinden Corp.	44	362
Kingspan Group PLC	16	94
Kintetsu Corp.	201	765
Kirby Corp. (a)	28	961
Kitz Corp.	38	111
Komatsu Ltd.	110	1,177
Komori Corp.	17	191
Kone OYJ	12	267
Konecranes Oyj	9	153
Konica Minolta Holdings, Inc.	63	402
Koninklijke BAM Groep NV	13	115
Kubota Corp.	134	654
Kuehne & Nagel International AG	4	241
Kurita Water Industries Ltd.	13	290

                                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Kyocera Corp.	22	1,260
Kyowa Exeo Corp.	34	329
L-3 Communications Holdings, Inc.	76	6,169
Lafarge SA	8	523
Landstar System, Inc.	125	4,824
Leggett & Platt, Inc.	112	1,944
Legrand SA	11	182
Leighton Holdings Ltd.	15	247
Lincoln Electric Holdings, Inc.	65	2,805
Littelfuse, Inc. (a)	29	541
Louisiana-Pacific Corp.	88	422
Mabuchi Motor Co. Ltd.	6	233
Macquarie Airports	192	273
Makino Milling Machine Co. Ltd.	29	82
Makita Corp.	17	301
MAN AG	5	245
The Manitowoc Co., Inc.	66	649
Martin Marietta Materials, Inc.	23	1,803
Maruichi Steel Tube Ltd.	15	336
Masco Corp.	300	3,045
Matsushita Electric Works Ltd.	42	358
Matthews International Corp.	76	3,392
McDermott International, Inc. (a)	138	2,364
Meggitt PLC	62	135
Methode Electronics, Inc.	71	539
Metso Oyj	7	92
Mettler Toledo International, Inc. (a)	20	1,531
Mine Safety Appliances Co.	28	756
Minebea Co. Ltd.	71	187
MISUMI Group, Inc.	23	348
Mitsubishi Electric Corp.	253	1,536
Mitsubishi Heavy Industries Ltd.	396	1,246
Mitsui Engineering & Shipbuilding Co. Ltd.	91	124
Mitsui OSK Lines Ltd.	141	708
Mitsumi Electric Co. Ltd.	10	127
Miura Co. Ltd.	12	241
Molex, Inc.	50	642
Monadelphous Group Ltd.	28	149
Moog, Inc. (a)	90	3,161
Mori Seiki Co. Ltd.	12	100
MTR Corp.	154	334
MTU Aero Engines Holding AG	6	119
Mueller Industries, Inc.	69	1,578
Mueller Water Products, Inc.	111	730
Murata Manufacturing Co. Ltd.	26	871
Nabtesco Corp.	26	156
Nachi-Fujikoshi Corp.	77	154
Nagoya Railroad Co. Ltd.	132	407
Nankai Electric Railway Co. Ltd.	130	565
National Express Group PLC	16	147
National Instruments Corp.	139	3,531
NCI Building Systems, Inc. (a)	26	484
NEC Corp.	239	687
Neptune Orient Lines Ltd.	104	85

                                                                    See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Newport Corp. (a)	59	424
Nexans SA	2	113
NGK Insulators Ltd.	35	355
Nichias Corp.	38	86
Nichicon Corp.	25	153
Nidec Corp.	14	709
Nikon Corp.	41	564
Nippon Chemi-Con Corp.	36	68
Nippon Electric Glass Co. Ltd.	43	251
Nippon Express Co. Ltd.	112	443
Nippon Sheet Glass Co. Ltd.	79	253
Nippon Yusen KK	144	681
Nishi-Nippon Railroad Co. Ltd.	107	391
Nordson Corp.	73	2,696
Norfolk Southern Corp.	43	2,577
Norsk Hydro ASA	40	166
Northrop Grumman Corp.	30	1,407
NSK Ltd.	57	227
NTN Corp.	52	190
Obayashi Corp.	85	406
Odakyu Electric Railway Co. Ltd.	73	528
Okuma Corp.	24	103
Okumura Corp.	73	282
Old Dominion Freight Line, Inc. (a)	41	1,244
Olympus Corp.	29	543
Omron Corp.	28	388
Orbotech Ltd. (a)	64	207
Orient Overseas (International) Ltd.	32	56
OSG Corp.	27	192
Overseas Shipholding Group, Inc.	56	2,104
Owens-Illinois, Inc. (a)	141	3,226
Pacer International, Inc.	68	768
Pacific Basin Shipping Ltd.	262	134
Packaging Corporation of America	60	1,010
Pall Corp.	128	3,380
Panalpina Welttransport Holdings AG	2	91
Park Electrochemical Corp.	22	476
Parker Hannifin Corp.	89	3,451
Pentair, Inc.	63	1,741
Precision Castparts Corp.	21	1,361
Regal-Beloit Corp.	41	1,335
Rengo Co. Ltd.	70	355
Republic Services, Inc.	166	3,934
Rexam PLC	38	228
Rheinmetall AG	4	123
Rinnai Corp.	13	471
Rockwell Automation, Inc.	63	1,743
Rockwell Collins, Inc.	101	3,760
Rolls-Royce Group PLC	99	520
Roper Industries, Inc.	46	2,086
Royal Philips NV	63	1,152
Ryder System, Inc.	43	1,704
Ryobi Ltd.	56	113
Sacyr Vallehermoso SA	8	73

                                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Safran SA	15	189
Sagami Railway Co. Ltd.	118	472
Sankyu, Inc.	77	238
Sanmina-SCI Corp. (a)	1,487	1,115
Sanwa Holdings Corp.	65	213
Sanyo Electric Co. Ltd. (a)	250	368
Schindler Holding AG	6	259
Schneider Electric SA	13	774
Sealed Air Corp.	100	1,692
Seino Holdings Corp.	40	190
SembCorp. Industries Ltd.	103	167
SembCorp. Marine Ltd.	144	173
Sharp Corp.	129	900
Shima Seiki Manufacturing Ltd.	9	162
Shimizu Corp.	86	413
Siemens AG	46	2,782
SIG PLC	15	58
Sims Group Ltd.	17	160
Singapore Post Ltd.	472	224
Singapore Technologies Engineering Ltd.	159	247
Skanska AB	22	190
SMC Corp.	7	647
Smurfit-Stone Container Corp. (a)	159	215
Snap-On, Inc.	102	3,769
SNC-Lavalin Group, Inc.	11	289
SonoCo. Products Co.	62	1,561
Spirit Aerosystems Holdings, Inc. (a)	230	3,710
SPX Corp.	24	930
Stanley Electric Co. Ltd.	22	272
The Stanley Works	87	2,848
Star Micronics Co. Ltd.	13	139
Stericycle, Inc. (a)	47	2,746
STX Pan Ocean Co. Ltd.	250	130
Sumitomo Electric Industries Ltd.	89	703
Sumitomo Heavy Industries Ltd.	71	205
Sumitomo Osaka Cement Co. Ltd.	152	233
Sunpower Corp. (a)	18	703
Tadano Ltd.	27	117
Taiheiyo Cement Corp.	112	127
Taisei Corp.	126	284
Taiyo Yuden Co. Ltd.	18	84
Techtronic Industries Co.	325	120
Teekay Corp.	27	576
Teledyne Technologies, Inc. (a)	78	3,554
Teleflex, Inc.	92	4,875
Tenaris SA	26	253
Terex Corp. (a)	54	901
Tetra Tech, Inc. (a)	106	2,331
Texas Industries, Inc.	36	1,139
Textron, Inc.	46	814
Thales SA	7	279
THK Co. Ltd.	16	215
Thomas & Betts Corp. (a)	31	736
Timken Co.	48	762

                                                                 See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Titan Cement Co. SA	7	119
TNT NV	21	436
Tobu Railway Co. Ltd.	101	507
Toda Corp.	71	254
Toho Zinc Co. Ltd.	40	80
Tokyo Seimitsu Co. Ltd.	11	109
Tokyu Corp.	125	483
Toll Holdings Ltd.	71	282
Tomkins PLC	80	147
Toshiba Corp.	380	1,354
Toto Ltd.	46	314
Toyo Seikan Kaisha Ltd.	23	277
Transfield Services Ltd.	40	108
Transpacific Industries Group Ltd.	34	81
Transport International Holding Ltd.	72	173
Travis Perkins PLC	10	47
Tredegar Corp.	54	795
Trimble Navigation Ltd. (a)	66	1,358
Trinity Industries, Inc.	43	726
Tsubakimoto Chain Co.	53	145
Tyco International Ltd.	50	1,264
Ulvac, Inc.	9	165
Union Pacific Corp.	54	3,606
United Group Ltd.	24	152
United Technologies Corp.	130	7,145
URS Corp. (a)	105	3,086
Ushio, Inc.	20	267
UTi Worldwide, Inc.	41	482
Vallourec SA	3	333
Varian, Inc. (a)	72	2,653
Venture Corp. Ltd.	38	136
Vestas Wind Systems A/S (a)	10	408
Vishay Intertechnology, Inc. (a)	106	457
Wabtec Corp.	115	4,572
Wartsila Oyj	5	126
Waste Connections, Inc. (a)	161	5,450
Waste Management, Inc.	47	1,468
Waters Corp. (a)	84	3,679
The Weir Group PLC	26	145
Werner Enterprises, Inc.	106	2,080
Wesfarmers Ltd.	81	1,160
Wienerberger AG	6	99
WorleyParsons Ltd.	23	228
Worthington Industries, Inc.	148	1,786
Yamatake Corp.	13	243
Yamato Holdings Co. Ltd.	53	576
Yaskawa Electric Corp.	32	136
YIT OYJ	12	74
Yokogawa Electric Corp.	28	126
YRC Worldwide, Inc. (a)	124	567
Zardoya Otis SA	13	244
Zebra Technologies Corp. (a)	36	728
Zodiac SA	5	193
		443,494

                                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Technology (3.10%)
Accenture Ltd.	90	2,975
ACI Worldwide, Inc. (a)	93	1,274
Actel Corp. (a)	78	943
Activision Blizzard, Inc. (a)	310	3,863
Adobe Systems, Inc. (a)	127	3,383
Advanced Micro Devices, Inc. (a)	279	977
Advent Software, Inc. (a)	22	412
Affiliated Computer Services, Inc. (a)	49	2,009
Agilysys, Inc.	66	265
Altera Corp.	210	3,644
Amkor Technology, Inc. (a)	226	918
Ansys, Inc. (a)	124	3,550
Apple, Inc. (a)	151	16,246
Applied Materials, Inc.	245	3,163
Ariba, Inc. (a)	156	1,669
ARM Holdings PLC	129	201
ASM Pacific Technology Ltd.	42	137
ASML Holding NV	22	381
ATMI, Inc. (a)	43	523
Atos Origin SA	7	161
Autodesk, Inc. (a)	142	3,026
Autonomy Corp. PLC (a)	23	362
Avid Technology, Inc. (a)	53	786
Axcelis Technologies, Inc. (a)	193	85
BMC Software, Inc. (a)	122	3,150
Brocade Communications Systems, Inc. (a)	469	1,768
Brooks Automation, Inc. (a)	102	699
CA, Inc.	110	1,958
Cabot Microelectronics Corp. (a)	31	891
CACI International, Inc. (a)	39	1,606
Canon, Inc.	147	4,984
Cap Gemini SA	8	256
Cerner Corp. (a)	33	1,229
CGI Group, Inc. (a)	38	303
Check Point Software Technologies Ltd. (a)	128	2,588
Citrix Systems, Inc. (a)	145	3,737
Cognizant Technology Solutions (a)	176	3,379
Computer Sciences Corp. (a)	114	3,438
Computershare Ltd.	59	329
Compuware Corp. (a)	206	1,314
Conexant Systems, Inc. (a)	114	177
Cree, Inc. (a)	107	2,100
CSG Systems International, Inc. (a)	81	1,347
CSK Holdings Corp.	12	98
Dassault Systemes SA	6	247
Dell, Inc. (a)	345	4,192
DSP Group, Inc. (a)	72	454
DST Systems, Inc. (a)	27	1,096
Dun & Bradstreet Corp.	31	2,284
Electronic Arts, Inc. (a)	41	934
Electronics for Imaging (a)	122	1,293
EMC Corp. (a)	440	5,183

                                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Entegris, Inc. (a)	226	608
Fidelity National Information Services, Inc.	102	1,539
Fiserv, Inc. (a)	102	3,403
Formfactor, Inc. (a)	58	1,010
Fujitsu Ltd.	244	934
Hewlett-Packard Co.	450	17,226
Hutchinson Technology, Inc. (a)	50	342
IBM Corp.	149	13,853
Ikon Office Solutions, Inc.	199	3,429
Imation Corp.	64	788
Indra Sistemas SA	15	290
Infineon Technologies AG (a)	41	130
Informatica Corp. (a)	205	2,880
Insight Enterprises, Inc. (a)	106	1,031
Intel Corp.	1,011	16,176
International Rectifier Corp. (a)	35	540
Intersil Corp.	85	1,164
Intuit, Inc. (a)	191	4,786
IT Holdings Corp. (a)	17	178
Itochu Techno-Solutions Corp.	11	252
Jack Henry & Associates, Inc.	201	3,821
Kla-Tencor Corp.	86	2,000
Konami Corp.	17	296
Kulicke & Soffa Industries, Inc. (a)	102	300
Lam Research Corp. (a)	63	1,409
Lattice Semiconductor Corp. (a)	302	568
Lenovo Group Ltd.	578	169
Linear Technology Corp.	147	3,334
LogicaCMG PLC	123	136
Logitech International SA (a)	14	209
Maxim Integrated Products, Inc.	62	843
MEMC Electronic Materials, Inc. (a)	57	1,048
Metavante Technologies, Inc. (a)	86	1,442
Micrel, Inc.	144	1,058
Micron Technology, Inc. (a)	345	1,625
Micros Systems, Inc. (a)	144	2,452
Microsemi Corp. (a)	167	3,631
Microsoft Corp.	1,450	32,379
Misys PLC	79	140
NCR Corp. (a)	94	1,718
NEC Electronics Corp. (a)	13	129
Neopost SA	3	250
NetApp, Inc. (a)	164	2,219
Nomura Research Institute Ltd.	19	304
Novell, Inc. (a)	212	988
Novellus Systems, Inc. (a)	62	980
Nvidia Corp. (a)	111	972
Obic Co. Ltd.	2	243
ON Semiconductor Corp. (a)	157	802
Oracle Corp. (a)	682	12,474
Oracle Corp. Japan	9	385
Otsuka Corp.	4	197
Palm, Inc. (a)	185	738
Parametric Technology Corp. (a)	244	3,170

                                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Perot Systems Corp. (a)	188	2,705
Photronics, Inc. (a)	76	52
Pitney Bowes, Inc.	137	3,395
PMC - Sierra, Inc. (a)	455	2,129
QLogic Corp. (a)	68	817
Quantum Corp. (a)	393	114
Rambus, Inc. (a)	60	549
Red Hat, Inc. (a)	103	1,371
Research In Motion Ltd. (a)	27	1,367
RiCoh Co. Ltd.	87	907
Rohm Co. Ltd.	13	608
Sage Group PLC	82	228
Salesforce.com, Inc. (a)	49	1,517
SAP AG	49	1,738
SEI Investments Co.	75	1,326
Seiko Epson Corp.	19	280
Semiconductor Manufacturing, Inc. (a)	2,980	55
Semtech Corp. (a)	134	1,624
Shinko Electric Industries Co.	16	101
Silicon Laboratories, Inc. (a)	130	3,375
Skyworks Solutions, Inc. (a)	527	3,758
Square Enix Co. Ltd.	13	323
SRA International, Inc. (a)	56	1,035
STMicroelectronics NV	36	294
Sun Microsystems, Inc. (a)	92	423
Take-Two Interactive Software, Inc. (a)	93	1,103
TDK Corp.	16	525
Teradata Corp. (a)	144	2,216
Teradyne, Inc. (a)	121	617
Tessera Technologies, Inc. (a)	112	1,935
Texas Instruments, Inc.	246	4,812
Tokyo Electron Ltd.	19	619
TomTom NV (a)	6	45
Trident Microsystems, Inc. (a)	71	129
TriQuint Semiconductor, Inc. (a)	270	1,210
Unisys Corp. (a)	720	1,094
Varian Semiconductor Equipment Associates, Inc. (a)	121	2,374
VeriFone Holdings, Inc. (a)	35	398
Verigy Ltd. (a)	1	15
Western Digital Corp. (a)	159	2,624
Wincor Nixdorf AG	4	173
Wind River Systems, Inc. (a)	181	1,582
Xerox Corp.	127	1,019
Xilinx, Inc.	206	3,794
		311,350

Utilities (2.21%)
A2A SpA	116	211
The AES Corp. (a)	89	709
AGL Energy Ltd.	52	483
AGL Resources, Inc.	180	5,472
Algonquin Power Income Fund	16	34
Allegheny Energy, Inc.	101	3,045
Allete, Inc.	56	1,960

                                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Ameren Corp.	148	4,803
American Electric Power Co., Inc.	40	1,305
Aqua America, Inc.	87	1,566
Atco Ltd.	7	229
Atmos Energy Corp.	257	6,237
Avista Corp.	97	1,926
Babcock & Brown Infrastructure Group	284	36
Black Hills Corp.	125	3,156
British Energy Group PLC	56	667
Brookfield Infrastructure Partners LP	1	15
Canadian Utilities Ltd.	9	317
Centerpoint Energy, Inc.	297	3,421
Centrica PLC	202	990
China Resources Power Holdings Ltd.	150	278
Chubu Electric Power Co., Inc.	87	2,252
Chugoku Electric Power Co., Inc.	35	842
Cleco Corp.	127	2,922
CLP Holdings Ltd.	192	1,288
CMS Energy Corp.	141	1,445
Consolidated Edison, Inc.	25	1,083
Contact Energy Ltd.	54	228
Dominion Resources, Inc.	69	2,503
DPL, Inc.	72	1,642
DTE Energy Co.	159	5,613
Duke Energy Corp.	129	2,113
Dynegy, Inc. (a)	253	921
E.ON AG	114	4,400
Edison International	31	1,103
El Paso Electric Co. (a)	92	1,704
Electric Power Development Co.	20	588
Electricite de France	13	777
Enagas SA	16	311
Endesa SA	26	857
Enel SpA	231	1,537
Energen Corp.	30	1,007
Energias de Portugal SA	125	428
Entergy Corp.	20	1,561
Exelon Corp.	90	4,882
FirstEnergy Corp.	31	1,617
Fortis, Inc.	16	349
Fortum Oyj	24	588
FPL Group, Inc.	38	1,795
Gas Natural SDG SA	7	214
Gaz de France SA	53	2,341
Great Plains Energy, Inc.	125	2,430
Hawaiian Electric Industries, Inc.	174	4,632
Hokkaido Electric Power Co., Inc.	24	535
Hokuriku Electric Power Co.	24	630
Hong Kong & China Gas Co.	470	811
HongKong Electric Holdings Ltd.	154	820
Iberdrola SA	208	1,492
IdaCorp., Inc.	94	2,506
Integrys Energy Group, Inc.	80	3,808
International Power PLC	82	292

                                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

ITC Holdings Corp.	67	2,719
Kansai Electric Power Co., Inc.	100	2,487
Kyushu Electric Power Co., Inc.	53	1,208
MDU Resources Group, Inc.	178	3,241
National Fuel Gas Co.	45	1,629
National Grid PLC	148	1,676
Nicor, Inc.	29	1,340
NiSource, Inc.	289	3,745
Northeast Utilities	162	3,655
Northumbrian Water Group PLC	63	316
Northwest Natural Gas Co.	86	4,376
NorthWestern Corp.	70	1,368
NRG Energy, Inc. (a)	126	2,930
NSTAR	67	2,214
OGE Energy Corp.	58	1,583
Osaka Gas Co. Ltd.	250	873
Pennon Group PLC	31	267
Pepco Holdings, Inc.	216	4,460
PG&E Corp.	35	1,283
Piedmont Natural Gas Co.	151	4,971
Pinnacle West Capital Corp.	63	1,994
PNM Resources, Inc.	148	1,443
Portland General Electric Co.	125	2,565
PPL Corp.	39	1,280
Progress Energy, Inc.	22	866
Public Power Corp. SA	13	160
Public Service Enterprise Group, Inc.	44	1,239
Puget Energy, Inc.	77	1,804
Red Electrica de Espana SA	9	392
Reliant Energy, Inc. (a)	269	1,412
RWE AG	26	2,177
SCANA Corp.	111	3,653
Scottish & Southern Energy PLC	47	918
Sempra Energy	24	1,022
Severn Trent PLC	15	331
Shikoku Electric Power Co., Inc.	28	813
Sierra Pacific Resources	140	1,161
Snam Rete Gas SpA	70	353
Southern Co.	70	2,404
Southwest Gas Corp.	138	3,605
TECO Energy, Inc.	130	1,500
Terna Rete Elettrica Nazionale SpA	113	364
Toho Gas Co. Ltd.	84	481
Tohoku Electric Power Co., Inc.	59	1,318
Tokyo Electric Power Co., Inc.	159	4,471
Tokyo Gas Co. Ltd.	282	1,202
TransAlta Corp.	14	281
TrustPower Ltd.	60	259
UGI Corp.	253	6,039
Union Fenosa SA	21	444
Unisource Energy Corp.	76	2,096
United Utilities Group PLC	37	417
Vectren Corp.	163	4,108
Veolia Environnement SA	22	539

                                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Westar Energy, Inc.	311	6,061
WGL Holdings, Inc.	105	3,380
Wisconsin Energy Corp.	82	3,566
Xcel Energy, Inc.	308	5,364
		221,550

Total Common Stock (Cost $ 5,536,072)		3,597,013

Investment Companies (3.26%)

BLDRS Emerging Markets 50 ADR Index Fund - ETF	2,483	67,885
iShares MSCI Emerging Markets Index Fund - ETF	7,806	198,975
Vanguard Emerging Markets ETF	2,396	60,403

Total Investment Companies (Cost $ 564,647)		327,263

Preferred Stocks (0.02%)

Bayerische Motoren Werke AG	8	161
Fresenius SE	5	320
Henkel KGaA	10	287
Ito En Ltd.	3	32
ProSiebenSat.1 Media AG	11	34
RWE AG	4	251
Unipol Gruppo Finanziario SpA	121	131
Volkswagen	6	382

Total Preferred Stocks (Cost $ 3,258)		1,598

Rights and Options (0.00%)^

Finmeccanica SpA (a)	16	7
Sacyr Vallehermoso SA (a)	8	5
Suez Environnement SA (a)	64	293

Total Rights and Options (Cost $ 0,412)		305

U.S. Treasury Obligations (50.40%)

U.S. Treasury Bonds (9.40%)
6.25%, 8/15/23	549,000	628,519
5.00%, 5/15/37	285,000	313,901
		942,420

U.S. Treasury Notes (41.00%)
6.50%, 2/15/10	773,000	821,434
2.13%, 4/30/10	142,000	143,575
5.00%, 8/15/11	712,000	778,472
4.38%, 8/15/12	407,000	441,309
4.25%, 8/15/13	569,000	609,141

                                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2015 Fund	October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

4.75%, 5/15/14	712,000	781,253
4.50%, 11/15/15	254,000	268,704
4.75%, 8/15/17	254,000	268,843
		4,112,731

Total U.S. Treasury Obligations (Cost $ 5,089,554)		5,055,151

Money Markets (10.85%)

American Beacon Money Market Fund (b)	396,013	396,013
Dreyfus Cash Management	61,169	61,169
Dreyfus Cash Management Plus	61,397	61,397
Federated Government Obligation Fund	569,182	569,182

Total Money Markets (Cost $ 1,087,761)		1,087,761

Total Investments
(Cost $ 12,281,704) (c) 100.39%		10,069,091

Liabilities in excess of other assets -0.39%		(39,227)

NET ASSETS 100.00%	$ 10,029,864

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $396,013 represents 3.95% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund
^ Rounds to less than 0.01% .

                                                                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (42.93%)

Basic Materials (2.10%)
Acerinox SA		47	585
Agnico-Eagle Mines Ltd.		29	801
Agrium, Inc.		30	1,150
Air Products & Chemicals, Inc.		66	3,837
Air Water, Inc.		104	958
Airgas, Inc.		125	4,795
AK Steel Holding Corp.		197	2,742
Akzo Nobel NV		48	1,983
Albemarle Corp.		130	3,166
Alcoa, Inc.		285	3,280
Allegheny Technologies, Inc.		198	5,255
Alumina Ltd.		451	635
Anglo American PLC		675	16,643
Antofagasta PLC		84	513
ArcelorMittal		136	3,476
Arkema, Inc.		19	432
Asahi Kasei Corp.		531	1,957
Ashland, Inc.		170	3,840
Barrick Gold Corp.		152	3,477
BASF SE		176	5,946
Bayer AG		135	7,586
BHP Billiton Ltd.		1,274	23,690
BHP Billiton PLC		419	7,101
BlueScope Steel Ltd.		282	826
Boehler-Uddeholm AG		12	1,125
Cabot Corp.		116	3,068
Cameco Corp.		59	966
Carpenter Technology Corp.		269	4,869
Celanese Corp.		388	5,378
CF Industries Holdings, Inc.		95	6,098
Chemtura Corp.		497	860
Ciba Specialty Chemicals AG		20	831
Citic Pacific Ltd.		285	223
Clariant AG		80	494
Cliffs Natural Resources, Inc.		146	3,941
Coeur d'Alene Mines Corp. (a)		1,614	1,162
Cytec Industries, Inc.		216	6,117
Daicel Chemical Industries Ltd.		186	665
Daido Steel Co. Ltd.		171	529
Dainippon Ink and Chemicals, Inc.		318	504
Denki Kagaku Kogyo K K		249	536
Domtar Corp. (a)		1,196	2,966
Dow Chemical Co.		314	8,374

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Dowa Holdings Co. Ltd.	115	337
Eastman Chemical Co.	190	7,674
Ecolab, Inc.	360	13,414
EI Du Pont de Nemours & Co.	300	9,600
Ferro Corp.	337	5,217
First Quantum Minerals Ltd.	13	274
FMC Corp.	128	5,573
FNX Mining Co., Inc. (a)	41	168
Fortescue Metals Group Ltd. (a)	440	862
Givaudan SA	1	680
Gold Corp., Inc.	124	2,320
HB Fuller Co.	531	9,383
Hercules, Inc.	948	15,936
Hitachi Chemical Co. Ltd.	59	593
Hitachi Metals Ltd.	103	758
Hokuetsu Paper Mills Ltd.	237	871
HudBay Minerals, Inc. (a)	51	230
Huntsman Corp.	183	1,848
Iluka Resources Ltd.	244	584
Inmet Mining Corp.	14	314
International Flavors & Fragra, Inc.	223	7,109
International Paper Co.	142	2,445
Ivanhoe Mines Ltd. (a)	86	225
JFE Holdings, Inc.	232	5,758
Johnson Matthey PLC	39	585
JSR Corp.	81	899
K+S AG	32	1,256
Kaneka Corp.	152	702
Kansai Paint Co. Ltd.	143	778
Kazakhmys PLC	48	221
Kingboard Chemical Holdings Ltd.	224	433
Kinross Gold Corp.	104	1,083
Kloeckner & Co. AG	17	251
Kobe Steel Ltd.	1,180	1,869
Koninklijke DSM NV	36	996
Lanxess AG	23	350
Lee & Man Paper Manufacturing Ltd.	288	91
Lihir Gold Ltd. (a)	693	898
Linde AG	22	1,856
Lonmin PLC	17	314
Lonza Group AG	13	1,076
Lubrizol Corp.	191	7,178
Lundin Mining Corp. (a)	97	105
MeadWestvaco Corp.	523	7,338
Minara Resources Ltd.	229	158
Minerals Technologies, Inc.	122	6,925
Mitsubishi Chemical Holdings Co.	521	2,063
Mitsubishi Gas Chemical Co., Inc.	176	634
Mitsubishi Materials Corp.	474	1,044

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Mitsui Chemicals, Inc.	298	1,013
Mitsui Mining & Smelting Co. Ltd	257	459
Monsanto Co.	307	27,317
Mosaic Co.	45	1,773
Neenah Paper, Inc.	55	497
Newcrest Mining Ltd.	126	1,741
Newmont Mining Corp.	233	6,137
Nine Dragons Paper Holdings Ltd.	442	74
Nippon Kayaku Co. Ltd.	143	634
Nippon Light Metal Co. Ltd.	479	442
Nippon Paint Co. Ltd.	246	924
Nippon Shokubai Co. Ltd.	141	803
Nippon Steel Corp.	3,124	10,274
Nippon Yakin Kogyo Co. Ltd.	105	285
Nissan Chemical Industries Ltd.	100	788
Nisshin Steel Co. Ltd.	322	422
Nitto Denko Corp.	62	1,347
Norske Skogindustrier ASA	88	300
Nova Chemicals Corp.	33	429
Nucor Corp.	160	6,482
Nufarm Ltd.	111	805
OJI Paper Co. Ltd.	384	1,454
Olin Corp.	450	8,172
OM Group, Inc. (a)	89	1,899
OneSteel Ltd.	437	1,002
Orica Ltd.	119	1,530
Osaka Titanium Technologies Co.	14	357
Outokumpu OYJ	40	413
Oxiana Ltd.	1,179	740
Pacific Metals Co. Ltd.	71	305
Paladin Energy Ltd. (a)	203	306
PaperlinX Ltd.	461	429
Plum Creek Timber Co., Inc.	458	17,074
Potash Corporation of Saskatchewan, Inc.	52	3,680
PPG Industries, Inc.	49	2,429
Praxair, Inc.	190	12,379
Rautaruukki OYJ	19	309
Rayonier, Inc.	213	7,046
Rio Tinto Ltd.	124	6,393
Rio Tinto PLC	232	10,694
Rohm & Haas Co.	388	27,296
RPM International, Inc.	1,033	14,669
RTI International Metals, Inc. (a)	146	2,305
Salzgitter AG	7	466
Schulman A, Inc.	145	2,597
Sensient Technologies Corp.	419	10,571
SGL Carbon AG (a)	24	475
Shin-Etsu Chemical Co. Ltd.	155	7,977
Showa Denko KK	447	658

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sigma-Aldrich Corp.	250	10,965
Solvac SA	7	710
Solvay SA	10	927
Ssab Svenskt Stal AB	34	338
Stillwater Mining Co. (a)	413	1,635
Stora Enso Oyj	101	934
Sumitomo Bakelite Co. Ltd.	174	627
Sumitomo Chemical Co. Ltd.	628	1,868
Sumitomo Forestry Co. Ltd.	135	863
Sumitomo Metal Industries Ltd.	1,670	4,187
Sumitomo Metal Mining Co. Ltd.	219	1,603
Syngenta AG	17	3,165
Taiyo Nippon Sanso Corp.	146	904
Teck Cominco Ltd.	83	827
ThyssenKrupp AG	68	1,287
Titanium Metals Corp.	133	1,238
Tokai Carbon Co. Ltd.	113	577
Tokuyama Corp.	98	483
Tokyo Steel Manufacturing Co.	76	576
Tosoh Corp.	228	440
UBE Industries Ltd.	412	841
Umicore Group	25	445
United States Steel Corp.	297	10,953
UPM-Kymmene Oyj	94	1,325
Uranium One, Inc. (a)	107	91
USEC, Inc. (a)	643	2,656
Valspar Corp.	824	16,851
Vedanta Resources PLC	34	465
Voestalpine AG	19	460
Vulcan Materials Co.	126	6,839
Wacker Chemie AG	5	550
Wausau Paper Corp.	388	3,593
Weyerhaeuser Co.	70	2,674
WR Grace & Co. (a)	172	1,549
Xstrata PLC	110	1,867
Yamana Gold, Inc.	113	538
Yamato Kogyo Co. Ltd.	26	597
Yara International ASA	46	950
Zeon Corp.	118	331
Zep, Inc.	89	1,872
		580,828

Communications (3.60%)
3Com Corp. (a)	821	2,241
Adaptec, Inc. (a)	937	3,008
Akamai Technologies, Inc. (a)	368	5,292
Alcatel-Lucent	409	1,048
Amazon.Com, Inc. (a)	147	8,414
American Tower Corp. (a)	260	8,401

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Anixter International, Inc. (a)	170	5,714
APN News & Media Ltd.	253	405
Arris Group, Inc. (a)	980	6,772
AT&T, Inc.	2,283	61,116
Atheros Communications, Inc. (a)	165	2,965
Avocent Corp. (a)	206	3,094
BCE, Inc.	144	4,187
Belgacom SA	30	1,022
Belo Corp.	767	1,634
Black Box Corp.	119	3,619
British Sky Broadcasting Group PLC	192	1,170
BT Group PLC	1,529	2,832
Cable & Wireless PLC	436	862
Cablevision Systems Corp.	513	9,095
CBS Corp.	205	1,991
CenturyTel, Inc.	247	6,202
Charter Communications, Inc. (a)	1,589	699
China Mobile Ltd.	1,582	13,840
China Unicom Ltd.	3,383	4,802
Ciena Corp. (a)	529	5,084
Cincinnati Bell, Inc. (a)	2,191	5,236
Cisco Systems, Inc. (a)	3,453	61,360
Comcast Corp. - A Shares	1,159	18,266
Comcast Corp. - SPL	505	7,787
CommScope, Inc. (a)	362	5,325
Consolidated Media Holdings Ltd.	166	227
Corning, Inc.	887	9,606
Crown Castle International Corp. (a)	570	12,067
CTC Media, Inc. (a)	52	385
Daily Mail & General Trust PLC	85	398
Dentsu, Inc.	1	1,605
Deutsche Telekom AG	531	7,930
Digital River, Inc. (a)	272	6,740
DIRECTV Group, Inc. (a)	365	7,990
Discovery Communications, Inc. - A Shares (a)	409	5,579
Discovery Communications, Inc. - C Shares (a)	409	5,448
DISH Network Corp. (a)	453	7,130
Earthlink, Inc. (a)	1,101	7,597
eBay, Inc. (a)	700	10,689
EchoStar Corp. (a)	80	1,554
Elisa OYJ	44	660
Embarq Corp.	408	12,240
Entercom Communications Corp.	189	127
Equinix, Inc. (a)	192	11,985
Ericsson	524	3,646
Expedia, Inc. (a)	511	4,860
Extreme Networks (a)	936	1,722
F5 Networks, Inc. (a)	438	10,871
Factset Research Systems, Inc.	75	2,909

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Fairfax Media Ltd.	517	659
Fairpoint Communications, Inc.	20	80
Foxconn International Holdings Ltd. (a)	709	252
France Telecom SA	312	7,832
Frontier Communications Corp.	921	7,009
Gannett Co., Inc.	595	6,545
Gestevision Telecinco SA	45	359
GN Store Nord AS	104	226
Google, Inc. (a)	130	46,717
Hakuhodo DY Holdings, Inc.	19	856
Harmonic, Inc. (a)	863	6,136
Harris Corp.	299	10,749
Harte-Hanks, Inc.	393	2,759
Hellenic Telecommunications Organisation SA	53	746
HLTH Corp. (a)	351	2,910
Hutchison Telecommunications, Inc. (a)	997	1,078
IAC/InteractiveCorp. (a)	252	4,224
Idearc, Inc.	295	112
Informa PLC	116	393
InterDigital, Inc. (a)	315	6,861
Interpublic Group of Companies, Inc. (a)	1,280	6,643
Interwoven, Inc. (a)	338	4,262
ITV PLC	599	287
j2 Global Communications, Inc. (a)	343	5,529
JDS Uniphase Corp. (a)	359	1,960
John Wiley & Sons, Inc.	250	8,695
Juniper Networks, Inc. (a)	243	4,554
KDDI Corp.	1	5,908
Lagardere SCA	22	869
Lamar Advertising Co. (a)	118	1,790
Leap Wireless International, Inc. (a)	83	2,327
Lee Enterprises, Inc.	251	628
Liberty Media Corp. - Capital † (a)	57	388
Liberty Media Corp. - Interactive † (a)	266	1,298
Liberty Media Corp. (Entertainment) † (a)	228	3,671
Manitoba Telecom Services, Inc.	29	1,025
Matsui Securities Co. Ltd.	149	947
McAfee, Inc. (a)	160	5,208
McClatchy Co.	394	1,210
The McGraw-Hill Companies, Inc.	212	5,690
Media General, Inc.	118	900
Mediaset SpA	127	687
Meredith Corp.	255	4,939
Modern Times Group AB	20	425
NetFlix, Inc. (a)	324	8,022
NeuStar, Inc. (a)	123	2,423
The New York Times Co.	431	4,310
News Corp. - A Shares	1,103	11,736
News Corp. - B Shares	183	1,943

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

NII Holdings, Inc. (a)	307	7,908
Nippon Telegraph & Telephone Corp.	2	7,958
Nokia OYJ	695	10,787
NTT DoCoMo, Inc.	6	9,440
NutriSystem, Inc.	134	1,896
Oki Electric Industry Co. Ltd.	645	524
PagesJaunes Groupe	62	585
PCCW Ltd.	2,009	752
Pearson PLC	143	1,399
Plantronics, Inc.	333	4,809
Polycom, Inc. (a)	191	4,013
Portugal Telecom SGPS SA	164	1,075
Priceline.com, Inc. (a)	23	1,210
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	23	117
Publicis Groupe SA	29	652
Qualcomm, Inc.	914	34,970
Radio One, Inc. (a)	588	47
Rakuten, Inc.	4	1,963
RCN Corp. (a)	202	1,303
RealNetworks, Inc. (a)	808	3,458
Reed Elsevier NV	95	1,263
Reed Elsevier PLC	194	1,702
RF Micro Devices, Inc. (a)	1,900	3,781
RH Donnelley Corp. (a)	118	100
Rogers Communications, Inc.	84	2,440
Royal KPN NV	321	4,493
S1 Corp. (a)	403	2,527
Sanoma-Wsoy Oyj	39	596
SAVVIS, Inc. (a)	118	1,015
SBA Communications Corp. (a)	581	12,195
SBI Holdings, Inc./Japan	7	819
Seat Pagine Gialle SpA	2,224	193
Seek Ltd.	173	379
SES SA	63	1,127
Seven Network Ltd.	129	536
Shaw Communications, Inc.	68	1,191
Sinclair Broadcast Group, Inc.	416	1,344
Singapore Press Holdings Ltd.	598	1,290
Singapore Telecommunications Ltd.	2,010	3,294
Sirius XM Radio, Inc. (a)	2,392	809
Societe Television Francaise 1	37	471
Softbank Corp.	272	2,623
SonicWALL, Inc. (a)	406	1,819
Sonus Networks, Inc. (a)	1,712	3,784
Sprint Nextel Corp.	910	2,848
Swisscom AG	4	1,217
Sycamore Networks, Inc. (a)	1,480	4,943
Symantec Corp. (a)	549	6,906
Tandberg ASA	54	664

See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Tekelec (a)	505	6,408
Tele2 AB - B shares	71	599
Telecom Corp. of New Zealand Ltd.	683	934
Telecom Italia RNC	1,065	888
Telecom Italia SpA	1,941	2,214
Telefonica SA	763	14,020
Telekom Austria AG	59	722
Telenor ASA	137	811
Telephone & Data Systems, Inc.	106	2,846
Telephone & Data Systems, Inc. - Special Common Shares	107	2,932
Television Broadcasts Ltd.	181	495
TeliaSonera AB	326	1,420
Tellabs, Inc. (a)	1,212	5,139
Telstra Corp. Ltd.	1,418	3,881
Telus Corp.	31	1,095
Telus Corp. - Non Voting Shares	28	913
Tencent Holdings Ltd.	280	1,987
Thomson Corp.	33	777
Thomson Reuters PLC	35	604
Tibco Software, Inc. (a)	1,360	7,004
Time Warner, Inc.	2,045	20,634
Trend Micro, Inc.	41	978
Trinity Mirror PLC	120	67
TW Telecom, Inc. (a)	302	2,138
United Internet AG	69	624
United Online, Inc.	504	3,730
US Cellular Corp. (a)	22	843
Valueclick, Inc. (a)	655	4,847
VeriSign, Inc. (a)	425	9,010
Verizon Communications, Inc.	1,089	32,311
Viacom, Inc. (a)	292	5,904
Vignette Corp. (a)	169	1,372
Virgin Media, Inc.	608	3,502
Vivendi SA	205	5,330
Vodafone Group PLC	12,598	24,148
VTech Holdings Ltd.	138	511
The Walt Disney Co.	1,001	25,926
The Washington Post Co.	10	4,268
Websense, Inc. (a)	184	3,592
West Australian Newspapers Holdings Ltd.	102	417
Windstream Corp.	1,362	10,229
Wolters Kluwer NV	55	969
WPP Group PLC	216	1,304
Yahoo! Japan Corp.	6	1,939
Yahoo!, Inc. (a)	724	9,281
Yell Group PLC	138	136
Yellow Pages Income Fund	99	718
		993,877

                                                                   See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Consumer, Cyclical (4.64%)
99 Cents Only Stores (a)	394	4,807
Abercrombie & Fitch Co.	190	5,502
Accor SA	37	1,431
AcCordia Golf Co. Ltd.	1	645
Adidas AG	36	1,245
Advance Auto Parts, Inc.	120	3,744
Aeon Co. Ltd.	303	2,845
Aeropostale, Inc. (a)	409	9,902
Air France-KLM	34	487
Aisin Seiki Co. Ltd.	79	1,350
Alaska Air Group, Inc. (a)	301	7,435
Alimentation Couche Tard, Inc.	64	863
All Nippon Airways Co. Ltd.	330	1,249
American Axle & Manufacturing Holdings, Inc.	306	1,099
AMR Corp. (a)	525	5,360
Aoyama Trading Co. Ltd.	43	493
Arcandor AG (a)	40	97
Aristocrat Leisure Ltd.	182	459
ArvinMeritor, Inc.	501	2,966
Ascent Media Corp. - A Shares (a)	40	1,012
Asics Corp.	91	565
AutoNation, Inc. (a)	304	2,088
Autozone, Inc. (a)	84	10,692
Bally Technologies, Inc. (a)	286	6,335
Barratt Developments PLC	66	82
Bayerische Motoren Werke AG	57	1,463
Bed Bath & Beyond, Inc. (a)	588	15,153
Bellway PLC	49	425
Berkeley Group Holdings PLC	37	444
Best Buy Co., Inc.	166	4,450
Big Lots, Inc. (a)	369	9,015
Billabong International Ltd.	90	713
BJ's Wholesale Club, Inc. (a)	134	4,717
Blockbuster, Inc. (a)	938	1,426
Bob Evans Farms, Inc.	308	6,431
Borders Group, Inc.	341	1,156
BorgWarner, Inc.	202	4,539
Boyd Gaming Corp.	103	700
Bridgestone Corp.	270	4,632
Brightpoint, Inc. (a)	408	2,350
Brinker International, Inc.	283	2,632
British Airways PLC	154	337
Brown Shoe Co., Inc.	181	1,908
Brunswick Corp.	448	1,555
Burberry Group PLC	96	425
Callaway Golf Co.	569	5,952
Canadian Tire Corp. Ltd.	16	608
Canon Marketing Japan, Inc.	69	1,143

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Carmax, Inc. (a)	366	3,887
Carnival Corp.	139	3,531
Carnival PLC	30	654
Carphone Warehouse Group PLC	171	369
Casey's General Stores, Inc.	349	10,540
Cathay Pacific Airways Ltd.	474	571
The Cato Corp.	249	3,864
Centex Corp.	120	1,470
Charming Shoppes, Inc. (a)	890	979
The Cheesecake Factory (a)	432	3,802
Chico's FAS, Inc. (a)	723	2,458
China Travel International Investment Ltd.	1,859	257
Choice Hotels International, Inc.	50	1,367
Christian Dior SA	10	602
Christopher & Banks Corp.	294	1,535
Cintas Corp.	169	4,005
Circuit City Stores, Inc.	1,486	386
Citizen Holdings Co. Ltd.	144	785
Coach, Inc. (a)	161	3,317
Compagnie Financiere Richemont SA - A Shares	92	1,933
Compass Group PLC	353	1,635
Continental AG	26	1,124
Continental Airlines, Inc. (a)	217	4,106
Cooper Tire & Rubber Co.	422	3,220
Copart, Inc. (a)	383	13,367
Costco Wholesale Corp.	265	15,108
Crocs, Inc. (a)	137	344
Crown Ltd.	166	739
CVS Caremark Corp.	845	25,899
Daihatsu Motor Co. Ltd.	122	894
Daimler AG	171	5,920
Daiwa House Industry Co. Ltd.	227	1,975
Darden Restaurants, Inc.	344	7,626
David Jones Ltd.	253	516
Deckers Outdoor Corp. (a)	38	3,225
Denso Corp.	199	3,765
Denway Motors Ltd.	2,650	639
Deutsche Lufthansa AG	44	616
Dick's Sporting Goods, Inc. (a)	510	7,813
Dillard's, Inc.	454	2,420
DineEquity, Inc.	70	1,262
DR Horton, Inc.	755	5,572
Dress Barn, Inc. (a)	370	3,537
DSG International PLC	392	203
Esprit Holdings Ltd.	393	2,180
Ethan Allen Interiors, Inc.	270	4,830
Family Dollar Stores, Inc.	294	7,912
FamilyMart Co. Ltd.	48	1,886
Fast Retailing Co. Ltd.	30	3,124

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Fastenal Co.	304	12,239
Fiat SpA	124	974
Finish Line, Inc	41	392
Foot Locker, Inc.	318	4,649
Ford Motor Co. (a)	1,012	2,216
Fossil, Inc. (a)	144	2,614
Fred's, Inc.	247	3,026
Fuji Heavy Industries Ltd.	266	907
Furniture Brands International, Inc.	300	1,707
Futaba Industrial Co. Ltd.	50	302
Galaxy Entertainment Group Ltd. (a)	1,221	88
GameStop Corp. (a)	306	8,381
Gaylord Entertainment Co. (a)	260	5,567
General Motors Corp.	161	931
Genesco, Inc. (a)	121	3,002
Genuine Parts Co.	446	17,550
Gildan Activewear, Inc. (a)	36	840
GKN PLC	158	302
GOME Electrical Appliances Holdings Ltd.	3,076	595
Grafton Group PLC	90	281
Green Hospital Supply, Inc.	1	332
Group 1 Automotive, Inc.	199	2,000
Guess ?, Inc.	92	2,003
Gunze Ltd.	228	743
Gymboree Corp. (a)	164	4,241
H2O Retailing Corp.	129	787
Harman International Industries, Inc.	111	2,039
Harvey Norman Holdings Ltd.	335	574
Hasbro, Inc.	392	11,395
Haseko Corp.	467	412
Hennes & Mauritz AB	87	3,094
Herman Miller, Inc.	90	1,980
Hermes International SA	13	1,673
Hino Motors Ltd.	177	399
Hitachi High-Technologies Corp.	51	814
HNI Corp.	155	2,840
Home Depot, Inc.	609	14,366
Home Retail Group PLC	155	491
Honda Motor Co. Ltd.	929	22,632
The Hongkong & Shanghai Hotels Ltd.	741	689
HSN, Inc. (a)	100	615
Iberia Lineas Aereas de Espana SA	263	617
Inchcape PLC	132	168
Inditex SA	45	1,512
Ingram Micro, Inc. (a)	313	4,172
Interface, Inc.	382	2,693
International Game Technology	202	2,828
International Speedway Corp.	198	6,215
Interval Leisure Group, Inc. (a)	100	726

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Isetan Mitsukoshi Holdings Ltd.	173	1,598
Isuzu Motors Ltd.	590	1,006
Itochu Corp.	601	3,087
Izumi Co. Ltd.	78	999
J Crew Group, Inc. (a)	286	5,792
J Front Retailing Co. Ltd.	309	1,349
Jack in the Box, Inc. (a)	390	7,839
Jakks Pacific, Inc. (a)	222	4,966
Japan Airlines Corp.	639	1,440
Jardine Cycle & Carriage Ltd.	117	731
JC Penney Co., Inc.	509	12,175
JetBlue Airways Corp. (a)	1,419	7,875
Johnson Controls, Inc.	198	3,511
Jones Apparel Group, Inc.	451	5,011
JTEKT Corp.	86	643
Kesa Electricals PLC	189	242
Kingfisher PLC	415	761
Kohl's Corp. (a)	185	6,499
Koito Manufacturing Co. Ltd.	106	811
K's Holdings Corp.	46	752
Kuraray Co. Ltd.	139	1,031
Ladbrokes PLC	149	378
Las Vegas Sands Corp. (a)	46	653
Lawson, Inc.	36	1,743
La-Z-Boy, Inc.	416	2,404
Lear Corp. (a)	564	1,134
Li & Fung Ltd.	828	1,624
Li Ning Co. Ltd.	519	623
Life Time Fitness, Inc. (a)	155	2,951
Lifestyle International Holdings Ltd.	618	399
Limited Brands, Inc.	788	9,440
Liz Claiborne, Inc.	209	1,703
LKQ Corp. (a)	262	2,997
Lowe's Companies, Inc.	844	18,315
Macy's, Inc.	150	1,844
Magna International, Inc.	19	638
Marks & Spencer Group PLC	301	1,061
Marriott International, Inc.	143	2,984
Marubeni Corp.	610	2,303
Marui Group Co. Ltd.	128	760
Matsushita Electric Industrial Co. Ltd.	815	12,509
Mattel, Inc.	891	13,383
Mazda Motor Corp.	354	765
McDonald's Corp.	441	25,547
Men's Wearhouse, Inc.	312	4,770
MGM Mirage (a)	51	839
Michelin	25	1,278
Mitchells & Butlers PLC	79	199
Mitsubishi Corp.	809	13,164

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Mitsubishi Logistics Corp.	84	744
Mitsubishi Motors Corp. (a)	1,474	2,005
Mitsubishi Rayon Co. Ltd.	227	477
Mitsui & Co. Ltd.	651	6,119
Modine Manufacturing Co.	184	1,362
Mohawk Industries, Inc. (a)	70	3,387
MSC Industrial Direct Co.	316	11,332
Nagase & Co. Ltd.	100	854
Namco Bandai Holdings, Inc.	93	942
Newell Rubbermaid, Inc.	747	10,271
Next PLC	40	679
NGK Spark Plug Co. Ltd.	73	682
NHK Spring Co. Ltd.	138	542
Nintendo Co. Ltd.	43	13,356
Nippon Seiki Co. Ltd.	45	292
Nissan Motor Co. Ltd.	956	4,784
Nisshinbo Industries, Inc.	101	572
Nissin Kogyo Co. Ltd.	42	379
Nitori Co. Ltd.	24	1,491
NOK Corp.	61	572
Nokian Renkaat OYJ	37	482
Nordstrom, Inc.	228	4,125
Nu Skin Enterprises, Inc.	334	4,305
OfficeMax, Inc.	627	5,047
Onward Holdings Co. Ltd.	104	742
OPAP SA	37	804
O'Reilly Automotive, Inc. (a)	193	5,232
Orient-Express Hotels Ltd.	220	2,706
Oshkosh Truck Corp.	124	950
Pacific Sunwear Of California (a)	632	2,161
Panera Bread Co. (a)	197	8,889
Parkson Retail Group Ltd. (a)	825	1,139
Penn National Gaming, Inc. (a)	123	2,369
PEP Boys-Manny Moe & Jack	239	1,152
Persimmon PLC	53	256
PetSmart, Inc.	229	4,509
Peugeot SA	29	768
PF Chang's China Bistro, Inc. (a)	102	2,087
Phillips-Van Heusen Corp.	254	6,226
Pier 1 Imports, Inc. (a)	637	879
Pinnacle Entertainment, Inc. (a)	249	1,394
Pioneer Corp.	92	265
Pirelli & C SpA	1,093	383
Polo Ralph Lauren Corp.	104	4,906
Pool Corp.	207	3,604
PPR	14	885
Praktiker Bau-und Heimwerkerm AG	28	222
Puma AG Rudolf Dassler Sport	3	505
Punch Taverns PLC	53	134

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Qantas Airways Ltd.	369	593
Quiksilver, Inc. (a)	854	2,212
RadioShack Corp.	276	3,494
Reece Australia Ltd.	53	616
Regal Entertainment Group	681	8,744
Regis Corp.	300	3,711
Renault SA	35	1,064
Rite Aid Corp. (a)	1,115	541
RONA, Inc. (a)	59	575
Ross Stores, Inc.	384	12,553
Royal Caribbean Cruises Ltd.	399	5,410
Ruby Tuesday, Inc. (a)	391	942
Ryland Group, Inc.	149	2,800
Ryohin Keikaku Co. Ltd.	21	987
Saks, Inc. (a)	1,020	6,120
Sally Beauty Holdings, Inc. (a)	606	3,078
Sankyo Co. Ltd.	31	1,359
Scientific Games Corp. (a)	105	1,890
Sears Holdings Corp. (a)	30	1,732
Sega Sammy Holdings, Inc.	86	640
Sekisui Chemical Co. Ltd.	189	1,086
Sekisui House Ltd.	217	2,126
Select Comfort Corp. (a)	203	97
Seven & I Holdings Co. Ltd.	427	11,768
Shangri-La Asia Ltd.	536	741
Shimachu Co. Ltd.	44	983
Shimamura Co. Ltd.	13	892
Shimano, Inc.	39	1,105
Shoppers Drug Mart Corp.	38	1,463
Singapore Airlines Ltd.	190	1,420
Sky City Entertainment Group Ltd.	351	674
Skywest, Inc.	443	6,827
Sodexho Alliance SA	19	908
Sojitz Corp.	358	581
Sony Corp.	443	9,983
Southwest Airlines Co.	333	3,923
Staples, Inc.	434	8,433
Starbucks Corp. (a)	471	6,184
Starwood Hotels & Resorts Worldwide, Inc.	330	7,438
Steelcase, Inc.	335	3,116
Sumitomo Corp.	474	4,061
Sumitomo Rubber Industries, Inc.	104	907
The Sumitomo Warehouse Co. Ltd.	202	806
Superior Industries International, Inc.	171	2,445
Suzuki Motor Corp.	171	2,437
Swatch Group AG BR	6	931
Swatch Group AG REG	21	597
TABCorp. Holdings Ltd.	205	933
Takashimaya Co. Ltd.	118	890

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Takata Corp.	37	263
Target Corp.	447	17,934
Tatts Group Ltd.	480	797
Taylor Wimpey PLC	203	33
Tech Data Corp. (a)	480	10,296
Teijin Ltd.	352	893
Thomson	75	104
Tim Hortons, Inc.	40	1,001
Timberland Co. (a)	199	2,408
TJX Companies, Inc.	290	7,760
Toho Co. Ltd.	68	1,271
Tokai Rika Co. Ltd.	47	468
Toll Brothers, Inc. (a)	390	9,017
Toray Industries, Inc.	531	2,431
Toro Co.	252	8,477
Toyobo Co. Ltd.	461	641
Toyoda Gosei Co. Ltd.	39	538
Toyota Boshoku Corp.	48	419
Toyota Industries Corp.	85	1,890
Toyota Motor Corp.	1,463	55,392
Toyota Tsusho Corp.	87	813
Tractor Supply Co. (a)	213	8,852
TUI AG	44	533
TUI Travel PLC	202	612
UAL Corp. (a)	147	2,140
Under Armour, Inc. (a)	202	5,252
United Stationers, Inc. (a)	115	4,300
UNY Co. Ltd.	117	892
Urban Outfitters, Inc. (a)	274	5,957
US Airways Group, Inc. (a)	198	2,008
USS Co. Ltd.	19	1,157
Vail Resorts, Inc. (a)	204	6,785
Valeo SA	24	416
VF Corp.	228	12,563
Virgin Blue Holdings Ltd.	229	52
Volkswagen AG	25	15,135
Wacoal Holdings Corp.	101	1,079
Walgreen Co.	593	15,098
Wal-Mart Stores, Inc.	914	51,010
Watsco, Inc.	99	4,068
Wendy's/Arby's Group, Inc.	1,125	4,073
Wesco International, Inc. (a)	165	3,280
Whirlpool Corp.	220	10,263
William Hill PLC	101	310
Williams-Sonoma, Inc.	109	903
WMS Industries, Inc. (a)	233	5,825
Wolseley PLC	117	636
Wolverine World Wide, Inc.	466	10,951
World Fuel Services Corp.	116	2,486

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

WW Grainger, Inc.	128	10,057
Wyndham Worldwide Corp.	228	1,867
Wynn Resorts Ltd. (a)	31	1,872
Yamada Denki Co. Ltd.	34	1,812
Yamaha Corp.	78	736
Yamaha Motor Co. Ltd.	82	887
The Yokohama Rubber Co. Ltd.	173	827
Yum! Brands, Inc.	307	8,907
Zale Corp. (a)	429	7,320
		1,281,386

Consumer, Non-cyclical (4.72%)
ABB Grain Ltd.	159	871
ABC Learning Centres Ltd.	220	79
Abertis Infraestructuras SA	44	751
ACCO Brands Corp. (a)	368	1,038
Adecco SA	22	761
Administaff, Inc.	103	2,059
Aggreko PLC	111	774
Ajinomoto Co., Inc.	246	2,090
Alberto-Culver Co.	229	5,892
Alexion Pharmaceuticals, Inc. (a)	382	15,567
Alliance Data Systems Corp. (a)	141	7,073
Altria Group, Inc.	765	14,680
American Greetings Corp.	412	4,812
Amylin Pharmaceuticals, Inc. (a)	228	2,328
Anheuser-Busch Co., Inc.	236	14,639
Apollo Group, Inc. (a)	274	19,046
Arbitron, Inc.	188	6,125
Archer-Daniels-Midland Co.	360	7,463
Aryzta AG (a)	29	1,035
Asahi Breweries Ltd.	179	2,913
Associated British Foods PLC	72	806
Atlantia SpA	50	912
Avery Dennison Corp.	246	8,615
Avis Budget Group, Inc. (a)	701	1,150
Babcock International Group PLC	118	734
BearingPoint, Inc. (a)	1,527	321
Beiersdorf AG	18	973
Benesse Corp.	40	1,661
Biogen Idec, Inc. (a)	139	5,914
Bio-Rad Laboratories, Inc. (a)	118	10,075
Blyth, Inc.	243	2,090
Bowne & Co., Inc.	237	1,846
Brisa-Auto Estradas de Portugal, SA (BRISA)	91	698
British American Tobacco PLC	313	8,570
Brown-Forman Corp.	174	7,888
Bunzl PLC	93	932
C&C Group PLC	152	215

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Cadbury PLC	238	2,176
Capita Group PLC	105	1,078
Carlsberg A/S	10	394
Carrefour SA	96	4,027
Casino Guichard Perrachon SA	13	903
Celera Corp. (a)	707	7,996
Celgene Corp. (a)	188	12,081
Central European Distribution Corp. (a)	190	5,470
Charles River Laboratories International, Inc. (a)	67	2,401
Chemed Corp.	158	6,919
China Mengniu Dairy Co. Ltd.	354	336
Church & Dwight Co., Inc.	401	23,695
Cintra Concesiones de Infraest	85	751
Clorox Co.	252	15,324
Coca Cola Hellenic Bottling Co.	42	583
Coca-Cola Amatil Ltd.	195	1,043
Coca-Cola Co.	800	35,248
Coca-Cola West Holdings Co. Ltd.	60	1,194
Colgate-Palmolive Co.	294	18,451
Colruyt SA	6	1,346
ConAgra Foods, Inc.	134	2,334
Constellation Brands, Inc. (a)	424	5,317
Convergys Corp. (a)	284	2,184
Corinthian Colleges, Inc. (a)	593	8,468
Corn Products International, Inc.	428	10,409
Corporate Executive Board Co.	63	1,879
Corrections Corporation of America (a)	758	14,485
Cosco Pacific Ltd.	470	334
CSL Ltd.	210	5,078
Cubist Pharmaceuticals, Inc. (a)	381	9,674
Dai Nippon Printing Co. Ltd.	264	3,058
Dairy Farm International Holdings Ltd.	440	1,778
Danisco A/S	17	736
Dean Foods Co. (a)	191	4,175
Del Monte Foods Co.	386	2,436
Delhaize Group	17	950
Deluxe Corp.	353	4,292
DeVry, Inc.	61	3,458
Diageo PLC	477	7,301
Dr Pepper Snapple Group, Inc. (a)	44	1,008
Enzon Pharmaceuticals, Inc. (a)	355	1,764
Experian Group Ltd.	181	995
Ezaki GliCo. Co. Ltd.	126	1,252
Forrester Research, Inc. (a)	53	1,487
Fortune Brands, Inc.	41	1,564
Foster's Group Ltd.	765	2,907
Fresh Del Monte Produce, Inc. (a)	377	7,958
FTI Consulting, Inc. (a)	257	14,970
G4S PLC	281	847

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Genentech, Inc. (a)	281	23,306
General Mills, Inc.	142	9,619
Genzyme Corp. (a)	160	11,661
George Weston Ltd.	17	868
Gilead Sciences, Inc. (a)	527	24,163
Global Payments, Inc.	134	5,428
Golden Agri-Resources Ltd.	3,056	392
Goodman Fielder Ltd.	571	628
H&R Block, Inc.	819	16,151
Hansen Natural Corp. (a)	130	3,292
Hays PLC	385	423
Heineken Holding NV	23	695
Heineken NV	43	1,443
Henkel KGaA	25	611
Hershey Co.	281	10,464
Hewitt Associates, Inc. (a)	453	12,634
Hillenbrand, Inc.	131	2,489
HJ Heinz Co.	100	4,382
Hormel Foods Corp.	157	4,437
House Foods Corp.	84	1,346
Human Genome Sciences, Inc. (a)	885	2,859
Husqvarna AB	89	611
Illumina, Inc. (a)	64	1,973
Imperial Tobacco Group PLC	122	3,269
InBev NV	36	1,444
InterMune, Inc. (a)	119	1,753
Intertek Group PLC	62	730
Invitrogen Corp. (a)	158	4,549
Iron Mountain, Inc. (a)	400	9,712
Ito En Ltd.	41	647
ITT Educational Services, Inc. (a)	70	6,136
J Sainsbury PLC	265	1,205
Japan Tobacco, Inc.	2	6,984
The JM Smucker Co.	120	5,347
Kagome Co. Ltd.	75	1,203
Kamigumi Co. Ltd.	144	1,143
Kao Corp.	197	5,639
Kerry Group PLC	47	1,066
Kesko OYJ	23	536
Kikkoman Corp.	92	905
Kimberly-Clark Corp.	153	9,377
Kirin Holdings Co. Ltd.	363	3,932
Kokuyo Co. Ltd.	113	788
Koninklijke Ahold NV	220	2,346
Kraft Foods, Inc.	523	15,240
Lender Processing Services, Inc.	198	4,568
Lighthouse Caledonia ASA (a)	8	4
Lion Corp.	226	1,461
Lion Nathan Ltd.	171	999

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Loblaw Companies Ltd.	27	658
L'Oreal SA	46	3,459
Macquarie Infrastructure Group	1,019	1,327
Marine Harvest (a)	981	157
Mastercard, Inc.	12	1,774
McCormick & Co., Inc.	303	10,199
McKesson Corp.	176	6,475
The Medicines Co. (a)	365	6,362
Meiji Dairies Corp.	211	945
Meiji Seika Kaisha Ltd.	282	1,134
Metcash Ltd.	325	870
Metro AG	29	924
Metro, Inc.	35	882
Michael Page International PLC	112	361
Millipore Corp. (a)	91	4,722
Monster Worldwide, Inc. (a)	198	2,820
Moody's Corp.	99	2,534
MPS Group, Inc. (a)	695	5,414
Myriad Genetics, Inc. (a)	293	18,485
Nestle SA	710	27,538
Nichirei Corp.	260	1,082
Nippon Meat Packers, Inc.	115	1,543
Nippon Suisan Kaisha Ltd.	221	541
Nisshin Seifun Group, Inc.	134	1,424
Nissin Food Products Co. Ltd.	41	1,159
Novozymes A/S	10	705
Olam International Ltd.	629	534
OSI Pharmaceuticals, Inc. (a)	86	3,264
Pacific Brands Ltd.	420	279
Parexel International Corp. (a)	378	3,931
Parmalat SpA	347	606
Paychex, Inc.	144	4,110
PDL BioPharma, Inc. (a)	198	1,931
Pepsi Bottling Group, Inc.	324	7,491
PepsiAmericas, Inc.	157	2,972
PepsiCo, Inc.	942	53,703
Pernod-Ricard SA	30	1,941
Pharmaceutical Product Development, Inc.	177	5,483
PHH Corp. (a)	223	1,797
Philip Morris International, Inc.	616	26,778
Premier Foods PLC	240	106
Pre-Paid Legal Services, Inc. (a)	56	2,211
Procter & Gamble Co.	1,759	113,526
QP Corp.	129	1,476
Quanta Services, Inc. (a)	167	3,300
RalCorp Holdings, Inc. (a)	163	11,032
Randstad Holding NV	34	657
Reckitt Benckiser Group PLC	107	4,495
Regeneron Pharmaceuticals, Inc. (a)	405	7,817

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Rent-A-Center, Inc. (a)	626	9,140
Rentokil Initial PLC	390	282
Resources Connection, Inc. (a)	191	3,312
Reynolds American, Inc.	47	2,301
Robert Half International, Inc.	283	5,340
RR Donnelley & Sons Co.	604	10,008
SABMiller PLC	150	2,374
Safeway, Inc.	143	3,042
SAIC, Inc. (a)	1,124	20,760
Sapporo Holdings Ltd.	207	1,118
Saputo, Inc.	52	1,088
Sara Lee Corp.	198	2,214
SECOM Co. Ltd.	85	3,175
Securitas AB	81	767
Serco Group PLC	139	827
Service Corporation International	2,359	16,277
SGS SA	1	982
Shiseido Co. Ltd.	149	2,980
Smithfield Foods, Inc. (a)	370	3,892
Societe Des Autoroutes SA	13	841
Sohgo Security Services Co. Ltd.	76	703
Sotheby's	345	3,212
Spherion Corp. (a)	350	1,113
Stewart Enterprises, Inc.	773	3,996
Strayer Education, Inc.	76	17,197
Supervalu, Inc.	569	8,103
Swedish Match AB	63	858
Sysco Corp.	301	7,886
Takara Holdings, Inc.	201	939
Tate & Lyle PLC	108	640
TeleTech Holdings, Inc. (a)	167	1,510
Tesco PLC	1,403	7,664
Thai Beverage PCL	6,920	957
Ticketmaster (a)	100	968
Tingyi Cayman Islands Holding Corp.	1,418	1,482
Toppan Printing Co. Ltd.	253	1,823
Total System Services, Inc.	514	7,062
Toyo Suisan Kaisha Ltd.	76	1,940
Transurban Group	366	1,311
Tree.Com, Inc. (a)	16	43
Tyson Foods, Inc.	783	6,843
Unicharm Corp.	23	1,627
Unilever NV	303	7,274
Unilever PLC	232	5,212
United Rentals, Inc. (a)	658	6,745
United Therapeutics Corp. (a)	133	11,602
Universal Corp./Richmond VA	190	7,522
UST, Inc.	311	21,020
Valassis Communications, Inc. (a)	418	1,856

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Vertex Pharmaceuticals, Inc. (a)	223	5,845
Viad Corp.	126	2,753
VistaPrint Ltd. (a)	273	4,660
Watson Wyatt Worldwide, Inc.	224	9,513
WD-40 Co.	140	4,074
Weight Watchers International, Inc.	60	1,876
The Western Union Co.	456	6,958
Whole Foods Market, Inc.	239	2,561
Wilmar International Ltd.	927	1,543
WM Morrison Supermarkets PLC	409	1,735
Woolworths Ltd.	457	8,439
Yakult Honsha Co. Ltd.	62	1,525
Yamazaki Baking Co. Ltd.	156	2,046
		1,305,058

Energy (3.83%)
Acergy SA	46	303
Advantage Energy Income Fund	33	205
Alpha Natural Resources, Inc. (a)	402	14,380
Amec PLC	95	790
Anadarko Petroleum Corp.	152	5,366
Apache Corp.	107	8,809
Arch Coal, Inc.	295	6,316
Atwood Oceanics, Inc. (a)	276	7,584
Australian Worldwide Exploration Ltd. (a)	422	701
Baker Hughes, Inc.	159	5,557
BG Group PLC	631	9,272
BJ Services Co.	767	9,856
Bourbon SA	19	531
BP PLC	4,402	35,937
Cabot Oil & Gas Corp.	65	1,825
Caltex Australia Ltd.	58	362
Cameron International Corp. (a)	444	10,771
Canadian Natural Resources Ltd.	95	4,796
Canadian Oil Sands Trust	42	1,127
CGG-Veritas (a)	25	399
Cheniere Energy, Inc. (a)	219	819
Chesapeake Energy Corp.	218	4,789
Chevron Corp.	798	59,531
Cimarex Energy Co.	193	7,809
CNOOC Ltd.	5,519	4,486
CNPC (Hong Kong) Ltd.	2,009	599
ConocoPhillips Co.	539	28,039
Consol Energy, Inc.	352	11,049
Core Laboratories NV	143	10,539
Cosmo Oil Co. Ltd.	255	525
Covanta Holding Corp. (a)	179	3,859
Crosstex Energy, Inc.	302	3,083
Delta Petroleum Corp. (a)	350	3,290

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Denbury Resources, Inc. (a)	530	6,736
Devon Energy Corp.	164	13,261
Diamond Offshore Drilling, Inc.	41	3,641
Dresser-Rand Group, Inc. (a)	181	4,054
Dril-Quip, Inc. (a)	79	1,951
El Paso Corp.	1,770	17,169
Enbridge, Inc.	59	2,050
EnCana Corp.	135	6,861
Enerplus Resources Fund	29	781
ENI SpA	435	10,271
ENSCO International, Inc.	224	8,514
EOG Resources, Inc.	134	10,843
Equitable Resources, Inc.	222	7,706
EXCO Resources, Inc. (a)	580	5,330
Exterran Holdings, Inc. (a)	156	3,496
Exxon Mobil Corp.	2,147	159,136
First Solar, Inc. (a)	54	7,760
FMC Technologies, Inc. (a)	197	6,893
Forest Oil Corp. (a)	77	2,249
Foundation Coal Holdings, Inc.	263	5,460
Frontier Oil Corp.	102	1,347
Fugro NV	19	673
Global Industries Ltd. (a)	584	1,489
Grey Wolf, Inc. (a)	1,658	10,644
Halliburton Co.	531	10,508
Headwaters, Inc. (a)	257	2,724
Helix Energy Solutions Group, Inc. (a)	142	1,500
Helmerich & Payne, Inc.	199	6,828
Hercules Offshore, Inc. (a)	333	2,428
Holly Corp.	293	5,752
Husky Energy, Inc.	44	1,322
Idemitsu Kosan Co. Ltd.	11	624
Imperial Oil Ltd.	51	1,805
ION Geophysical Corp. (a)	227	1,489
Japan Petroleum Exploration Co.	18	680
John Wood Group PLC	188	727
Lundin Petroleum AB (a)	116	543
Marathon Oil Corp.	114	3,317
Mariner Energy, Inc. (a)	654	9,411
Murphy Oil Corp.	340	17,218
National Oilwell Varco, Inc. (a)	304	9,087
Neste Oil OYJ	34	536
Nexen, Inc.	82	1,088
Niko Resources Ltd.	14	614
Nippon Mining Holdings, Inc.	352	1,033
Nippon Oil Corp.	554	2,204
Noble Corp.	434	13,979
Noble Energy, Inc.	328	16,997
Occidental Petroleum Corp.	327	18,162

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Oceaneering International, Inc. (a)	97	2,732
Oil Search Ltd.	375	1,121
Oilexco, Inc. (a)	104	438
OMV AG	27	860
Oneok, Inc.	267	8,517
OPTI Canada, Inc. (a)	58	155
Origin Energy Ltd.	331	3,452
Parker Drilling Co. (a)	881	4,511
Patriot Coal Corp. (a)	262	4,147
Peabody Energy Corp.	162	5,591
Penn Virginia Corp.	248	9,218
Penn West Energy Trust	40	713
Petro-Canada	88	2,201
Pride International, Inc. (a)	364	6,840
Q-Cells AG (a)	14	553
Questar Corp.	355	12,233
Quicksilver Resources, Inc. (a)	236	2,471
Range Resources Corp.	307	12,962
Renewable Energy Corp. AS (a)	31	289
Repsol YPF SA	140	2,647
Rowan Companies, Inc.	317	5,750
Royal Dutch Shell PLC - A Shares	441	12,150
Royal Dutch Shell PLC - B Shares	650	17,355
Saint Mary Land & Exploration Co.	333	8,288
Saipem SpA	45	838
Santos Ltd.	226	2,025
SBM Offshore NV	30	523
Schlumberger Ltd.	694	35,845
Seacor Holdings, Inc. (a)	149	10,008
Seadrill Ltd.	61	580
Showa Shell Sekiyu KK	100	792
Singapore Petroleum Co. Ltd.	291	406
Smith International, Inc.	447	15,413
Solarworld AG	26	656
Southwestern Energy Co. (a)	552	19,662
Spectra Energy Corp.	205	3,963
StatoilHydro ASA	222	4,311
Suncor Energy, Inc.	162	3,893
Sunoco, Inc.	330	10,065
Superior Energy Services, Inc. (a)	491	10,468
Talisman Energy, Inc.	186	1,839
Technip SA	19	563
Tesoro Corp.	390	3,771
Tetra Technologies, Inc. (a)	473	3,292
TonenGeneral Sekiyu KK	127	1,060
Total SA	401	21,878
TransCanada Corp.	95	2,872
Transocean, Inc.	178	14,655
Tullow Oil PLC	127	1,071

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Ultra Petroleum Corp. (a)	290	13,500
UTS Energy Corp. (a)	216	165
Valero Energy Corp.	179	3,684
Verbund AG	25	1,179
Walter Industries, Inc.	301	11,664
Weatherford International Ltd. (a)	336	5,672
Westernzagros Resources Ltd. (a)	36	22
Whiting Petroleum Corp. (a)	246	12,790
Williams Companies, Inc.	359	7,528
Woodside Petroleum Ltd.	170	4,729
XTO Energy, Inc.	288	10,353
		1,059,124

Financial (8.34%)
The 77 Bank Ltd.	188	864
ACE Ltd.	105	6,023
Acom Co. Ltd.	35	1,315
Admiral Group PLC	75	1,101
Aegon NV	257	1,039
Aeon Credit Service Co. Ltd.	88	926
Aeon Mall Co. Ltd.	41	991
Affiliated Managers Group, Inc. (a)	51	2,365
AGF Management Ltd.	36	397
Agile Property Holdings Ltd.	700	223
The Aichi Bank Ltd.	11	791
Aiful Corp.	50	226
Aioi Insurance Co. Ltd.	210	842
Alexandria Real Estate Equities, Inc.	187	13,000
Allco Finance Group Ltd.	136	13
Alleanza Assicurazioni SpA	98	649
Alleghany Corp. (a)	10	2,820
Allianz SE	79	5,989
Allied Irish Banks PLC	162	877
Allied World Assurance Co.	80	2,566
The Allstate Corp.	199	5,252
Alpha Bank AE	72	1,044
AMB Property Corp.	167	4,013
AMBAC Financial Group, Inc.	2,607	6,987
Amcore Financial, Inc.	191	888
American Express Co.	579	15,923
American Financial Group, Inc.	196	4,455
American National Insurance Co.	32	2,185
AmeriCredit Corp. (a)	581	3,405
Ameriprise Financial, Inc.	68	1,469
Amlin PLC	197	1,004
AMP Ltd.	710	2,552
Anchor BanCorp. Wisconsin, Inc.	167	952
Anglo Irish Bank Corp. PLC	129	401
Annaly Capital Management, Inc.	1,251	17,389

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Aon Corp.	85	3,596
Apartment Investment & Management Co.	187	2,736
Arch Capital Group Ltd. (a)	135	9,416
Arthur J Gallagher & Co.	198	4,823
Ascendas Real Estate Investment Trust	696	742
Aspen Insurance Holdings Ltd.	155	3,559
Assicurazioni Generali SpA	214	5,361
Associated Banc Corp.	337	7,434
Assurant, Inc.	276	7,032
Assured Guaranty Ltd.	294	3,302
Astoria Financial Corp.	178	3,386
ASX Ltd.	65	1,291
Australia & New Zealand Banking Group	693	7,992
AvalonBay Communities, Inc.	163	11,576
Aviva PLC	459	2,718
AXA Asia Pacific Holdings Ltd.	342	1,000
AXA SA	318	6,018
Axis Capital Holdings Ltd.	375	10,680
Babcock & Brown Ltd.	110	94
Baloise Holding AG	13	691
Banca Monte dei Paschi di Sien EU	221	425
Banca Popolare di Milano Scarl	86	499
Banco Bilbao Vizcaya Arg.	629	7,206
Banco BPI SA	134	277
Banco Comercial Portugues SA	593	690
Banco de Valencia SA	88	810
Banco Espirito Santo SA	53	507
Banco Popular Espanol SA	136	1,225
Banco Santander SA	1,133	12,081
BanCorpsouth, Inc.	675	16,382
Bank of America Corp.	1,856	44,860
Bank of East Asia Ltd.	589	1,148
Bank of Ireland	174	521
The Bank of Ikeda Ltd.	28	1,114
The Bank of Kyoto Ltd.	133	1,377
The Bank of Nagoya Ltd.	199	1,176
Bank of Montreal	89	3,178
Bank of New York Mellon Corp.	445	14,507
Bank of Nova Scotia	175	4,872
Bank of Queensland Ltd.	82	726
The Bank of Yokohama Ltd.	533	2,505
Bankinter SA	72	769
Banque Cantonale Vaudoise	2	445
Barclays PLC	1,663	4,788
BB&T Corp.	176	6,310
Bendigo Bank Ltd.	198	1,734
BioMed Realty Trust, Inc.	578	8,121
BNP Paribas SA	155	11,061
BOC Hong Kong Holdings Ltd.	1,356	1,501

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

BOK Financial Corp.	60	2,870
Bolsas Y Mercados Espanoles SA	22	534
Boston Properties, Inc.	51	3,615
Bradford & Bingley PLC	146	47
Brandywine Realty Trust	762	6,584
BRE Properties, Inc.	269	9,364
British Land Co. PLC	92	912
Brookfield Asset Management, Inc.	103	1,804
Cambridge Industrial Trust	692	114
Camden Property Trust	95	3,202
Canadian Imperial Bank of Commerce	60	2,722
CapitaCommercial Trust	712	471
Capital One Financial Corp.	137	5,359
CapitaLand Ltd.	633	1,216
CapitalSource, Inc.	389	2,879
CapitaMall Trust	502	643
Cathay General BanCorp.	384	9,400
Cattles PLC	165	87
CB Richard Ellis Group, Inc. (a)	343	2,404
CBL & Associates Properties, Inc.	550	5,077
Centro Properties Group	321	16
CFS Retail Property Trust	760	1,030
Challenger Financial Services Group Ltd.	261	284
The Charles Schwab Corp.	508	9,713
The Chiba Bank Ltd.	340	1,619
Cheung Kong Holdings Ltd.	554	5,186
Cheung Kong Infrastructure Holdings Co.	347	1,256
China Everbright Ltd.	528	471
China Insurance International Holdings Co.	504	1,158
China Overseas Land & Investments Ltd.	1,334	1,460
China Resources Land Ltd.	677	664
Chinese Estates Holdings Ltd.	681	508
Chubb Corp.	130	6,737
The Chugoku Bank Ltd.	93	1,260
Chuo Mitsui Trust Holdings, Inc.	374	1,420
Cincinnati Financial Corp.	370	9,616
CIT Group, Inc.	435	1,801
CITIC International Financial Holdings Ltd.	1,483	938
Citigroup, Inc.	1,961	26,768
Citizens Republic BanCorp., Inc.	679	2,003
City Developments Ltd.	179	760
City National Corp.	80	4,282
CME Group, Inc.	26	7,336
CNP Assurances SA	9	722
Colonial BancGroup, Inc.	313	1,280
Colonial Properties Trust	317	3,341
Comerica, Inc.	451	12,443
Commerce Bancshares, Inc.	158	7,470
Commerzbank AG	106	1,151

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Commonwealth Bank of Australia	489	13,092
Commonwealth Property Office Fund	909	797
CompuCredit Corp. (a)	306	789
Conseco, Inc. (a)	442	822
Corio NV	12	639
Corporate Office Properties Trust	302	9,389
Credit Agricole SA	132	1,890
Credit Saison Co. Ltd.	63	649
Credit Suisse Group	186	6,961
Cullen/Frost Bankers, Inc.	134	7,500
Daishi Bank Ltd.	292	1,120
Daito Trust Cons Ltd.	34	1,415
Daiwa Securities Group, Inc.	529	2,894
Danske Bank A/S	84	1,236
DB RREEF Trust	1,097	543
DBS Group Holdings Ltd.	422	3,136
DCT Industrial Trust, Inc.	1,470	7,247
Deerfield Capital Corp.	3	10
Delphi Financial Group, Inc.	175	2,756
Derwent London PLC	37	431
Deutsche Bank AG	93	3,549
Deutsche Boerse AG	36	2,858
Deutsche Postbank AG	16	327
Developers Diversified Realty Corp.	312	4,109
Dexia SA	99	515
DiamondRock Hospitality Co.	647	3,351
Digital Realty Trust, Inc.	313	10,479
Dime Community Bancshares, Inc.	270	4,509
DnB NOR ASA	130	743
Duke Realty Corp.	376	5,305
E*Trade Financial Corp. (a)	3,742	6,810
EFG Eurobank Ergasias SA	49	528
Endurance Specialty Holdings Ltd.	119	3,599
Equity Lifestyle Properties, Inc.	155	6,508
Equity Residential Property Trust	106	3,703
Erie Indemnity Co.	99	3,682
Erste Bank der Oesterreichisch AG	39	1,031
Essex Property Trust, Inc.	159	15,471
Euler Hermes SA	8	391
Eurazeo	9	538
Everest Re Group Ltd.	169	12,624
Fairfax Financial Holdings Ltd.	6	1,648
Fannie Mae	320	297
Federal Realty Investment Trust	96	5,882
Federated Investors, Inc.	266	6,437
FelCor Lodging Trust, Inc.	427	1,285
Fidelity National Financial, Inc.	604	5,442
Fifth Third BanCorp.	151	1,638
First American Corp.	173	3,531

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

First BanCorp.	601	6,142
First Horizon National Corp.	263	3,130
First Industrial Realty Trust, Inc.	367	3,795
First Marblehead Corp.	126	214
First Midwest BanCorp., Inc.	343	7,618
First Niagara Financial Group	723	11,402
FirstFed Financial Corp. (a)	97	868
FirstMerit Corp.	653	15,228
FKP Property Group	208	159
FNB Corp.	541	7,087
Fonciere Des Regions	8	527
Fondiaria-Sai SpA	26	484
Forest City Enterprises, Inc.	99	1,177
Forestar Real Estate Group, Inc. (a)	144	1,260
Fortis (a)	231	268
Franklin Resources, Inc.	101	6,868
Franklin Street Properties Corp.	576	6,814
Fraser and Neave Ltd.	414	762
Freddie Mac	102	105
Friedman Billings Ramsey Group	1,114	702
Friends Provident PLC	380	428
Frontier Financial Corp.	298	1,985
Fukuoka Financial Group, Inc.	700	2,245
Fulton Financial Corp.	1,412	14,826
Genting International PLC (a)	2,111	512
Genworth Financial, Inc.	140	678
GLG Partners, Inc.	253	810
Goldman Sachs Group, Inc.	138	12,765
Goodman Group	556	345
GPT Group	794	393
Gramercy Capital Corp.	138	367
Great Portland Estates PLC	94	418
Great-West Lifeco, Inc.	46	977
Greentown China Holdings Ltd.	519	155
The Gunma Bank Ltd.	188	939
Guoco Group Ltd.	85	494
GZI Real Estate Investment Trust	1,038	201
Hachijuni Bank Ltd.	196	947
Hammerson PLC	51	583
Hang Lung Group Ltd.	317	990
Hang Lung Properties Ltd.	695	1,650
Hang Seng Bank Ltd.	262	3,212
Hannover Rueckversicherung AG	28	703
Hartford Financial Services Group, Inc.	103	1,063
Hbos PLC	680	1,087
HCC Insurance Holdings, Inc.	339	7,478
HCP, Inc.	543	16,252
Health Care REIT, Inc.	716	31,869
Healthcare Realty Trust, Inc.	425	10,859

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Helvetia Holding AG	3	510
Henderson Group PLC	311	263
Henderson Investment Ltd.	755	35
Henderson Land Development Corp.	415	1,451
Higo Bank Ltd.	187	1,019
Hiroshima Bank Ltd.	237	861
The Hokkoku Bank Ltd.	290	1,074
Hokuhoku Financial Group, Inc.	528	1,024
Home Properties, Inc.	212	8,584
Hong Kong Exchanges and Clearing Ltd.	403	3,939
Hongkong Land Holdings Ltd.	703	1,870
Hopewell Holdings Ltd.	286	867
Hopson Development Holdings Ltd.	345	111
Horace Mann Educators Corp.	274	2,181
Hospitality Properties Trust	266	2,700
Host Hotels & Resorts, Inc.	1,347	13,928
HRPT Properties Trust	1,725	6,227
HSBC Holdings PLC	2,770	33,981
Hudson City BanCorp., Inc.	1,271	23,908
Huntington Bancshares, Inc.	838	7,919
The Hyakugo Bank Ltd.	192	1,066
The Hyakujushi Bank Ltd.	246	1,214
Hypo Real Estate Holding AG	17	110
Hysan Development Co. Ltd.	479	732
ICAP PLC	128	632
IGM Financial, Inc.	25	756
Immoeast AG (a)	95	114
Immofinanz AG	98	109
Industrial Alliance Insurance	34	706
IndyMac BanCorp., Inc.	503	30
ING Groep NV	370	3,411
ING Industrial Fund	597	133
ING Office Fund	865	635
Insurance Australia Group Ltd.	682	1,722
IntercontinentalExchange, Inc. (a)	110	9,412
International Bancshares Corp.	479	12,440
Intesa Sanpaolo RNC	173	507
Intesa Sanpaolo SpA	1,704	6,172
Invesco Ltd.	810	12,077
Investec PLC	99	374
Investment Technology Group, Inc. (a)	235	4,796
Investor AB - A Shares	48	680
Investor AB - B Shares	81	1,195
IPC Holdings Ltd.	132	3,645
Irish Life & Permanent PLC	51	156
iStar Financial, Inc.	355	376
IVG Immobilien AG	34	228
Iyo Bank Ltd.	141	1,494
JafCo. Co. Ltd.	27	713

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Janus Capital Group, Inc.	381	4,473
Japan Securities Finance Co. Ltd.	91	406
Jefferies Group, Inc.	217	3,435
Jones Lang LaSalle, Inc.	62	2,041
The Joyo Bank Ltd.	306	1,420
JPMorgan Chase & Co.	1,277	52,676
The Juroku Bank Ltd.	207	748
Jyske Bank A/S (a)	16	474
The Kagoshima Bank Ltd.	170	1,061
KBC Groep NV	30	1,281
The Keiyo Bank Ltd.	221	974
Keppel Land Ltd.	226	282
Kerry Properties Ltd.	172	419
KeyCorp.	969	11,851
Kilroy Realty Corp.	212	6,816
Kimco Realty Corp.	609	13,751
Kinnevik Investment AB	65	494
Klepierre SA	24	548
Knight Capital Group, Inc. (a)	860	12,436
Kowloon Development Co. Ltd.	564	187
Land Securities Group PLC	78	1,370
LaSalle Hotel Properties	254	3,576
Legal & General Group PLC	1,157	1,328
Lend Lease Corp. Ltd.	132	614
Leopalace21 Corp.	51	374
Lexington Realty Trust	433	3,477
Liberty International PLC	59	652
Liberty Property Trust	277	6,606
Lincoln National Corp.	89	1,534
Link REIT	630	1,089
Lloyds TSB Group PLC	998	3,177
Loews Corp.	148	4,915
London Stock Exchange Group PLC	45	404
M&T Bank Corp.	204	16,544
The Macerich Co.	121	3,560
Mack-Cali Realty Corp.	137	3,113
Macquarie Communications Infrastructure Group	243	258
Macquarie CountryWide Trust	737	115
Macquarie Group Ltd.	96	1,875
Macquarie Office Trust	951	180
Man Group PLC	291	1,667
Manulife Financial Corp.	274	5,485
Mapfre SA	265	837
Markel Corp. (a)	17	5,964
Marsh & McLennan Companies, Inc.	178	5,219
Marshall & Ilsley Corp.	628	11,323
Max Capital Group Ltd.	202	3,222
MBIA, Inc.	744	7,314
Mediobanca SpA	68	769

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Meinl European Land Ltd. (a)	53	240
Mercury General Corp.	75	3,853
Merrill Lynch & Co., Inc.	128	2,380
MetLife, Inc.	148	4,917
MGIC Investment Corp.	426	1,653
Mid-America Apartment Communities	161	5,674
Millea Holdings, Inc.	313	9,341
Mirvac Group	391	348
Mitsubishi Estate Co. Ltd.	520	9,010
Mitsubishi UFJ Financial Group	5,027	30,515
Mitsubishi UFJ Lease & Finance Co. Ltd.	28	658
Mitsui Fudosan Co. Ltd.	334	5,658
Mitsui Sumitomo Insurance Group	162	4,399
Mizuho Financial Group, Inc.	5	11,775
Mizuho Trust & Banking Co. Ltd.	649	744
Montpelier Re Holdings Ltd.	189	2,705
Morgan Stanley	377	6,586
Muenchener Rueckversicherungs AG	39	5,218
Musashino Bank Ltd.	26	769
The Nanto Bank Ltd.	247	1,146
The Nasdaq Stock Market, Inc. (a)	231	7,498
National Australia Bank Ltd.	606	9,658
National Bank of Canada	29	1,088
National Bank of Greece SA	87	1,896
National Financial Partners Co.	262	1,745
National Retail Properties, Inc.	547	9,753
Nationwide Financial Services, Inc.	351	16,606
Nationwide Health Properties, Inc.	710	21,186
New World Development Ltd.	851	685
New York Community BanCorp., Inc.	796	12,465
NewAlliance Bancshares, Inc.	726	10,019
Newcastle Investment Corp.	311	1,260
Nexity Financial Corp.	16	138
Nipponkoa Insurance Co. Ltd.	305	1,793
The Nishi-Nippon City Bank Ltd.	371	791
Nissay Dowa General Insurance Co. Ltd.	221	962
Nomura Holdings, Inc.	723	6,620
Nomura Real Estate Holdings	41	781
Nordea Bank AB	368	2,892
Northern Rock PLC (a)	75	109
NYSE Euronext, Inc.	117	3,531
Ogaki Kyoritsu Bank Ltd.	249	1,216
Okasan Holdings, Inc.	195	821
OKO Bank PLC	71	945
Old Mutual PLC	975	786
Old National BanCorp.	605	11,459
Old Republic International Corp.	529	4,872
Onex Corp.	40	692
optionsXpress Holdings, Inc.	144	2,557

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

ORIX Corp.	34	3,403
Oversea-Chinese Banking Corp.	937	3,096
Pacific Capital BanCorp. NA	419	8,229
PacWest Bancorp.	108	2,699
Pargesa Holding SA	11	839
Park National Corp.	46	3,347
PartnerRe Ltd.	136	9,206
Pennsylvania Real Estate Investment Trust	269	3,403
People's United Financial, Inc.	215	3,763
Perpetual Ltd.	19	441
Philadelphia Consolidated Holding Corp. (a)	316	18,483
The Phoenix Companies, Inc.	742	4,801
Piper Jaffray Companies (a)	76	2,998
Piraeus Bank SA	60	757
Platinum Underwriters Holdings Ltd.	493	15,648
The PMI Group, Inc.	173	431
PNC Financial Services Group, Inc.	111	7,400
Popular, Inc.	728	5,533
Post Properties, Inc.	127	2,835
Power Corporation of Canada	56	1,218
Power Financial Corp.	41	1,027
Principal Financial Group, Inc.	75	1,424
ProAssurance Corp. (a)	189	10,386
Promise Co. Ltd.	46	809
Prosperity Bancshares, Inc.	367	12,188
Prosperity REIT	1,977	209
Protective Life Corp.	203	1,695
Provident Bankshares Corp.	189	2,017
Provident Financial Services, Inc.	366	5,366
Prudential Financial, Inc.	155	4,650
Prudential PLC	433	2,195
PSP Swiss Property AG	23	991
Public Storage, Inc.	54	4,401
QBE Insurance Group Ltd.	327	5,540
Quintain Estates & Development PLC	66	90
Radian Group, Inc.	161	580
Raiffeisen International Bank-Holding AG	8	250
RAIT Financial Trust	370	1,413
Ratos AB	39	676
Raymond James Financial, Inc.	267	6,218
Realty, Income Corp.	864	19,976
Redwood Trust, Inc.	243	3,703
Regency Centers Corp.	117	4,617
Regions Financial Corp.	227	2,517
Reinet Investments SCA (a)	13	130
Reinsurance Group Of America, Inc. - A Shares	59	2,203
RenaissanceRe Holdings Ltd.	182	8,354
Resona Holdings, Inc.	2	2,022
RLI Corp.	142	8,149

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Royal & Sun Alliance Insurance Group PLC	529	1,171
Royal Bank of Canada	227	8,825
Royal Bank of Scotland Group PLC	2,551	2,771
Saint George Bank Ltd.	201	3,699
Sampo Oyj	88	1,746
San-In Godo Bank Ltd.	142	1,003
Schroders PLC	49	624
Schweizerische National-Versic	1	543
Segro PLC	104	469
Selective Insurance Group	471	11,186
Senior Housing Properties Trust	730	13,994
The Senshu Bank Ltd.	488	852
The Shiga Bank Ltd.	192	1,181
Shimao Property Holdings Ltd.	465	245
Shinko Securities Co. Ltd.	254	608
Shinsei Bank Ltd.	560	836
The Shizuoka Bank Ltd.	269	2,321
Shui On Land Ltd.	1,186	263
Shun Tak Holdings Ltd.	799	155
Simon Property Group, Inc.	110	7,373
Singapore Exchange Ltd.	403	1,386
Sino Land Co	551	463
Skandinaviska Enskilda Banken AB	96	918
SL Green Realty Corp.	130	5,465
Societa Cattolica di Assicuraz	21	763
Societe Generale	82	4,407
Sompo Japan Insurance, Inc.	374	2,528
Sony Financial Holdings, Inc.	1	3,218
The South Financial Group, Inc.	500	2,905
Sovereign BanCorp., Inc.	747	2,166
Standard Chartered PLC	252	4,117
Standard Life PLC	373	1,433
State Street Corp.	161	6,979
Sterling Bancshares, Inc.	540	4,298
Sterling Financial Corp.	352	2,988
Stockland Trust Group	543	1,432
Storebrand ASA	82	191
Strategic Hotels & Resorts, Inc.	512	2,534
Sumitomo Mitsui Financial Group, Inc.	3	11,633
Sumitomo Realty & Development Ltd.	180	2,841
Sumitomo Trust & Banking Co. Ltd.	632	2,810
Sun Hung Kai Properties Ltd.	520	4,395
Sun Life Financial, Inc.	101	2,377
SunCorp.-Metway Ltd.	365	1,942
Sunstone Hotel Investors, Inc.	511	3,347
Suntec REIT	997	467
SunTrust Banks, Inc.	115	4,616
Suruga Bank Ltd.	100	915
Susquehanna Bancshares, Inc.	636	9,852

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

SVB Financial Group (a)	207	10,650
Svenska Handelsbanken AB	90	1,618
Swedbank AB	64	513
Swiss Life Holding	6	538
Swiss Reinsurance AG	66	2,717
SWS Group, Inc.	234	4,343
Sydbank A/S	24	370
Synovus Financial Corp.	632	6,529
T Rowe Price Group, Inc.	427	16,884
T&D Holdings, Inc.	93	3,436
Takefuji Corp.	51	401
Taubman Centers, Inc.	269	8,936
TCF Financial Corp.	251	4,453
TD Ameritrade Holding Corp. (a)	156	2,073
Tokai Tokyo Securities Co. Ltd.	221	590
Tokyo Tatemono Co. Ltd.	121	486
The Tokyo Tomin Bank Ltd.	36	475
Tokyu Land Corp.	173	474
Topdanmark A/S (a)	7	755
Torchmark Corp.	250	10,443
Toronto-Dominion Bank	351	13,704
The Travelers Companies, Inc.	216	9,191
Trustco Bank Corp.	476	5,793
Trustmark Corp.	440	9,029
TSX Group, Inc.	31	727
UBS AG (a)	337	5,621
UCBH Holdings, Inc.	720	3,802
UDR, Inc.	402	7,944
Umpqua Holdings Corp.	536	9,123
Unibail-Rodamco	14	2,087
UniCredit SpA	2,174	5,233
UnionBanCal Corp.	108	7,929
Unione di Banche Italiane SCPA	113	1,891
Unipol Gruppo Finanziario SpA	369	649
United Bankshares, Inc.	302	9,634
United Community Banks, Inc.	197	2,585
United Industrial Corp. Ltd.	611	544
United Overseas Bank Ltd.	460	4,039
Unitrin, Inc.	127	2,667
Unum Group	991	15,608
UOL Group Ltd.	350	444
Urban Corp.	78	1
US BanCorp.	669	19,943
Valad Property Group	783	44
Valley National BanCorp	263	4,997
Ventas, Inc.	380	13,703
Wachovia Corp.	686	4,397
Washington Federal, Inc.	706	12,440
Washington Mutual, Inc.	288	18

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Webster Financial Corp.	477	8,844
Weingarten Realty Investors	163	3,333
Wells Fargo & Co.	1,121	38,170
Wereldhave NV	4	331
Westfield Group	704	7,671
Westpac Banking Corp.	695	9,364
Wheelock & Co. Ltd.	479	706
White Mountains Insurance Group Ltd.	13	4,479
Whitney Holding Corp.	589	11,191
Willis Group Holdings Ltd.	640	16,794
Wilmington Trust Corp.	136	3,925
Wing Hang Bank Ltd.	98	454
Wing Lung Bank Ltd.	118	2,336
Wing Tai Holdings Ltd.	506	230
Wintrust Financial Corp.	96	2,457
WR Berkley Corp.	810	21,278
XL Capital Ltd.	56	542
Yamaguchi Financial Group, Inc.	100	938
The Yamanashi Chuo Bank Ltd.	201	1,127
Zenith National Insurance Corp.	257	8,444
Zions Bancorporation	280	10,670
Zurich Financial Services AG	26	5,221
		2,304,529

Healthcare (3.78%)
Abbott Laboratories	561	30,939
Advanced Medical Optics, Inc. (a)	215	1,327
Aetna, Inc.	255	6,342
Affymetrix, Inc. (a)	104	384
Alcon, Inc.	33	2,908
Alfresa Holdings Corp.	18	773
Alkermes, Inc. (a)	669	6,610
Allergan, Inc.	149	5,911
American Medical Systems Holdings, Inc. (a)	493	5,334
Amerigroup Corp. (a)	340	8,500
AmerisourceBergen Corp.	319	9,975
Arthrocare Corp. (a)	123	2,556
Astellas Pharma, Inc.	208	8,213
AstraZeneca PLC	265	11,217
Barr Pharmaceuticals, Inc. (a)	185	11,888
Baxter International, Inc.	378	22,865
Beckman Coulter, Inc.	105	5,242
Becton Dickinson & Co.	113	7,842
BioMarin Pharmaceutical, Inc. (a)	582	10,662
Biovail Corp.	66	568
Boston Scientific Corp. (a)	841	7,594
Bristol-Myers Squibb Co.	770	15,824
Brookdale Senior Living, Inc.	85	733
Celesio AG	20	590

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Centene Corp. (a)	403	7,593
Cephalon, Inc. (a)	111	7,961
Cepheid, Inc. (a)	160	1,899
Chugai Pharmaceutical Co. Ltd.	104	1,457
Cigna Corp.	78	1,271
Cochlear Ltd.	24	909
Community Health Systems, Inc. (a)	122	2,501
Covance, Inc. (a)	140	7,000
Coventry Health Care, Inc. (a)	320	4,221
CR Bard, Inc.	205	18,091
CV Therapeutics, Inc. (a)	211	1,969
Daiichi Sankyo Co. Ltd.	265	5,380
Dainippon Sumitomo Pharma Co.	130	1,012
DaVita, Inc. (a)	236	13,393
Dentsply International, Inc.	312	9,479
Edwards Lifesciences Corp. (a)	303	16,011
Eisai Co. Ltd.	108	3,453
Elan Corp. PLC (a)	83	618
Eli Lilly & Co.	379	12,818
Endo Pharmaceuticals Holdings (a)	226	4,181
Essilor International SA	37	1,653
Express Scripts, Inc. (a)	98	5,940
Fisher & Paykel Healthcare Corp.	479	828
Forest Laboratories, Inc. (a)	203	4,716
Fresenius Medical Care AG & Co.	33	1,497
Gen-Probe, Inc. (a)	315	14,824
Getinge AB	56	776
GlaxoSmithKline PLC	1,081	20,825
Grifols SA	59	1,165
Haemonetics Corp. (a)	159	9,391
Health Management Associates, Inc. (a)	2,097	4,404
Health Net, Inc. (a)	188	2,421
Healthsouth Corp. (a)	419	5,254
Healthways, Inc. (a)	186	1,879
Hengan International Group Co.	366	1,006
Henry Schein, Inc. (a)	151	7,068
Herbalife Ltd.	78	1,906
Hill-Rom Holdings, Inc.	131	2,982
Hisamitsu Pharmaceutical Co., Inc.	44	1,822
Hologic, Inc. (a)	167	2,044
Idexx Laboratories, Inc. (a)	377	13,267
Immucor, Inc. (a)	460	12,213
Intuitive Surgical, Inc. (a)	73	12,614
Invacare Corp.	194	3,529
Inverness Medical Innovations, Inc. (a)	413	7,909
Isis Pharmaceuticals, Inc. (a)	255	3,585
Johnson & Johnson	1,141	69,989
Kinetic Concepts, Inc. (a)	90	2,179
King Pharmaceuticals, Inc. (a)	737	6,478

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Kyowa Hakko Kogyo Co. Ltd.	87	710
Laboratory Corporation of America Holdings (a)	235	14,450
LifePoint Hospitals, Inc. (a)	484	11,601
Luxottica Group SpA	34	682
Magellan Health Services, Inc. (a)	258	9,531
Medarex, Inc. (a)	799	5,617
Medco Health Solutions, Inc. (a)	321	12,182
Mediceo Paltac Holdings Co. Ltd.	84	899
Medtronic, Inc.	647	26,094
Mentor Corp.	143	2,417
Merck & Co., Inc.	818	25,317
Merck KGAA	11	976
Miraca Holdings, Inc.	67	1,062
Mitsubishi Tanabe Pharma Corp.	106	1,099
Mylan, Inc. (a)	694	5,948
NBTY, Inc. (a)	398	9,301
Nektar Therapeutics (a)	352	1,947
Nobel Biocare Holding AG	20	341
Novartis AG	440	22,148
Novo Nordisk A/S	68	3,631
NuVasive, Inc. (a)	101	4,756
Odyssey HealthCare, Inc. (a)	323	3,098
Omnicare, Inc.	271	7,471
Ono Pharmaceutical Co. Ltd.	44	1,934
Onyx Pharmaceuticals, Inc. (a)	283	7,635
Parkway Holdings Ltd.	485	510
Patterson Companies, Inc. (a)	219	5,547
Pediatrix Medical Group, Inc. (a)	295	11,402
Pfizer, Inc.	2,487	44,045
PharMerica Corp. (a)	195	4,003
Psychiatric Solutions, Inc. (a)	353	11,751
Qiagen NV (a)	71	1,017
Quest Diagnostics, Inc.	67	3,136
Resmed, Inc. (a)	130	4,454
Rhoen Klinikum AG	43	930
Roche Holding AG BR	6	925
Roche Holding AG Genus	124	18,896
Rohto Pharmaceutical Co. Ltd.	119	1,331
Saint Jude Medical, Inc. (a)	209	7,948
Sanofi-Aventis SA	184	11,590
Santen Pharmaceutical Co. Ltd.	53	1,334
Savient Pharmaceuticals, Inc. (a)	282	1,342
Schering-Plough Corp.	902	13,070
Sepracor, Inc. (a)	180	2,398
Shimadzu Corp.	111	743
Shionogi & Co. Ltd.	123	2,068
Shire Ltd.	98	1,292
Sigma Pharmaceuticals Ltd.	783	655
Smith & Nephew PLC	165	1,511

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sonic Healthcare Ltd.	105	956
Sonova Holding AG	13	538
Stada Arzneimittel AG	19	584
STERIS Corp.	445	15,148
Straumann Holding AG	4	676
Stryker Corp.	158	8,447
Sunrise Senior Living, Inc. (a)	279	843
Suzuken Co. Ltd.	40	851
Synthes, Inc.	11	1,416
Sysmex Corp.	32	984
Taisho Pharmaceutical Co. Ltd.	90	1,609
Takeda Pharmaceutical Co. Ltd.	316	15,493
Techne Corp.	207	14,287
Tenet Healthcare Corp. (a)	3,630	15,899
Terumo Corp.	77	3,142
Theravance, Inc. (a)	340	2,305
Tsumura & Co.	72	1,823
UCB SA	22	559
UnitedHealth Group, Inc.	723	17,157
Universal Health Services, Inc.	85	3,573
Valeant Pharmaceuticals International (a)	324	6,081
Varian Medical Systems, Inc. (a)	275	12,515
VCA Antech, Inc. (a)	517	9,357
Watson Pharmaceuticals, Inc. (a)	308	8,059
WellCare Health Plans, Inc. (a)	59	1,425
WellPoint, Inc. (a)	191	7,423
West Pharmaceutical Services, Inc.	176	7,025
William Demant Holding A/S (a)	12	457
Wyeth	522	16,797
Zimmer Holdings, Inc. (a)	146	6,779
		1,045,131

Holding Companies (0.09%)
China Merchants Holdings International Co.	375	871
China Resources Enterprise Ltd.	405	784
First Pacific Co.	1,706	682
GEA Group AG	38	551
Greene King PLC	61	314
Groupe Bruxelles Lambert SA	15	1,092
Guangdong Investment Ltd.	1,859	552
Guangzhou Investment Co. Ltd.	3,893	281
Hutchison Whampoa Ltd.	810	4,285
IFIL - Investments SpA	116	355
Inmarsat PLC	149	1,010
Jardine Matheson Holdings Ltd.	166	3,901
Jardine Strategic Holdings Ltd.	144	1,719
LVMH Moet Hennessy Louis Vuitton	45	2,974
Noble Group Ltd.	1,334	936
Shanghai Industrial Holdings Ltd.	286	443

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sherritt International Corp.	82	252
Swire Pacific Ltd. - A Shares	296	2,042
Swire Pacific Ltd. - B Shares	544	707
Washington H Soul Pattinson & Co.	147	854
Wendel	7	330
Wharf Holdings Ltd.	465	900
		25,835

Industrial (5.30%)
3M Co.	245	15,754
AAR Corp. (a)	244	3,902
ABB Ltd.	400	5,154
Acciona SA	5	470
Actividades de Construccion y Servicios SA (ACS)	35	1,292
Actuant Corp.	370	6,634
Acuity Brands, Inc.	265	9,264
Advantest Corp.	63	879
Aeroports de Paris	11	649
AGFA-Gevaert NV	59	244
Agilent Technologies, Inc. (a)	175	3,883
Albany International Corp.	232	3,378
Alfa Laval AB	76	536
Alliant Techsystems, Inc. (a)	193	15,903
Allied Waste Industries, Inc. (a)	639	6,658
Alps Electric Co. Ltd.	125	669
Alstom SA	36	1,758
Amada Co. Ltd.	149	670
Amcor Ltd.	349	1,345
Ametek, Inc.	180	5,985
Amphenol Corp.	367	10,515
Ansell Ltd.	123	1,030
Applied Biosystems, Inc. †	414	12,764
Aptargroup, Inc.	332	10,066
Arkansas Best Corp.	183	5,342
Arriva PLC	77	744
Asahi Glass Co. Ltd.	445	2,737
Assa Abloy AB	58	639
Astec Industries, Inc. (a)	68	1,729
Auckland International Airport	488	520
Avnet, Inc. (a)	260	4,352
BAE Systems PLC	596	3,345
Balfour Beatty PLC	141	565
BE Aerospace, Inc. (a)	531	6,834
Belden, Inc.	294	6,127
Bemis Co., Inc.	252	6,260
Benchmark Electronics, Inc. (a)	636	7,626
Bilfinger Berger AG	14	639
Boeing Co.	386	20,176
Bombardier, Inc.	253	976

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Boral Ltd.	232	695
Bouygues	48	2,029
Briggs & Stratton Corp.	442	6,966
The Brink's Co.	223	10,813
Brother Industries Ltd.	105	703
Bucyrus International, Inc.	424	10,231
Burlington Northern Santa Fe	101	8,995
Cabcharge Australia Ltd.	117	532
CAE, Inc.	97	569
Campbell Brothers Ltd.	54	863
Canadian National Railway Co.	84	3,648
Canadian Pacific Railway Ltd.	26	1,177
Carlisle Companies, Inc.	318	7,394
Casio Computer Co. Ltd.	99	623
Central Glass Co. Ltd.	223	693
Ceradyne, Inc. (a)	160	3,760
CH Robinson Worldwide, Inc.	345	17,864
Charter International PLC	53	345
Checkpoint Systems, Inc. (a)	367	4,628
China Grand Forestry Resources (a)	3,038	102
Chiyoda Corp.	66	370
Cie de Saint-Gobain SA	65	2,487
Ciments Francais SA	5	361
Cimpor Cimentos de Portugal SG	125	574
Clarcor, Inc.	295	10,440
Cobham PLC	319	965
Cognex Corp.	163	2,611
ComfortDelgro Corp. Ltd.	916	735
Commercial Metals Co.	325	3,608
Comsys Holdings Corp.	112	782
Con-Way, Inc.	57	1,940
Cookson Group PLC	88	284
Cosco Corp. Singapore Ltd.	367	192
CRH PLC	96	2,104
CSR Ltd.	434	623
CSX Corp.	247	11,293
CTS Corp.	292	2,041
Cummins, Inc.	282	7,290
Curtiss-Wright Corp.	256	9,446
Cymer, Inc. (a)	150	3,671
Daifuku Co. Ltd.	100	527
Daiichi Chuo Kisen Kaisha	169	525
Daikin Industries Ltd.	100	2,208
Dainippon Screen Manufacturing Co.	169	353
Danaher Corp.	119	7,050
Deutsche Post AG	148	1,629
Dionex Corp. (a)	119	6,406
Disco Corp.	23	538
Donaldson Co., Inc.	433	15,220

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Dover Corp.	502	15,949
Downer EDI Ltd.	211	684
EADS	61	1,006
Eagle Materials, Inc.	289	5,118
East Japan Railway Co.	2	14,069
Eastman Kodak Co.	818	7,509
Eaton Corp.	364	16,234
Ebara Corp.	260	504
Eiffage SA	10	382
EMCOR Group, Inc. (a)	405	7,197
Energizer Holdings, Inc. (a)	126	6,156
Energy Conversion Devices, Inc. (a)	271	9,252
ESCO Technologies, Inc. (a)	105	3,623
Esterline Technologies Corp. (a)	166	5,984
Expeditors International Washington, Inc.	438	14,301
Fanuc Ltd.	75	4,842
FedEx Corp.	91	5,949
Finmeccanica SpA	51	629
Finning International, Inc.	48	584
Firstgroup PLC	96	631
Fletcher Building Ltd.	185	625
Flextronics International Ltd. (a)	1,592	6,655
Flir Systems, Inc. (a)	241	7,736
Flowserve Corp.	125	7,115
FLSmidth & Co.	14	520
Fluor Corp.	274	10,941
Fomento de Construcciones y Contratas (FCC)	14	553
Forward Air Corp.	203	5,313
Foster Wheeler Ltd. (a)	270	7,398
Fuji Electric Holdings Co. Ltd.	299	425
FUJIFILM Holdings Corp.	195	4,246
Fujikura Ltd.	200	558
Funai Electric Co. Ltd.	22	279
Furukawa Electric Co. Ltd.	268	789
Futuris Corp. Ltd.	618	482
Gamesa Corporacion Tecnologica SA	30	487
Gardner Denver, Inc. (a)	275	7,046
Garmin Ltd.	63	1,414
GATX Corp.	355	10,135
General Cable Corp. (a)	325	5,551
General Dynamics Corp.	110	6,635
General Electric Co.	3,857	75,250
General Maritime Corp.	171	2,591
Genesee & Wyoming, Inc. (a)	92	3,068
Gentex Corp.	290	2,781
Glory Ltd.	46	650
Go-Ahead Group PLC	22	478
Goodrich Corp.	240	8,774
GrafTech International Ltd. (a)	907	7,356

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Grupo Ferrovial SA	14	429
Hamamatsu Photonics KK	39	853
Hankyu Hanshin Holdings, Inc.	483	2,255
Harsco Corp.	143	3,385
HeidelbergCement AG	8	583
Heidelberger Druckmaschinen AG	25	237
Hirose Electric Co. Ltd.	14	1,194
Hitachi Cable Ltd.	202	420
Hitachi Construction Machinery Co. Ltd.	35	391
Hitachi Koki Co. Ltd.	70	526
Hitachi Ltd.	1,264	5,812
Hitachi Zosen Corp. (a)	642	534
Hochtief AG	12	374
Holcim Ltd.	35	1,983
Honeywell International, Inc.	232	7,064
Hong Kong Aircraft Engineering Co. Ltd.	71	551
Horiba Ltd.	32	462
HOYA Corp.	163	2,900
Hubbell, Inc.	105	3,766
Ibiden Co. Ltd.	56	1,019
IDEX Corp.	500	11,590
IHI Corp.	557	662
Iino Kaiun Kaisha Ltd.	96	478
Imerys SA	13	588
IMI PLC	104	460
Ingersoll-Rand Co. Ltd.	101	1,863
Insituform Technologies, Inc. (a)	220	2,955
Intermec, Inc. (a)	327	4,241
Invensys PLC (a)	161	400
Itron, Inc. (a)	159	7,708
ITT Corp.	283	12,594
Jabil Circuit, Inc.	526	4,424
Jacobs Engineering Group, Inc. (a)	243	8,852
Japan Airport Terminal Co. Ltd.	71	856
Japan Steel Works Ltd.	141	973
JGC Corp.	96	999
JM AB	41	217
John Bean Technologies Corp.	42	352
Joy Global, Inc.	235	6,810
JS Group Corp.	104	1,340
Kajima Corp.	400	1,125
Kawasaki Heavy Industries Ltd.	591	1,050
Kawasaki Kisen Kaisha Ltd.	223	856
Kaydon Corp.	180	6,014
Keihan Electric Railway Co. Ltd.	348	1,579
Keihin Electric Express Railway Co. Ltd.	205	1,577
Keio Corp.	219	1,120
Keisei Electric Railway Co. Ltd.	243	1,172
Kemet Corp. (a)	693	409

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Keyence Corp.	14	2,630
Kinden Corp.	140	1,151
Kingspan Group PLC	52	304
Kintetsu Corp.	645	2,455
Kirby Corp. (a)	88	3,020
Kitz Corp.	123	358
Komatsu Ltd.	354	3,787
Komori Corp.	54	606
Kone OYJ	36	800
Konecranes Oyj	30	508
Konica Minolta Holdings, Inc.	201	1,281
Koninklijke BAM Groep NV	43	379
Kubota Corp.	432	2,109
Kuehne & Nagel International AG	13	783
Kurita Water Industries Ltd.	42	938
Kyocera Corp.	71	4,065
Kyowa Exeo Corp.	109	1,053
L-3 Communications Holdings, Inc.	194	15,747
Lafarge SA	26	1,700
Landstar System, Inc.	340	13,121
Leggett & Platt, Inc.	362	6,284
Legrand SA	36	596
Leighton Holdings Ltd.	49	807
Lincoln Electric Holdings, Inc.	210	9,062
Littelfuse, Inc. (a)	86	1,605
Louisiana-Pacific Corp.	527	2,530
Mabuchi Motor Co. Ltd.	20	776
Macquarie Airports	616	876
Makino Milling Machine Co. Ltd.	93	264
Makita Corp.	55	974
MAN AG	17	833
The Manitowoc Co., Inc.	275	2,706
Martin Marietta Materials, Inc.	72	5,643
Maruichi Steel Tube Ltd.	47	1,052
Masco Corp.	890	9,034
Matsushita Electric Works Ltd.	137	1,167
Matthews International Corp.	211	9,417
McDermott International, Inc. (a)	454	7,777
Meggitt PLC	198	433
Methode Electronics, Inc.	234	1,776
Metso Oyj	22	290
Mettler Toledo International, Inc. (a)	64	4,899
Mine Safety Appliances Co.	119	3,213
Minebea Co. Ltd.	229	602
MISUMI Group, Inc.	73	1,106
Mitsubishi Electric Corp.	814	4,941
Mitsubishi Heavy Industries Ltd.	1,274	4,009
Mitsui Engineering & Shipbuilding Co. Ltd.	294	400
Mitsui OSK Lines Ltd.	454	2,281

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Mitsumi Electric Co. Ltd.	32	408
Molex, Inc.	350	4,797
Monadelphous Group Ltd.	89	473
Moog, Inc. (a)	251	8,815
Mori Seiki Co. Ltd.	38	315
MTR Corp.	494	1,071
MTU Aero Engines Holding AG	18	358
Mueller Industries, Inc.	254	5,809
Mueller Water Products, Inc.	356	2,342
Murata Manufacturing Co. Ltd.	84	2,814
Nabtesco Corp.	83	498
Nachi-Fujikoshi Corp.	247	494
Nagoya Railroad Co. Ltd.	424	1,308
Nalco Holding Co.	142	2,005
Nankai Electric Railway Co. Ltd.	418	1,816
National Express Group PLC	53	486
National Instruments Corp.	381	9,677
NCI Building Systems, Inc. (a)	110	2,047
NEC Corp.	769	2,209
Neptune Orient Lines Ltd.	335	273
Newport Corp. (a)	189	1,359
Nexans SA	7	396
NGK Insulators Ltd.	112	1,135
Nichias Corp.	123	280
Nichicon Corp.	79	484
Nidec Corp.	46	2,330
Nikon Corp.	132	1,816
Nippon Chemi-Con Corp.	117	221
Nippon Electric Glass Co. Ltd.	139	813
Nippon Express Co. Ltd.	360	1,425
Nippon Sheet Glass Co. Ltd.	253	809
Nippon Yusen KK	464	2,195
Nishi-Nippon Railroad Co. Ltd.	343	1,253
Nordson Corp.	202	7,460
Norfolk Southern Corp.	136	8,152
Norsk Hydro ASA	128	532
Northrop Grumman Corp.	104	4,877
NSK Ltd.	183	728
NTN Corp.	169	618
Obayashi Corp.	273	1,305
Odakyu Electric Railway Co. Ltd.	235	1,698
Okuma Corp.	76	325
Old Dominion Freight Line, Inc. (a)	173	5,249
Olympus Corp.	94	1,759
Omron Corp.	89	1,234
Orbotech Ltd. (a)	268	868
Orient Overseas (International) Ltd.	104	181
OSG Corp.	88	626
Overseas Shipholding Group, Inc.	238	8,944

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Owens Corning, Inc. (a)	254	3,995
Owens-Illinois, Inc. (a)	364	8,328
Pacer International, Inc.	215	2,427
Pacific Basin Shipping Ltd.	842	431
Packaging Corporation of America	196	3,299
Pall Corp.	336	8,874
Panalpina Welttransport Holdings AG	6	272
Park Electrochemical Corp.	69	1,492
Parker Hannifin Corp.	265	10,274
Pentair, Inc.	283	7,822
Plexus Corp. (a)	136	2,538
Precision Castparts Corp.	68	4,407
Regal-Beloit Corp.	204	6,642
Rengo Co. Ltd.	224	1,137
Republic Services, Inc.	445	10,547
Rexam PLC	122	733
Rheinmetall AG	14	430
Rieter Holding AG	2	345
Rinnai Corp.	42	1,522
Rockwell Automation, Inc.	159	4,400
Rockwell Collins, Inc.	330	12,286
Rolls-Royce Group PLC	320	1,680
Roper Industries, Inc.	150	6,803
Royal Philips NV	202	3,694
Ryder System, Inc.	148	5,864
Sacyr Vallehermoso SA	27	248
Safran SA	49	618
Sagami Railway Co. Ltd.	380	1,520
Sankyu, Inc.	249	771
Sanmina-SCI Corp. (a)	4,555	3,416
Sanwa Holdings Corp.	210	689
Sanyo Electric Co. Ltd. (a)	804	1,183
Schindler Holding AG	19	819
Schneider Electric SA	43	2,559
Sealed Air Corp.	206	3,486
Seino Holdings Corp.	128	609
SembCorp. Industries Ltd.	331	536
SembCorp. Marine Ltd.	463	556
Sharp Corp.	414	2,887
The Shaw Group, Inc. (a)	76	1,360
Shima Seiki Manufacturing Ltd.	29	523
Shimizu Corp.	276	1,325
Siemens AG	149	9,011
SIG PLC	47	183
Sims Group Ltd.	55	519
Singapore Post Ltd.	1,519	722
Singapore Technologies Engineering Ltd.	511	793
Skanska AB	70	604
SMC Corp.	24	2,217

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Smurfit-Stone Container Corp. (a)	516	697
Snap-On, Inc.	354	13,080
SNC-Lavalin Group, Inc.	34	894
SonoCo. Products Co.	285	7,176
Spirit Aerosystems Holdings, Inc. (a)	602	9,710
SPX Corp.	101	3,913
Stanley Electric Co. Ltd.	70	864
The Stanley Works	228	7,465
Star Micronics Co. Ltd.	42	448
Stericycle, Inc. (a)	152	8,881
STX Pan Ocean Co. Ltd.	804	417
Sulzer AG	10	586
Sumitomo Electric Industries Ltd.	287	2,267
Sumitomo Heavy Industries Ltd.	229	660
Sunpower Corp. - B Shares (a)	43	1,273
Sunpower Corp. (a)	56	2,187
Tadano Ltd.	86	372
Taiheiyo Cement Corp.	360	409
Taisei Corp.	405	913
Taiyo Yuden Co. Ltd.	57	265
Techtronic Industries Co.	1,047	385
Teekay Corp.	115	2,455
Teledyne Technologies, Inc. (a)	200	9,114
Teleflex, Inc.	207	10,969
Tenaris SA	83	809
Terex Corp. (a)	226	3,772
Tetra Tech, Inc. (a)	516	11,347
Texas Industries, Inc.	173	5,472
Textron, Inc.	95	1,682
Thales SA	22	877
THK Co. Ltd.	52	699
Thomas & Betts Corp. (a)	99	2,351
Tidewater, Inc.	67	2,922
Timken Co.	152	2,414
Titan Cement Co. SA	24	407
TNT NV	69	1,433
Tobu Railway Co. Ltd.	325	1,633
Toda Corp.	228	817
Toho Zinc Co. Ltd.	129	257
Tokyo Seimitsu Co. Ltd.	37	365
Tokyu Corp.	401	1,551
Toll Holdings Ltd.	229	910
Tomkins PLC	258	475
Toshiba Corp.	1,221	4,350
Toto Ltd.	147	1,003
Toyo Seikan Kaisha Ltd.	73	880
Transfield Services Ltd.	128	346
Transpacific Industries Group Ltd.	109	259
Transport International Holding Ltd.	231	554

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Travis Perkins PLC	32	150
Tredegar Corp.	242	3,562
Trimble Navigation Ltd. (a)	213	4,381
Trinity Industries, Inc.	135	2,279
Tsubakimoto Chain Co.	171	467
Tyco International Ltd.	160	4,045
Ulvac, Inc.	30	551
Union Pacific Corp.	174	11,618
United Group Ltd.	78	493
United Technologies Corp.	350	19,236
URS Corp. (a)	329	9,669
Ushio, Inc.	65	866
UTi Worldwide, Inc.	125	1,470
Vallourec SA	9	998
Varian, Inc. (a)	201	7,407
Venture Corp. Ltd.	124	443
Vestas Wind Systems A/S (a)	33	1,347
Vishay Intertechnology, Inc. (a)	359	1,547
Wabtec Corp.	307	12,206
Wartsila Oyj	18	453
Waste Connections, Inc. (a)	444	15,029
Waste Management, Inc.	170	5,309
Waters Corp. (a)	217	9,505
The Weir Group PLC	83	463
Werner Enterprises, Inc.	473	9,280
Wesfarmers Ltd.	262	3,751
Wienerberger AG	18	296
WorleyParsons Ltd.	74	735
Worthington Industries, Inc.	476	5,745
Yamatake Corp.	41	768
Yamato Holdings Co. Ltd.	169	1,836
Yaskawa Electric Corp.	102	438
YIT OYJ	39	242
Yokogawa Electric Corp.	91	412
YRC Worldwide, Inc. (a)	398	1,823
Zardoya Otis SA	44	830
Zebra Technologies Corp. (a)	117	2,368
Zodiac SA	17	661
		1,463,667

Technology (3.84%)
Accenture Ltd.	370	12,229
ACI Worldwide, Inc. (a)	236	3,233
Actel Corp. (a)	202	2,442
Activision Blizzard, Inc. (a)	1,194	14,877
Adobe Systems, Inc. (a)	323	8,605
Advanced Micro Devices, Inc. (a)	947	3,315
Advent Software, Inc. (a)	75	1,406
Affiliated Computer Services, Inc. (a)	209	8,569

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Agilysys, Inc.	160	643
Altera Corp.	601	10,427
Amkor Technology, Inc. (a)	726	2,948
Ansys, Inc. (a)	462	13,227
Apple, Inc. (a)	505	54,333
Applied Materials, Inc.	838	10,819
Ariba, Inc. (a)	612	6,548
ARM Holdings PLC	414	645
ASM Pacific Technology Ltd.	135	440
ASML Holding NV	72	1,248
ATMI, Inc. (a)	146	1,775
Atos Origin SA	21	484
Autodesk, Inc. (a)	475	10,122
Autonomy Corp. PLC (a)	73	1,150
Avid Technology, Inc. (a)	282	4,182
Axcelis Technologies, Inc. (a)	822	362
BMC Software, Inc. (a)	345	8,908
Broadcom Corp. (a)	316	5,397
Broadridge Financial Solutions, Inc.	176	2,130
Brocade Communications Systems, Inc. (a)	1,125	4,241
Brooks Automation, Inc. (a)	509	3,487
CA, Inc.	241	4,290
Cabot Microelectronics Corp. (a)	99	2,844
CACI International, Inc. (a)	189	7,783
Cadence Design Systems, Inc. (a)	274	1,115
Canon, Inc.	531	18,003
Cap Gemini SA	26	831
Cerner Corp. (a)	107	3,984
CGI Group, Inc. (a)	121	966
Check Point Software Technologies Ltd. (a)	412	8,331
Citrix Systems, Inc. (a)	400	10,308
Cognizant Technology Solutions (a)	591	11,347
Computer Sciences Corp. (a)	331	9,983
Computershare Ltd.	189	1,055
Compuware Corp. (a)	658	4,198
Conexant Systems, Inc. (a)	406	629
Cree, Inc. (a)	227	4,456
CSG Systems International, Inc. (a)	260	4,324
CSK Holdings Corp.	39	319
Cypress Semiconductor Corp. (a)	157	787
Dassault Systemes SA	21	865
Dell, Inc. (a)	1,179	14,325
Diebold, Inc.	84	2,496
DSP Group, Inc. (a)	232	1,462
DST Systems, Inc. (a)	86	3,490
Dun & Bradstreet Corp.	100	7,369
Electronic Arts, Inc. (a)	195	4,442
Electronics for Imaging (a)	373	3,954
EMC Corp. (a)	1,271	14,972

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Entegris, Inc. (a)	784	2,109
Fidelity National Information Services, Inc.	397	5,991
Fiserv, Inc. (a)	337	11,242
Formfactor, Inc. (a)	346	6,027
Fujitsu Ltd.	785	3,004
Hewlett-Packard Co.	1,504	57,573
Hutchinson Technology, Inc. (a)	157	1,074
IBM Corp.	551	51,226
Ikon Office Solutions, Inc.	294	5,066
Imation Corp.	303	3,733
Indra Sistemas SA	47	909
Infineon Technologies AG (a)	132	417
Informatica Corp. (a)	551	7,742
Insight Enterprises, Inc. (a)	339	3,298
Intel Corp.	3,177	50,832
International Rectifier Corp. (a)	121	1,868
Intersil Corp.	392	5,366
Intuit, Inc. (a)	630	15,788
Itochu Techno-Solutions Corp.	34	778
Jack Henry & Associates, Inc.	712	13,535
Kla-Tencor Corp.	215	4,999
Konami Corp.	55	959
Kulicke & Soffa Industries, Inc. (a)	331	973
Lam Research Corp. (a)	229	5,120
Lattice Semiconductor Corp. (a)	866	1,628
Lenovo Group Ltd.	1,859	544
Lexmark International, Inc. (a)	120	3,100
Linear Technology Corp.	376	8,528
LogicaCMG PLC	395	437
Logitech International SA (a)	46	685
Macrovision Solutions Corp. (a)	186	2,061
Maxim Integrated Products, Inc.	137	1,863
MEMC Electronic Materials, Inc. (a)	115	2,114
Mentor Graphics Corp. (a)	572	4,198
Metavante Technologies, Inc. (a)	280	4,696
Micrel, Inc.	462	3,396
Micron Technology, Inc. (a)	1,451	6,834
Micros Systems, Inc. (a)	428	7,289
Microsemi Corp. (a)	468	10,174
Microsoft Corp.	4,732	105,666
Misys PLC	255	452
NCR Corp. (a)	300	5,484
Neopost SA	9	750
NetApp, Inc. (a)	647	8,754
Nomura Research Institute Ltd.	61	976
Novell, Inc. (a)	713	3,323
Novellus Systems, Inc. (a)	258	4,076
NTT Data Corp.	1	3,248
Nuance Communications, Inc. (a)	171	1,565

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Nvidia Corp. (a)	278	2,435
Obic Co. Ltd.	6	729
ON Semiconductor Corp. (a)	500	2,555
Oracle Corp. (a)	2,228	40,750
Oracle Corp. Japan	28	1,197
Otsuka Corp.	13	641
Palm, Inc. (a)	641	2,558
Parametric Technology Corp. (a)	996	12,938
Perot Systems Corp. (a)	792	11,397
Photronics, Inc. (a)	316	218
Pitney Bowes, Inc.	560	13,877
PMC - Sierra, Inc. (a)	1,465	6,856
QLogic Corp. (a)	402	4,832
Quantum Corp. (a)	1,401	406
Quest Software, Inc. (a)	227	3,008
Rambus, Inc. (a)	187	1,711
Red Hat, Inc. (a)	327	4,352
Research In Motion Ltd. (a)	84	4,254
RiCoh Co. Ltd.	279	2,909
Rohm Co. Ltd.	41	1,919
Sage Group PLC	265	738
Salesforce.com, Inc. (a)	210	6,502
SAP AG	158	5,603
SEI Investments Co.	242	4,279
Seiko Epson Corp.	61	898
Semiconductor Manufacturing, Inc. (a)	9,582	178
Semtech Corp. (a)	426	5,163
Shinko Electric Industries Co.	51	323
Silicon Laboratories, Inc. (a)	357	9,268
Skyworks Solutions, Inc. (a)	1,096	7,814
Square Enix Co. Ltd.	43	1,069
SRA International, Inc. (a)	275	5,082
STMicroelectronics NV	117	955
Sun Microsystems, Inc. (a)	294	1,352
Take-Two Interactive Software, Inc. (a)	386	4,578
TDK Corp.	50	1,639
Teradata Corp. (a)	323	4,971
Teradyne, Inc. (a)	483	2,463
Tessera Technologies, Inc. (a)	310	5,357
Texas Instruments, Inc.	831	16,254
Tokyo Electron Ltd.	63	2,053
TomTom NV (a)	19	144
Trident Microsystems, Inc. (a)	234	424
TriQuint Semiconductor, Inc. (a)	1,142	5,116
Unisys Corp. (a)	1,759	2,674
Varian Semiconductor Equipment Associates, Inc. (a)	487	9,555
VeriFone Holdings, Inc. (a)	104	1,181
Western Digital Corp. (a)	594	9,801
Wincor Nixdorf AG	14	607

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Wind River Systems, Inc. (a)	510	4,457
Xerox Corp.	597	4,788
Xilinx, Inc.	785	14,459
Zoran Corp. (a)	211	1,718
		1,059,595

Utilities (2.69%)
A2A SpA	372	676
The AES Corp. (a)	440	3,507
AGL Energy Ltd.	167	1,550
AGL Resources, Inc.	596	18,118
Algonquin Power Income Fund	51	108
Allegheny Energy, Inc.	341	10,281
Allete, Inc.	191	6,685
Alliant Energy Corp.	109	3,202
Ameren Corp.	519	16,842
American Electric Power Co., Inc.	128	4,177
Aqua America, Inc.	400	7,200
Atmos Energy Corp.	760	18,445
Avista Corp.	476	9,453
Babcock & Brown Infrastructure Group	915	116
Black Hills Corp.	279	7,045
British Energy Group PLC	181	2,156
Brookfield Infrastructure Partners LP	4	60
Canadian Utilities Ltd.	28	985
Centerpoint Energy, Inc.	789	9,089
Centrica PLC	649	3,181
China Resources Power Holdings Ltd.	481	892
Chubu Electric Power Co., Inc.	280	7,248
Chugoku Electric Power Co., Inc.	111	2,670
Cleco Corp.	522	12,011
CLP Holdings Ltd.	618	4,146
CMS Energy Corp.	623	6,386
Consolidated Edison, Inc.	91	3,942
Contact Energy Ltd.	175	739
Dominion Resources, Inc.	202	7,329
DPL, Inc.	271	6,182
DTE Energy Co.	457	16,132
Duke Energy Corp.	409	6,699
Dynegy, Inc. (a)	1,216	4,426
E.ON AG	366	14,127
Edison International	96	3,417
El Paso Electric Co. (a)	410	7,593
Electric Power Development Co.	63	1,851
Electricite de France	41	2,450
Enagas SA	52	1,009
Endesa SA	83	2,735
Enel SpA	742	4,936
Energen Corp.	64	2,148

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Energias de Portugal SA	401	1,373
Entergy Corp.	58	4,527
Exelon Corp.	224	12,150
FirstEnergy Corp.	98	5,112
Fortis, Inc.	51	1,113
Fortum Oyj	78	1,909
FPL Group, Inc.	121	5,716
Gas Natural SDG SA	21	643
Gaz de France SA	223	9,848
Great Plains Energy, Inc.	408	7,932
Hawaiian Electric Industries, Inc.	712	18,953
Hokkaido Electric Power Co., Inc.	76	1,693
Hokuriku Electric Power Co.	78	2,047
Hong Kong & China Gas Co.	1,514	2,614
HongKong Electric Holdings Ltd.	496	2,640
Iberdrola SA	676	4,850
IdaCorp., Inc.	399	10,637
Integrys Energy Group, Inc.	211	10,044
International Power PLC	265	945
ITC Holdings Corp.	280	11,362
Kansai Electric Power Co., Inc.	322	8,008
Kyushu Electric Power Co., Inc.	171	3,897
MDU Resources Group, Inc.	468	8,522
National Fuel Gas Co.	213	7,708
National Grid PLC	477	5,401
Nicor, Inc.	94	4,344
NiSource, Inc.	754	9,772
Northeast Utilities	424	9,565
Northwest Natural Gas Co.	233	11,855
NorthWestern Corp.	587	11,470
NRG Energy, Inc. (a)	486	11,300
NSTAR	275	9,089
OGE Energy Corp.	255	6,962
Osaka Gas Co. Ltd.	804	2,807
Pennon Group PLC	99	854
Pepco Holdings, Inc.	527	10,883
PG&E Corp.	97	3,557
Piedmont Natural Gas Co.	618	20,345
Pinnacle West Capital Corp.	273	8,640
PNM Resources, Inc.	475	4,631
Portland General Electric Co.	526	10,794
PPL Corp.	125	4,103
Progress Energy, Inc.	72	2,835
Public Power Corp. SA	41	504
Public Service Enterprise Group, Inc.	114	3,209
Puget Energy, Inc.	268	6,279
Red Electrica de Espana SA	27	1,177
Reliant Energy, Inc. (a)	943	4,951
RWE AG	82	6,867

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

SCANA Corp.	294	9,676
Scottish & Southern Energy PLC	154	3,009
Sempra Energy	65	2,768
Severn Trent PLC	48	1,058
Shikoku Electric Power Co., Inc.	91	2,642
Sierra Pacific Resources	616	5,107
Snam Rete Gas SpA	224	1,131
Southern Co.	246	8,448
Southwest Gas Corp.	374	9,769
TECO Energy, Inc.	572	6,601
Terna Rete Elettrica Nazionale SpA	363	1,168
Toho Gas Co. Ltd.	269	1,540
Tohoku Electric Power Co., Inc.	191	4,265
Tokyo Electric Power Co., Inc.	513	14,424
Tokyo Gas Co. Ltd.	907	3,867
TransAlta Corp.	44	884
UGI Corp.	802	19,144
Union Fenosa SA	69	1,460
Unisource Energy Corp.	224	6,178
United Utilities Group PLC	120	1,350
Vectren Corp.	651	16,404
Veolia Environnement SA	69	1,688
Westar Energy, Inc.	736	14,344
WGL Holdings, Inc.	429	13,809
Wisconsin Energy Corp.	321	13,963
Xcel Energy, Inc.	1,159	20,190
		743,268

Total Common Stock (Cost $ 18,231,118)		11,862,298

Investment Companies (4.01%)

BLDRS Emerging Markets 50 ADR Index Fund - ETF	8,256	225,719
iShares MSCI Emerging Markets Index Fund - ETF	26,688	680,277
Vanguard Emerging Markets ETF	8,020	202,184

Total Investment Companies (Cost $ 1,911,545)		1,108,180

Preferred Stocks (0.02%)

Bayerische Motoren Werke AG	24	483
Fresenius SE	16	1,025
Henkel KGaA	32	918
Ito En Ltd.	12	129
Porsche Automobil Holding SE	20	1,784
ProSiebenSat.1 Media AG	34	106
RWE AG	13	816

	See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Unipol Gruppo Finanziario SpA	389	421
Volkswagen	19	1,208

Total Preferred Stocks (Cost $ 13,989)		6,890

Rights and Options (0.00%)^

Finmeccanica SpA (a)	51	21
Sacyr Vallehermoso SA (a)	27	17
Suez Environnement SA (a)	204	933

Total Rights and Options (Cost $ 1,312)		971

U.S. Treasury Obligations (39.92%)

U.S. Treasury Bonds (7.44%)
6.25%, 8/15/23	1,198,000	1,371,523
5.00%, 5/15/37	621,000	683,973
		2,055,496

U.S. Treasury Notes (32.48%)
6.50%, 2/15/10	1,686,000	1,791,638
2.13%, 4/30/10	311,000	314,450
5.00%, 8/15/11	1,553,000	1,697,987
4.38%, 8/15/12	887,000	961,771
4.25%, 8/15/13	1,243,000	1,330,690
4.75%, 5/15/14	1,553,000	1,704,054
4.50%, 11/15/15	555,000	587,130
4.75%, 8/15/17	555,000	587,433
		8,975,153

Total U.S. Treasury Obligations (Cost $ 11,105,713)		11,030,649

Money Markets (12.66%)

American Beacon Money Market Fund (b)	1,540,298	1,540,298
Dreyfus Cash Management	309,529	309,529
Dreyfus Cash Management Plus	459,577	459,577
Federated Government Obligation Fund	1,187,805	1,187,805

Total Money Markets (Cost $ 3,497,209)		3,497,209

Total Investments
(Cost $ 34,760,886) (c) 99.54%		27,506,197

Other assets in excess of liabilities 0.46%		127,987

                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	October 31, 2008

Shares or
Security Description	Principal ($)	Value ($)

NET ASSETS 100.00%	$ 27,634,184

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $1,540,298 represents 5.57% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund
^ Rounds to less than 0.01% .

                                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (58.31%)

Basic Materials (2.77%)
AbitibiBowater, Inc.	216	421
Acerinox SA	42	523
Agnico-Eagle Mines Ltd.	26	718
Agrium, Inc.	26	996
Air Products & Chemicals, Inc.	64	3,720
Air Water, Inc.	91	838
Airgas, Inc.	146	5,601
AK Steel Holding Corp.	175	2,436
Akzo Nobel NV	42	1,735
Albemarle Corp.	136	3,312
Alcoa, Inc.	283	3,257
Allegheny Technologies, Inc.	169	4,485
Alumina Ltd.	396	558
Anglo American PLC	560	13,807
Antofagasta PLC	74	452
ArcelorMittal	119	3,041
Arkema, Inc.	17	386
Asahi Kasei Corp.	465	1,713
Ashland, Inc.	111	2,507
Barrick Gold Corp.	134	3,065
BASF SE	154	5,202
Bayer AG	118	6,631
BHP Billiton Ltd.	1,116	20,752
BHP Billiton PLC	367	6,220
BlueScope Steel Ltd.	247	724
Cabot Corp.	115	3,042
Cameco Corp.	51	835
Carpenter Technology Corp.	235	4,254
Celanese Corp.	343	4,754
CF Industries Holdings, Inc.	70	4,493
Chemtura Corp.	462	799
Ciba Specialty Chemicals AG	18	748
Citic Pacific Ltd.	249	195
Clariant AG	70	432
Cliffs Natural Resources, Inc.	130	3,509
Coeur d'Alene Mines Corp. (a)	2,330	1,678
Cytec Industries, Inc.	215	6,089
Daicel Chemical Industries Ltd.	163	582
Daido Steel Co. Ltd.	150	464
Dainippon Ink and Chemicals, Inc.	278	440
Denki Kagaku Kogyo K K	218	469
Domtar Corp. (a)	1,181	2,929
Dow Chemical Co.	317	8,454
Dowa Holdings Co. Ltd.	101	296
Eastman Chemical Co.	166	6,705
Ecolab, Inc.	310	11,551
EI Du Pont de Nemours & Co.	301	9,632
Ferro Corp.	240	3,715
First Quantum Minerals Ltd.	12	253
FMC Corp.	152	6,618
FNX Mining Co., Inc. (a)	36	148

                                                                   See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Fortescue Metals Group Ltd. (a)	390	764
Givaudan SA	1	680
Gold Corp., Inc.	109	2,039
HB Fuller Co.	478	8,446
Hercules, Inc.	791	13,297
Hitachi Chemical Co. Ltd.	51	513
Hitachi Metals Ltd.	90	662
Hokuetsu Paper Mills Ltd.	208	764
HudBay Minerals, Inc. (a)	45	203
Huntsman Corp.	178	1,798
Iamgold Corp.	132	438
Iluka Resources Ltd.	214	512
Inmet Mining Corp.	13	292
International Flavors & Fragra, Inc.	165	5,260
International Paper Co.	140	2,411
Ivanhoe Mines Ltd. (a)	76	199
JFE Holdings, Inc.	203	5,038
Johnson Matthey PLC	34	510
JSR Corp.	71	788
K+S AG	28	1,099
Kagara Ltd. (a)	196	69
Kaneka Corp.	133	614
Kansai Paint Co. Ltd.	126	686
Kazakhmys PLC	42	193
Kingboard Chemical Holdings Ltd.	196	379
Kinross Gold Corp.	91	948
Kloeckner & Co. AG	14	207
Kobe Steel Ltd.	1,033	1,636
Koninklijke DSM NV	31	858
Lanxess AG	20	304
Lee & Man Paper Manufacturing Ltd.	253	80
Lihir Gold Ltd. (a)	607	786
Linde AG	19	1,603
Lonmin PLC	15	277
Lonza Group AG	11	910
Lubrizol Corp.	140	5,261
Lundin Mining Corp. (a)	85	92
MeadWestvaco Corp.	442	6,201
Minara Resources Ltd.	201	139
Minerals Technologies, Inc.	78	4,427
Mitsubishi Chemical Holdings Co.	457	1,809
Mitsubishi Gas Chemical Co., Inc.	154	555
Mitsubishi Materials Corp.	416	916
Mitsui Chemicals, Inc.	261	888
Mitsui Mining & Smelting Co. Ltd	225	402
Monsanto Co.	282	25,092
Mosaic Co.	65	2,562
Neenah Paper, Inc.	62	560
Newcrest Mining Ltd.	110	1,520
Newmont Mining Corp.	251	6,611
Nine Dragons Paper Holdings Ltd.	387	64
Nippon Kayaku Co. Ltd.	125	554
Nippon Light Metal Co. Ltd.	420	388
Nippon Paint Co. Ltd.	216	811

                                                                 See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Nippon Shokubai Co. Ltd.	123	700
Nippon Steel Corp.	2,211	7,272
Nippon Yakin Kogyo Co. Ltd.	92	249
Nissan Chemical Industries Ltd.	87	685
Nisshin Steel Co. Ltd.	282	369
Nitto Denko Corp.	55	1,195
Norske Skogindustrier ASA	77	263
Nova Chemicals Corp.	29	377
Nucor Corp.	148	5,995
Nufarm Ltd.	97	703
OJI Paper Co. Ltd.	336	1,272
Olin Corp.	511	9,280
OM Group, Inc. (a)	129	2,753
OneSteel Ltd.	382	876
Orica Ltd.	104	1,337
Osaka Titanium Technologies Co.	13	332
Outokumpu OYJ	35	361
Oxiana Ltd.	1,033	649
Pacific Metals Co. Ltd.	62	266
Paladin Energy Ltd. (a)	177	267
PaperlinX Ltd.	403	375
Plum Creek Timber Co., Inc.	409	15,248
Potash Corporation of Saskatchewan, Inc.	45	3,185
PPG Industries, Inc.	48	2,380
Praxair, Inc.	168	10,945
Rautaruukki OYJ	16	260
Rayonier, Inc.	152	5,028
Rio Tinto Ltd.	108	5,568
Rio Tinto PLC	157	7,237
Rohm & Haas Co.	351	24,693
RPM International, Inc.	835	11,857
RTI International Metals, Inc. (a)	93	1,468
Salzgitter AG	6	399
Schulman A, Inc.	142	2,543
Sensient Technologies Corp.	361	9,108
SGL Carbon AG (a)	21	416
Shin-Etsu Chemical Co. Ltd.	135	6,948
Showa Denko KK	392	577
Sigma-Aldrich Corp.	218	9,561
Solvac SA	6	609
Solvay SA	9	834
Ssab Svenskt Stal AB	30	299
Stillwater Mining Co. (a)	272	1,077
Stora Enso Oyj	89	823
Sumitomo Bakelite Co. Ltd.	152	548
Sumitomo Chemical Co. Ltd.	550	1,636
Sumitomo Forestry Co. Ltd.	118	755
Sumitomo Metal Industries Ltd.	1,463	3,668
Sumitomo Metal Mining Co. Ltd.	192	1,405
Syngenta AG	15	2,793
Taiyo Nippon Sanso Corp.	128	793
Teck Cominco Ltd.	73	727
ThyssenKrupp AG	60	1,135
Titanium Metals Corp.	135	1,257

                                                                   See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Tokai Carbon Co. Ltd.	99	505
Tokuyama Corp.	86	424
Tokyo Steel Manufacturing Co.	66	500
Tosoh Corp.	199	384
UBE Industries Ltd.	361	737
Umicore Group	25	445
United States Steel Corp.	263	9,699
UPM-Kymmene Oyj	82	1,156
Uranium One, Inc. (a)	94	80
USEC, Inc. (a)	545	2,251
Valspar Corp.	642	13,129
Vedanta Resources PLC	30	410
Voestalpine AG	17	412
Vulcan Materials Co.	155	8,413
Wacker Chemie AG	4	440
Wausau Paper Corp.	287	2,658
Weyerhaeuser Co.	71	2,714
WR Grace & Co. (a)	248	2,233
Xstrata PLC	97	1,647
Yamana Gold, Inc.	99	472
Yamato Kogyo Co. Ltd.	23	529
Yara International ASA	40	827
Zeon Corp.	103	290
Zep, Inc.	90	1,895
	40,849	513,905

Communications (4.88%)
3Com Corp. (a)	696	1,900
Adaptec, Inc. (a)	594	1,907
ADC Telecommunications, Inc. (a)	192	1,217
AH Belo Corp.	138	457
Akamai Technologies, Inc. (a)	270	3,883
Alcatel-Lucent	358	917
Amazon.Com, Inc. (a)	160	9,158
American Tower Corp. (a)	180	5,816
Anixter International, Inc. (a)	173	5,815
APN News & Media Ltd.	222	355
Arris Group, Inc. (a)	624	4,312
AT&T, Inc.	2,195	58,760
Atheros Communications, Inc. (a)	238	4,277
Avocent Corp. (a)	394	5,918
BCE, Inc.	126	3,664
Belgacom SA	27	920
Belo Corp.	691	1,472
Black Box Corp.	101	3,071
British Sky Broadcasting Group PLC	169	1,029
BT Group PLC	1,339	2,480
Cable & Wireless PLC	382	756
Cablevision Systems Corp.	439	7,783
CBS Corp.	257	2,495
CenturyTel, Inc.	210	5,273
Charter Communications, Inc. (a)	1,537	676
China Mobile Ltd.	1,386	12,125
China Unicom Ltd.	2,963	4,205

                                                                     See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Ciena Corp. (a)	452	4,344
Cincinnati Bell, Inc. (a)	1,410	3,370
Cisco Systems, Inc. (a)	3,099	55,069
Comcast Corp. - A Shares	1,023	16,122
Comcast Corp. - SPL	460	7,093
CommScope, Inc. (a)	326	4,795
Consolidated Media Holdings Ltd.	145	198
Corning, Inc.	837	9,065
Crown Castle International Corp. (a)	488	10,331
CTC Media, Inc. (a)	36	266
Daily Mail & General Trust PLC	75	351
Dentsu, Inc.	2	3,210
Deutsche Telekom AG	465	6,945
Digital River, Inc. (a)	166	4,113
DIRECTV Group, Inc. (a)	373	8,165
Discovery Communications, Inc. - A Shares (a)	382	5,210
Discovery Communications, Inc. - C Shares (a)	382	5,088
DISH Network Corp. (a)	361	5,682
Earthlink, Inc. (a)	687	4,740
eBay, Inc. (a)	628	9,590
EchoStar Corp. (a)	238	4,622
Elisa OYJ	38	570
Embarq Corp.	368	11,040
Entercom Communications Corp.	150	101
Equinix, Inc. (a)	166	10,362
Ericsson	459	3,193
Expedia, Inc. (a)	540	5,135
Extreme Networks (a)	702	1,292
F5 Networks, Inc. (a)	465	11,541
Factset Research Systems, Inc.	73	2,832
Fairfax Media Ltd.	453	578
Fairpoint Communications, Inc.	17	68
Foundry Networks, Inc. (a)	212	3,148
Foxconn International Holdings Ltd. (a)	621	220
France Telecom SA	273	6,853
Frontier Communications Corp.	671	5,106
Gannett Co., Inc.	546	6,006
Gestevision Telecinco SA	40	319
GN Store Nord AS	91	198
Google, Inc. (a)	123	44,201
Hakuhodo DY Holdings, Inc.	17	766
Harmonic, Inc. (a)	684	4,863
Harris Corp.	238	8,556
Harte-Hanks, Inc.	298	2,092
Hellenic Telecommunications Organisation SA	47	661
HLTH Corp. (a)	447	3,706
Hutchison Telecommunications, Inc. (a)	873	944
IAC/InteractiveCorp. (a)	177	2,967
Idearc, Inc.	1,187	451
IDT Corp. (a)	311	317
Informa PLC	101	342
InterDigital, Inc. (a)	259	5,641
Interpublic Group of Companies, Inc. (a)	956	4,962
Interwoven, Inc. (a)	224	2,825

                                                            See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

ITV PLC	525	251
j2 Global Communications, Inc. (a)	199	3,208
JDS Uniphase Corp. (a)	350	1,911
John Wiley & Sons, Inc.	249	8,660
Juniper Networks, Inc. (a)	228	4,273
Jupiter Telecommunications Co.	1	670
KDDI Corp.	1	5,908
Lagardere SCA	19	751
Lamar Advertising Co. (a)	120	1,820
Leap Wireless International, Inc. (a)	82	2,299
Lee Enterprises, Inc.	225	563
Liberty Global, Inc. - A Shares (a)	76	1,253
Liberty Global, Inc. - C Shares (a)	148	2,392
Liberty Media Corp. - Capital † (a)	56	381
Liberty Media Corp. - Interactive † (a)	267	1,303
Liberty Media Corp. (Entertainment) † (a)	224	3,606
Manitoba Telecom Services, Inc.	25	884
Matsui Securities Co. Ltd.	130	826
McAfee, Inc. (a)	231	7,519
McClatchy Co.	324	995
The McGraw-Hill Companies, Inc.	146	3,919
Media General, Inc.	122	931
Mediaset SpA	111	600
Meredith Corp.	159	3,080
Mobistar SA	14	927
Modern Times Group AB	18	383
NetFlix, Inc. (a)	227	5,621
NeuStar, Inc. (a)	129	2,541
The New York Times Co.	284	2,840
News Corp. - A Shares	964	10,257
News Corp. - B Shares	190	2,018
NII Holdings, Inc. (a)	303	7,805
Nippon Telegraph & Telephone Corp.	2	7,958
Nokia OYJ	608	9,437
NTT DoCoMo, Inc.	6	9,440
NutriSystem, Inc.	131	1,854
Oki Electric Industry Co. Ltd.	565	459
PagesJaunes Groupe	54	510
PCCW Ltd.	1,760	659
Pearson PLC	125	1,223
Plantronics, Inc.	388	5,603
Polycom, Inc. (a)	145	3,046
Portugal Telecom SGPS SA	144	944
Priceline.com, Inc. (a)	53	2,789
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	20	102
Publicis Groupe SA	25	562
Qualcomm, Inc.	846	32,368
Radio One, Inc. (a)	414	33
Rakuten, Inc.	4	1,963
RCN Corp. (a)	153	987
RealNetworks, Inc. (a)	613	2,624
Reed Elsevier NV	83	1,104
Reed Elsevier PLC	170	1,491
RF Micro Devices, Inc. (a)	1,551	3,086

                                                                  See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

RH Donnelley Corp. (a)	581	494
Rogers Communications, Inc.	73	2,120
Royal KPN NV	281	3,933
S1 Corp. (a)	331	2,075
Sanoma-Wsoy Oyj	34	519
SAVVIS, Inc. (a)	114	980
SBA Communications Corp. (a)	511	10,726
SBI Holdings, Inc./Japan	7	819
Seat Pagine Gialle SpA	1,948	169
Seek Ltd.	151	331
SES SA	55	984
Seven Network Ltd.	113	469
Shaw Communications, Inc.	60	1,051
Sinclair Broadcast Group, Inc.	282	911
Singapore Press Holdings Ltd.	524	1,131
Singapore Telecommunications Ltd.	1,760	2,884
Sirius XM Radio, Inc. (a)	2,359	797
Societe Television Francaise 1	32	407
Softbank Corp.	238	2,295
SonicWALL, Inc. (a)	368	1,649
Sonus Networks, Inc. (a)	1,012	2,237
Sprint Nextel Corp.	904	2,830
Swisscom AG	3	913
Sycamore Networks, Inc. (a)	1,093	3,651
Symantec Corp. (a)	394	4,957
Tandberg ASA	47	578
Tekelec (a)	383	4,860
Tele2 AB - B shares	62	523
Telecom Corp. of New Zealand Ltd.	598	818
Telecom Italia RNC	933	778
Telecom Italia SpA	1,700	1,939
Telefonica SA	669	12,293
Telekom Austria AG	52	636
Telenor ASA	120	711
Telephone & Data Systems, Inc.	81	2,175
Telephone & Data Systems, Inc. - Special Common Shares	81	2,219
Television Broadcasts Ltd.	159	435
TeliaSonera AB	286	1,245
Tellabs, Inc. (a)	790	3,350
Telstra Corp. Ltd.	1,242	3,399
Telus Corp.	27	954
Telus Corp. - Non Voting Shares	25	815
Tencent Holdings Ltd.	245	1,739
Thomson Corp.	29	683
Thomson Reuters PLC	31	535
Tibco Software, Inc. (a)	1,546	7,962
Time Warner, Inc.	1,954	19,716
Trend Micro, Inc.	35	835
Trinity Mirror PLC	105	58
TW Telecom, Inc. (a)	229	1,621
United Internet AG	61	552
United Online, Inc.	366	2,708
US Cellular Corp. (a)	27	1,034
Valueclick, Inc. (a)	542	4,011

                                                                See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

VeriSign, Inc. (a)	388	8,226
Verizon Communications, Inc.	1,055	31,302
Viacom, Inc. (a)	251	5,075
Vignette Corp. (a)	165	1,340
Virgin Media, Inc.	449	2,586
Vivendi SA	179	4,654
Vodafone Group PLC	10,301	19,745
VTech Holdings Ltd.	121	448
The Walt Disney Co.	925	23,958
The Washington Post Co.	10	4,268
Websense, Inc. (a)	179	3,494
West Australian Newspapers Holdings Ltd.	89	364
Windstream Corp.	1,146	8,606
Wolters Kluwer NV	48	845
WPP Group PLC	190	1,148
Yahoo! Japan Corp.	5	1,618
Yahoo!, Inc. (a)	685	8,783
Yell Group PLC	121	119
Yellow Pages Income Fund	87	632
	95,977	905,228

Consumer, Cyclical (6.23%)
99 Cents Only Stores (a)	332	4,050
Abercrombie & Fitch Co.	138	3,996
Accor SA	32	1,237
Adidas AG	32	1,107
Advance Auto Parts, Inc.	174	5,429
Aeon Co. Ltd.	266	2,498
Aeropostale, Inc. (a)	312	7,554
Air France-KLM	30	430
Aisin Seiki Co. Ltd.	69	1,179
Alaska Air Group, Inc. (a)	328	8,102
Alimentation Couche Tard, Inc.	56	755
All Nippon Airways Co. Ltd.	289	1,094
American Axle & Manufacturing Holdings, Inc.	372	1,335
AMR Corp. (a)	459	4,686
Aoyama Trading Co. Ltd.	38	436
Arcandor AG (a)	35	85
Aristocrat Leisure Ltd.	160	404
ArvinMeritor, Inc.	582	3,445
Ascent Media Corp. - A Shares (a)	38	961
Asics Corp.	80	497
AutoNation, Inc. (a)	364	2,501
Autozone, Inc. (a)	71	9,038
Bally Technologies, Inc. (a)	209	4,629
Barratt Developments PLC	57	71
Bayerische Motoren Werke AG	50	1,283
Bed Bath & Beyond, Inc. (a)	491	12,653
Bellway PLC	43	373
Berkeley Group Holdings PLC	33	396
Best Buy Co., Inc.	169	4,531
Big Lots, Inc. (a)	478	11,678
Billabong International Ltd.	78	618
BJ's Wholesale Club, Inc. (a)	125	4,400

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Blockbuster, Inc. (a)	617	938
Bob Evans Farms, Inc.	208	4,343
Borders Group, Inc.	340	1,153
BorgWarner, Inc.	184	4,134
Boyd Gaming Corp.	91	619
Bridgestone Corp.	237	4,066
Brightpoint, Inc. (a)	309	1,780
Brinker International, Inc.	214	1,990
British Airways PLC	135	296
Brown Shoe Co., Inc.	233	2,456
Brunswick Corp.	545	1,891
Burberry Group PLC	84	372
Callaway Golf Co.	389	4,069
Canadian Tire Corp. Ltd.	14	532
Canon Marketing Japan, Inc.	60	994
Carmax, Inc. (a)	361	3,834
Carnival Corp.	185	4,699
Carnival PLC	27	589
Carphone Warehouse Group PLC	150	323
Casey's General Stores, Inc.	302	9,120
Cathay Pacific Airways Ltd.	415	500
The Cato Corp.	216	3,352
Centex Corp.	229	2,805
Champion Enterprises, Inc. (a)	287	537
Charming Shoppes, Inc. (a)	690	759
The Cheesecake Factory (a)	270	2,376
Chico's FAS, Inc. (a)	1,043	3,546
China Travel International Investment Ltd.	1,629	225
Chipotle Mexican Grill, Inc. (a)	30	1,523
Choice Hotels International, Inc.	63	1,722
Christian Dior SA	9	542
Christopher & Banks Corp.	223	1,164
Cintas Corp.	244	5,783
Circuit City Stores, Inc.	1,327	345
Citizen Holdings Co. Ltd.	126	687
Coach, Inc. (a)	164	3,378
Compagnie Financiere Richemont SA - A Shares	81	1,702
Compass Group PLC	309	1,431
Continental AG	23	994
Continental Airlines, Inc. (a)	196	3,708
Cooper Tire & Rubber Co.	350	2,671
Copart, Inc. (a)	351	12,250
Costco Wholesale Corp.	233	13,283
Crocs, Inc. (a)	162	407
Crown Ltd.	145	645
CVS Caremark Corp.	750	22,988
Daihatsu Motor Co. Ltd.	107	784
Daimler AG	149	5,159
Daiwa House Industry Co. Ltd.	199	1,731
Darden Restaurants, Inc.	315	6,984
David Jones Ltd.	221	451
Deckers Outdoor Corp. (a)	55	4,667
Denso Corp.	174	3,292
Denway Motors Ltd.	2,321	560

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Deutsche Lufthansa AG	39	546
Dick's Sporting Goods, Inc. (a)	407	6,235
Dillard's, Inc.	518	2,761
DineEquity, Inc.	69	1,244
DR Horton, Inc.	536	3,956
Dress Barn, Inc. (a)	280	2,677
DSG International PLC	343	178
Esprit Holdings Ltd.	344	1,909
Ethan Allen Interiors, Inc.	174	3,113
Family Dollar Stores, Inc.	280	7,535
FamilyMart Co. Ltd.	42	1,650
Fast Retailing Co. Ltd.	26	2,708
Fastenal Co.	267	10,749
Fiat SpA	108	848
Finish Line, Inc	31	297
Foot Locker, Inc.	313	4,576
Ford Motor Co. (a)	1,176	2,575
Fossil, Inc. (a)	208	3,775
Fred's, Inc.	244	2,989
Fuji Heavy Industries Ltd.	233	795
Furniture Brands International, Inc.	253	1,440
Futaba Industrial Co. Ltd.	44	266
Galaxy Entertainment Group Ltd. (a)	1,070	77
GameStop Corp. (a)	257	7,039
Gaylord Entertainment Co. (a)	167	3,575
General Motors Corp.	157	907
Genesco, Inc. (a)	92	2,283
Genuine Parts Co.	406	15,976
Georg Fischer AG	1	223
Gildan Activewear, Inc. (a)	32	746
GKN PLC	139	266
GOME Electrical Appliances Holdings Ltd.	2,696	522
Grafton Group PLC	79	247
Group 1 Automotive, Inc.	150	1,508
Guess ?, Inc.	74	1,611
Gunze Ltd.	199	648
Gymboree Corp. (a)	124	3,207
H2O Retailing Corp.	113	689
Harley-Davidson, Inc.	66	1,616
Harman International Industries, Inc.	128	2,351
Harvey Norman Holdings Ltd.	294	504
Hasbro, Inc.	278	8,081
Haseko Corp.	409	361
Hennes & Mauritz AB	76	2,703
Herman Miller, Inc.	75	1,650
Hermes International SA	12	1,544
Hino Motors Ltd.	155	349
Hitachi High-Technologies Corp.	45	718
HNI Corp.	224	4,104
Home Depot, Inc.	649	15,310
Home Retail Group PLC	136	431
Honda Motor Co. Ltd.	758	18,466
The Hongkong & Shanghai Hotels Ltd.	649	604
HSN, Inc. (a)	71	437

                                                                   See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Iberia Lineas Aereas de Espana SA	230	539
Inchcape PLC	115	146
Inditex SA	39	1,310
Ingram Micro, Inc. (a)	286	3,812
Interface, Inc.	228	1,607
International Game Technology	140	1,960
International Speedway Corp.	127	3,987
Interval Leisure Group, Inc. (a)	71	515
Isetan Mitsukoshi Holdings Ltd.	152	1,404
Isuzu Motors Ltd.	517	882
Itochu Corp.	526	2,702
Izumi Co. Ltd.	68	871
J Crew Group, Inc. (a)	240	4,860
J Front Retailing Co. Ltd.	270	1,179
Jack in the Box, Inc. (a)	256	5,146
Jakks Pacific, Inc. (a)	157	3,512
Japan Airlines Corp.	560	1,262
Jardine Cycle & Carriage Ltd.	103	643
JC Penney Co., Inc.	432	10,333
JetBlue Airways Corp. (a)	1,304	7,237
Johnson Controls, Inc.	199	3,528
Jones Apparel Group, Inc.	673	7,477
JTEKT Corp.	75	560
Kesa Electricals PLC	166	212
Kingfisher PLC	364	668
Kohl's Corp. (a)	122	4,286
Koito Manufacturing Co. Ltd.	93	712
K's Holdings Corp.	40	654
Kuraray Co. Ltd.	122	905
Ladbrokes PLC	131	333
Las Vegas Sands Corp. (a)	44	624
Lawson, Inc.	32	1,549
La-Z-Boy, Inc.	374	2,162
Lear Corp. (a)	492	989
Li & Fung Ltd.	725	1,422
Li Ning Co. Ltd.	455	547
Life Time Fitness, Inc. (a)	136	2,589
Lifestyle International Holdings Ltd.	542	350
Limited Brands, Inc.	723	8,662
Liz Claiborne, Inc.	201	1,638
LKQ Corp. (a)	157	1,796
Lowe's Companies, Inc.	774	16,796
Macy's, Inc.	109	1,340
Magna International, Inc.	17	571
Marks & Spencer Group PLC	264	930
Marriott International, Inc.	145	3,026
Marubeni Corp.	534	2,016
Marui Group Co. Ltd.	112	665
Marvel Entertainment, Inc. (a)	140	4,507
Matsushita Electric Industrial Co. Ltd.	714	10,958
Mattel, Inc.	771	11,580
Mazda Motor Corp.	310	670
McDonald's Corp.	430	24,910
MDC Holdings, Inc.	74	2,489

                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Men's Wearhouse, Inc.	201	3,073
MGM Mirage (a)	52	856
Michelin	22	1,125
Mitchells & Butlers PLC	70	176
Mitsubishi Corp.	659	10,723
Mitsubishi Logistics Corp.	74	655
Mitsubishi Motors Corp. (a)	1,291	1,756
Mitsubishi Rayon Co. Ltd.	199	418
Mitsui & Co. Ltd.	570	5,358
Modine Manufacturing Co.	151	1,117
Mohawk Industries, Inc. (a)	100	4,838
MSC Industrial Direct Co.	257	9,216
Nagase & Co. Ltd.	87	743
Namco Bandai Holdings, Inc.	81	821
Newell Rubbermaid, Inc.	661	9,089
Next PLC	35	594
NGK Spark Plug Co. Ltd.	64	598
NHK Spring Co. Ltd.	121	475
Nifco, Inc./Japan	46	657
Nintendo Co. Ltd.	38	11,803
Nippon Seiki Co. Ltd.	40	260
Nissan Motor Co. Ltd.	838	4,194
Nisshinbo Industries, Inc.	88	498
Nissin Kogyo Co. Ltd.	37	334
Nitori Co. Ltd.	21	1,305
NOK Corp.	54	506
Nokian Renkaat OYJ	33	430
Nordstrom, Inc.	276	4,993
Nu Skin Enterprises, Inc.	291	3,751
OfficeMax, Inc.	582	4,685
Onward Holdings Co. Ltd.	91	649
OPAP SA	32	696
O'Reilly Automotive, Inc. (a)	194	5,259
Orient-Express Hotels Ltd.	230	2,829
Oshkosh Truck Corp.	121	927
Pacific Sunwear Of California (a)	567	1,939
Panera Bread Co. (a)	120	5,414
Pantry, Inc. (a)	259	5,703
Parkson Retail Group Ltd. (a)	725	1,001
Penn National Gaming, Inc. (a)	124	2,388
PEP Boys-Manny Moe & Jack	237	1,142
Persimmon PLC	46	222
PetSmart, Inc.	194	3,820
Peugeot SA	25	662
PF Chang's China Bistro, Inc. (a)	101	2,066
Phillips-Van Heusen Corp.	296	7,255
Pier 1 Imports, Inc. (a)	464	640
Pinnacle Entertainment, Inc. (a)	220	1,232
Pioneer Corp.	81	234
Pirelli & C SpA	957	335
Polo Ralph Lauren Corp.	94	4,434
Pool Corp.	206	3,586
PPR	12	758
Praktiker Bau-und Heimwerkerm AG	25	198

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Puma AG Rudolf Dassler Sport	3	505
Punch Taverns PLC	46	117
Qantas Airways Ltd.	323	519
Quiksilver, Inc. (a)	978	2,533
RadioShack Corp.	271	3,431
Reece Australia Ltd.	46	535
Regal Entertainment Group	614	7,884
Regis Corp.	187	2,313
Renault SA	31	943
Rite Aid Corp. (a)	901	437
RONA, Inc. (a)	52	507
Ross Stores, Inc.	283	9,251
Royal Caribbean Cruises Ltd.	348	4,719
Ruby Tuesday, Inc. (a)	318	766
Ryland Group, Inc.	194	3,645
Ryohin Keikaku Co. Ltd.	18	846
Saks, Inc. (a)	953	5,718
Sally Beauty Holdings, Inc. (a)	519	2,637
Sankyo Co. Ltd.	27	1,184
Scientific Games Corp. (a)	119	2,142
Sears Holdings Corp. (a)	22	1,270
Sega Sammy Holdings, Inc.	76	565
Sekisui Chemical Co. Ltd.	165	948
Sekisui House Ltd.	190	1,861
Select Comfort Corp. (a)	200	96
Seven & I Holdings Co. Ltd.	466	12,843
Shangri-La Asia Ltd.	469	649
Shimachu Co. Ltd.	38	849
Shimamura Co. Ltd.	11	755
Shimano, Inc.	34	963
Shoppers Drug Mart Corp.	33	1,271
Singapore Airlines Ltd.	167	1,248
Sky City Entertainment Group Ltd.	308	592
Skywest, Inc.	466	7,181
Sodexho Alliance SA	16	765
Sojitz Corp.	313	508
Sonae SGPS SA	371	227
Sony Corp.	331	7,459
Southwest Airlines Co.	340	4,005
Staples, Inc.	316	6,140
Starbucks Corp. (a)	328	4,307
Starwood Hotels & Resorts Worldwide, Inc.	260	5,860
Steelcase, Inc.	254	2,362
Sumitomo Corp.	416	3,564
Sumitomo Rubber Industries, Inc.	91	793
The Sumitomo Warehouse Co. Ltd.	177	706
Superior Industries International, Inc.	107	1,530
Suzuki Motor Corp.	150	2,138
Swatch Group AG BR	5	776
Swatch Group AG REG	19	540
TABCorp. Holdings Ltd.	180	819
Takashimaya Co. Ltd.	103	777
Takata Corp.	33	235
Target Corp.	394	15,807

                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Tatts Group Ltd.	421	699
Taylor Wimpey PLC	178	29
Tech Data Corp. (a)	425	9,116
Teijin Ltd.	308	782
Thomson	66	92
Tim Hortons, Inc.	35	876
Timberland Co. (a)	256	3,098
TJX Companies, Inc.	202	5,406
Toho Co. Ltd.	59	1,103
Tokai Rika Co. Ltd.	41	408
Toll Brothers, Inc. (a)	268	6,196
Toray Industries, Inc.	465	2,129
Toro Co.	166	5,584
Toyobo Co. Ltd.	404	562
Toyoda Gosei Co. Ltd.	34	469
Toyota Boshoku Corp.	42	367
Toyota Industries Corp.	74	1,645
Toyota Motor Corp.	1,196	45,283
Toyota Tsusho Corp.	77	720
Tractor Supply Co. (a)	143	5,943
TRW Automotive Holdings Corp. (a)	143	904
TUI AG	38	461
TUI Travel PLC	176	534
UAL Corp. (a)	213	3,101
Under Armour, Inc. (a)	124	3,224
United Stationers, Inc. (a)	114	4,262
UNY Co. Ltd.	103	785
Urban Outfitters, Inc. (a)	185	4,022
US Airways Group, Inc. (a)	482	4,887
USS Co. Ltd.	16	974
Vail Resorts, Inc. (a)	130	4,324
Valeo SA	21	364
VF Corp.	193	10,634
Virgin Blue Holdings Ltd.	200	46
Volkswagen AG	22	13,319
Wacoal Holdings Corp.	89	950
Walgreen Co.	527	13,417
Wal-Mart Stores, Inc.	899	50,173
Watsco, Inc.	97	3,986
Wendy's/Arby's Group, Inc.	958	3,468
Wesco International, Inc. (a)	239	4,751
Whirlpool Corp.	162	7,557
William Hill PLC	88	271
Williams-Sonoma, Inc.	141	1,167
Winnebago Industries, Inc.	157	933
WMS Industries, Inc. (a)	180	4,500
Wolseley PLC	102	555
Wolverine World Wide, Inc.	415	9,753
World Fuel Services Corp.	118	2,529
WW Grainger, Inc.	115	9,036
Wyndham Worldwide Corp.	329	2,695
Wynn Resorts Ltd. (a)	42	2,537
Yamada Denki Co. Ltd.	30	1,599
Yamaha Corp.	69	651

                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Yamaha Motor Co. Ltd.	72	778
The Yokohama Rubber Co. Ltd.	152	726
Yum! Brands, Inc.	225	6,526
Zale Corp. (a)	275	4,691
		1,155,277

Consumer, Non-cyclical (6.55%)
ABB Grain Ltd.	140	767
ABC Learning Centres Ltd.	193	69
Abertis Infraestructuras SA	38	648
ACCO Brands Corp. (a)	332	936
Adecco SA	19	657
Administaff, Inc.	105	2,099
Aggreko PLC	97	676
Ajinomoto Co., Inc.	216	1,835
Alberto-Culver Co.	174	4,477
Alexion Pharmaceuticals, Inc. (a)	354	14,426
Alliance Data Systems Corp. (a)	141	7,073
Altria Group, Inc.	778	14,930
American Greetings Corp.	296	3,457
Amylin Pharmaceuticals, Inc. (a)	202	2,062
Anheuser-Busch Co., Inc.	288	17,865
Apollo Group, Inc. (a)	236	16,404
Arbitron, Inc.	119	3,877
Archer-Daniels-Midland Co.	332	6,882
Aryzta AG (a)	26	928
Asahi Breweries Ltd.	157	2,555
Associated British Foods PLC	63	705
Atlantia SpA	44	802
Avery Dennison Corp.	226	7,915
Avis Budget Group, Inc. (a)	810	1,328
Babcock International Group PLC	104	647
BearingPoint, Inc. (a)	1,216	255
Beiersdorf AG	16	864
Benesse Corp.	35	1,453
Biogen Idec, Inc. (a)	127	5,404
Bio-Rad Laboratories, Inc. (a)	74	6,318
Blyth, Inc.	164	1,410
Bowne & Co., Inc.	160	1,246
Brisa-Auto Estradas de Portugal, SA (BRISA)	80	613
British American Tobacco PLC	275	7,511
Brown-Forman Corp.	95	4,313
Bunzl PLC	81	812
C&C Group PLC	133	188
Cadbury PLC	208	1,901
Capita Group PLC	92	945
Carlsberg A/S	8	315
Carrefour SA	84	3,524
Casino Guichard Perrachon SA	11	764
Celera Corp. (a)	639	7,227
Celgene Corp. (a)	219	14,073
Central European Distribution Corp. (a)	139	4,002
Chaoda Modern Agriculture Ltd.	1,473	1,005
Charles River Laboratories International, Inc. (a)	96	3,440
                                                                 See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Chemed Corp.	94	4,116
China Mengniu Dairy Co. Ltd.	310	294
Church & Dwight Co., Inc.	311	18,377
Cintra Concesiones de Infraest	74	653
Clorox Co.	257	15,628
Coca Cola Hellenic Bottling Co.	36	500
Coca-Cola Amatil Ltd.	170	909
Coca-Cola Co.	774	34,102
Coca-Cola West Holdings Co. Ltd.	52	1,035
Colgate-Palmolive Co.	275	17,259
Colruyt SA	5	1,121
ConAgra Foods, Inc.	164	2,857
Constellation Brands, Inc. (a)	479	6,007
Convergys Corp. (a)	276	2,122
Corinthian Colleges, Inc. (a)	674	9,625
Corn Products International, Inc.	377	9,169
Corporate Executive Board Co.	63	1,879
Corrections Corporation of America (a)	568	10,854
Cosco Pacific Ltd.	412	292
CSL Ltd.	183	4,425
Cubist Pharmaceuticals, Inc. (a)	222	5,637
Dai Nippon Printing Co. Ltd.	231	2,675
Dairy Farm International Holdings Ltd.	386	1,559
Danisco A/S	15	649
Dean Foods Co. (a)	277	6,055
Del Monte Foods Co.	407	2,568
Delhaize Group	15	839
Deluxe Corp.	404	4,913
DeVry, Inc.	78	4,422
Diageo PLC	418	6,398
Dr Pepper Snapple Group, Inc. (a)	39	893
Enzon Pharmaceuticals, Inc. (a)	269	1,337
Experian Group Ltd.	159	874
Ezaki GliCo. Co. Ltd.	110	1,093
Forrester Research, Inc. (a)	61	1,711
Fortune Brands, Inc.	48	1,831
Foster's Group Ltd.	671	2,550
Fresh Del Monte Produce, Inc. (a)	266	5,615
FTI Consulting, Inc. (a)	232	13,514
G4S PLC	246	741
Genentech, Inc. (a)	246	20,403
General Mills, Inc.	141	9,551
Genzyme Corp. (a)	113	8,235
George Weston Ltd.	15	766
Gilead Sciences, Inc. (a)	502	23,017
Global Payments, Inc.	128	5,185
Golden Agri-Resources Ltd.	2,676	343
Goodman Fielder Ltd.	501	551
H&R Block, Inc.	754	14,869
Hansen Natural Corp. (a)	153	3,874
Hays PLC	337	370
Heineken Holding NV	20	604
Heineken NV	38	1,275
Henkel KGaA	22	538

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Hershey Co.	293	10,911
Hertz Global Holdings, Inc. (a)	219	1,575
Hewitt Associates, Inc. (a)	466	12,997
Hillenbrand, Inc.	119	2,261
HJ Heinz Co.	102	4,470
Hormel Foods Corp.	152	4,296
House Foods Corp.	73	1,170
Human Genome Sciences, Inc. (a)	557	1,799
Husqvarna AB	78	535
Illumina, Inc. (a)	168	5,179
ImClone Systems, Inc. (a)	78	5,363
Imperial Tobacco Group PLC	107	2,867
InBev NV	31	1,243
Incyte Corp. (a)	288	1,195
InterMune, Inc. (a)	121	1,782
Intertek Group PLC	54	636
Invitrogen Corp. (a)	158	4,549
Iron Mountain, Inc. (a)	347	8,425
Ito En Ltd.	36	568
ITT Educational Services, Inc. (a)	89	7,801
J Sainsbury PLC	232	1,055
Japan Tobacco, Inc.	2	6,984
The JM Smucker Co.	123	5,481
Kagome Co. Ltd.	66	1,059
Kamigumi Co. Ltd.	126	1,000
Kao Corp.	172	4,924
Kerry Group PLC	41	930
Kesko OYJ	20	466
Kikkoman Corp.	80	787
Kimberly-Clark Corp.	176	10,787
Kirin Holdings Co. Ltd.	318	3,444
Kokuyo Co. Ltd.	99	690
Koninklijke Ahold NV	192	2,047
Kose Corp.	39	1,000
Kraft Foods, Inc.	518	15,095
Lender Processing Services, Inc.	170	3,922
Lighthouse Caledonia ASA (a)	7	4
Lion Corp.	198	1,280
Lion Nathan Ltd.	150	876
Loblaw Companies Ltd.	24	585
L'Oreal SA	41	3,083
Macquarie Infrastructure Group	892	1,161
Marine Harvest (a)	859	138
Mastercard, Inc.	35	5,174
McCormick & Co., Inc.	217	7,304
McKesson Corp.	129	4,746
The Medicines Co. (a)	207	3,608
Meiji Dairies Corp.	185	828
Meiji Seika Kaisha Ltd.	247	993
Metcash Ltd.	285	763
Metro AG	25	796
Metro, Inc.	31	781
Michael Page International PLC	98	315
Millipore Corp. (a)	91	4,722

                                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Monster Worldwide, Inc. (a)	184	2,620
Moody's Corp.	99	2,534
MPS Group, Inc. (a)	633	4,931
Myriad Genetics, Inc. (a)	215	13,564
Nestle SA	620	24,048
Nichirei Corp.	227	945
Nippon Meat Packers, Inc.	101	1,355
Nippon Suisan Kaisha Ltd.	194	475
Nisshin Seifun Group, Inc.	117	1,243
Nissin Food Products Co. Ltd.	36	1,018
Novozymes A/S	9	635
Olam International Ltd.	551	468
OSI Pharmaceuticals, Inc. (a)	97	3,681
Pacific Brands Ltd.	368	244
Parexel International Corp. (a)	343	3,567
Parmalat SpA	304	531
Paychex, Inc.	147	4,195
PDL BioPharma, Inc. (a)	200	1,950
Pepsi Bottling Group, Inc.	324	7,491
PepsiAmericas, Inc.	131	2,480
PepsiCo, Inc.	840	47,888
Pernod-Ricard SA	26	1,682
Pharmaceutical Product Development, Inc.	171	5,298
PHH Corp. (a)	321	2,587
Philip Morris International, Inc.	695	30,212
Premier Foods PLC	210	93
Pre-Paid Legal Services, Inc. (a)	42	1,658
Procter & Gamble Co.	1,600	103,264
QP Corp.	113	1,293
Quanta Services, Inc. (a)	241	4,762
RalCorp Holdings, Inc. (a)	107	7,242
Randstad Holding NV	29	560
Reckitt Benckiser Group PLC	94	3,949
Regeneron Pharmaceuticals, Inc. (a)	406	7,836
Rent-A-Center, Inc. (a)	556	8,118
Rentokil Initial PLC	342	248
Resources Connection, Inc. (a)	186	3,225
Reynolds American, Inc.	56	2,742
Robert Half International, Inc.	234	4,416
RR Donnelley & Sons Co.	523	8,666
SABMiller PLC	131	2,074
Safeway, Inc.	146	3,105
SAIC, Inc. (a)	1,263	23,328
Sapporo Holdings Ltd.	182	983
Saputo, Inc.	46	962
Sara Lee Corp.	245	2,739
SECOM Co. Ltd.	75	2,802
Securitas AB	71	672
Serco Group PLC	122	726
Service Corporation International	1,919	13,241
SGS SA	1	982
Shiseido Co. Ltd.	131	2,620
Smithfield Foods, Inc. (a)	250	2,630
Societe Des Autoroutes SA	11	711

                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sohgo Security Services Co. Ltd.	66	610
Sotheby's	270	2,514
Spherion Corp. (a)	323	1,027
Stewart Enterprises, Inc.	539	2,787
Strayer Education, Inc.	75	16,970
Supervalu, Inc.	478	6,807
Swedish Match AB	55	749
Sysco Corp.	268	7,022
Takara Holdings, Inc.	176	822
Tate & Lyle PLC	94	557
TeleTech Holdings, Inc. (a)	162	1,464
Tesco PLC	1,229	6,713
Thai Beverage PCL	6,062	838
Ticketmaster (a)	71	687
Tingyi Cayman Islands Holding Corp.	1,242	1,298
Tootsie Roll Industries, Inc.	123	3,059
Toppan Printing Co. Ltd.	222	1,600
Total System Services, Inc.	451	6,197
Toyo Suisan Kaisha Ltd.	66	1,685
Transurban Group	321	1,149
Tree.Com, Inc. (a)	11	30
TreeHouse Foods, Inc. (a)	117	3,540
Tyson Foods, Inc.	550	4,807
Unicharm Corp.	20	1,415
Unilever NV	266	6,386
Unilever PLC	203	4,561
United Rentals, Inc. (a)	589	6,037
United Therapeutics Corp. (a)	114	9,944
Universal Corp./Richmond VA	127	5,028
UST, Inc.	359	24,265
Valassis Communications, Inc. (a)	271	1,203
Vertex Pharmaceuticals, Inc. (a)	216	5,661
Viad Corp.	111	2,425
VistaPrint Ltd. (a)	161	2,748
Watson Wyatt Worldwide, Inc.	224	9,514
WD-40 Co.	94	2,736
Weight Watchers International, Inc.	62	1,940
The Western Union Co.	331	5,052
Whole Foods Market, Inc.	266	2,853
Wilmar International Ltd.	812	1,353
WM Morrison Supermarkets PLC	357	1,516
Woolworths Ltd.	400	7,388
Yakult Honsha Co. Ltd.	54	1,330
Yamazaki Baking Co. Ltd.	137	1,798
		1,214,106

Energy (5.24%)
Acergy SA	40	263
Advantage Energy Income Fund	29	180
Alpha Natural Resources, Inc. (a)	337	12,054
Amec PLC	84	699
Anadarko Petroleum Corp.	152	5,366
Apache Corp.	128	10,538
Arch Coal, Inc.	219	4,689

                                                 See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Atwood Oceanics, Inc. (a)	282	7,749
Australian Worldwide Exploration Ltd. (a)	370	615
Baker Hughes, Inc.	174	6,081
BG Group PLC	552	8,111
BJ Services Co.	650	8,353
Bourbon SA	17	476
BP PLC	3,597	29,365
Cabot Oil & Gas Corp.	150	4,211
Caltex Australia Ltd.	51	318
Cameron International Corp. (a)	384	9,316
Canadian Natural Resources Ltd.	83	4,190
Canadian Oil Sands Trust	36	966
CGG-Veritas (a)	20	319
Cheniere Energy, Inc. (a)	155	580
Chesapeake Energy Corp.	262	5,756
Chevron Corp.	754	56,248
Cimarex Energy Co.	163	6,595
CNOOC Ltd.	4,834	3,929
CNPC (Hong Kong) Ltd.	1,760	525
ConocoPhillips Co.	527	27,415
Consol Energy, Inc.	322	10,108
Core Laboratories NV	120	8,844
Cosmo Oil Co. Ltd.	223	460
Covanta Holding Corp. (a)	188	4,053
Crosstex Energy, Inc.	183	1,868
Delta Petroleum Corp. (a)	265	2,491
Denbury Resources, Inc. (a)	388	4,931
Devon Energy Corp.	163	13,180
Diamond Offshore Drilling, Inc.	29	2,575
Dresser-Rand Group, Inc. (a)	108	2,419
Dril-Quip, Inc. (a)	115	2,841
El Paso Corp.	1,558	15,113
Enbridge, Inc.	51	1,772
EnCana Corp.	118	5,997
Enerplus Resources Fund	25	673
ENI SpA	381	8,996
ENSCO International, Inc.	261	9,921
EOG Resources, Inc.	132	10,681
Equitable Resources, Inc.	203	7,046
EXCO Resources, Inc. (a)	666	6,121
Exterran Holdings, Inc. (a)	129	2,891
Exxon Mobil Corp.	1,955	144,905
First Solar, Inc. (a)	54	7,760
FMC Technologies, Inc. (a)	228	7,978
Forest Oil Corp. (a)	111	3,242
Foundation Coal Holdings, Inc.	241	5,003
Frontier Oil Corp.	131	1,731
Fugro NV	16	567
Global Industries Ltd. (a)	404	1,030
Grey Wolf, Inc. (a)	1,465	9,405
Halliburton Co.	468	9,262
Headwaters, Inc. (a)	244	2,586
Helix Energy Solutions Group, Inc. (a)	132	1,394
Helmerich & Payne, Inc.	151	5,181

                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Hercules Offshore, Inc. (a)	327	2,384
Holly Corp.	240	4,711
Husky Energy, Inc.	38	1,142
Idemitsu Kosan Co. Ltd.	10	567
Imperial Oil Ltd.	44	1,558
Inpex Holdings, Inc.	1	5,644
ION Geophysical Corp. (a)	369	2,421
Japan Petroleum Exploration Co.	16	604
John Wood Group PLC	165	638
Lundin Petroleum AB (a)	102	477
Marathon Oil Corp.	138	4,016
Mariner Energy, Inc. (a)	631	9,080
Murphy Oil Corp.	303	15,344
National Oilwell Varco, Inc. (a)	349	10,432
Neste Oil OYJ	30	473
Nexen, Inc.	72	956
Niko Resources Ltd.	12	526
Nippon Mining Holdings, Inc.	308	904
Nippon Oil Corp.	485	1,930
Noble Corp.	471	15,171
Noble Energy, Inc.	292	15,131
Occidental Petroleum Corp.	316	17,551
Oceaneering International, Inc. (a)	114	3,211
Oil Search Ltd.	329	984
Oilexco, Inc. (a)	91	383
OMV AG	24	764
Oneok, Inc.	204	6,508
OPTI Canada, Inc. (a)	51	136
Origin Energy Ltd.	290	3,025
Parker Drilling Co. (a)	688	3,523
Patriot Coal Corp. (a)	268	4,242
Peabody Energy Corp.	158	5,453
Penn Virginia Corp.	198	7,360
Penn West Energy Trust	35	624
Petro-Canada	77	1,926
Pride International, Inc. (a)	317	5,956
Q-Cells AG (a)	12	474
Questar Corp.	301	10,372
Quicksilver Resources, Inc. (a)	173	1,811
Range Resources Corp.	234	9,879
Renewable Energy Corp. AS (a)	27	252
Repsol YPF SA	123	2,326
Rowan Companies, Inc.	225	4,082
Royal Dutch Shell PLC - A Shares	387	10,662
Royal Dutch Shell PLC - B Shares	432	11,534
Saint Mary Land & Exploration Co.	324	8,064
Saipem SpA	39	726
Santos Ltd.	198	1,774
SBM Offshore NV	26	453
Schlumberger Ltd.	619	31,971
Seacor Holdings, Inc. (a)	127	8,531
Seadrill Ltd.	54	513
Showa Shell Sekiyu KK	88	697
Singapore Petroleum Co. Ltd.	255	356

                                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Smith International, Inc.	450	15,516
Solarworld AG	22	555
Southwestern Energy Co. (a)	592	21,087
Spectra Energy Corp.	197	3,808
StatoilHydro ASA	194	3,767
Suncor Energy, Inc.	142	3,412
Sunoco, Inc.	289	8,815
Superior Energy Services, Inc. (a)	380	8,102
Talisman Energy, Inc.	163	1,611
Technip SA	17	504
Tesoro Corp.	326	3,152
Tetra Technologies, Inc. (a)	299	2,081
TonenGeneral Sekiyu KK	112	935
Total SA	351	19,150
TransCanada Corp.	83	2,509
Transocean, Inc.	166	13,667
Tullow Oil PLC	111	936
Ultra Petroleum Corp. (a)	267	12,429
UTS Energy Corp. (a)	189	144
Valero Energy Corp.	180	3,704
Verbund AG	22	1,037
Walter Industries, Inc.	265	10,269
Weatherford International Ltd. (a)	364	6,144
Westernzagros Resources Ltd. (a)	31	19
Whiting Petroleum Corp. (a)	216	11,229
Williams Companies, Inc.	331	6,940
Woodside Petroleum Ltd.	149	4,145
XTO Energy, Inc.	238	8,555
	44,391	972,386

Financial (11.24%)
The 77 Bank Ltd.	165	759
ACE Ltd.	141	8,088
Acom Co. Ltd.	31	1,164
Admiral Group PLC	65	955
Aegon NV	225	910
Aeon Credit Service Co. Ltd.	77	811
Aeon Mall Co. Ltd.	36	870
Affiliated Managers Group, Inc. (a)	51	2,365
AGF Management Ltd.	32	352
Agile Property Holdings Ltd.	613	195
The Aichi Bank Ltd.	10	719
Aiful Corp.	43	194
Aioi Insurance Co. Ltd.	184	738
Alexandria Real Estate Equities, Inc.	153	10,637
Allco Finance Group Ltd.	119	11
Alleanza Assicurazioni SpA	86	570
Alleghany Corp. (a)	8	2,256
Allianz SE	70	5,307
Allied Irish Banks PLC	142	769
Allied World Assurance Co.	128	4,105
The Allstate Corp.	186	4,909
Alpha Bank AE	63	914
AMB Property Corp.	192	4,614

                                                                    See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

AMBAC Financial Group, Inc.	1,727	4,628
Amcore Financial, Inc.	130	605
American Express Co.	544	14,960
American Financial Group, Inc.	139	3,159
American Home Mortgage Investments Corp. (a)	327	5
American National Insurance Co.	32	2,185
AmeriCredit Corp. (a)	873	5,116
Ameriprise Financial, Inc.	68	1,469
Amlin PLC	172	877
AMP Ltd.	622	2,236
Anchor BanCorp. Wisconsin, Inc.	117	667
Anglo Irish Bank Corp. PLC	114	354
Annaly Capital Management, Inc.	964	13,400
Aon Corp.	83	3,511
Apartment Investment & Management Co.	25	366
Arch Capital Group Ltd. (a)	96	6,696
Arthur J Gallagher & Co.	200	4,872
Ascendas Real Estate Investment Trust	610	650
Aspen Insurance Holdings Ltd.	155	3,559
Assicurazioni Generali SpA	187	4,685
Associated Banc Corp.	239	5,272
Assurant, Inc.	204	5,198
Assured Guaranty Ltd.	369	4,144
Astoria Financial Corp.	173	3,290
ASX Ltd.	57	1,132
Australia & New Zealand Banking Group	607	7,001
AvalonBay Communities, Inc.	134	9,517
Aviva PLC	402	2,381
The Awa Bank Ltd.	228	1,405
AXA Asia Pacific Holdings Ltd.	300	877
AXA SA	278	5,261
Axis Capital Holdings Ltd.	282	8,031
Babcock & Brown Ltd.	97	83
Baloise Holding AG	12	638
Banca Monte dei Paschi di Sien EU	194	373
Banca Popolare di Milano Scarl	75	435
Banco Bilbao Vizcaya Arg.	551	6,312
Banco BPI SA	118	244
Banco Comercial Portugues SA	519	604
Banco de Valencia SA	76	699
Banco Espirito Santo SA	46	440
Banco Pastor SA	53	438
Banco Popular Espanol SA	119	1,072
Banco Santander SA	992	10,580
BanCorpsouth, Inc.	530	12,863
Bank of America Corp.	1,886	45,585
Bank of East Asia Ltd.	516	1,005
Bank of Ireland	152	455
The Bank of Iwate Ltd.	19	1,171
The Bank of Kyoto Ltd.	117	1,211
The Bank of Nagoya Ltd.	174	1,028
Bank of Montreal	78	2,785
Bank of New York Mellon Corp.	442	14,409
Bank of Nova Scotia	153	4,259

                                                                See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Bank of Queensland Ltd.	72	637
The Bank of Yokohama Ltd.	467	2,195
Bankinter SA	63	673
Barclays PLC	1,014	2,920
BB&T Corp.	174	6,238
Bendigo Bank Ltd.	173	1,515
BioMed Realty Trust, Inc.	502	7,053
BlackRock, Inc.	13	1,707
BNP Paribas SA	136	9,705
BOC Hong Kong Holdings Ltd.	1,188	1,315
BOK Financial Corp.	46	2,201
Bolsas Y Mercados Espanoles SA	19	461
Boston Properties, Inc.	53	3,757
Bradford & Bingley PLC	128	41
Brandywine Realty Trust	685	5,918
BRE Properties, Inc.	263	9,155
British Land Co. PLC	81	803
Brookfield Asset Management, Inc.	90	1,576
Brookfield Properties Corp.	730	7,366
Cambridge Industrial Trust	606	100
Camden Property Trust	97	3,270
Canadian Imperial Bank of Commerce	52	2,359
CapitaCommercial Trust	623	412
Capital One Financial Corp.	114	4,460
CapitaLand Ltd.	554	1,065
CapitalSource, Inc.	465	3,441
CapitaMall Trust	440	564
Cathay General BanCorp.	358	8,764
Cattles PLC	145	76
CB Richard Ellis Group, Inc. (a)	333	2,334
CBL & Associates Properties, Inc.	511	4,717
Centro Properties Group	281	14
CFS Retail Property Trust	666	903
Challenger Financial Services Group Ltd.	229	250
The Charles Schwab Corp.	445	8,508
Cheung Kong Holdings Ltd.	485	4,540
Cheung Kong Infrastructure Holdings Co.	304	1,100
The Chiba Bank Ltd.	297	1,414
China Everbright Ltd.	462	413
China Insurance International Holdings Co.	442	1,015
China Overseas Land & Investments Ltd.	1,169	1,279
China Resources Land Ltd.	593	582
Chinese Estates Holdings Ltd.	596	444
Chubb Corp.	158	8,188
The Chugoku Bank Ltd.	81	1,098
Chuo Mitsui Trust Holdings, Inc.	328	1,245
Cincinnati Financial Corp.	372	9,668
CIT Group, Inc.	764	3,163
CITIC International Financial Holdings Ltd.	1,299	821
Citigroup, Inc.	1,973	26,931
Citizens Republic BanCorp., Inc.	601	1,773
City Developments Ltd.	156	663
City National Corp.	81	4,336
CME Group, Inc.	29	8,182

                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

CNP Assurances SA	8	642
Colonial BancGroup, Inc.	303	1,239
Colonial Properties Trust	363	3,826
Comerica, Inc.	322	8,884
Commerce Bancshares, Inc.	139	6,572
Commerzbank AG	93	1,010
Commonwealth Bank of Australia	428	11,459
Commonwealth Property Office Fund	796	698
CompuCredit Corp. (a)	334	862
Conseco, Inc. (a)	475	884
Corio NV	10	532
Corporate Office Properties Trust	257	7,990
Credit Agricole SA	116	1,661
Credit Saison Co. Ltd.	56	577
Credit Suisse Group	163	6,100
Cullen/Frost Bankers, Inc.	122	6,828
Dah Sing Financial Holdings Ltd.	119	284
Daishi Bank Ltd.	256	982
Daito Trust Cons Ltd.	30	1,249
Daiwa Securities Group, Inc.	463	2,533
Danske Bank A/S	73	1,074
DB RREEF Trust	961	476
DBS Group Holdings Ltd.	369	2,742
DCT Industrial Trust, Inc.	1,322	6,517
Deerfield Capital Corp.	2	7
Delphi Financial Group, Inc.	253	3,985
Derwent London PLC	32	373
Deutsche Bank AG	81	3,091
Deutsche Boerse AG	32	2,540
Deutsche Postbank AG	14	286
Developers Diversified Realty Corp.	286	3,767
Dexia SA	86	447
DiamondRock Hospitality Co.	589	3,051
Digital Realty Trust, Inc.	306	10,245
Dime Community Bancshares, Inc.	148	2,472
DnB NOR ASA	114	652
Duke Realty Corp.	270	3,810
E*Trade Financial Corp. (a)	3,264	5,940
EFG Eurobank Ergasias SA	43	464
Endurance Specialty Holdings Ltd.	117	3,538
Equity Lifestyle Properties, Inc.	91	3,821
Equity Residential Property Trust	80	2,794
Erie Indemnity Co.	95	3,533
Erste Bank der Oesterreichisch AG	34	899
Essex Property Trust, Inc.	129	12,552
Euler Hermes SA	7	343
Eurazeo	8	478
Everest Re Group Ltd.	129	9,636
Fairfax Financial Holdings Ltd.	6	1,648
Fannie Mae	372	345
Federal Realty Investment Trust	81	4,963
Federated Investors, Inc.	195	4,719
FelCor Lodging Trust, Inc.	354	1,066
Fidelity National Financial, Inc.	427	3,847

                                                   See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Fifth Third BanCorp.	153	1,660
First American Corp.	163	3,327
First BanCorp.	421	4,303
First Horizon National Corp.	524	6,236
First Industrial Realty Trust, Inc.	259	2,678
First Marblehead Corp.	103	175
First Midwest BanCorp., Inc.	394	8,751
First Niagara Financial Group	823	12,979
FirstFed Financial Corp. (a)	92	823
FirstMerit Corp.	593	13,829
FKP Property Group	182	139
FNB Corp.	525	6,878
Fonciere Des Regions	7	461
Fondiaria-Sai SpA	23	428
Forest City Enterprises, Inc.	102	1,213
Forestar Real Estate Group, Inc. (a)	235	2,056
Fortis (a)	202	234
Franklin Resources, Inc.	70	4,760
Franklin Street Properties Corp.	372	4,401
Fraser and Neave Ltd.	363	668
Fremont General Corp. (a)	564	28
Friedman Billings Ramsey Group	841	530
Friends Provident PLC	333	375
Frontier Financial Corp.	271	1,805
Fukuoka Financial Group, Inc.	600	1,925
Fulton Financial Corp.	1,177	12,359
Genting International PLC (a)	1,849	449
Genworth Financial, Inc.	144	697
GLG Partners, Inc.	484	1,549
Goldman Sachs Group, Inc.	135	12,488
Goodman Group	487	303
GPT Group	695	344
Gramercy Capital Corp.	88	234
Great-West Lifeco, Inc.	40	850
Greentown China Holdings Ltd.	455	136
Guaranty Financial Group, Inc. (a)	51	104
The Gunma Bank Ltd.	165	824
Guoco Group Ltd.	75	435
GZI Real Estate Investment Trust	909	176
Hachijuni Bank Ltd.	172	831
Hammerson PLC	45	514
Hang Lung Group Ltd.	278	868
Hang Lung Properties Ltd.	608	1,443
Hang Seng Bank Ltd.	229	2,807
Hannover Rueckversicherung AG	24	602
Hartford Financial Services Group, Inc.	111	1,146
Hbos PLC	596	952
HCC Insurance Holdings, Inc.	221	4,875
HCP, Inc.	489	14,636
Health Care REIT, Inc.	651	28,976
Healthcare Realty Trust, Inc.	376	9,607
Henderson Group PLC	272	230
Henderson Investment Ltd.	661	31
Henderson Land Development Corp.	364	1,273

                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Higo Bank Ltd.	164	894
Hiroshima Bank Ltd.	208	756
The Hokkoku Bank Ltd.	254	941
Hokuhoku Financial Group, Inc.	463	898
Home Properties, Inc.	141	5,709
Hong Kong Exchanges and Clearing Ltd.	353	3,450
Hongkong Land Holdings Ltd.	616	1,639
Hopewell Holdings Ltd.	251	761
Hopson Development Holdings Ltd.	302	97
Horace Mann Educators Corp.	237	1,887
Hospitality Properties Trust	186	1,888
Host Hotels & Resorts, Inc.	1,150	11,891
HRPT Properties Trust	1,657	5,982
HSBC Holdings PLC	2,264	27,774
Hudson City BanCorp., Inc.	999	18,791
Huntington Bancshares, Inc.	909	8,590
The Hyakugo Bank Ltd.	168	933
The Hyakujushi Bank Ltd.	215	1,061
Hypo Real Estate Holding AG	15	97
Hysan Development Co. Ltd.	420	642
ICAP PLC	112	553
IGM Financial, Inc.	22	665
Immoeast AG (a)	83	99
Immofinanz AG	86	95
Industrial Alliance Insurance	29	602
IndyMac BanCorp., Inc.	419	25
ING Groep NV	324	2,987
ING Industrial Fund	522	116
ING Office Fund	758	556
Insurance Australia Group Ltd.	597	1,507
IntercontinentalExchange, Inc. (a)	110	9,412
International Bancshares Corp.	426	11,063
Intesa Sanpaolo RNC	152	445
Intesa Sanpaolo SpA	1,492	5,404
Invesco Ltd.	726	10,825
Investec PLC	87	329
Investment Technology Group, Inc. (a)	179	3,653
Investor AB - A Shares	42	595
Investor AB - B Shares	71	1,047
IPC Holdings Ltd.	123	3,396
Irish Life & Permanent PLC	45	138
iStar Financial, Inc.	256	271
IVG Immobilien AG	30	201
Iyo Bank Ltd.	123	1,303
JafCo. Co. Ltd.	24	633
Janus Capital Group, Inc.	402	4,719
Japan Securities Finance Co. Ltd.	80	357
Jefferies Group, Inc.	209	3,308
Jones Lang LaSalle, Inc.	61	2,008
The Joyo Bank Ltd.	268	1,243
JPMorgan Chase & Co.	1,232	50,820
The Juroku Bank Ltd.	181	654
Jyske Bank A/S (a)	14	414
The Kagoshima Bank Ltd.	149	930

                                                                  See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

KBC Groep NV	26	1,110
The Keiyo Bank Ltd.	193	850
Keppel Land Ltd.	198	247
Kerry Properties Ltd.	151	368
KeyCorp.	826	10,102
Kilroy Realty Corp.	134	4,308
Kimco Realty Corp.	527	11,900
Kinnevik Investment AB	57	433
Klepierre SA	21	480
Knight Capital Group, Inc. (a)	744	10,758
Kowloon Development Co. Ltd.	494	164
Land Securities Group PLC	69	1,212
LaSalle Hotel Properties	161	2,267
Legal & General Group PLC	1,013	1,162
Legg Mason, Inc.	59	1,309
Lend Lease Corp. Ltd.	115	535
Leopalace21 Corp.	45	330
Lexington Realty Trust	355	2,851
Liberty International PLC	52	575
Liberty Property Trust	178	4,245
Lincoln National Corp.	118	2,034
Link REIT	552	954
Lloyds TSB Group PLC	874	2,782
Loews Corp.	194	6,443
London Stock Exchange Group PLC	40	360
M&T Bank Corp.	187	15,166
The Macerich Co.	137	4,031
Mack-Cali Realty Corp.	135	3,067
Macquarie Communications Infrastructure Group	213	226
Macquarie CountryWide Trust	646	101
Macquarie Group Ltd.	84	1,641
Macquarie Office Trust	833	158
Man Group PLC	255	1,461
Manulife Financial Corp.	240	4,805
Mapfre SA	232	733
Markel Corp. (a)	19	6,666
Marsh & McLennan Companies, Inc.	178	5,219
Marshall & Ilsley Corp.	568	10,241
Max Capital Group Ltd.	291	4,641
MBIA, Inc.	542	5,328
Mediobanca SpA	60	679
Meinl European Land Ltd. (a)	47	213
Mercury General Corp.	52	2,671
MetLife, Inc.	159	5,282
MGIC Investment Corp.	482	1,870
Mid-America Apartment Communities	105	3,700
Millea Holdings, Inc.	275	8,207
Mirvac Group	343	305
Mitsubishi Estate Co. Ltd.	456	7,901
Mitsubishi UFJ Financial Group	4,763	28,912
Mitsubishi UFJ Lease & Finance Co. Ltd.	24	564
Mitsui Fudosan Co. Ltd.	293	4,964
Mitsui Sumitomo Insurance Group	142	3,856
Mizuho Financial Group, Inc.	4	9,420

                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Mizuho Trust & Banking Co. Ltd.	568	652
Montpelier Re Holdings Ltd.	204	2,919
Morgan Stanley	374	6,534
Muenchener Rueckversicherungs AG	34	4,549
Musashino Bank Ltd.	23	681
The Nanto Bank Ltd.	216	1,002
The Nasdaq Stock Market, Inc. (a)	248	8,050
National Australia Bank Ltd.	531	8,463
National Bank of Canada	25	938
National Bank of Greece SA	76	1,656
National City Corp.	358	967
National Financial Partners Co.	298	1,985
National Retail Properties, Inc.	534	9,521
Nationwide Financial Services, Inc.	335	15,849
Nationwide Health Properties, Inc.	692	20,649
New World Development Ltd.	745	600
New York Community BanCorp., Inc.	750	11,745
NewAlliance Bancshares, Inc.	633	8,735
Newcastle Investment Corp.	301	1,219
Nexity Financial Corp.	14	121
Nipponkoa Insurance Co. Ltd.	267	1,569
The Nishi-Nippon City Bank Ltd.	325	693
Nissay Dowa General Insurance Co. Ltd.	193	840
Nomura Holdings, Inc.	634	5,805
Nomura Real Estate Holdings	36	686
Nordea Bank AB	322	2,531
Northern Rock PLC (a)	66	96
NYSE Euronext, Inc.	124	3,742
Ogaki Kyoritsu Bank Ltd.	218	1,064
Okasan Holdings, Inc.	171	720
OKO Bank PLC	62	825
Old Mutual PLC	854	689
Old National BanCorp.	534	10,114
Old Republic International Corp.	588	5,415
Onex Corp.	35	606
optionsXpress Holdings, Inc.	275	4,884
ORIX Corp.	30	3,003
Oversea-Chinese Banking Corp.	821	2,713
Pacific Capital BanCorp. NA	278	5,460
PacWest Bancorp.	207	5,173
Pargesa Holding SA	10	763
Park National Corp.	47	3,419
PartnerRe Ltd.	116	7,852
Pennsylvania Real Estate Investment Trust	274	3,466
People's United Financial, Inc.	311	5,443
Perpetual Ltd.	16	371
Philadelphia Consolidated Holding Corp. (a)	322	18,834
The Phoenix Companies, Inc.	850	5,500
Piper Jaffray Companies (a)	75	2,959
Piraeus Bank SA	52	656
Platinum Underwriters Holdings Ltd.	439	13,934
The PMI Group, Inc.	661	1,646
PNC Financial Services Group, Inc.	131	8,734
Popular, Inc.	499	3,792

                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Post Properties, Inc.	183	4,085
Power Corporation of Canada	49	1,066
Power Financial Corp.	36	901
Principal Financial Group, Inc.	85	1,614
ProAssurance Corp. (a)	124	6,814
Promise Co. Ltd.	40	704
Prosperity Bancshares, Inc.	259	8,601
Prosperity REIT	1,732	183
Protective Life Corp.	128	1,069
Provident Bankshares Corp.	179	1,910
Provident Financial Services, Inc.	354	5,190
Prudential Financial, Inc.	151	4,530
Prudential PLC	379	1,921
Public Storage, Inc.	55	4,483
QBE Insurance Group Ltd.	287	4,862
Quintain Estates & Development PLC	58	79
Radian Group, Inc.	660	2,376
Raiffeisen International Bank-Holding AG	7	219
RAIT Financial Trust	368	1,406
Ratos AB	35	607
Raymond James Financial, Inc.	195	4,542
Realty, Income Corp.	688	15,907
Redwood Trust, Inc.	227	3,459
Regency Centers Corp.	100	3,946
Regions Financial Corp.	182	2,018
Reinet Investments SCA (a)	11	114
Reinsurance Group Of America, Inc. - A Shares	57	2,128
RenaissanceRe Holdings Ltd.	129	5,921
Resona Holdings, Inc.	2	2,022
RLI Corp.	92	5,280
Royal & Sun Alliance Insurance Group PLC	463	1,025
Royal Bank of Canada	199	7,737
Royal Bank of Scotland Group PLC	2,088	2,268
Saint George Bank Ltd.	176	3,239
Sampo Oyj	77	1,528
San-In Godo Bank Ltd.	124	876
Schroders PLC	43	547
Segro PLC	91	411
Selective Insurance Group	329	7,814
Senior Housing Properties Trust	656	12,576
The Senshu Bank Ltd.	428	747
The Shiga Bank Ltd.	168	1,033
Shimao Property Holdings Ltd.	407	215
Shinko Securities Co. Ltd.	223	534
Shinsei Bank Ltd.	490	731
The Shizuoka Bank Ltd.	235	2,028
Shui On Land Ltd.	1,039	231
Shun Tak Holdings Ltd.	699	135
Simon Property Group, Inc.	128	8,580
Singapore Exchange Ltd.	353	1,214
Sino Land Co	483	406
Skandinaviska Enskilda Banken AB	84	804
SL Green Realty Corp.	114	4,793
Societa Cattolica di Assicuraz	19	690

                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Societe Generale	72	3,870
Sompo Japan Insurance, Inc.	327	2,211
Sony Financial Holdings, Inc.	1	3,218
The South Financial Group, Inc.	422	2,452
Sovereign BanCorp., Inc.	658	1,908
Standard Chartered PLC	220	3,594
Standard Life PLC	327	1,256
State Street Corp.	169	7,326
Sterling Bancshares, Inc.	493	3,924
Sterling Financial Corp.	295	2,505
Stockland Trust Group	476	1,255
Storebrand ASA	72	168
Strategic Hotels & Resorts, Inc.	572	2,831
Sumitomo Mitsui Financial Group, Inc.	3	11,633
Sumitomo Realty & Development Ltd.	158	2,494
Sumitomo Trust & Banking Co. Ltd.	554	2,463
Sun Hung Kai Properties Ltd.	456	3,854
Sun Life Financial, Inc.	89	2,094
SunCorp.-Metway Ltd.	319	1,698
Sunstone Hotel Investors, Inc.	353	2,312
Suntec REIT	873	409
SunTrust Banks, Inc.	110	4,415
Suruga Bank Ltd.	87	796
Susquehanna Bancshares, Inc.	636	9,852
SVB Financial Group (a)	139	7,152
Svenska Handelsbanken AB	78	1,402
Swedbank AB	56	449
Swiss Life Holding	5	448
Swiss Reinsurance AG	58	2,388
SWS Group, Inc.	155	2,877
Sydbank A/S	21	323
Synovus Financial Corp.	631	6,518
T Rowe Price Group, Inc.	462	18,267
T&D Holdings, Inc.	82	3,030
Takefuji Corp.	44	346
Taubman Centers, Inc.	270	8,969
TCF Financial Corp.	247	4,382
TD Ameritrade Holding Corp. (a)	111	1,475
Tokai Tokyo Securities Co. Ltd.	193	515
Tokyo Tatemono Co. Ltd.	106	426
The Tokyo Tomin Bank Ltd.	31	409
Tokyu Land Corp.	152	417
Topdanmark A/S (a)	6	647
Torchmark Corp.	189	7,895
Toronto-Dominion Bank	274	10,698
The Travelers Companies, Inc.	216	9,191
Trustco Bank Corp.	413	5,026
Trustmark Corp.	391	8,023
TSX Group, Inc.	27	633
UBS AG (a)	295	4,920
UCBH Holdings, Inc.	729	3,849
UDR, Inc.	267	5,276
Umpqua Holdings Corp.	361	6,144
Unibail-Rodamco	13	1,938

                                                                See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

UniCredit SpA	1,903	4,581
UnionBanCal Corp.	107	7,856
Unione di Banche Italiane SCPA	99	1,656
Unipol Gruppo Finanziario SpA	323	568
United Bankshares, Inc.	255	8,135
United Community Banks, Inc.	377	4,946
United Industrial Corp. Ltd.	535	476
United Overseas Bank Ltd.	403	3,538
Unitrin, Inc.	94	1,974
Unum Group	829	13,057
UOL Group Ltd.	306	388
Urban Corp.	68	1
US BanCorp.	671	20,003
Valad Property Group	686	38
Valiant Holding AG	7	1,204
Valley National BanCorp	256	4,864
Ventas, Inc.	323	11,647
W Holding Co., Inc.	260	169
Wachovia Corp.	747	4,788
Washington Federal, Inc.	589	10,378
Washington Mutual, Inc.	271	17
Webster Financial Corp.	416	7,713
Weingarten Realty Investors	161	3,292
Wells Fargo & Co.	1,165	39,668
Wereldhave NV	3	248
Westfield Group	617	6,722
Westpac Banking Corp.	609	8,205
Wheelock & Co. Ltd.	420	619
White Mountains Insurance Group Ltd.	13	4,479
Whitney Holding Corp.	469	8,911
Willis Group Holdings Ltd.	433	11,362
Wilmington Trust Corp.	138	3,982
Wing Hang Bank Ltd.	86	397
Wing Lung Bank Ltd.	104	2,059
Wing Tai Holdings Ltd.	444	201
Wintrust Financial Corp.	185	4,735
WR Berkley Corp.	300	7,880
XL Capital Ltd.	55	533
Yamaguchi Financial Group, Inc.	88	825
The Yamanashi Chuo Bank Ltd.	176	987
Zenith National Insurance Corp.	288	9,463
Zions Bancorporation	256	9,755
Zurich Financial Services AG	22	4,417
	178,950	2,084,192

Healthcare (5.21%)
Abbott Laboratories	564	31,105
Advanced Medical Optics, Inc. (a)	244	1,505
Aetna, Inc.	283	7,038
Affymetrix, Inc. (a)	276	1,018
Alcon, Inc.	32	2,820
Alfresa Holdings Corp.	16	687
Alkermes, Inc. (a)	421	4,159
Allergan, Inc.	129	5,117

                                                    See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

American Medical Systems Holdings, Inc. (a)	295	3,192
Amerigroup Corp. (a)	214	5,350
AmerisourceBergen Corp.	283	8,849
Arthrocare Corp. (a)	108	2,244
Astellas Pharma, Inc.	182	7,187
AstraZeneca PLC	233	9,862
Barr Pharmaceuticals, Inc. (a)	184	11,824
Baxter International, Inc.	337	20,385
Beckman Coulter, Inc.	106	5,292
Becton Dickinson & Co.	102	7,079
BioMarin Pharmaceutical, Inc. (a)	453	8,299
Biovail Corp.	58	499
Boston Scientific Corp. (a)	794	7,170
Bristol-Myers Squibb Co.	769	15,803
Brookdale Senior Living, Inc.	84	724
Celesio AG	18	531
Centene Corp. (a)	231	4,352
Cephalon, Inc. (a)	129	9,252
Cepheid, Inc. (a)	306	3,632
Chugai Pharmaceutical Co. Ltd.	91	1,275
Cigna Corp.	92	1,500
Cochlear Ltd.	21	795
Community Health Systems, Inc. (a)	176	3,608
Covance, Inc. (a)	122	6,100
Coventry Health Care, Inc. (a)	269	3,548
Covidien Ltd.	160	7,086
CR Bard, Inc.	169	14,914
CV Therapeutics, Inc. (a)	174	1,623
Daiichi Sankyo Co. Ltd.	232	4,710
Dainippon Sumitomo Pharma Co.	114	888
DaVita, Inc. (a)	201	11,407
Dentsply International, Inc.	273	8,294
Edwards Lifesciences Corp. (a)	300	15,852
Eisai Co. Ltd.	95	3,038
Elan Corp. PLC (a)	73	543
Eli Lilly & Co.	377	12,750
Endo Pharmaceuticals Holdings (a)	222	4,107
Essilor International SA	32	1,430
Express Scripts, Inc. (a)	96	5,819
Fisher & Paykel Healthcare Corp.	420	726
Forest Laboratories, Inc. (a)	136	3,159
Fresenius Medical Care AG & Co.	29	1,316
Gen-Probe, Inc. (a)	242	11,389
Getinge AB	49	679
GlaxoSmithKline PLC	946	18,224
Grifols SA	51	1,007
Haemonetics Corp. (a)	111	6,556
Health Management Associates, Inc. (a)	1,897	3,984
Health Net, Inc. (a)	215	2,769
Healthscope Ltd.	236	676
Healthsouth Corp. (a)	318	3,988
Healthways, Inc. (a)	143	1,444
Hengan International Group Co.	321	882
Henry Schein, Inc. (a)	139	6,507

                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Herbalife Ltd.	86	2,101
Hill-Rom Holdings, Inc.	126	2,868
Hisamitsu Pharmaceutical Co., Inc.	38	1,574
Hologic, Inc. (a)	394	4,823
Humana, Inc. (a)	139	4,113
Idexx Laboratories, Inc. (a)	314	11,050
Immucor, Inc. (a)	383	10,169
Intuitive Surgical, Inc. (a)	65	11,231
Invacare Corp.	258	4,693
Inverness Medical Innovations, Inc. (a)	352	6,741
Isis Pharmaceuticals, Inc. (a)	368	5,174
Johnson & Johnson	1,029	63,119
Kinetic Concepts, Inc. (a)	87	2,106
King Pharmaceuticals, Inc. (a)	474	4,166
Kyowa Hakko Kogyo Co. Ltd.	77	628
Laboratory Corporation of America Holdings (a)	206	12,667
LifePoint Hospitals, Inc. (a)	449	10,763
Lincare Holdings, Inc. (a)	120	3,162
Luxottica Group SpA	30	602
Magellan Health Services, Inc. (a)	161	5,947
Medarex, Inc. (a)	505	3,550
Medco Health Solutions, Inc. (a)	300	11,385
Mediceo Paltac Holdings Co. Ltd.	74	792
Medtronic, Inc.	615	24,803
Mentor Corp.	115	1,944
Merck & Co., Inc.	831	25,719
Merck KGAA	10	887
Miraca Holdings, Inc.	59	935
Mitsubishi Tanabe Pharma Corp.	93	964
Mylan, Inc. (a)	715	6,128
NBTY, Inc. (a)	247	5,772
Nektar Therapeutics (a)	375	2,074
Nobel Biocare Holding AG	20	341
Novartis AG	386	19,430
Novo Nordisk A/S	60	3,203
NuVasive, Inc. (a)	146	6,875
Odyssey HealthCare, Inc. (a)	175	1,678
Omnicare, Inc.	247	6,810
Ono Pharmaceutical Co. Ltd.	38	1,670
Onyx Pharmaceuticals, Inc. (a)	259	6,988
Par Pharmaceutical Companies, Inc. (a)	179	1,790
Parkway Holdings Ltd.	425	447
Patterson Companies, Inc. (a)	215	5,446
Pediatrix Medical Group, Inc. (a)	229	8,851
Pfizer, Inc.	2,485	44,009
PharMerica Corp. (a)	156	3,203
Psychiatric Solutions, Inc. (a)	295	9,821
Qiagen NV (a)	63	902
Quest Diagnostics, Inc.	65	3,042
Resmed, Inc. (a)	128	4,385
Rhoen Klinikum AG	38	822
Roche Holding AG BR	5	771
Roche Holding AG Genus	109	16,610
Rohto Pharmaceutical Co. Ltd.	104	1,163

                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Saint Jude Medical, Inc. (a)	145	5,514
Sanofi-Aventis SA	161	10,141
Santen Pharmaceutical Co. Ltd.	46	1,158
Savient Pharmaceuticals, Inc. (a)	214	1,019
Schering-Plough Corp.	896	12,983
Sepracor, Inc. (a)	179	2,384
Shimadzu Corp.	98	656
Shionogi & Co. Ltd.	107	1,799
Shire Ltd.	86	1,134
Sigma Pharmaceuticals Ltd.	686	574
Smith & Nephew PLC	145	1,328
Sonic Healthcare Ltd.	92	838
Sonova Holding AG	11	455
Stada Arzneimittel AG	17	523
STERIS Corp.	511	17,394
Stryker Corp.	158	8,447
Sunrise Senior Living, Inc. (a)	180	544
Suzuken Co. Ltd.	35	744
Synthes, Inc.	9	1,158
Sysmex Corp.	28	861
Taisho Pharmaceutical Co. Ltd.	79	1,412
Takeda Pharmaceutical Co. Ltd.	277	13,581
Techne Corp.	204	14,080
Tenet Healthcare Corp. (a)	3,728	16,329
Terumo Corp.	68	2,775
Theravance, Inc. (a)	194	1,315
Tsumura & Co.	63	1,596
UCB SA	19	483
UnitedHealth Group, Inc.	661	15,686
Universal Health Services, Inc.	83	3,489
Valeant Pharmaceuticals International (a)	468	8,784
Varian Medical Systems, Inc. (a)	243	11,059
VCA Antech, Inc. (a)	387	7,005
Watson Pharmaceuticals, Inc. (a)	204	5,339
WellCare Health Plans, Inc. (a)	56	1,354
WellPoint, Inc. (a)	174	6,763
West Pharmaceutical Services, Inc.	133	5,309
William Demant Holding A/S (a)	11	419
Wyeth	491	15,799
Zimmer Holdings, Inc. (a)	106	4,921
		965,627

Holding Companies (0.13%)
Ackermans & Van Haaren NV	11	630
China Merchants Holdings International Co.	328	762
China Resources Enterprise Ltd.	355	687
First Pacific Co.	1,495	598
GEA Group AG	33	478
Greene King PLC	53	273
Groupe Bruxelles Lambert SA	13	946
Guangdong Investment Ltd.	1,629	483
Guangzhou Investment Co. Ltd.	3,410	246
Hutchison Whampoa Ltd.	709	3,751
IFIL - Investments SpA	102	312

                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Inmarsat PLC	131	888
Jardine Matheson Holdings Ltd.	145	3,408
Jardine Strategic Holdings Ltd.	126	1,504
LVMH Moet Hennessy Louis Vuitton	40	2,644
Noble Group Ltd.	1,168	819
Shanghai Industrial Holdings Ltd.	250	387
Sherritt International Corp.	72	221
Swire Pacific Ltd. - A Shares	259	1,788
Swire Pacific Ltd. - B Shares	476	619
Washington H Soul Pattinson & Co.	128	743
Wendel	6	282
Wharf Holdings Ltd.	407	788
	11,346	23,257

Industrial (7.25%)
3M Co.	244	15,689
AAR Corp. (a)	152	2,430
ABB Ltd.	351	4,523
Acciona SA	4	376
Actividades de Construccion y Servicios SA (ACS)	31	1,144
Actuant Corp.	228	4,088
Acuity Brands, Inc.	180	6,293
Advantest Corp.	55	768
Aecom Technology Corp. (a)	94	1,657
Aeroports de Paris	10	590
AGFA-Gevaert NV	51	211
Agilent Technologies, Inc. (a)	173	3,839
Albany International Corp.	150	2,184
Alfa Laval AB	68	480
Alliant Techsystems, Inc. (a)	167	13,761
Allied Waste Industries, Inc. (a)	583	6,075
Alps Electric Co. Ltd.	110	588
Alstom SA	32	1,563
Amada Co. Ltd.	130	585
Amcor Ltd.	306	1,179
Ametek, Inc.	179	5,952
Amphenol Corp.	299	8,566
Ansell Ltd.	107	896
Applied Biosystems, Inc. †	365	11,253
Aptargroup, Inc.	329	9,975
Arkansas Best Corp.	139	4,057
Arriva PLC	68	657
Asahi Glass Co. Ltd.	390	2,399
Assa Abloy AB	51	562
Astec Industries, Inc. (a)	69	1,754
Auckland International Airport	428	456
Avnet, Inc. (a)	236	3,951
BAE Systems PLC	522	2,930
Balfour Beatty PLC	123	493
BE Aerospace, Inc. (a)	435	5,598
Belden, Inc.	185	3,855
Bemis Co., Inc.	205	5,092
Benchmark Electronics, Inc. (a)	444	5,324
Bilfinger Berger AG	13	594

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Boeing Co.	362	18,922
Bombardier, Inc.	222	857
Boral Ltd.	203	608
Bouygues	42	1,776
Briggs & Stratton Corp.	283	4,460
The Brink's Co.	165	8,001
Brother Industries Ltd.	92	616
Bucyrus International, Inc.	348	8,397
Burlington Northern Santa Fe	128	11,400
Buzzi Unicem SpA	35	422
Cabcharge Australia Ltd.	103	469
CAE, Inc.	85	499
Campbell Brothers Ltd.	47	751
Canadian National Railway Co.	74	3,214
Canadian Pacific Railway Ltd.	23	1,041
Carlisle Companies, Inc.	254	5,906
Casio Computer Co. Ltd.	87	548
Central Glass Co. Ltd.	196	609
Central Japan Railway Co.	2	16,221
Ceradyne, Inc. (a)	101	2,374
CH Robinson Worldwide, Inc.	304	15,741
Charter International PLC	46	300
Checkpoint Systems, Inc. (a)	226	2,850
China Grand Forestry Resources (a)	2,661	89
Chiyoda Corp.	58	326
Cie de Saint-Gobain SA	57	2,181
Cimpor Cimentos de Portugal SG	110	505
Clarcor, Inc.	216	7,644
Cobham PLC	279	844
Cognex Corp.	235	3,765
ComfortDelgro Corp. Ltd.	802	644
Commercial Metals Co.	234	2,597
Comsys Holdings Corp.	98	684
Con-Way, Inc.	74	2,519
Cookson Group PLC	77	248
Cosco Corp. Singapore Ltd.	322	168
CRH PLC	84	1,841
CSR Ltd.	380	545
CSX Corp.	228	10,424
CTS Corp.	221	1,545
Cummins, Inc.	328	8,479
Curtiss-Wright Corp.	187	6,900
Cymer, Inc. (a)	113	2,765
Daifuku Co. Ltd.	88	464
Daiichi Chuo Kisen Kaisha	148	460
Daikin Industries Ltd.	88	1,943
Dainippon Screen Manufacturing Co.	148	309
Danaher Corp.	144	8,531
Deutsche Post AG	129	1,420
Dionex Corp. (a)	77	4,145
Disco Corp.	20	468
Dolby Laboratories, Inc. (a)	104	3,283
Donaldson Co., Inc.	358	12,584
Dover Corp.	425	13,502

See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Downer EDI Ltd.	185	600
EADS	53	874
Eagle Materials, Inc.	195	3,453
East Japan Railway Co.	2	14,069
Eastman Kodak Co.	685	6,288
Eaton Corp.	341	15,209
Ebara Corp.	227	440
Eiffage SA	8	306
EMCOR Group, Inc. (a)	352	6,255
Energizer Holdings, Inc. (a)	109	5,326
Energy Conversion Devices, Inc. (a)	216	7,374
ESCO Technologies, Inc. (a)	105	3,623
Esterline Technologies Corp. (a)	153	5,516
Expeditors International Washington, Inc.	373	12,178
Fanuc Ltd.	66	4,261
FedEx Corp.	118	7,714
Finmeccanica SpA	45	555
Finning International, Inc.	42	511
Firstgroup PLC	84	552
Fletcher Building Ltd.	162	547
Flextronics International Ltd. (a)	1,452	6,069
Flir Systems, Inc. (a)	213	6,837
Flowserve Corp.	96	5,464
FLSmidth & Co.	12	446
Fluor Corp.	308	12,298
Fomento de Construcciones y Contratas (FCC)	12	474
Forward Air Corp.	120	3,140
Foster Wheeler Ltd. (a)	246	6,740
Fuji Electric Holdings Co. Ltd.	262	372
FUJIFILM Holdings Corp.	171	3,723
Fujikura Ltd.	175	489
Funai Electric Co. Ltd.	19	241
Furukawa Electric Co. Ltd.	235	692
Futuris Corp. Ltd.	530	414
Gamesa Corporacion Tecnologica SA	27	439
Gardner Denver, Inc. (a)	284	7,276
Garmin Ltd.	90	2,021
GATX Corp.	329	9,393
General Cable Corp. (a)	248	4,236
General Dynamics Corp.	118	7,118
General Electric Co.	3,628	70,782
General Maritime Corp.	149	2,257
Genesee & Wyoming, Inc. (a)	175	5,836
Gentex Corp.	276	2,647
Glory Ltd.	41	580
Go-Ahead Group PLC	19	413
Goodrich Corp.	219	8,007
GrafTech International Ltd. (a)	737	5,977
Greif, Inc.	50	2,029
Grupo Ferrovial SA	12	367
Hamamatsu Photonics KK	35	766
Hankyu Hanshin Holdings, Inc.	423	1,975
Harsco Corp.	161	3,811
HeidelbergCement AG	7	510

                                                  See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Heidelberger Druckmaschinen AG	22	209
Hirose Electric Co. Ltd.	12	1,023
Hitachi Cable Ltd.	177	368
Hitachi Construction Machinery Co. Ltd.	30	335
Hitachi Koki Co. Ltd.	61	458
Hitachi Ltd.	1,107	5,090
Hitachi Zosen Corp. (a)	562	468
Hochtief AG	11	343
Holcim Ltd.	31	1,757
Honeywell International, Inc.	227	6,912
Hong Kong Aircraft Engineering Co. Ltd.	62	481
Horiba Ltd.	28	404
Hosiden Corp.	69	696
HOYA Corp.	143	2,545
Hubbell, Inc.	105	3,766
Ibiden Co. Ltd.	49	892
IDEX Corp.	414	9,597
IHI Corp.	488	580
Iino Kaiun Kaisha Ltd.	84	419
Imerys SA	11	498
IMI PLC	91	403
Ingersoll-Rand Co. Ltd.	71	1,310
Insituform Technologies, Inc. (a)	191	2,565
Intermec, Inc. (a)	200	2,594
Invensys PLC (a)	141	350
Itron, Inc. (a)	145	7,030
ITT Corp.	319	14,196
Jabil Circuit, Inc.	301	2,531
Jacobs Engineering Group, Inc. (a)	189	6,885
Japan Airport Terminal Co. Ltd.	62	748
Japan Steel Works Ltd.	123	849
JGC Corp.	84	874
JM AB	36	190
John Bean Technologies Corp.	49	411
Joy Global, Inc.	176	5,100
JS Group Corp.	91	1,172
Juki Corp.	125	189
Kajima Corp.	350	984
Kawasaki Heavy Industries Ltd.	518	920
Kawasaki Kisen Kaisha Ltd.	195	748
Kaydon Corp.	118	3,942
Keihan Electric Railway Co. Ltd.	305	1,384
Keihin Electric Express Railway Co. Ltd.	179	1,377
Keio Corp.	192	982
Keisei Electric Railway Co. Ltd.	213	1,027
Kemet Corp. (a)	492	290
Keyence Corp.	12	2,255
Kinden Corp.	123	1,011
Kingspan Group PLC	45	263
Kintetsu Corp.	565	2,151
Kirby Corp. (a)	86	2,952
Kitz Corp.	108	315
Komatsu Ltd.	310	3,317
Komori Corp.	47	527

                                                    See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Kone OYJ	32	711
Konica Minolta Holdings, Inc.	176	1,122
Koninklijke BAM Groep NV	37	326
Kubota Corp.	378	1,846
Kuehne & Nagel International AG	11	662
Kurita Water Industries Ltd.	37	826
Kyocera Corp.	62	3,550
Kyowa Exeo Corp.	95	918
L-3 Communications Holdings, Inc.	219	17,776
Lafarge SA	23	1,504
Landstar System, Inc.	275	10,612
Leggett & Platt, Inc.	352	6,111
Legrand SA	31	514
Leighton Holdings Ltd.	43	708
Lincoln Electric Holdings, Inc.	209	9,018
Littelfuse, Inc. (a)	93	1,735
Louisiana-Pacific Corp.	830	3,984
Mabuchi Motor Co. Ltd.	18	698
Macquarie Airports	540	768
Makino Milling Machine Co. Ltd.	81	230
Makita Corp.	48	850
MAN AG	15	735
The Manitowoc Co., Inc.	239	2,352
Martin Marietta Materials, Inc.	80	6,270
Maruichi Steel Tube Ltd.	41	918
Masco Corp.	776	7,876
Matsushita Electric Works Ltd.	120	1,022
Matthews International Corp.	129	5,757
McDermott International, Inc. (a)	388	6,646
Meggitt PLC	174	380
Methode Electronics, Inc.	213	1,617
Metso Oyj	20	264
Mettler Toledo International, Inc. (a)	63	4,822
Mine Safety Appliances Co.	90	2,430
Minebea Co. Ltd.	200	526
MISUMI Group, Inc.	64	969
Mitsubishi Electric Corp.	713	4,328
Mitsubishi Heavy Industries Ltd.	1,116	3,512
Mitsui Engineering & Shipbuilding Co. Ltd.	257	350
Mitsui OSK Lines Ltd.	397	1,995
Mitsumi Electric Co. Ltd.	28	357
Molex, Inc.	257	3,473
Monadelphous Group Ltd.	78	415
Moog, Inc. (a)	159	5,584
Mori Seiki Co. Ltd.	33	274
MTR Corp.	433	939
MTU Aero Engines Holding AG	16	318
Mueller Industries, Inc.	292	6,678
Mueller Water Products, Inc.	359	2,362
Murata Manufacturing Co. Ltd.	74	2,479
Nabtesco Corp.	72	432
Nachi-Fujikoshi Corp.	216	432
Nagoya Railroad Co. Ltd.	371	1,145
Nalco Holding Co.	272	3,841

                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Nankai Electric Railway Co. Ltd.	366	1,590
National Express Group PLC	46	422
National Instruments Corp.	237	6,020
NCI Building Systems, Inc. (a)	81	1,507
NEC Corp.	674	1,936
Neptune Orient Lines Ltd.	293	239
Newport Corp. (a)	143	1,028
Nexans SA	6	340
NGK Insulators Ltd.	98	993
Nichias Corp.	108	246
Nichicon Corp.	70	429
Nidec Corp.	40	2,026
Nikon Corp.	115	1,582
Nippon Chemi-Con Corp.	103	194
Nippon Electric Glass Co. Ltd.	122	713
Nippon Express Co. Ltd.	315	1,247
Nippon Sheet Glass Co. Ltd.	222	710
Nippon Yusen KK	406	1,920
Nishi-Nippon Railroad Co. Ltd.	301	1,100
NKT Holding A/S	10	365
Nordson Corp.	167	6,167
Norfolk Southern Corp.	114	6,833
Norsk Hydro ASA	112	466
Northrop Grumman Corp.	113	5,299
NSK Ltd.	161	641
NTN Corp.	148	541
Obayashi Corp.	239	1,143
OC Oerlikon Corp. AG (a)	2	154
Odakyu Electric Railway Co. Ltd.	206	1,489
Okuma Corp.	66	282
Old Dominion Freight Line, Inc. (a)	132	4,005
Olympus Corp.	83	1,554
Omron Corp.	78	1,082
Orbotech Ltd. (a)	191	619
Orient Overseas (International) Ltd.	91	159
OSG Corp.	77	548
Overseas Shipholding Group, Inc.	202	7,591
Owens Corning, Inc. (a)	145	2,281
Owens-Illinois, Inc. (a)	343	7,848
Pacer International, Inc.	214	2,416
Pacific Basin Shipping Ltd.	737	378
Packaging Corporation of America	179	3,013
Pall Corp.	242	6,391
Park Electrochemical Corp.	78	1,686
Parker Hannifin Corp.	330	12,794
Pentair, Inc.	203	5,611
Plexus Corp. (a)	259	4,833
Precision Castparts Corp.	60	3,889
Regal-Beloit Corp.	134	4,363
Rengo Co. Ltd.	197	1,000
Republic Services, Inc.	340	8,058
Rexam PLC	107	643
Rheinmetall AG	12	369
Rieter Holding AG	2	345

                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Rinnai Corp.	36	1,305
Rockwell Automation, Inc.	196	5,423
Rockwell Collins, Inc.	294	10,946
Rolls-Royce Group PLC	280	1,470
Roper Industries, Inc.	169	7,664
Royal Philips NV	177	3,237
Ryder System, Inc.	122	4,834
Sacyr Vallehermoso SA	23	211
Safran SA	43	542
Sagami Railway Co. Ltd.	333	1,332
Sankyu, Inc.	218	675
Sanmina-SCI Corp. (a)	4,130	3,098
Sanwa Holdings Corp.	184	603
Sanyo Electric Co. Ltd. (a)	704	1,036
Schindler Holding AG	17	733
Schneider Electric SA	37	2,202
Sealed Air Corp.	297	5,025
Seino Holdings Corp.	112	533
SembCorp. Industries Ltd.	290	469
SembCorp. Marine Ltd.	406	487
The Shaw Group, Inc. (a)	109	1,950
Sharp Corp.	363	2,531
Shima Seiki Manufacturing Ltd.	25	450
Shimizu Corp.	242	1,162
Siemens AG	131	7,923
SIG PLC	41	160
Sims Group Ltd.	47	443
Singapore Post Ltd.	1,331	633
Singapore Technologies Engineering Ltd.	447	693
Skanska AB	61	527
SMC Corp.	21	1,940
Smurfit-Stone Container Corp. (a)	503	679
Snap-On, Inc.	298	11,011
SNC-Lavalin Group, Inc.	30	789
SonoCo. Products Co.	195	4,910
Spirit Aerosystems Holdings, Inc. (a)	489	7,888
SPX Corp.	75	2,906
Stanley Electric Co. Ltd.	61	753
The Stanley Works	163	5,337
Star Micronics Co. Ltd.	37	394
Stericycle, Inc. (a)	139	8,122
STX Pan Ocean Co. Ltd.	704	366
Sumitomo Electric Industries Ltd.	252	1,990
Sumitomo Heavy Industries Ltd.	200	577
Sunpower Corp. - B Shares (a)	61	1,806
Sunpower Corp. (a)	57	2,226
Tadano Ltd.	75	324
Taiheiyo Cement Corp.	315	358
Taisei Corp.	354	798
Taiyo Yuden Co. Ltd.	50	232
Techtronic Industries Co.	917	337
Teekay Corp.	87	1,857
Teledyne Technologies, Inc. (a)	177	8,066
Teleflex, Inc.	212	11,234

                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Tenaris SA	73	712
Terex Corp. (a)	196	3,271
Tetra Tech, Inc. (a)	449	9,874
Texas Industries, Inc.	149	4,713
Textron, Inc.	72	1,274
Thales SA	19	758
THK Co. Ltd.	46	619
Thomas & Betts Corp. (a)	101	2,399
Tidewater, Inc.	97	4,230
Timken Co.	153	2,430
Titan Cement Co. SA	21	356
TNT NV	60	1,246
Tobu Railway Co. Ltd.	285	1,432
Toda Corp.	199	713
Toho Zinc Co. Ltd.	113	225
Tokyo Seimitsu Co. Ltd.	32	316
Tokyu Corp.	351	1,357
Toll Holdings Ltd.	200	795
Tomkins PLC	226	416
Toshiba Corp.	1,069	3,809
Toto Ltd.	128	873
Toyo Seikan Kaisha Ltd.	64	771
Transfield Services Ltd.	112	303
Transpacific Industries Group Ltd.	95	225
Transport International Holding Ltd.	202	485
Travis Perkins PLC	28	131
Tredegar Corp.	160	2,355
Trimble Navigation Ltd. (a)	251	5,163
Trinity Industries, Inc.	135	2,279
Tsubakimoto Chain Co.	150	410
Tyco International Ltd.	186	4,702
Ulvac, Inc.	27	496
Union Pacific Corp.	198	13,220
United Group Ltd.	68	430
United Technologies Corp.	348	19,126
URS Corp. (a)	387	11,374
Ushio, Inc.	57	760
UTi Worldwide, Inc.	140	1,646
Vallourec SA	8	887
Valmont Industries, Inc.	39	2,136
Varian, Inc. (a)	123	4,533
Venture Corp. Ltd.	108	386
Vestas Wind Systems A/S (a)	29	1,184
Vishay Intertechnology, Inc. (a)	342	1,474
Wabtec Corp.	259	10,298
Wartsila Oyj	15	378
Waste Connections, Inc. (a)	371	12,558
Waste Management, Inc.	150	4,685
Waters Corp. (a)	175	7,665
The Weir Group PLC	72	402
Werner Enterprises, Inc.	322	6,318
Wesfarmers Ltd.	230	3,292
West Japan Railway Co.	2	8,708
Wienerberger AG	16	262

                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

WorleyParsons Ltd.	65	645
Worthington Industries, Inc.	545	6,577
Yamatake Corp.	36	673
Yamato Holdings Co. Ltd.	148	1,606
Yaskawa Electric Corp.	89	381
YIT OYJ	34	210
Yokogawa Electric Corp.	80	361
YRC Worldwide, Inc. (a)	468	2,142
Zardoya Otis SA	38	716
Zebra Technologies Corp. (a)	115	2,327
Zodiac SA	15	582
		1,343,706

Technology (5.26%)
Accenture Ltd.	322	10,642
ACI Worldwide, Inc. (a)	159	2,178
Actel Corp. (a)	215	2,599
Activision Blizzard, Inc. (a)	902	11,239
Adobe Systems, Inc. (a)	249	6,633
Advanced Micro Devices, Inc. (a)	849	2,972
Advent Software, Inc. (a)	79	1,480
Affiliated Computer Services, Inc. (a)	156	6,396
Agilysys, Inc.	173	695
Altera Corp.	601	10,427
Amkor Technology, Inc. (a)	848	3,443
Ansys, Inc. (a)	366	10,479
Apple, Inc. (a)	455	48,953
Applied Materials, Inc.	767	9,902
Ariba, Inc. (a)	707	7,565
ARM Holdings PLC	362	564
ASM Pacific Technology Ltd.	118	384
ASML Holding NV	63	1,092
ATMI, Inc. (a)	144	1,751
Atos Origin SA	18	415
Autodesk, Inc. (a)	384	8,183
Autonomy Corp. PLC (a)	64	1,008
Avid Technology, Inc. (a)	170	2,521
Axcelis Technologies, Inc. (a)	699	308
BMC Software, Inc. (a)	330	8,521
Broadcom Corp. (a)	398	6,798
Broadridge Financial Solutions, Inc.	337	4,078
Brocade Communications Systems, Inc. (a)	1,130	4,260
Brooks Automation, Inc. (a)	417	2,856
CA, Inc.	182	3,240
Cabot Microelectronics Corp. (a)	100	2,873
CACI International, Inc. (a)	127	5,230
Cadence Design Systems, Inc. (a)	525	2,137
Canon, Inc.	413	14,002
Cap Gemini SA	22	703
Cerner Corp. (a)	104	3,872
CGI Group, Inc. (a)	106	846
Check Point Software Technologies Ltd. (a)	458	9,261
Citrix Systems, Inc. (a)	350	9,020
Cognizant Technology Solutions (a)	504	9,677

                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Cohu, Inc.	184	2,602
Computer Sciences Corp. (a)	387	11,672
Computershare Ltd.	166	926
Compuware Corp. (a)	640	4,083
Conexant Systems, Inc. (a)	343	532
Cree, Inc. (a)	328	6,439
CSG Systems International, Inc. (a)	250	4,158
CSK Holdings Corp.	34	279
Cypress Semiconductor Corp. (a)	226	1,132
Dassault Systemes SA	18	742
Dell, Inc. (a)	947	11,506
Diebold, Inc.	160	4,755
DSP Group, Inc. (a)	176	1,109
DST Systems, Inc. (a)	72	2,922
Dun & Bradstreet Corp.	114	8,401
Electronic Arts, Inc. (a)	134	3,053
Electronics for Imaging (a)	455	4,823
EMC Corp. (a)	1,122	13,217
Entegris, Inc. (a)	714	1,921
Fidelity National Information Services, Inc.	340	5,131
Fiserv, Inc. (a)	291	9,708
Formfactor, Inc. (a)	183	3,188
Fujitsu Ltd.	687	2,629
Hewlett-Packard Co.	1,340	51,295
HIS, Inc. (a)	44	1,557
Hutchinson Technology, Inc. (a)	149	1,019
IBM Corp.	497	46,206
Ikon Office Solutions, Inc.	612	10,545
Imation Corp.	203	2,501
Indra Sistemas SA	42	812
Infineon Technologies AG (a)	116	367
Informatica Corp. (a)	338	4,749
Insight Enterprises, Inc. (a)	399	3,882
Intel Corp.	3,026	48,416
International Rectifier Corp. (a)	118	1,822
Intersil Corp.	262	3,587
Intuit, Inc. (a)	543	13,608
Itochu Techno-Solutions Corp.	30	687
Jack Henry & Associates, Inc.	573	10,893
Kla-Tencor Corp.	264	6,138
Konami Corp.	48	837
Kulicke & Soffa Industries, Inc. (a)	325	956
Lam Research Corp. (a)	222	4,964
Lattice Semiconductor Corp. (a)	736	1,384
Lenovo Group Ltd.	1,629	477
Lexmark International, Inc. (a)	174	4,494
Linear Technology Corp.	379	8,596
LogicaCMG PLC	346	383
Logitech International SA (a)	40	596
Macrovision Solutions Corp. (a)	268	2,969
Maxim Integrated Products, Inc.	135	1,836
MEMC Electronic Materials, Inc. (a)	96	1,764
Mentor Graphics Corp. (a)	339	2,488
Metavante Technologies, Inc. (a)	267	4,478

                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Micrel, Inc.	350	2,573
Micron Technology, Inc. (a)	1,073	5,054
Micros Systems, Inc. (a)	425	7,238
Microsemi Corp. (a)	382	8,305
Microsoft Corp.	4,335	96,801
Misys PLC	224	397
NCR Corp. (a)	301	5,502
Neopost SA	7	583
NetApp, Inc. (a)	506	6,846
Nomura Research Institute Ltd.	53	848
Novell, Inc. (a)	658	3,066
Novellus Systems, Inc. (a)	195	3,081
NTT Data Corp.	1	3,248
Nuance Communications, Inc. (a)	327	2,992
Nvidia Corp. (a)	315	2,759
Obic Co. Ltd.	6	729
ON Semiconductor Corp. (a)	491	2,509
Oracle Corp. (a)	2,065	37,769
Oracle Corp. Japan	25	1,068
Otsuka Corp.	12	592
Palm, Inc. (a)	584	2,330
Parametric Technology Corp. (a)	782	10,158
Perot Systems Corp. (a)	691	9,943
Photronics, Inc. (a)	273	188
Pitney Bowes, Inc.	479	11,870
PMC - Sierra, Inc. (a)	1,690	7,909
QLogic Corp. (a)	305	3,666
Quantum Corp. (a)	1,327	385
Quest Software, Inc. (a)	435	5,764
Rambus, Inc. (a)	172	1,574
Red Hat, Inc. (a)	321	4,273
Research In Motion Ltd. (a)	72	3,647
RiCoh Co. Ltd.	244	2,544
Rohm Co. Ltd.	36	1,685
Sage Group PLC	232	646
Salesforce.com, Inc. (a)	154	4,768
SAP AG	138	4,894
SEI Investments Co.	274	4,844
Seiko Epson Corp.	54	795
Semiconductor Manufacturing, Inc. (a)	8,393	156
Semtech Corp. (a)	501	6,072
Shinko Electric Industries Co.	45	285
Silicon Image, Inc. (a)	733	3,350
Silicon Laboratories, Inc. (a)	222	5,763
SiRF Technology Holdings, Inc. (a)	480	451
Skyworks Solutions, Inc. (a)	1,264	9,012
Square Enix Co. Ltd.	38	945
SRA International, Inc. (a)	172	3,179
STMicroelectronics NV	102	833
Sun Microsystems, Inc. (a)	289	1,329
Take-Two Interactive Software, Inc. (a)	408	4,839
TDK Corp.	44	1,443
Teradata Corp. (a)	334	5,140
Teradyne, Inc. (a)	374	1,907
                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Tessera Technologies, Inc. (a)	185	3,197
Texas Instruments, Inc.	731	14,298
Tokyo Electron Ltd.	55	1,792
TomTom NV (a)	17	129
Trident Microsystems, Inc. (a)	238	431
TriQuint Semiconductor, Inc. (a)	987	4,422
Unisys Corp. (a)	2,133	3,242
Varian Semiconductor Equipment Associates, Inc. (a)	332	6,514
VeriFone Holdings, Inc. (a)	381	4,328
Western Digital Corp. (a)	450	7,425
Wincor Nixdorf AG	12	519
Wind River Systems, Inc. (a)	497	4,343
Xerox Corp.	414	3,319
Xilinx, Inc.	607	11,180
Zoran Corp. (a)	405	3,296
		975,419

Utilities (3.55%)
A2A SpA	326	592
The AES Corp. (a)	295	2,351
AGL Energy Ltd.	147	1,364
AGL Resources, Inc.	532	16,173
Algonquin Power Income Fund	45	95
Allegheny Energy, Inc.	260	7,839
Allete, Inc.	146	5,110
Alliant Energy Corp.	157	4,613
Ameren Corp.	455	14,765
American Electric Power Co., Inc.	128	4,177
Aqua America, Inc.	262	4,716
Atmos Energy Corp.	603	14,635
Avista Corp.	412	8,182
Babcock & Brown Infrastructure Group	802	101
Black Hills Corp.	299	7,550
British Energy Group PLC	158	1,882
Brookfield Infrastructure Partners LP	3	45
Canadian Utilities Ltd.	24	845
Centerpoint Energy, Inc.	560	6,451
Centrica PLC	569	2,788
China Resources Power Holdings Ltd.	421	781
Chubu Electric Power Co., Inc.	245	6,342
Chugoku Electric Power Co., Inc.	97	2,334
Cleco Corp.	412	9,480
CLP Holdings Ltd.	541	3,630
CMS Energy Corp.	440	4,510
Consolidated Edison, Inc.	86	3,726
Contact Energy Ltd.	153	646
Dominion Resources, Inc.	257	9,324
DPL, Inc.	224	5,109
DTE Energy Co.	388	13,696
Duke Energy Corp.	440	7,207
Dynegy, Inc. (a)	800	2,912
E.ON AG	321	12,390
Edison International	130	4,627
El Paso Electric Co. (a)	365	6,760

                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Electric Power Development Co.	55	1,616
Electricite de France	36	2,152
Enagas SA	45	873
Endesa SA	72	2,373
Enel SpA	650	4,324
Energen Corp.	93	3,122
Energias de Portugal SA	351	1,201
Entergy Corp.	81	6,322
Exelon Corp.	248	13,452
FirstEnergy Corp.	118	6,155
Fortis, Inc.	44	960
Fortum Oyj	68	1,665
FPL Group, Inc.	131	6,188
Gas Natural SDG SA	19	582
Gaz de France SA	198	8,744
Great Plains Energy, Inc.	363	7,057
Hawaiian Electric Industries, Inc.	641	17,063
Hokkaido Electric Power Co., Inc.	66	1,471
Hokuriku Electric Power Co.	68	1,784
Hong Kong & China Gas Co.	1,326	2,289
HongKong Electric Holdings Ltd.	435	2,315
Iberdrola SA	592	4,247
IdaCorp., Inc.	348	9,278
Integrys Energy Group, Inc.	163	7,759
International Power PLC	232	827
ITC Holdings Corp.	256	10,388
Kansai Electric Power Co., Inc.	282	7,013
Kyushu Electric Power Co., Inc.	150	3,418
MDU Resources Group, Inc.	330	6,009
National Fuel Gas Co.	138	4,994
National Grid PLC	418	4,733
Nicor, Inc.	88	4,066
NiSource, Inc.	543	7,037
Northeast Utilities	304	6,858
Northumbrian Water Group PLC	177	888
Northwest Natural Gas Co.	157	7,988
NorthWestern Corp.	654	12,779
NRG Energy, Inc. (a)	379	8,812
NSTAR	212	7,007
OGE Energy Corp.	184	5,023
Osaka Gas Co. Ltd.	704	2,458
Pennon Group PLC	87	750
Pepco Holdings, Inc.	390	8,054
PG&E Corp.	156	5,721
Piedmont Natural Gas Co.	550	18,106
Pinnacle West Capital Corp.	194	6,140
PNM Resources, Inc.	540	5,265
Portland General Electric Co.	488	10,014
PPL Corp.	160	5,251
Progress Energy, Inc.	85	3,346
Public Power Corp. SA	36	442
Public Service Enterprise Group, Inc.	174	4,898
Puget Energy, Inc.	233	5,459
Red Electrica de Espana SA	24	1,047

                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Reliant Energy, Inc. (a)	811	4,258
RWE AG	72	6,030
SCANA Corp.	206	6,779
Scottish & Southern Energy PLC	135	2,638
Sempra Energy	75	3,194
Severn Trent PLC	42	926
Shikoku Electric Power Co., Inc.	80	2,322
Sierra Pacific Resources	449	3,722
Snam Rete Gas SpA	196	990
Southern Co.	264	9,066
Southern Union Co.	128	2,204
Southwest Gas Corp.	332	8,672
TECO Energy, Inc.	407	4,697
Terna Rete Elettrica Nazionale SpA	318	1,023
Toho Gas Co. Ltd.	236	1,351
Tohoku Electric Power Co., Inc.	167	3,729
Tokyo Electric Power Co., Inc.	449	12,625
Tokyo Gas Co. Ltd.	794	3,385
TransAlta Corp.	38	763
UGI Corp.	718	17,139
Union Fenosa SA	60	1,269
Unisource Energy Corp.	280	7,722
United Utilities Group PLC	105	1,182
Vectren Corp.	516	13,003
Veolia Environnement SA	61	1,493
Westar Energy, Inc.	696	13,565
WGL Holdings, Inc.	385	12,393
Wisconsin Energy Corp.	233	10,136
Xcel Energy, Inc.	945	16,463
		658,270

Total Common Stock (Cost $ 16,496,379)		10,811,373

Investment Companies (5.56%)

BLDRS Emerging Markets 50 ADR Index Fund - ETF	7,408	202,535
iShares MSCI Emerging Markets Index Fund - ETF	25,386	647,089
Vanguard Emerging Markets ETF	7,226	182,167

Total Investment Companies (Cost $ 1,782,701)		1,031,791

Preferred Stocks (0.03%)

Bayerische Motoren Werke AG	21	422
Fresenius SE	14	897
Henkel KGaA	28	804
Ito En Ltd.	10	108
Porsche Automobil Holding SE	10	892
ProSiebenSat.1 Media AG	30	93
RWE AG	11	690
Unipol Gruppo Finanziario SpA	341	369
Volkswagen	16	1,017

                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Total Preferred Stocks (Cost $ 10,770)		5,292

Rights and Options (0.01%)

Finmeccanica SpA (a)	45	18
Sacyr Vallehermoso SA (a)	23	15
Suez Environnement SA (a)	176	805

Total Rights and Options (Cost $ 1,135)		838

U.S. Treasury Obligations (18.81%)

U.S. Treasury Bonds (3.51%)
6.25%, 8/15/23	379,000	433,896
5.00%, 5/15/37	197,000	216,977
		650,873

U.S. Treasury Notes (15.30%)
6.50%, 2/15/10	533,000	566,396
2.13%, 4/30/10	98,000	99,087
5.00%, 8/15/11	491,000	536,839
4.38%, 8/15/12	281,000	304,687
4.25%, 8/15/13	393,000	420,725
4.75%, 5/15/14	491,000	538,758
4.50%, 11/15/15	175,000	185,131
4.75%, 8/15/17	175,000	185,227
		2,836,850

Total U.S. Treasury Obligations (Cost $ 3,511,467)		3,487,723

Money Markets (17.52%)

American Beacon Money Market Fund (b)	2,135,962	2,135,962
Dreyfus Cash Management	114,343	114,343
Dreyfus Cash Management Plus	173,594	173,594
Federated Government Obligation Fund	824,218	824,218

Total Money Markets (Cost $ 3,248,117)		3,248,117

Total Investments
(Cost $ 25,050,569) (c) 100.24%		18,585,134

Liabilities in excess of other assets (0.24%)		(43,699)

NET ASSETS 100.00%	$ 18,541,435

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $2,135,962 represents 11.52% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund

                                                                                                  See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks (64.72%)

Basic Materials (3.17%)
Acerinox SA	50	$ 622
Agnico-Eagle Mines Ltd.	31	856
Agrium, Inc.	31	1,188
Air Products & Chemicals, Inc.	77	4,476
Air Water, Inc.	110	1,013
Airgas, Inc.	125	4,795
AK Steel Holding Corp.	209	2,909
Akzo Nobel NV	50	2,066
Albemarle Corp.	167	4,066
Alcoa, Inc.	338	3,890
Allegheny Technologies, Inc.	203	5,388
Alumina Ltd.	474	668
Anglo American PLC	677	16,692
Antofagasta PLC	89	544
ArcelorMittal	143	3,655
Arkema, Inc.	20	454
Asahi Kasei Corp.	559	2,060
Ashland, Inc.	132	2,982
Barrick Gold Corp.	160	3,660
BASF SE	186	6,283
Bayer AG	142	7,980
BHP Billiton Ltd.	1,340	24,917
BHP Billiton PLC	440	7,457
BlueScope Steel Ltd.	296	867
Cabot Corp.	138	3,650
Cameco Corp.	62	1,015
Carpenter Technology Corp.	251	4,543
Celanese Corp.	443	6,140
CF Industries Holdings, Inc.	95	6,098
Chemtura Corp.	554	958
Ciba Specialty Chemicals AG	21	872
Citic Pacific Ltd.	299	234
Clariant AG	84	518
Cliffs Natural Resources, Inc.	146	3,941
Coeur d'Alene Mines Corp. (a)	3,155	2,272
Cytec Industries, Inc.	277	7,845
Daicel Chemical Industries Ltd.	196	700
Daido Steel Co. Ltd.	180	557
Dainippon Ink and Chemicals, Inc.	334	529
Denki Kagaku Kogyo K K	262	564
Domtar Corp. (a)	1,442	3,576
Dow Chemical Co.	387	10,321
Dowa Holdings Co. Ltd.	121	355
Eastman Chemical Co.	241	9,734
Ecolab, Inc.	374	13,935
EI Du Pont de Nemours & Co.	357	11,424
Ferro Corp.	428	6,625
First Quantum Minerals Ltd.	14	295

                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

FMC Corp.	209	9,100
FNX Mining Co., Inc. (a)	43	177
Fortescue Metals Group Ltd. (a)	460	902
Givaudan SA	1	680
Gold Corp., Inc.	131	2,451
HB Fuller Co.	532	9,400
Hercules, Inc.	872	14,658
Hitachi Chemical Co. Ltd.	62	623
Hitachi Metals Ltd.	108	795
Hokuetsu Paper Mills Ltd.	250	919
HudBay Minerals, Inc. (a)	54	244
Huntsman Corp.	213	2,151
Iamgold Corp.	159	528
Iluka Resources Ltd.	256	612
Inmet Mining Corp.	15	337
International Flavors & Fragra, Inc.	197	6,280
International Paper Co.	168	2,893
Ivanhoe Mines Ltd. (a)	91	238
JFE Holdings, Inc.	244	6,056
Johnson Matthey PLC	41	615
JSR Corp.	85	943
K+S AG	36	1,413
Kaneka Corp.	160	739
Kansai Paint Co. Ltd.	151	822
Kazakhmys PLC	51	234
Kingboard Chemical Holdings Ltd.	236	456
Kinross Gold Corp.	110	1,146
Kloeckner & Co. AG	17	251
Kobe Steel Ltd.	1,241	1,965
Koninklijke DSM NV	38	1,051
Lanxess AG	24	365
Lee & Man Paper Manufacturing Ltd.	303	96
Lihir Gold Ltd. (a)	728	943
Linde AG	23	1,940
Lonmin PLC	18	332
Lonza Group AG	14	1,158
Lubrizol Corp.	210	7,892
Lundin Mining Corp. (a)	102	110
MeadWestvaco Corp.	535	7,506
Minara Resources Ltd.	241	167
Minerals Technologies, Inc.	94	5,335
Mitsubishi Chemical Holdings Co.	548	2,169
Mitsubishi Gas Chemical Co., Inc.	185	667
Mitsubishi Materials Corp.	499	1,099
Mitsui Chemicals, Inc.	313	1,064
Mitsui Mining & Smelting Co. Ltd	271	484
Monsanto Co.	338	30,075
Mosaic Co.	89	3,507
Neenah Paper, Inc.	74	668
Newcrest Mining Ltd.	132	1,824
Newmont Mining Corp.	221	5,821
Newmont Mining Corp. of Canada	31	813

                                                    See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Nine Dragons Paper Holdings Ltd.	465	77
Nippon Kayaku Co. Ltd.	150	665
Nippon Light Metal Co. Ltd.	504	466
Nippon Paint Co. Ltd.	259	973
Nippon Shokubai Co. Ltd.	148	843
Nippon Steel Corp.	2,654	8,729
Nippon Yakin Kogyo Co. Ltd.	111	301
Nissan Chemical Industries Ltd.	105	827
Nisshin Steel Co. Ltd.	338	443
Nitto Denko Corp.	66	1,434
Norske Skogindustrier ASA	93	318
Nova Chemicals Corp.	34	442
Nucor Corp.	159	6,441
Nufarm Ltd.	117	848
OJI Paper Co. Ltd.	404	1,530
Olin Corp.	603	10,950
OM Group, Inc. (a)	92	1,963
OneSteel Ltd.	461	1,057
Orica Ltd.	125	1,607
Osaka Titanium Technologies Co.	15	383
Outokumpu OYJ	42	434
Oxiana Ltd.	1,242	780
Pacific Metals Co. Ltd.	74	318
Paladin Energy Ltd. (a)	213	321
PaperlinX Ltd.	484	450
Plum Creek Timber Co., Inc.	502	18,715
Potash Corporation of Saskatchewan, Inc.	54	3,821
PPG Industries, Inc.	60	2,975
Praxair, Inc.	167	10,880
Rautaruukki OYJ	20	325
Rayonier, Inc.	182	6,021
Rio Tinto Ltd.	130	6,702
Rio Tinto PLC	189	8,712
Rohm & Haas Co.	393	27,648
RPM International, Inc.	1,028	14,598
RTI International Metals, Inc. (a)	116	1,832
Salzgitter AG	8	533
Schulman A, Inc.	168	3,009
Sensient Technologies Corp.	412	10,395
SGL Carbon AG (a)	25	495
Shin-Etsu Chemical Co. Ltd.	163	8,389
Showa Denko KK	470	692
Sigma-Aldrich Corp.	239	10,483
Solvac SA	7	710
Solvay SA	11	1,019
Ssab Svenskt Stal AB	36	358
Stillwater Mining Co. (a)	339	1,342
Stora Enso Oyj	106	981
Sumitomo Bakelite Co. Ltd.	183	659
Sumitomo Chemical Co. Ltd.	660	1,963
Sumitomo Forestry Co. Ltd.	141	902
Sumitomo Metal Industries Ltd.	1,757	4,405

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sumitomo Metal Mining Co. Ltd.	230	1,683
Syngenta AG	18	3,351
Taiyo Nippon Sanso Corp.	153	947
Teck Cominco Ltd.	88	876
ThyssenKrupp AG	72	1,362
Titanium Metals Corp.	169	1,573
Tokai Carbon Co. Ltd.	119	608
Tokuyama Corp.	103	508
Tokyo Steel Manufacturing Co.	80	607
Tosoh Corp.	240	463
UBE Industries Ltd.	434	885
Umicore Group	30	534
United States Steel Corp.	309	11,396
UPM-Kymmene Oyj	99	1,395
Uranium One, Inc. (a)	113	96
USEC, Inc. (a)	789	3,259
Valspar Corp.	830	16,974
Vedanta Resources PLC	36	492
Voestalpine AG	20	484
Vulcan Materials Co.	230	12,484
Wacker Chemie AG	5	550
Wausau Paper Corp.	343	3,176
Weyerhaeuser Co.	84	3,210
WR Grace & Co. (a)	177	1,595
Xstrata PLC	116	1,970
Yamana Gold, Inc.	118	563
Yamato Kogyo Co. Ltd.	27	621
Yara International ASA	48	992
Zeon Corp.	124	349
Zep, Inc.	108	2,272
		615,342

Communications (5.44%)
3Com Corp. (a)	928	2,533
Adaptec, Inc. (a)	760	2,440
ADC Telecommunications, Inc. (a)	305	1,934
AH Belo Corp.	133	440
Akamai Technologies, Inc. (a)	330	4,745
Alcatel-Lucent	430	1,101
Amazon.Com, Inc. (a)	189	10,818
American Tower Corp. (a)	215	6,947
Anixter International, Inc. (a)	209	7,024
APN News & Media Ltd.	266	426
Arris Group, Inc. (a)	920	6,357
AT&T, Inc.	2,559	68,504
Atheros Communications, Inc. (a)	170	3,055
Avocent Corp. (a)	212	3,184
BCE, Inc.	151	4,390
Belgacom SA	32	1,090
Belo Corp.	665	1,416
Black Box Corp.	121	3,680
British Sky Broadcasting Group PLC	202	1,231

                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

BT Group PLC	1,608	2,979
Cable & Wireless PLC	458	906
Cablevision Systems Corp.	411	7,287
CBS Corp.	181	1,758
CenturyTel, Inc.	326	8,186
Charter Communications, Inc. (a)	1,874	825
China Mobile Ltd.	1,664	14,557
China Unicom Ltd.	3,558	5,050
Ciena Corp. (a)	530	5,093
Cincinnati Bell, Inc. (a)	2,284	5,459
Cisco Systems, Inc. (a)	3,587	63,741
Comcast Corp. - A Shares	1,198	18,880
Comcast Corp. - SPL	572	8,820
CommScope, Inc. (a)	416	6,119
Consolidated Media Holdings Ltd.	174	238
Corning, Inc.	977	10,581
Crown Castle International Corp. (a)	578	12,236
CTC Media, Inc. (a)	49	363
Daily Mail & General Trust PLC	89	417
Dentsu, Inc.	1	1,605
Deutsche Telekom AG	558	8,334
Digital River, Inc. (a)	199	4,931
DIRECTV Group, Inc. (a)	460	10,069
Discovery Communications, Inc. - A Shares (a)	407	5,551
Discovery Communications, Inc. - C Shares (a)	407	5,421
DISH Network Corp. (a)	435	6,847
eAccess Ltd.	2	919
Earthlink, Inc. (a)	832	5,741
eBay, Inc. (a)	729	11,132
EchoStar Corp. (a)	150	2,913
Elisa OYJ	46	690
Embarq Corp.	417	12,510
Entercom Communications Corp.	224	150
Equinix, Inc. (a)	166	10,362
Ericsson	551	3,833
Expedia, Inc. (a)	628	5,972
Extreme Networks (a)	873	1,606
F5 Networks, Inc. (a)	537	13,328
Factset Research Systems, Inc.	88	3,414
Fairfax Media Ltd.	544	694
Fairpoint Communications, Inc.	20	80
Foxconn International Holdings Ltd. (a)	746	265
France Telecom SA	328	8,234
Frontier Communications Corp.	814	6,195
Gannett Co., Inc.	588	6,468
Gestevision Telecinco SA	48	383
GN Store Nord AS	110	239
Google, Inc. (a)	140	50,310
Hakuhodo DY Holdings, Inc.	20	901
Harmonic, Inc. (a)	874	6,214
Harris Corp.	290	10,426
Harte-Hanks, Inc.	371	2,604

                                                                See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Hellenic Telecommunications Organisation SA	56	788
HLTH Corp. (a)	268	2,222
Hutchison Telecommunications, Inc. (a)	1,048	1,133
IAC/InteractiveCorp. (a)	247	4,140
Idearc, Inc.	351	133
IDT Corp. (a)	386	394
Informa PLC	122	413
InterDigital, Inc. (a)	321	6,991
Interpublic Group of Companies, Inc. (a)	1,189	6,171
Interwoven, Inc. (a)	267	3,367
ITV PLC	630	302
j2 Global Communications, Inc. (a)	245	3,949
JDS Uniphase Corp. (a)	423	2,310
John Wiley & Sons, Inc.	322	11,199
Juniper Networks, Inc. (a)	283	5,303
Jupiter Telecommunications Co.	2	1,340
KDDI Corp.	1	5,908
Lagardere SCA	23	909
Lamar Advertising Co. (a)	142	2,154
Leap Wireless International, Inc. (a)	101	2,832
Lee Enterprises, Inc.	269	673
Liberty Global, Inc. - A Shares (a)	224	3,694
Liberty Global, Inc. - C Shares (a)	216	3,491
Liberty Media Corp. - Capital † (a)	68	463
Liberty Media Corp. - Interactive † (a)	323	1,576
Liberty Media Corp. (Entertainment) † (a)	272	4,379
Manitoba Telecom Services, Inc.	30	1,061
Matsui Securities Co. Ltd.	157	998
McAfee, Inc. (a)	310	10,091
McClatchy Co.	388	1,191
The McGraw-Hill Companies, Inc.	178	4,778
Media General, Inc.	146	1,114
Mediaset SpA	134	725
Meredith Corp.	255	4,939
Modern Times Group AB	21	446
NetFlix, Inc. (a)	275	6,809
NeuStar, Inc. (a)	154	3,034
The New York Times Co.	344	3,440
News Corp. - A Shares	1,148	12,215
News Corp. - B Shares	228	2,421
NII Holdings, Inc. (a)	360	9,274
Nippon Telegraph & Telephone Corp.	2	7,958
Nokia OYJ	731	11,346
NTT DoCoMo, Inc.	7	11,014
NutriSystem, Inc.	157	2,222
Oki Electric Industry Co. Ltd.	679	551
PagesJaunes Groupe	65	614
PCCW Ltd.	2,113	791
Pearson PLC	150	1,468
Plantronics, Inc.	432	6,238
Polycom, Inc. (a)	180	3,782
Portugal Telecom SGPS SA	173	1,134

                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Priceline.com, Inc. (a)	73	3,842
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	24	122
Publicis Groupe SA	30	675
Qualcomm, Inc.	1,005	38,451
Radio One, Inc. (a)	703	56
Rakuten, Inc.	4	1,963
RCN Corp. (a)	191	1,232
RealNetworks, Inc. (a)	762	3,261
Reed Elsevier NV	99	1,317
Reed Elsevier PLC	205	1,798
RF Micro Devices, Inc. (a)	2,565	5,104
RH Donnelley Corp. (a)	141	120
Rogers Communications, Inc.	88	2,556
Royal KPN NV	338	4,731
S1 Corp. (a)	396	2,483
Sanoma-Wsoy Oyj	41	626
SAVVIS, Inc. (a)	136	1,170
SBA Communications Corp. (a)	617	12,951
SBI Holdings, Inc./Japan	7	819
Seat Pagine Gialle SpA	2,340	203
Seek Ltd.	181	397
SES SA	66	1,181
Seven Network Ltd.	136	565
Shaw Communications, Inc.	72	1,262
Sinclair Broadcast Group, Inc.	336	1,085
Singapore Press Holdings Ltd.	629	1,357
Singapore Telecommunications Ltd.	2,114	3,464
Sirius XM Radio, Inc. (a)	2,824	955
Societe Television Francaise 1	39	496
Softbank Corp.	286	2,758
SonicWALL, Inc. (a)	440	1,971
Sonus Networks, Inc. (a)	1,561	3,450
Sprint Nextel Corp.	1,076	3,368
Swisscom AG	4	1,217
Sycamore Networks, Inc. (a)	1,250	4,175
Symantec Corp. (a)	473	5,950
Tandberg ASA	57	701
Tekelec (a)	476	6,040
Tele2 AB - B shares	74	624
Telecom Corp. of New Zealand Ltd.	718	982
Telecom Italia RNC	1,120	933
Telecom Italia SpA	2,041	2,328
Telefonica SA	803	14,755
Telekom Austria AG	62	758
Telenor ASA	144	853
Telephone & Data Systems, Inc.	100	2,685
Telephone & Data Systems, Inc. - Special Common Shares	101	2,767
Television Broadcasts Ltd.	191	522
TeliaSonera AB	343	1,494
Tellabs, Inc. (a)	957	4,058
Telstra Corp. Ltd.	1,491	4,081
Telus Corp.	33	1,166

                                                                     See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Telus Corp. - Non Voting Shares	30	979
Tencent Holdings Ltd.	294	2,086
Thomson Corp.	35	824
Thomson Reuters PLC	37	639
Tibco Software, Inc. (a)	1,448	7,457
Time Warner, Inc.	2,189	22,087
Trend Micro, Inc.	43	1,026
Trinity Mirror PLC	126	70
TW Telecom, Inc. (a)	285	2,018
United Internet AG	73	660
United Online, Inc.	441	3,263
US Cellular Corp. (a)	33	1,264
Valueclick, Inc. (a)	664	4,914
VeriSign, Inc. (a)	422	8,946
Verizon Communications, Inc.	1,230	36,494
Viacom, Inc. (a)	301	6,086
Vignette Corp. (a)	196	1,592
Virgin Media, Inc.	542	3,122
Vivendi SA	215	5,590
Vodafone Group PLC	12,349	23,670
VTech Holdings Ltd.	146	541
The Walt Disney Co.	1,023	26,496
The Washington Post Co.	12	5,122
Websense, Inc. (a)	214	4,177
West Australian Newspapers Holdings Ltd.	107	437
Windstream Corp.	1,379	10,356
Wolters Kluwer NV	57	1,004
WPP Group PLC	228	1,376
Yahoo! Japan Corp.	6	1,940
Yahoo!, Inc. (a)	805	10,320
Yell Group PLC	145	143
Yellow Pages Income Fund	104	756
		1,056,372

Consumer, Cyclical (6.93%)
99 Cents Only Stores (a)	412	5,026
Abercrombie & Fitch Co.	171	4,952
Accor SA	38	1,469
AcCordia Golf Co. Ltd.	1	645
Adidas AG	38	1,314
Advance Auto Parts, Inc.	124	3,869
Aeon Co. Ltd.	319	2,995
Aeropostale, Inc. (a)	516	12,492
Air France-KLM	36	515
Aisin Seiki Co. Ltd.	83	1,418
Alaska Air Group, Inc. (a)	383	9,460
Alimentation Couche Tard, Inc.	67	904
All Nippon Airways Co. Ltd.	347	1,314
American Axle & Manufacturing Holdings, Inc.	463	1,662
AMR Corp. (a)	585	5,973
Aoyama Trading Co. Ltd.	46	528
Arcandor AG (a)	42	102

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Aristocrat Leisure Ltd.	191	482
ArvinMeritor, Inc.	724	4,286
Ascent Media Corp. - A Shares (a)	40	1,012
Asics Corp.	96	596
AutoNation, Inc. (a)	343	2,356
Autozone, Inc. (a)	89	11,329
Bally Technologies, Inc. (a)	284	6,291
Barratt Developments PLC	69	86
Bayerische Motoren Werke AG	60	1,540
Bed Bath & Beyond, Inc. (a)	604	15,565
Bellway PLC	52	451
Berkeley Group Holdings PLC	39	468
Best Buy Co., Inc.	205	5,496
Big Lots, Inc. (a)	518	12,655
Billabong International Ltd.	94	744
BJ's Wholesale Club, Inc. (a)	154	5,421
Blockbuster, Inc. (a)	1,033	1,570
Bob Evans Farms, Inc.	243	5,074
Borders Group, Inc.	398	1,349
BorgWarner, Inc.	228	5,123
Boyd Gaming Corp.	113	768
Bridgestone Corp.	284	4,872
Brightpoint, Inc. (a)	385	2,218
Brinker International, Inc.	267	2,483
British Airways PLC	162	355
Brown Shoe Co., Inc.	187	1,971
Brunswick Corp.	473	1,641
Burberry Group PLC	101	447
Callaway Golf Co.	584	6,109
Canadian Tire Corp. Ltd.	17	646
Canon Marketing Japan, Inc.	72	1,193
Carmax, Inc. (a)	439	4,662
Carnival Corp.	134	3,404
Carnival PLC	32	698
Carphone Warehouse Group PLC	180	388
Casey's General Stores, Inc.	367	11,083
Cathay Pacific Airways Ltd.	498	600
The Cato Corp.	208	3,228
Centex Corp.	124	1,519
Charming Shoppes, Inc. (a)	831	914
The Cheesecake Factory (a)	458	4,030
Chico's FAS, Inc. (a)	1,460	4,964
China Travel International Investment Ltd.	1,955	270
Choice Hotels International, Inc.	76	2,078
Christian Dior SA	10	602
Christopher & Banks Corp.	278	1,451
Cintas Corp.	339	8,034
Circuit City Stores, Inc.	1,280	333
Citizen Holdings Co. Ltd.	151	823
Coach, Inc. (a)	204	4,202
Compagnie Financiere Richemont SA - A Shares	97	2,038
Compass Group PLC	371	1,718

                                                            See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Continental AG	27	1,167
Continental Airlines, Inc. (a)	245	4,635
Cooper Tire & Rubber Co.	421	3,212
Copart, Inc. (a)	379	13,227
Costco Wholesale Corp.	230	13,112
Crocs, Inc. (a)	137	344
Crown Ltd.	174	774
CVS Caremark Corp.	839	25,715
Daihatsu Motor Co. Ltd.	128	938
Daimler AG	179	6,197
Daiwa House Industry Co. Ltd.	239	2,079
Darden Restaurants, Inc.	336	7,449
David Jones Ltd.	266	543
Deckers Outdoor Corp. (a)	74	6,280
Denso Corp.	209	3,954
Denway Motors Ltd.	2,788	673
Deutsche Lufthansa AG	46	644
Dick's Sporting Goods, Inc. (a)	458	7,017
Dillard's, Inc.	630	3,358
DineEquity, Inc.	83	1,496
DR Horton, Inc.	647	4,775
Dress Barn, Inc. (a)	349	3,336
DSG International PLC	412	214
Esprit Holdings Ltd.	413	2,291
Ethan Allen Interiors, Inc.	208	3,721
Family Dollar Stores, Inc.	348	9,365
FamilyMart Co. Ltd.	50	1,964
Fast Retailing Co. Ltd.	31	3,229
Fastenal Co.	276	11,112
Fiat SpA	130	1,021
Finish Line, Inc	38	364
Foot Locker, Inc.	374	5,468
Ford Motor Co. (a)	946	2,072
Fossil, Inc. (a)	282	5,118
Fred's, Inc.	357	4,373
Fuji Heavy Industries Ltd.	279	952
Furniture Brands International, Inc.	327	1,861
Futaba Industrial Co. Ltd.	53	320
Galaxy Entertainment Group Ltd. (a)	1,284	93
GameStop Corp. (a)	312	8,546
Gaylord Entertainment Co. (a)	202	4,325
General Motors Corp.	189	1,092
Genesco, Inc. (a)	114	2,828
Genuine Parts Co.	489	19,242
Gildan Activewear, Inc. (a)	38	886
GKN PLC	167	319
GOME Electrical Appliances Holdings Ltd.	3,236	626
Grafton Group PLC	94	293
Green Hospital Supply, Inc.	1	332
Group 1 Automotive, Inc.	187	1,879
Guess ?, Inc.	91	1,981
Gunze Ltd.	240	782

                                                                See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Gymboree Corp. (a)	155	4,008
H2O Retailing Corp.	135	824
Harman International Industries, Inc.	136	2,498
Harvey Norman Holdings Ltd.	353	605
Hasbro, Inc.	337	9,797
Haseko Corp.	491	434
Hennes & Mauritz AB	91	3,236
Herman Miller, Inc.	82	1,804
Hermes International SA	14	1,802
Hino Motors Ltd.	186	419
Hitachi High-Technologies Corp.	54	862
HNI Corp.	160	2,931
Home Depot, Inc.	664	15,664
Home Retail Group PLC	163	516
Honda Motor Co. Ltd.	910	22,169
The Hongkong & Shanghai Hotels Ltd.	780	726
HOT Topic, Inc. (a)	428	2,773
HSN, Inc. (a)	98	603
Iberia Lineas Aereas de Espana SA	276	647
Inchcape PLC	138	175
Inditex SA	47	1,579
Ingram Micro, Inc. (a)	347	4,626
Interface, Inc.	273	1,925
International Game Technology	170	2,380
International Speedway Corp.	154	4,834
Interval Leisure Group, Inc. (a)	98	711
Isetan Mitsukoshi Holdings Ltd.	183	1,690
Isuzu Motors Ltd.	621	1,059
Itochu Corp.	632	3,246
Izumi Co. Ltd.	82	1,050
J Crew Group, Inc. (a)	297	6,014
J Front Retailing Co. Ltd.	325	1,419
Jack in the Box, Inc. (a)	316	6,352
Jakks Pacific, Inc. (a)	187	4,183
Japan Airlines Corp.	672	1,514
Jardine Cycle & Carriage Ltd.	123	768
JC Penney Co., Inc.	499	11,936
JetBlue Airways Corp. (a)	1,260	6,993
Johnson Controls, Inc.	183	3,245
Jones Apparel Group, Inc.	480	5,333
JTEKT Corp.	90	672
Kesa Electricals PLC	199	255
Kingfisher PLC	437	802
Kohl's Corp. (a)	148	5,199
Koito Manufacturing Co. Ltd.	112	857
K's Holdings Corp.	48	784
Kuraray Co. Ltd.	147	1,091
Ladbrokes PLC	157	399
Las Vegas Sands Corp. (a)	54	766
Lawson, Inc.	38	1,840
La-Z-Boy, Inc.	445	2,572
Lear Corp. (a)	583	1,172

                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Li & Fung Ltd.	871	1,708
Li Ning Co. Ltd.	546	656
Life Time Fitness, Inc. (a)	233	4,436
Lifestyle International Holdings Ltd.	650	419
Limited Brands, Inc.	772	9,249
Liz Claiborne, Inc.	242	1,972
LKQ Corp. (a)	240	2,746
Lowe's Companies, Inc.	819	17,772
Macy's, Inc.	136	1,671
Magna International, Inc.	20	671
Marks & Spencer Group PLC	317	1,117
Marriott International, Inc.	176	3,673
Marubeni Corp.	641	2,420
Marui Group Co. Ltd.	134	796
Marvel Entertainment, Inc. (a)	135	4,346
Matsushita Electric Industrial Co. Ltd.	857	13,153
Mattel, Inc.	1,074	16,131
Mazda Motor Corp.	373	806
McDonald's Corp.	467	27,053
Men's Wearhouse, Inc.	238	3,639
MGM Mirage (a)	62	1,021
Michelin	27	1,380
Mitchells & Butlers PLC	84	211
Mitsubishi Corp.	791	12,871
Mitsubishi Logistics Corp.	89	788
Mitsubishi Motors Corp. (a)	1,550	2,108
Mitsubishi Rayon Co. Ltd.	239	502
Mitsui & Co. Ltd.	684	6,429
Modine Manufacturing Co.	170	1,258
Mohawk Industries, Inc. (a)	140	6,773
Monaco Coach Corp.	125	275
MSC Industrial Direct Co.	315	11,296
Nagase & Co. Ltd.	105	896
Namco Bandai Holdings, Inc.	98	993
Newell Rubbermaid, Inc.	763	10,491
Next PLC	42	712
NGK Spark Plug Co. Ltd.	77	720
NHK Spring Co. Ltd.	145	570
Nintendo Co. Ltd.	46	14,288
Nippon Seiki Co. Ltd.	48	312
Nissan Motor Co. Ltd.	1,006	5,034
Nisshinbo Industries, Inc.	106	600
Nissin Kogyo Co. Ltd.	44	397
Nitori Co. Ltd.	25	1,553
NOK Corp.	64	600
Nokian Renkaat OYJ	39	508
Nordstrom, Inc.	242	4,378
Nu Skin Enterprises, Inc.	349	4,499
OfficeMax, Inc.	619	4,983
Onward Holdings Co. Ltd.	110	785
OPAP SA	39	848
O'Reilly Automotive, Inc. (a)	226	6,127

                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Orient-Express Hotels Ltd.	281	3,456
Oshkosh Truck Corp.	146	1,118
Pacific Sunwear Of California (a)	693	2,370
Panera Bread Co. (a)	147	6,633
Parkson Retail Group Ltd. (a)	870	1,201
Penn National Gaming, Inc. (a)	151	2,908
PEP Boys-Manny Moe & Jack	274	1,321
Persimmon PLC	56	270
PetSmart, Inc.	235	4,627
Peugeot SA	30	795
PF Chang's China Bistro, Inc. (a)	119	2,435
Phillips-Van Heusen Corp.	375	9,191
Pier 1 Imports, Inc. (a)	614	847
Pinnacle Entertainment, Inc. (a)	287	1,607
Pioneer Corp.	97	280
Pirelli & C SpA	1,149	403
Polo Ralph Lauren Corp.	116	5,472
Pool Corp.	242	4,213
PPR	14	885
Praktiker Bau-und Heimwerkerm AG	30	238
Puma AG Rudolf Dassler Sport	3	505
Punch Taverns PLC	56	142
Qantas Airways Ltd.	388	624
Quiksilver, Inc. (a)	1,209	3,131
RadioShack Corp.	325	4,115
Reece Australia Ltd.	56	651
Regal Entertainment Group	689	8,847
Regis Corp.	226	2,796
Renault SA	37	1,125
Rite Aid Corp. (a)	1,816	881
RONA, Inc. (a)	62	605
Ross Stores, Inc.	352	11,507
Royal Caribbean Cruises Ltd.	397	5,383
Ruby Tuesday, Inc. (a)	396	954
Ryland Group, Inc.	323	6,069
Ryohin Keikaku Co. Ltd.	22	1,034
Saks, Inc. (a)	1,062	6,372
Sally Beauty Holdings, Inc. (a)	646	3,282
Sankyo Co. Ltd.	33	1,447
Scientific Games Corp. (a)	143	2,574
Sears Holdings Corp. (a)	28	1,617
Sega Sammy Holdings, Inc.	91	677
Sekisui Chemical Co. Ltd.	198	1,138
Sekisui House Ltd.	229	2,243
Select Comfort Corp. (a)	239	115
Seven & I Holdings Co. Ltd.	559	15,406
Shangri-La Asia Ltd.	563	779
Shimachu Co. Ltd.	46	1,027
Shimamura Co. Ltd.	14	961
Shimano, Inc.	41	1,161
Shoppers Drug Mart Corp.	40	1,541
Singapore Airlines Ltd.	200	1,494

                                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Sky City Entertainment Group Ltd.	370	711
Skywest, Inc.	460	7,089
Sodexho Alliance SA	20	956
Sojitz Corp.	376	611
Sony Corp.	398	8,969
Southwest Airlines Co.	406	4,783
Staples, Inc.	348	6,762
Starbucks Corp. (a)	408	5,357
Starwood Hotels & Resorts Worldwide, Inc.	335	7,551
Steelcase, Inc.	316	2,939
Sumitomo Corp.	499	4,275
Sumitomo Rubber Industries, Inc.	109	950
The Sumitomo Warehouse Co. Ltd.	212	846
Superior Industries International, Inc.	137	1,959
Suzuki Motor Corp.	180	2,565
Swatch Group AG BR	6	931
Swatch Group AG REG	22	626
TABCorp. Holdings Ltd.	216	983
Takashimaya Co. Ltd.	124	935
Takata Corp.	39	278
Talbots, Inc.	131	1,285
Target Corp.	459	18,415
Tatts Group Ltd.	505	839
Taylor Wimpey PLC	213	34
Tech Data Corp. (a)	478	10,253
Teijin Ltd.	370	939
Thomson	79	110
Tim Hortons, Inc.	43	1,076
Timberland Co. (a)	206	2,493
TJX Companies, Inc.	242	6,476
Toho Co. Ltd.	71	1,327
Tokai Rika Co. Ltd.	49	488
Toll Brothers, Inc. (a)	319	7,375
Toray Industries, Inc.	559	2,559
Toro Co.	259	8,713
Toyobo Co. Ltd.	485	674
Toyoda Gosei Co. Ltd.	41	566
Toyota Boshoku Corp.	50	436
Toyota Industries Corp.	89	1,978
Toyota Motor Corp.	1,434	54,294
Toyota Tsusho Corp.	92	860
Tractor Supply Co. (a)	168	6,982
TUI AG	46	557
TUI Travel PLC	212	643
UAL Corp. (a)	152	2,213
Under Armour, Inc. (a)	148	3,848
United Stationers, Inc. (a)	140	5,235
UNY Co. Ltd.	123	938
Urban Outfitters, Inc. (a)	230	5,000
US Airways Group, Inc. (a)	214	2,170
USS Co. Ltd.	20	1,218
Vail Resorts, Inc. (a)	156	5,189

                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Valeo SA	25	433
VF Corp.	223	12,287
Virgin Blue Holdings Ltd.	241	55
Volkswagen AG	26	15,741
Wabash National Corp.	177	1,076
Wacoal Holdings Corp.	106	1,132
Walgreen Co.	611	15,556
Wal-Mart Stores, Inc.	1,050	58,601
Watsco, Inc.	116	4,766
Wendy's/Arby's Group, Inc.	1,266	4,583
Wesco International, Inc. (a)	176	3,499
Whirlpool Corp.	200	9,330
William Hill PLC	106	326
Williams-Sonoma, Inc.	113	936
WMS Industries, Inc. (a)	301	7,525
Wolseley PLC	123	669
Wolverine World Wide, Inc.	485	11,398
World Fuel Services Corp.	141	3,022
WW Grainger, Inc.	150	11,786
Wyndham Worldwide Corp.	457	3,743
Wynn Resorts Ltd. (a)	51	3,080
Yamada Denki Co. Ltd.	36	1,918
Yamaha Corp.	82	774
Yamaha Motor Co. Ltd.	87	941
The Yokohama Rubber Co. Ltd.	182	870
Yum! Brands, Inc.	273	7,921
Zale Corp. (a)	331	5,648
		1,345,615

Consumer, Non-cyclical (7.24%)
ABB Grain Ltd.	168	921
ABC Learning Centres Ltd.	232	83
Abertis Infraestructuras SA	46	785
ACCO Brands Corp. (a)	413	1,165
Adecco SA	23	796
Administaff, Inc.	125	2,499
Aggreko PLC	117	816
Ajinomoto Co., Inc.	259	2,201
Alberto-Culver Co.	216	5,558
Alexion Pharmaceuticals, Inc. (a)	464	18,908
Alliance Data Systems Corp. (a)	172	8,628
Altria Group, Inc.	799	15,333
American Greetings Corp.	354	4,135
Amylin Pharmaceuticals, Inc. (a)	243	2,481
Anheuser-Busch Co., Inc.	283	17,554
Apollo Group, Inc. (a)	287	19,949
Arbitron, Inc.	144	4,692
Archer-Daniels-Midland Co.	356	7,380
Aryzta AG (a)	31	1,106
Asahi Breweries Ltd.	188	3,059
Associated British Foods PLC	76	851
Atlantia SpA	53	966

                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Avery Dennison Corp.	241	8,440
Avis Budget Group, Inc. (a)	905	1,484
Babcock International Group PLC	124	772
BearingPoint, Inc. (a)	1,503	315
Beiersdorf AG	19	1,027
Benesse Corp.	42	1,744
Biogen Idec, Inc. (a)	158	6,723
Bio-Rad Laboratories, Inc. (a)	92	7,855
Blyth, Inc.	196	1,686
Bowne & Co., Inc.	191	1,488
Brisa-Auto Estradas de Portugal, SA (BRISA)	96	736
British American Tobacco PLC	330	9,037
Brown-Forman Corp.	175	7,945
Bunzl PLC	98	983
C&C Group PLC	160	226
Cadbury PLC	250	2,285
Capita Group PLC	111	1,140
Carlsberg A/S	10	394
Carrefour SA	101	4,237
Casino Guichard Perrachon SA	13	903
Celera Corp. (a)	733	8,290
Celgene Corp. (a)	246	15,808
Central European Distribution Corp. (a)	188	5,413
Chaoda Modern Agriculture Ltd.	1,768	1,207
Charles River Laboratories International, Inc. (a)	69	2,472
Chemed Corp.	115	5,036
China Mengniu Dairy Co. Ltd.	372	353
Church & Dwight Co., Inc.	384	22,691
Cintra Concesiones de Infraest	89	786
Clorox Co.	316	19,216
Coca Cola Hellenic Bottling Co.	43	597
Coca-Cola Amatil Ltd.	205	1,096
Coca-Cola Co.	903	39,786
Coca-Cola West Holdings Co. Ltd.	63	1,253
Colgate-Palmolive Co.	286	17,949
Colruyt SA	6	1,346
ConAgra Foods, Inc.	193	3,362
Constellation Brands, Inc. (a)	576	7,223
Convergys Corp. (a)	332	2,553
Corinthian Colleges, Inc. (a)	758	10,824
Corn Products International, Inc.	424	10,312
Corporate Executive Board Co.	76	2,267
Corrections Corporation of America (a)	716	13,683
Cosco Pacific Ltd.	494	351
CSL Ltd.	219	5,296
Cubist Pharmaceuticals, Inc. (a)	264	6,703
Dai Nippon Printing Co. Ltd.	278	3,220
Dairy Farm International Holdings Ltd.	463	1,871
Danisco A/S	17	736
Dean Foods Co. (a)	198	4,328
Del Monte Foods Co.	506	3,193
Delhaize Group	18	1,006

                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Deluxe Corp.	451	5,484
DeVry, Inc.	63	3,571
Diageo PLC	502	7,683
Dr Pepper Snapple Group, Inc. (a)	46	1,053
Enzon Pharmaceuticals, Inc. (a)	335	1,665
Experian Group Ltd.	190	1,044
Ezaki GliCo. Co. Ltd.	132	1,312
Forrester Research, Inc. (a)	48	1,346
Fortune Brands, Inc.	57	2,174
Foster's Group Ltd.	805	3,059
Fresh Del Monte Produce, Inc. (a)	372	7,853
FTI Consulting, Inc. (a)	262	15,262
G4S PLC	295	889
Genentech, Inc. (a)	256	21,233
General Mills, Inc.	112	7,587
Genzyme Corp. (a)	137	9,985
George Weston Ltd.	18	919
Gilead Sciences, Inc. (a)	582	26,685
Global Payments, Inc.	159	6,441
Golden Agri-Resources Ltd.	3,216	412
Goodman Fielder Ltd.	601	661
H&R Block, Inc.	979	19,306
Hansen Natural Corp. (a)	130	3,292
Hays PLC	404	444
Heineken Holding NV	24	725
Heineken NV	46	1,543
Henkel KGaA	27	660
Hershey Co.	355	13,220
Hertz Global Holdings, Inc. (a)	346	2,488
Hewitt Associates, Inc. (a)	575	16,037
Hillenbrand, Inc.	148	2,812
HJ Heinz Co.	122	5,346
Hormel Foods Corp.	189	5,341
House Foods Corp.	88	1,410
Human Genome Sciences, Inc. (a)	665	2,148
Husqvarna AB	94	645
Illumina, Inc. (a)	236	7,276
ImClone Systems, Inc. (a)	119	8,182
Imperial Tobacco Group PLC	128	3,430
InBev NV	37	1,484
Incyte Corp. (a)	444	1,843
InterMune, Inc. (a)	151	2,224
Intertek Group PLC	65	766
Invitrogen Corp. (a)	192	5,528
Iron Mountain, Inc. (a)	366	8,886
Ito En Ltd.	43	679
ITT Educational Services, Inc. (a)	70	6,136
J Sainsbury PLC	279	1,269
Japan Tobacco, Inc.	2	6,984
The JM Smucker Co.	137	6,105
Kagome Co. Ltd.	79	1,267
Kamigumi Co. Ltd.	151	1,199

                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Kao Corp.	207	5,925
Kerry Group PLC	49	1,111
Kesko OYJ	24	560
Kikkoman Corp.	96	944
Kimberly-Clark Corp.	153	9,377
Kirin Holdings Co. Ltd.	381	4,127
Kokuyo Co. Ltd.	118	823
Koninklijke Ahold NV	232	2,474
Kraft Foods, Inc.	616	17,950
Lender Processing Services, Inc.	206	4,752
Lighthouse Caledonia ASA (a)	8	4
Lion Corp.	238	1,539
Lion Nathan Ltd.	180	1,051
Loblaw Companies Ltd.	28	682
L'Oreal SA	49	3,685
Macquarie Infrastructure Group	1,071	1,395
Marine Harvest (a)	1,032	165
Mastercard, Inc.	48	7,095
McCormick & Co., Inc.	260	8,752
McKesson Corp.	154	5,666
The Medicines Co. (a)	255	4,445
Meiji Dairies Corp.	222	994
Meiji Seika Kaisha Ltd.	297	1,194
Metcash Ltd.	342	916
Metro AG	30	956
Metro, Inc.	37	932
Michael Page International PLC	118	380
Millipore Corp. (a)	110	5,708
Monster Worldwide, Inc. (a)	227	3,232
Moody's Corp.	120	3,072
MPS Group, Inc. (a)	788	6,139
Myriad Genetics, Inc. (a)	298	18,801
Nestle SA	750	29,090
Nichirei Corp.	273	1,136
Nippon Meat Packers, Inc.	121	1,624
Nippon Suisan Kaisha Ltd.	233	570
Nisshin Seifun Group, Inc.	140	1,488
Nissin Food Products Co. Ltd.	43	1,216
Novozymes A/S	11	776
Nutreco Holding NV	17	540
Olam International Ltd.	662	562
OSI Pharmaceuticals, Inc. (a)	115	4,364
Pacific Brands Ltd.	442	294
Parexel International Corp. (a)	384	3,994
Parmalat SpA	365	637
Paychex, Inc.	171	4,880
PDL BioPharma, Inc. (a)	238	2,321
Pepsi Bottling Group, Inc.	398	9,202
PepsiAmericas, Inc.	152	2,877
PepsiCo, Inc.	956	54,502
Pernod-Ricard SA	32	2,071
Pharmaceutical Product Development, Inc.	206	6,382

                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

PHH Corp. (a)	230	1,854
Philip Morris International, Inc.	935	40,644
Premier Foods PLC	252	112
Pre-Paid Legal Services, Inc. (a)	47	1,856
Procter & Gamble Co.	1,829	118,044
QP Corp.	135	1,544
Quanta Services, Inc. (a)	172	3,399
RalCorp Holdings, Inc. (a)	129	8,731
Randstad Holding NV	36	695
Reckitt Benckiser Group PLC	113	4,747
Regeneron Pharmaceuticals, Inc. (a)	339	6,543
Rent-A-Center, Inc. (a)	635	9,271
Rentokil Initial PLC	411	298
Resources Connection, Inc. (a)	223	3,867
Reynolds American, Inc.	64	3,133
Robert Half International, Inc.	290	5,472
RR Donnelley & Sons Co.	629	10,423
SABMiller PLC	157	2,485
Safeway, Inc.	175	3,722
SAIC, Inc. (a)	1,170	21,610
Sapporo Holdings Ltd.	218	1,177
Saputo, Inc.	54	1,129
Sara Lee Corp.	279	3,119
SECOM Co. Ltd.	90	3,362
Securitas AB	85	805
Serco Group PLC	147	874
Service Corporation International	2,457	16,953
SGS SA	1	982
Shiseido Co. Ltd.	157	3,140
Smithfield Foods, Inc. (a)	301	3,167
Societe Des Autoroutes SA	13	841
Sohgo Security Services Co. Ltd.	80	740
Sotheby's	440	4,096
Spherion Corp. (a)	386	1,227
Stewart Enterprises, Inc.	643	3,324
Strayer Education, Inc.	87	19,685
Supervalu, Inc.	585	8,330
Swedish Match AB	67	913
Sysco Corp.	315	8,253
Takara Holdings, Inc.	211	985
Tate & Lyle PLC	113	670
TeleTech Holdings, Inc. (a)	228	2,061
Tesco PLC	1,476	8,062
Thai Beverage PCL	7,279	1,006
Ticketmaster (a)	98	949
Tingyi Cayman Islands Holding Corp.	1,491	1,558
Tootsie Roll Industries, Inc.	196	4,875
Toppan Printing Co. Ltd.	266	1,917
Total System Services, Inc.	503	6,911
Toyo Suisan Kaisha Ltd.	79	2,017
Transurban Group	385	1,379
Tree.Com, Inc. (a)	16	43

                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Tupperware Brands Corp.	32	810
Tyson Foods, Inc.	672	5,873
Unicharm Corp.	24	1,698
Unilever NV	319	7,658
Unilever PLC	244	5,482
United Rentals, Inc. (a)	653	6,693
Universal Corp./Richmond VA	198	7,839
UST, Inc.	438	29,604
Valassis Communications, Inc. (a)	324	1,439
Vertex Pharmaceuticals, Inc. (a)	259	6,788
Viad Corp.	136	2,972
VistaPrint Ltd. (a)	275	4,694
Watson Wyatt Worldwide, Inc.	274	11,636
WD-40 Co.	112	3,258
Weight Watchers International, Inc.	75	2,345
The Western Union Co.	388	5,920
Whole Foods Market, Inc.	317	3,397
Wilmar International Ltd.	975	1,623
WM Morrison Supermarkets PLC	430	1,824
Woolworths Ltd.	481	8,882
Yakult Honsha Co. Ltd.	65	1,599
Yamazaki Baking Co. Ltd.	164	2,151
		1,405,063

Energy (5.79%)
Acergy SA	49	322
Advantage Energy Income Fund	34	211
Alpha Natural Resources, Inc. (a)	427	15,274
Amec PLC	100	832
Anadarko Petroleum Corp.	183	6,460
Apache Corp.	128	10,538
Arch Coal, Inc.	281	6,016
Atwood Oceanics, Inc. (a)	316	8,684
Australian Worldwide Exploration Ltd. (a)	444	737
Baker Hughes, Inc.	165	5,767
BG Group PLC	663	9,742
BJ Services Co.	751	9,650
Bourbon SA	20	559
BP PLC	4,311	35,194
Cabot Oil & Gas Corp.	206	5,782
Caltex Australia Ltd.	61	381
Cameron International Corp. (a)	460	11,160
Canadian Natural Resources Ltd.	100	5,048
Canadian Oil Sands Trust	44	1,181
CGG-Veritas (a)	25	399
Cheniere Energy, Inc. (a)	276	1,032
Chesapeake Energy Corp.	246	5,405
Chevron Corp.	880	65,648
Cimarex Energy Co.	195	7,890
CNOOC Ltd.	5,804	4,718
CNPC (Hong Kong) Ltd.	2,113	630
ConocoPhillips Co.	568	29,547

                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Consol Energy, Inc.	375	11,771
Core Laboratories NV	154	11,350
Cosmo Oil Co. Ltd.	268	552
Covanta Holding Corp. (a)	225	4,851
Crosstex Energy, Inc.	229	2,338
DCC PLC	44	687
Delta Petroleum Corp. (a)	330	3,102
Denbury Resources, Inc. (a)	474	6,025
Devon Energy Corp.	171	13,827
Diamond Offshore Drilling, Inc.	34	3,019
Dresser-Rand Group, Inc. (a)	165	3,696
Dril-Quip, Inc. (a)	82	2,025
El Paso Corp.	1,916	18,585
Enbridge, Inc.	62	2,154
EnCana Corp.	142	7,217
EnCo.re Acquisition Co. (a)	23	716
Enerplus Resources Fund	30	808
ENI SpA	458	10,815
ENSCO International, Inc.	313	11,897
EOG Resources, Inc.	126	10,196
Equitable Resources, Inc.	220	7,636
EXCO Resources, Inc. (a)	799	7,343
Exterran Holdings, Inc. (a)	116	2,600
Exxon Mobil Corp.	2,282	169,142
First Solar, Inc. (a)	68	9,772
FMC Technologies, Inc. (a)	274	9,587
Forest Oil Corp. (a)	149	4,352
Foundation Coal Holdings, Inc.	260	5,398
Frontier Oil Corp.	105	1,387
Fugro NV	19	673
Global Industries Ltd. (a)	496	1,265
Grey Wolf, Inc. (a)	1,800	11,556
Halliburton Co.	485	9,598
Headwaters, Inc. (a)	292	3,095
Helix Energy Solutions Group, Inc. (a)	164	1,732
Helmerich & Payne, Inc.	188	6,450
Hercules Offshore, Inc. (a)	349	2,544
Holly Corp.	307	6,026
Husky Energy, Inc.	46	1,382
Idemitsu Kosan Co. Ltd.	12	681
Imperial Oil Ltd.	53	1,876
ION Geophysical Corp. (a)	729	4,782
Japan Petroleum Exploration Co.	19	717
John Wood Group PLC	198	766
Lundin Petroleum AB (a)	122	571
Marathon Oil Corp.	248	7,217
Mariner Energy, Inc. (a)	697	10,030
Murphy Oil Corp.	337	17,066
National Oilwell Varco, Inc. (a)	330	9,864
Neste Oil OYJ	36	567
Nexen, Inc.	87	1,155
Niko Resources Ltd.	14	614

                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Nippon Mining Holdings, Inc.	370	1,085
Nippon Oil Corp.	583	2,320
Noble Corp.	581	18,714
Noble Energy, Inc.	326	16,893
Occidental Petroleum Corp.	324	17,995
Oceaneering International, Inc. (a)	104	2,930
Oil Search Ltd.	395	1,181
Oilexco, Inc. (a)	109	459
OMV AG	28	892
Oneok, Inc.	247	7,879
OPTI Canada, Inc. (a)	61	163
Origin Energy Ltd.	348	3,630
Parker Drilling Co. (a)	856	4,383
Patriot Coal Corp. (a)	274	4,337
Peabody Energy Corp.	157	5,418
Penn Virginia Corp.	187	6,951
Penn West Energy Trust	42	749
Petro-Canada	93	2,327
Pride International, Inc. (a)	294	5,524
Q-Cells AG (a)	15	593
Questar Corp.	363	12,509
Quicksilver Resources, Inc. (a)	214	2,241
Range Resources Corp.	292	12,328
Renewable Energy Corp. AS (a)	33	308
Repsol YPF SA	147	2,780
Rowan Companies, Inc.	280	5,079
Royal Dutch Shell PLC - A Shares	465	12,811
Royal Dutch Shell PLC - B Shares	519	13,857
Saint Mary Land & Exploration Co.	374	9,309
Saipem SpA	47	875
Santos Ltd.	238	2,133
SBM Offshore NV	32	558
Schlumberger Ltd.	724	37,395
Seacor Holdings, Inc. (a)	155	10,411
Seadrill Ltd.	64	608
Showa Shell Sekiyu KK	105	831
Singapore Petroleum Co. Ltd.	306	427
Smith International, Inc.	555	19,136
Solarworld AG	27	681
Southwestern Energy Co. (a)	664	23,652
Spectra Energy Corp.	197	3,808
StatoilHydro ASA	233	4,524
Suncor Energy, Inc.	170	4,085
Sunoco, Inc.	308	9,394
Superior Energy Services, Inc. (a)	473	10,084
Talisman Energy, Inc.	195	1,928
Technip SA	20	593
Tesoro Corp.	394	3,810
Tetra Technologies, Inc. (a)	372	2,589
TonenGeneral Sekiyu KK	134	1,118
Total SA	422	23,024
TransCanada Corp.	100	3,023

                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Transocean, Inc.	189	15,560
Tullow Oil PLC	134	1,130
Ultra Petroleum Corp. (a)	322	14,989
UTS Energy Corp. (a)	227	173
Valero Energy Corp.	224	4,610
Verbund AG	27	1,273
Walter Industries, Inc.	298	11,548
Weatherford International Ltd. (a)	358	6,043
Westernzagros Resources Ltd. (a)	37	23
Whiting Petroleum Corp. (a)	243	12,634
Williams Companies, Inc.	355	7,444
Woodside Petroleum Ltd.	179	4,979
XTO Energy, Inc.	312	11,215
		1,123,835

Financial (12.52%)
The 77 Bank Ltd.	198	910
ACE Ltd.	104	5,965
Acom Co. Ltd.	37	1,390
Admiral Group PLC	79	1,160
Aegon NV	270	1,092
Aeon Credit Service Co. Ltd.	92	968
Aeon Mall Co. Ltd.	44	1,063
Affiliated Managers Group, Inc. (a)	61	2,829
AGF Management Ltd.	38	419
Agile Property Holdings Ltd.	736	235
The Aichi Bank Ltd.	12	862
The Allstate Corp.	241	6,360
Aiful Corp.	52	235
Aioi Insurance Co. Ltd.	221	886
Alexandria Real Estate Equities, Inc.	175	12,166
Allco Finance Group Ltd.	143	13
Alleanza Assicurazioni SpA	103	683
Alleghany Corp. (a)	10	2,820
Allianz SE	84	6,368
Allied Irish Banks PLC	171	926
Allied World Assurance Co.	84	2,694
Alpha Bank AE	76	1,102
AMB Property Corp.	211	5,070
AMBAC Financial Group, Inc.	2,387	6,397
Amcore Financial, Inc.	156	725
American Express Co.	638	17,545
American Financial Group, Inc.	167	3,796
American Home Mortgage Investments Corp. (a)	408	6
American National Insurance Co.	39	2,663
AmeriCredit Corp. (a)	949	5,561
Ameriprise Financial, Inc.	81	1,750
Amlin PLC	208	1,060
AMP Ltd.	747	2,685
Anchor BanCorp. Wisconsin, Inc.	198	1,129
Anglo Irish Bank Corp. PLC	136	422
Annaly Capital Management, Inc.	1,086	15,095

                                                  See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Aon Corp.	103	4,357
Apartment Investment & Management Co.	211	3,087
Arch Capital Group Ltd. (a)	120	8,370
Arthur J Gallagher & Co.	239	5,822
Ascendas Real Estate Investment Trust	732	780
Aspen Insurance Holdings Ltd.	193	4,431
Assicurazioni Generali SpA	225	5,637
Associated Banc Corp.	289	6,375
Assurant, Inc.	284	7,236
Assured Guaranty Ltd.	354	3,975
Astoria Financial Corp.	210	3,994
ASX Ltd.	68	1,351
Australia & New Zealand Banking Group	729	8,408
AvalonBay Communities, Inc.	161	11,434
Aviva PLC	483	2,861
The Awa Bank Ltd.	274	1,688
AXA Asia Pacific Holdings Ltd.	360	1,052
AXA SA	334	6,320
Axis Capital Holdings Ltd.	348	9,911
Babcock & Brown Ltd.	116	99
Baloise Holding AG	14	744
Banca Monte dei Paschi di Sien EU	233	448
Banca Popolare di Milano Scarl	90	522
Banco Bilbao Vizcaya Arg.	661	7,572
Banco BPI SA	141	291
Banco Comercial Portugues SA	623	725
Banco de Valencia SA	92	846
Banco Espirito Santo SA	56	535
Banco Popular Espanol SA	143	1,288
Banco Santander SA	1,191	12,703
BanCorpsouth, Inc.	679	16,479
Bank of America Corp.	2,065	49,911
Bank of East Asia Ltd.	619	1,206
Bank of Ireland	183	548
The Bank of Kyoto Ltd.	140	1,450
The Bank of Nagoya Ltd.	209	1,235
Bank of Montreal	93	3,321
Bank of New York Mellon Corp.	489	15,941
Bank of Nova Scotia	184	5,122
Bank of Queensland Ltd.	87	770
The Bank of Yokohama Ltd.	560	2,632
Bankinter SA	75	801
Barclays PLC	1,218	3,507
BB&T Corp.	213	7,636
Bendigo Bank Ltd.	208	1,821
BioMed Realty Trust, Inc.	502	7,053
BNP Paribas SA	163	11,632
BOC Hong Kong Holdings Ltd.	1,426	1,579
BOK Financial Corp.	57	2,727
Bolsas Y Mercados Espanoles SA	23	558
Boston Properties, Inc.	62	4,395
Bradford & Bingley PLC	153	49

                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Brandywine Realty Trust	767	6,627
BRE Properties, Inc.	340	11,835
British Land Co. PLC	97	962
Brookfield Asset Management, Inc.	108	1,891
Brookfield Properties Corp.	528	5,328
Cambridge Industrial Trust	728	120
Camden Property Trust	114	3,843
Canadian Imperial Bank of Commerce	63	2,858
CapitaCommercial Trust	749	495
Capital One Financial Corp.	134	5,242
CapitaLand Ltd.	666	1,280
CapitalSource, Inc.	492	3,641
CapitaMall Trust	528	676
Cathay General BanCorp.	454	11,114
Cattles PLC	174	92
CB Richard Ellis Group, Inc. (a)	400	2,804
CBL & Associates Properties, Inc.	543	5,012
Centro Properties Group	337	17
CFS Retail Property Trust	800	1,084
Challenger Financial Services Group Ltd.	275	300
The Charles Schwab Corp.	534	10,210
The Chiba Bank Ltd.	357	1,700
Cheung Kong Holdings Ltd.	582	5,448
Cheung Kong Infrastructure Holdings Co.	365	1,321
China Everbright Ltd.	555	496
China Insurance International Holdings Co.	530	1,217
China Overseas Land & Investments Ltd.	1,404	1,536
China Resources Land Ltd.	712	698
Chinese Estates Holdings Ltd.	716	534
Chubb Corp.	124	6,426
The Chugoku Bank Ltd.	98	1,328
Chuo Mitsui Trust Holdings, Inc.	394	1,496
Cincinnati Financial Corp.	454	11,799
CIT Group, Inc.	456	1,888
CITIC International Financial Holdings Ltd.	1,560	986
Citigroup, Inc.	2,209	30,153
Citizens Republic BanCorp., Inc.	709	2,092
City Developments Ltd.	188	799
City National Corp.	97	5,192
CME Group, Inc.	41	11,568
CNP Assurances SA	10	803
Colonial BancGroup, Inc.	371	1,517
Colonial Properties Trust	443	4,669
Comerica, Inc.	439	12,112
Commerce Bancshares, Inc.	174	8,227
Commerzbank AG	112	1,216
Commonwealth Bank of Australia	514	13,761
Commonwealth Property Office Fund	956	838
CompuCredit Corp. (a)	413	1,066
Conseco, Inc. (a)	454	844
Corio NV	13	692
Corporate Office Properties Trust	317	9,856

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Credit Agricole SA	139	1,990
Credit Saison Co. Ltd.	67	690
Credit Suisse Group	195	7,298
Cullen/Frost Bankers, Inc.	152	8,507
Daishi Bank Ltd.	308	1,182
Daito Trust Cons Ltd.	36	1,498
Daiwa Securities Group, Inc.	556	3,042
Danske Bank A/S	88	1,295
DB RREEF Trust	1,153	571
DBS Group Holdings Ltd.	444	3,299
DCT Industrial Trust, Inc.	1,480	7,296
Deerfield Capital Corp.	3	10
Delphi Financial Group, Inc.	354	5,576
Derwent London PLC	39	455
Deutsche Bank AG	98	3,740
Deutsche Boerse AG	38	3,017
Deutsche Postbank AG	17	348
Developers Diversified Realty Corp.	306	4,030
Dexia SA	104	541
DiamondRock Hospitality Co.	733	3,797
Digital Realty Trust, Inc.	399	13,359
Dime Community Bancshares, Inc.	191	3,190
DnB NOR ASA	137	783
Downey Financial Corp.	141	226
Duke Realty Corp.	328	4,628
E*Trade Financial Corp. (a)	3,472	6,319
EFG Eurobank Ergasias SA	52	561
Endurance Specialty Holdings Ltd.	139	4,203
Equity Lifestyle Properties, Inc.	104	4,367
Equity Residential Property Trust	100	3,493
Erie Indemnity Co.	125	4,649
Erste Bank der Oesterreichisch AG	41	1,084
Essex Property Trust, Inc.	166	16,152
Eurazeo	9	538
Everest Re Group Ltd.	160	11,952
Fairfax Financial Holdings Ltd.	7	1,923
Fannie Mae	332	308
Federal Realty Investment Trust	114	6,985
Federated Investors, Inc.	236	5,711
FelCor Lodging Trust, Inc.	609	1,833
Fidelity National Financial, Inc.	523	4,712
Fifth Third BanCorp.	183	1,986
First American Corp.	203	4,143
First BanCorp.	643	6,571
First Horizon National Corp.	310	3,695
First Industrial Realty Trust, Inc.	362	3,743
First Marblehead Corp.	122	207
First Midwest BanCorp., Inc.	439	9,750
First Niagara Financial Group	969	15,281
FirstFed Financial Corp. (a)	115	1,029
FirstMerit Corp.	660	15,391
FKP Property Group	219	167

                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

FNB Corp.	414	5,423
Fonciere Des Regions	9	593
Fondiaria-Sai SpA	27	503
Forest City Enterprises, Inc.	122	1,451
Forestar Real Estate Group, Inc. (a)	241	2,109
Fortis (a)	243	282
Franklin Resources, Inc.	86	5,848
Franklin Street Properties Corp.	445	5,264
Fraser and Neave Ltd.	435	801
Freddie Mac	113	116
Friedman Billings Ramsey Group	1,010	636
Friends Provident PLC	400	451
Frontier Financial Corp.	337	2,244
Fukuoka Financial Group, Inc.	700	2,245
Fulton Financial Corp.	1,529	16,055
Genting International PLC (a)	2,221	539
Genworth Financial, Inc.	172	832
GLG Partners, Inc.	261	835
Goldman Sachs Group, Inc.	153	14,153
Goodman Group	585	363
GPT Group	835	413
Gramercy Capital Corp.	150	399
Great Portland Estates PLC	99	440
Great-West Lifeco, Inc.	48	1,020
Greentown China Holdings Ltd.	546	163
The Gunma Bank Ltd.	198	989
Guoco Group Ltd.	90	523
GZI Real Estate Investment Trust	1,092	211
Hachijuni Bank Ltd.	207	1,000
Hammerson PLC	54	617
Hang Lung Group Ltd.	333	1,040
Hang Lung Properties Ltd.	731	1,735
Hang Seng Bank Ltd.	275	3,371
Hannover Rueckversicherung AG	29	728
Hartford Financial Services Group, Inc.	133	1,373
Hbos PLC	716	1,144
HCC Insurance Holdings, Inc.	263	5,802
HCP, Inc.	599	17,928
Health Care REIT, Inc.	682	30,356
Healthcare Realty Trust, Inc.	468	11,957
Helvetia Holding AG	3	510
Henderson Group PLC	327	276
Henderson Investment Ltd.	794	37
Henderson Land Development Corp.	436	1,525
Higo Bank Ltd.	196	1,068
Hiroshima Bank Ltd.	250	908
The Hokkoku Bank Ltd.	305	1,130
Hokuhoku Financial Group, Inc.	556	1,078
Home Properties, Inc.	169	6,843
Hong Kong Exchanges and Clearing Ltd.	424	4,144
Hongkong Land Holdings Ltd.	740	1,968
Hopewell Holdings Ltd.	301	913

                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Hopson Development Holdings Ltd.	363	117
Horace Mann Educators Corp.	285	2,269
Hospitality Properties Trust	223	2,263
Host Hotels & Resorts, Inc.	1,332	13,773
HRPT Properties Trust	1,837	6,632
HSBC Holdings PLC	2,712	33,270
Hudson City BanCorp., Inc.	1,242	23,362
Huntington Bancshares, Inc.	1,023	9,667
The Hyakugo Bank Ltd.	202	1,122
The Hyakujushi Bank Ltd.	258	1,273
Hypo Real Estate Holding AG	18	117
Hysan Development Co. Ltd.	504	770
ICAP PLC	134	662
IGM Financial, Inc.	26	786
Immoeast AG (a)	100	120
Immofinanz AG	103	114
Industrial Alliance Insurance	35	726
IndyMac BanCorp., Inc.	786	47
ING Groep NV	389	3,586
ING Industrial Fund	628	140
ING Office Fund	910	668
Insurance Australia Group Ltd.	717	1,810
IntercontinentalExchange, Inc. (a)	143	12,235
International Bancshares Corp.	411	10,674
Intesa Sanpaolo RNC	182	533
Intesa Sanpaolo SpA	1,792	6,491
Invesco Ltd.	809	12,062
Investec PLC	104	393
Investment Technology Group, Inc. (a)	293	5,980
Investor AB - A Shares	51	723
Investor AB - B Shares	85	1,254
IPC Holdings Ltd.	154	4,252
Irish Life & Permanent PLC	54	165
iStar Financial, Inc.	305	323
IVG Immobilien AG	36	241
Iyo Bank Ltd.	148	1,568
JafCo. Co. Ltd.	28	739
Janus Capital Group, Inc.	449	5,271
Japan Securities Finance Co. Ltd.	96	429
Jefferies Group, Inc.	260	4,116
Jones Lang LaSalle, Inc.	74	2,436
The Joyo Bank Ltd.	322	1,494
JPMorgan Chase & Co.	1,435	59,194
The Juroku Bank Ltd.	218	788
Jyske Bank A/S (a)	16	474
The Kagoshima Bank Ltd.	179	1,117
KBC Groep NV	32	1,366
The Keiyo Bank Ltd.	232	1,022
Keppel Land Ltd.	238	297
Kerry Properties Ltd.	181	441
KeyCorp.	956	11,692
Kilroy Realty Corp.	215	6,912
                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Kimco Realty Corp.	598	13,503
Kinnevik Investment AB	68	517
Klepierre SA	24	548
Knight Capital Group, Inc. (a)	934	13,506
Kowloon Development Co. Ltd.	593	197
LaBranche & Co., Inc. (a)	480	2,990
Land Securities Group PLC	82	1,440
LaSalle Hotel Properties	194	2,732
Legal & General Group PLC	1,217	1,397
Lend Lease Corp. Ltd.	138	642
Leopalace21 Corp.	54	396
Lexington Realty Trust	437	3,509
Liberty International PLC	62	686
Liberty Property Trust	216	5,152
Lincoln National Corp.	86	1,483
Link REIT	662	1,145
Lloyds TSB Group PLC	1,049	3,339
Loews Corp.	145	4,815
London Stock Exchange Group PLC	48	431
M&T Bank Corp.	201	16,301
The Macerich Co.	166	4,884
Mack-Cali Realty Corp.	158	3,590
Macquarie Communications Infrastructure Group	256	272
Macquarie CountryWide Trust	775	121
Macquarie Group Ltd.	101	1,973
Macquarie Office Trust	1,000	189
Man Group PLC	306	1,753
Manulife Financial Corp.	288	5,766
Mapfre SA	279	882
Markel Corp. (a)	20	7,017
Marsh & McLennan Companies, Inc.	217	6,362
Marshall & Ilsley Corp.	693	12,495
Max Capital Group Ltd.	408	6,508
MBIA, Inc.	313	3,077
Mediobanca SpA	72	815
Meinl European Land Ltd. (a)	56	253
Mercury General Corp.	62	3,185
Merrill Lynch & Co., Inc.	139	2,584
MetLife, Inc.	145	4,817
MGIC Investment Corp.	688	2,669
Mid-America Apartment Communities	125	4,405
Millea Holdings, Inc.	330	9,848
Mirvac Group	411	366
Mitsubishi Estate Co. Ltd.	547	9,478
Mitsubishi UFJ Financial Group	4,823	29,276
Mitsubishi UFJ Lease & Finance Co. Ltd.	29	681
Mitsui Fudosan Co. Ltd.	351	5,947
Mitsui Sumitomo Insurance Group	171	4,643
Mizuho Financial Group, Inc.	5	11,775
Mizuho Trust & Banking Co. Ltd.	682	782
Montpelier Re Holdings Ltd.	244	3,492
Morgan Stanley	372	6,499

                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Muenchener Rueckversicherungs AG	41	5,486
Musashino Bank Ltd.	28	829
The Nanto Bank Ltd.	259	1,201
The Nasdaq Stock Market, Inc. (a)	199	6,460
National Australia Bank Ltd.	638	10,168
National Bank of Canada	30	1,126
National Bank of Greece SA	91	1,983
National City Corp.	318	859
National Financial Partners Co.	261	1,738
National Retail Properties, Inc.	596	10,627
Nationwide Financial Services, Inc.	430	20,343
Nationwide Health Properties, Inc.	772	23,036
New World Development Ltd.	895	721
New York Community BanCorp., Inc.	964	15,096
NewAlliance Bancshares, Inc.	768	10,598
Newcastle Investment Corp.	360	1,458
Nexity Financial Corp.	17	147
Nipponkoa Insurance Co. Ltd.	321	1,887
The Nishi-Nippon City Bank Ltd.	390	831
Nissay Dowa General Insurance Co. Ltd.	232	1,010
Nomura Holdings, Inc.	761	6,968
Nomura Real Estate Holdings	43	819
Nordea Bank AB	387	3,042
Northern Rock PLC (a)	79	114
Novastar Financial, Inc.	20	14
NYSE Euronext, Inc.	100	3,018
Ogaki Kyoritsu Bank Ltd.	262	1,279
Okasan Holdings, Inc.	205	864
Old Mutual PLC	1,026	827
Old National BanCorp.	647	12,254
Old Republic International Corp.	720	6,631
Onex Corp.	42	727
optionsXpress Holdings, Inc.	148	2,628
ORIX Corp.	36	3,603
Oversea-Chinese Banking Corp.	985	3,255
Pacific Capital BanCorp. NA	333	6,540
PacWest Bancorp.	112	2,799
Pargesa Holding SA	12	915
Park National Corp.	57	4,147
PartnerRe Ltd.	144	9,747
Pennsylvania Real Estate Investment Trust	351	4,440
People's United Financial, Inc.	222	3,885
Perpetual Ltd.	20	464
Philadelphia Consolidated Holding Corp. (a)	398	23,279
The Phoenix Companies, Inc.	1,002	6,483
Piper Jaffray Companies (a)	94	3,708
Piraeus Bank SA	63	795
Platinum Underwriters Holdings Ltd.	458	14,537
The PMI Group, Inc.	206	513
PNC Financial Services Group, Inc.	108	7,200
Popular, Inc.	601	4,568
Post Properties, Inc.	131	2,924

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Power Corporation of Canada	59	1,283
Power Financial Corp.	43	1,077
Principal Financial Group, Inc.	102	1,937
ProAssurance Corp. (a)	154	8,462
Promise Co. Ltd.	48	844
Prosperity Bancshares, Inc.	362	12,022
Prosperity REIT	2,080	220
Protective Life Corp.	155	1,294
Provident Bankshares Corp.	217	2,315
Provident Financial Services, Inc.	429	6,289
Prudential Financial, Inc.	180	5,400
Prudential PLC	455	2,307
PSP Swiss Property AG	25	1,077
Public Storage, Inc.	67	5,461
QBE Insurance Group Ltd.	344	5,828
Quintain Estates & Development PLC	70	95
Radian Group, Inc.	186	670
Raiffeisen International Bank-Holding AG	9	281
RAIT Financial Trust	440	1,681
Ratos AB	42	728
Raymond James Financial, Inc.	234	5,450
Realty, Income Corp.	884	20,438
Redwood Trust, Inc.	261	3,978
Regency Centers Corp.	140	5,524
Regions Financial Corp.	225	2,495
Reinet Investments SCA (a)	13	137
Reinsurance Group Of America, Inc. - A Shares	68	2,539
RenaissanceRe Holdings Ltd.	156	7,160
Resona Holdings, Inc.	2	2,022
RLI Corp.	110	6,313
Royal & Sun Alliance Insurance Group PLC	556	1,230
Royal Bank of Canada	238	9,253
Royal Bank of Scotland Group PLC	2,507	2,723
Saint George Bank Ltd.	212	3,901
Sampo Oyj	92	1,825
San-In Godo Bank Ltd.	149	1,053
Schroders PLC	52	662
Segro PLC	109	492
Selective Insurance Group	410	9,738
Senior Housing Properties Trust	726	13,917
The Senshu Bank Ltd.	514	897
The Shiga Bank Ltd.	202	1,243
Shimao Property Holdings Ltd.	489	258
Shinko Securities Co. Ltd.	267	640
Shinsei Bank Ltd.	589	879
The Shizuoka Bank Ltd.	283	2,442
Shui On Land Ltd.	1,248	277
Shun Tak Holdings Ltd.	840	163
Simon Property Group, Inc.	113	7,574
Singapore Exchange Ltd.	424	1,458
Sino Land Co	580	487
Skandinaviska Enskilda Banken AB	101	966

                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

SL Green Realty Corp.	126	5,297
Societa Cattolica di Assicuraz	23	835
Societe Generale	86	4,622
Sompo Japan Insurance, Inc.	393	2,657
Sony Financial Holdings, Inc.	1	3,218
The South Financial Group, Inc.	701	4,073
Sovereign BanCorp., Inc.	790	2,291
Standard Chartered PLC	264	4,313
Standard Life PLC	392	1,506
State Street Corp.	199	8,627
Sterling Bancshares, Inc.	588	4,680
Sterling Financial Corp.	353	2,997
Stockland Trust Group	572	1,509
Storebrand ASA	86	200
Strategic Hotels & Resorts, Inc.	705	3,490
Sumitomo Mitsui Financial Group, Inc.	3	11,633
Sumitomo Realty & Development Ltd.	190	2,999
Sumitomo Trust & Banking Co. Ltd.	665	2,957
Sun Hung Kai Properties Ltd.	547	4,623
Sun Life Financial, Inc.	107	2,518
SunCorp.-Metway Ltd.	383	2,038
Sunstone Hotel Investors, Inc.	565	3,701
Suntec REIT	1,048	491
SunTrust Banks, Inc.	111	4,456
Suruga Bank Ltd.	105	960
Susquehanna Bancshares, Inc.	712	11,029
SVB Financial Group (a)	167	8,592
Svenska Handelsbanken AB	94	1,689
Swedbank AB	67	537
Swiss Life Holding	6	538
Swiss Reinsurance AG	70	2,882
SWS Group, Inc.	176	3,267
Sydbank A/S	26	400
Synovus Financial Corp.	770	7,954
T Rowe Price Group, Inc.	571	22,577
T&D Holdings, Inc.	98	3,621
Takefuji Corp.	53	417
Taubman Centers, Inc.	342	11,361
TCF Financial Corp.	288	5,109
TD Ameritrade Holding Corp. (a)	130	1,728
Tokai Tokyo Securities Co. Ltd.	232	619
Tokyo Tatemono Co. Ltd.	127	511
The Tokyo Tomin Bank Ltd.	38	501
Tokyu Land Corp.	182	499
Topdanmark A/S (a)	8	862
Torchmark Corp.	229	9,565
Toronto-Dominion Bank	336	13,119
The Travelers Companies, Inc.	266	11,318
Trustco Bank Corp.	495	6,024
Trustmark Corp.	472	9,685
TSX Group, Inc.	32	750
UBS AG (a)	354	5,904

                                                              See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

UCBH Holdings, Inc.	949	5,011
UDR, Inc.	326	6,442
Umpqua Holdings Corp.	432	7,353
Unibail-Rodamco	15	2,236
UniCredit SpA	2,286	5,503
UnionBanCal Corp.	124	9,104
Unione di Banche Italiane SCPA	119	1,991
Unipol Gruppo Finanziario SpA	388	682
United Bankshares, Inc.	313	9,985
United Community Banks, Inc.	203	2,663
United Industrial Corp. Ltd.	642	571
United Overseas Bank Ltd.	484	4,249
Unitrin, Inc.	100	2,100
Unum Group	1,015	15,986
UOL Group Ltd.	368	467
Urban Corp.	82	1
US BanCorp.	673	20,062
Valad Property Group	824	46
Valley National BanCorp	307	5,833
Ventas, Inc.	391	14,099
Wachovia Corp.	768	4,923
Waddell & Reed Financial, Inc.	93	1,350
Washington Federal, Inc.	757	13,338
Washington Mutual, Inc.	273	17
Webster Financial Corp.	497	9,214
Weingarten Realty Investors	193	3,947
Wells Fargo & Co.	1,268	43,175
Wereldhave NV	4	331
Westfield Group	740	8,063
Westpac Banking Corp.	731	9,849
Wheelock & Co. Ltd.	504	743
White Mountains Insurance Group Ltd.	16	5,512
Whitney Holding Corp.	605	11,495
Willis Group Holdings Ltd.	519	13,619
Wilmington Trust Corp.	165	4,762
Wing Hang Bank Ltd.	104	482
Wing Lung Bank Ltd.	125	2,476
Wing Tai Holdings Ltd.	533	243
Wintrust Financial Corp.	100	2,560
WR Berkley Corp.	817	21,463
XL Capital Ltd.	66	640
Yamaguchi Financial Group, Inc.	105	987
The Yamanashi Chuo Bank Ltd.	211	1,185
Zenith National Insurance Corp.	342	11,239
Zions Bancorporation	274	10,443
Zurich Financial Services AG	27	5,423
		2,430,184

Healthcare (5.82%)
Abbott Laboratories	654	36,068
Advanced Medical Optics, Inc. (a)	341	2,104
Aetna, Inc.	268	6,665

                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Affymetrix, Inc. (a)	139	513
Alcon, Inc.	39	3,437
Alfresa Holdings Corp.	19	816
Alkermes, Inc. (a)	503	4,970
Allergan, Inc.	154	6,109
American Medical Systems Holdings, Inc. (a)	357	3,863
Amerigroup Corp. (a)	346	8,650
AmerisourceBergen Corp.	356	11,132
Arthrocare Corp. (a)	131	2,722
Astellas Pharma, Inc.	219	8,648
AstraZeneca PLC	279	11,809
Barr Pharmaceuticals, Inc. (a)	218	14,009
Baxter International, Inc.	386	23,349
Beckman Coulter, Inc.	123	6,140
Becton Dickinson & Co.	127	8,814
BioMarin Pharmaceutical, Inc. (a)	594	10,882
Biovail Corp.	69	593
Boston Scientific Corp. (a)	717	6,475
Bristol-Myers Squibb Co.	763	15,680
Brookdale Senior Living, Inc.	107	922
Celesio AG	22	649
Centene Corp. (a)	367	6,914
Cephalon, Inc. (a)	131	9,395
Cepheid, Inc. (a)	165	1,959
Chugai Pharmaceutical Co. Ltd.	10	140
Cigna Corp.	111	1,809
Cochlear Ltd.	25	947
Community Health Systems, Inc. (a)	126	2,583
Covance, Inc. (a)	127	6,350
Coventry Health Care, Inc. (a)	304	4,010
CR Bard, Inc.	201	17,738
CV Therapeutics, Inc. (a)	272	2,538
Daiichi Sankyo Co. Ltd.	278	5,644
Dainippon Sumitomo Pharma Co.	137	1,067
DaVita, Inc. (a)	241	13,677
Dentsply International, Inc.	303	9,205
Edwards Lifesciences Corp. (a)	384	20,291
Eisai Co. Ltd.	114	3,645
Elan Corp. PLC (a)	87	647
Eli Lilly & Co.	376	12,716
Endo Pharmaceuticals Holdings (a)	266	4,921
Essilor International SA	39	1,742
Express Scripts, Inc. (a)	116	7,031
Fisher & Paykel Healthcare Corp.	504	872
Forest Laboratories, Inc. (a)	164	3,810
Fresenius Medical Care AG & Co.	34	1,542
Gen-Probe, Inc. (a)	295	13,883
Getinge AB	59	817
GlaxoSmithKline PLC	1,137	21,904
Grifols SA	62	1,225
Haemonetics Corp. (a)	133	7,855
Health Management Associates, Inc. (a)	1,823	3,828

                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Health Net, Inc. (a)	236	3,040
Healthscope Ltd.	283	810
Healthsouth Corp. (a)	395	4,953
Healthways, Inc. (a)	237	2,394
Hengan International Group Co.	385	1,058
Henry Schein, Inc. (a)	173	8,098
Herbalife Ltd.	103	2,516
Hill-Rom Holdings, Inc.	309	7,033
Hisamitsu Pharmaceutical Co., Inc.	46	1,905
Hologic, Inc. (a)	545	6,671
Humana, Inc. (a)	212	6,273
Idexx Laboratories, Inc. (a)	356	12,528
Immucor, Inc. (a)	460	12,213
Intuitive Surgical, Inc. (a)	79	13,650
Invacare Corp.	302	5,493
Inverness Medical Innovations, Inc. (a)	459	8,790
Isis Pharmaceuticals, Inc. (a)	263	3,698
Johnson & Johnson	1,201	73,669
Kinetic Concepts, Inc. (a)	107	2,590
King Pharmaceuticals, Inc. (a)	574	5,045
Kyowa Hakko Kogyo Co. Ltd.	92	751
Laboratory Corporation of America Holdings (a)	249	15,311
LifePoint Hospitals, Inc. (a)	478	11,458
Lincare Holdings, Inc. (a)	190	5,007
Luxottica Group SpA	36	722
Magellan Health Services, Inc. (a)	258	9,531
Medarex, Inc. (a)	622	4,373
Medco Health Solutions, Inc. (a)	290	11,006
Mediceo Paltac Holdings Co. Ltd.	89	952
Medtronic, Inc.	713	28,755
Mentor Corp.	242	4,090
Merck & Co., Inc.	829	25,658
Merck KGAA	12	1,064
Mitsubishi Tanabe Pharma Corp.	111	1,150
Mylan, Inc. (a)	793	6,796
NBTY, Inc. (a)	299	6,988
Nektar Therapeutics (a)	454	2,511
Nobel Biocare Holding AG	20	341
Novartis AG	463	23,306
Novo Nordisk A/S	72	3,844
NuVasive, Inc. (a)	104	4,897
Odyssey HealthCare, Inc. (a)	236	2,263
Omnicare, Inc.	307	8,464
Ono Pharmaceutical Co. Ltd.	46	2,022
Onyx Pharmaceuticals, Inc. (a)	315	8,499
Par Pharmaceutical Companies, Inc. (a)	285	2,850
Parkway Holdings Ltd.	510	536
Patterson Companies, Inc. (a)	260	6,586
Pediatrix Medical Group, Inc. (a)	315	12,175
Perrigo Co.	41	1,394
Pfizer, Inc.	2,897	51,306
PharMerica Corp. (a)	191	3,921

                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Psychiatric Solutions, Inc. (a)	269	8,955
Qiagen NV (a)	75	1,074
Quest Diagnostics, Inc.	77	3,604
Resmed, Inc. (a)	154	5,276
Rhoen Klinikum AG	45	973
Roche Holding AG BR	7	1,079
Roche Holding AG Genus	131	19,963
Rohto Pharmaceutical Co. Ltd.	125	1,398
Saint Jude Medical, Inc. (a)	176	6,693
Sanofi-Aventis SA	193	12,157
Santen Pharmaceutical Co. Ltd.	56	1,410
Savient Pharmaceuticals, Inc. (a)	266	1,266
Schering-Plough Corp.	946	13,708
Sepracor, Inc. (a)	216	2,877
Shimadzu Corp.	117	783
Shionogi & Co. Ltd.	129	2,168
Shire Ltd.	103	1,358
Sigma Pharmaceuticals Ltd.	824	690
Smith & Nephew PLC	174	1,593
Sonic Healthcare Ltd.	110	1,002
Sonova Holding AG	14	579
Stada Arzneimittel AG	20	615
STERIS Corp.	561	19,096
Stryker Corp.	163	8,714
Sunrise Senior Living, Inc. (a)	211	637
Suzuken Co. Ltd.	42	893
Synthes, Inc.	11	1,416
Sysmex Corp.	34	1,046
Taisho Pharmaceutical Co. Ltd.	95	1,698
Takeda Pharmaceutical Co. Ltd.	332	16,277
Techne Corp.	249	17,186
Tenet Healthcare Corp. (a)	3,588	15,715
Terumo Corp.	81	3,305
Theravance, Inc. (a)	242	1,641
Tsumura & Co.	76	1,925
UCB SA	23	585
United Therapeutics Corp. (a)	131	11,427
UnitedHealth Group, Inc.	792	18,794
Universal Health Services, Inc.	100	4,204
Valeant Pharmaceuticals International (a)	654	12,276
Varian Medical Systems, Inc. (a)	268	12,197
VCA Antech, Inc. (a)	488	8,833
Watson Pharmaceuticals, Inc. (a)	247	6,464
WellCare Health Plans, Inc. (a)	71	1,716
WellPoint, Inc. (a)	216	8,396
West Pharmaceutical Services, Inc.	166	6,626
William Demant Holding A/S (a)	13	495
Wyeth	514	16,540
Zimmer Holdings, Inc. (a)	130	6,035
		1,130,036

Holding Companies (0.14%)

                                                       See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

China Merchants Holdings International Co.	394	915
China Resources Enterprise Ltd.	426	824
First Pacific Co.	1,795	718
GEA Group AG	40	580
Greene King PLC	64	329
Groupe Bruxelles Lambert SA	16	1,164
Guangdong Investment Ltd.	1,955	580
Guangzhou Investment Co. Ltd.	4,094	296
Hutchison Whampoa Ltd.	851	4,502
IFIL - Investments SpA	122	373
Inmarsat PLC	157	1,064
Jardine Matheson Holdings Ltd.	175	4,113
Jardine Strategic Holdings Ltd.	152	1,815
LVMH Moet Hennessy Louis Vuitton	48	3,172
Noble Group Ltd.	1,404	985
Shanghai Industrial Holdings Ltd.	300	465
Sherritt International Corp.	86	264
Swire Pacific Ltd. - A Shares	312	2,154
Swire Pacific Ltd. - B Shares	572	744
Washington H Soul Pattinson & Co.	154	894
Wendel	7	330
Wharf Holdings Ltd.	489	946
		27,227

Industrial (7.91%)
3M Co.	238	15,303
AAR Corp. (a)	182	2,910
ABB Ltd.	421	5,425
Acciona SA	5	470
Actividades de Construccion y Servicios SA (ACS)	37	1,365
Actuant Corp.	276	4,949
Acuity Brands, Inc.	217	7,586
Advantest Corp.	67	935
Aeroports de Paris	12	708
AGFA-Gevaert NV	62	257
Agilent Technologies, Inc. (a)	208	4,616
Albany International Corp.	180	2,621
Alfa Laval AB	84	593
Alliant Techsystems, Inc. (a)	198	16,315
Allied Waste Industries, Inc. (a)	725	7,555
Alps Electric Co. Ltd.	132	706
Alstom SA	38	1,856
Amada Co. Ltd.	156	702
Amcor Ltd.	367	1,414
Ametek, Inc.	214	7,116
Amphenol Corp.	363	10,400
Ansell Ltd.	129	1,080
Applied Biosystems, Inc. †	511	15,754
Aptargroup, Inc.	418	12,674
Arkansas Best Corp.	172	5,021
Arriva PLC	81	782
Asahi Glass Co. Ltd.	468	2,879

                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Assa Abloy AB	61	672
Astec Industries, Inc. (a)	82	2,084
Auckland International Airport	514	548
Avnet, Inc. (a)	294	4,922
BAE Systems PLC	627	3,519
Balfour Beatty PLC	148	593
BE Aerospace, Inc. (a)	507	6,525
Belden, Inc.	297	6,189
Bemis Co., Inc.	247	6,135
Benchmark Electronics, Inc. (a)	553	6,630
Bilfinger Berger AG	15	685
Boeing Co.	425	22,215
Bombardier, Inc.	266	1,027
Boral Ltd.	243	728
Bouygues	51	2,156
Briggs & Stratton Corp.	473	7,454
The Brink's Co.	267	12,945
Brother Industries Ltd.	110	737
Bucyrus International, Inc.	454	10,955
Burlington Northern Santa Fe	114	10,153
Cabcharge Australia Ltd.	123	560
CAE, Inc.	102	599
Campbell Brothers Ltd.	56	895
Canadian National Railway Co.	89	3,865
Canadian Pacific Railway Ltd.	27	1,222
Carlisle Companies, Inc.	414	9,626
Casio Computer Co. Ltd.	104	655
Central Glass Co. Ltd.	235	730
Ceradyne, Inc. (a)	121	2,844
CH Robinson Worldwide, Inc.	365	18,900
Charter International PLC	56	365
Checkpoint Systems, Inc. (a)	387	4,880
China Grand Forestry Resources (a)	3,195	107
Chiyoda Corp.	70	393
Cie de Saint-Gobain SA	69	2,640
Cimpor Cimentos de Portugal SG	132	606
Clarcor, Inc.	292	10,334
Cobham PLC	335	1,014
Cognex Corp.	168	2,691
ComfortDelgro Corp. Ltd.	963	773
Commercial Metals Co.	289	3,208
Comsys Holdings Corp.	118	824
Con-Way, Inc.	59	2,008
Cookson Group PLC	93	300
Cosco Corp. Singapore Ltd.	386	202
CRH PLC	101	2,214
CSR Ltd.	456	654
CSX Corp.	245	11,201
CTS Corp.	275	1,922
Cummins, Inc.	377	9,745
Curtiss-Wright Corp.	254	9,373
Cymer, Inc. (a)	140	3,426

                                                                   See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Daifuku Co. Ltd.	105	553
Daiichi Chuo Kisen Kaisha	178	553
Daikin Industries Ltd.	105	2,318
Dainippon Screen Manufacturing Co.	178	372
Danaher Corp.	124	7,346
Deutsche Post AG	155	1,707
Dionex Corp. (a)	95	5,114
Disco Corp.	24	562
Donaldson Co., Inc.	413	14,517
Dover Corp.	492	15,631
Downer EDI Ltd.	222	720
EADS	64	1,055
Eagle Materials, Inc.	239	4,233
East Japan Railway Co.	2	14,069
Eastman Kodak Co.	826	7,583
Eaton Corp.	405	18,063
Ebara Corp.	273	529
Eiffage SA	10	382
EMCOR Group, Inc. (a)	307	5,455
Energizer Holdings, Inc. (a)	120	5,863
Energy Conversion Devices, Inc. (a)	190	6,487
ESCO Technologies, Inc. (a)	124	4,278
Esterline Technologies Corp. (a)	182	6,561
Expeditors International Washington, Inc.	450	14,693
Fanuc Ltd.	79	5,100
FedEx Corp.	103	6,733
Finmeccanica SpA	53	654
Finning International, Inc.	50	608
Firstgroup PLC	101	664
Fletcher Building Ltd.	195	658
Flextronics International Ltd. (a)	1,579	6,600
Flir Systems, Inc. (a)	234	7,511
Flowserve Corp.	117	6,660
FLSmidth & Co.	15	557
Fluor Corp.	360	14,375
Fomento de Construcciones y Contratas (FCC)	14	553
Forward Air Corp.	163	4,266
Foster Wheeler Ltd. (a)	296	8,110
Fuji Electric Holdings Co. Ltd.	314	446
FUJIFILM Holdings Corp.	205	4,464
Fujikura Ltd.	211	589
Funai Electric Co. Ltd.	23	292
Furukawa Electric Co. Ltd.	282	830
Futuris Corp. Ltd.	650	507
Gamesa Corporacion Tecnologica SA	32	520
Gardner Denver, Inc. (a)	263	6,738
Garmin Ltd.	103	2,312
GATX Corp.	351	10,021
General Cable Corp. (a)	287	4,902
General Dynamics Corp.	141	8,505
General Electric Co.	4,234	82,605
General Maritime Corp.	226	3,424

                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Genesee & Wyoming, Inc. (a)	95	3,168
Gentex Corp.	331	3,174
Glory Ltd.	49	693
Go-Ahead Group PLC	23	500
Goodrich Corp.	238	8,701
GrafTech International Ltd. (a)	941	7,632
Grupo Ferrovial SA	14	429
Hamamatsu Photonics KK	41	897
Hankyu Hanshin Holdings, Inc.	508	2,372
Harsco Corp.	170	4,024
HeidelbergCement AG	9	656
Heidelberger Druckmaschinen AG	27	256
Hirose Electric Co. Ltd.	14	1,194
Hitachi Cable Ltd.	212	441
Hitachi Construction Machinery Co. Ltd.	37	413
Hitachi Koki Co. Ltd.	74	556
Hitachi Ltd.	1,330	6,116
Hitachi Zosen Corp. (a)	675	562
Hochtief AG	13	406
Holcim Ltd.	37	2,097
Honeywell International, Inc.	270	8,222
Hong Kong Aircraft Engineering Co. Ltd.	75	582
Horiba Ltd.	34	491
Hosiden Corp.	83	837
HOYA Corp.	172	3,061
Hubbell, Inc.	125	4,484
Ibiden Co. Ltd.	59	1,074
IDEX Corp.	476	11,034
IHI Corp.	586	696
Iino Kaiun Kaisha Ltd.	101	503
Imerys SA	13	588
IMI PLC	109	482
Ingersoll-Rand Co. Ltd.	90	1,661
Insituform Technologies, Inc. (a)	171	2,297
Intermec, Inc. (a)	238	3,087
Invensys PLC (a)	169	420
Itron, Inc. (a)	193	9,357
ITT Corp.	370	16,465
Jabil Circuit, Inc.	476	4,003
Jacobs Engineering Group, Inc. (a)	246	8,962
Japan Airport Terminal Co. Ltd.	75	904
Japan Steel Works Ltd.	148	1,022
JGC Corp.	101	1,051
JM AB	43	227
John Bean Technologies Corp.	59	494
Joy Global, Inc.	212	6,144
JS Group Corp.	109	1,404
Juki Corp.	150	227
Kajima Corp.	421	1,184
Kawasaki Heavy Industries Ltd.	622	1,105
Kawasaki Kisen Kaisha Ltd.	234	898
Kaydon Corp.	141	4,711

                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Keihan Electric Railway Co. Ltd.	366	1,661
Keihin Electric Express Railway Co. Ltd.	215	1,654
Keio Corp.	230	1,177
Keisei Electric Railway Co. Ltd.	255	1,230
Kemet Corp. (a)	704	415
Keyence Corp.	15	2,818
Kinden Corp.	148	1,217
Kingspan Group PLC	54	316
Kintetsu Corp.	679	2,585
Kirby Corp. (a)	103	3,535
Kitz Corp.	130	379
Komatsu Ltd.	372	3,980
Komori Corp.	57	639
Kone OYJ	38	845
Konecranes Oyj	32	542
Konica Minolta Holdings, Inc.	212	1,351
Koninklijke BAM Groep NV	45	397
Kubota Corp.	454	2,217
Kuehne & Nagel International AG	13	783
Kurita Water Industries Ltd.	45	1,005
Kyocera Corp.	75	4,294
Kyowa Exeo Corp.	114	1,102
L-3 Communications Holdings, Inc.	255	20,698
Lafarge SA	28	1,831
Landstar System, Inc.	354	13,661
Leggett & Platt, Inc.	437	7,586
Legrand SA	38	630
Leighton Holdings Ltd.	52	857
Lincoln Electric Holdings, Inc.	266	11,478
Littelfuse, Inc. (a)	111	2,071
Louisiana-Pacific Corp.	552	2,650
Mabuchi Motor Co. Ltd.	22	853
Macquarie Airports	648	921
Makino Milling Machine Co. Ltd.	97	276
Makita Corp.	57	1,010
MAN AG	18	882
The Manitowoc Co., Inc.	248	2,440
Martin Marietta Materials, Inc.	89	6,976
Maruichi Steel Tube Ltd.	49	1,097
Masco Corp.	1,072	10,881
Matsushita Electric Works Ltd.	144	1,226
Matthews International Corp.	212	9,462
McDermott International, Inc. (a)	455	7,794
Meggitt PLC	209	457
Methode Electronics, Inc.	254	1,928
Metso Oyj	23	304
Mettler Toledo International, Inc. (a)	76	5,817
Mine Safety Appliances Co.	112	3,024
Minebea Co. Ltd.	240	631
MISUMI Group, Inc.	76	1,151
Mitsubishi Electric Corp.	857	5,202
Mitsubishi Heavy Industries Ltd.	1,340	4,217

                                                        See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Mitsui Engineering & Shipbuilding Co. Ltd.	309	420
Mitsui OSK Lines Ltd.	477	2,397
Mitsumi Electric Co. Ltd.	33	421
Molex, Inc.	350	4,767
Monadelphous Group Ltd.	93	494
Moog, Inc. (a)	250	8,780
Mori Seiki Co. Ltd.	40	332
MTR Corp.	520	1,127
MTU Aero Engines Holding AG	19	377
Mueller Industries, Inc.	356	8,142
Mueller Water Products, Inc.	421	2,770
Murata Manufacturing Co. Ltd.	89	2,981
Nabtesco Corp.	87	522
Nachi-Fujikoshi Corp.	259	518
Nagoya Railroad Co. Ltd.	446	1,376
Nalco Holding Co.	147	2,076
Nankai Electric Railway Co. Ltd.	440	1,912
National Express Group PLC	56	514
National Instruments Corp.	288	7,315
NCI Building Systems, Inc. (a)	101	1,880
NEC Corp.	809	2,324
Neptune Orient Lines Ltd.	352	287
Newport Corp. (a)	178	1,280
Nexans SA	7	396
NGK Insulators Ltd.	117	1,185
Nichias Corp.	130	296
Nichicon Corp.	84	515
Nidec Corp.	48	2,431
Nikon Corp.	139	1,912
Nippon Chemi-Con Corp.	123	232
Nippon Electric Glass Co. Ltd.	147	859
Nippon Express Co. Ltd.	379	1,500
Nippon Sheet Glass Co. Ltd.	266	851
Nippon Yusen KK	488	2,308
Nishi-Nippon Railroad Co. Ltd.	361	1,319
NKT Holding A/S	12	438
Nordson Corp.	205	7,571
Norfolk Southern Corp.	142	8,511
Norsk Hydro ASA	135	561
Northrop Grumman Corp.	102	4,783
NSK Ltd.	193	768
NTN Corp.	177	647
Obayashi Corp.	287	1,372
OC Oerlikon Corp. AG (a)	3	231
Odakyu Electric Railway Co. Ltd.	247	1,785
Okuma Corp.	80	342
Old Dominion Freight Line, Inc. (a)	165	5,006
Olympus Corp.	99	1,853
Omron Corp.	94	1,303
Orbotech Ltd. (a)	223	723
Orient Overseas (International) Ltd.	109	190
OSG Corp.	93	662

                                                                See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Overseas Shipholding Group, Inc.	235	8,831
Owens Corning, Inc. (a)	230	3,618
Owens-Illinois, Inc. (a)	417	9,541
Pacer International, Inc.	256	2,890
Pacific Basin Shipping Ltd.	885	453
Packaging Corporation of America	214	3,602
Pall Corp.	292	7,712
Panalpina Welttransport Holdings AG	7	317
Park Electrochemical Corp.	93	2,011
Parker Hannifin Corp.	352	13,647
Pentair, Inc.	243	6,717
Plexus Corp. (a)	140	2,612
Precision Castparts Corp.	67	4,342
Regal-Beloit Corp.	161	5,242
Rengo Co. Ltd.	236	1,198
Republic Services, Inc.	423	10,025
Rexam PLC	128	769
Rheinmetall AG	15	461
Rieter Holding AG	2	345
Rinnai Corp.	44	1,594
Rockwell Automation, Inc.	253	7,001
Rockwell Collins, Inc.	337	12,547
Rolls-Royce Group PLC	336	1,764
Roper Industries, Inc.	203	9,206
Royal Philips NV	213	3,895
Ryder System, Inc.	152	6,022
Sacyr Vallehermoso SA	28	257
Safran SA	52	656
Sagami Railway Co. Ltd.	399	1,596
Sankyu, Inc.	262	811
Sanmina-SCI Corp. (a)	4,082	3,062
Sanwa Holdings Corp.	221	725
Sanyo Electric Co. Ltd. (a)	845	1,244
Schindler Holding AG	20	862
Schneider Electric SA	45	2,678
Sealed Air Corp.	413	6,988
Seino Holdings Corp.	135	643
SembCorp. Industries Ltd.	348	563
SembCorp. Marine Ltd.	487	585
Sharp Corp.	435	3,034
The Shaw Group, Inc. (a)	78	1,395
Shima Seiki Manufacturing Ltd.	30	541
Shimizu Corp.	290	1,392
Siemens AG	157	9,495
SIG PLC	49	191
Sims Group Ltd.	58	547
Singapore Post Ltd.	1,598	760
Singapore Technologies Engineering Ltd.	537	833
Skanska AB	74	639
SMC Corp.	25	2,309
Smurfit-Stone Container Corp. (a)	611	825
Snap-On, Inc.	381	14,076

                                                                 See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

SNC-Lavalin Group, Inc.	36	946
SonoCo. Products Co.	237	5,968
Spirit Aerosystems Holdings, Inc. (a)	566	9,130
SPX Corp.	100	3,874
Stanley Electric Co. Ltd.	73	901
The Stanley Works	195	6,384
Star Micronics Co. Ltd.	44	469
Stericycle, Inc. (a)	173	10,106
STX Pan Ocean Co. Ltd.	845	439
Sulzer AG	10	586
Sumitomo Electric Industries Ltd.	302	2,383
Sumitomo Heavy Industries Ltd.	240	692
Sunpower Corp. - B Shares (a)	44	1,303
Sunpower Corp. (a)	71	2,771
Tadano Ltd.	91	394
Taiheiyo Cement Corp.	379	431
Taisei Corp.	426	960
Taiyo Yuden Co. Ltd.	60	279
Techtronic Industries Co.	1,101	405
Teekay Corp.	108	2,306
Teledyne Technologies, Inc. (a)	163	7,426
Teleflex, Inc.	232	12,292
Tenaris SA	87	848
Terex Corp. (a)	217	3,622
Tetra Tech, Inc. (a)	541	11,895
Texas Industries, Inc.	182	5,757
Textron, Inc.	90	1,593
Thales SA	23	917
THK Co. Ltd.	55	740
Thomas & Betts Corp. (a)	121	2,874
Tidewater, Inc.	69	3,009
Timken Co.	182	2,890
Titan Cement Co. SA	25	424
TNT NV	72	1,496
Tobu Railway Co. Ltd.	342	1,718
Toda Corp.	240	860
Toho Zinc Co. Ltd.	136	271
Tokyo Seimitsu Co. Ltd.	39	385
Tokyu Corp.	421	1,628
Toll Holdings Ltd.	241	957
Tomkins PLC	272	501
Toshiba Corp.	1,284	4,575
Toto Ltd.	154	1,050
Toyo Seikan Kaisha Ltd.	77	928
Transfield Services Ltd.	135	365
Transpacific Industries Group Ltd.	114	270
Transport International Holding Ltd.	243	583
Travis Perkins PLC	34	160
Tredegar Corp.	191	2,812
Trimble Navigation Ltd. (a)	348	7,158
Trinity Industries, Inc.	161	2,718
Tsubakimoto Chain Co.	180	492

                                                             See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Tyco International Ltd.	158	3,994
Ulvac, Inc.	32	587
Union Pacific Corp.	184	12,286
United Group Ltd.	82	518
United Technologies Corp.	331	18,192
URS Corp. (a)	432	12,696
Ushio, Inc.	69	920
UTi Worldwide, Inc.	167	1,964
Vallourec SA	10	1,109
Varian, Inc. (a)	203	7,481
Venture Corp. Ltd.	130	465
Vestas Wind Systems A/S (a)	34	1,388
Vishay Intertechnology, Inc. (a)	408	1,758
Wabtec Corp.	242	9,622
Wartsila Oyj	19	478
Waste Connections, Inc. (a)	446	15,095
Waste Management, Inc.	186	5,809
Waters Corp. (a)	212	9,286
The Weir Group PLC	87	485
Werner Enterprises, Inc.	397	7,789
Wesfarmers Ltd.	277	3,966
Wienerberger AG	19	312
WorleyParsons Ltd.	78	775
Worthington Industries, Inc.	606	7,314
Yamatake Corp.	43	805
Yamato Holdings Co. Ltd.	178	1,933
Yaskawa Electric Corp.	107	459
YIT OYJ	41	254
Yokogawa Electric Corp.	96	435
YRC Worldwide, Inc. (a)	578	2,647
Zardoya Otis SA	46	868
Zebra Technologies Corp. (a)	139	2,813
Zodiac SA	18	699
		1,535,379

Technology (5.81%)
Accenture Ltd.	383	12,658
ACI Worldwide, Inc. (a)	297	4,069
Actel Corp. (a)	249	3,010
Activision Blizzard, Inc. (a)	1,122	13,980
Adobe Systems, Inc. (a)	300	7,992
Advanced Micro Devices, Inc. (a)	1,050	3,675
Advent Software, Inc. (a)	94	1,762
Affiliated Computer Services, Inc. (a)	188	7,708
Agilysys, Inc.	207	832
Altera Corp.	726	12,596
Amkor Technology, Inc. (a)	1,046	4,247
Ansys, Inc. (a)	453	12,969
Apple, Inc. (a)	520	55,947
Applied Materials, Inc.	717	9,256
Ariba, Inc. (a)	785	8,400
ARM Holdings PLC	435	677

                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

ASM Pacific Technology Ltd.	142	463
ASML Holding NV	76	1,317
ATMI, Inc. (a)	173	2,104
Atos Origin SA	22	507
Autodesk, Inc. (a)	462	9,845
Autonomy Corp. PLC (a)	77	1,213
Avid Technology, Inc. (a)	206	3,055
Axcelis Technologies, Inc. (a)	687	302
BMC Software, Inc. (a)	400	10,328
Broadcom Corp. (a)	288	4,919
Broadridge Financial Solutions, Inc.	182	2,202
Brocade Communications Systems, Inc. (a)	875	3,299
Brooks Automation, Inc. (a)	454	3,110
CA, Inc.	227	4,041
Cabot Microelectronics Corp. (a)	120	3,448
CACI International, Inc. (a)	154	6,342
Cadence Design Systems, Inc. (a)	283	1,152
Canon, Inc.	496	16,816
Cap Gemini SA	27	863
Cerner Corp. (a)	124	4,617
CGI Group, Inc. (a)	128	1,022
Check Point Software Technologies Ltd. (a)	554	11,202
Citrix Systems, Inc. (a)	416	10,720
Cognizant Technology Solutions (a)	606	11,635
Computer Sciences Corp. (a)	477	14,386
Computershare Ltd.	199	1,111
Compuware Corp. (a)	769	4,906
Conexant Systems, Inc. (a)	325	504
Cree, Inc. (a)	444	8,716
CSG Systems International, Inc. (a)	302	5,022
CSK Holdings Corp.	41	336
Cypress Semiconductor Corp. (a)	162	812
Dassault Systemes SA	22	906
Dell, Inc. (a)	1,227	14,908
Diebold, Inc.	86	2,556
DSP Group, Inc. (a)	218	1,373
DST Systems, Inc. (a)	103	4,180
Dun & Bradstreet Corp.	124	9,138
Electronic Arts, Inc. (a)	157	3,576
Electronics for Imaging (a)	506	5,364
EMC Corp. (a)	1,316	15,502
Emulex Corp. (a)	361	3,430
Entegris, Inc. (a)	888	2,389
Fidelity National Information Services, Inc.	413	6,232
Fiserv, Inc. (a)	350	11,676
Formfactor, Inc. (a)	337	5,871
Fujitsu Ltd.	825	3,157
Hewlett-Packard Co.	1,518	58,109
HIS, Inc. (a)	68	2,407
Hutchinson Technology, Inc. (a)	178	1,218
IBM Corp.	580	53,923
Ikon Office Solutions, Inc.	673	11,596

                                                          See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Imation Corp.	243	2,994
Indra Sistemas SA	50	967
Infineon Technologies AG (a)	139	439
Informatica Corp. (a)	605	8,500
Insight Enterprises, Inc. (a)	489	4,758
Intel Corp.	3,426	54,816
International Rectifier Corp. (a)	141	2,177
Intersil Corp.	318	4,353
Intuit, Inc. (a)	656	16,439
Itochu Techno-Solutions Corp.	36	824
Jack Henry & Associates, Inc.	732	13,915
Kla-Tencor Corp.	342	7,952
Konami Corp.	58	1,011
Kulicke & Soffa Industries, Inc. (a)	388	1,141
Lam Research Corp. (a)	267	5,970
Lattice Semiconductor Corp. (a)	1,031	1,938
Lenovo Group Ltd.	1,955	573
Lexmark International, Inc. (a)	125	3,229
Linear Technology Corp.	468	10,614
LogicaCMG PLC	416	460
Logitech International SA (a)	48	715
Macrovision Solutions Corp. (a)	192	2,127
Maxim Integrated Products, Inc.	163	2,217
MEMC Electronic Materials, Inc. (a)	118	2,169
Mentor Graphics Corp. (a)	522	3,831
Metavante Technologies, Inc. (a)	265	4,444
Micrel, Inc.	435	3,197
Micron Technology, Inc. (a)	1,439	6,778
Micros Systems, Inc. (a)	516	8,787
Microsemi Corp. (a)	469	10,196
Microsoft Corp.	4,968	110,935
Misys PLC	268	476
NCR Corp. (a)	358	6,544
Neopost SA	9	750
NetApp, Inc. (a)	654	8,849
Nomura Research Institute Ltd.	64	1,024
Novell, Inc. (a)	797	3,714
Novellus Systems, Inc. (a)	243	3,839
NTT Data Corp.	1	3,248
Nuance Communications, Inc. (a)	177	1,620
Nvidia Corp. (a)	277	2,427
Obic Co. Ltd.	7	851
ON Semiconductor Corp. (a)	588	3,005
Oracle Corp. (a)	2,205	40,329
Oracle Corp. Japan	29	1,239
Otsuka Corp.	14	691
Palm, Inc. (a)	727	2,901
Parametric Technology Corp. (a)	1,002	13,016
Perot Systems Corp. (a)	829	11,929
Photronics, Inc. (a)	264	182
Pitney Bowes, Inc.	554	13,728
PMC - Sierra, Inc. (a)	1,880	8,798

                                                      See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

QLogic Corp. (a)	379	4,556
Quantum Corp. (a)	1,587	460
Quest Software, Inc. (a)	235	3,114
Rambus, Inc. (a)	235	2,150
Red Hat, Inc. (a)	391	5,204
Research In Motion Ltd. (a)	87	4,406
RiCoh Co. Ltd.	293	3,054
Rohm Co. Ltd.	43	2,012
Sage Group PLC	279	777
Salesforce.com, Inc. (a)	192	5,944
SAP AG	166	5,887
SEI Investments Co.	295	5,216
Seiko Epson Corp.	65	957
Semiconductor Manufacturing, Inc. (a)	10,078	187
Semtech Corp. (a)	433	5,248
Shinko Electric Industries Co.	53	336
Silicon Image, Inc. (a)	711	3,249
Silicon Laboratories, Inc. (a)	363	9,423
Skyworks Solutions, Inc. (a)	1,414	10,082
Square Enix Co. Ltd.	45	1,119
SRA International, Inc. (a)	209	3,862
STMicroelectronics NV	123	1,004
Sun Microsystems, Inc. (a)	347	1,596
Sybase, Inc. (a)	48	1,278
Take-Two Interactive Software, Inc. (a)	364	4,317
TDK Corp.	53	1,738
Teradata Corp. (a)	340	5,233
Teradyne, Inc. (a)	466	2,377
Tessera Technologies, Inc. (a)	316	5,460
Texas Instruments, Inc.	857	16,763
Tokyo Electron Ltd.	66	2,151
TomTom NV (a)	20	152
Trident Microsystems, Inc. (a)	284	514
TriQuint Semiconductor, Inc. (a)	939	4,207
Unisys Corp. (a)	1,857	2,823
Varian Semiconductor Equipment Associates, Inc. (a)	413	8,103
VeriFone Holdings, Inc. (a)	138	1,568
Western Digital Corp. (a)	559	9,224
Wincor Nixdorf AG	15	650
Wind River Systems, Inc. (a)	618	5,400
Xerox Corp.	503	4,033
Xilinx, Inc.	755	13,906
Zoran Corp. (a)	218	1,775
		1,126,745

Utilities (3.95%)
A2A SpA	391	710
AGL Energy Ltd.	175	1,624
AGL Resources, Inc.	671	20,398
Algonquin Power Income Fund	54	114
Allegheny Energy, Inc.	314	9,467
Allete, Inc.	175	6,125

                                                           See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Alliant Energy Corp.	112	3,291
Ameren Corp.	560	18,172
American Electric Power Co., Inc.	155	5,058
Aqua America, Inc.	311	5,598
Atmos Energy Corp.	775	18,809
Avista Corp.	507	10,069
Babcock & Brown Infrastructure Group	963	122
Black Hills Corp.	338	8,535
British Energy Group PLC	190	2,263
Brookfield Infrastructure Partners LP	4	60
Canadian Utilities Ltd.	29	1,021
Centerpoint Energy, Inc.	690	7,949
Centrica PLC	683	3,347
China Resources Power Holdings Ltd.	506	939
Chubu Electric Power Co., Inc.	295	7,636
Chugoku Electric Power Co., Inc.	117	2,815
Cleco Corp.	530	12,195
CLP Holdings Ltd.	650	4,361
CMS Energy Corp.	516	5,289
Consolidated Edison, Inc.	81	3,509
Contact Energy Ltd.	184	777
Dominion Resources, Inc.	190	6,893
DPL, Inc.	264	6,022
DTE Energy Co.	423	14,932
Duke Energy Corp.	401	6,568
Dynegy, Inc. (a)	996	3,625
E.ON AG	387	14,938
Edison International	93	3,310
El Paso Electric Co. (a)	429	7,945
Electric Power Development Co.	66	1,940
Electricite de France	43	2,570
Enagas SA	55	1,067
Endesa SA	87	2,867
Enel SpA	780	5,188
Energen Corp.	66	2,216
Energias de Portugal SA	421	1,441
Entergy Corp.	70	5,464
Exelon Corp.	241	13,072
FirstEnergy Corp.	96	5,007
Fortis, Inc.	53	1,157
Fortum Oyj	82	2,007
FPL Group, Inc.	119	5,622
Gas Natural SDG SA	23	704
Gaz de France SA	225	9,936
Great Plains Energy, Inc.	446	8,670
Hawaiian Electric Industries, Inc.	720	19,166
Hokkaido Electric Power Co., Inc.	80	1,782
Hokuriku Electric Power Co.	82	2,152
Hong Kong & China Gas Co.	1,592	2,748
HongKong Electric Holdings Ltd.	522	2,778
Iberdrola SA	708	5,079
IdaCorp., Inc.	391	10,424

                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

Integrys Energy Group, Inc.	221	10,520
International Power PLC	279	995
ITC Holdings Corp.	277	11,241
Kansai Electric Power Co., Inc.	338	8,406
Kyushu Electric Power Co., Inc.	180	4,102
MDU Resources Group, Inc.	398	7,248
National Fuel Gas Co.	166	6,008
National Grid PLC	502	5,684
Nicor, Inc.	105	4,852
NiSource, Inc.	808	10,472
Northeast Utilities	364	8,212
Northumbrian Water Group PLC	212	1,064
Northwest Natural Gas Co.	248	12,618
NorthWestern Corp.	589	11,509
NRG Energy, Inc. (a)	471	10,951
NSTAR	255	8,428
OGE Energy Corp.	216	5,897
Osaka Gas Co. Ltd.	845	2,951
Pennon Group PLC	106	914
Pepco Holdings, Inc.	489	10,098
PG&E Corp.	132	4,840
Piedmont Natural Gas Co.	624	20,542
Pinnacle West Capital Corp.	235	7,438
PNM Resources, Inc.	608	5,928
Portland General Electric Co.	520	10,670
PPL Corp.	123	4,037
Progress Energy, Inc.	102	4,016
Public Power Corp. SA	43	528
Public Service Enterprise Group, Inc.	278	7,826
Puget Energy, Inc.	280	6,560
Red Electrica de Espana SA	29	1,265
Reliant Energy, Inc. (a)	924	4,851
RWE AG	87	7,286
SCANA Corp.	249	8,195
Scottish & Southern Energy PLC	161	3,146
Sempra Energy	89	3,791
Severn Trent PLC	50	1,102
Shikoku Electric Power Co., Inc.	96	2,787
Sierra Pacific Resources	532	4,410
Snam Rete Gas SpA	236	1,192
Southern Co.	316	10,851
Southern Union Co.	195	3,358
Southwest Gas Corp.	391	10,213
TECO Energy, Inc.	493	5,689
Terna Rete Elettrica Nazionale SpA	382	1,229
The AES Corp. (a)	353	2,813
Toho Gas Co. Ltd.	283	1,620
Tohoku Electric Power Co., Inc.	200	4,466
Tokyo Electric Power Co., Inc.	539	15,155
Tokyo Gas Co. Ltd.	954	4,067
TransAlta Corp.	46	924
UGI Corp.	903	21,555

                                                               See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund			October 31, 2008

	Shares or
Security Description	Principal ($)		Value ($)

Union Fenosa SA		72	1,523
Unisource Energy Corp.		328	9,046
United Utilities Group PLC		126	1,418
Vectren Corp.		664	16,733
Veolia Environnement SA		73	1,787
Westar Energy, Inc.		775	15,105
WGL Holdings, Inc.		428	13,776
Wisconsin Energy Corp.		342	14,876
Xcel Energy, Inc.		1,174	20,450
			766,777

Total Common Stock (Cost $ 19,323,979)			12,562,575

Investment Companies (6.33%)

BLDRS Emerging Markets 50 ADR Index Fund - ETF		8,970	245,240
iShares MSCI Emerging Markets Index Fund - ETF		29,916	762,559
Vanguard Emerging Markets ETF		8,742	220,386

Total Investment Companies (Cost $ 2,121,052)			1,228,185

Preferred Stocks (0.04%)

Bayerische Motoren Werke AG		26	523
Fresenius SE		16	1,025
Henkel KGaA		33	947
Ito En Ltd.		12	129
Porsche Automobil Holding SE		20	1,784
ProSiebenSat.1 Media AG		36	112
RWE AG		14	879
Unipol Gruppo Finanziario SpA		409	443
Volkswagen		20	1,272

Total Preferred Stocks (Cost $ 14,488)			7,114

Rights and Options (0.00%)^

Finmeccanica SpA (a)		53	22
Sacyr Vallehermoso SA (a)		28	18
Suez Environnement SA (a)		212	969

Total Rights and Options (Cost $ 1,363)			1,009

U.S. Treasury Obligations (6.22%)

U.S. Treasury Bond (1.16%)

6.25%, 8/15/23	USD	131,000	149,975
5.00%, 5/15/37	USD	68,000	74,896

                                                         See Notes to Financial Statements

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund		October 31, 2008

	Shares or
Security Description	Principal ($)	Value ($)

		224,871

U.S. Treasury Note (5.06%)
6.50%, 2/15/10	USD 185,000	196,591
2.13%, 4/30/10	USD 34,000	34,377
5.00%, 8/15/11	USD 170,000	185,871
4.38%, 8/15/12	USD 97,000	105,177
4.25%, 8/15/13	USD 136,000	145,594
4.75%, 5/15/14	USD 170,000	186,535
4.50%, 11/15/15	USD 61,000	64,531
4.75%, 8/15/17	USD 61,000	64,565
		983,241

Total U.S. Treasury Obligations (Cost $ 1,216,332)		1,208,112

Money Markets (22.07%)

American Beacon Money Market Fund (b)	3,196,305	3,196,305
Dreyfus Cash Management	107,777	107,777
Dreyfus Cash Management Plus	289,458	289,458
Federated Government Obligation Fund	689,414	689,414

Total Money Markets (Cost $ 4,282,954)	4,282,954	4,282,954

Total Investments
(Cost $ 26,960,168) (c) 99.38%		19,289,949

Other assets in excess of liabilities 0.62%		119,877

NET ASSETS 100.00%		$ 19,409,826

(a)	Non-income producing security.
(b)	This security has been determined to be illiquid. Its value of $3,196,305 represents 16.47% of net assets.
(c)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

ETF - Exchange-Traded Fund
^ Rounds to less than 0.01% .

                                                                                                   See Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the
Board.
Item 11. Controls and Procedures.
(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)
under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics in Item 2 is attached hereto as an Exhibit.
(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-
2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities
Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States
Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust
By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President
Date	January 9, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin, President

Date: January 9, 2009

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva, Treasurer

Date: January 9, 2009